                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              / /

    Post-Effective Amendment No.  42         (File No. 333-79311)            /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            43         (File No. 811-07355)            /X/

                        (Check appropriate box or boxes)

                       RIVERSOURCE VARIABLE ACCOUNT 10
                  (previously IDS LIFE VARIABLE ACCOUNT 10)
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                      RiverSource Life Insurance Company
                    (previously IDS Life Insurance Company)
--------------------------------------------------------------------------------
                               (Name of Depositor)

            70100 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237
--------------------------------------------------------------------------------

  Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

 / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2007 pursuant to paragraph (b)of Rule 485
 / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
 / / as soon as practicable pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2007

RIVERSOURCE

RETIREMENT ADVISOR VARIABLE ANNUITY(R)

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

NEW RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             ameriprise.com/variableannuities

             RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing. Prospectuses are also available for:

o    AIM Variable Insurance Funds

o    AllianceBernstein Variable Products Series Fund, Inc.

o    American Century Variable Portfolios, Inc.

o    Calvert Variable Series, Inc.

o    Columbia Funds Variable Insurance Trust

o    Credit Suisse Trust

o    Eaton Vance Variable Trust

o    Fidelity(R) Variable Insurance Products - Service Class

o    Franklin(R) Templeton(R) Variable Insurance Products

     Trust (FTVIPT) - Class 2

o    Goldman Sachs Variable Insurance Trust (VIT)

o    Janus Aspen Series: Service Shares

o    Lazard Retirement Series, Inc.

o    MFS(R) Variable Insurance Trust(SM)

o    Neuberger Berman Advisers Management Trust

o    Oppenheimer Variable Account Funds - Service Shares

o    PIMCO Variable Insurance Trust (VIT)

o    Putnam Variable Trust - Class IB Shares

o    RiverSource(R) Variable Portfolio Funds

o    Royce Capital Fund

o    Third Avenue Variable Series Trust

o    The Universal Institutional Funds, Inc.

     Van Kampen Life Investment Trust

o    Wanger Advisors Trust

o    Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse under certain circumstances. Surrender charges from contracts with purchase payment credits may be higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.



1 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

RiverSource Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS

KEY TERMS                                                                    3
THE CONTRACT IN BRIEF                                                        4
EXPENSE SUMMARY                                                              6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                 10
FINANCIAL STATEMENTS                                                        10
THE VARIABLE ACCOUNT AND THE FUNDS                                          11
THE FIXED ACCOUNT                                                           25
BUYING YOUR CONTRACT                                                        25
CHARGES                                                                     27
VALUING YOUR INVESTMENT                                                     31
MAKING THE MOST OF YOUR CONTRACT                                            32
SURRENDERS                                                                  36
TSA -- SPECIAL PROVISIONS                                                   37
CHANGING OWNERSHIP                                                          37
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                         38
OPTIONAL BENEFITS                                                           40
THE ANNUITY PAYOUT PERIOD                                                   44
TAXES                                                                       46
VOTING RIGHTS                                                               49
SUBSTITUTION OF INVESTMENTS                                                 49
ABOUT THE SERVICE PROVIDERS                                                 49
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED)                       51
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                63

CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of your contract.



2 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o    Roth IRAs under Section 408 A of the Code

o    SIMPLE IRAs under Section 408(p) of the Code

o    Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
     Code

o    Plans under Section 401(k) of the Code

o    Custodial and investment only plans under Section 401(a) of the Code

o    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the EEB and/or MAV. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.


3 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p.
     11)

o the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (p. 25)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 25)



4 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 33)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 36)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 38)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 40)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 44)

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 46)



5 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

               SEVEN-YEAR SCHEDULE                                  TEN-YEAR SCHEDULE*

NUMBER OF COMPLETED YEARS FROM   SURRENDER CHARGE   NUMBER OF COMPLETED YEARS FROM   SURRENDER CHARGE
 DATE OF EACH PURCHASE PAYMENT      PERCENTAGE       DATE OF EACH PURCHASE PAYMENT      PERCENTAGE
               0                        7%                         0                        8%
               1                        7                          1                        8
               2                        7                          2                        8
               3                        6                          3                        7
               4                        5                          4                        7
               5                        4                          5                        6
               6                        2                          6                        5
               7                        0                          7                        4
                                                                   8                        3
                                                                   9                        2
                                                                  10                        0

* The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

                                        ASSUMED
                                       INVESTMENT
                                          RATE
                                     3.50%   5.00%
Qualified annuity discount rate      4.72%   6.22%
Nonqualified annuity discount rate   4.92%   6.42%

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                           $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)

MAV RIDER FEE                                                             0.15%
EEB RIDER FEE                                                             0.30%

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE
FOR NONQUALIFIED ANNUITIES                                                0.95%
FOR QUALIFIED ANNUITIES                                                   0.75%


6 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE ACTUAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                  MINIMUM   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements    0.51%     1.86%

(a)  Each fund deducts management fees and other expenses from fund assets.
     Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable
     Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                              GROSS TOTAL
                                                                              MANAGEMENT   12b-1     OTHER      ANNUAL
                                                                                 FEES       FEES   EXPENSES    EXPENSES
AIM V.I. Capital Appreciation Fund, Series I Shares                              0.61%       --%    0.30%**      0.91%(1)
AIM V.I. Capital Development Fund, Series I Shares                               0.75        --     0.35**       1.10(1),(2)
AIM V.I. Global Health Care Fund, Series II Shares                               0.75      0.25     0.36**       1.36(1)
AIM V.I. International Growth Fund, Series II Shares                             0.72      0.25     0.39**       1.36(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                      0.75      0.25     0.18         1.18
AllianceBernstein VPS Growth and Income Portfolio (Class B)                      0.55      0.25     0.06         0.86
AllianceBernstein VPS International Value Portfolio (Class B)                    0.75      0.25     0.10         1.10
American Century VP International, Class I                                       1.23        --       --         1.23
American Century VP Mid Cap Value, Class II                                      0.90      0.25       --         1.15
American Century VP Ultra(R), Class II                                           0.90      0.25       --         1.15
American Century VP Value, Class I                                               0.93        --       --         0.93
Calvert Variable Series, Inc. Social Balanced Portfolio                          0.70        --     0.21         0.91
Columbia Marsico Growth Fund, Variable Series, Class A                           0.74        --     0.27         1.01(3)
Columbia Marsico International Opportunities Fund, Variable Series, Class B      0.80      0.25     0.32         1.37(3)
Credit Suisse Trust - Commodity Return Strategy Portfolio                        0.50      0.25     0.51         1.26(4)
Credit Suisse Trust - Mid-Cap Core Portfolio
(previously Credit Suisse Trust - Mid-Cap Growth Portfolio)                      0.75        --     0.59         1.34(4)
Eaton Vance VT Floating-Rate Income Fund                                         0.57      0.25     0.37         1.19
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                          0.57      0.25     0.09         0.91
Fidelity(R) VIP Growth & Income Portfolio Service Class                          0.47      0.10     0.13         0.70
Fidelity(R) VIP Mid Cap Portfolio Service Class                                  0.57      0.10     0.11         0.78
Fidelity(R) VIP Overseas Portfolio Service Class                                 0.72      0.10     0.16         0.98
FTVIPT Franklin Global Real Estate Securities Fund - Class 2
(previously FTVIPT Franklin Real Estate Fund - Class 2)                          0.47      0.25     0.03         0.75(5)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                        0.51      0.25     0.20**       0.96(6)
FTVIPT Templeton Foreign Securities Fund - Class 2                               0.63      0.25     0.18**       1.06(6)
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                      0.80        --     0.07         0.87(7)
Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares        0.75        --     0.24         0.99(7),(8)
Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares             0.65        --     0.07         0.72(7)



7 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                             GROSS TOTAL
                                                                                MANAGEMENT  12b-1    OTHER     ANNUAL
                                                                                   FEES      FEES  EXPENSES   EXPENSES
Janus Aspen Series Global Technology Portfolio: Service Shares                     0.64%    0.25%   0.21%**      1.10%
Janus Aspen Series International Growth Portfolio: Service Shares                  0.64     0.25    0.07**       0.96
Janus Aspen Series Large Cap Growth Portfolio: Service Shares                      0.64     0.25    0.05**       0.94
Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                        0.64     0.25    0.06**       0.95
Lazard Retirement International Equity Portfolio - Service Shares                  0.75     0.25    0.19         1.19
MFS(R) Investors Growth Stock Series - Service Class                               0.75     0.25    0.12         1.12
MFS(R) New Discovery Series - Service Class                                        0.90     0.25    0.13         1.28
MFS(R) Utilities Series - Service Class                                            0.75     0.25    0.11         1.11
Neuberger Berman Advisers Management Trust International Portfolio (Class S)       1.15     0.25    0.27         1.67(9)
Oppenheimer Global Securities Fund/VA, Service Shares                              0.62     0.25    0.04**       0.91(10)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                          0.72     0.25    0.03**       1.00(10)
Oppenheimer Strategic Bond Fund/VA, Service Shares                                 0.62     0.25    0.02**       0.89(10)
PIMCO VIT All Asset Portfolio, Advisor Share Class                                 0.18     0.25    0.86**       1.29
Putnam VT International New Opportunities Fund - Class IB Shares                   1.00     0.25    0.24**       1.49(11)
Putnam VT Vista Fund - Class IB Shares                                             0.65     0.25    0.15**       1.05
RiverSource(R) Variable Portfolio - Balanced Fund                                  0.56     0.13    0.15**       0.84(12),(13)
RiverSource(R) Variable Portfolio - Cash Management Fund                           0.33     0.13    0.14         0.60(12)
RiverSource(R) Variable Portfolio - Core Bond Fund                                 0.48     0.13    0.32**       0.93(12),(14)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                          0.46     0.13    0.15**       0.74(12)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                 0.64     0.13    0.14**       0.91(12),(13)
RiverSource(R) Variable Portfolio - Emerging Markets Fund                          1.13     0.13    0.25**       1.51(12),(13)
RiverSource(R) Variable Portfolio - Fundamental Value Fund                         0.72     0.13    0.17**       1.02(12),(13),(14)
RiverSource(R) Variable Portfolio - Global Bond Fund                               0.70     0.13    0.17**       1.00(12)
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund     0.44     0.13    0.15**       0.72(12),(14)
RiverSource(R) Variable Portfolio - Growth Fund                                    0.71     0.13    0.17**       1.01(12),(13)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                           0.59     0.13    0.16**       0.88(12)
RiverSource(R) Variable Portfolio - Income Opportunities Fund                      0.61     0.13    0.16**       0.90(12),(14)
RiverSource(R) Variable Portfolio - International Opportunity Fund                 0.76     0.13    0.19**       1.08(12),(13)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                          0.57     0.13    0.13**       0.83(12),(13)
RiverSource(R) Variable Portfolio - Large Cap Value Fund                           0.60     0.13    0.50**       1.23(12),(14)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                            0.60     0.13    0.15**       0.88(12),(13),(14)
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                             0.72     0.13    0.22**       1.07(12),(13),(14)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                             0.22     0.13    0.16**       0.51(12),(14)
RiverSource(R) Variable Portfolio - Select Value Fund                              0.72     0.13    0.37**       1.22(12),(13),(14)
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund            0.48     0.13    0.16**       0.77(12)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                       0.72     0.13    0.23**       1.08(12),(13)
RiverSource(R) Variable Portfolio - Small Cap Value Fund                           1.00     0.13    0.19**       1.32(12),(13),(14)
Royce Micro-Cap Portfolio - Investment Class                                       1.25       --    0.06         1.31
Third Avenue Value Portfolio                                                       0.90       --    0.27         1.17
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares               0.56     0.25    0.03         0.84
Van Kampen UIF Global Real Estate Portfolio, Class II Shares                       0.85     0.35    0.66         1.86(15)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                           0.75     0.35    0.31         1.41(15)
Wanger International Small Cap                                                     0.91       --    0.10         1.01
Wanger U.S. Smaller Companies                                                      0.90       --    0.05         0.95



8 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   GROSS TOTAL
                                                   MANAGEMENT   12b-1     OTHER      ANNUAL
                                                      FEES       FEES   EXPENSES    EXPENSES
Wells Fargo Advantage VT Asset Allocation Fund        0.55%     0.25%    0.22%**   1.02%(16)
Wells Fargo Advantage VT International Core Fund      0.75      0.25     0.43**    1.43(16)
Wells Fargo Advantage VT Small Cap Growth Fund        0.75      0.25     0.23**    1.23(16)

* The Funds provided the information on their expenses and we have not independently verified the information.

** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least
     April 30, 2008.

(2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.09% for AIM V.I. Capital
     Development Fund, Series I Shares.

(3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

(4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and
     1.21% for Credit Suisse Trust - Mid-Cap Core Portfolio.

(5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

(6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission
     (SEC). After fee reductions net expenses would be 0.93% for FTVIPT
     Franklin Small Cap Value Securities Fund - Class 2 and 1.03% for FTVIPT
     Templeton Foreign Securities Fund - Class 2.

(7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
     Investment Adviser has voluntarily agreed to limit "Other expenses"
     (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares, 0.114% of the Fund's average daily net assets for Goldman Sachs VIT Structured
     Small Cap Equity Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity
     Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(8) The Investment Adviser has voluntarily agreed to waive a portion of its Management fee. After fee waivers and expense reimbursements net expenses would be 0.97% for Goldman Sachs VIT Structured Small Cap Equity Fund -
     Institutional Shares.

(9) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.

(10) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional
     Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.

(11) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2007. After fee waivers and expense reimbursements net expenses would be 1.40% for Putnam VT International New Opportunities Fund - Class
     IB Shares.

(12) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(13) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R)
     Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R)
     Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R)
     Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R)
     Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
     RiverSource(R) Variable Portfolio - Diversified Equity Income Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund, 0.11% for
     RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R)
     Variable Portfolio - International Opportunity Fund, 0.01% for
     RiverSource(R) Variable Portfolio - Large Cap Equity Fund, 0.02% for
     RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for
     RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(14) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.83% for RiverSource(R) Variable Portfolio - Core Bond Fund,
     1.07% for RiverSource(R) Variable Portfolio - Fundamental Value Fund,
     0.72% for RiverSource(R) Variable Portfolio - Global Inflation Protected
     Securities Fund, 0.99% for RiverSource(R) Variable Portfolio -Income
     Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio - Large
     Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid Cap
     Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap Value
     Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index Fund,
     1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(15) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio,
     Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio,
     Class II Shares.

(16) The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation
     Fund, 1.00% for Wells Fargo Advantage VT International Core Fund and
     1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.



9 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select both the optional MAV and EEB. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                               IF YOU SURRENDER YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                          AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                       1 YEAR    3 YEARS    5 YEARS    10 YEARS   1 YEAR   3 YEARS    5 YEARS    10 YEARS
RAVA with a ten-year surrender charge
   schedule                              $1,137.23  $1,828.23  $2,441.92  $3,830.30  $337.23  $1,028.23  $1,741.92  $3,630.30
RAVA with a seven-year surrender charge
   schedule                               1,037.23   1,728.23   2,241.92   3,630.30   337.23   1,028.23   1,741.92   3,630.30

QUALIFIED ANNUITY
RAVA with a ten-year surrender charge
   schedule                              $1,116.73  $1,767.70  $2,342.75  $3,641.65  $316.73  $  967.70  $1,642.75  $3,441.65
RAVA with a seven-year surrender charge
   schedule                               1,016.73   1,667.70   2,142.75   3,441.65   316.73     967.70   1,642.75   3,441.65


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                       IF YOU DO NOT SURRENDER YOUR CONTRACT
                                              IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                         AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                      1 YEAR    3 YEARS    5 YEARS   10 YEARS     1 YEAR   3 YEARS  5 YEARS   10 YEARS
RAVA with a ten-year surrender charge
   schedule                               $952.73  $1,274.27  $1,518.54  $1,989.42    $152.73  $474.27  $818.54  $1,789.42
RAVA with a seven-year surrender charge
   schedule                                852.73   1,174.27   1,318.54   1,789.42     152.73   474.27   818.54   1,789.42

QUALIFIED ANNUITY
RAVA with a ten-year surrender charge
   schedule                               $932.23  $1,211.44  $1,411.58  $1,763.99    $132.23  $411.44  $711.58  $1,563.99
RAVA with a seven-year surrender charge
   schedule                                832.23   1,111.44   1,211.58   1,563.99     132.23   411.44   711.58   1,563.99

* In these examples, the $30 contract administrative charge is approximated as a .030% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

You can find unaudited condensed financial information of the subaccounts in the Appendix.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statements date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.


10 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under
     Section 817(h) of the Code.

o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.



11 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - PROSPECTUS

o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

o    REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
     INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

     Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

     The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

     o Compensating, training and educating sales representatives who sell the contracts.

     o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

     o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

     o Providing sub-transfer agency and shareholder servicing to contract owners.

     o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

     o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

     o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

     o Subaccounting, transaction processing, recordkeeping and administration.


12 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - PROSPECTUS

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

     o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

     o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

     o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

     o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


13 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:

FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                Growth of capital. Invests principally in common      A I M Advisors, Inc.
Appreciation Fund,              stocks of companies likely to benefit from new or
Series I Shares                 innovative products, services or processes as well
                                as those with above-average growth and excellent
                                prospects for future growth. The fund may also
                                invest up to 25% of its total assets in foreign
                                securities that involve risks not associated with
                                investing solely in the United States.

AIM V.I. Capital                Long-term growth of capital. Invests primarily in     A I M Advisors, Inc.
Development Fund,               securities (including common stocks, convertible
Series I Shares                 securities and bonds) of small- and medium-sized
                                companies. The Fund may invest up to 25% of its
                                total assets in foreign securities.

AIM V.I. Global Health          Capital growth. The fund seeks to meet its            A I M Advisors, Inc.
Care Fund,                      objective by investing, normally, at least 80% of
Series II Shares                its assets in securities of health care industry
                                companies. The fund may invest up to 20% of its
                                total assets in companies located in developing
                                countries, i.e., those countries that are in the
                                initial stages of their industrial cycles. The fund
                                may also invest up to 5% of its total assets in
                                lower-quality debt securities, i.e., junk bonds.

AIM V.I. International          Long-term growth of capital. Invests primarily in a   A I M Advisors, Inc.
Growth Fund,                    diversified portfolio of international equity
Series II Shares                securities, whose issuers are considered to have
                                strong earnings momentum. The fund may invest up to
                                20% of its total assets in security issuers located
                                in developing countries and in securities
                                exchangeable for or convertible into equity
                                securities of foreign companies.

AllianceBernstein VPS           Long-term growth of capital. The Fund invests at      AllianceBernstein L.P.
Global Technology               least 80% of its net assets in securities of
Portfolio (Class B)             companies that use technology extensively in the
                                development of new or improved products or
                                processes. Invests in a global portfolio of
                                securities of U.S. and foreign companies selected
                                for their growth potential.

AllianceBernstein VPS           Long-term growth of capital. Invests primarily in     AllianceBernstein L.P.
Growth and Income               the equity securities of domestic companies that
Portfolio (Class B)             the Advisor deems to be undervalued.

AllianceBernstein VPS           Long-term growth of capital. Invests primarily in a   AllianceBernstein L.P.
International Value             diversified portfolio of equity securities of
Portfolio (Class B)             established companies selected from more than 40
                                industries and from more than 40 developed and
                                emerging market countries.

American Century VP             Capital growth. Invests primarily in stocks of        American Century Global
International, Class I          growing foreign companies in developed countries.     Investment Management, Inc.



14 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
 American Century VP Mid Cap    Long-term capital growth with income as secondary     American Century Investment
 Value, Class II                objective. Invests primarily in stocks of companies   Management, Inc.
                                that management believes are undervalued at the
                                time of purchase. The fund will invest at least 80%
                                of its assets in securities of companies whose
                                market capitalization at the time of purchase is
                                within the capitalization range of the Russell 3000
                                Index, excluding the largest 100 such companies.

American Century VP Ultra(R),   Long-term capital growth. Analytical research tools   American Century Investment
Class II                        and techniques are used to identify the stocks of     Management, Inc.
                                larger-sized companies that appear to have the best
                                opportunity of sustaining long-term above average
                                growth.

American Century VP Value,      Long-term capital growth, with income as a            American Century Investment
Class I                         secondary objective. Invests primarily in stocks of   Management, Inc.
                                companies that management believes to be
                                undervalued at the time of purchase.

Calvert Variable Series,        Income and capital growth. Invests primarily in       Calvert Asset Management
Inc. Social Balanced            stocks, bonds and money market instruments which      Company, Inc. (CAMCO),
Portfolio                       offer income and capital growth opportunity and       investment adviser. SSgA Funds
                                which satisfy the investment and social criteria.     Management, Inc. and New
                                                                                      Amsterdam Partners, LLP are the
                                                                                      investment subadvisers.

Columbia Marsico Growth Fund,   Long-term growth of capital. The Fund invests         Columbia Management Advisors,
Variable Series, Class A        primarily in equity securities of                     LLC (advisor); Marsico Capital
                                large-capitalization companies that are selected      Management, LLC (sub-advisor)
                                for their growth potential. It generally holds a
                                core position of between 35 and 50 common stocks.
                                It may hold up to 25% of its assets in foreign
                                securities.

Columbia Marsico                Long-term growth of capital. The Fund normally        Columbia Management Advisors,
International Opportunities     invests at least 65% of its assets in common stocks   LLC (advisor); Marsico Capital
Fund, Variable Series, Class    of foreign companies. While the Fund may invest in    Management, LLC (sub-advisor)
B                               companies of any size, it focuses on large
                                companies. These companies are selected for their
                                long-term growth potential. The Fund normally
                                invests in issuers from at least three different
                                countries not including the United States and
                                generally holds a core position of 35 to 50 common
                                stocks. The Fund may invest in common stocks of
                                companies operating in emerging markets.

Credit Suisse Trust -           Total return. Invests in commodity-linked             Credit Suisse Asset Management,
Commodity Return Strategy       derivative instruments backed by a portfolio of       LLC
Portfolio                       short-maturity investment-grade fixed income
                                securities normally having an average duration of
                                one year or less.

Credit Suisse Trust - Mid-Cap   Maximum capital appreciation. Invests in U.S.         Credit Suisse Asset Management,
Core Portfolio (previously      equity securities of "mid-cap" companies selected     LLC
Credit Suisse Trust - Mid-Cap   using proprietary quantitative stock selection
Growth Portfolio)               models rather than the more traditional fundamental
                                analysis approach. Maintains investment attributes
                                similar to those of the Standard & Poor's MidCap
                                400(R) Index and intends to limit its divergence
                                from that index in terms of market, industry and
                                sector exposures.



15 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance VT                  High level of current income. Non-diversified         Eaton Vance Management
Floating-Rate Income            mutual fund that normally invests primarily in
Fund                            senior floating rate loans ("Senior Loans"). Senior
                                Loans typically are of below investment grade
                                quality and have below investment grade credit
                                ratings, which ratings are associated with having
                                high risk, speculative characteristics. Investments
                                are actively managed, and may be bought or sold on
                                a daily basis (although loans are generally held
                                until repaid). The investment adviser's staff
                                monitors the credit quality of the Fund holdings,
                                as well as other investments that are available.
                                The Fund may invest up to 25% of its total assets
                                in foreign securities and may engage in certain
                                hedging transactions.

Fidelity(R) VIP Contrafund(R)   Long-term capital appreciation. Normally invests      Fidelity Management & Research
Portfolio Service Class 2       primarily in common stocks. Invests in securities     Company (FMR), investment
                                of companies whose value it believes is not fully     manager; FMR U.K. and FMR Far
                                recognized by the public. Invests in either           East, sub-investment advisers.
                                "growth" stocks or "value" stocks or both. The fund
                                invests in domestic and foreign issuers.

Fidelity(R) VIP Growth &        High total return through a combination of current    FMR, investment manager; FMR
Income Portfolio Service        income and capital appreciation. Normally invests a   U.K., FMR Far East,
Class                           majority of assets in common stocks with a focus on   sub-investment advisers.
                                those that pay current dividends and show potential
                                for capital appreciation. May invest in bonds,
                                including lower-quality debt securities, as well as
                                stocks that are not currently paying dividends, but
                                offer prospects for future income or capital
                                appreciation. Invests in domestic and foreign
                                issuers. The Fund invests in either "growth" stocks
                                or "value" stocks or both.

Fidelity(R) VIP Mid Cap         Long-term growth of capital. Allocates assets         FMR, investment manager; FMR
Portfolio Service Class         across different market sectors and maturities.       U.K., FMR Far East,
                                Normally invests primarily in common stocks.          sub-investment advisers.
                                Normally invests at least 80% of assets in
                                securities of companies with medium market
                                capitalizations. May invest in companies with
                                smaller or larger market capitalizations. Invests
                                in domestic and foreign issuers. The Fund invests
                                in either "growth" or "value" common stocks or
                                both.

Fidelity(R) VIP Overseas        Long-term growth of capital. Normally invests         FMR, investment manager; FMR
Portfolio Service Class         primarily in common stocks of foreign securities.     U.K., FMR Far East, Fidelity
                                Normally invests at least 80% of assets in non-U.S.   International Investment
                                securities.                                           Advisors (FIIA) and FIIA U.K.,
                                                                                      sub-investment advisers.



16 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Global          High total return. The Fund normally invests at       Franklin Templeton Institutional,
Real Estate Securities          least 80% of its net assets in investments of         LLC, adviser; Franklin Advisers,
Fund - Class 2                  companies located anywhere in the world that          Inc., subadviser
(previously FTVIPT              operate in the real estate sector.
Franklin Real Estate
Fund - Class 2)

FTVIPT Franklin Small           Long-term total return. The Fund normally invests     Franklin Advisory Services, LLC
Cap Value Securities            at least 80% of its net assets in investments of
Fund - Class 2                  small capitalization companies, and normally
                                invests predominantly in equity securities. The
                                Fund invests mainly in equity securities of
                                companies that the manager believes are
                                undervalued.

FTVIPT Templeton                Long-term capital growth. The Fund normally invests   Templeton Investment Counsel,
Foreign Securities Fund -       at least 80% of its net assets in investments of      LLC, adviser; Franklin Templeton
Class 2                         issuers located outside the U.S., including those     Investment Management Limited,
                                in emerging markets, and normally invests             subadviser
                                predominantly in equity securities.

Goldman Sachs VIT               Long-term capital appreciation. The Fund invests,     Goldman Sachs Asset Management,
Mid Cap Value Fund -            under normal circumstances, at least 80% of its net   L.P.
Institutional Shares            assets plus any borrowings for investment purposes
                                (measured at time of purchase) ("Net Assets") in a
                                diversified portfolio of equity investments in
                                mid-cap issuers with public stock market
                                capitalizations (based upon shares available for
                                trading on an unrestricted basis) within the range
                                of the market capitalization of companies
                                constituting the Russell Midcap(R) Value Index at
                                the time of investment. If the market
                                capitalization of a company held by the Fund moves
                                outside this range, the Fund may, but is not
                                required to, sell the securities. The
                                capitalization range of the Russell Midcap(R) Value
                                Index is currently between $613 million and $18.3
                                billion. Although the Fund will invest primarily in
                                publicly traded U.S. securities, it may invest up
                                to 25% of its Net Assets in foreign securities,
                                including securities of issuers in countries with
                                emerging markets or economies ("emerging
                                countries") and securities quoted in foreign
                                currencies. The Fund may invest in the aggregate up
                                to 20% of its Net Assets in companies with public
                                stock market capitalizations outside the range of
                                companies constituting the Russell Midcap(R) Value
                                Index at the time of investment and in fixed-income
                                securities, such as government, corporate and bank
                                debt obligations.



17 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT               Long-term growth of capital through a broadly         Goldman Sachs Asset Management,
Structured Small Cap            diversified portfolio of equity investments in U.S.   L.P.
Equity Fund - Institutional     issuers. The Fund invests, under normal
Shares                          circumstances, at least 80% of its net assets plus
                                any borrowings for investment purposes (measured at
                                time of purchase) ("Net Assets") in a broadly
                                diversified portfolio of equity investments in
                                small-cap U.S. issuers, including foreign issuers
                                that are traded in the United States. However, it
                                is currently anticipated that, under normal
                                circumstances the Fund will invest at least 95% of
                                its Net Assets in such equity investments. These
                                issuers will have public stock market
                                capitalizations (based upon shares available for
                                trading on an unrestricted basis) similar to that
                                of the range of the market capitalization of
                                companies constituting the Russell 2000(R) Index at
                                the time of investment. The Fund is not required to
                                limit its investments to securities in the Russell
                                2000(R) Index. In addition, if the market
                                capitalization of a company held by the Fund moves
                                outside this range, the Fund may, but is not
                                required to, sell the securities. The
                                capitalization range of the Russell 2000(R) Index
                                is currently between $31 million and $4 billion.

Goldman Sachs VIT               Long-term growth of capital and dividend income.      Goldman Sachs Asset Management,
Structured U.S. Equity          The Fund invests, under normal circumstances, at      L.P.
Fund - Institutional Shares     least 90% of its total assets (not including
                                securities lending collateral and any investment of
                                that collateral) measured at time of purchase
                                ("Total Assets") in a diversified portfolio of
                                equity investments in U.S. issuers, including
                                foreign companies that are traded in the United
                                States. However, it is currently anticipated that,
                                under normal circumstances, the Fund will invest at
                                least 95% of its net assets plus any borrowings for
                                investment purposes (measured at the time of
                                purchase) in such equity investments. The Fund's
                                investments are selected using both a variety of
                                quantitative techniques and fundamental research in
                                seeking to maximize the Fund's expected return,
                                while maintaining risk, style, capitalization and
                                industry characteristics similar to the S&P 500
                                Index. The Fund seeks a broad representation in
                                most major sectors of the U.S. economy and a
                                portfolio consisting of companies with average
                                long-term earnings growth expectations and dividend
                                yields. The Fund is not required to limit its
                                investments to securities in the S&P 500 Index. The
                                Fund's investments in fixed-income securities are
                                limited to securities that are considered cash
                                equivalents.

Janus Aspen Series Global       Long-term growth of capital. Invests, under normal    Janus Capital
Technology Portfolio:           circumstances, at least 80% of its net assets plus
Service Shares                  the amount of any borrowings for investment
                                purposes in securities of companies that the
                                portfolio managers believe will benefit
                                significantly from advances or improvements in
                                technology. It implements this policy by investing
                                primarily in equity securities of U.S. and foreign
                                companies selected for their growth potential.



18 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series              Long-term growth of capital. Invests, under normal    Janus Capital
International Growth            circumstances, at least 80% of its net assets plus
Portfolio: Service Shares       the amount of any borrowing for investment purposes
                                in securities of issuers from countries outside of
                                the United States. Although the Portfolio intends
                                to invest substantially all of its assets in
                                issuers located outside the United States, it may
                                at times invest in U.S. issuers and under unusual
                                circumstances, it may invest all of its assets in a
                                single country.

Janus Aspen Series Large        Long-term growth of capital in a manner consistent    Janus Capital
Cap Growth Portfolio:           with the preservation of capital. Invests under
Service Shares                  normal circumstances at least 80% of its net assets
                                in common stocks of large-sized companies.
                                Large-sized companies are those whose market
                                capitalization falls within the range of companies
                                in the Russell 1000(R) Index at the time of
                                purchase.

Janus Aspen Series              Long-term growth of capital. Invests, under normal    Janus Capital
Mid Cap Growth Portfolio:       circumstances, at least 80% of its net assets plus
Service Shares                  the amount of any borrowings for investment
                                purposes in equity securities of mid-sized
                                companies whose market capitalization falls, at the
                                time of initial purchase, in the 12-month average
                                of the capitalization ranges of the Russell Midcap
                                Growth Index.

Lazard Retirement               Long-term capital appreciation. Invests primarily     Lazard Asset Management, LLC
International Equity            in equity securities, principally common stocks, of
Portfolio - Service Shares      relatively large non-U.S. companies with market
                                capitalizations in the range of the Morgan Stanley
                                Capital International (MSCI) Europe, Australia and
                                Far East (EAFE(R)) Index that the Investment
                                Manager believes are undervalued based on their
                                earnings, cash flow or asset values.

MFS(R) Investors Growth         Capital appreciation. Normally invests at least 80%   MFS Investment Management(R)
Stock Series - Service          of the fund's net assets in equity securities of
Class                           companies MFS believes to have above average
                                earnings growth potential compared to other
                                companies (growth companies).

MFS(R) New Discovery            Capital appreciation. Invests in stocks of            MFS Investment Management(R)
Series - Service Class          companies MFS believes to have above average
                                earnings growth potential compared to other
                                companies (growth companies).

MFS(R) Utilities Series -       Total return. Normally invests at least 80% of the    MFS Investment Management(R)
Service Class                   fund's net assets in securities of issuers in the
                                utilities industry.

Neuberger Berman                Long-term growth of capital. The Fund invests         Neuberger Berman Management Inc.
Advisers Management             mainly in foreign companies of any size, including
Trust International             companies in developed and emerging industrialized
Portfolio (Class S)             markets. The Fund defines a foreign company as one
                                that is organized outside of the United States and
                                conducts the majority of its business abroad. The
                                Fund seeks to reduce risk by diversifying among
                                many industries. Although it has the flexibility to
                                invest a significant portion of its assets in one
                                country or region, it generally intends to remain
                                well-diversified across countries and geographical
                                regions.



19 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global              Long-term capital appreciation. Invests mainly in     OppenheimerFunds, Inc.
Securities Fund/VA,             common stocks of U.S. and foreign issuers that are
Service Shares                  "growth-type" companies, cyclical industries and
                                special situations that are considered to have
                                appreciation possibilities.

Oppenheimer Main Street         Capital appreciation. Invests mainly in common        OppenheimerFunds, Inc.
Small Cap Fund/VA,              stocks of small-capitalization U.S. companies that
Service Shares                  the fund's investment manager believes have
                                favorable business trends or prospects.

Oppenheimer Strategic           High level of current income principally derived      OppenheimerFunds, Inc.
Bond Fund/VA, Service           from interest on debt securities. Invests mainly in
Shares                          three market sectors: debt securities of foreign
                                governments and companies, U.S. government
                                securities and lower-rated high yield securities of
                                U.S. and foreign companies.

PIMCO VIT All Asset             Maximum real return consistent with preservation of   Pacific Investment Management
Portfolio,Advisor Share         real capital and prudent investment management        Company LLC
Class                           period. The Portfolio seeks to achieve its
                                investment objective by investing under normal
                                circumstances substantially all of its assets in
                                Institutional Class shares of the PIMCO Funds, an
                                affiliated open-end investment company, except the
                                All Asset and All Asset All Authority Funds
                                ("Underlying Funds"). Though it is anticipated that
                                the Portfolio will not currently invest in the
                                European StockPLUS(R) TR Strategy, Far East
                                (ex-Japan) StocksPLUS(R) TR Strategy, Japanese
                                StocksPLUS(R) TR Strategy, StocksPLUS(R) Municipal-
                                Backed and StocksPLUS(R) TR Short Strategy Funds,
                                the Portfolio may invest in these Funds in the
                                future, without shareholder approval, at the
                                discretion of the Portfolio's asset allocation
                                sub-adviser.

Putnam VT International         Long-term capital appreciation. The fund pursues      Putnam Investment Management, LLC
New Opportunities Fund -        its goal by investing mainly in common stocks of
Class IB Shares                 companies outside the United States with a focus on
                                growth stocks.

Putnam VT Vista Fund -          Capital appreciation. The fund pursues its goal by    Putnam Investment Management, LLC
Class IB Shares                 investing mainly in common stocks of U.S.
                                companies, with a focus on growth stocks.

RiverSource Variable            Maximum total investment return through a             RiverSource Investments, LLC
Portfolio - Balanced Fund       combination of capital growth and current income.
                                Invests primarily in a combination of common and
                                preferred stocks, bonds and other debt securities.
                                Under normal market conditions, at least 50% of the
                                Fund's total assets are invested in common stocks
                                and no less than 25% of the Fund's total assets are
                                invested in debt securities. The Fund may invest up
                                to 25% of its total assets in foreign investments.

RiverSource Variable            Maximum current income consistent with liquidity      RiverSource Investments, LLC
Portfolio - Cash                and stability of principal. Invests primarily in
Management Fund                 money market instruments, such as marketable debt
                                obligations issued by corporations or the U.S.
                                government or its agencies, bank certificates of
                                deposit, bankers' acceptances, letters of credit
                                and commercial paper, including asset-backed
                                commercial paper.



20 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
RiverSource Variable            High total return through current income and          RiverSource Investments, LLC
Portfolio - Core Bond           capital appreciation. Under normal market
Fund                            conditions, the Fund invests at least 80% of its
                                net assets in bonds and other debt securities.
                                Although the Fund is not an index fund, it invests
                                primarily in securities like those included in the
                                Lehman Brothers Aggregate Bond Index ("the Index"),
                                which are investment grade and denominated in U.S.
                                dollars. The Index includes securities issued by
                                the U.S. government, corporate bonds, and mortgage-
                                and asset-backed securities. The Fund will not
                                invest in securities rated below investment grade,
                                although it may hold securities that have been
                                downgraded.

RiverSource Variable            High level of current income while attempting to      RiverSource Investments, LLC
Portfolio - Diversified         conserve the value of the investment for the
Bond Fund                       longest period of time. Under normal market
                                conditions, the Fund invests at least 80% of its
                                net assets in bonds and other debt securities. At
                                least 50% of the Fund's net assets will be invested
                                in securities like those included in the Lehman
                                Brothers Aggregate Bond Index (Index), which are
                                investment grade and denominated in U.S. dollars.
                                The Index includes securities issued by the U.S.
                                government, corporate bonds, and mortgage- and
                                asset-backed securities. Although the Fund
                                emphasizes high- and medium-quality debt
                                securities, it will assume some credit risk to
                                achieve higher yield and/or capital appreciation by
                                buying lower-quality (junk) bonds.

RiverSource Variable            High level of current income and, as a secondary      RiverSource Investments, LLC
Portfolio - Diversified         goal, steady growth of capital. Under normal market
Equity Income Fund              conditions, the Fund invests at least 80% of its
                                net assets in dividend- paying common and preferred
                                stocks. The Fund may invest up to 25% of its total
                                assets in foreign investments.

RiverSource Variable            Long-term capital growth. The Fund's assets are       RiverSource Investments, LLC,
Portfolio - Emerging            primarily invested in equity securities of emerging   adviser; Threadneedle
Markets Fund                    market companies. Under normal market conditions,     International Limited, an
                                at least 80% of the Fund's net assets will be         indirect wholly-owned subsidiary
                                invested in securities of companies that are          of Ameriprise Financial,
                                located in emerging market countries, or that earn    subadviser.
                                50% or more of their total revenues from goods and
                                services produced in emerging market countries or
                                from sales made in emerging market countries.

RiverSource Variable            Long-term capital growth. The Fund's assets are       RiverSource Investments, LLC,
Portfolio - Fundamental         primarily invested in equity securities of U.S.       adviser; Davis Selected
Value Fund                      companies. Under normal market conditions, the        Advisers, L.P., subadviser.
                                Fund's net assets will be invested primarily in
                                companies with market capitalizations of at least
                                $5 billion at the time of the Fund's investment.

RiverSource Variable            High total return through income and growth of        RiverSource Investments, LLC
Portfolio - Global Bond         capital. Non-diversified mutual fund that invests
Fund                            primarily in debt obligations of U.S. and foreign
                                issuers. Under normal market conditions, the Fund
                                invests at least 80% of its net assets in
                                investment-grade corporate or government debt
                                obligations including money market instruments of
                                issuers located in at least three different
                                countries.



21 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
RiverSource Variable            Total return that exceeds the rate of inflation       RiverSource Investments, LLC
Portfolio - Global Inflation    over the long-term. Non-diversified mutual fund
Protected Securities Fund       that, under normal market conditions, invests at
                                least 80% of its net assets in inflation-protected
                                debt securities. These securities include
                                inflation-indexed bonds of varying maturities
                                issued by U.S. and foreign governments, their
                                agencies or instrumentalities, and corporations.

RiverSource Variable            Long-term capital growth. Invests primarily in        RiverSource Investments, LLC
Portfolio - Growth Fund         common stocks and securities convertible into
                                common stocks that appear to offer growth
                                opportunities. These growth opportunities could
                                result from new management, market developments or
                                technological superiority. The Fund may invest up
                                to 25% of its total assets in foreign investments.

RiverSource Variable            High current income, with capital growth as a         RiverSource Investments, LLC
Portfolio - High Yield          secondary objective. Under normal market
Bond Fund                       conditions, the Fund invests at least 80% of its
                                net assets in high-yielding, high-risk corporate
                                bonds (junk bonds) issued by U.S. and foreign
                                companies and governments.

RiverSource Variable            High total return through current income and          RiverSource Investments, LLC
Portfolio - Income              capital appreciation. Under normal market
Opportunities Fund              conditions, invests primarily in income-producing
                                debt securities with an emphasis on the higher
                                rated segment of the high-yield (junk bond) market.
                                The Fund will purchase only securities rated B or
                                above, or unrated securities believed to be of the
                                same quality. If a security falls below a B rating,
                                the Fund may continue to hold the security.

RiverSource Variable            Capital appreciation. Invests primarily in equity     RiverSource Investments, LLC,
Portfolio - International       securities of foreign issuers that are believed to    adviser; Threadneedle
Opportunity Fund                offer strong growth potential. The Fund may invest    International Limited, an
                                in developed and in emerging markets.                 indirect wholly-owned subsidiary
                                                                                      of Ameriprise Financial,
                                                                                      subadviser.

RiverSource Variable            Capital appreciation. Under normal market             RiverSource Investments, LLC
Portfolio - Large Cap           conditions, the Fund invests at least 80% of its
Equity Fund                     net assets in equity securities of companies with
                                market capitalization greater than $5 billion at
                                the time of purchase.

RiverSource Variable            Long-term growth of capital. Under normal market      RiverSource Investments, LLC
Portfolio - Large Cap           conditions, the Fund invests at least 80% of its
Value Fund                      net assets in equity securities of companies with a
                                market capitalization greater than $5 billion. The
                                Fund may also invest in income-producing equity
                                securities and preferred stocks.

RiverSource Variable            Growth of capital. Under normal market conditions,    RiverSource Investments, LLC
Portfolio - Mid Cap             the Fund invests at least 80% of its net assets at
Growth Fund                     the time of purchase in equity securities of mid
                                capitalization companies. The investment manager
                                defines mid-cap companies as those whose market
                                capitalization (number of shares outstanding
                                multiplied by the share price) falls within the
                                range of the Russell Midcap(R) Growth Index.



22 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
RiverSource Variable            Long-term growth of capital. Under normal             RiverSource Investments, LLC
Portfolio - Mid Cap Value       circumstances, the Fund invests at least 80% of its
Fund                            net assets (including the amount of any borrowings
                                for investment purposes) in equity securities of
                                medium-sized companies. Medium-sized companies are
                                those whose market capitalizations at the time of
                                purchase fall within the range of the Russell
                                Midcap(R) Value Index.

RiverSource Variable            Long-term capital appreciation. The Fund seeks to     RiverSource Investments, LLC
Portfolio - S&P 500 Index       provide investment results that correspond to the
Fund                            total return (the combination of appreciation and
                                income) of large-capitalization stocks of U.S.
                                companies. The Fund invests in common stocks
                                included in the Standard & Poor's 500 Composite
                                Stock Price Index (S&P 500). The S&P 500 is made up
                                primarily of large-capitalization companies that
                                represent a broad spectrum of the U.S. economy.

RiverSource Variable            Long-term growth of capital. Invests primarily in     RiverSource Investments, LLC,
Portfolio - Select Value        equity securities of mid cap companies as well as     adviser; Systematic Financial
Fund                            companies with larger and smaller market              Management, L.P. and WEDGE
                                capitalizations. The Fund considers mid-cap           Capital Management L.L.P.,
                                companies to be either those with a market            subadvisers
                                capitalization of up to $10 billion or those whose
                                market capitalization falls within range of the
                                Russell 3000(R) Value Index.

RiverSource Variable            High level of current income and safety of            RiverSource Investments, LLC
Portfolio - Short Duration      principal consistent with investment in U.S.
U.S. Government Fund            government and government agency securities. Under
                                normal market conditions, at least 80% of the
                                Fund's net assets are invested in securities issued
                                or guaranteed as to principal and interest by the
                                U.S. government, its agencies or instrumentalities.

RiverSource Variable            Long-term capital growth. Under normal market         RiverSource Investments, LLC,
Portfolio - Small Cap           conditions, at least 80% of the Fund's net assets     adviser; Kenwood Capital
Advantage Fund                  are invested in equity securities of companies with   Management LLC, subadviser
                                market capitalization of up to $2 billion or that
                                fall within the range of the Russell 2000(R) Index
                                at the time of investment.

RiverSource Variable            Long-term capital appreciation. Under normal market   RiverSource Investments, LLC,
Portfolio - Small Cap           conditions, at least 80% of the Fund's net assets     adviser; River Road Asset
Value Fund                      will be invested in small cap companies with market   Management, LLC, Donald Smith &
                                capitalization, at the time of investment, of up to   Co., Inc., Franklin Portfolio
                                $2.5 billion or that fall within the range of the     Associates LLC and Barrow,
                                Russell 2000(R) Value Index.                          Hanley, Mewhinney & Strauss,
                                                                                      Inc., subadvisers.

Royce Micro-Cap Portfolio       Long-term growth of capital. Invests primarily in a   Royce & Associates, LLC
- Investment Class              broadly diversified portfolio of equity securities
                                issued by micro-cap companies (companies with stock
                                market capitalizations below $500 million).

Third Avenue Value              Long-term capital appreciation. Invests primarily     Third Avenue Management LLC
Portfolio                       in common stocks of well-financed companies,
                                meaning companies without significant liabilities
                                in comparison to their liquid resources at a
                                discount to what the Adviser believes is their
                                intrinsic value.



23 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 Capital growth and income through investments in      Van Kampen Asset Management
Investment Trust                equity securities, including common stocks,
Comstock Portfolio,             preferred stocks and securities convertible into
Class II Shares                 common and preferred stocks. The Portfolio
                                emphasizes value style of investing seeking
                                well-established, undervalued companies believed by
                                the Portfolio's investment adviser to possess the
                                potential for capital growth and income.

Van Kampen UIF Global           Current income and capital appreciation. Invests      Morgan Stanley Investment
Real Estate Portfolio,          primarily in equity securities of companies in the    Management Inc., doing business
Class II Shares                 real estate industry located throughout the world,    as Van Kampen, adviser; Morgan
                                including real estate operating companies, real       Stanley Investment Management
                                estate investment trusts and foreign real estate      Limited and Morgan Stanley
                                companies.                                            Investment Management Company,
                                                                                      sub-advisers

Van Kampen UIF Mid Cap          Long-term capital growth. Invests primarily in        Morgan Stanley Investment
Growth Portfolio, Class II      growth-oriented equity securities of U.S. mid cap     Management Inc., doing business
Shares                          companies and foreign companies, including emerging   as Van Kampen.
                                market securities.

Wanger International            Long-term growth of capital. Invests primarily in     Columbia Wanger Asset
Small Cap                       stocks of companies based outside the U.S. with       Management, L.P.
                                market capitalizations of less than $5 billion at
                                time of initial purchase.

Wanger U.S. Smaller             Long-term growth of capital. Invests primarily in     Columbia Wanger Asset
Companies                       stocks of small- and medium-size U.S. companies       Management, L.P.
                                with market capitalizations of less than $5 billion
                                at time of initial purchase.

Wells Fargo Advantage VT        Long-term total return, consisting of capital         Wells Fargo Funds Management,
Asset Allocation Fund           appreciation and current income. We seek to achieve   LLC, adviser; Wells Capital
                                the Portfolio's investment objective by allocating    Management Incorporated,
                                60% of its assets to equity securities and 40% of     subadviser.
                                its assets to fixed income securities.

Wells Fargo Advantage VT        Long-term capital appreciation. Invests in equity     Wells Fargo Funds Management,
International Core Fund         securities of non-U.S. companies that we believe      LLC, adviser; Wells Capital
                                have strong growth potential and offer good value     Management Incorporated,
                                relative to similar investments. We invest            subadviser.
                                primarily in developed countries, but may invest in
                                emerging markets.

                                Long-term capital appreciation. Invests principally   Wells Fargo Funds Management,
Wells Fargo Advantage VT        in equity securities of small-capitalization          LLC, adviser; Wells Capital
Small Cap Growth Fund           companies that we believe have above-average growth   Management Incorporated,
                                potential. We define small-capitalization companies   subadviser.
                                as those with market capitalizations at the time of
                                purchase of less than $2 billion.



24 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and the RiverSource Life's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in even 1% increments. We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following: (1) a partial surrender from the fixed account; or (2) a lump sum from the fixed account to the subaccounts,

We applied your initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them.

If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities or you selected a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

o    no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.


25 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

     If paying by installments under a scheduled payment plan:

       $23.08 biweekly, or

       $50 per month

     If paying by any other method:

       $50

(1) If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)

       $100,000 for ages through 85

       $50,000 for ages 86 to 90

(2) These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.   a partial surrender from the fixed account; or

2.   a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1    BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY

70200 AMERIPRISE FINANCIAL
CENTER MINNEAPOLIS, MN 55474

2    BY SCHEDULED PAYMENT PLAN

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

PURCHASE PAYMENT CREDITS

We add a credit to your contract in the amount of:

o    1% of each purchase payment received:

     o if you elect the ten-year surrender charge schedule* for your contract; OR

     o if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule* for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.


26 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

Surrender charges under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated them. Because of higher charges, there could be circumstances where you may be worse off purchasing this contract with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full withdrawal in years five through ten. We pay for the credits primarily through revenue from a higher and longer withdrawal charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


27 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEB RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select either the MAV or EEB riders. Or you may select the MAV and the EEB. Riders may not be available in all states. The MAV and EEB are only available if you and the annuitant are 75 or younger at the rider effective date.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA).

The TFA is defined as the greater of:

o    10% of the contract value on the prior contract anniversary; or

o    current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

               SEVEN-YEAR SCHEDULE                                    TEN-YEAR SCHEDULE*
NUMBER OF COMPLETED YEARS FROM   SURRENDER CHARGE   NUMBER OF COMPLETED YEARS FROM   SURRENDER CHARGE
DATE OF EACH PURCHASE PAYMENT       PERCENTAGE      DATE OF EACH PURCHASE PAYMENT       PERCENTAGE
               0                         7%                        0                         8%
               1                         7                         1                         8
               2                         7                         2                         8
               3                         6                         3                         7
               4                         5                         4                         7
               5                         4                         5                         6
               6                         2                         6                         5
               7                         0                         7                         4
                                                                   8                         3
                                                                   9                         2
                                                                  10                         0

* The ten-year surrender charge schedule is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.


28 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDERS

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE:

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

        AMOUNT REQUESTED            $1,000
     -----------------------   or   ------ = $1,075.27
     1.00 - SURRENDER CHARGE         .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                     ASSUMED INVESTMENT RATE
                                        3.50%        5.00%
Qualified annuity discount rate         4.72%        6.22%
Nonqualified annuity discount rate      4.92%        6.42%

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

o    We received these payments:

     o    $10,000 paid on the contract date;

     o    $ 8,000 paid during the sixth contract year;

     o    $ 6,000 paid during the eighth contract year; and

o The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

o    The contract value was $28,000 on the ninth contract anniversary.


SURRENDER CHARGE   EXPLANATION
     $  0          $2,500 is contract earnings surrendered without charge; and

        0 $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).

                   10% of $28,000 = $2,800 - $2,500 = $300

        0 $10,000 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and

      480 $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and

      420          $6,000 purchase payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of
                   purchase payment.
     ----
     $900



29 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

o    surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.

o required minimum distributions from a qualified annuity provided the amount is not greater than the RMDs for the specific contract in force;

o contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

o    amounts we refund to you during the free look period*;

o    death benefits*; and

o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 at contract issue. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.


30 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out,

o    minus any prorated portion of the contract administrative charge;

o    minus any prorated portion of the MAV rider fee (if selected); and

o    minus any prorated portion of the EEB rider fee (if selected).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payments credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge, surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders;

o    surrender charges;

and a deduction of:

o    a prorated portion of the contract administrative charge;

o    a prorated portion of the MAV rider fee (if selected); and/or

o    a prorated portion of the EEB rider fee (if selected).

Accumulation unit values will fluctuate due to:

o    changes in fund net asset value;

o    fund dividends distributed to the subaccounts;

o    fund capital gains or losses;

o    fund operating expenses; and/or

o    mortality and expense risk fees.


31 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                       NUMBER
By investing an equal number                 AMOUNT    ACCUMULATION    OF UNITS
of dollars each month               MONTH   INVESTED    UNIT VALUE    PURCHASED
                                    Jan      $100         $20           5.00
you automatically buy               Feb       100          18           5.56
more units when the                 Mar       100          17           5.88
per unit market price is low --- >  Apr       100          15           6.67
                                    May       100          16           6.25
                                    Jun       100          18           5.56
and fewer units                     Jul       100          17           5.88
when the per unit                   Aug       100          19           5.26
market price is high.        --- >  Sept      100          21           4.76
                                    Oct       100          20           5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


32 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING AMONG ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THIS CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:



33 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o    requiring transfer requests to be submitted only by first-class U.S.
     mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o    not accepting telephone or electronic transfer requests;

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o    limiting the dollar amount that you may transfer at any one time; or

o    suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.



34 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY

70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders: $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the fixed account)

3 BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders: $250 or entire account balance

MAXIMUM AMOUNT

Transfers:  Contract value or entire account balance
Surrenders: $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.


35 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

o    request that payment be wired to your bank;

o    bank account must be in the same ownership as your contract; and

o    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     o the surrender amount includes a purchase payment check that has not cleared;

     o    the NYSE is closed, except for normal holiday and weekend closings;

     o    trading on the NYSE is restricted, according to SEC rules;

     o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     o the SEC permits us to delay payment for the protection of security holders.


36 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TSA--SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     o    you are at least age 59 1/2;

     o    you are disabled as defined in the Code;

     o    you severed employment with the employer who purchased the contract;
          or

     o    the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV or EEB. The terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


37 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o    contract value;

o    purchase payments minus adjusted partial surrenders; or

o the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o    contract value; or

o    purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS

                                    PS x DB
                                    -------
                                      CV

     PS = the partial surrender including any applicable surrender charge.

     DB = is the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

o    You purchase the contract with a payment of $20,000.

o    On the sixth contract anniversary the contract value grows to $30,000.

o During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit as follows:

        The contract value on the most recent sixth contract anniversary:   $30,000.00
        plus purchase payments made since that anniversary:                      +0.00
        minus adjusted partial surrenders taken since that anniversary calculated as:

           $1,500 x $30,000                                                  -1,607.14
           ----------------                                                 ----------
               $28,000
           for a death benefit of:                                          $28,392.86


38 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

     o payouts begin no later than one year following the year of your death; and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit directly deposited into a checking account. Benefits


39 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract. We will determine the rider effective date for the MAV added after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date, we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o    contract value; or

o    purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE

o    You add the MAV when your contract value is $20,000.

o On the first contract anniversary after the rider effective date the contract value grows to $24,000.

o During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

   Greatest of your contract anniversary contract values:   $24,000
   plus purchase payments made since that anniversary:           +0
   minus adjusted partial surrenders, calculated as:
      ($1,500 x $24,000)                                     -1,636
      ------------------ =                                  -------
           $22,000
      for a death benefit of:                               $22,364


40 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to keep the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary after the rider effective date. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract. We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.

The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

o 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:

o the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

o    MINUS purchase payments not previously surrendered.


The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

o    MINUS the greater of:

     o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date.

o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.


41 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

o    the greater of:

     o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

o You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE EEB

o You purchased the contract with a purchase payment of $100,000. You add the EEB rider when your contract value is $100,000 and both you and the annuitant are under age 70. You selected the seven-year surrender charge schedule, the MAV and the EEB.

o During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date so the EEB does not provide any additional benefit at this time.

o On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

      MAV death benefit amount (contract value):             $110,000
      plus the EEB which equals 40% of earnings
        at death (MAV death benefit amount
        minus payments not previously surrendered):
        0.40 x ($110,000 - $100,000) =                         +4,000
                                                             --------
      Total death benefit of:                                $114,000

o On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

      MAV death benefit amount (maximum anniversary value):  $110,000 plus the EEB (40% of earnings at death):
        0.40 x ($110,000 - $100,000) =                         +4,000
                                                             --------
      Total death benefit of:                                $114,000

o During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 5% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 5% surrender charge because your purchase payment is four years old, so we will surrender $39,500 ($37,525 + $1,975 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:


     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                   ($50,000 x $110,000)
        $110,000 - -------------------- =                     $57,619
                         $105,000

      plus the EEB (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                           +1,048
                                                             --------
      Total death benefit of:                                 $58,667

o On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58.667. The reduction in contract value has no effect.



42 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

o On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:


     MAV death benefit amount (contract value):               $200,000
     plus the EEB (40% of earnings at death)
        .40 x 2.50 x ($55,000) =                               +55,000
                                                              --------
     Total death benefit of:                                  $255,000

o During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value):               $250,000
     plus the EEB (40% of earnings at death, up to a
        maximum of 100% of purchase payments not previously
        surrendered that are one or more years old)
        0.40 x 2.50 x ($55,000) =                              +55,000
                                                              --------
     Total death benefit of:                                  $305,000

o During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract                       $250,000
     value):
     plus the EEB which equals 40% of
     earnings
        at death (the standard death
        benefit amount minus payments not
        previously surrendered):
        0.40 x ($250,000 - $105,000) =                         +58,000
                                                              --------
     Total death benefit of:                                  $308,000

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract then he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death " payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the rider charges described in "Charges - EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) . These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."


43 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY--PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

o PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


44 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY--PROSPECTUS

o PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES:

If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


45 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY--PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death, or in the event of nonnatural ownership, the death of annuitant;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o    if it is allocable to an investment before Aug. 14, 1982; or

o if annuity payouts are made under immediate annuities as defined by the Code.



46 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


47 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o    the payout is an RMD as defined under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

o    to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV OR
EEB): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


48 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.



49 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - the funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



50 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

APPENDIX: CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                       2006      2005      2004      2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND,
SERIES I SHARES (9/15/1999)
Accumulation unit value at beginning of period          $   0.98  $   0.90  $   0.85  $  0.66  $  0.88  $  1.16  $  1.31  $ 1.00
Accumulation unit value at end of period                $   1.03  $   0.98  $   0.90  $  0.85  $  0.66  $  0.88  $  1.16  $ 1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                      38,671    42,185    44,154   44,599   46,932   49,574   37,379   4,337
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND,
SERIES I SHARES (9/15/1999)
Accumulation unit value at beginning of period          $   1.64  $   1.50  $   1.31  $  0.98  $  1.25  $  1.37  $  1.26  $ 1.00
Accumulation unit value at end of period                $   1.89  $   1.64  $   1.50  $  1.31  $  0.98  $  1.25  $  1.37  $ 1.26
Number of accumulation units outstanding at end of
period (000 omitted)                                      13,834    16,329    18,834   19,915   21,745   23,324   16,977   1,678
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND,
SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period          $   1.00        --        --       --       --       --       --      --
Accumulation unit value at end of period                $   1.02        --        --       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      33,923        --        --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO
(CLASS B) (11/1/2005)
Accumulation unit value at beginning of period          $   1.06  $   1.00        --       --       --       --       --      --
Accumulation unit value at end of period                $   1.14  $   1.06        --       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      14,120     2,021        --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
(CLASS B) (8/13/2001)
Accumulation unit value at beginning of period          $   1.12  $   1.08  $   0.98  $  0.74  $  0.96  $  1.00       --      --
Accumulation unit value at end of period                $   1.30  $   1.12  $   1.08  $  0.98  $  0.74  $  0.96       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     135,093   149,316   125,010   82,114   43,189    5,550       --      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(CLASS B) (8/13/2001)
Accumulation unit value at beginning of period          $   1.88  $   1.63  $   1.31  $  0.92  $  0.98  $  1.00       --      --
Accumulation unit value at end of period                $   2.52  $   1.88  $   1.63  $  1.31  $  0.92  $  0.98       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     203,016   153,107    70,504   34,604   12,313      805       --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (9/15/1999)
Accumulation unit value at beginning of period          $   1.04  $   0.93  $   0.81  $  0.66  $  0.83  $  1.19  $  1.44  $ 1.00
Accumulation unit value at end of period                $   1.30  $   1.04  $   0.93  $  0.81  $  0.66  $  0.83  $  1.19  $ 1.44
Number of accumulation units outstanding at end of
period (000 omitted)                                      24,450    28,073    28,284   27,256   26,878   25,459   15,533   1,791
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period          $   1.04  $   1.00        --       --       --       --       --      --
Accumulation unit value at end of period                $   0.99  $   1.04        --       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      78,916    10,074        --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (9/15/1999)
Accumulation unit value at beginning of period          $   1.59  $   1.52  $   1.34  $  1.05  $  1.21  $  1.08  $  0.92  $ 1.00
Accumulation unit value at end of period                $   1.87  $   1.59  $   1.52  $  1.34  $  1.05  $  1.21  $  1.08  $ 0.92
Number of accumulation units outstanding at end of
period (000 omitted)                                      47,446    53,724    50,678   46,232   43,222   35,248   14,536   3,657
--------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED
PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period          $   1.04  $   0.99  $   0.92  $  0.78  $  0.89  $  0.96  $  1.00      --
Accumulation unit value at end of period                $   1.12  $   1.04  $   0.99  $  0.92  $  0.78  $  0.89  $  0.96      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      24,975    23,850    20,551   15,315    9,520    4,490    1,283      --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES,
CLASS A (5/1/2006)
Accumulation unit value at beginning of period          $   1.00        --        --       --       --       --       --      --
Accumulation unit value at end of period                $   1.02        --        --       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     121,798        --        --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND,
VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period          $   1.00        --        --       --       --       --       --      --
Accumulation unit value at end of period                $   1.07        --        --       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      59,299        --        --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------



51 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                       2006      2005      2004      2003      2002      2001      2000     1999
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY
PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period          $   1.00        --        --        --        --        --       --       --
Accumulation unit value at end of period                $   0.97        --        --        --        --        --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      51,380        --        --        --        --        --       --       --
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO
(9/21/1999)(PREVIOUSLY CREDIT SUISSE TRUST -
MID-CAP GROWTH PORTFOLIO)
Accumulation unit value at beginning of period          $   1.27  $   1.20  $   1.07  $   0.75  $   1.07  $   1.29  $  1.32  $  1.00
Accumulation unit value at end of period                $   1.29  $   1.27  $   1.20  $   1.07  $   0.75  $   1.07  $  1.29  $  1.32
Number of accumulation units outstanding at end of
period (000 omitted)                                       9,789    12,277    14,837    16,665    17,821    20,158   17,825    1,838
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period          $   1.00        --        --        --        --        --       --       --
Accumulation unit value at end of period                $   1.03        --        --        --        --        --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     103,830        --        --        --        --        --       --       --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE
CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period          $   1.00        --        --        --        --        --       --       --
Accumulation unit value at end of period                $   1.03        --        --        --        --        --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     244,121        --        --        --        --        --       --       --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE
CLASS (9/15/1999)
Accumulation unit value at beginning of period          $   1.03  $   0.96  $   0.92  $   0.75  $   0.90  $   1.00  $  1.05  $  1.00
Accumulation unit value at end of period                $   1.15  $   1.03  $   0.96  $   0.92  $   0.75  $   0.90  $  1.00  $  1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      92,368   107,380   122,387   119,334   108,027   103,719   63,414   15,603
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS
(9/15/1999)
Accumulation unit value at beginning of period          $   2.82  $   2.41  $   1.94  $   1.41  $   1.58  $   1.65  $  1.24  $  1.00
Accumulation unit value at end of period                $   3.15  $   2.82  $   2.41  $   1.94  $   1.41  $   1.58  $  1.65  $  1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                      67,426    72,759    73,206    67,863    63,268    59,393   38,193    5,709
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS
(9/15/1999)
Accumulation unit value at beginning of period          $   1.15  $   0.97  $   0.86  $   0.61  $   0.77  $   0.98  $  1.23  $  1.00
Accumulation unit value at end of period                $   1.35  $   1.15  $   0.97  $   0.86  $   0.61  $   0.77  $  0.98  $  1.23
Number of accumulation units outstanding at end of
period (000 omitted)                                      38,789    40,988    42,151    31,628    28,991    27,850   18,802    3,421
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND -
CLASS 2 (9/15/1999)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND -
CLASS 2)
Accumulation unit value at beginning of period          $   2.70  $   2.39  $   1.83  $   1.36  $   1.34  $   1.25  $  0.96  $  1.00
Accumulation unit value at end of period                $   3.23  $   2.70  $   2.39  $   1.83  $   1.36  $   1.34  $  1.25  $  0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                     128,540   139,618   120,456    87,330    59,317    24,477    6,879      885
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND -
CLASS 2 (9/15/1999)
Accumulation unit value at beginning of period          $   2.11  $   1.96  $   1.59  $   1.21  $   1.35  $   1.19  $  0.96  $  1.00
Accumulation unit value at end of period                $   2.45  $   2.11  $   1.96  $   1.59  $   1.21  $   1.35  $  1.19  $  0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                      78,886    78,073    59,293    43,978    29,743    10,800    2,846      586
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
(3/1/2002)
Accumulation unit value at beginning of period          $   1.42  $   1.30  $   1.10  $   0.84  $   1.00        --       --       --
Accumulation unit value at end of period                $   1.71  $   1.42  $   1.30  $   1.10  $   0.84        --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      14,587    17,595    15,352    11,165     8,386        --       --       --
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL
SHARES (9/15/1999)
Accumulation unit value at beginning of period          $   2.31  $   2.07  $   1.65  $   1.30  $   1.37  $   1.23  $  0.95  $  1.00
Accumulation unit value at end of period                $   2.67  $   2.31  $   2.07  $   1.65  $   1.30  $   1.37  $  1.23  $  0.95
Number of accumulation units outstanding at end of
period (000 omitted)                                     163,687   174,918   115,616    83,015    56,079    23,748    7,622    1,634
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND -
INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of period          $   1.76  $   1.68  $   1.45  $   1.00  $   1.19  $   1.14  $  1.13  $  1.00
Accumulation unit value at end of period                $   1.97  $   1.76  $   1.68  $   1.45  $   1.00  $   1.19  $  1.14  $  1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       8,977    10,823    12,173    13,511    14,285    14,153   10,252    1,876
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND -
INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of period          $   1.04  $   0.98  $   0.86  $   0.67  $   0.86  $   0.99  $  1.10  $  1.00
Accumulation unit value at end of period                $   1.16  $   1.04  $   0.98  $   0.86  $   0.67  $   0.86  $  0.99  $  1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                     231,223   248,935   128,074    83,166    71,820    60,343   42,626    8,981
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period          $   0.40  $   0.36  $   0.36  $   0.25  $   0.43  $   0.68  $  1.00       --
Accumulation unit value at end of period                $   0.43  $   0.40  $   0.36  $   0.36  $   0.25  $   0.43  $  0.68       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      30,606    32,606    37,258    40,520    37,200    34,767   20,288       --
------------------------------------------------------------------------------------------------------------------------------------



52 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                          2006      2005      2004      2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period             $   0.92  $   0.70  $   0.60  $  0.45  $  0.61  $  0.80  $  1.00      --
Accumulation unit value at end of period                   $   1.34  $   0.92  $   0.70  $  0.60  $  0.45  $  0.61  $  0.80      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         77,239    72,832    75,760   81,742   81,189   60,527   25,763      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE
SHARES (5/1/2000)
Accumulation unit value at beginning of period             $   0.54  $   0.48  $   0.40  $  0.30  $  0.42  $  0.70  $  1.00      --
Accumulation unit value at end of period                   $   0.60  $   0.54  $   0.48  $  0.40  $  0.30  $  0.42  $  0.70      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         29,699    34,555    40,872   48,862   52,428   54,805   29,626      --
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO -
SERVICE SHARES (9/15/1999)
Accumulation unit value at beginning of period             $   1.03  $   0.93  $   0.82  $  0.64  $  0.72  $  0.96  $  1.07  $ 1.00
Accumulation unit value at end of period                   $   1.25  $   1.03  $   0.93  $  0.82  $  0.64  $  0.72  $  0.96  $ 1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         86,802   101,054    90,221   62,349   29,532   15,860    7,958   1,981
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
(5/1/2000)
Accumulation unit value at beginning of period             $   0.66  $   0.64  $   0.59  $  0.48  $  0.68  $  0.91  $  1.00      --
Accumulation unit value at end of period                   $   0.70  $   0.66  $   0.64  $  0.59  $  0.48  $  0.68  $  0.91      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        100,533   117,493   108,239   91,666   69,576   50,212   19,521      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period             $   0.89  $   0.85  $   0.81  $  0.61  $  0.90  $  0.96  $  1.00      --
Accumulation unit value at end of period                   $   0.99  $   0.89  $   0.85  $  0.81  $  0.61  $  0.90  $  0.96      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         51,188    62,995    77,406   74,690   59,272   34,072   12,308      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period             $   1.37  $   1.18  $   0.92  $  0.68  $  0.89  $  1.00       --      --
Accumulation unit value at end of period                   $   1.78  $   1.37  $   1.18  $  0.92  $  0.68  $  0.89       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         71,164    55,870    28,362   18,051   10,543    2,997       --      --
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL
PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --       --       --       --       --      --
Accumulation unit value at end of period                   $   1.04        --        --       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         57,067        --        --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES
(2/4/2004)
Accumulation unit value at beginning of period             $   1.31  $   1.16  $   1.00       --       --       --       --      --
Accumulation unit value at end of period                   $   1.52  $   1.31  $   1.16       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         51,514    33,811    11,540       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE
SHARES (2/4/2004)
Accumulation unit value at beginning of period             $   1.26  $   1.15  $   1.00       --       --       --       --      --
Accumulation unit value at end of period                   $   1.43  $   1.26  $   1.15       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         34,462    18,592     7,652       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES
(2/4/2004)
Accumulation unit value at beginning of period             $   1.09  $   1.07  $   1.00       --       --       --       --      --
Accumulation unit value at end of period                   $   1.16  $   1.09  $   1.07       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        339,587   150,945    22,945       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS
(5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --       --       --       --       --      --
Accumulation unit value at end of period                   $   1.04        --        --       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        154,199        --        --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -
CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period             $   0.98  $   0.83  $   0.74  $  0.56  $  0.65  $  0.92  $  1.51  $ 1.00
Accumulation unit value at end of period                   $   1.22  $   0.98  $   0.83  $  0.74  $  0.56  $  0.65  $  0.92  $ 1.51
Number of accumulation units outstanding at end of
period (000 omitted)                                         40,790    47,078    55,071   64,872   72,395   78,901   62,964   6,079
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period             $   1.02  $   0.91  $   0.78  $  0.59  $  0.85  $  1.29  $  1.36  $ 1.00
Accumulation unit value at end of period                   $   1.06  $   1.02  $   0.91  $  0.78  $  0.59  $  0.85  $  1.29  $ 1.36
Number of accumulation units outstanding at end of
period (000 omitted)                                         42,808    49,747    57,095   67,224   72,033   74,819   49,764   5,084
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND
(9/15/1999)
Accumulation unit value at beginning of period             $   1.08  $   1.05  $   0.97  $  0.81  $  0.94  $  1.05  $  1.09  $ 1.00
Accumulation unit value at end of period                   $   1.23  $   1.08  $   1.05  $  0.97  $  0.81  $  0.94  $  1.05  $ 1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                         89,309    92,705    84,704   79,035   64,273   37,760   28,348   5,220
-----------------------------------------------------------------------------------------------------------------------------------



53 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT
FUND* (9/15/1999)
Accumulation unit value at beginning of period         $   1.12  $   1.10  $   1.10  $   1.10  $   1.09  $   1.06  $   1.01  $  1.00
Accumulation unit value at end of period               $   1.16  $   1.12  $   1.10  $   1.10  $   1.10  $   1.09  $   1.06  $  1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                    258,492   193,996   187,100   203,753   255,251   243,870   171,785   65,522
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.73% AND
3.80%, RESPECTIVELY
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND
(2/4/2004)
Accumulation unit value at beginning of period         $   1.03  $   1.02  $   1.00        --        --        --        --       --
Accumulation unit value at end of period               $   1.06  $   1.03  $   1.02        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     24,861    17,450     7,405        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND
FUND (9/15/1999)
Accumulation unit value at beginning of period         $   1.30  $   1.28  $   1.23  $   1.19  $   1.13  $   1.06  $   1.01  $  1.00
Accumulation unit value at end of period               $   1.34  $   1.30  $   1.28  $   1.23  $   1.19  $   1.13  $   1.06  $  1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                    511,100   332,677   221,377   188,939   154,530    83,968    30,783    7,186
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND (9/15/1999)
Accumulation unit value at beginning of period         $   1.52  $   1.35  $   1.15  $   0.82  $   1.02  $   1.01  $   1.03  $  1.00
Accumulation unit value at end of period               $   1.81  $   1.52  $   1.35  $   1.15  $   0.82  $   1.02  $   1.01  $  1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                    585,144   408,559   255,776   134,486    86,442    43,328    12,124    3,149
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS
FUND (5/1/2000)
Accumulation unit value at beginning of period         $   1.54  $   1.16  $   0.94  $   0.68  $   0.72  $   0.74  $   1.00       --
Accumulation unit value at end of period               $   2.05  $   1.54  $   1.16  $   0.94  $   0.68  $   0.72  $   0.74       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     89,672    75,520    22,549     8,256     4,750     1,789       906       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE
FUND (5/1/2006)
Accumulation unit value at beginning of period         $   1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period               $   1.09        --        --        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                    123,150        --        --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND
(9/15/1999)
Accumulation unit value at beginning of period         $   1.36  $   1.44  $   1.32  $   1.18  $   1.03  $   1.03  $   1.00  $  1.00
Accumulation unit value at end of period               $   1.44  $   1.36  $   1.44  $   1.32  $   1.18  $   1.03  $   1.03  $  1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                    169,931   130,135    82,347    51,936    31,133    16,572     8,968    1,552
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION
PROTECTED SECURITIES FUND (9/13/2004)
Accumulation unit value at beginning of period         $   1.05  $   1.03  $   1.00        --        --        --        --       --
Accumulation unit value at end of period               $   1.05  $   1.05  $   1.03        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                    161,490    91,038     2,274        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND
(9/15/1999)
Accumulation unit value at beginning of period         $   0.66  $   0.62  $   0.57  $   0.48  $   0.65  $   0.95  $   1.18  $  1.00
Accumulation unit value at end of period               $   0.73  $   0.66  $   0.62  $   0.57  $   0.48  $   0.65  $   0.95  $  1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                    326,108   323,849   191,140   192,314   135,693   129,186    97,754   16,891
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND
FUND (9/15/1999)
Accumulation unit value at beginning of period         $   1.25  $   1.21  $   1.09  $   0.88  $   0.95  $   0.91  $   1.01  $  1.00
Accumulation unit value at end of period               $   1.37  $   1.25  $   1.21  $   1.09  $   0.88  $   0.95  $   0.91  $  1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                    251,768   262,154   242,254   177,150    93,845    58,348    31,722    7,774
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME
OPPORTUNITIES FUND (9/13/2004)
Accumulation unit value at beginning of period         $   1.07  $   1.04  $   1.00        --        --        --        --       --
Accumulation unit value at end of period               $   1.14  $   1.07  $   1.04        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                    109,316    29,477     1,052        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL
OPPORTUNITY FUND (9/15/1999)
Accumulation unit value at beginning of period         $   0.91  $   0.81  $   0.69  $   0.55  $   0.67  $   0.95  $   1.27  $  1.00
Accumulation unit value at end of period               $   1.12  $   0.91  $   0.81  $   0.69  $   0.55  $   0.67  $   0.95  $  1.27
Number of accumulation units outstanding at end of
period (000 omitted)                                     80,961    77,787    51,446    23,614    20,012    15,821    13,967    2,575
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND (9/15/1999)
Accumulation unit value at beginning of period         $   0.84  $   0.79  $   0.75  $   0.59  $   0.76  $   0.93  $   1.14  $  1.00
Accumulation unit value at end of period               $   0.96  $   0.84  $   0.79  $   0.75  $   0.59  $   0.76  $   0.93  $  1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                    450,207   263,828   130,790    69,981    52,124    26,327    24,003    5,333
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE
FUND (2/4/2004)
Accumulation unit value at beginning of period         $   1.14  $   1.10  $   1.00        --        --        --        --       --
Accumulation unit value at end of period               $   1.34  $   1.14  $   1.10        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      7,937     6,232     3,498        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------



54 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                               2006      2005      2004      2003      2002      2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP
GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period  $   1.23  $   1.12  $   1.04  $   0.85  $   1.00  $  1.00       --       --
Accumulation unit value at end of period        $   1.22  $   1.23  $   1.12  $   1.04  $   0.85  $  1.00       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       62,826    47,283    53,376    42,780    16,388    2,489       --       --
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP
VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period  $   1.19  $   1.00        --        --        --       --       --       --
Accumulation unit value at end of period        $   1.36  $   1.19        --        --        --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                      101,239     6,605        --        --        --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500
INDEX FUND (5/1/2000)
Accumulation unit value at beginning of period  $   0.87  $   0.84  $   0.77  $   0.61  $   0.79  $  0.91  $  1.00       --
Accumulation unit value at end of period        $   1.00  $   0.87  $   0.84  $   0.77  $   0.61  $  0.79  $  0.91       --
Number of accumulation units outstanding at
end of period (000 omitted)                      139,008   154,949   144,039   103,587    64,771   35,957    9,812       --
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT
VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period  $   1.12  $   1.12  $   1.00        --        --       --       --       --
Accumulation unit value at end of period        $   1.29  $   1.12  $   1.12        --        --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        9,786    10,247     4,730        --        --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT
DURATION U.S. GOVERNMENT FUND (9/15/1999)
Accumulation unit value at beginning of period  $   1.22  $   1.21  $   1.21  $   1.20  $   1.14  $  1.08  $  1.00  $  1.00
Accumulation unit value at end of period        $   1.25  $   1.22  $   1.21  $   1.21  $   1.20  $  1.14  $  1.08  $  1.00
Number of accumulation units outstanding at
end of period (000 omitted)                      125,729   145,087   160,725   155,718   124,866   50,510   16,258   11,135
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP
ADVANTAGE FUND (9/15/1999)
Accumulation unit value at beginning of period  $   1.60  $   1.53  $   1.30  $   0.89  $   1.08  $  1.16  $  1.12  $  1.00
Accumulation unit value at end of period        $   1.77  $   1.60  $   1.53  $   1.30  $   0.89  $  1.08  $  1.16  $  1.12
Number of accumulation units outstanding at
end of period (000 omitted)                       49,721    59,243    61,563    44,627    29,202   22,792   14,830    2,970
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP
VALUE FUND (8/14/2001)
Accumulation unit value at beginning of period  $   1.60  $   1.52  $   1.28  $   0.93  $   1.07  $  1.00       --       --
Accumulation unit value at end of period        $   1.91  $   1.60  $   1.52  $   1.28  $   0.93  $  1.07       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                      126,637   127,559    90,541    67,609    43,199    6,885       --       --
---------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS
(9/15/1999)
Accumulation unit value at beginning of period  $   2.80  $   2.53  $   2.24  $   1.51  $   1.75  $  1.36  $  1.15  $  1.00
Accumulation unit value at end of period        $   3.36  $   2.80  $   2.53  $   2.24  $   1.51  $  1.75  $  1.36  $  1.15
Number of accumulation units outstanding at
end of period (000 omitted)                       20,156    22,799    26,803    26,590    25,593   20,056    8,005    1,228
---------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (9/21/1999)
Accumulation unit value at beginning of period  $   2.89  $   2.54  $   2.13  $   1.51  $   1.70  $  1.51  $  1.08  $  1.00
Accumulation unit value at end of period        $   3.32  $   2.89  $   2.54  $   2.13  $   1.51  $  1.70  $  1.51  $  1.08
Number of accumulation units outstanding at
end of period (000 omitted)                       28,765    31,916    32,334    31,927    31,335   27,040    8,231    1,873
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK
PORTFOLIO, CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period  $   1.19  $   1.15  $   1.00        --        --       --       --       --
Accumulation unit value at end of period        $   1.37  $   1.19  $   1.15        --        --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                      258,223   203,272    36,974        --        --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO,
CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period  $   1.00        --        --        --        --       --       --       --
Accumulation unit value at end of period        $   1.23        --        --        --        --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       51,499        --        --        --        --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO,
CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period  $   1.00        --        --        --        --       --       --       --
Accumulation unit value at end of period        $   0.99        --        --        --        --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       37,273        --        --        --        --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/15/1999)
Accumulation unit value at beginning of period  $   1.67  $   1.38  $   1.07  $   0.72  $   0.85  $  1.08  $  1.51  $  1.00
Accumulation unit value at end of period        $   2.27  $   1.67  $   1.38  $   1.07  $   0.72  $  0.85  $  1.08  $  1.51
Number of accumulation units outstanding at
end of period (000 omitted)                      186,862   170,230   104,567    66,022    43,554   27,818   18,245    1,234
---------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/15/1999)
Accumulation unit value at beginning of period  $   1.77  $   1.60  $   1.36  $   0.96  $   1.16  $  1.05  $  1.15  $  1.00
Accumulation unit value at end of period        $   1.89  $   1.77  $   1.60  $   1.36  $   0.96  $  1.16  $  1.05  $  1.15
Number of accumulation units outstanding at
end of period (000 omitted)                      235,960   241,623   184,961   129,824    78,311   40,791   23,813    2,476
---------------------------------------------------------------------------------------------------------------------------



55 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                               2006      2005      2004      2003      2002      2001     2000    1999
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND
(5/1/2001)
Accumulation unit value at beginning of period  $   1.15  $   1.10  $   1.02  $   0.84  $   0.97  $  1.00       --       --
Accumulation unit value at end of period        $   1.28  $   1.15  $   1.10  $   1.02  $   0.84  $  0.97       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       40,046    43,629    41,656    30,948    14,864    3,799       --       --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE
FUND (5/1/2001)
Accumulation unit value at beginning of period  $   1.06  $   0.98  $   0.90  $   0.69  $   0.90  $  1.00       --       --
Accumulation unit value at end of period        $   1.28  $   1.06  $   0.98  $   0.90  $   0.69  $  0.90       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                        8,088     9,021    10,390     8,227     4,703    1,200       --       --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH
FUND (5/1/2001)
Accumulation unit value at beginning of period  $   0.97  $   0.92  $   0.81  $   0.58  $   0.94  $  1.00       --       --
Accumulation unit value at end of period        $   1.18  $   0.97  $   0.92  $   0.81  $   0.58  $  0.94       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                       25,726    19,618    22,185    19,289     9,992    2,060       --       --
---------------------------------------------------------------------------------------------------------------------------



56 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                               2006      2005     2004     2003     2002     2001     2000    1999
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I
SHARES (9/15/1999)
Accumulation unit value at beginning of period  $   0.96  $  0.89  $  0.85  $  0.66  $  0.88  $  1.16  $  1.31  $ 1.00
Accumulation unit value at end of period        $   1.02  $  0.96  $  0.89  $  0.85  $  0.66  $  0.88  $  1.16  $ 1.31
Number of accumulation units outstanding at
end of period (000 omitted)                       33,759   37,608   41,803   44,130   48,704   55,044   46,419   5,160
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I
SHARES (9/15/1999)
Accumulation unit value at beginning of period  $   1.62  $  1.49  $  1.30  $  0.97  $  1.25  $  1.37  $  1.26  $ 1.00
Accumulation unit value at end of period        $   1.86  $  1.62  $  1.49  $  1.30  $  0.97  $  1.25  $  1.37  $ 1.26
Number of accumulation units outstanding at
end of period (000 omitted)                       14,226   16,359   19,515   20,889   23,015   25,531   19,878   1,892
----------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II
SHARES (5/1/2006)
Accumulation unit value at beginning of period  $   1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period        $   1.02       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       15,226       --       --       --       --       --       --      --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY
PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period  $   1.06  $  1.00       --       --       --       --       --      --
Accumulation unit value at end of period        $   1.14  $  1.06       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        5,609      801       --       --       --       --       --      --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME
PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period  $   1.11  $  1.07  $  0.97  $  0.74  $  0.96  $  1.00       --      --
Accumulation unit value at end of period        $   1.29  $  1.11  $  1.07  $  0.97  $  0.74  $  0.96       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       84,552   91,924   75,935   54,358   29,770    4,363       --      --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period  $   1.86  $  1.61  $  1.31  $  0.92  $  0.98  $  1.00       --      --
Accumulation unit value at end of period        $   2.49  $  1.86  $  1.61  $  1.31  $  0.92  $  0.98       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      127,479   94,909   44,705   24,114    9,270      790       --      --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I
(9/15/1999)
Accumulation unit value at beginning of period  $   1.03  $  0.92  $  0.81  $  0.66  $  0.83  $  1.18  $  1.44  $ 1.00
Accumulation unit value at end of period        $   1.28  $  1.03  $  0.92  $  0.81  $  0.66  $  0.83  $  1.18  $ 1.44
Number of accumulation units outstanding at
end of period (000 omitted)                       26,483   30,007   30,595   30,150   31,512   32,127   20,591   2,094
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II
(11/1/2005)
Accumulation unit value at beginning of period  $   1.04  $  1.00       --       --       --       --       --      --
Accumulation unit value at end of period        $   0.99  $  1.04       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       35,411    4,856       --       --       --       --       --      --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (9/15/1999)
Accumulation unit value at beginning of period  $   1.57  $  1.51  $  1.33  $  1.04  $  1.20  $  1.08  $  0.92  $ 1.00
Accumulation unit value at end of period        $   1.84  $  1.57  $  1.51  $  1.33  $  1.04  $  1.20  $  1.08  $ 0.92
Number of accumulation units outstanding at
   end of period (000 omitted)                    47,256   53,403   50,775   49,145   49,161   41,460   21,041   4,775
----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED
PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period  $   1.02  $  0.98  $  0.91  $  0.77  $  0.89  $  0.96  $  1.00      --
Accumulation unit value at end of period        $   1.10  $  1.02  $  0.98  $  0.91  $  0.77  $  0.89  $  0.96      --
Number of accumulation units outstanding at
end of period (000 omitted)                       19,334   19,301   17,682   14,100    9,832    6,090    1,693      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES,
CLASS A (5/1/2006)
Accumulation unit value at beginning of period  $   1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period        $   1.02       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       66,352       --       --       --       --       --       --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES
FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period  $   1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period        $   1.07       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       32,712       --       --       --       --       --       --      --
----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN
STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period  $   1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period        $   0.97       --       --       --       --       --       --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       26,224       --       --       --       --       --       --      --
----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO
(9/21/1999) (PREVIOUSLY CREDIT SUISSE TRUST -
MID-CAP GROWTH PORTFOLIO)
Accumulation unit value at beginning of period  $   1.26  $  1.18  $  1.06  $  0.74  $  1.06  $  1.28  $  1.32  $ 1.00
Accumulation unit value at end of period        $   1.27  $  1.26  $  1.18  $  1.06  $  0.74  $  1.06  $  1.28  $ 1.32
Number of accumulation units outstanding at
end of period (000 omitted)                        9,967   12,660   15,543   17,844   20,303   24,697   22,624   2,872
----------------------------------------------------------------------------------------------------------------------



57 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                    2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period       $   1.00        --        --        --        --        --       --       --
Accumulation unit value at end of period             $   1.03        --        --        --        --        --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   59,159        --        --        --        --        --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE
CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period       $   1.00        --        --        --        --        --       --       --
Accumulation unit value at end of period             $   1.03        --        --        --        --        --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                  127,364        --        --        --        --        --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE
CLASS (9/15/1999)
Accumulation unit value at beginning of period       $   1.01  $   0.95  $   0.91  $   0.74  $   0.90  $   1.00  $  1.04  $  1.00
Accumulation unit value at end of period             $   1.14  $   1.01  $   0.95  $   0.91  $   0.74  $   0.90  $  1.00  $  1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                   89,221   108,101   127,378   125,390   117,223   119,736   77,558   18,137
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS
(9/15/1999)
Accumulation unit value at beginning of period       $   2.79  $   2.38  $   1.93  $   1.40  $   1.57  $   1.64  $  1.24  $  1.00
Accumulation unit value at end of period             $   3.11  $   2.79  $   2.38  $   1.93  $   1.40  $   1.57  $  1.64  $  1.24
Number of accumulation units outstanding at end of
period  (000 omitted)                                  63,504    70,537    72,884    69,808    68,203    67,132   48,251    6,945
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS
(9/15/1999)
Accumulation unit value at beginning of period       $   1.14  $   0.96  $   0.86  $   0.60  $   0.77  $   0.98  $  1.23  $  1.00
Accumulation unit value at end of period             $   1.33  $   1.14  $   0.96  $   0.86  $   0.60  $   0.77  $  0.98  $  1.23
Number of accumulation units outstanding at end of
period (000 omitted)                                   37,262    40,363    43,553    34,462    33,063    32,758   22,910    3,612
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
- CLASS 2 (9/15/1999) (PREVIOUSLY FTVIPT FRANKLIN
REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period       $   2.66  $   2.37  $   1.81  $   1.35  $   1.33  $   1.25  $  0.96  $  1.00
Accumulation unit value at end of period             $   3.18  $   2.66  $   2.37  $   1.81  $   1.35  $   1.33  $  1.25  $  0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                   81,589    88,911    80,587    63,047    44,591    19,803    6,181      683
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND -
CLASS 2 (9/15/1999)
Accumulation unit value at beginning of period       $   2.09  $   1.94  $   1.58  $   1.21  $   1.34  $   1.19  $  0.96  $  1.00
Accumulation unit value at end of period             $   2.42  $   2.09  $   1.94  $   1.58  $   1.21  $   1.34  $  1.19  $  0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                   55,078    55,521    44,541    34,639    23,553     9,584    2,897      590
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
(3/1/2002)
Accumulation unit value at beginning of period       $   1.41  $   1.29  $   1.10  $   0.84  $   1.00        --       --       --
Accumulation unit value at end of period             $   1.69  $   1.41  $   1.29  $   1.10  $   0.84        --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   15,475    18,421    15,951    12,608     9,570        --       --       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND -
INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of period       $   2.29  $   2.05  $   1.64  $   1.29  $   1.37  $   1.23  $  0.95  $  1.00
Accumulation unit value at end of period             $   2.63  $   2.29  $   2.05  $   1.64  $   1.29  $   1.37  $  1.23  $  0.95
Number of accumulation units outstanding at end of
period (000 omitted)                                  112,452   117,932    84,473    65,106    47,539    24,711   10,265    2,023
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
- INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of period       $   1.74  $   1.66  $   1.44  $   1.00  $   1.18  $   1.14  $  1.13  $  1.00
Accumulation unit value at end of period             $   1.94  $   1.74  $   1.66  $   1.44  $   1.00  $   1.18  $  1.14  $  1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                    9,981    12,490    14,537    16,300    17,792    18,974   14,809    2,665
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND -
INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of period       $   1.02  $   0.97  $   0.85  $   0.67  $   0.86  $   0.99  $  1.10  $  1.00
Accumulation unit value at end of period             $   1.15  $   1.02  $   0.97  $   0.85  $   0.67  $   0.86  $  0.99  $  1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                  160,736   168,697   108,140    80,350    75,489    71,185   55,239    9,951
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period       $   0.40  $   0.36  $   0.36  $   0.25  $   0.42  $   0.68  $  1.00       --
Accumulation unit value at end of period             $   0.42  $   0.40  $   0.36  $   0.36  $   0.25  $   0.42  $  0.68       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   22,668    24,131    27,479    30,159    31,354    34,050   22,949       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period       $   0.91  $   0.70  $   0.59  $   0.45  $   0.61  $   0.80  $  1.00       --
Accumulation unit value at end of period             $   1.33  $   0.91  $   0.70  $   0.59  $   0.45  $   0.61  $  0.80       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   61,879    59,325    61,390    68,389    74,111    64,147   29,251       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO:
SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period       $   0.53  $   0.48  $   0.40  $   0.30  $   0.42  $   0.70  $  1.00       --
Accumulation unit value at end of period             $   0.59  $   0.53  $   0.48  $   0.40  $   0.30  $   0.42  $  0.70       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   20,670    24,803    30,043    36,658    42,883    51,500   33,689       --
---------------------------------------------------------------------------------------------------------------------------------



58 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                    2006      2005      2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO -
SERVICE SHARES (9/15/1999)
Accumulation unit value at beginning of period       $   1.01  $   0.92  $   0.81  $   0.64  $   0.72  $   0.96  $   1.07  $  1.00
Accumulation unit value at end of period             $   1.23  $   1.01  $   0.92  $   0.81  $   0.64  $   0.72  $   0.96  $  1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                   62,992    73,982    66,844    53,159    28,853    19,727    10,774    2,504
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE
CLASS (5/1/2000)
Accumulation unit value at beginning of period       $   0.65  $   0.63  $   0.59  $   0.48  $   0.67  $   0.90  $   1.00       --
Accumulation unit value at end of period             $   0.69  $   0.65  $   0.63  $   0.59  $   0.48  $   0.67  $   0.90       --
Number of accumulation units outstanding at end of
 period (000 omitted)                                  73,300    84,506    78,223    74,564    62,663    51,051    21,973       --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
(5/1/2000)
Accumulation unit value at beginning of period       $   0.88  $   0.84  $   0.80  $   0.61  $   0.90  $   0.96  $   1.00       --
Accumulation unit value at end of period             $   0.98  $   0.88  $   0.84  $   0.80  $   0.61  $   0.90  $   0.96       --
Number of accumulation units outstanding at end of
 period (000 omitted)                                  38,120    48,503    60,214    61,988    53,383    36,822    15,060       --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS
(8/13/2001)
Accumulation unit value at beginning of period       $   1.36  $   1.18  $   0.91  $   0.68  $   0.89  $   1.00        --       --
Accumulation unit value at end of period             $   1.76  $   1.36  $   1.18  $   0.91  $   0.68  $   0.89        --       --
Number of accumulation units outstanding at end of
 period (000 omitted)                                  45,869    35,163    18,264    12,519     7,093     2,778        --       --
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period       $   1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period             $   1.04        --        --        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   26,517        --        --        --        --        --        --       --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE
SHARES (2/4/2004)
Accumulation unit value at beginning of period       $   1.30  $   1.15  $   1.00        --        --        --        --       --
Accumulation unit value at end of period             $   1.51  $   1.30  $   1.15        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   34,962    20,721     6,121        --        --        --        --       --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE
SHARES (2/4/2004)
Accumulation unit value at beginning of period       $   1.25  $   1.15  $   1.00        --        --        --        --       --
Accumulation unit value at end of period             $   1.42  $   1.25  $   1.15        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   22,606    12,037     4,085        --        --        --        --       --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES
(2/4/2004)
Accumulation unit value at beginning of period       $   1.08  $   1.07  $   1.00        --        --        --        --       --
Accumulation unit value at end of period             $   1.15  $   1.08  $   1.07        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                  226,000    94,657    11,924        --        --        --        --       --
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS
(5/1/2006)
Accumulation unit value at beginning of period       $   1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period             $   1.04        --        --        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   76,067        --        --        --        --        --        --       --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -
CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period       $   0.97  $   0.82  $   0.73  $   0.56  $   0.65  $   0.92  $   1.51  $  1.00
Accumulation unit value at end of period             $   1.21  $   0.97  $   0.82  $   0.73  $   0.56  $   0.65  $   0.92  $  1.51
Number of accumulation units outstanding at end of
period (000 omitted)                                   36,740    43,047    51,671    62,780    74,769    90,196    80,679    8,200
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES
(9/15/1999)
Accumulation unit value at beginning of period       $   1.00  $   0.90  $   0.77  $   0.58  $   0.85  $   1.29  $   1.36  $  1.00
Accumulation unit value at end of period             $   1.05  $   1.00  $   0.90  $   0.77  $   0.58  $   0.85  $   1.29  $  1.36
Number of accumulation units outstanding at end of
period (000 omitted)                                   34,609    42,680    51,579    63,075    73,930    87,722    68,407    7,245
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND
(9/15/1999)
Accumulation unit value at beginning of period       $   1.07  $   1.04  $   0.96  $   0.80  $   0.93  $   1.05  $   1.09  $  1.00
Accumulation unit value at end of period             $   1.21  $   1.07  $   1.04  $   0.96  $   0.80  $   0.93  $   1.05  $  1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                   74,221    77,525    74,540    73,310    64,613    53,096    39,810    6,539
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND* (9/15/1999)
Accumulation unit value at beginning of period       $   1.10  $   1.08  $   1.09  $   1.09  $   1.09  $   1.06  $   1.01  $  1.00
Accumulation unit value at end of period             $   1.14  $   1.10  $   1.08  $   1.09  $   1.09  $   1.09  $   1.06  $  1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                  211,744   147,452   148,915   178,580   228,237   265,455   203,922   87,424
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.55% AND
3.61%, RESPECTIVELY
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND
(2/4/2004)
Accumulation unit value at beginning of period       $   1.03  $   1.02  $   1.00        --        --        --        --       --
Accumulation unit value at end of period             $   1.05  $   1.03  $   1.02        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   22,501    15,300     4,962        --        --        --        --       --
----------------------------------------------------------------------------------------------------------------------------------



59 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                    2006      2005      2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND
(9/15/1999)
Accumulation unit value at beginning of period       $   1.28  $   1.26  $   1.22  $   1.18  $   1.13  $   1.06  $   1.01  $  1.00
Accumulation unit value at end of period             $   1.32  $   1.28  $   1.26  $   1.22  $   1.18  $   1.13  $   1.06  $  1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                  351,043   257,273   190,125   176,013   159,405   106,760    43,920   11,675
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND (9/15/1999)
Accumulation unit value at beginning of period       $   1.51  $   1.34  $   1.14  $   0.82  $   1.02  $   1.01  $   1.03  $  1.00
Accumulation unit value at end of period             $   1.79  $   1.51  $   1.34  $   1.14  $   0.82  $   1.02  $   1.01  $  1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                  383,460   278,737   181,318    99,776    67,958    41,299    14,227    3,441
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING
MARKETS FUND (5/1/2000)
Accumulation unit value at beginning of period       $   1.53  $   1.15  $   0.94  $   0.67  $   0.72  $   0.74  $   1.00       --
Accumulation unit value at end of period             $   2.02  $   1.53  $   1.15  $   0.94  $   0.67  $   0.72  $   0.74       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   51,867    44,244    16,315     6,501     3,888     1,542       693       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL
VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period       $   1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period             $   1.08        --        --        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   57,963        --        --        --        --        --        --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND
FUND (9/15/1999)
Accumulation unit value at beginning of period       $   1.34  $   1.43  $   1.31  $   1.17  $   1.03  $   1.02  $   1.00  $  1.00
Accumulation unit value at end of period             $   1.42  $   1.34  $   1.43  $   1.31  $   1.17  $   1.03  $   1.02  $  1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                  123,834   102,876    72,702    54,100    36,626    23,970    14,137    2,368
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL
INFLATION PROTECTED SECURITIES FUND (9/13/2004)
Accumulation unit value at beginning of period       $   1.05  $   1.03  $   1.00      --        --        --        --       --
Accumulation unit value at end of period             $   1.05  $   1.05  $   1.03      --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   95,224    51,906     1,504      --        --        --        --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND
(9/15/1999)
Accumulation unit value at beginning of period       $   0.66  $   0.61  $   0.57  $   0.47  $   0.64  $   0.94  $   1.18  $  1.00
Accumulation unit value at end of period             $   0.72  $   0.66  $   0.61  $   0.57  $   0.47  $   0.64  $   0.94  $  1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                  216,237   212,229   135,373   147,485   118,986   130,764   106,410   13,813
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD
BOND FUND (9/15/1999)
Accumulation unit value at beginning of period       $   1.23  $   1.20  $   1.08  $   0.87  $   0.94  $   0.91  $   1.01  $  1.00
Accumulation unit value at end of period             $   1.35  $   1.23  $   1.20  $   1.08  $   0.87  $   0.94  $   0.91  $  1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                  221,767   237,711   236,566   197,358   122,784    88,813    52,655   10,137
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME
OPPORTUNITIES FUND (9/13/2004)
Accumulation unit value at beginning of period       $   1.06  $   1.04  $   1.00        --        --        --        --       --
Accumulation unit value at end of period             $   1.14  $   1.06  $   1.04        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   61,812    18,068       783        --        --        --        --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL
OPPORTUNITY FUND (9/15/1999)
Accumulation unit value at beginning of period       $   0.90  $   0.80  $   0.69  $   0.54  $   0.67  $   0.95  $   1.27  $  1.00
Accumulation unit value at end of period             $   1.11  $   0.90  $   0.80  $   0.69  $   0.54  $   0.67  $   0.95  $  1.27
Number of accumulation units outstanding at end of
period (000 omitted)                                   64,541    61,793    40,351    21,462    19,189    18,664    15,670    2,173
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP
EQUITY FUND (9/15/1999)
Accumulation unit value at beginning of period       $   0.82  $   0.78  $   0.75  $   0.58  $   0.76  $   0.93  $   1.14  $  1.00
Accumulation unit value at end of period             $   0.94  $   0.82  $   0.78  $   0.75  $   0.58  $   0.76  $   0.93  $  1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                  290,744   144,230    94,730    45,599    34,956    26,779    22,159    3,227
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP
VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period       $   1.13  $   1.09  $   1.00        --        --        --        --       --
Accumulation unit value at end of period             $   1.34  $   1.13  $   1.09        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                    4,707     3,594     2,030        --        --        --        --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND (5/1/2001)
Accumulation unit value at beginning of period       $   1.22  $   1.11  $   1.03  $   0.85  $   0.99  $   1.00        --       --
Accumulation unit value at end of period             $   1.20  $   1.22  $   1.11  $   1.03  $   0.85  $   0.99        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   43,939    31,419    35,498    29,450    12,145     2,238        --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE
FUND (5/2/2005)
Accumulation unit value at beginning of period       $   1.19  $   1.00        --        --        --        --        --       --
Accumulation unit value at end of period             $   1.36  $   1.19        --        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                   54,642     4,982        --        --        --        --        --       --
----------------------------------------------------------------------------------------------------------------------------------



60 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                         2006      2005      2004     2003      2002      2001     2000     1999
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND
(5/1/2000)
Accumulation unit value at beginning of period           $   0.86  $   0.84  $   0.77  $   0.60  $   0.79  $  0.91  $  1.00       --
Accumulation unit value at end of period                 $   0.99  $   0.86  $   0.84  $   0.77  $   0.60  $  0.79  $  0.91       --
Number of accumulation units outstanding at end
of period (000 omitted)                                   104,302   122,070   117,372    91,398    65,011   40,575   14,084       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND
(2/4/2004)
Accumulation unit value at beginning of period           $   1.12  $   1.12  $   1.00        --        --       --       --       --
Accumulation unit value at end of period                 $   1.28  $   1.12  $   1.12        --        --       --       --       --
Number of accumulation units outstanding at end
of period (000 omitted)                                     5,724     5,777     2,540        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S.
GOVERNMENT FUND (9/15/1999)
Accumulation unit value at beginning of period           $   1.20  $   1.20  $   1.20  $   1.19  $   1.13  $  1.08  $  1.00  $  1.00
Accumulation unit value at end of period                 $   1.24  $   1.20  $   1.20  $   1.20  $   1.19  $  1.13  $  1.08  $  1.00
Number of accumulation units outstanding at end
of period (000 omitted)                                   108,222   121,249   130,386   135,202   116,147   56,966   24,654   12,796
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE
FUND (9/15/1999)
Accumulation unit value at beginning of period           $   1.58  $   1.52  $   1.29  $   0.88  $   1.07  $  1.16  $  1.12  $  1.00
Accumulation unit value at end of period                 $   1.74  $   1.58  $   1.52  $   1.29  $   0.88  $  1.07  $  1.16  $  1.12
Number of accumulation units outstanding at end
of period (000 omitted)                                    38,372    46,718    51,057    39,709    29,341   24,346   16,349    3,029
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE
FUND (8/14/2001)
Accumulation unit value at beginning of period           $   1.59  $   1.51  $   1.27  $   0.93  $   1.07  $  1.00       --       --
Accumulation unit value at end of period                 $   1.89  $   1.59  $   1.51  $   1.27  $   0.93  $  1.07       --       --
Number of accumulation units outstanding at end
of period (000 omitted)                                    69,587    72,463    57,581    44,918    28,099    6,314       --       --
------------------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT
CLASS (9/15/1999)
Accumulation unit value at beginning of period           $   2.76  $   2.50  $   2.22  $   1.50  $   1.74  $  1.35  $  1.15  $  1.00
Accumulation unit value at end of period                 $   3.32  $   2.76  $   2.50  $   2.22  $   1.50  $  1.74  $  1.35  $  1.15
Number of accumulation units outstanding at end
of period (000 omitted)                                    20,055    22,867    27,132    27,838    27,063   23,583   11,880    1,886
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (9/21/1999)
Accumulation unit value at beginning of period           $   2.85  $   2.51  $   2.12  $   1.50  $   1.69  $  1.50  $  1.08  $  1.00
Accumulation unit value at end of period                 $   3.27  $   2.85  $   2.51  $   2.12  $   1.50  $  1.69  $  1.50  $  1.08
Number of accumulation units outstanding at end
of period (000 omitted)                                    28,313    32,580    33,905    34,897    35,110   31,848   11,524    2,043
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,
CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period           $   1.18  $   1.15  $   1.00        --        --       --       --       --
Accumulation unit value at end of period                 $   1.36  $   1.18  $   1.15        --        --       --       --       --
Number of accumulation units outstanding at end
of period (000 omitted)                                   130,395    96,755    18,714        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO,
CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period           $   1.00        --        --        --        --       --       --       --
Accumulation unit value at end of period                 $   1.22        --        --        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       27,318        --        --        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO,
CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period           $   1.00        --        --        --        --       --       --       --
Accumulation unit value at end of period                 $   0.99        --        --        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       17,529        --        --        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/15/1999)
Accumulation unit value at beginning of period           $   1.65  $   1.37  $   1.06  $   0.72  $   0.84  $  1.08  $  1.51  $  1.00
Accumulation unit value at end of period                 $   2.24  $   1.65  $   1.37  $   1.06  $   0.72  $  0.84  $  1.08  $  1.51
Number of accumulation units outstanding at end of
period (000 omitted)                                      122,718   114,381    79,981    56,466    42,309   30,297   21,844    1,343
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/15/1999)
Accumulation unit value at beginning of period           $   1.74  $   1.58  $   1.35  $   0.95  $   1.15  $  1.05  $  1.15  $  1.00
Accumulation unit value at end of period                 $   1.86  $   1.74  $   1.58  $   1.35  $   0.95  $  1.15  $  1.05  $  1.15
Number of accumulation units outstanding at end
of period (000 omitted)                                   164,257   169,886   140,320   108,046    72,853   46,456   29,881    2,723
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION
FUND (5/1/2001)
Accumulation unit value at beginning of period           $   1.14  $   1.09  $   1.01  $   0.84  $   0.97  $  1.00       --       --
Accumulation unit value at end of period                 $   1.26  $   1.14  $   1.09  $   1.01  $   0.84  $  0.97       --       --
Number of accumulation units outstanding at end
of period (000 omitted)                                    29,215    32,466    31,201    22,278    11,859    3,224       --       --
------------------------------------------------------------------------------------------------------------------------------------



61 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                        2006      2005      2004      2003      2002      2001     2000     1999
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
CORE FUND (5/1/2001)
Accumulation unit value at beginning of period           $   1.05  $   0.97  $   0.89  $   0.69  $   0.90  $  1.00       --     --
Accumulation unit value at end of period                 $   1.26  $   1.05  $   0.97  $   0.89  $   0.69  $  0.90       --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        6,052     6,690     7,049     5,248     2,781    1,031       --     --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period           $   0.96  $   0.91  $   0.81  $   0.58  $   0.94  $  1.00       --     --
Accumulation unit value at end of period                 $   1.17  $   0.96  $   0.91  $   0.81  $   0.58  $  0.94       --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       17,655    14,334    16,103    13,800     7,655    2,230       --     --
------------------------------------------------------------------------------------------------------------------------------------



62 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts                     p.3
Rating Agencies                                 p.4
Revenues Received During Calendar Year 2006     p.4
Principal Underwriter                           p.5
Independent Registered Public Accounting Firm   p.5
Financial Statements



63 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

RIVERSOURCE [LOGO](SM)
        ANNUITIES

RiverSource Life Insurance Company

70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

ameriprise.com


RiverSource Distributors, Inc. (Distributor), Member NASD. Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.

            (C) 2007 Ameriprise Financial, Inc. All rights reserved.

S-6467 L (5/07)

PROSPECTUS


MAY 1, 2007


RIVERSOURCE


RETIREMENT ADVISOR VARIABLE ANNUITY(R) - BAND 3


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:

o current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

o current or retired Ameriprise Financial, Inc. financial advisors and their spouses (advisors), and

o individuals investing an initial purchase payment of $1 million (other individuals).

NEW RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


ISSUED BY: RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

           70100 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919
           ameriprise.com/variableannuities

           RIVERSOURCE VARIABLE ACCOUNT 10


This prospectus contains information that you should know before investing. Prospectuses are also available for:

o     AIM Variable Insurance Funds

o     AllianceBernstein Variable Products Series Fund, Inc.

o     American Century Variable Portfolios, Inc.

o     Calvert Variable Series, Inc.

o     Columbia Variable Insurance Trust


o     Credit Suisse Trust

o     Eaton Vance Variable Trust


o     Fidelity(R) Variable Insurance Products Funds - Service Class

o     Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
      Class 2

o     Goldman Sachs Variable Insurance Trust (VIT)

o     Janus Aspen Series: Service Shares

o     Lazard Retirement Series, Inc.

o     MFS(R) Variable Insurance Trust(SM)

o     Neuberger Berman Advisers Management Trust

o     Oppenheimer Variable Account Funds - Service Shares

o     PIMCO Variable Insurance Trust (VIT)

o     Putnam Variable Trust - Class IB Shares


o     RiverSource(R) Variable Portfolio Funds

o     Royce Capital Fund


o     Third Avenue Variable Series Trust

o     The Universal Institutional Funds, Inc.
      Van Kampen Life Investment Trust

o     Wanger Advisors Trust

o     Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  1

RiverSource Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS....................................................................3
THE CONTRACT IN BRIEF........................................................4
EXPENSE SUMMARY..............................................................5
CONDENSED FINANCIAL INFORMATION (UNAUDITED).................................10
FINANCIAL STATEMENTS........................................................10
THE VARIABLE ACCOUNT AND THE FUNDS..........................................11
THE FIXED ACCOUNT...........................................................26
BUYING YOUR CONTRACT........................................................26
CHARGES.....................................................................28
VALUING YOUR INVESTMENT.....................................................30
MAKING THE MOST OF YOUR CONTRACT............................................31
SURRENDERS..................................................................35
TSA -- SPECIAL PROVISIONS...................................................36
CHANGING OWNERSHIP..........................................................36
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........................37
OPTIONAL BENEFITS...........................................................38
THE ANNUITY PAYOUT PERIOD...................................................42
TAXES ......................................................................44
VOTING RIGHTS...............................................................47
SUBSTITUTION OF INVESTMENTS.................................................47
ABOUT THE SERVICE PROVIDERS.................................................48
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED).......................49
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION......................................55


CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of the contract.



2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.


OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o     Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o     Roth IRAs under Section 408A of the Code

o     SIMPLE IRAs under Section 408(p) of the Code

o     Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
      Code

o     Plans under Section 401(k) of the Code

o     Custodial and investment only plans under Section 401(a) of the Code

o     Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the EEB and/or MAV. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.


RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  3

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. You will receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p.
      11)


o the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (p. 26)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 26)

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 32)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2 and may have other tax consequences; also, certain restrictions apply. (p. 35)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 37)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 38)



4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 42)

TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 44)

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE                                                           0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                           $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)

MAV RIDER FEE                                                            0.15%
EEB RIDER FEE                                                            0.30%

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE                                           0.55%


RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  5

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                       MINIMUM      MAXIMUM
Total expenses before fee waivers and/or expense reimbursements         0.51%        1.86%

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable
      Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                 GROSS TOTAL
                                                                                 MANAGEMENT   12b-1    OTHER       ANNUAL
                                                                                    FEES      FEES    EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund, Series I Shares                                 0.61%        --%   0.30%**    0.91%(1)
AIM V.I. Capital Development Fund, Series I Shares                                  0.75         --    0.35**     1.10(1),(2)
AIM V.I. Global Health Care Fund, Series II Shares                                  0.75       0.25    0.36**     1.36(1)
AIM V.I. International Growth Fund, Series II Shares                                0.72       0.25    0.39**     1.36(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                         0.75       0.25    0.18       1.18
AllianceBernstein VPS Growth and Income Portfolio (Class B)                         0.55       0.25    0.06       0.86
AllianceBernstein VPS International Value Portfolio (Class B)                       0.75       0.25    0.10       1.10
American Century VP International, Class I                                          1.23         --      --       1.23
American Century VP Mid Cap Value, Class II                                         0.90       0.25      --       1.15
American Century VP Ultra(R), Class II                                              0.90       0.25      --       1.15
American Century VP Value, Class I                                                  0.93         --      --       0.93
Calvert Variable Series, Inc. Social Balanced Portfolio                             0.70         --    0.21       0.91
Columbia Marsico Growth Fund, Variable Series, Class A                              0.74         --    0.27       1.01(3)
Columbia Marsico International Opportunities Fund, Variable Series, Class B         0.80       0.25    0.32       1.37(3)
Credit Suisse Trust - Commodity Return Strategy Portfolio                           0.50       0.25    0.51       1.26(4)
Credit Suisse Trust - Mid-Cap Core Portfolio                                        0.75         --    0.59       1.34(4)
(previously Credit Suisse Trust - Mid-Cap Growth Portfolio)
Eaton Vance VT Floating-Rate Income Fund                                            0.57       0.25    0.37       1.19
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                             0.57       0.25    0.09       0.91
Fidelity(R) VIP Growth & Income Portfolio Service Class                             0.47       0.10    0.13       0.70
Fidelity(R) VIP Mid Cap Portfolio Service Class                                     0.57       0.10    0.11       0.78
Fidelity(R) VIP Overseas Portfolio Service Class                                    0.72       0.10    0.16       0.98
FTVIPT Franklin Global Real Estate Securities Fund - Class 2                        0.47       0.25    0.03       0.75(5)
(previously FTVIPT Franklin Real Estate Fund - Class 2)



6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                 GROSS TOTAL
                                                                                 MANAGEMENT   12b-1    OTHER       ANNUAL
                                                                                    FEES      FEES    EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           0.51%      0.25%   0.20%**   0.96%(6)
FTVIPT Templeton Foreign Securities Fund - Class 2                                  0.63       0.25    0.18**    1.06(6)
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                         0.80         --    0.07      0.87(7)
Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares           0.75         --    0.24      0.99(7),(8)
Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares                0.65         --    0.07      0.72(7)
Janus Aspen Series Global Technology Portfolio: Service Shares                      0.64       0.25    0.21**    1.10
Janus Aspen Series International Growth Portfolio: Service Shares                   0.64       0.25    0.07**    0.96
Janus Aspen Series Large Cap Growth Portfolio: Service Shares                       0.64       0.25    0.05**    0.94
Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                         0.64       0.25    0.06**    0.95
Lazard Retirement International Equity Portfolio - Service Shares                   0.75       0.25    0.19      1.19
MFS(R) Investors Growth Stock Series - Service Class                                0.75       0.25    0.12      1.12
MFS(R) New Discovery Series - Service Class                                         0.90       0.25    0.13      1.28
MFS(R) Utilities Series - Service Class                                             0.75       0.25    0.11      1.11
Neuberger Berman Advisers Management Trust International Portfolio (Class S)        1.15       0.25    0.27      1.67(9)
Oppenheimer Global Securities Fund/VA, Service Shares                               0.62       0.25    0.04**    0.91(10)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           0.72       0.25    0.03**    1.00(10)
Oppenheimer Strategic Bond Fund/VA, Service Shares                                  0.62       0.25    0.02**    0.89(10)
PIMCO VIT All Asset Portfolio, Advisor Share Class                                  0.18       0.25    0.86**    1.29
Putnam VT International New Opportunities Fund - Class IB Shares                    1.00       0.25    0.24**    1.49(11)
Putnam VT Vista Fund - Class IB Shares                                              0.65       0.25    0.15**    1.05
RiverSource(R) Variable Portfolio - Balanced Fund                                   0.56       0.13    0.15**    0.84(12),(13)
RiverSource(R) Variable Portfolio - Cash Management Fund                            0.33       0.13    0.14      0.60(12)
RiverSource(R) Variable Portfolio - Core Bond Fund                                  0.48       0.13    0.32**    0.93(12),(14)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                           0.46       0.13    0.15**    0.74(12)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                  0.64       0.13    0.14**    0.91(12),(13)
RiverSource(R) Variable Portfolio - Emerging Markets Fund                           1.13       0.13    0.25**    1.51(12),(13)
RiverSource(R) Variable Portfolio - Fundamental Value Fund                          0.72       0.13    0.17**    1.02(12),(13),(14)
RiverSource(R) Variable Portfolio - Global Bond Fund                                0.70       0.13    0.17**    1.00(12)
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund      0.44       0.13    0.15**    0.72(12),(14)
RiverSource(R) Variable Portfolio - Growth Fund                                     0.71       0.13    0.17**    1.01(12),(13)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                            0.59       0.13    0.16**    0.88(12)
RiverSource(R) Variable Portfolio - Income Opportunities Fund                       0.61       0.13    0.16**    0.90(12),(14)
RiverSource(R) Variable Portfolio - International Opportunity Fund                  0.76       0.13    0.19**    1.08(12),(13)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                           0.57       0.13    0.13**    0.83(12),(13)
RiverSource(R) Variable Portfolio - Large Cap Value Fund                            0.60       0.13    0.50**    1.23(12),(14)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                             0.60       0.13    0.15**    0.88(12),(13),(14)
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                              0.72       0.13    0.22**    1.07(12),(13),(14)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                              0.22       0.13    0.16**    0.51(12),(14)
RiverSource(R) Variable Portfolio - Select Value Fund                               0.72       0.13    0.37**    1.22(12),(13),(14)
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund             0.48       0.13    0.16**    0.77(12)



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                 GROSS TOTAL
                                                                                 MANAGEMENT   12b-1    OTHER       ANNUAL
                                                                                    FEES      FEES    EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                        0.72%      0.13%   0.23%**   1.08%(12),(13)
RiverSource(R) Variable Portfolio - Small Cap Value Fund                            1.00       0.13    0.19**    1.32(12),(13),(14)
Royce Micro-Cap Portfolio - Investment Class                                        1.25         --    0.06      1.31
Third Avenue Value Portfolio                                                        0.90         --    0.27      1.17
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares                0.56       0.25    0.03      0.84
Van Kampen UIF Global Real Estate Portfolio, Class II Shares                        0.85       0.35    0.66      1.86(15)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                            0.75       0.35    0.31      1.41(15)
Wanger International Small Cap                                                      0.91         --    0.10      1.01
Wanger U.S. Smaller Companies                                                       0.90         --    0.05      0.95
Wells Fargo Advantage VT Asset Allocation Fund                                      0.55       0.25    0.22**    1.02(16)
Wells Fargo Advantage VT International Core Fund                                    0.75       0.25    0.43**    1.43(16)
Wells Fargo Advantage VT Small Cap Growth Fund                                      0.75       0.25    0.23**    1.23(16)

  * The Funds provided the information on their expenses and we have not independently verified the information.

 ** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies
      (also referred to as acquired funds).

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.

(2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.09% for AIM V.I. Capital
      Development Fund, Series I Shares.

(3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

(4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and
      1.21% for Credit Suisse Trust - Mid-Cap Core Portfolio.

(5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning
      May 1, 2012, the full new investment management and administration fees will then be in effect.

(6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange
      Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and 1.03% for
      FTVIPT Templeton Foreign Securities Fund - Class 2.

(7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
      Investment Adviser has voluntarily agreed to limit "Other expenses"
      (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares, 0.114% of the Fund's average daily net assets for Goldman Sachs VIT Structured
      Small Cap Equity Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity
      Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(8) The Investment Adviser has voluntarily agreed to waive a portion of its Management fee. After fee waivers and expense reimbursements net expenses would be 0.97% for Goldman Sachs VIT Structured Small Cap
      Equity Fund - Institutional Shares.

(9) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.

(10) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional
      Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.

8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

(11) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2007. After fee waivers and expense reimbursements net expenses would be 1.40% for Putnam VT International New Opportunities Fund -
      Class IB Shares.

(12) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(13) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R)
      Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R)
      Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R)
      Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R)
      Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
      RiverSource(R) Variable Portfolio - Diversified Equity Income Fund,
      0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund,
      0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for
      RiverSource(R) Variable Portfolio - International Opportunity Fund,
      0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund,
      0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and
      0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(14) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec.
      31, 2007, unless sooner terminated at the discretion of the Fund's
      Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.83% for RiverSource(R) Variable Portfolio - Core Bond
      Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value
      Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation
      Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio -
      Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio -
      Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid
      Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap
      Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index
      Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(15) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate
      Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth
      Portfolio, Class II Shares.

(16) The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT
      Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International
      Core Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.






RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  9

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. It assumes that you select both the optional MAV and EEB. Although your actual costs may be higher or lower, based on this assumption your costs would be:

                              1 YEAR        3 YEARS        5 YEARS         10 YEARS
                             $  296.23     $  906.91     $  1,542.73     $  3,249.18

MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR        3 YEARS        5 YEARS        10 YEARS
                             $  111.73     $  348.36     $    603.72     $  1,334.11

* In these examples, the $30 contract administrative charge is approximated as a .030% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to this contract by the total average net assets that are attributable to the contract.


CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in the Appendix.

We do not include condensed financial information for subaccounts that are new and have no activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.


10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.


The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  11

o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

      Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

      The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:


      o Compensating, training and educating sales representatives who sell the contracts.

      o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to contract owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.


12  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  13

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:


----------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                Growth of capital. Invests principally in common      A I M Advisors, Inc.
Appreciation Fund,              stocks of companies likely to benefit from new or
Series I Shares                 innovative products, services or processes as well
                                as those with above-average growth and excellent
                                prospects for future growth. The fund may also
                                invest up to 25% of its total assets in foreign
                                securities that involve risks not associated with
                                investing solely in the United States.

----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                Long-term growth of capital. Invests primarily in     A I M Advisors, Inc.
Development Fund,               securities (including common stocks, convertible
Series I Shares                 securities and bonds) of small- and medium-sized
                                companies. The Fund may invest up to 25% of its
                                total assets in foreign securities.

----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health          Capital growth. The fund seeks to meet its            A I M Advisors, Inc.
Care Fund,                      objective by investing, normally, at least 80% of
Series II Shares                its assets in securities of health care industry
                                companies. The fund may invest up to 20% of its
                                total assets in companies located in developing
                                countries, i.e., those countries that are in the
                                initial stages of their industrial cycles. The
                                fund may also invest up to 5% of its total assets
                                in lower-quality debt securities, i.e., junk bonds.

----------------------------------------------------------------------------------------------------------------------------
AIM V.I. International          Long-term growth of capital. Invests primarily in     A I M Advisors, Inc.
Growth Fund,                    a diversified portfolio of international equity
Series II Shares                securities, whose issuers are considered to have
                                strong earnings momentum. The fund may invest up
                                to 20% of its total assets in security issuers
                                located in developing countries and in securities
                                exchangeable for or convertible into equity
                                securities of foreign companies.

----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein               Long-term growth of capital. The Fund invests at      AllianceBernstein L.P.
VPS Global Technology           least 80% of its net assets in securities of
Portfolio (Class B)             companies that use technology extensively in the
                                development of new or improved products or
                                processes. Invests in a global portfolio of
                                securities of U.S. and foreign companies selected
                                for their growth potential.

----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein               Long-term growth of capital. Invests primarily in     AllianceBernstein L.P.
VPS Growth and Income           the equity securities of domestic companies that
Portfolio (Class B)             the Advisor deems to be undervalued.

----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein               Long-term growth of capital. Invests primarily in     AllianceBernstein L.P.
VPS International Value         a diversified portfolio of equity securities of
Portfolio (Class B)             established companies selected from more than 40
                                industries and from more than 40 developed and
                                emerging market countries.

----------------------------------------------------------------------------------------------------------------------------
American Century                Capital growth. Invests primarily in stocks of        American Century Global Investment
VP International, Class I       growing foreign companies in developed countries.     Management, Inc.

----------------------------------------------------------------------------------------------------------------------------



14  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
American Century                Long-term capital growth with income as secondary     American Century Investment
VP Mid Cap Value,               objective. Invests primarily in stocks of             Management, Inc.
Class II                        companies that management believes are undervalued
                                at the time of purchase. The fund will invest at
                                least 80% of its assets in securities of companies
                                whose market capitalization at the time of
                                purchase is within the capitalization range of the
                                Russell 3000 Index, excluding the largest 100 such
                                companies.

----------------------------------------------------------------------------------------------------------------------------
American Century                Long-term capital growth. Analytical research         American Century Investment
VP Ultra(R), Class II           tools and techniques are used to identify the         Management, Inc.
                                stocks of larger-sized companies that appear to
                                have the best opportunity of sustaining long-term
                                above average growth.

----------------------------------------------------------------------------------------------------------------------------
American Century                Long-term capital growth, with income as a            American Century Investment
VP Value, Class I               secondary objective. Invests primarily in stocks      Management, Inc.
                                of companies that management believes to be
                                undervalued at the time of purchase.

----------------------------------------------------------------------------------------------------------------------------
Calvert Variable                Income and capital growth. Invests primarily in       Calvert Asset Management
Series, Inc.                    stocks, bonds and money market instruments which      Company, Inc. (CAMCO),
Social Balanced Portfolio       offer income and capital growth opportunity and       investment adviser SSgA Funds
                                which satisfy the investment and social criteria.     Management, Inc. and New
                                                                                      Amsterdam Partners, LLP are
                                                                                      the investment subadvisers.

----------------------------------------------------------------------------------------------------------------------------
Columbia Marsico                Long-term growth of capital. The Fund invests         Columbia Management dvisors,
Growth Fund,                    primarily in equity securities of                     LLC (advisor); Marsico Capital
Variable Series, Class A        large-capitalization companies that are selected      Management, LLC (sub-advisor)
                                for their growth potential. It generally holds a
                                core position of between 35 and 50 common stocks.
                                It may hold up to 25% of its assets in foreign
                                securities.

----------------------------------------------------------------------------------------------------------------------------
Columbia Marsico                Long-term growth of capital. The Fund normally        Columbia Management Advisors,
International                   invests at least 65% of its assets in common          LLC (advisor); Marsico Capital
Opportunities Fund,             stocks of foreign companies. While the Fund may       Management, LLC (sub-advisor)
Variable Series, Class B        invest in companies of any size, it focuses on
                                large companies. These companies are selected for
                                their long-term growth potential. The Fund
                                normally invests in issuers from at least three
                                different countries not including the United
                                States and generally holds a core position of 35
                                to 50 common stocks. The Fund may invest in common
                                stocks of companies operating in emerging markets.

----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -           Total return. Invests in commodity-linked             Credit Suisse Asset Management, LLC
Commodity Return                derivative instruments backed by a portfolio of
Strategy Portfolio              short-maturity investment-grade fixed income
                                securities normally having an average duration of
                                one year or less.

----------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  15

----------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -           Maximum capital appreciation. Invests in U.S.         Credit Suisse Asset Management, LLC
Mid-Cap Core Portfolio          equity securities of "mid-cap" companies selected
                                using proprietary quantitative stock selection
(previously Credit Suisse       models rather than the more traditional fundamental
Trust - Mid-Cap Growth          analysis approach. Maintains investment attributes
Portfolio)                      similar to those of the Standard & Poor's MidCap
                                400(R) Index and intends to limit its divergence
                                from that index in terms of market, industry and
                                sector exposures.

----------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT                  High level of current income. Non-diversified         Eaton Vance Management
Floating-Rate Income            mutual fund that normally invests primarily in
Fund                            senior floating rate loans ("Senior Loans"). Senior
                                Loans typically are of below investment grade
                                quality and have below investment grade credit
                                ratings, which ratings are associated with having
                                high risk, speculative characteristics. Investments
                                are actively managed, and may be bought or sold on
                                a daily basis (although loans are generally held
                                until repaid). The investment adviser's staff
                                monitors the credit quality of the Fund holdings,
                                as well as other investments that are available.
                                The Fund may invest up to 25% of its total assets
                                in foreign securities and may engage in certain
                                hedging transactions.

----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP                 Long-term capital appreciation. Normally invests      Fidelity Management & Research
Contrafund(R) Portfolio         primarily in common stocks. Invests in securities     Company (FMR), investment
Service Class 2                 of companies whose value it believes is not fully     manager; FMR U.K. and
                                recognized by the public. Invests in either           FMR Far East, sub-investment
                                "growth" stocks or "value" stocks or both. The fund   advisers.
                                invests in domestic and foreign issuers.

----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &        High total return through a combination of current    FMR, investment manager; FMR
Income Portfolio Service        income and capital appreciation. Normally invests a   U.K., FMR Far East, sub-investment
Class                           majority of assets in common stocks with a focus on   advisers.
                                those that pay current dividends and show potential
                                for capital appreciation. May invest in bonds,
                                including lower-quality debt securities, as well as
                                stocks that are not currently paying dividends, but
                                offer prospects for future income or capital
                                appreciation. Invests in domestic and foreign
                                issuers. The Fund invests in either "growth" stocks
                                or "value" stocks or both.

----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap         Long-term growth of capital. Allocates assets         FMR, investment manager; FMR
Portfolio Service Class         across different market sectors and maturities.       U.K., FMR Far East, sub-investment
                                Normally invests primarily in common stocks.          advisers.
                                Normally invests at least 80% of assets in
                                securities of companies with medium market
                                capitalizations. May invest in companies with
                                smaller or larger market capitalizations. Invests
                                in domestic and foreign issuers. The Fund invests
                                in either "growth" or "value" common stocks or
                                both.

----------------------------------------------------------------------------------------------------------------------------



16  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas        Long-term growth of capital. Normally invests         FMR, investment manager; FMR
Portfolio Service Class         primarily in common stocks of foreign securities.     U.K., FMR Far East, Fidelity
                                Normally invests at least 80% of assets in non-U.S.   International Investment Advisors
                                securities.                                           (FIIA) and FIIA U.K.,
                                                                                      sub-investment advisers.

----------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Global          High total return. The Fund normally invests at       Franklin Templeton Institutional,
Real Estate Securities          least 80% of its net assets in investments of         LLC, adviser; Franklin Advisers, Inc.,
Fund - Class 2                  companies located anywhere in the world that          subadviser
                                operate in the real estate sector.
(previously FTVIPT
Franklin Real Estate
Fund - Class 2)

----------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin                 Long-term total return. The Fund normally invests     Franklin Advisory Services, LLC
Small Cap Value                 at least 80% of its net assets in investments of
Securities Fund -               small capitalization companies, and normally
Class 2                         invests predominantly in equity securities. The
                                Fund invests mainly in equity securities of
                                companies that the manager believes are
                                undervalued.

----------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton                Long-term capital growth. The Fund normally invests   Templeton Investment Counsel, LLC,
Foreign Securities Fund -       at least 80% of its net assets in investments of      adviser; Franklin Templeton
Class 2                         issuers located outside the U.S., including those     Investment Management Limited,
                                in emerging markets, and normally invests             subadviser
                                predominantly in equity securities.

----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT               Long-term capital appreciation. The Fund invests,     Goldman Sachs
Mid Cap Value Fund -            under normal circumstances, at least 80% of its net   Asset Management, L.P.
Institutional Shares            assets plus any borrowings for investment purposes
                                (measured at time of purchase) ("Net Assets") in
                                a diversified portfolio of equity investments in
                                mid-cap issuers with public stock market
                                capitalizations (based upon shares available for
                                trading on an unrestricted basis) within the range
                                of the market capitalization of companies
                                constituting the Russell Midcap(R) Value Index at
                                the time of investment. If the market
                                capitalization of a company held by the Fund moves
                                outside this range, the Fund may, but is not
                                required to, sell the securities. The
                                capitalization range of the Russell Midcap(R)
                                Value Index is currently between $613 million and
                                $18.3 billion. Although the Fund will invest
                                primarily in publicly traded U.S. securities, it
                                may invest up to 25% of its Net Assets in foreign
                                securities, including securities of issuers in
                                countries with emerging markets or economies
                                ("emerging countries") and securities quoted in
                                foreign currencies. The Fund may invest in the
                                aggregate up to 20% of its Net Assets in companies
                                with public stock market capitalizations outside
                                the range of companies constituting the Russell
                                Midcap(R) Value Index at the time of investment
                                and in fixed-income securities, such as government,
                                corporate and bank debt obligations.

----------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  17

----------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT               Long-term growth of capital through a broadly         Goldman Sachs
Structured Small Cap            diversified portfolio of equity investments in U.S.   Asset Management, L.P.
Equity Fund -                   issuers. The Fund invests, under normal
Institutional Shares            circumstances, at least 80% of its net assets plus
                                any borrowings for investment purposes (measured at
                                time of purchase) ("Net Assets") in a broadly
                                diversified portfolio of equity investments in
                                small-cap U.S. issuers, including foreign issuers
                                that are traded in the United States. However, it
                                is currently anticipated that, under normal
                                circumstances the Fund will invest at least 95% of
                                its Net Assets in such equity investments. These
                                issuers will have public stock market
                                capitalizations (based upon shares available for
                                trading on an unrestricted basis) similar to that
                                of the range of the market capitalization of
                                companies constituting the Russell 2000(R) Index
                                at the time of investment. The Fund is not required
                                to limit its investments to securities in the
                                Russell 2000(R) Index. In addition, if the market
                                capitalization of a company held by the Fund moves
                                outside this range, the Fund may, but is not
                                required to, sell the securities. The
                                capitalization range of the Russell 2000(R) Index
                                is currently between $31 million and $4 billion.

----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                   Long-term growth of capital and dividend income.      Goldman Sachs
VIT Structured U.S.             The Fund invests, under normal circumstances, at      Asset Management, L.P.
Equity Fund -                   least 90% of its total assets (not including
Institutional Shares            securities lending collateral and any investment of
                                that collateral) measured at time of purchase
                                ("Total Assets") in a diversified portfolio of
                                equity investments in U.S. issuers, including
                                foreign companies that are traded in the United
                                States. However, it is currently anticipated that,
                                under normal circumstances, the Fund will invest at
                                least 95% of its net assets plus any borrowings for
                                investment purposes (measured at the time of
                                purchase) in such equity investments. The Fund's
                                investments are selected using both a variety of
                                quantitative techniques and fundamental research in
                                seeking to maximize the Fund's expected return,
                                while maintaining risk, style, capitalization and
                                industry characteristics similar to the S&P 500
                                Index. The Fund seeks a broad representation in
                                most major sectors of the U.S. economy and a
                                portfolio consisting of companies with average
                                long-term earnings growth expectations and dividend
                                yields. The Fund is not required to limit its
                                investments to securities in the S&P 500 Index. The
                                Fund's investments in fixed-income securities are
                                limited to securities that are considered cash
                                equivalents.

----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series              Long-term growth of capital. Invests, under normal    Janus Capital
Global Technology               circumstances, at least 80% of its net assets plus
Portfolio: Service Shares       the amount of any borrowings for investment
                                purposes in securities of companies that the
                                portfolio managers believe will benefit
                                significantly from advances or improvements in
                                technology. It implements this policy by investing
                                primarily in equity securities of U.S. and foreign
                                companies selected for their growth potential.

----------------------------------------------------------------------------------------------------------------------------



18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series              Long-term growth of capital. Invests, under normal    Janus Capital
International Growth            circumstances, at least 80% of its net assets plus
Portfolio: Service Shares       the amount of any borrowing for investment
                                purposes in securities of issuers from countries
                                outside of the United States. Although the
                                Portfolio intends to invest substantially all of
                                its assets in issuers located outside the United
                                States, it may at times invest in U.S. issuers and
                                under unusual circumstances, it may invest all of
                                its assets in a single country.

----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Large        Long-term growth of capital in a manner consistent    Janus Capital
Cap Growth Portfolio:           with the preservation of capital. Invests under
Service Shares                  normal circumstances at least 80% of its net
                                assets in common stocks of large-sized companies.
                                Large-sized companies are those whose market
                                capitalization falls within the range of companies
                                in the Russell 1000(R) Index at the time of
                                purchase.

----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series              Long-term growth of capital. Invests, under normal    Janus Capital
Mid Cap Growth                  circumstances, at least 80% of its net assets plus
Portfolio:                      the amount of any borrowings for investment
Service Shares                  purposes in equity securities of mid-sized
                                companies whose market capitalization falls, at
                                the time of initial purchase, in the 12-month
                                average of the capitalization ranges of the
                                Russell Midcap Growth Index.

----------------------------------------------------------------------------------------------------------------------------
Lazard Retirement               Long-term capital appreciation. Invests primarily     Lazard Asset
International Equity            in equity securities, principally common stocks,      Management, LLC
Portfolio -                     of relatively large non-U.S. companies with market
Service Shares                  capitalizations in the range of the Morgan Stanley
                                Capital International (MSCI) Europe, Australia and
                                Far East (EAFE(R)) Index that the Investment
                                Manager believes are undervalued based on their
                                earnings, cash flow or asset values.

----------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors                Capital appreciation. Normally invests at least       MFS Investment Management(R)
Growth Stock Series -           80% of the fund's net assets in equity securities
Service Class                   of companies MFS believes to have above average
                                earnings growth potential compared to other
                                companies (growth companies).

----------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery            Capital appreciation. Invests in stocks of            MFS Investment Management(R)
Series - Service Class          companies MFS believes to have above average
                                earnings growth potential compared to other
                                companies (growth companies).

----------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -       Total return. Normally invests at least 80% of the    MFS Investment Management(R)
Service Class                   fund's net assets in securities of issuers in the
                                utilities industry.

----------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  19

----------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman                Long-term growth of capital. The Fund invests         Neuberger Berman Management Inc.
Advisers Management             mainly in foreign companies of any size, including
Trust International             companies in developed and emerging industrialized
Portfolio (Class S)             markets. The Fund defines a foreign company as one
                                that is organized outside of the United States and
                                conducts the majority of its business abroad. The
                                Fund seeks to reduce risk by diversifying among
                                many industries. Although it has the flexibility
                                to invest a significant portion of its assets in
                                one country or region, it generally intends to
                                remain well-diversified across countries and
                                geographical regions.

----------------------------------------------------------------------------------------------------------------------------
Oppenheimer                     Long-term capital appreciation. Invests mainly in     OppenheimerFunds, Inc.
Global Securities               common stocks of U.S. and foreign issuers that are
Fund/VA,                        "growth-type" companies, cyclical industries and
Service Shares                  special situations that are considered to have
                                appreciation possibilities.

----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street         Capital appreciation. Invests mainly in common        OppenheimerFunds, Inc.
Small Cap Fund/VA,              stocks of small-capitalization U.S. companies that
Service Shares                  the fund's investment manager believes have
                                favorable business trends or prospects.

----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic           High level of current income principally derived      OppenheimerFunds, Inc.
Bond Fund/VA,                   from interest on debt securities. Invests mainly in
Service Shares                  three market sectors: debt securities of foreign
                                governments and companies, U.S. government
                                securities and lower-rated high yield securities of
                                U.S. and foreign companies.

----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset             Maximum real return consistent with preservation      Pacific Investment Management
Portfolio, Advisor Share        of real capital and prudent investment management     Company LLC
Class                           period. The Portfolio seeks to achieve its
                                investment objective by investing under normal
                                circumstances substantially all of its assets in
                                Institutional Class shares of the PIMCO Funds, an
                                affiliated open-end investment company, except the
                                All Asset and All Asset All Authority Funds
                                ("Underlying Funds"). Though it is anticipated
                                that the Portfolio will not currently invest in
                                the European StockPLUS(R) TR Strategy, Far East
                                (ex-Japan) StocksPLUS(R) TR Strategy, Japanese
                                StocksPLUS(R) TR Strategy, StocksPLUS(R)
                                Municipal-Backed and StocksPLUS(R) TR Short
                                Strategy Funds, the Portfolio may invest in these
                                Funds in the future, without shareholder approval,
                                at the discretion of the Portfolio's asset
                                allocation sub-adviser.

----------------------------------------------------------------------------------------------------------------------------
Putnam VT International         Long-term capital appreciation. The fund pursues      Putnam Investment Management, LLC
New Opportunities Fund -        its goal by investing mainly in common stocks of
Class IB Shares                 companies outside the United States with a focus
                                on growth stocks.

----------------------------------------------------------------------------------------------------------------------------



20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -          Capital appreciation. The fund pursues its goal by    Putnam Investment Management,
Class IB Shares                 investing mainly in common stocks of U.S.             LLC
                                companies, with a focus on growth stocks.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable            Maximum total investment return through a             RiverSource Investments, LLC
Portfolio - Balanced Fund       combination of capital growth and current income.
                                Invests primarily in a combination of common and
                                preferred stocks, bonds and other debt securities.
                                Under normal market conditions, at least 50% of
                                the Fund's total assets are invested in common
                                stocks and no less than 25% of the Fund's total
                                assets are invested in debt securities. The Fund
                                may invest up to 25% of its total assets in
                                foreign investments.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable            Maximum current income consistent with liquidity      RiverSource Investments, LLC
Portfolio - Cash                and stability of principal. Invests primarily in
Management Fund                 money market instruments, such as marketable debt
                                obligations issued by corporations or the U.S.
                                government or its agencies, bank certificates of
                                deposit, bankers' acceptances, letters of credit,
                                and commercial paper, including asset-backed
                                commercial paper.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable            High total return through current income and          RiverSource Investments, LLC
Portfolio - Core Bond           capital appreciation. Under normal market
Fund                            conditions, the Fund invests at least 80% of its
                                net assets in bonds and other debt securities.
                                Although the Fund is not an index fund, it invests
                                primarily in securities like those included in the
                                Lehman Brothers Aggregate Bond Index ("the
                                Index"), which are investment grade and
                                denominated in U.S. dollars. The Index includes
                                securities issued by the U.S. government,
                                corporate bonds and mortgage- and asset-backed
                                securities. The Fund will not invest in securities
                                rated below investment grade, although it may hold
                                securities that have been downgraded.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable            High level of current income while attempting to      RiverSource Investments, LLC
Portfolio - Diversified         conserve the value of the investment for the
Bond Fund                       longest period of time. Under normal market
                                conditions, the Fund invests at least 80% of its
                                net assets in bonds and other debt securities. At
                                least 50% of the Fund's net assets will be
                                invested in securities like those included in the
                                Lehman Brothers Aggregate Bond Index (Index),
                                which are investment grade and denominated in U.S.
                                dollars. The Index includes securities issued by
                                the U.S. government, corporate bonds and mortgage-
                                and asset-backed securities. Although the Fund
                                emphasizes high- and medium-quality debt
                                securities, it will assume some credit risk to
                                achieve higher yield and/or capital appreciation
                                by buying lower-quality (junk) bonds.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable            High level of current income and, as a secondary      RiverSource Investments, LLC
Portfolio - Diversified         goal, steady growth of capital. Under normal
Equity Income Fund              market conditions, the Fund invests at least 80%
                                of its net assets in dividend- paying common and
                                preferred stocks. The Fund may invest up to 25% of
                                its total assets in foreign investments.

----------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  21

----------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
RiverSource                     Long-term capital growth. The Fund's assets are       RiverSource Investments, LLC,
Variable Portfolio -            primarily invested in equity securities of emerging   adviser; Threadneedle International
Emerging Markets Fund           market companies. Under normal market conditions,     Limited, an indirect wholly-owned
                                at least 80% of the Fund's net assets will be         subsidiary of Ameriprise Financial,
                                invested in securities of companies that are          subadviser.
                                located in emerging market countries, or that earn
                                50% or more of their total revenues from goods and
                                services produced in emerging market countries or
                                from sales made in emerging market countries.

----------------------------------------------------------------------------------------------------------------------------
RiverSource                     Long-term capital growth. The Fund's assets are       RiverSource Investments, LLC,
Variable Portfolio -            primarily invested in equity securities of U.S.       adviser; Davis Selected
Fundamental Value Fund          companies. Under normal market conditions, the        Advisers, L.P., subadviser.
                                Fund's net assets will be invested primarily in
                                companies with market capitalizations of at least
                                $5 billion at the time of the Fund's investment.

----------------------------------------------------------------------------------------------------------------------------
RiverSource                     High total return through income and growth of        RiverSource Investments, LLC
Variable Portfolio -            capital. Non-diversified mutual fund that invests
Global Bond Fund                primarily in debt obligations of U.S. and foreign
                                issuers. Under normal market conditions, the Fund
                                invests at least 80% of its net assets in
                                investment-grade corporate or government debt
                                obligations including money market instruments of
                                issuers located in at least three different
                                countries.

----------------------------------------------------------------------------------------------------------------------------
RiverSource                     Total return that exceeds the rate of inflation       RiverSource Investments, LLC
Variable Portfolio -            over the long-term. Non-diversified mutual fund
Global Inflation                that, under normal market conditions, invests at
Protected Securities Fund       least 80% of its net assets in inflation-protected
                                debt securities. These securities include
                                inflation-indexed bonds of varying maturities
                                issued by U.S. and foreign governments, their
                                agencies or instrumentalities, and corporations.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable            Long-term capital growth. Invests primarily in        RiverSource Investments, LLC
Portfolio - Growth Fund         common stocks and securities convertible into
                                common stocks that appear to offer growth
                                opportunities. These growth opportunities could
                                result from new management, market developments or
                                technological superiority. The Fund may invest up
                                to 25% of its total assets in foreign investments.

----------------------------------------------------------------------------------------------------------------------------
RiverSource                     High current income, with capital growth as a         RiverSource Investments, LLC
Variable Portfolio -            secondary objective. Under normal market
High Yield Bond Fund            conditions, the Fund invests at least 80% of its
                                net assets in high-yielding, high-risk corporate
                                bonds (junk bonds) issued by U.S. and foreign
                                companies and governments.

----------------------------------------------------------------------------------------------------------------------------



22  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
RiverSource                     High total return through current income and          RiverSource Investments, LLC
Variable Portfolio -            capital appreciation. Under normal market
Income Opportunities            conditions, invests primarily in income-producing
Fund                            debt securities with an emphasis on the higher
                                rated segment of the high-yield (junk bond) market.
                                The Fund will purchase only securities rated B or
                                above, or unrated securities believed to be of the
                                same quality. If a security falls below a B rating,
                                the Fund may continue to hold the security.

----------------------------------------------------------------------------------------------------------------------------
RiverSource                     Capital appreciation. Invests primarily in equity     RiverSource Investments, LLC,
Variable Portfolio -            securities of foreign issuers that are believed to    adviser; Threadneedle International
International Opportunity       offer strong growth potential. The Fund may invest    Limited, an indirect wholly-owned
Fund                            in developed and in emerging markets.                 subsidiary of Ameriprise Financial,
                                                                                      subadviser.

----------------------------------------------------------------------------------------------------------------------------
RiverSource                     Capital appreciation. Under normal market             RiverSource Investments, LLC
Variable Portfolio -            conditions, the Fund invests at least 80% of its
Large Cap Equity Fund           net assets in equity securities of companies with
                                market capitalization greater than $5 billion at
                                the time of purchase.

----------------------------------------------------------------------------------------------------------------------------
RiverSource                     Long-term growth of capital. Under normal market      RiverSource Investments, LLC
Variable Portfolio -            conditions, the Fund invests at least 80% of its
Large Cap Value Fund            net assets in equity securities of companies with a
                                market capitalization greater than $5 billion. The
                                Fund may also invest in income-producing equity
                                securities and preferred stocks.

----------------------------------------------------------------------------------------------------------------------------
RiverSource                     Growth of capital. Under normal market conditions,    RiverSource Investments, LLC
Variable Portfolio -            the Fund invests at least 80% of its net assets at
Mid Cap Growth Fund             the time of purchase in equity securities of mid
                                capitalization companies. The investment manager
                                defines mid-cap companies as those whose market
                                capitalization (number of shares outstanding
                                multiplied by the share price) falls within the
                                range of the Russell Midcap(R) Growth Index.

----------------------------------------------------------------------------------------------------------------------------
RiverSource                     Long-term growth of capital. Under normal             RiverSource Investments, LLC
Variable Portfolio -            circumstances, the Fund invests at least 80% of its
Mid Cap Value Fund              net assets (including the amount of any borrowings
                                for investment purposes) in equity securities of
                                medium-sized companies. Medium-sized companies are
                                those whose market capitalizations at the time of
                                purchase fall within the range of the Russell
                                Midcap(R) Value Index.

----------------------------------------------------------------------------------------------------------------------------
RiverSource                     Long-term capital appreciation. The Fund seeks to     RiverSource Investments, LLC
Variable Portfolio -            provide investment results that correspond to the
S&P 500 Index Fund              total return (the combination of appreciation and
                                income) of large-capitalization stocks of U.S.
                                companies. The Fund invests in common stocks
                                included in the Standard & Poor's 500 Composite
                                Stock Price Index (S&P 500). The S&P 500 is made up
                                primarily of large-capitalization companies that
                                represent a broad spectrum of the U.S. economy.

----------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  23

----------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
RiverSource                     Long-term growth of capital. Invests primarily in     RiverSource Investments, LLC,
Variable Portfolio -            equity securities of mid cap companies as well as     adviser; Systematic Financial
Select Value Fund               companies with larger and smaller market              Management, L.P. and WEDGE
                                capitalizations. The Fund considers mid-cap           Capital Management L.L.P.,
                                companies to be either those with a market            subadvisers
                                capitalization of up to $10 billion or those whose
                                market capitalization falls within range of the
                                Russell 3000(R) Value Index.

----------------------------------------------------------------------------------------------------------------------------
RiverSource                     High level of current income and safety of            RiverSource Investments, LLC
Variable Portfolio -            principal consistent with investment in U.S.
Short Duration U.S.             government and government agency securities. Under
Government Fund                 normal market conditions, at least 80% of the
                                Fund's net assets are invested in securities issued
                                or guaranteed as to principal and interest by the
                                U.S. government, its agencies or instrumentalities.

----------------------------------------------------------------------------------------------------------------------------
RiverSource                     Long-term capital growth. Under normal market         RiverSource Investments, LLC,
Variable Portfolio -            conditions, at least 80% of the Fund's net assets     adviser; Kenwood Capital
Small Cap Advantage             are invested in equity securities of companies with   Management LLC, subadviser
Fund                            market capitalization of up to $2 billion or that
                                fall within the range of the Russell 2000(R) Index
                                at the time of investment.

----------------------------------------------------------------------------------------------------------------------------
RiverSource                     Long-term capital appreciation. Under normal market   RiverSource Investments, LLC,
Variable Portfolio -            conditions, at least 80% of the Fund's net assets     adviser; River Road Asset
Small Cap Value Fund            will be invested in small cap companies with market   Management, LLC,
                                capitalization, at the time of investment, of up to   Donald Smith & Co., Inc.,
                                $2.5 billion or that fall within the range of the     Franklin Portfolio Associates LLC
                                Russell 2000(R) Value Index.                          and Barrow, Hanley, Mewhinney &
                                                                                      Strauss, Inc., subadvisers.

----------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap                 Long-term growth of capital. Invests primarily in a   Royce & Associates, LLC
Portfolio -                     broadly diversified portfolio of equity securities
Investment Class                issued by micro-cap companies (companies with stock
                                market capitalizations below $500 million).

----------------------------------------------------------------------------------------------------------------------------
Third Avenue                    Long-term capital appreciation. Invests primarily     Third Avenue Management LLC
Value Portfolio                 in common stocks of well-financed companies,
                                meaning companies without significant liabilities
                                in comparison to their liquid resources at a
                                discount to what the Adviser believes is their
                                intrinsic value.

----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 Capital growth and income through investments in      Van Kampen Asset Management
Investment Trust                equity securities, including common stocks,
Comstock Portfolio,             preferred stocks and securities convertible into
Class II Shares                 common and preferred stocks. The Portfolio
                                emphasizes value style of investing seeking
                                well-established, undervalued companies believed by
                                the Portfolio's investment adviser to posses the
                                potential for capital growth and income.

----------------------------------------------------------------------------------------------------------------------------



24  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVE AND POLICIES                     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global           Current income and capital appreciation. Invests      Morgan Stanley Investment
Real Estate Portfolio,          primarily in equity securities of companies in the    Management Inc., doing business as
Class II Shares                 real estate industry located throughout the world,    Van Kampen, adviser; Morgan
                                including real estate operating companies, real       Stanley Investment Management
                                estate investment trusts and foreign real estate      Limited and Morgan Stanley
                                companies.                                            Investment Management Company,
                                                                                      sub-advisers

----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF                  Long-term capital growth. Invests primarily in        Morgan Stanley Investment
Mid Cap Growth                  growth-oriented equity securities of U.S. mid cap     Management Inc., doing business as
Portfolio, Class II Shares      companies and foreign companies, including emerging   Van Kampen.
                                market securities.

----------------------------------------------------------------------------------------------------------------------------
Wanger International            Long-term growth of capital. Invests primarily in     Columbia Wanger Asset
Small Cap                       stocks of companies based outside the U.S. with       Management, L.P.
                                market capitalizations of less than $5 billion at
                                time of initial purchase.

----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller             Long-term growth of capital. Invests primarily in     Columbia Wanger Asset
Companies                       stocks of small- and medium-size U.S. companies       Management, L.P.
                                with market capitalizations of less than $5 billion
                                at time of initial purchase.

----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage           Long-term total return, consisting of capital         Wells Fargo Funds Management,
VT Asset Allocation Fund        appreciation and current income. We seek to achieve   LLC, adviser; Wells Capital
                                the Portfolio's investment objective by allocating    Management Incorporated,
                                60% of its assets to equity securities and 40% of     subadviser.
                                its assets to fixed income securities.

----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage           Long-term capital appreciation. Invests in equity     Wells Fargo Funds Management,
VT International Core           securities of non-U.S. companies that we believe      LLC, adviser; Wells Capital
Fund                            have strong growth potential and offer good value     Management Incorporated,
                                relative to similar investments. We invest            subadviser.
                                primarily in developed countries, but may invest in
                                emerging markets.

----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage           Long-term capital appreciation. Invests principally   Wells Fargo Funds Management,
VT Small Cap Growth             in equity securities of small-capitalization          LLC, adviser; Wells Capital
Fund                            companies that we believe have above-average growth   Management Incorporated,
                                potential. We define small-capitalization companies   subadviser.
                                as those with market capitalizations at the time of
                                purchase of less than $2 billion.

----------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  25

THE FIXED ACCOUNT


You also may allocate purchase payments and transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate for your fixed account is guaranteed for 12 months from the contract issue date. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and the RiverSource Life's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract - Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments. We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following: (1) a partial surrender from the fixed account; or (2) a lump sum from the fixed account to the subaccounts,

We applied your initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them.

If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities or you selected a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

o     no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs and TSAs, and in that case, may delay the annuity payouts start date for this contract.


26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

      If paying by installments under a scheduled payment plan:
            $23.08 biweekly, or
            $50 per month
      If paying by any other method:
            $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)

    FOR EMPLOYEES/ADVISORS:
            $100,000 for ages through 85
            $50,000 for ages 86 to 90

    FOR OTHER INDIVIDUALS:
            $100,000


(2) These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.    a partial surrender from the fixed account; or

2.    a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:


RIVERSOURCE LIFE INSURANCE COMPANY


70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

FOR EMPLOYEES/ADVISORS ONLY

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o     a bank authorization.


LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  27

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it (1). If selected, we deduct an annual fee of 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


28  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

EEB RIDER FEE

We charge a fee for the optional feature only if you select it (1). If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select either the MAV or EEB riders. Or you may select the MAV and the EEB. Riders may not be available in all states. The MAV and EEB are only available if you and the annuitant are 75 or younger at the rider effective date.

SURRENDER CHARGE

There is no charge if you surrender all or part of your contract.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.


RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  29

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o     plus interest credited;

o     minus the sum of amounts surrendered and amounts transferred out;

o     minus any prorated portion of the contract administrative charge;

o     minus any prorated portion of the MAV rider fee (if selected); and

o     minus any prorated portion of the EEB rider fee (if selected).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o     additional purchase payments you allocate to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders; and/or

a deduction of:

o     a prorated portion of the contract administrative charge;

o     a prorated portion of the MAV rider fee (if selected); and/or

o     a prorated portion of the EEB rider fee (if selected).

Accumulation unit values will fluctuate due to:

o     changes in fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and

o     mortality and expense risk fees.


30  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                        NUMBER
By investing an equal number                  AMOUNT    ACCUMULATION   OF UNITS
of dollars each month ...            MONTH   INVESTED    UNIT VALUE    PURCHASED
                                      Jan      $ 100       $ 20          5.00
you automatically buy                 Feb        100         18          5.56
more units when the                   Mar        100         17          5.88
per unit market price is low ...----> Apr        100         15          6.67
                                      May        100         16          6.25
                                      Jun        100         18          5.56
and fewer units                       Jul        100         17          5.88
when the per unit                     Aug        100         19          5.26
market price is high.           ----> Sept       100         21          4.76
                                      Oct        100         20          5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  31

TRANSFERRING AMONG ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:



32  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S.
      mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.


IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  33

HOW TO REQUEST A TRANSFER OR SURRENDER


1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:


RIVERSOURCE LIFE INSURANCE COMPANY


70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance

*     Failure to provide your Social Security Number or Taxpayer
      Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed account)


3 BY TELEPHONE


Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


34  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

o     payable to you;

o     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

o     request that payment be wired to your bank;

o     bank account must be in the same ownership as your contract; and

o     pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      -- the surrender amount includes a purchase payment check that has not cleared;

      -- the NYSE is closed, except for normal holiday and weekend closings;

      --    trading on the NYSE is restricted, according to SEC rules;

      -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      -- the SEC permits us to delay payment for the protection of security holders.


RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  35

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      --    you are at least age 59 1/2;

      --    you are disabled as defined in the Code;

      -- you severed employment with the employer who purchased the contract; or

      --    the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV or EEB. The terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


36  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o     contract value;

o     purchase payments minus adjusted partial surrenders; or

o the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o     contract value; or

o     purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS

                                    PS X DB
                                    -------
                                      CV

      PS = the partial surrender including any applicable surrender charge.

      DB = is the death benefit on the date of (but prior to) the partial surrender.

      CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:


o     You purchase the contract with a payment of $20,000.

o     On the sixth contract anniversary the contract value grows to $30,000.

o During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

        We calculate the death benefit as follows:


            The contract value on the most recent sixth contract anniversary:   $30,000.00
            plus purchase payments made since that anniversary:                      +0.00
            minus adjusted partial surrenders taken since that anniversary calculated as:
            $1,500 x $30,000
            ----------------
                 $28,000                                                         -1,607.14
                                                                                ----------
            for a death benefit of:                                             $28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected any optional contract features and riders your spouse and the next annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.


RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  37

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

      If you elected any optional contract features and riders your spouse and the next annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
      70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

      o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

      o payouts begin no later than one year following the year of your death; and

      o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit directly deposited into a checking account.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract. We will determine the rider effective date for the MAV added after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date, we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o     contract value; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.


38  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

TERMINATING THE MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE


o     You add the MAV when your contract value is $20,000.

o On the first contract anniversary after the rider effective date the contract value grows to $24,000.

o During the second contract anniversary the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:


The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

            Greatest of your contract anniversary contract values:                 $24,000
            plus purchase payments made since that anniversary:                         +0
            minus adjusted partial surrenders, calculated as:
            $1,500 x $24,000 =
            ----------------
               $22,000                                                              -1,636
                                                                                ----------
            for a death benefit of:                                                $22,364

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to keep the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary after the rider effective date. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract. We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.

The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit amount (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit amount, if applicable,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

o 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.


RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  39

EARNINGS AT DEATH FOR THE EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:

o the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

o     MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

o     MINUS the greater of:

      o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

      o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date.

o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

o     the greater of:

      o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

      o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

o You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE EEB


o You purchased the contract with a purchase payment of $100,000 and both you and the annuitant are under age 70. You selected the MAV and the EEB.

o During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date so the EEB does not provide any additional benefit at this time.

o On the first contract anniversary the contract value grows to $110,000. The death benefit equals:


      MAV death benefit amount (contract value):                                  $110,000
      plus the EEB which equals 40% of earnings
            at death (MAV death benefit amount minus payments not
            previously surrendered):
            0.40 x ($110,000 - $100,000) =                                          +4,000
                                                                                ----------
      Total death benefit of:                                                     $114,000


o     On the second contract anniversary the contract value falls to $105,000.
      The death benefit equals:


      MAV death benefit amount (maximum anniversary value):                       $110,000
      plus the EEB (40% of earnings at death):
      0.40 x ($110,000 - $100,000) =                                                +4,000
                                                                                ----------
   Total death benefit of:                                                        $114,000


40  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

o During the third contract year the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:


      MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
            $110,000 - ($50,000 x $110,000) =                                      $57,619
                       --------------------
                            $105,000

      plus the EEB (40% of earnings at death):
            0.40 x ($57,619 - $55,000) =                                            +1,048
                                                                                ----------
      Total death benefit of:                                                      $58,667


o On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

o On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:


      MAV death benefit amount (contract value):                                  $200,000
      plus the EEB (40% of earnings at death)
            0.40 x 2.50 x ($55,000) =                                              +55,000
                                                                                ----------
      Total death benefit of:                                                     $255,000


o During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:


      MAV death benefit amount (contract value):                                  $250,000
      plus the EEB (40% of earnings at death)
            0.40 x 2.50 x ($55,000) =                                              +55,000
                                                                                ----------
      Total death benefit of:                                                     $305,000


o During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit equals:


      MAV death benefit amount (contract value):                                  $250,000
      plus the EEB which equals 40% of earnings
            at death (the standard death benefit amount minus payments not previously surrendered):
            0.40 x ($250,000 - $105,000) =                                         +58,000
                                                                                ----------
      Total death benefit of:                                                     $308,000

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract then he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death " payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the rider charges described in "Charges - EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) . These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."


RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  41

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o     the annuity payout plan you select;

o     the annuitant's age and, in most cases, sex;

o     the annuity table in the contract; and

o     the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

o PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


42  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

o PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  43

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

SURRENDERS: If you surrender part or all of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death, or in the event of nonnatural ownership, the death of annuitant;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o     if it is allocable to an investment before Aug. 14, 1982; or


o if annuity payouts are made under immediate annuities as defined by the Code.



44  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAs, ROTH IRAs, SEPS AND SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  45

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o     the payout is an RMD as defined under the Code;

o     the payout is made on account of an eligible hardship; or

o     the payout is a corrective distribution.


In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

o     to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV OR
EEB): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


46  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o     the reserve held in each subaccount for your contract; divided by

o     the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o     add new subaccounts;

o     combine any two or more subaccounts;

o     transfer assets to and from the subaccounts or the variable account; and

o     eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  47

ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 1.15% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - the funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



48  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

APPENDIX: CONDENSED FINANCIAL INFORMATION


(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                   2006     2005     2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (9/15/1999)
Accumulation unit value at beginning of period                     $  0.99  $  0.91  $  0.86  $ 0.67  $ 0.89  $ 1.17  $ 1.31  $ 1.00
Accumulation unit value at end of period                           $  1.05  $  0.99  $  0.91  $ 0.86  $ 0.67  $ 0.89  $ 1.17  $ 1.31
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        380      910      866     867   1,024   1,358   1,343     185
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/15/1999)
Accumulation unit value at beginning of period                     $  1.66  $  1.52  $  1.32  $ 0.98  $ 1.26  $ 1.38  $ 1.27  $1.00
Accumulation unit value at end of period                           $  1.92  $  1.66  $  1.52  $ 1.32  $ 0.98  $ 1.26  $ 1.38  $1.27
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        212      283      298     274     302     394     318       4
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                     $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                           $  1.03       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      1,114       --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                     $  1.06  $  1.00       --      --      --      --      --      --
Accumulation unit value at end of period                           $  1.14  $  1.06       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        653      144       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                     $  1.13  $  1.09  $  0.98  $ 0.75  $ 0.97  $ 1.00      --      --
Accumulation unit value at end of period                           $  1.31  $  1.13  $  1.09  $ 0.98  $ 0.75  $ 0.97      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      1,374    1,186      726     969     310     136      --      --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                     $  1.90  $  1.64  $  1.32  $ 0.92  $ 0.98  $ 1.00      --      --
Accumulation unit value at end of period                           $  2.55  $  1.90  $  1.64  $ 1.32  $ 0.92  $ 0.98      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      3,592    2,607      984     472     606     210      --      --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (9/15/1999)
Accumulation unit value at beginning of period                     $  1.06  $  0.94  $  0.82  $ 0.66  $ 0.84  $ 1.19  $ 1.44  $ 1.00
Accumulation unit value at end of period                           $  1.32  $  1.06  $  0.94  $ 0.82  $ 0.66  $ 0.84  $ 1.19  $ 1.44
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        352      594      675     517     634     781     532       9
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                     $  1.04  $  1.00       --      --      --      --      --      --
Accumulation unit value at end of period                           $  1.00  $  1.04       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      2,939      618       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (9/15/1999)
Accumulation unit value at beginning of period                     $  1.61  $  1.54  $  1.35  $ 1.06  $ 1.21  $ 1.08  $ 0.92  $ 1.00
Accumulation unit value at end of period                           $  1.89  $  1.61  $  1.54  $ 1.35  $ 1.06  $ 1.21  $ 1.08  $ 0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        747    1,037    1,067     904     766     506     435      59
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                     $  1.05  $  1.00  $  0.93  $ 0.78  $ 0.89  $ 0.96  $ 1.00      --
Accumulation unit value at end of period                           $  1.13  $  1.05  $  1.00  $ 0.93  $ 0.78  $ 0.89  $ 0.96      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         18        5       54       8       8       6       5      --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                     $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                           $  1.02       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      2,834       --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                     $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                           $  1.07       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      2,194       --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  49

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006     2005     2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                     $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                           $  0.97       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      1,600       --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (9/21/1999)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                     $  1.29  $  1.21  $  1.08  $ 0.75  $ 1.07  $ 1.29  $ 1.32  $ 1.00
Accumulation unit value at end of period                           $  1.30  $  1.29  $  1.21  $ 1.08  $ 0.75  $ 1.07  $ 1.29  $ 1.32
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         86      281      378     431     421     467     891      17
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                     $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                           $  1.03       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      2,567       --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                     $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                           $  1.03       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      6,582       --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at beginning of period                     $  1.04  $  0.97  $  0.92  $ 0.75  $ 0.91  $ 1.00  $ 1.05  $ 1.00
Accumulation unit value at end of period                           $  1.17  $  1.04  $  0.97  $ 0.92  $ 0.75  $ 0.91  $ 1.00  $ 1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        754    1,103    1,370   1,249   1,172   1,090     764     445
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at beginning of period                     $  2.86  $  2.43  $  1.96  $ 1.42  $ 1.59  $ 1.65  $ 1.24  $ 1.00
Accumulation unit value at end of period                           $  3.20  $  2.86  $  2.43  $ 1.96  $ 1.42  $ 1.59  $ 1.65  $ 1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        664      915    1,023     984     862     781     616     102
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/15/1999)
Accumulation unit value at beginning of period                     $  1.16  $  0.98  $  0.87  $ 0.61  $ 0.77  $ 0.99  $ 1.23  $ 1.00
Accumulation unit value at end of period                           $  1.37  $  1.16  $  0.98  $ 0.87  $ 0.61  $ 0.77  $ 0.99  $ 1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        298      605      429     144      82     114     116      25
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/15/1999)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                     $  2.73  $  2.42  $  1.85  $ 1.37  $ 1.35  $ 1.26  $ 0.96  $ 1.00
Accumulation unit value at end of period                           $  3.27  $  2.73  $  2.42  $ 1.85  $ 1.37  $ 1.35  $ 1.26  $ 0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        836      667      487     349     205     211     148       4
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning of period                     $  2.14  $  1.98  $  1.61  $ 1.22  $ 1.35  $ 1.20  $ 0.96  $ 1.00
Accumulation unit value at end of period                           $  2.49  $  2.14  $  1.98  $ 1.61  $ 1.22  $ 1.35  $ 1.20  $ 0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        738      593      414     242     282     150       9       2
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                     $  1.43  $  1.30  $  1.11  $ 0.84  $ 1.00      --      --      --
Accumulation unit value at end of period                           $  1.73  $  1.43  $  1.30  $ 1.11  $ 0.84      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        283      357      348     232     182      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of period                     $  2.34  $  2.09  $  1.67  $ 1.31  $ 1.38  $ 1.24  $ 0.95  $ 1.00
Accumulation unit value at end of period                           $  2.71  $  2.34  $  2.09  $ 1.67  $ 1.31  $ 1.38  $ 1.24  $ 0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      2,339    1,930      834     639     450     200      15       8
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of period                     $  1.79  $  1.69  $  1.46  $ 1.01  $ 1.19  $ 1.15  $ 1.13  $ 1.00
Accumulation unit value at end of period                           $  2.00  $  1.79  $  1.69  $ 1.46  $ 1.01  $ 1.19  $ 1.15  $ 1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        114      119      150     104      87      97     100      41
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of period                     $  1.05  $  0.99  $  0.87  $ 0.67  $ 0.87  $ 0.99  $ 1.10  $ 1.00
Accumulation unit value at end of period                           $  1.18  $  1.05  $  0.99  $ 0.87  $ 0.67  $ 0.87  $ 0.99  $ 1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                      2,499    3,019    1,522     735     694     943     577     170
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period                     $  0.41  $  0.37  $  0.37  $ 0.25  $ 0.43  $ 0.68  $ 1.00      --
Accumulation unit value at end of period                           $  0.43  $  0.41  $  0.37  $ 0.37  $ 0.25  $ 0.43  $ 0.68      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        180      200      333     426     343     202     310      --
------------------------------------------------------------------------------------------------------------------------------------



50  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006     2005     2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period                     $  0.93  $  0.71  $  0.60  $ 0.45  $ 0.61  $ 0.80  $ 1.00      --
Accumulation unit value at end of period                           $  1.36  $  0.93  $  0.71  $ 0.60  $ 0.45  $ 0.61  $ 0.80      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                         231      250      132     295     875     606     556      --
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period                     $  0.54  $  0.49  $  0.41  $ 0.30  $ 0.42  $ 0.70  $ 1.00      --
Accumulation unit value at end of period                           $  0.61  $  0.54  $  0.49  $ 0.41  $ 0.30  $ 0.42  $ 0.70      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                         125      125      144     215     246     280     343      --
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (9/15/1999)
Accumulation unit value at beginning of period                     $  1.04  $  0.94  $  0.83  $ 0.65  $ 0.73  $ 0.96  $ 1.07  $ 1.00
Accumulation unit value at end of period                           $  1.27  $  1.04  $  0.94  $ 0.83  $ 0.65  $ 0.73  $ 0.96  $ 1.07
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       1,291    1,238    1,236   2,397     636     253      57       8
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                     $  0.67  $  0.64  $  0.59  $ 0.49  $ 0.68  $ 0.91  $ 1.00      --
Accumulation unit value at end of period                           $  0.71  $  0.67  $  0.64  $ 0.59  $ 0.49  $ 0.68  $ 0.91      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                         481      640      522     874     785     913     533      --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                     $  0.90  $  0.86  $  0.81  $ 0.61  $ 0.90  $ 0.96  $ 1.00      --
Accumulation unit value at end of period                           $  1.01  $  0.90  $  0.86  $ 0.81  $ 0.61  $ 0.90  $ 0.96      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                         243      558      576     622     485     548     352      --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                     $  1.38  $  1.19  $  0.92  $ 0.68  $ 0.89  $ 1.00      --      --
Accumulation unit value at end of period                           $  1.80  $  1.38  $  1.19  $ 0.92  $ 0.68  $ 0.89      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        1,065      588      211     139     139     138      --      --
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                     $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                           $  1.05       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       1,957       --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                     $  1.31  $  1.16  $  1.00      --      --      --      --      --
Accumulation unit value at end of period                           $  1.53  $  1.31  $  1.16      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        1,309      756      158      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                     $  1.26  $  1.16  $  1.00      --      --      --      --      --
Accumulation unit value at end of period                           $  1.44  $  1.26  $  1.16      --      --      --      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                         773      643      432      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                     $  1.09  $  1.07  $  1.00      --      --      --      --      --
Accumulation unit value at end of period                           $  1.16  $  1.09  $  1.07      --      --      --      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       6,331    3,173      403      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                     $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                           $  1.04       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       4,105       --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period                     $  0.99  $  0.84  $  0.75  $ 0.56  $ 0.66  $ 0.92  $1.52   $ 1.00
Accumulation unit value at end of period                           $  1.24  $  0.99  $  0.84  $ 0.75  $ 0.56  $ 0.66  $0.92   $ 1.52
Number of accumulation units outstanding at end of period
 (000 omitted)                                                         131      507      592     707     914   1,347   1,802      87
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period                     $  1.03  $  0.92  $  0.78  $ 0.59  $ 0.86  $ 1.29  $ 1.36  $ 1.00
Accumulation unit value at end of period                           $  1.08  $  1.03  $  0.92  $ 0.78  $ 0.59  $ 0.86  $ 1.29  $ 1.36
Number of accumulation units outstanding at end of period
 (000 omitted)                                                         429      374      375     431     525   1,092   1,330     183
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (9/15/1999)
Accumulation unit value at beginning of period                     $  1.10  $  1.06  $  0.97  $ 0.81  $ 0.94  $ 1.06  $ 1.09  $ 1.00
Accumulation unit value at end of period                           $  1.25  $  1.10  $  1.06  $ 0.97  $ 0.81  $ 0.94  $ 1.06  $ 1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                          459      623      257     221     120     296     145      10
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  51

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006     2005     2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/15/1999)
Accumulation unit value at beginning of period                     $  1.13  $  1.11  $  1.11  $ 1.11  $ 1.10  $ 1.07  $ 1.01  $ 1.00
Accumulation unit value at end of period                           $  1.17  $  1.13  $  1.11  $ 1.11  $ 1.11  $ 1.10  $ 1.07  $ 1.01
Number of accumulation units outstanding at end of period
   (000 omitted)                                                     8,286    4,504    2,098     447   3,911   5,658   6,615   2,266

* The 7-day simple and compound yields for RiverSource(R) Variable Portfolio Cash Mannagement Fund at Dec. 31, 2006 were
3.94% and 4.01%, respectively.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (2/4/2004)
Accumulation unit value at beginning of period                     $  1.04  $  1.02  $  1.00      --      --      --      --     --
Accumulation unit value at end of period                           $  1.07  $  1.04  $  1.02      --      --      --      --     --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                         135      100       73      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/15/1999)
Accumulation unit value at beginning of period                     $  1.31  $  1.29  $  1.24  $ 1.20  $ 1.14  $ 1.06  $ 1.02  $ 1.00
Accumulation unit value at end of period                           $  1.36  $  1.31  $  1.29  $ 1.24  $ 1.20  $ 1.14  $ 1.06  $ 1.02
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       7,272    3,619    2,145   1,691     762     985     410      47
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/15/1999)
Accumulation unit value at beginning of period                     $  1.53  $  1.36  $  1.16  $ 0.82  $ 1.02  $ 1.01  $ 1.02  $ 1.00
Accumulation unit value at end of period                           $  1.83  $  1.53  $  1.36  $ 1.16  $ 0.82  $ 1.02  $ 1.01  $ 1.02
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       9,434    5,165    3,041   1,239   1,262     281     218      23
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (5/1/2000)
Accumulation unit value at beginning of period                     $  1.58  $  1.19  $  0.96  $ 0.69  $ 0.73  $ 0.75  $ 1.00      --
Accumulation unit value at end of period                           $  2.11  $  1.58  $  1.19  $ 0.96  $ 0.69  $ 0.73  $ 0.75      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       2,144    1,491      475     115     277       3       1      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                     $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                           $  1.09       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       3,666       --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/15/1999)
Accumulation unit value at beginning of period                     $  1.38  $  1.46  $  1.33  $ 1.18  $ 1.04  $ 1.03  $ 1.00  $ 1.00
Accumulation unit value at end of period                           $  1.46  $  1.38  $  1.46  $ 1.33  $ 1.18  $ 1.04  $ 1.03  $ 1.00
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       2,645    1,377      741     714     251     249       4       3
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (9/13/2004)
Accumulation unit value at beginning of period                     $  1.05  $  1.03  $  1.00      --      --      --      --      --
Accumulation unit value at end of period                           $  1.06  $  1.05  $  1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       2,959    1,455    5,004      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (9/15/1999)
Accumulation unit value at beginning of period                     $  0.67  $  0.62  $  0.57  $ 0.47  $ 0.64  $ 0.94  $ 1.17  $ 1.00
Accumulation unit value at end of period                           $  0.73  $  0.67  $  0.62  $ 0.57  $ 0.47  $ 0.64  $ 0.94  $ 1.17
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       6,049    6,193    2,153  1 ,664  1 ,064   1,285   1,762     401
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/15/1999)
Accumulation unit value at beginning of period                     $  1.26  $  1.22  $  1.10  $ 0.89  $ 0.95  $ 0.91  $ 1.01  $ 1.00
Accumulation unit value at end of period                           $  1.39  $  1.26  $  1.22  $ 1.10  $ 0.89  $ 0.95  $ 0.91  $ 1.01
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       1,925    2,397    2,886   4,230   1,480   1,549   1,186      48
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (9/13/2004)
Accumulation unit value at beginning of period                     $  1.07  $  1.04  $  1.00      --      --      --      --      --
Accumulation unit value at end of period                           $  1.15  $  1.07  $  1.04      --      --      --      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       2,358      493       --      --       --       --    --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/15/1999)
Accumulation unit value at beginning of period                     $  0.92  $  0.82  $  0.70  $ 0.55  $ 0.67  $ 0.95  $ 1.27  $ 1.00
Accumulation unit value at end of period                           $  1.14  $  0.92  $  0.82  $ 0.70  $ 0.55  $ 0.67  $ 0.95  $ 1.27
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       1,343    1,252      848     143     488      65      81     133
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (9/15/1999)
Accumulation unit value at beginning of period                     $  0.85  $  0.80  $  0.76  $ 0.59  $ 0.76  $ 0.94  $ 1.14  $ 1.00
Accumulation unit value at end of period                           $  0.97  $  0.85  $  0.80  $ 0.76  $ 0.59  $ 0.76  $ 0.94  $ 1.14
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       2,453    3,121    1,484     172     202     291     266     872
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period                     $  1.14  $  1.10  $  1.00      --      --      --      --      --
Accumulation unit value at end of period                           $  1.35  $  1.14  $  1.10      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        184       92       65      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------



52  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006     2005     2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                     $  1.26  $  1.15  $  1.06  $ 0.87  $ 1.01  $ 1.00      --      --
Accumulation unit value at end of period                           $  1.25  $  1.26  $  1.15  $ 1.06  $ 0.87  $ 1.01      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                         450      655      523     578     328      38      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                     $  1.20  $  1.00       --      --      --      --      --      --
Accumulation unit value at end of period                           $  1.37  $  1.20       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       2,575      115       --      --       --       --      --    --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/1/2000)
Accumulation unit value at beginning of period                     $  0.88  $  0.85  $  0.77  $ 0.61  $ 0.79  $ 0.90  $ 1.00      --
Accumulation unit value at end of period                           $  1.01  $  0.88  $  0.85  $ 0.77  $ 0.61  $ 0.79  $ 0.90      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       1,170    2,054    1,958   1,381     973     770     285      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period                     $  1.13  $  1.13  $  1.00      --      --      --      --      --
Accumulation unit value at end of period                           $  1.30  $  1.13  $  1.13      --      --      --      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                          77      235      182      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/15/1999)
Accumulation unit value at beginning of period                     $  1.24  $  1.23  $  1.22  $ 1.21  $ 1.15  $ 1.09  $ 1.01  $ 1.00
Accumulation unit value at end of period                           $  1.28  $  1.24  $  1.23  $ 1.22  $ 1.21  $ 1.15  $ 1.09  $ 1.01
Number of accumulation units outstanding at end of period
 (000 omitted)                                                         493      688      870   1,097   1,275     592       1      10
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/15/1999)
Accumulation unit value at beginning of period                     $  1.61  $  1.54  $  1.31  $ 0.89  $ 1.08  $ 1.16  $ 1.12  $ 1.00
Accumulation unit value at end of period                           $  1.79  $  1.61  $  1.54  $ 1.31  $ 0.89  $ 1.08  $ 1.16  $ 1.12
Number of accumulation units outstanding at end of period
 (000 omitted)                                                         333      514      779     660     393     378     286      28
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
Accumulation unit value at beginning of period                     $  1.61  $  1.53  $  1.28  $ 0.93  $ 1.07  $ 1.00      --      --
Accumulation unit value at end of period                           $  1.92  $  1.61  $  1.53  $ 1.28  $ 0.93  $ 1.07      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       2,495    2,068      860     982     627     411      --      --
------------------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS (9/15/1999)
Accumulation unit value at beginning of period                     $  2.83  $  2.55  $  2.26  $ 1.52  $ 1.75  $ 1.36  $ 1.15  $ 1.00
Accumulation unit value at end of period                           $  3.41  $  2.83  $  2.55  $ 2.26  $ 1.52  $ 1.75  $ 1.36  $ 1.15
Number of accumulation units outstanding at end of period
 (000 omitted)                                                         405      539      591     516     453     344     193      19
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (9/21/1999)
Accumulation unit value at beginning of period                     $  2.92  $  2.57  $  2.15  $ 1.52  $ 1.71  $ 1.51  $ 1.08  $ 1.00
Accumulation unit value at end of period                           $  3.37  $  2.92  $  2.57  $ 2.15  $ 1.52  $ 1.71  $ 1.51  $ 1.08
Number of accumulation units outstanding at end of period
 (000 omitted)                                                         287      371      347     311     279     314      70     120
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period                     $  1.19  $  1.15  $  1.00      --      --      --      --      --
Accumulation unit value at end of period                           $  1.38  $  1.19  $  1.15      --      --      --      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       4,892    3,642      641      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                     $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                           $  1.23       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       1,473       --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                     $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                           $  0.99       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       1,068       --       --      --       --     --      --      --
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/15/1999)
Accumulation unit value at beginning of period                     $  1.69  $  1.40  $  1.08  $ 0.73  $ 0.85  $ 1.09  $ 1.51  $ 1.00
Accumulation unit value at end of period                           $  2.31  $  1.69  $  1.40  $ 1.08  $ 0.73  $ 0.85  $ 1.09  $ 1.51
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       3,471    2,814    1,701   1,136   1,484     769     599     112
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/15/1999)
Accumulation unit value at beginning of period                     $  1.79  $  1.62  $  1.37  $ 0.96  $ 1.17  $ 1.05  $ 1.15  $ 1.00
Accumulation unit value at end of period                           $  1.92  $  1.79  $  1.62  $ 1.37  $ 0.96  $ 1.17  $ 1.05  $ 1.15
Number of accumulation units outstanding at end of period
 (000 omitted)                                                       3,852    2,709    1,415   1,250     847     820     990     125
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS  53

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006     2005     2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (5/1/2001)
Accumulation unit value at beginning of period                     $  1.16  $  1.11  $  1.02  $ 0.84  $ 0.97  $ 1.00      --      --
Accumulation unit value at end of period                           $  1.29  $  1.16  $  1.11  $ 1.02  $ 0.84  $ 0.97      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         31      355       91      66      29       8      --      --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (5/1/2001)
Accumulation unit value at beginning of period                     $  1.07  $  0.99  $  0.90  $ 0.69  $ 0.90  $ 1.00      --      --
Accumulation unit value at end of period                           $  1.29  $  1.07  $  0.99  $ 0.90  $ 0.69  $ 0.90      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                          5       82       84       4     144       1      --      --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                     $  0.98  $  0.93  $  0.82  $ 0.58  $ 0.94  $ 1.00      --      --
Accumulation unit value at end of period                           $  1.20  $  0.98  $  0.93  $ 0.82  $ 0.58  $ 0.94      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         84       35       10      10       6       2      --      --
------------------------------------------------------------------------------------------------------------------------------------



54  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 - PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts..............................................p. 3
Rating Agencies..........................................................p. 4
Revenues Received During Calendar Year 2006..............................p. 4
Principal Underwriter....................................................p. 5
Independent Registered Public Accounting Firm............................p. 5
Financial Statements



RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  55

RIVERSOURCE [LOGO](SM)
         ANNUITIES


RiverSource Life Insurance Company


70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


   RiverSource Distributors, Inc. (Distributor), Member NASD. Insurance and annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with Ameriprise Financial Services, Inc.

           (C) 2007 Ameriprise Financial, Inc. All rights reserved.

S-6477 L (5/07)

PROSPECTUS

MAY 1, 2007

RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY

RIVERSOURCE

RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             ameriprise.com/variableannuities

             RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the RiverSource Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:

o    AIM Variable Insurance Funds

o    AllianceBernstein Variable Products Series Fund, Inc.

o    American Century Variable Portfolios, Inc.

o    Calvert Variable Series, Inc.

o    Columbia Funds Variable Insurance Trust

o    Credit Suisse Trust

o    Eaton Vance Variable Trust

o    Evergreen Variable Annuity Trust

o    Fidelity(R) Variable Insurance Products - Service Class 2

o    Franklin(R) Templeton(R) Variable Insurance

     Products Trust (FTVIPT) - Class 2

o    Goldman Sachs Variable Insurance Trust (VIT)

o    Janus Aspen Series: Service Shares

o    Lazard Retirement Series, Inc.

o    MFS(R) Variable Insurance Trust(SM)

o    Neuberger Berman Advisers Management Trust

o    Oppenheimer Variable Account Funds - Service Shares

o    Pioneer Variable Contracts Trust (VCT), Class II Shares

o    PIMCO Variable Insurance Trust (VIT)

o    Putnam Variable Trust - Class IB Shares

o    RiverSource(R) Variable Portfolio Funds

o    The Universal Institutional Funds, Inc.

     Van Kampen Life Investment Trust

o    Wanger Advisors Trust

o    Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses and surrender charges from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuities' features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

1 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS                                                                   3
THE CONTRACT IN BRIEF                                                       4
EXPENSE SUMMARY                                                             6

CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                12
FINANCIAL STATEMENTS                                                       12
THE VARIABLE ACCOUNT AND THE FUNDS                                         13
THE FIXED ACCOUNT                                                          27
BUYING YOUR CONTRACT                                                       27
CHARGES                                                                    30
VALUING YOUR INVESTMENT                                                    34
MAKING THE MOST OF YOUR CONTRACT                                           35
SURRENDERS                                                                 39
TSA -- SPECIAL PROVISIONS                                                  40
CHANGING OWNERSHIP                                                         40
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                        41
OPTIONAL BENEFITS                                                          42
THE ANNUITY PAYOUT PERIOD                                                  46
TAXES                                                                      48
VOTING RIGHTS                                                              51
SUBSTITUTION OF INVESTMENTS                                                51
ABOUT THE SERVICE PROVIDERS                                                52
APPENDIX A: EXAMPLE -- SURRENDER CHARGES                                   54
APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS                                   55
APPENDIX C: CONDENSED FINANCIAL INFORMATION (UNAUDITED)                    58
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION               82


CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.

2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: THE person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o    Roth IRAs under Section 408A of the Code

o    SIMPLE IRAs under Section 408(p) of the Code

o    Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
     Code

o    Plans under Section 401(k) of the Code

o    Custodial and investment only plans under Section 401(a) of the Code

o    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

RIDER: You receive a rider when you purchase the EEB, EEP and/or MAV. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

3 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

IT may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under
Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts.
     (p. 13)

o the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (p. 27)

4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 27)

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 36)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 39)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 41)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 42)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 46)

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 48)

5 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE
(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*

                   SEVEN-YEAR SCHEDULE                                                   TEN-YEAR SCHEDULE*
    NUMBER OF                                                             NUMBER OF
 COMPLETED YEARS                                                       COMPLETED YEARS
FROM DATE OF EACH                       SURRENDER CHARGE              FROM DATE OF EACH                      SURRENDER CHARGE
PURCHASE PAYMENT                           PERCENTAGE                 PURCHASE PAYMENT                          PERCENTAGE
       0                                       7%                             0                                      8
       1                                       7                              1                                      8
       2                                       7                              2                                      8
       3                                       6                              3                                      7
       4                                       5                              4                                      7
       5                                       4                              5                                      6
       6                                       2                              6                                      5
       7                                       0                              7                                      4
                                                                              8                                      3
                                                                              9                                      2
                                                                             10                                      0

* The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

SURRENDER CHARGE FOR RAVA SELECT (EXCEPT TEXAS)
(Contingent deferred sales load as a percentage of purchase payment surrendered)

 YEARS FROM                         SURRENDER CHARGE
CONTRACT DATE                          PERCENTAGE
     1                                      7%
     2                                      7
     3                                      7
     Thereafter                             0

SURRENDER CHARGE FOR RAVA SELECT IN TEXAS
(Contingent deferred sales load)

                                                           SURRENDER CHARGE PERCENTAGE
                                               (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                               IN CONTRACT YEAR
PAYMENTS MADE IN CONTRACT YEAR                  1              2               3       THEREAFTER
             1                                  8%             7%              6%          0%
             2                                                 8               7           0
             3                                                                 8           0
             Thereafter                                                                    0

6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

                                                           ASSUMED INVESTMENT RATE
                                                    3.50%                           5.00%
Qualified annuity discount rate                     4.72%                           6.22%
Nonqualified annuity discount rate                  4.92%                           6.42%

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)

MAV RIDER FEE                      0.25%*
EEB RIDER FEE                      0.30%
EEP RIDER FEE                      0.40%

* For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE:                RAVA ADVANTAGE                    RAVA SELECT
For nonqualified annuities                          0.95%                           1.20%
For qualified annuities                             0.75%                           1.00%

7 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                  MINIMUM   MAXIMUM
                                                                  -------   -------
Total expenses before fee waivers and/or expense reimbursements    0.51%     1.86%

(a) Each fund deducts management fees and other expenses from fund assets.
    Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                  GROSS TOTAL
                                                                                  MANAGEMENT   12b-1     OTHER       ANNUAL
                                                                                     FEES       FEES   EXPENSES     EXPENSES
                                                                                  ----------   -----   --------   -----------
AIM V.I. Capital Appreciation Fund, Series II Shares                                 0.61%      0.25%    0.30%**     1.16%(1)
AIM V.I. Capital Development Fund, Series II Shares                                  0.75       0.25     0.35**      1.35(1),(2)
AIM V.I. Dynamics Fund, Series I Shares                                              0.75         --     0.39**      1.14(1),(2)
AIM V.I. Financial Services Fund, Series I Shares                                    0.75         --     0.38**      1.13(1)
AIM V.I. Global Health Care Fund, Series II Shares                                   0.75       0.25     0.36**      1.36(1)
AIM V.I. International Growth Fund, Series II Shares                                 0.72       0.25     0.39**      1.36(1)
AIM V.I. Technology Fund, Series I Shares                                            0.75         --     0.37**      1.12(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                          0.75       0.25     0.18        1.18
AllianceBernstein VPS Growth and Income Portfolio (Class B)                          0.55       0.25     0.06        0.86
AllianceBernstein VPS International Value Portfolio (Class B)                        0.75       0.25     0.10        1.10
American Century VP International, Class II                                          1.13       0.25       --        1.38
American Century VP Mid Cap Value, Class II                                          0.90       0.25       --        1.15
American Century VP Ultra(R), Class II                                               0.90       0.25       --        1.15
American Century VP Value, Class II                                                  0.83       0.25       --        1.08
Calvert Variable Series, Inc. Social Balanced Portfolio                              0.70         --     0.21        0.91
Columbia Marsico Growth Fund, Variable Series, Class A                               0.74         --     0.27        1.01(3)
Columbia Marsico International Opportunities Fund, Variable Series, Class B          0.80       0.25     0.32        1.37(3)
Credit Suisse Trust - Commodity Return Strategy Portfolio                            0.50       0.25     0.51        1.26(4)
Eaton Vance VT Floating-Rate Income Fund                                             0.57       0.25     0.37        1.19
Evergreen VA Fundamental Large Cap Fund - Class 2                                    0.57       0.25     0.18**      1.00
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                              0.57       0.25     0.09        0.91
Fidelity(R) VIP Growth & Income Portfolio Service Class 2                            0.47       0.25     0.13        0.85
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    0.57       0.25     0.11        0.93
Fidelity(R) VIP Overseas Portfolio Service Class 2                                   0.72       0.25     0.16        1.13
FTVIPT Franklin Global Real Estate Securities Fund - Class 2                         0.47       0.25     0.03        0.75(5)
(previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            0.51       0.25     0.20**      0.96(6)
FTVIPT Mutual Shares Securities Fund - Class 2                                       0.60       0.25     0.21        1.06
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                          0.80         --     0.07        0.87(7)

8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                              GROSS TOTAL
                                                                                MANAGEMENT  12b-1     OTHER      ANNUAL
                                                                                   FEES      FEES   EXPENSES    EXPENSES
                                                                                ----------  -----   --------  -----------
Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares               0.65%       --%    0.07%      0.72%(7)
Janus Aspen Series Global Technology Portfolio: Service Shares                     0.64      0.25     0.21**     1.10
Janus Aspen Series International Growth Portfolio: Service Shares                  0.64      0.25     0.07**     0.96
Janus Aspen Series Large Cap Growth Portfolio: Service Shares                      0.64      0.25     0.05**     0.94
Lazard Retirement International Equity Portfolio - Service Shares                  0.75      0.25     0.19       1.19
MFS(R) Investors Growth Stock Series - Service Class                               0.75      0.25     0.12       1.12
MFS(R) New Discovery Series - Service Class                                        0.90      0.25     0.13       1.28
MFS(R) Utilities Series - Service Class                                            0.75      0.25     0.11       1.11
Neuberger Berman Advisers Management Trust International Portfolio (Class S)       1.15      0.25     0.27       1.67(8)
Oppenheimer Global Securities Fund/VA, Service Shares                              0.62      0.25     0.04**     0.91(9)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                          0.72      0.25     0.03**     1.00(9)
Oppenheimer Strategic Bond Fund/VA, Service Shares                                 0.62      0.25     0.02**     0.89(9)
PIMCO VIT All Asset Portfolio, Advisor Share Class                                 0.18      0.25     0.86**     1.29
Pioneer Equity Income VCT Portfolio - Class II Shares                              0.65      0.25     0.04       0.94
Pioneer International Value VCT Portfolio - Class II Shares                        0.85      0.25     0.59       1.69
Putnam VT Health Sciences Fund - Class IB Shares                                   0.70      0.25     0.15**     1.10
Putnam VT International Equity Fund - Class IB Shares                              0.74      0.25     0.19**     1.18
Putnam VT Vista Fund - Class IB Shares                                             0.65      0.25     0.15**     1.05
RiverSource(R) Variable Portfolio - Balanced Fund                                  0.56      0.13     0.15**     0.84(10),(11)
RiverSource(R) Variable Portfolio - Cash Management Fund                           0.33      0.13     0.14       0.60(10)
RiverSource(R) Variable Portfolio - Core Bond Fund                                 0.48      0.13     0.32**     0.93(10),(12)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                          0.46      0.13     0.15**     0.74(10)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                 0.64      0.13     0.14**     0.91(10),(11)
RiverSource(R) Variable Portfolio - Emerging Markets Fund                          1.13      0.13     0.25**     1.51(10),(11)
RiverSource(R) Variable Portfolio - Fundamental Value Fund                         0.72      0.13     0.17**     1.02(10),(11),(12)
RiverSource(R) Variable Portfolio - Global Bond Fund                               0.70      0.13     0.17**     1.00(10)
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund     0.44      0.13     0.15**     0.72(10),(12)
RiverSource(R) Variable Portfolio - Growth Fund                                    0.71      0.13     0.17**     1.01(10),(11)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                           0.59      0.13     0.16**     0.88(10)
RiverSource(R) Variable Portfolio - Income Opportunities Fund                      0.61      0.13     0.16**     0.90(10),(12)
RiverSource(R) Variable Portfolio - International Opportunity Fund                 0.76      0.13     0.19**     1.08(10),(11)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                          0.57      0.13     0.13**     0.83(10),(11)
RiverSource(R) Variable Portfolio - Large Cap Value Fund                           0.60      0.13     0.50**     1.23(10),(12)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                            0.60      0.13     0.15**     0.88(10),(11),(12)
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                             0.72      0.13     0.22**     1.07(10),(11),(12)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                             0.22      0.13     0.16**     0.51(10),(12)
RiverSource(R) Variable Portfolio - Select Value Fund                              0.72      0.13     0.37**     1.22(10),(11),(12)
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund            0.48      0.13     0.16**     0.77(10)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                       0.72      0.13     0.23**     1.08(10),(11)
RiverSource(R) Variable Portfolio - Small Cap Value Fund                           1.00      0.13     0.19**     1.32(10),(11),(12)
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares               0.56      0.25     0.03       0.84
Van Kampen UIF Global Real Estate Portfolio, Class II Shares                       0.85      0.35     0.66       1.86(13)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                           0.75      0.35     0.31       1.41(13)
Wanger International Small Cap                                                     0.91        --     0.10       1.01

9 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)

Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                  GROSS TOTAL
                                                                                  MANAGEMENT   12b-1     OTHER       ANNUAL
                                                                                     FEES       FEES   EXPENSES     EXPENSES
                                                                                  ----------   -----   --------   -----------
Wanger U.S. Smaller Companies                                                        0.90%        --%    0.05%       0.95%
Wells Fargo Advantage VT Asset Allocation Fund                                       0.55       0.25     0.22**      1.02(14)
Wells Fargo Advantage VT International Core Fund                                     0.75       0.25     0.43**      1.43(14)
Wells Fargo Advantage VT Opportunity Fund                                            0.73       0.25     0.20**      1.18(14)
Wells Fargo Advantage VT Small Cap Growth Fund                                       0.75       0.25     0.23**      1.23(14)

* The Funds provided the information on their expenses and we have not independently verified the information.

** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.

(2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.34% for AIM V.I. Capital
     Development Fund, Series II Shares and 1.13% for AIM V.I. Dynamics
     Fund, Series I Shares.

(3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

(4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.

(5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

(6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange
     Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

(7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
     Investment Adviser has voluntarily agreed to limit "Other expenses"
     (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S.
     Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(8) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days.
     The redemption fee is paid to the Portfolio.

(9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional
     Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.

(10) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(11) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.10% for
     RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 0.06% for
     RiverSource(R) Variable Portfolio - Select Value Fund and 0.07% for
     RiverSource(R) Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced
     Fund, 0.07% for RiverSource(R) Variable Portfolio - Diversified Equity
     Income Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging
     Markets Fund, 0.11% for RiverSource(R) Variable Portfolio - Growth Fund,
     0.01% for RiverSource(R) Variable Portfolio - International Opportunity
     Fund, 0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity
     Fund, 0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec.
     31, 2007, unless sooner terminated at the discretion of the Fund's Board.
     Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.83% for RiverSource(R) Variable Portfolio - Core Bond
     Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value
     Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation
     Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio -
     Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio -
     Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid
     Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap
     Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index
     Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and
     1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(13) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio,
     Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio,
     Class II Shares.

(14) The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT
     Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International
     Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.

10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select both the optional MAV and EEP. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                  IF YOU SURRENDER YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                            AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:

NONQUALIFIED ANNUITY                           1 YEAR    3 YEARS    5 YEARS   10 YEARS     1 YEAR    3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge schedule    1,156.91  $1,886.11  $2,536.33  $4,007.86    $356.91  $1,086.11  $1,836.33  $3,807.86
RAVA ADVANTAGE
With a seven-year surrender charge schedule  1,056.91   1,786.11   2,336.33   3,807.86     356.91   1,086.11   1,836.33   3,807.86
RAVA SELECT                                  1,083.25   1,863.22   1,961.51   4,040.23     383.25   1,163.22   1,961.51   4,040.23
RAVA SELECT - TEXAS                          1,183.25   1,763.22   1,961.51   4,040.23     383.25   1,163.22   1,961.51   4,040.23


                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                             AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:

QUALIFIED ANNUITY                              1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge schedule    $1,136.41  $1,825.82  $2,437.97  $3,822.82   $336.41  $1,025.82  $1,737.97  $3,622.82
RAVA ADVANTAGE
With a seven-year surrender charge schedule   1,036.41   1,725.82   2,237.97   3,622.82    336.41   1,025.82   1,737.97   3,622.82
RAVA SELECT                                   1,062.75   1,803.25   1,864.21   3,859.92    362.75   1,103.25   1,864.21   3,859.92
RAVA SELECT - TEXAS                           1,162.75   1,703.25   1,864.21   3,859.92    362.75   1,103.25   1,864.21   3,859.92


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:

NONQUALIFIED ANNUITY                          1 YEAR    3 YEARS     5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS    10 YEARS
RAVA Advantage
With a ten-year surrender charge schedule    $951.91  $1,271.76   $1,514.28  $1,980.49    $151.91   $471.76   $814.28   $1,780.49
RAVA Advantage
With a seven-year surrender charge schedule   851.91   1,171.76    1,314.28   1,780.49     151.91    471.76    814.28    1,780.49
RAVA Select                                   878.25   1,252.13     950.46    2,064.00     178.25    552.13    950.46    2,064.00
RAVA Select - Texas                           978.25   1,152.13     950.46    2,064.00     178.25    552.13    950.46    2,064.00

11 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:

QUALIFIED ANNUITY                             1 YEAR    3 YEARS     5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS    10 YEARS
RAVA Advantage
With a ten-year surrender charge schedule    $931.41  $1,208.92   $1,407.28  $1,754.88    $131.41   $408.92   $707.28   $1,554.88
RAVA Advantage
With a seven-year surrender charge schedule   831.41   1,108.92    1,207.28   1,554.88     131.41    408.92    707.28    1,554.88
RAVA Select                                   857.75   1,189.62      844.61   1,843.99     157.75    489.62    844.61    1,843.99
RAVA Select - Texas                           957.75   1,089.62      844.61   1,843.99     157.75    489.62    844.61    1,843.99

* In these examples, the $30 contract administrative charge is approximated as a .022% charge for RAVA Advantage, a .029% charge for RAVA Select and a .029% for RAVA Select - Texas. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

You can find unaudited condensed financial information for the subaccounts in Appendix C.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and did not have any activity as of the financial statement date.

12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under
     Section 817(h) of the Code.

o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited

13 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS
     to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

o    REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
     INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006. Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

     The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

     o Compensating, training and educating sales representatives who sell the contracts.

     o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

     o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

     o Providing sub-transfer agency and shareholder servicing to contract owners.

     o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

     o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

     o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

     o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

     o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

     o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

     o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

     o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital            Growth of capital. Invests principally in common stocks of          A I M Advisors, Inc.
Appreciation Fund,          companies likely to benefit from new or innovative
Series II Shares            products, services or processes as well as those with
                            above-average long-term growth and excellent prospects for future growth. The fund can invest up to 25% of its total
                            assets in foreign securities that involve risks not associated with investing solely in the United States.

AIM V.I. Capital            Long-term growth of capital. Invests primarily in securities        A I M Advisors, Inc.
Development Fund,           (including common stocks, convertible securities and
Series II Shares            bonds) of small- and medium-sized companies. The Fund
                            may invest up to 25% of its total assets in foreign securities.

AIM V.I. Dynamics Fund,     Capital growth. Invests at least 65% of its net assets              A I M Advisors, Inc.
Series I Shares             primarily in common stocks of mid-sized companies
                            included in the Russell Midcap(R) Growth Index at the time of purchase. The Fund also has the flexibility to invest in other types of securities, including preferred stocks,
                            convertible securities and bonds.

AIM V.I. Financial          Capital growth. Actively managed. Invests at least 80% of           A I M Advisors, Inc.
Services Fund,              its net assets in the equity securities and equity-related
Series I Shares             instruments of companies involved in the financial services sector. These companies include, but are not limited to,
                            banks, insurance companies, investment and miscellaneous
                            industries (asset managers, brokerage firms and
                            government-sponsored agencies and suppliers to financial
                            services companies).

AIM V.I. Global Health      Capital growth. The fund seeks to meet its objective by             A I M Advisors, Inc.
Care Fund,                  investing, normally, at least 80% of its assets in securities of
Series II Shares            health care industry companies. The fund may invest up to
                            20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5%
                            of its total assets in lower-quality debt securities, i.e., junk bonds.

AIM V.I. International      Long-term growth of capital. Invests primarily in a                 A I M Advisors, Inc.
Growth Fund,                diversified portfolio of international equity securities whose
Series II Shares            issuers are considered to have strong earnings momentum.
                            The fund may invest up to 20% of its total assets in security issuers located in developing countries and in securities
                            exchangeable for or convertible into equity securities of
                            foreign companies.

15 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology         Capital growth. The Fund is actively managed. Invests at            A I M Advisors, Inc.
Fund, Series I Shares       least 80% of its net assets in equity securities and
                            equity-related instruments of companies engaged in
                            technology-related industries. These include, but are not
                            limited to, various applied technologies, hardware,
                            software, semiconductors, telecommunication equipment
                            and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of securities of the companies in this sector.

AllianceBernstein VPS       Long-term growth of capital. The Fund invests at least              AllianceBernstein L.P.
Global Technology           80% of its net assets in securities of companies that use
Portfolio (Class B)         technology extensively in the development of new or
                            improved products or processes. Invests in a global
                            portfolio of securities of U.S. and foreign companies
                            selected for their growth potential.

AllianceBernstein VPS       Long-term growth of capital. Invests primarily in the equity        AllianceBernstein L.P.
Growth and Income           securities of domestic companies that the Advisor deems to
Portfolio (Class B)         be undervalued.

AllianceBernstein VPS       Long-term growth of capital. Invests primarily in a                 AllianceBernstein L.P.
International Value         diversified portfolio of equity securities of established
Portfolio (Class B)         companies selected from more than 40 industries and from
                            more than 40 developed and emerging market countries.

American Century VP         Capital growth. Invests primarily in stocks of growing              American Century Global Investment
International, Class II     foreign companies in developed countries.                           Management, Inc.

American Century VP         Long-term capital growth with income as secondary                   American Century Investment
Mid Cap Value,              objective. Invests primarily in stocks of companies that            Management, Inc.
Class II                    management believes are undervalued at the time of
                            purchase. The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the
                            Russell 3000 Index, excluding the largest 100 such
                            companies.

American Century VP         Long-term capital growth. Analytical research tools and             American Century Investment
Ultra(R), Class II          techniques are used to identify the stocks of larger-sized          Management, Inc.
                            companies that appear to have the best opportunity of
                            sustaining long-term above average growth.

American Century VP         Long-term capital growth, with income as a secondary                American Century Investment
Value, Class II             objective. Invests primarily in stocks of companies that            Management, Inc.
                            management believes to be undervalued at the time
                            of purchase.

Calvert Variable Series,    Income and capital growth. Invests primarily in stocks,             Calvert Asset Management Company,
Inc. Social Balanced        bonds and money market instruments which offer income               Inc. (CAMCO), investment adviser.
Portfolio                   and capital growth opportunity and which satisfy the                SSgA Funds Management, Inc. and
                            investment and social criteria.                                     New Amsterdam Partners, LLP are
                                                                                                the investment subadvisers.

16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

FUND                         INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico Growth      Long-term growth of capital. The Fund invests primarily in        Columbia Management Advisors, LLC
Fund, Variable Series,       equity securities of large-capitalization companies that are      (advisor); Marsico Capital
Class A                      selected for their growth potential. It generally holds a core    Management, LLC (sub-advisor)
                             position of between 35 and 50 common stocks. It may hold
                             up to 25% of its assets in foreign securities.

Columbia Marsico             Long-term growth of capital. The Fund normally invests            Columbia Management Advisors, LLC
International Opportunities  at least 65% of its assets in common stocks of foreign            (advisor); Marsico Capital
Fund, Variable Series,       companies. While the Fund may invest in companies of any          Management, LLC (sub-advisor)
Class B                      size, it focuses on large companies. These companies are
                             selected for their long-term growth potential. The Fund
                             normally invests in issuers from at least three different
                             countries not including the United States and generally
                             holds a core position of 35 to 50 common stocks. The Fund
                             may invest in common stocks of companies operating in
                             emerging markets.

Credit Suisse Trust -        Total return. Invests in commodity-linked derivative              Credit Suisse Asset Management, LLC
Commodity Return             instruments backed by a portfolio of short-maturity
Strategy Portfolio           investment-grade fixed income securities normally having
                             an average duration of one year or less.

Eaton Vance VT               High level of current income. Non-diversified mutual fund         Eaton Vance Management
Floating-Rate Income         that normally invests primarily in senior floating rate loans
Fund                         ("Senior Loans"). Senior Loans typically are of below
                             investment grade quality and have below investment grade
                             credit ratings, which ratings are associated with having high risk, speculative characteristics. Investments are actively managed, and may be bought or sold on a daily basis
                             (although loans are generally held until repaid). The
                             investment adviser's staff monitors the credit quality of the
                             Fund holdings, as well as other investments that are available.
                             The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging transactions.

Evergreen VA                 Capital growth with the potential for current income.             Evergreen Investment Management
Fundamental Large Cap        Invests primarily in common stocks of large U.S.                  Company, LLC
Fund - Class 2               companies whose market capitalizations measured at time
                             of purchase fall within the market capitalization range of the companies tracked by the Russell 1000(R) Index.

Fidelity(R) VIP              Long-term capital appreciation. Normally invests primarily        Fidelity Management & Research
Contrafund(R) Portfolio      in common stocks. Invests in securities of companies whose        Company (FMR), investment
Service Class 2              value it believes is not fully recognized by the public.          manager; FMR U.K. and FMR
                             Invests in either "growth" stocks or "value" stocks or both.      Far East, sub-investment advisers.
                             The fund invests in domestic and foreign issuers.

17 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &    High total return through a combination of current income       FMR, investment manager;
Income Portfolio Service    and capital appreciation. Normally invests a majority of        FMR U.K., FMR Far East,
Class 2                     assets in common stocks with a focus on those that pay          sub-investment advisers.
                            current dividends and show potential for capital appreciation.
                            May invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
                            Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.

Fidelity(R) VIP Mid Cap     Long-term growth of capital. Normally invests primarily in      FMR, investment manager;
Portfolio Service Class 2   common stocks. Normally invests at least 80% of assets in       FMR U.K., FMR Far East,
                            securities of companies with medium market                      sub-investment advisers.
                            capitalizations. May invest in companies with smaller or
                            larger market capitalizations. Invests in domestic and
                            foreign issuers. The Fund invests in either "growth" or
                            "value" common stocks or both.

Fidelity(R) VIP Overseas    Long-term growth of capital. Normally invests primarily in      FMR, investment manager;
Portfolio Service Class 2   common stocks of foreign securities. Normally invests at        FMR U.K., FMR Far East, Fidelity
                            least 80% of assets in non-U.S. securities.                     International Investment Advisors
                                                                                            (FIIA) and FIIA U.K.,
                                                                                            sub-investment advisers.

FTVIPT Franklin Global      High total return. The Fund normally invests at least 80%       Franklin Templeton Institutional, LLC,
Real Estate Securities      of its net assets in investments of companies located           adviser; Franklin Advisers, Inc.,
Fund - Class 2              anywhere in the world that operate in the real estate sector.   subadviser

(previously FTVIPT
Franklin Real Estate
Fund - Class 2)

FTVIPT Franklin Small       Long-term total return. The Fund normally invests at least      Franklin Advisory Services, LLC
Cap Value Securities        80% of its net assets in investments of small capitalization
Fund - Class 2              companies, and normally invests predominantly in equity
                            securities. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

FTVIPT Mutual Shares        Capital appreciation, with income as a secondary goal.          Franklin Mutual Advisers, LLC
Securities Fund - Class 2   The Fund normally invests primarily in equity securities of companies that the manager believes are undervalued.
                            The Fund also invests, to a lesser extent in risk arbitrage securities and distressed companies.

18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

FUND                         INVESTMENT OBJECTIVE AND POLICIES                                  INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid        Long-term capital appreciation. The Fund invests, under            Goldman Sachs Asset Management,
Cap Value Fund -             normal circumstances, at least 80% of its net assets plus          L.P.
Institutional Shares         any borrowings for investment purposes (measured at time
                             of purchase) ("Net Assets") in a diversified portfolio of
                             equity investments in mid-cap issuers with public stock
                             market capitalizations (based upon shares available for
                             trading on an unrestricted basis) within the range of the
                             market capitalization of companies constituting the
                             Russell Midcap(R) Value Index at the time of investment. If the market capitalization of a company held by the Fund
                             moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell
                             Midcap(R) Value Index is currently between $613 million and
                             $18.3 billion. Although the Fund will invest primarily in
                             publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in countries with emerging markets or economies
                             ("emerging countries") and securities quoted in foreign
                             currencies. The Fund may invest in the aggregate up to 20%
                             of its net assets in companies with public stock market
                             capitalizations outside the range of companies constituting the Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as government,
                             corporate and bank debt obligations.

Goldman Sachs VIT            Long-term growth of capital and dividend income. The               Goldman Sachs Asset Management,
Structured U.S. Equity       Fund invests, under normal circumstances, at least 90% of          L.P.
Fund - Institutional Shares  its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase ("Total Assets") in a diversified portfolio of equity investments in U.S. issuers, including foreign companies
                             that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in
                             such equity investments. The Fund's investments are
                             selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's
                             expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index.
                             The Fund seeks a broad representation in most major
                             sectors of the U.S. economy and a portfolio consisting of
                             companies with average long-term earnings growth expectations and dividend yields. The Fund is not required to limit its investments to securities in the S&P 500 Index. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

19 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global   Long-term growth of capital. Invests, under normal                  Janus Capital
Technology Portfolio:       circumstances, at least 80% of its net assets plus the amount
Service Shares              of any borrowings for investment purposes in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology.
                            It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

Janus Aspen Series          Long-term growth of capital. Invests, under normal                  Janus Capital
International Growth        circumstances, at least 80% of its net assets plus the amount
Portfolio: Service Shares   of any borrowing for investment purposes in securities of
                            issuers from countries outside of the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and under unusual circumstances, it may invest all of its assets in a single country.

Janus Aspen Series Large    Long-term growth of capital in a manner consistent with the         Janus Capital
Cap Growth Portfolio:       preservation of capital. Invests under normal circumstances
Service Shares              at least 80% of its net assets in common stocks of
                            large-sized companies. Large-sized companies are those
                            whose market capitalization falls within the range of
                            companies in the Russell 1000(R) Index at the time of
                            purchase.

Lazard Retirement           Long-term capital appreciation. Invests primarily in equity         Lazard Asset Management, LLC
International Equity        securities, principally common stocks, of relatively large
Portfolio - Service Shares  non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI)
                            Europe, Australia and Far East (EAFE(R)) Index that the
                            investment manager believes are undervalued based on
                            their earnings, cash flow or asset values.

MFS(R) Investors Growth     Capital appreciation. Normally invests at least 80% of the          MFS Investment Management(R)
Stock Series - Service      fund's net assets in equity securities of companies MFS
Class                       believes to have above average earnings growth potential
                            compared to other companies (growth companies).

MFS(R) New Discovery        Capital appreciation. Invests in stocks of companies MFS            MFS Investment Management(R)
Series - Service Class      believes to have above average earnings growth potential
                            compared to other companies (growth companies).

MFS(R) Utilities Series -   Total return. Normally invests at least 80% of the fund's net       MFS Investment Management(R)
Service Class               assets in securities of issuers in the utilities industry.

20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                  INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman            Long-term growth of capital. The Fund invests mainly in            Neuberger Berman Management Inc.
Advisers Management         foreign companies of any size, including companies in
Trust International         developed and emerging industrialized markets. The Fund
Portfolio (Class S)         defines a foreign company as one that is organized outside of the United States and conducts the majority of its
                            business abroad. The Fund seeks to reduce risk by
                            diversifying among many industries. Although it has the
                            flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain
                            well-diversified across countries and geographical regions.

Oppenheimer Global          Long-term capital appreciation. Invests mainly in common           OppenheimerFunds, Inc.
Securities Fund/VA,         stocks of U.S. and foreign issuers that are "growth-type"
Service Shares              companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Main Street     Capital appreciation. Invests mainly in common stocks of           OppenheimerFunds, Inc.
Small Cap Fund/VA,          small-capitalization U.S. companies that the fund's
Service Shares              investment manager believes have favorable business trends or prospects.

Oppenheimer Strategic       High level of current income principally derived from              OppenheimerFunds, Inc.
Bond Fund/VA, Service       interest on debt securities. Invests mainly in three market
Shares                      sectors: debt securities of foreign governments and
                            companies, U.S. government securities and lower-rated
                            high yield securities of U.S. and foreign companies.

PIMCO VIT All Asset         Maximum real return consistent with preservation of real           Pacific Investment Management
Portfolio, Advisor Share    capital and prudent investment management period.                  Company LLC
Class                       The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds,
                            an affiliated open-end investment company, except the All
                            Asset and All Asset All Authority Funds ("Underlying
                            Funds"). Though it is anticipated that the Portfolio will not currently invest in the European StockPLUS(R) TR Strategy,
                            Far East (ex-Japan) StocksPLUS(R) TR Strategy, Japanese
                            StocksPLUS(R) TR Strategy, StocksPLUS(R) Municipal-
                            Backed and StocksPLUS(R) TR Short Strategy Funds, the
                            Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the Portfolio's asset allocation sub-adviser.

Pioneer Equity Income       Current income and long-term growth of capital from a              Pioneer Investment Management, Inc.
VCT Portfolio - Class II    portfolio consisting primarily of income producing equity
Shares                      securities of U.S. corporations. Normally, the portfolio
                            invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing
                            equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). The remainder of the portfolio
                            may be invested in debt securities, most of which are
                            expected to be convertible into common stocks.

21 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

FUND                         INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Pioneer International        Long-term capital growth. Normally, the portfolio invests at     Pioneer Investment Management, Inc.
Value VCT Portfolio -        least 80% of its total assets in equity securities of non-U.S.
Class II Shares              issuers. These issuers may be located in both developed and emerging markets. Under normal circumstances, the
On Dec.15, 2006, Pioneer     portfolio's assets will be invested in securities of companies
Europe VCT Portfolio -       domiciled in at least three different foreign countries.
Class II Shares reorganized
into Pioneer International
Value VCT Portfolio -
Class II Shares.

Putnam VT Health             Capital appreciation. The fund pursues its goal by investing     Putnam Investment Management, LLC
Sciences Fund - Class IB     mainly in common stocks of companies in the health
Shares                       sciences industries, with a focus on growth stocks. Under
                             normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least
                             50% of their assets, revenues or profits from the
                             pharmaceutical, health care services, applied research and development and medical equipment and supplies
                             industries, or (b) companies Putnam Management thinks
                             have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

Putnam VT International      Capital appreciation. The fund pursues its goal by investing     Putnam Investment Management, LLC
Equity Fund - Class IB       mainly in common stocks of companies outside the
Shares                       United States that Putnam Management believes have
                             favorable investment potential. Under normal
                             circumstances, the fund invests at least 80% of its net assets in equity investments.

Putnam VT Vista Fund -       Capital appreciation. The fund pursues its goal by investing     Putnam Investment Management, LLC
Class IB Shares              mainly in common stocks of U.S. companies, with a focus
                             on growth stocks.

RiverSource Variable         Maximum total investment return through a combination of         RiverSource Investments, LLC
Portfolio - Balanced Fund    capital growth and current income. Invests primarily in a
                             combination of common and preferred stocks, bonds and
                             other debt securities. Under normal market conditions, at
                             least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25%
                             of its total assets in foreign investments.

RiverSource Variable         Maximum current income consistent with liquidity and             RiverSource Investments, LLC
Portfolio - Cash             stability of principal. Invests primarily in money market
Management Fund              instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies,
                             bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper, including asset-backed
                             commercial paper.

22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable        High total return through current income and capital              RiverSource Investments, LLC
Portfolio - Core Bond       appreciation. Under normal market conditions, the Fund
Fund                        invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman
                            Brothers Aggregate Bond Index ("the Index"), which are
                            investment grade and denominated in U.S. dollars. The
                            Index includes securities issued by the U.S. government,
                            corporate bonds and mortgage- and asset-backed securities.
                            The Fund will not invest in securities rated below
                            investment grade, although it may hold securities that have been downgraded.
RiverSource Variable        High level of current income while attempting to conserve         RiverSource Investments, LLC
Portfolio - Diversified     the value of the investment for the longest period of time.
Bond Fund                   Under normal market conditions, the Fund invests at least
                            80% of its net assets in bonds and other debt securities.
                            At least 50% of the Fund's net assets will be invested in
                            securities like those included in the Lehman Brothers
                            Aggregate Bond Index (Index), which are investment grade
                            and denominated in U.S. dollars. The Index includes
                            securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the
                            Fund emphasizes high- and medium-quality debt securities,
                            it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

RiverSource Variable        High level of current income and, as a secondary goal,            RiverSource Investments, LLC
Portfolio - Diversified     steady growth of capital. Under normal market conditions,
Equity Income Fund          the Fund invests at least 80% of its net assets in dividend-
                            paying common and preferred stocks. The Fund may invest
                            up to 25% of its total assets in foreign investments.

RiverSource Variable        Long-term capital growth. The Fund's assets are primarily         RiverSource Investments, LLC,
Portfolio - Emerging        invested in equity securities of emerging market companies.       adviser; Threadneedle International
Markets Fund                Under normal market conditions, at least 80% of the Fund's        Limited, an indirect wholly-owned
                            net assets will be invested in securities of companies that       subsidiary of Ameriprise Financial,
                            are located in emerging market countries, or that earn 50%        subadviser.
                            or more of their total revenues from goods and services
                            produced in emerging market countries or from sales made
                            in emerging market countries.

RiverSource Variable        Long-term capital growth. The Fund's assets are primarily         RiverSource Investments, LLC,
Portfolio - Fundamental     invested in equity securities of U.S. companies. Under            adviser; Davis Selected
Value Fund                  normal market conditions, the Fund's net assets will be           Advisers, L.P.,
                            invested primarily in companies with market capitalizations       subadviser.
                            of at least $5 billion at the time of the Fund's investment.

RiverSource Variable        High total return through income and growth of capital.           RiverSource Investments, LLC
Portfolio - Global Bond     Non-diversified mutual fund that invests primarily in debt
Fund                        obligations of U.S. and foreign issuers. Under normal
                            market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt
                            obligations including money market instruments of issuers
                            located in at least three different countries.

23 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable          Total return that exceeds the rate of inflation over the         RiverSource Investments, LLC
Portfolio - Global Inflation  long-term. Non-diversified mutual fund that, under normal
Protected Securities Fund     market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by
                              U.S. and foreign governments, their agencies or
                              instrumentalities and corporations.

RiverSource Variable          Long-term capital growth. Invests primarily in common            RiverSource Investments, LLC
Portfolio - Growth Fund       stocks and securities convertible into common stocks that
                              appear to offer growth opportunities. These growth
                              opportunities could result from new management, market
                              developments, or technological superiority. The Fund may
                              invest up to 25% of its total assets in foreign investments.

RiverSource Variable          High current income, with capital growth as a secondary          RiverSource Investments, LLC
Portfolio - High Yield        objective. Under normal market conditions, the Fund
Bond Fund                     invests at least 80% of its net assets in high-yielding,
                              high-risk corporate bonds (junk bonds) issued by U.S. and
                              foreign companies and governments.

RiverSource Variable          High total return through current income and capital             RiverSource Investments, LLC
Portfolio - Income            appreciation. Under normal market conditions, invests
Opportunities Fund            primarily in income-producing debt securities with an
                              emphasis on the higher rated segment of the high-yield
                              (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

RiverSource Variable          Capital appreciation. Invests primarily in equity securities     RiverSource Investments, LLC,
Portfolio - International     of foreign issuers that are believed to offer strong growth      adviser; Threadneedle International
Opportunity Fund              potential. The Fund may invest in developed and in               Limited, an indirect wholly-owned
                              emerging markets.                                                subsidiary of Ameriprise Financial,
                                                                                               subadviser.

RiverSource Variable          Capital appreciation. Under normal market conditions,            RiverSource Investments, LLC
Portfolio - Large Cap         the Fund invests at least 80% of its net assets in equity
Equity Fund                   securities of companies with market capitalization greater than $5 billion at the time of purchase.

RiverSource Variable          Long-term growth of capital. Under normal market                 RiverSource Investments, LLC
Portfolio - Large Cap         conditions, the Fund invests at least 80% of its net assets in
Value Fund                    equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in
                              income-producing equity securities and preferred stocks.

RiverSource Variable          Growth of capital. Under normal market conditions, the           RiverSource Investments, LLC
Portfolio - Mid Cap           Fund invests at least 80% of its net assets at the time of
Growth Fund                   purchase in equity securities of mid capitalization
                              companies. The investment manager defines mid-cap
                              companies as those whose market capitalization (number of
                              shares outstanding multiplied by the share price) falls
                              within the range of the Russell Midcap(R) Growth Index.

24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable        Long-term growth of capital. Under normal circumstances,            RiverSource Investments, LLC
Portfolio - Mid Cap Value   the Fund invests at least 80% of its net assets (including
Fund                        the amount of any borrowings for investment purposes) in
                            equity securities of medium-sized companies.
                            Medium-sized companies are those whose market
                            capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index.

RiverSource Variable        Long-term capital appreciation. The Fund seeks to                   RiverSource Investments, LLC
Portfolio - S&P 500 Index   provide investment results that correspond to the total return
Fund                        (the combination of appreciation and income) of
                            large-capitalization stocks of U.S. companies. The Fund
                            invests in common stocks included in the Standard & Poor's
                            500 Composite Stock Price Index (S&P 500). The S&P 500
                            is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy.

RiverSource Variable        Long-term growth of capital. Invests primarily in equity            RiverSource Investments, LLC,
Portfolio - Select Value    securities of mid cap companies as well as companies with           adviser; Systematic Financial
Fund                        larger and smaller market capitalizations. The Fund                 Management, L.P. and WEDGE
                            considers mid-cap companies to be either those with a               Capital Management L.L.P.,
                            market capitalization of up to $10 billion or those whose           subadvisers
                            market capitalization falls within range of the Russell
                            3000(R) Value Index.

RiverSource Variable        High level of current income and safety of principal                RiverSource Investments, LLC
Portfolio - Short Duration  consistent with investment in U.S. government and
U.S. Government Fund        government agency securities. Under normal market
                            conditions, at least 80% of the Fund's net assets are
                            invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or
                            instrumentalities.

RiverSource Variable        Long-term capital growth. Under normal market conditions,           RiverSource Investments, LLC,
Portfolio - Small Cap       at least 80% of the Fund's net assets are invested in equity        adviser; Kenwood Capital
Advantage Fund              securities of companies with market capitalization of up to         Management LLC, subadviser
                            $2 billion or that fall within the range of the Russell 2000(R)
                            Index at the time of investment.

RiverSource Variable        Long-term capital appreciation. Under normal market                 RiverSource Investments, LLC,
Portfolio - Small Cap       conditions, at least 80% of the Fund's net assets will be           adviser; River Road Asset
Value Fund                  invested in small cap companies with market capitalization,         Management, LLC, Donald Smith &
                            at the time of investment, of up to $2.5 billion or that fall       Co., Inc., Franklin Portfolio
                            within the range of the Russell 2000(R) Value Index.                Associates LLC and Barrow, Hanley,
                                                                                                Mewhinney & Strauss, Inc.,
                                                                                                 subadvisers.

Van Kampen Life             Capital growth and income through investments in equity             Van Kampen Asset Management
Investment Trust            securities, including common stocks, preferred stocks and
Comstock Portfolio,         securities convertible into common and preferred stocks.
Class II Shares             The Portfolio emphasizes value style of investing seeking
                            well-established, undervalued companies believed by the
                            Portfolio's investment adviser to posses the potential for capital growth and income.

25 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global       Current income and capital appreciation. Invests primarily          Morgan Stanley Investment
Real Estate Portfolio,      in equity securities of companies in the real estate industry       Management Inc., doing business as
Class II Shares             located throughout the world, including real estate                 Van Kampen, adviser; Morgan Stanley
                            operating companies, real estate investment trusts and              Investment Management Limited and
                            foreign real estate companies.                                      Morgan Stanley Investment
                                                                                                Management Company, sub-advisers

Van Kampen UIF Mid Cap      Long-term capital growth. Invests primarily in                      Morgan Stanley Investment
Growth Portfolio, Class II  growth-oriented equity securities of U.S. mid cap                   Management Inc., doing business as
Shares                      companies and foreign companies, including emerging                 Van Kampen.
                            market securities.

Wanger International        Long-term growth of capital. Invests primarily in stocks of         Columbia Wanger Asset Management,
Small Cap                   companies based outside the U.S. with market capitalizations        L.P.
                            of less than $5 billion at time of initial purchase.

Wanger U.S. Smaller         Long-term growth of capital. Invests primarily in stocks of         Columbia Wanger Asset Management,
Companies                   small- and medium-size U.S. companies with market                   L.P.
                            capitalizations of less than $5 billion at time of
                            initial purchase.

Wells Fargo Advantage VT    Long-term total return, consisting of capital appreciation and      Wells Fargo Funds Management, LLC,
Asset Allocation Fund       current income. We seek to achieve the Portfolio's                  adviser; Wells Capital Management
                            investment objective by allocating 60% of its assets to equity      Incorporated, subadviser.
                            securities and 40% of its assets to fixed income securities.

Wells Fargo Advantage VT    Long-term capital appreciation. Invests in equity securities        Wells Fargo Funds Management, LLC,
International Core Fund     of non-U.S. companies that we believe have strong growth            adviser; Wells Capital Management
                            potential and offer good value relative to similar                  Incorporated, subadviser.
                            investments. We invest primarily in developed countries,
                            but may invest in emerging markets.

Wells Fargo Advantage VT    Long-term capital appreciation. Invests principally in equity       Wells Fargo Funds Management, LLC,
Opportunity Fund            securities of medium-capitalization companies, defined as           adviser; Wells Capital Management
                            those within the range of market capitalizations of                 Incorporated, subadviser.
                            companies in the Russell Midcap(R) Index. We reserve the
                            right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,
                            we will not engage in extensive foreign currency hedging.

Wells Fargo Advantage VT    Long-term capital appreciation. Invests principally in equity       Wells Fargo Funds Management, LLC,
Small Cap Growth Fund       securities of small-capitalization companies that we believe        adviser; Wells Capital Management
                            have above-average growth potential. We define                      Incorporated, subadviser.
                            small-capitalization companies as those with market
                            capitalizations at the time of purchase of less than $2 billion.

26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in even 1% increments. For contracts issued on or after July 1, 2003, the amount of any purchase payment allocated to the fixed account cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect.

We applied your initial purchase payment and purchase payment credits to the fixed account and subaccounts you selected within two business days after we received it at our home office.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

o    no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

27 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
    $23.08 biweekly, or
    $50 per month

                                                           RAVA ADVANTAGE               RAVA SELECT
If paying by any other method:
   initial payment for qualified annuities                      $1,000                    $ 2,000
   initial payment for nonqualified annuities                    2,000                     10,000
   for any additional payments                                      50                         50

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total
  $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:


                                                           RAVA ADVANTAGE               RAVA SELECT
through age 85                                                  100,000                   100,000
for ages 86 to 90                                                50,000                    50,000
** These limits apply in total to all RiverSource Life annuities you own.
   We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract. For RAVA Advantage, except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or
2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY

70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474
 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENT CREDITS

FOR RAVA ADVANTAGE: we add a credit to your contract in the amount of:

o    1% of each purchase payment received:

     -- if you elect the ten-year surrender charge schedule for your contract*; OR

     -- if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* AND your initial purchase payment to the contract is at least $100,000.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.

Surrender charges under RAVA Advantage may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

Expenses under RAVA Select may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing this contract. We pay for the credits under RAVA Select primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

* The ten-year surrender charge under RAVA Advantage is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000. For contracts purchased in Oregon, we will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON THE USE OF CONTRACTS
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

29 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                           RAVA ADVANTAGE               RAVA SELECT
For nonqualified annuities                                      0.95%                     1.20%
For qualified annuities                                         0.75%                     1.00%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.25%(2) of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

EEB RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.30% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEP RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.40% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select any one of the MAV, EEB or EEP riders. Or you may select the MAV and either the EEB or the EEP. However, you cannot select both the EEB and the EEP. Riders may not be available in all states. The MAV, EEB and EEP riders are only available if you and the annuitant are age 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange.

(2) For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

o    10% of the contract value on the prior contract anniversary, and

o    current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA ADVANTAGE:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA.We do not assess a surrender charge on the TFA.

2. Next, we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out
     (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

31 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                        SEVEN-YEAR SCHEDULE                                        TEN-YEAR SCHEDULE*
NUMBER OF COMPLETED YEARS FROM      SURRENDER CHARGE      NUMBER OF COMPLETED YEARS FROM      SURRENDER CHARGE
DATE OF EACH PURCHASE PAYMENT          PERCENTAGE         DATE OF EACH PURCHASE PAYMENT          PERCENTAGE
           0                                 7%                            0                          8%
           1                                 7                             1                          8
           2                                 7                             2                          8
           3                                 6                             3                          7
           4                                 5                             4                          7
           5                                 4                             5                          6
           6                                 2                             6                          5
           7                                 0                             7                          4
                                                                           8                          3
                                                                           9                          2
                                                                          10                          0

* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

SURRENDER CHARGE UNDER RAVA SELECT (EXCEPT TEXAS):

For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

CONTRACT YEAR        SURRENDER CHARGE PERCENTAGE
1                               7%
2                               7
3                               7
Thereafter                      0

SURRENDER CHARGE UNDER RAVA SELECT IN TEXAS:

For purposes of calculating any surrender charge under RAVA Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                               SURRENDER CHARGE PERCENTAGE
                                  (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                 IN CONTRACT YEAR
PAYMENTS MADE IN CONTRACT YEAR    1            2            3           THEREAFTER
1                                 8%           7%           6%              0%
2                                              8            7               0
3                                                           8               0
Thereafter                                                                  0

PARTIAL SURRENDERS UNDER RAVA ADVANTAGE AND RAVA SELECT

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

For an example, see Appendix A.

32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                        ASSUMED INVESTMENT RATE
                                         3.50%           5.00%
Qualified annuity discount rate          4.72%           6.22%
Nonqualified annuity discount rate       4.92%           6.42%

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

o    surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon;

o required minimum distributions from a qualified annuity provided the amount is no greater than the RMDs for the specific contract in force;

o contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

o    amounts we refund to you during the free look period*;

o    death benefits*; and

o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. Under RAVA Advantage, you must provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. Under RAVA Select, you must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

33 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge;

o    minus any prorated portion of the MAV rider fee (if selected);

o    minus any prorated portion of the EEB rider fee (if selected); and

o    minus any prorated portion of the EEP rider fee (if selected).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share;
     and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders;

o    surrender charges;

and a deduction of:

o    a prorated portion of the contract administrative charge;

o    a prorated portion of the MAV rider fee (if selected);

o    a prorated portion of the EEB rider fee (if selected); and/or

o    a prorated portion of the EEP rider fee (if selected).

Accumulation unit values will fluctuate due to:

o    changes in fund net asset value;

o    fund dividends distributed to the subaccounts;

o    fund capital gains or losses;

o    fund operating expenses; and

o    mortality and expense risk fees.

34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                      NUMBER
BY INVESTING AN EQUAL NUMBER                AMOUNT    ACCUMULATION   OF UNITS
OF DOLLARS EACH MONTH              MONTH   INVESTED    UNIT VALUE    PURCHASED
                                    Jan      $100           $20        5.00
you automatically buy more units    Feb       100            18        5.56
when the per unit market price      Mar       100            17        5.88
is low                              Apr       100            15        6.67
                                    May       100            16        6.25
                                    Jun       100            18        5.56
                                    Jul       100            17        5.88
and fewer units when the per        Aug       100            19        5.26
unit market price is high           Sept      100            21        4.76
                                    Oct       100            20        5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

35 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING AMONG ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

For more information on transfers after annuity payments begin, see "Transfer Policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary. For contracts issued on or after July 1, 2003, the amount of contract value transferred to the fixed account cannot result in the value of the fixed account being greater than 30% of the contract value.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). For contracts issued on or after July 1, 2003, the transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o    requiring transfer requests to be submitted only by first-class U.S.
     mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o    not accepting telephone or electronic transfer requests;

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o    limiting the dollar amount that you may transfer at any one time; or

o    suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT -- ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

37 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY

70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:    $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:    Contract value or entire account balance

*    Failure to provide your Social Security Number or Taxpayer
     Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:    $50

MAXIMUM AMOUNT

Transfers or surrenders:    None (except for automated transfers from the
                            fixed account)

3 BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:    $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                  Contract value or entire account balance
Surrenders:                 $100,000

38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2   BY WIRE

o    request that payment be wired to your bank;

o    bank account must be in the same ownership as your contract; and

o    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

39 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed employment with the employer who purchased the contract;
          or

     --    the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits.") In addition, the terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, the MAV will be set equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o    contract value;

o    purchase payments minus adjusted partial surrenders; or

o the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o    contract value; or

o    purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS
     PS x DB
     -------
       CV

          PS = the partial surrender including any applicable surrender charge.

          DB = is the death benefit on the date of (but prior to) the partial surrender.

          CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

o    You purchase the contract with a payment of $20,000.

o    On the sixth contract anniversary the contract value grows to $30,000.

o During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

     We calculate the death benefit as follows:

        The contract value on the most recent sixth
           contract anniversary:                                  $30,000.00
                                                                  ==========
        plus purchase payments made since that
           anniversary:                                                +0.00
        minus adjusted partial surrenders taken since
           that anniversary calculated as:
           ($1,500 x $30,000)
           ------------------
                $28,000 =                                          -1,607.14
                                                                  ----------
           for a death benefit of:                                $28,392.86
                                                                  ==========

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

41 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

     o payouts begin no later than one year following the year of your death; and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit directly deposited into a checking account.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o    contract value; or

o    purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

o 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

    o the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

    o    MINUS purchase payments not previously surrendered.

43 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

o    MINUS the greater of:

     o    the contract value as of the EEB rider effective date
          (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

 o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

o    the greater of:

     o    the contract value as of the EEB rider effective date
          (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

o You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you or the annuitant is age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the eeb.

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                       PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR          UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
1                                       0%                                                0%
3 & 4                                  10%                                             3.75%
5 +                                    20%                                              7.5%

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit amount, if applicable PLUS

                       IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR          AGE 70 ON THE RIDER EFFECTIVE DATE, ADD ...       OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
One                    Zero                                              Zero
Two                    40% x earnings at death (see above)               15% x earnings at death
Three and Four         40% x (earnings at death + 25% of exchange        15% x (earnings at death + 25% of exchange
                       purchase payment*)                                purchase payment*)
Five or more           40% x (earnings at death + 50% of exchange        15% x (earnings at death + 50% of exchange
                       purchase payment*)                                purchase payment*)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

45 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE EEP

o You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o    The EEP rider will terminate in the case of an ownership change.

o The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEP rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

o the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV death benefit amount, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will

46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS
decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

o PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy of the annuitant or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

47 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

SURRENDERS: If you surrender part of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death, or in the event of nonnatural ownership, the death of annuitant;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o    if it is allocable to an investment before Aug. 14, 1982; or

o if annuity payouts are made under immediate annuities as defined by the Code.

48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAs, ROTH IRAs, SEPs AND SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

49 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o    the payout is an RMD as defined under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

o    to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV, EEB AND EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    transfer assets to and from the subaccounts or the variable account;
     and

o    eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

51 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - the funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS AND TO PROVIDE CONDENSED FINANCIAL HISTORY DISCLOSURE REGARDING THE SUBACCOUNTS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX B INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF THESE PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO REQUIRED MINIMUM DISTRIBUTIONS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

53 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: EXAMPLE -- SURRENDER CHARGES

PARTIAL SURRENDER CHARGE CALCULATION EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED                  $1,000 = $1,075.27
      -----------------------     OR       ------------------
      1.00 - SURRENDER CHARGE                      .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV, EEB or EEP charge.

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:

o    We received these payments:

     --    $10,000 paid on the contract date;

     --    $8,000 paid during the sixth contract year;

     --    $6,000 paid during the eighth contract year; and

o The owner surrenders the contract for its total contract value of $26,500 on Aug. 5, 2013 and had not made any other surrenders during that contract year; and

o    The contract value was $28,000 on the ninth contract anniversary.


SURRENDER CHARGE    EXPLANATION
       $   0        $2,500 is contract earnings surrendered without charge;
                    and

           0 $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge (from above).
                    10% of $28,000 = $2,800 - $2,500 = $300

           0 $10,000 payment was received eight or more years before surrender and is surrendered without surrender charge; and

         480 $8,000 payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and

         420        $6,000 payment is surrendered with a 7% surrender charge
                    since there has been 1 completed year from date of
                    purchase payment.
        ----
        $900

54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS
EXAMPLE -- MAV DEATH BENEFIT

o    You purchase the contract (with the MAV rider) with a payment of $20,000.

o    On the first contract anniversary the contract value grows to $24,000.

o During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

        Greatest of your contract anniversary contract values:                      $24,000
        plus purchase payments made since that anniversary:                              +0
        minus adjusted partial surrenders, calculated as:
        ($1,500 x $24,000)
        ------------------
            $22,000 =                                                                -1,636
                                                                                -----------
        for a death benefit of:                                                     $22,364

EXAMPLE -- EEB DEATH BENEFIT

o You purchase the contract with a payment of $100,000 and both you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

o During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

o On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

     MAV death benefit amount (contract value):                                    $110,000
     plus the EEB which equals 40% of earnings
        at death (MAV death benefit amount minus payments not
        previously surrendered):
        0.40 x ($110,000 - $100,000) =                                               +4,000
                                                                                   --------
     Total death benefit of:                                                       $114,000

o On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                         $110,000
     plus the EEB (40% of earnings at death):
        0.40 x ($110,000 - $100,000) =                                               +4,000
                                                                                   --------
     Total death benefit of:                                                       $114,000

o During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):$110,000 - ($50,000 x $110,000)
                                    --------------------
                                          $105,000 =                                $57,619
        plus the EEB (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                                                 +1,048
                                                                                   --------
     Total death benefit of:                                                        $58,667

o On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

55 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

o On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                                    $200,000
        plus the EEB (40% of earnings at death)
        0.40 x 2.50 x ($55,000) =                                                   +55,000
                                                                                   --------
     Total death benefit of:                                                       $255,000

o During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value):                                    $250,000
        plus the EEB (40% of earnings at death)
        0.40 x 2.50 x ($55,000) =                                                   +55,000
                                                                                   --------
     Total death benefit of:                                                       $305,000

o During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                                    $250,000
        plus the EEB which equals 40% of earnings
        at death (the standard death benefit amount minus payments not previously surrendered):
        0.40 x ($250,000 - $105,000) =                                              +58,000
                                                                                   --------
     Total death benefit of:                                                       $308,000

EXAMPLE -- EEP DEATH BENEFIT

o You purchase the contract with an exchange purchase payment of $100,000 and both you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

o    During the first contract year the contract value grows to $105,000.
     The death benefit equals the standard death benefit amount, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

o On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

     MAV death benefit amount (contract value):                                    $110,000
     plus the EEP Part I which equals 40% of earnings at death (the
     MAV death benefit amount minus purchase payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                                                  +4,000
                                                                                   --------
     Total death benefit of:                                                       $114,000

o On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                         $110,000
     plus the EEP Part I (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                                  +4,000
     plus the EEP Part II which in the third contract year equals 10%
     of exchange purchase payments identified at issue and not previously
     surrendered: 0.10 x $100,000 =                                                 +10,000
                                                                                   --------
     Total death benefit of:                                                       $124,000

56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

o During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders): $110,000 - ($50,000 x $110,000)
                                        --------------------
                                              $105,000 =                            $57,619
     plus the EEP Part I (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                                                 +1,048
     plus the EEP Part II which in the third contract year
        equals 10% of exchange purchase payments identified at
        issue and not previously surrendered:
        0.10 x $55,000 =                                                             +5,500
                                                                                    -------
     Total death benefit of:                                                        $64,167

o On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

o On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

     MAV death benefit amount (contract value):                                    $200,000
     plus the EEP Part I (40% of earnings at death)
        0.40 x (2.50 x $55,000) =                                                   +55,000
     plus the EEP Part II which after the fourth contract
        year equals 20% of exchange purchase payments identified at issue
        and not previously surrendered: 0.20 x $55,000 =                            +11,000
                                                                                   --------
     Total death benefit of:                                                       $266,000

o During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II. The death benefit equals:

     MAV death benefit amount (contract value):                                    $250,000
     plus the EEP Part I (40% of earnings at death)
        0.40 x (2.50 x $55,000) =                                                   +55,000
     plus the EEP Part II, which after the fourth contract year equals 20%
        of exchange purchase payments identified at issue and
        not previously surrendered: 0.20 x $55,000 =                                +11,000
                                                                                   --------
     Total death benefit of:                                                       $316,000

o During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

     MAV death benefit amount (contract value):                                    $250,000
     plus the EEP Part I which equals 40% of earnings
        at death (the MAV death benefit minus payments not
        previously surrendered):
        0.40 x ($250,000 - $105,000) =                                              +58,000
     plus the EEP Part II, which after the fourth contract
        year equals 20% of exchange purchase payments identified at issue
        and not previously surrendered: 0.20 x $55,000 =                            +11,000
                                                                                   --------
     Total death benefit of:                                                       $319,000

57 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                               2006      2005      2004      2003      2002     2001  2000  1999
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES
(8/13/2001)
Accumulation unit value at beginning of period                $   1.07  $   0.99  $   0.94  $   0.73  $   0.98  $  1.00    --    --
Accumulation unit value at end of period                      $   1.12  $   1.07  $   0.99  $   0.94  $   0.73  $  0.98    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  109,952   134,591    39,117    20,015    11,313    1,710    --    --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES
(8/13/2001)
Accumulation unit value at beginning of period                $   1.27  $   1.17  $   1.02  $   0.76  $   0.98  $  1.00    --    --
Accumulation unit value at end of period                      $   1.47  $   1.27  $   1.17  $   1.02  $   0.76  $  0.98    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   25,868    24,349    20,043    10,924     6,981    1,459    --    --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                $   1.10  $   1.00  $   0.89  $   0.65  $   0.96  $  1.00    --    --
Accumulation unit value at end of period                      $   1.27  $   1.10  $   1.00  $   0.89  $   0.65  $  0.96    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    7,291     8,602    10,118    10,880     6,887    1,550    --    --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                $   1.19  $   1.14  $   1.05  $   0.82  $   0.97  $  1.00    --    --
Accumulation unit value at end of period                      $   1.38  $   1.19  $   1.14  $   1.05  $   0.82  $  0.97    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   12,088    10,621    10,625     8,724     5,572    1,081    --    --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                $   1.00        --        --        --        --       --    --    --
Accumulation unit value at end of period                      $   1.02        --        --        --        --       --    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   33,923        --        --        --        --       --    --    --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                $   0.73  $   0.72  $   0.69  $   0.48  $   0.91  $  1.00    --    --
Accumulation unit value at end of period                      $   0.80  $   0.73  $   0.72  $   0.69  $   0.48  $  0.91    --    --
Number of accumulation units outstanding at
end of period (000 omitted)                                     25,440    31,926    14,454     7,882     3,769      490    --    --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
(11/1/2005)
Accumulation unit value at beginning of period                $   1.06  $   1.00        --        --        --       --    --    --
Accumulation unit value at end of period                      $   1.14  $   1.06        --        --        --       --    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   14,120     2,021        --        --        --       --    --    --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
(8/13/2001)
Accumulation unit value at beginning of period                $   1.12  $   1.08  $   0.98  $   0.74  $   0.96  $  1.00    --    --
Accumulation unit value at end of period                      $   1.30  $   1.12  $   1.08  $   0.98  $   0.74  $  0.96    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  135,093   149,316   125,010    82,114    43,189    5,550    --    --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
(8/13/2001)
Accumulation unit value at beginning of period                $   1.88  $   1.63  $   1.31  $   0.92  $   0.98  $  1.00    --    --
Accumulation unit value at end of period                      $   2.52  $   1.88  $   1.63  $   1.31  $   0.92  $  0.98    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  203,016   153,107    70,504    34,604    12,313     805     --    --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                $   1.16  $   1.03  $   0.91  $   0.73  $   0.93  $  1.00    --    --
Accumulation unit value at end of period                      $   1.44  $   1.16  $   1.03  $   0.91  $   0.73  $  0.93    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   45,349    43,612    34,180    21,555    11,378    1,950    --    --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                $   1.04  $   1.00        --        --        --       --    --    --
Accumulation unit value at end of period                      $   0.99  $   1.04        --        --        --       --    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   78,916    10,074        --        --        --       --    --    --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                $   1.35  $   1.30  $   1.15  $   0.90  $   1.04  $  1.00    --    --
Accumulation unit value at end of period                      $   1.59  $   1.35  $   1.30  $   1.15  $   0.90  $  1.04    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  136,167   142,660   110,681    74,984    42,497    7,356    --    --
------------------------------------------------------------------------------------------------------------------------------------


58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                              2006      2005      2004      2003    2002     2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO
(5/1/2000)
Accumulation unit value at beginning of period               $   1.04  $   0.99  $   0.92  $   0.78 $  0.89  $  0.96 $  1.00      --
Accumulation unit value at end of period                     $   1.12  $   1.04  $   0.99  $   0.92 $  0.78  $  0.89 $  0.96      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           24,975    23,850    20,551    15,315   9,520    4,490   1,283      --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A
(5/1/2006)
Accumulation unit value at beginning of period               $   1.00        --        --        --      --       --      --      --
Accumulation unit value at end of period                     $   1.02        --        --        --      --       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          121,798        --        --        --      --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND,
VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period               $   1.00        --        --        --      --       --      --      --
Accumulation unit value at end of period                     $   1.07        --        --        --      --       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           59,299        --        --        --      --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO
(5/1/2006)
Accumulation unit value at beginning of period               $   1.00        --        --        --      --       --      --      --
Accumulation unit value at end of period                     $   0.97        --        --        --      --       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           51,380        --        --        --      --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period               $   1.00        --        --        --      --       --      --      --
Accumulation unit value at end of period                     $   1.03        --        --        --      --       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          103,830        --        --        --      --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2
(12/8/2003)
Accumulation unit value at beginning of period               $   1.00  $   0.93  $   0.86  $   0.83      --       --      --      --
Accumulation unit value at end of period                     $   1.12  $   1.00  $   0.93  $   0.86      --       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           15,189    16,191    11,992     9,885      --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
(5/1/2006)
Accumulation unit value at beginning of period               $   1.00        --        --        --      --       --      --      --
Accumulation unit value at end of period                     $   1.03        --        --        --      --       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          244,121        --        --        --      --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period               $   1.13  $   1.06  $   1.01  $   0.82 $  1.00 $   1.00      --      --
Accumulation unit value at end of period                     $   1.26  $   1.13  $   1.06  $   1.01 $  0.82 $   1.00      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          173,861   189,109   187,351   119,284  48,686    6,363      --      --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period               $   1.85  $   1.58  $   1.27  $   0.93 $  1.04 $   1.00      --      --
Accumulation unit value at end of period                     $   2.06  $   1.85  $   1.58  $   1.27 $  0.93 $   1.04      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          290,678   260,492   188,565   109,647  50,458    6,903      --      --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period               $   1.40  $   1.19  $   1.06  $   0.75 $  0.95 $   1.00      --      --
Accumulation unit value at end of period                     $   1.64  $   1.40  $   1.19  $   1.06 $  0.75 $   0.95      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           74,339    70,878    66,935    31,322  13,157    2,147      --      --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2
(9/15/1999)
(previously FTVIPT Franklin Real Estate Fund - Class 2)
Accumulation unit value at beginning of period               $   2.70  $   2.39  $   1.83  $   1.36 $  1.34 $   1.25 $  0.96 $  1.00
Accumulation unit value at end of period                     $   3.23  $   2.70  $   2.39  $   1.83 $  1.36 $   1.34 $  1.25 $  0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                          128,540   139,618   120,456    87,330  59,317   24,477   6,879     885
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
(9/15/1999)
Accumulation unit value at beginning of period               $   2.11  $   1.96  $   1.59  $   1.21 $  1.35 $   1.19 $  0.96 $  1.00
Accumulation unit value at end of period                     $   2.45  $   2.11  $   1.96  $   1.59 $  1.21 $   1.35 $  1.19 $  0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                           78,886    78,073    59,293    43,978  29,743   10,800   2,846     586
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period               $   1.29  $   1.17  $   1.05  $   0.85 $  0.97 $   1.00      --      --
Accumulation unit value at end of period                     $   1.51  $   1.29  $   1.17  $   1.05 $  0.85 $   0.97      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           90,391    69,986    45,710    26,370  10,942      942      --      --
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES
(9/15/1999)
Accumulation unit value at beginning of period               $   2.31  $   2.07  $   1.65  $   1.30 $  1.37 $   1.23 $  0.95 $  1.00
Accumulation unit value at end of period                     $   2.67  $   2.31  $   2.07  $   1.65 $  1.30 $   1.37 $  1.23 $  0.95
Number of accumulation units outstanding at end of
period (000 omitted)                                          163,687   174,918   115,616    83,015  56,079   23,748   7,622   1,634
------------------------------------------------------------------------------------------------------------------------------------


59 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                     2006        2005        2004        2003      2002     2001    2000     1999
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND -
INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of period      $   1.04    $   0.98    $   0.86     $  0.67   $  0.86  $  0.99  $  1.10 $  1.00
Accumulation unit value at end of period            $   1.16    $   1.04    $   0.98     $  0.86   $  0.67  $  0.86  $  0.99 $  1.10
Number of accumulation units outstanding at end
of period (000 omitted)                              231,223     248,935     128,074      83,166    71,820   60,343   42,626   8,981
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period      $   0.40    $   0.36    $   0.36     $  0.25   $  0.43  $  0.68  $  1.00      --
Accumulation unit value at end of period            $   0.43    $   0.40    $   0.36     $  0.36   $  0.25  $  0.43  $  0.68      --
Number of accumulation units outstanding at end
of period (000 omitted)                               30,606      32,606      37,258      40,520    37,200   34,767   20,288      --
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period      $   0.92    $   0.70    $   0.60     $  0.45   $  0.61  $  0.80  $  1.00      --
Accumulation unit value at end of period            $   1.34    $   0.92    $   0.70     $  0.60   $  0.45  $  0.61  $  0.80      --
Number of accumulation units outstanding at end
of period (000 omitted)                               77,239      72,832      75,760      81,742    81,189   60,527   25,763      --
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO -
SERVICE SHARES (9/15/1999)
Accumulation unit value at beginning of period      $   1.03    $   0.93    $   0.82     $  0.64   $  0.72  $  0.96  $  1.07 $  1.00
Accumulation unit value at end of period            $   1.25    $   1.03    $   0.93     $  0.82   $  0.64  $  0.72  $  0.96 $  1.07
Number of accumulation units outstanding at end
of period (000 omitted)                               86,802     101,054      90,221      62,349    29,532   15,860    7,958   1,981
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE
CLASS (5/1/2000)
Accumulation unit value at beginning of period      $   0.66    $   0.64    $   0.59     $  0.48   $  0.68  $  0.91  $  1.00     --
Accumulation unit value at end of period            $   0.70    $   0.66    $   0.64     $  0.59   $  0.48  $  0.68  $  0.91     --
Number of accumulation units outstanding at end
of period (000 omitted)                              100,533     117,493     108,239      91,666    69,576   50,212   19,521     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
(5/1/2000)
Accumulation unit value at beginning of period      $   0.89    $   0.85    $   0.81     $  0.61   $  0.90  $  0.96  $  1.00     --
Accumulation unit value at end of period            $   0.99    $   0.89    $   0.85     $  0.81   $  0.61  $  0.90  $  0.96     --
Number of accumulation units outstanding at end
of period (000 omitted)                               51,188      62,995      77,406      74,690    59,272   34,072   12,308     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS
(8/13/2001)
Accumulation unit value at beginning of period      $   1.37    $   1.18    $   0.92     $  0.68   $  0.89  $  1.00      --      --
Accumulation unit value at end of period            $   1.78    $   1.37    $   1.18     $  0.92   $  0.68  $  0.89      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               71,164      55,870      28,362      18,051    10,543    2,997      --      --
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period      $   1.00          --          --          --        --       --      --      --
Accumulation unit value at end of period            $   1.04          --          --          --        --       --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               57,067          --          --          --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE
SHARES (2/4/2004)
Accumulation unit value at beginning of period      $   1.31    $   1.16    $   1.00         --         --       --      --      --
Accumulation unit value at end of period            $   1.52    $   1.31    $   1.16         --         --       --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               51,514      33,811      11,540         --         --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period      $   1.26    $   1.15    $   1.00         --         --       --      --      --
Accumulation unit value at end of period            $   1.43    $   1.26    $   1.15         --         --       --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               34,462      18,592       7,652         --         --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES
(2/4/2004)
Accumulation unit value at beginning of period      $   1.09    $   1.07    $   1.00         --         --       --      --      --
Accumulation unit value at end of period            $   1.16    $   1.09    $   1.07         --         --       --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              339,587     150,945      22,945         --         --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE
CLASS (5/1/2006)
Accumulation unit value at beginning of period      $   1.00          --          --         --         --       --      --      --
Accumulation unit value at end of period            $   1.04          --          --         --         --       --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              154,199          --          --         --         --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II
SHARES (8/13/2001)
Accumulation unit value at beginning of period      $   1.19    $   1.14    $   0.99     $  0.81   $  0.98  $  1.00      --      --
Accumulation unit value at end of period            $   1.44    $   1.19    $   1.14     $  0.99   $  0.81  $  0.98      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               24,624      27,263      24,442      21,608    11,651    1,316      --      --
------------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO -
CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period      $   1.00          --          --          --        --      --       --      --
Accumulation unit value at end of period            $   1.01          --          --          --        --      --       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                4,723          --          --          --        --      --       --      --
------------------------------------------------------------------------------------------------------------------------------------
*PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES REORGANIZED INTO PIONEER
INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES ON DEC. 15, 2006.


60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                    2006      2005       2004       2003      2002      2001        2000     1999
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES
(8/13/2001)
Accumulation unit value at beginning of period      $  1.09   $  0.97    $  0.91    $  0.78   $  0.98    $  1.00         --       --
Accumulation unit value at end of period            $  1.11   $  1.09    $  0.97    $  0.91   $  0.78    $  0.98         --       --
Number of accumulation units outstanding at end
of period (000 omitted)                              25,848    27,299     21,518     18,023    11,416      2,137         --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
SHARES (8/13/2001)
Accumulation unit value at beginning of period      $  1.29   $  1.15    $  1.00    $  0.78   $  0.96    $  1.00         --       --
Accumulation unit value at end of period            $  1.63   $  1.29    $  1.15    $  1.00   $  0.78    $  0.96         --       --
Number of accumulation units outstanding at end
of period (000 omitted)                              34,316    37,980     40,598     38,012    20,773      2,460         --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period      $  1.02   $  0.91    $  0.78    $  0.59   $  0.85    $  1.29    $  1.36  $  1.00
Accumulation unit value at end of period            $  1.06   $  1.02    $  0.91    $  0.78   $  0.59    $  0.85    $  1.29  $  1.36
Number of accumulation units outstanding at end
of period (000 omitted)                              42,808    49,747     57,095     67,224    72,033     74,819     49,764    5,084
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED
FUND (9/15/1999)
Accumulation unit value at beginning of period      $  1.08   $  1.05    $  0.97    $  0.81   $  0.94    $  1.05    $  1.09  $  1.00
Accumulation unit value at end of period            $  1.23   $  1.08    $  1.05    $  0.97   $  0.81    $  0.94    $  1.05  $  1.09
Number of accumulation units outstanding at end
of period (000 omitted)                              89,309    92,705     84,704     79,035    64,273     37,760     28,348    5,220
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND* (9/15/1999)
Accumulation unit value at beginning of period      $  1.12   $  1.10    $  1.10    $  1.10   $  1.09    $  1.06    $  1.01  $  1.00
Accumulation unit value at end of period            $  1.16   $  1.12    $  1.10    $  1.10   $  1.10    $  1.09    $  1.06  $  1.01
Number of accumulation units outstanding at end
of period (000 omitted)                             258,492   193,996    187,100    203,753   255,251    243,870    171,785   65,522
------------------------------------------------------------------------------------------------------------------------------------
*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO -
CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.73% AND 3.80%, RESPECTIVELY.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND
FUND (2/4/2004)
Accumulation unit value at beginning of period      $  1.03   $  1.02    $  1.00         --        --         --         --       --
Accumulation unit value at end of period            $  1.06   $  1.03    $  1.02         --        --         --         --       --
Number of accumulation units outstanding at end
of period (000 omitted)                              24,861    17,450      7,405         --        --         --         --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED
BOND FUND (9/15/1999)
Accumulation unit value at beginning of period      $  1.30   $  1.28    $  1.23    $  1.19   $  1.13    $  1.06    $  1.01  $  1.00
Accumulation unit value at end of period            $  1.34   $  1.30    $  1.28    $  1.23   $  1.19    $  1.13    $  1.06  $  1.01
Number of accumulation units outstanding at end
of period (000 omitted)                             511,100   332,677    221,377    188,939   154,530     83,968     30,783    7,186
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND (9/15/1999)
Accumulation unit value at beginning of period      $  1.52   $  1.35    $  1.15    $  0.82   $  1.02    $  1.01    $  1.03  $  1.00
Accumulation unit value at end of period            $  1.81   $  1.52    $  1.35    $  1.15   $  0.82    $  1.02    $  1.01  $  1.03
Number of accumulation units outstanding at end
of period (000 omitted)                             585,144   408,559    255,776    134,486    86,442     43,328     12,124    3,149
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING
MARKETS FUND (5/1/2000)
Accumulation unit value at beginning of period      $  1.54   $  1.16    $  0.94    $  0.68   $  0.72    $  0.74    $  1.00       --
Accumulation unit value at end of period            $  2.05   $  1.54    $  1.16    $  0.94   $  0.68    $  0.72    $  0.74       --
Number of accumulation units outstanding at end
of period (000 omitted)                              89,672    75,520     22,549      8,256     4,750      1,789        906       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL
VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period      $  1.00        --         --         --        --         --         --       --
Accumulation unit value at end of period            $  1.09        --         --         --        --         --         --       --
Number of accumulation units outstanding at end
of period (000 omitted)                             123,150        --         --         --        --         --         --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND
FUND (9/15/1999)
Accumulation unit value at beginning of period      $  1.36   $  1.44    $  1.32    $  1.18   $  1.03    $  1.03    $  1.00  $  1.00
Accumulation unit value at end of period            $  1.44   $  1.36    $  1.44    $  1.32   $  1.18    $  1.03    $  1.03  $  1.00
Number of accumulation units outstanding at end
of period (000 omitted)                             169,931   130,135     82,347     51,936    31,133     16,572      8,968    1,552
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL
INFLATION PROTECTED SECURITIES FUND (9/13/2004)
Accumulation unit value at beginning of period      $  1.05   $  1.03    $  1.00         --        --         --         --       --
Accumulation unit value at end of period            $  1.05   $  1.05    $  1.03         --        --         --         --       --
Number of accumulation units outstanding at end
of period (000 omitted)                             161,490    91,038      2,274         --        --         --         --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND
(9/15/1999)
Accumulation unit value at beginning of period      $  0.66   $  0.62    $  0.57    $  0.48   $  0.65    $  0.95    $  1.18  $  1.00
Accumulation unit value at end of period            $  0.73   $  0.66    $  0.62    $  0.57   $  0.48    $  0.65    $  0.95  $  1.18
Number of accumulation units outstanding at end
of period (000 omitted)                             326,108   323,849    191,140    192,314   135,693    129,186     97,754   16,891
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD
BOND FUND (9/15/1999)
Accumulation unit value at beginning of period      $  1.25   $  1.21    $  1.09    $  0.88   $  0.95    $  0.91    $  1.01  $  1.00
Accumulation unit value at end of period            $  1.37   $  1.25    $  1.21    $  1.09   $  0.88    $  0.95    $  0.91  $  1.01
Number of accumulation units outstanding at end
of period (000 omitted)                             251,768   262,154    242,254    177,150    93,845     58,348     31,722    7,774
------------------------------------------------------------------------------------------------------------------------------------


61 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                          2006      2005      2004      2003      2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES
FUND (9/13/2004)
Accumulation unit value at beginning of period            $  1.07   $  1.04   $  1.00        --        --       --       --       --
Accumulation unit value at end of period                  $  1.14   $  1.07   $  1.04        --        --       --       --       --
Number of accumulation units outstanding at end of period
(000 omitted)                                             109,316    29,477     1,052        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL
OPPORTUNITY FUND (9/15/1999)
Accumulation unit value at beginning of period            $  0.91   $  0.81   $  0.69   $  0.55   $  0.67  $  0.95  $  1.27  $  1.00
Accumulation unit value at end of period                  $  1.12   $  0.91   $  0.81   $  0.69   $  0.55  $  0.67  $  0.95  $  1.27
Number of accumulation units outstanding at end of period
 (000 omitted)                                             80,961    77,787    51,446    23,614    20,012   15,821   13,967    2,575
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
(9/15/1999)
Accumulation unit value at beginning of period            $  0.84   $  0.79   $  0.75   $  0.59   $  0.76  $  0.93  $  1.14  $  1.00
Accumulation unit value at end of period                  $  0.96   $  0.84   $  0.79   $  0.75   $  0.59  $  0.76  $  0.93  $  1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                             450,207   263,828   130,790    69,981    52,124   26,327   24,003    5,333
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND
(2/4/2004)
Accumulation unit value at beginning of period            $  1.14   $  1.10   $  1.00        --        --       --       --       --
Accumulation unit value at end of period                  $  1.34   $  1.14   $  1.10        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                        7,937     6,232     3,498        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND
(5/1/2001)
Accumulation unit value at beginning of period            $  1.23   $  1.12   $  1.04   $  0.85   $  1.00  $  1.00       --       --
Accumulation unit value at end of period                  $  1.22   $  1.23   $  1.12   $  1.04   $  0.85  $  1.00       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       62,826    47,283    53,376    42,780    16,388    2,489       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE
FUND (5/2/2005)
Accumulation unit value at beginning of period            $  1.19   $  1.00        --        --        --       --       --       --
Accumulation unit value at end of period                  $  1.36   $  1.19        --        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      101,239     6,605        --        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX
FUND (5/1/2000)
Accumulation unit value at beginning of period            $  0.87   $  0.84   $  0.77   $  0.61   $  0.79  $  0.91  $  1.00       --
Accumulation unit value at end of period                  $  1.00   $  0.87   $  0.84   $  0.77   $  0.61  $  0.79  $  0.91       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      139,008   154,949   144,039   103,587    64,771   35,957    9,812       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE
FUND (2/4/2004)
Accumulation unit value at beginning of period            $  1.12   $  1.12   $  1.00        --        --       --       --       --
Accumulation unit value at end of period                  $  1.29   $  1.12   $  1.12        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                        9,786    10,247     4,730        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION
U.S. GOVERNMENT FUND (9/15/1999)
Accumulation unit value at beginning of period            $  1.22   $  1.21   $  1.21   $  1.20   $  1.14  $  1.08  $  1.00  $  1.00
Accumulation unit value at end of period                  $  1.25   $  1.22   $  1.21   $  1.21   $  1.20  $  1.14  $  1.08  $  1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                      125,729   145,087   160,725   155,718   124,866   50,510   16,258   11,135
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE
FUND (9/15/1999)
Accumulation unit value at beginning of period            $  1.60   $  1.53   $  1.30   $  0.89   $  1.08  $  1.16  $  1.12  $  1.00
Accumulation unit value at end of period                  $  1.77   $  1.60   $  1.53   $  1.30   $  0.89  $  1.08  $  1.16  $  1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       49,721    59,243    61,563    44,627    29,202   22,792   14,830    2,970
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE
FUND (8/14/2001)
Accumulation unit value at beginning of period            $  1.60   $  1.52   $  1.28   $  0.93   $  1.07  $  1.00       --       --
Accumulation unit value at end of period                  $  1.91   $  1.60   $  1.52   $  1.28   $  0.93  $  1.07       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      126,637   127,559    90,541    67,609    43,199    6,885       --       --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,
CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period            $  1.19   $  1.15   $  1.00        --        --       --       --       --
Accumulation unit value at end of period                  $  1.37   $  1.19   $  1.15        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      258,223   203,272    36,974        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO,
CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period            $  1.00        --        --        --        --       --       --       --
Accumulation unit value at end of period                  $  1.23        --        --        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       51,499        --        --        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II
SHARES (5/1/2006)
Accumulation unit value at beginning of period            $  1.00        --        --        --        --       --       --       --
Accumulation unit value at end of period                  $  0.99        --        --        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       37,273        --        --        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------


62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                        2006      2005      2004      2003     2002     2001     2000    1999
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/15/1999)
Accumulation unit value at beginning of period          $  1.67   $  1.38   $  1.07   $  0.72  $  0.85  $  1.08  $  1.51 $  1.00
Accumulation unit value at end of period                $  2.27   $  1.67   $  1.38   $  1.07  $  0.72  $  0.85  $  1.08 $  1.51
Number of accumulation units outstanding at end
of period (000 omitted)                                 186,862   170,230   104,567    66,022   43,554   27,818   18,245   1,234
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/15/1999)
Accumulation unit value at beginning of period          $  1.77   $  1.60   $  1.36   $  0.96  $  1.16  $  1.05  $  1.15 $  1.00
Accumulation unit value at end of period                $  1.89   $  1.77   $  1.60   $  1.36  $  0.96  $  1.16  $  1.05 $  1.15
Number of accumulation units outstanding at end
of period (000 omitted)                                 235,960   241,623   184,961   129,824   78,311   40,791   23,813   2,476
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND
(5/1/2001)
Accumulation unit value at beginning of period          $  1.15   $  1.10   $  1.02   $  0.84  $  0.97  $  1.00       --      --
Accumulation unit value at end of period                $  1.28   $  1.15   $  1.10   $  1.02  $  0.84  $  0.97       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  40,046    43,629    41,656    30,948   14,864    3,799       --      --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND
(5/1/2001)
Accumulation unit value at beginning of period          $  1.06   $  0.98   $  0.90   $  0.69  $  0.90  $  1.00       --      --
Accumulation unit value at end of period                $  1.28   $  1.06   $  0.98   $  0.90  $  0.69  $  0.90       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                   8,088     9,021    10,390     8,227    4,703    1,200       --      --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (8/13/2001)
Accumulation unit value at beginning of period          $  1.22   $  1.14   $  0.97   $  0.72  $  0.99  $  1.00       --      --
Accumulation unit value at end of period                $  1.36   $  1.22   $  1.14   $  0.97  $  0.72  $  0.99       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  36,471    41,049    43,145    38,865   25,397    3,701       --      --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND
(5/1/2001)
Accumulation unit value at beginning of period          $  0.97   $  0.92   $  0.81   $  0.58  $  0.94  $  1.00       --      --
Accumulation unit value at end of period                $  1.18   $  0.97   $  0.92   $  0.81  $  0.58  $  0.94       --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  25,726    19,618    22,185    19,289    9,992    2,060       --      --
------------------------------------------------------------------------------------------------------------------------------------


63 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                           2006     2005     2004     2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND,
SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period             $  1.06  $  0.98  $  0.93  $  0.73  $  0.98  $  1.00       --       --
Accumulation unit value at end of period                   $  1.11  $  1.06  $  0.98  $  0.93  $  0.73  $  0.98       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                                 56,007   64,800   21,785   12,215    7,624    1,711       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND,
SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period             $  1.26  $  1.16  $  1.02  $  0.76  $  0.98  $  1.00       --       --
Accumulation unit value at end of period                   $  1.45  $  1.26  $  1.16  $  1.02  $  0.76  $  0.98       --       --
Number of accumulation units outstanding
at end of period (000 omitted)                              14,692   13,500   12,074    7,348    4,808    1,224       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period             $  1.09  $  0.99  $  0.88  $  0.65  $  0.96  $  1.00       --       --
Accumulation unit value at end of period                   $  1.25  $  1.09  $  0.99  $  0.88  $  0.65  $  0.96       --       --
Number of accumulation units outstanding
at end of period (000 omitted)                               4,211    4,924    5,936    6,700    4,845    1,426       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND,
SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period             $  1.18  $  1.13  $  1.05  $  0.82  $  0.96  $  1.00       --       --
Accumulation unit value at end of period                   $  1.36  $  1.18  $  1.13  $  1.05  $  0.82  $  0.96       --       --
Number of accumulation units outstanding
at end of period (000 omitted)                               7,305    6,396    6,649    5,460    3,709      901       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND,
SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  1.02       --       --       --       --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                                 15,226       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period             $  0.72  $  0.71  $  0.69  $  0.48  $  0.91  $  1.00       --       --
Accumulation unit value at end of period                   $  0.79  $  0.72  $  0.71  $  0.69  $  0.48  $  0.91       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                                 12,094   14,960    8,076    5,212    2,845      911       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY
PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period             $  1.06  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period                   $  1.14  $  1.06       --       --       --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                                  5,609      801       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME
PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period             $  1.11  $  1.07  $  0.97  $  0.74  $  0.96  $  1.00       --       --
Accumulation unit value at end of period                   $  1.29  $  1.11  $  1.07  $  0.97  $  0.74  $  0.96       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                                 84,552   91,924   75,935   54,358   29,770    4,363       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period             $  1.86  $  1.61  $  1.31  $  0.92  $  0.98  $  1.00       --       --
Accumulation unit value at end of period                   $  2.49  $  1.86  $  1.61  $  1.31  $  0.92  $  0.98       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                                127,479   94,909   44,705   24,114    9,270      790       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL,
CLASS II (8/13/2001)
Accumulation unit value at beginning of period             $  1.15  $  1.03  $  0.90  $  0.73  $  0.93  $  1.00       --       --
Accumulation unit value at end of period                   $  1.42  $  1.15  $  1.03  $  0.90  $  0.73  $  0.93       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                                 26,700   27,136   22,031   15,471    8,200    1,927       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period             $  1.04  $  1.00       --       --       --       --       --       --
Accumulation unit value at end of period                   $  0.99  $  1.04       --       --       --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                                 35,411    4,856       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period             $  1.34  $  1.29  $  1.14  $  0.89  $  1.04  $  1.00       --       --
Accumulation unit value at end of period                   $  1.57  $  1.34  $  1.29  $  1.14  $  0.89  $  1.04       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                                 93,343   95,710   71,318   50,607   30,523    7,298       --       --
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL
BALANCED PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period             $  1.02  $  0.98  $  0.91  $  0.77  $  0.89  $  0.96  $  1.00       --
Accumulation unit value at end of period                   $  1.10  $  1.02  $  0.98  $  0.91  $  0.77  $  0.89  $  0.96       --
Number of accumulation units outstanding at
end of period (000 omitted)                                 19,334   19,301   17,682   14,100    9,832    6,090    1,693       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES,
CLASS A (5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                   $  1.02       --       --       --       --       --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                                 66,352       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                     2006      2005     2004       2003     2002      2001       2000      1999
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND,
VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period      $   1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period            $   1.07        --        --        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               32,712        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY
PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period      $   1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period            $   0.97        --        --        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               26,224        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME
FUND (5/1/2006)
Accumulation unit value at beginning of period      $   1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period            $   1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               59,159        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND -
CLASS 2 (12/8/2003)
Accumulation unit value at beginning of period      $   1.00  $   0.92  $   0.86  $   0.82        --        --        --        --
Accumulation unit value at end of period            $   1.11  $   1.00  $   0.92  $   0.86        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                                9,669    10,001     8,036     6,384        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO SERVICE
CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period      $   1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period            $   1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                              127,364        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP GROWTH & INCOME PORTFOLIO SERVICE
CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period      $   1.12  $   1.05  $   1.00  $   0.82  $   1.00  $   1.00        --        --
Accumulation unit value at end of period            $   1.25  $   1.12  $   1.05  $   1.00  $   0.82  $   1.00        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                              112,864   121,317   119,521    81,919    36,320     8,177        --        --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP MID CAP PORTFOLIO SERVICE
CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period      $   1.83  $   1.57  $   1.27  $   0.93  $   1.04  $   1.00        --        --
Accumulation unit value at end of period            $   2.04  $   1.83  $   1.57  $   1.27  $   0.93  $   1.04        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                              174,833   157,678   117,171    72,124    35,541     6,689        --        --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP OVERSEAS PORTFOLIO SERVICE
CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period      $   1.39  $   1.18  $   1.05  $   0.74  $   0.94  $   1.00        --        --
Accumulation unit value at end of period            $   1.62  $   1.39  $   1.18  $   1.05  $   0.74  $   0.94        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               52,627    48,642    42,672    21,405    10,123     2,157        --        --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES
FUND - CLASS 2 (9/15/1999)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE
FUND - CLASS 2)
Accumulation unit value at beginning of period      $   2.66  $   2.37  $   1.81  $   1.35  $   1.33  $   1.25  $   0.96  $   1.00
Accumulation unit value at end of period            $   3.18  $   2.66  $   2.37  $   1.81  $   1.35  $   1.33  $   1.25  $   0.96
Number of accumulation units outstanding at end
of period (000 omitted)                               81,589    88,911    80,587    63,047    44,591    19,803     6,181       683
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
FUND - CLASS 2 (9/15/1999)
Accumulation unit value at beginning of period      $   2.09  $   1.94  $   1.58  $   1.21  $   1.34  $   1.19  $   0.96  $   1.00
Accumulation unit value at end of period            $   2.42  $   2.09  $   1.94  $   1.58  $   1.21  $   1.34  $   1.19  $   0.96
Number of accumulation units outstanding at end
of period (000 omitted)                               55,078    55,521    44,541    34,639    23,553     9,584     2,897       590
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES
FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period      $   1.28  $   1.17  $   1.04  $   0.84  $   0.96  $   1.00        --        --
Accumulation unit value at end of period            $   1.50  $   1.28  $   1.17  $   1.04  $   0.84  $   0.96        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               63,662    50,166    33,241    21,294     9,151     1,114        --        --
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE
FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of period      $   2.29  $   2.05  $   1.64  $   1.29  $   1.37  $   1.23  $   0.95  $   1.00
Accumulation unit value at end of period            $   2.63  $   2.29  $   2.05  $   1.64  $   1.29  $   1.37  $   1.23  $   0.95
Number of accumulation units outstanding at end
of period (000 omitted)                              112,452   117,932    84,473    65,106    47,539    24,711    10,265     2,023
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND -
INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of period      $   1.02  $   0.97  $   0.85  $   0.67  $   0.86  $   0.99  $   1.10  $   1.00
Accumulation unit value at end of period            $   1.15  $   1.02  $   0.97  $   0.85  $   0.67  $   0.86  $   0.99  $   1.10
Number of accumulation units outstanding at end
of period (000 omitted)                              160,736   168,697   108,140    80,350    75,489    71,185    55,239     9,951
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period      $   0.40  $   0.36  $   0.36  $   0.25  $   0.42  $   0.68  $   1.00        --
Accumulation unit value at end of period            $   0.42  $   0.40  $   0.36  $   0.36  $   0.25  $   0.42  $   0.68        --
Number of accumulation units outstanding at end
of period (000 omitted)                               22,668    24,131    27,479    30,159    31,354    34,050    22,949        --
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

65 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                    2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period      $  0.91   $  0.70   $  0.59   $  0.45   $  0.61   $  0.80   $  1.00        --
Accumulation unit value at end of period            $  1.33   $  0.91   $  0.70   $  0.59   $  0.45   $  0.61   $  0.80        --
Number of accumulation units outstanding at end
of period (000 omitted)                              61,879    59,325    61,390    68,389    74,111    64,147    29,251        --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY
PORTFOLIO - SERVICE SHARES (9/15/1999)
Accumulation unit value at beginning of period      $  1.01   $  0.92   $  0.81   $  0.64   $  0.72   $  0.96   $  1.07   $  1.00
Accumulation unit value at end of period            $  1.23   $  1.01   $  0.92   $  0.81   $  0.64   $  0.72   $  0.96   $  1.07
Number of accumulation units outstanding at end
of period (000 omitted)                              62,992    73,982    66,844    53,159    28,853    19,727    10,774     2,504
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)INVESTORS GROWTH STOCK SERIES -
SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period      $  0.65   $  0.63   $  0.59   $  0.48   $  0.67   $  0.90   $  1.00        --
Accumulation unit value at end of period            $  0.69   $  0.65   $  0.63   $  0.59   $  0.48   $  0.67   $  0.90        --
Number of accumulation units outstanding at end
of period (000 omitted)                              73,300    84,506    78,223    74,564    62,663    51,051    21,973        --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)NEW DISCOVERY SERIES -
SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period      $  0.88   $  0.84   $  0.80   $  0.61   $  0.90   $  0.96   $  1.00        --
Accumulation unit value at end of period            $  0.98   $  0.88   $  0.84   $  0.80   $  0.61   $  0.90   $  0.96        --
Number of accumulation units outstanding at end
of period (000 omitted)                              38,120    48,503    60,214    61,988    53,383    36,822    15,060        --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period      $  1.36   $  1.18   $  0.91   $  0.68   $  0.89   $  1.00        --        --
Accumulation unit value at end of period            $  1.76   $  1.36   $  1.18   $  0.91   $  0.68   $  0.89        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                              45,869    35,163    18,264    12,519     7,093     2,778        --        --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period      $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                              26,517        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA,
SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period      $  1.30   $  1.15   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.51   $  1.30   $  1.15        --        --        --        --        --
Number of accumulation units outstanding at
end of period (000 omitted)                          34,962    20,721     6,121        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period      $  1.25   $  1.15   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.42   $  1.25   $  1.15        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                              22,606    12,037     4,085        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA,
SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period      $  1.08   $  1.07   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.15   $  1.08   $  1.07        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                             226,000    94,657    11,924        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO,
ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period      $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                              76,067        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO -
CLASS II SHARES (8/13/2001)
Accumulation unit value at beginning of period      $  1.18   $  1.13   $  0.98   $  0.81   $  0.97   $  1.00        --        --
Accumulation unit value at end of period            $  1.43   $  1.18   $  1.13   $  0.98   $  0.81   $  0.97        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                              15,917    17,370    15,748    13,512     7,193     1,106        --        --
---------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO -
CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period      $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.01        --        --        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               2,935        --        --        --        --        --        --        --
*Pioneer Europe VCT Portfolio - Class II Shares
reorganized into Pioneer International Value VCT
Portfolio - Class II Shares on Dec. 15, 2006.
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
SHARES (8/13/2001)
Accumulation unit value at beginning of period      $  1.08   $  0.96   $  0.91   $  0.77   $  0.98   $  1.00        --        --
Accumulation unit value at end of period            $  1.10   $  1.08   $  0.96   $  0.91   $  0.77   $  0.98        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                              13,569    14,517    11,248     9,676     6,574     1,743        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND -
CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period      $  1.27   $  1.15   $  1.00   $  0.78   $  0.96   $  1.00        --        --
Accumulation unit value at end of period            $  1.61   $  1.27   $  1.15   $  1.00   $  0.78   $  0.96        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                              21,524    23,458    24,819    24,880    15,138     2,180        --        --
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                     2006      2005      2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period      $   1.00  $   0.90  $   0.77  $   0.58  $   0.85  $   1.29  $   1.36  $   1.00
Accumulation unit value at end of period            $   1.05  $   1.00  $   0.90  $   0.77  $   0.58  $   0.85  $   1.29  $   1.36
Number of accumulation units outstanding at end
of period (000 omitted)                               34,609    42,680    51,579    63,075    73,930    87,722    68,407     7,245
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO -
BALANCED FUND (9/15/1999)
Accumulation unit value at beginning of period      $   1.07  $   1.04  $   0.96  $   0.80  $   0.93  $   1.05  $   1.09  $   1.00
Accumulation unit value at end of period            $   1.21  $   1.07  $   1.04  $   0.96  $   0.80  $   0.93  $   1.05  $   1.09
Number of accumulation units outstanding at end
of period (000 omitted)                               74,221    77,525    74,540    73,310    64,613    53,096    39,810     6,539
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND* (9/15/1999)
Accumulation unit value at beginning of period      $   1.10  $   1.08  $   1.09  $   1.09  $   1.09  $   1.06  $   1.01  $   1.00
Accumulation unit value at end of period            $   1.14  $   1.10  $   1.08  $   1.09  $   1.09  $   1.09  $   1.06  $   1.01
Number of accumulation units outstanding at end
of period (000 omitted)                              211,744   147,452   148,915   178,580   228,237   265,455   203,922    87,424
----------------------------------------------------------------------------------------------------------------------------------
*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.55%
AND 3.61%, RESPECTIVELY.
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO -
CORE BOND FUND (2/4/2004)
Accumulation unit value at beginning of period      $   1.03  $   1.02  $   1.00        --        --        --        --        --
Accumulation unit value at end of period            $   1.05  $   1.03  $   1.02        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               22,501    15,300     4,962        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED
BOND FUND (9/15/1999)
Accumulation unit value at beginning of period      $   1.28  $   1.26  $   1.22  $   1.18  $   1.13  $   1.06  $   1.01  $   1.00
Accumulation unit value at end of period            $   1.32  $   1.28  $   1.26  $   1.22  $   1.18  $   1.13  $   1.06  $   1.01
Number of accumulation units outstanding at end
of period (000 omitted)                              351,043   257,273   190,125   176,013   159,405   106,760    43,920    11,675
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND (9/15/1999)
Accumulation unit value at beginning of period      $   1.51  $   1.34  $   1.14  $   0.82  $   1.02  $   1.01  $   1.03  $   1.00
Accumulation unit value at end of period            $   1.79  $   1.51  $   1.34  $   1.14  $   0.82  $   1.02  $   1.01  $   1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              383,460   278,737   181,318    99,776    67,958    41,299    14,227     3,441
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING
MARKETS FUND (5/1/2000)
 Accumulation unit value at beginning of period     $   1.53  $   1.15  $   0.94  $   0.67  $   0.72  $   0.74  $   1.00        --
Accumulation unit value at end of period            $   2.02  $   1.53  $   1.15  $   0.94  $   0.67  $   0.72  $   0.74        --
Number of accumulation units outstanding at end
of period (000 omitted)                               51,867    44,244    16,315     6,501     3,888     1,542       693        --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL
VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period      $   1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period            $   1.08        --        --        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               57,963        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL
BOND FUND (9/15/1999)
Accumulation unit value at beginning of period      $   1.34  $   1.43  $   1.31  $   1.17  $   1.03  $   1.02  $   1.00  $   1.00
Accumulation unit value at end of period            $   1.42  $   1.34  $   1.43  $   1.31  $   1.17  $   1.03  $   1.02  $   1.00
Number of accumulation units outstanding at end
of period (000 omitted)                              123,834   102,876    72,702    54,100    36,626    23,970    14,137     2,368
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL
INFLATION PROTECTED SECURITIES FUND (9/13/2004)
Accumulation unit value at beginning of period      $   1.05  $   1.03  $   1.00        --        --        --        --        --
Accumulation unit value at end of period            $   1.05  $   1.05  $   1.03        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               95,224    51,906     1,504        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO -
GROWTH FUND (9/15/1999)
Accumulation unit value at beginning of period      $   0.66  $   0.61  $   0.57  $   0.47  $   0.64  $   0.94  $   1.18  $   1.00
Accumulation unit value at end of period            $   0.72  $   0.66  $   0.61  $   0.57  $   0.47  $   0.64  $   0.94  $   1.18
Number of accumulation units outstanding at end
of period (000 omitted)                              216,237   212,229   135,373   147,485   118,986   130,764   106,410    13,813
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH
YIELD BOND FUND (9/15/1999)
Accumulation unit value at beginning of period      $   1.23  $   1.20  $   1.08  $   0.87  $   0.94  $   0.91  $   1.01  $   1.00
Accumulation unit value at end of period            $   1.35  $   1.23  $   1.20  $   1.08  $   0.87  $   0.94  $   0.91  $   1.01
Number of accumulation units outstanding at end
of period (000 omitted)                              221,767   237,711   236,566   197,358   122,784    88,813    52,655    10,137
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME
OPPORTUNITIES FUND (9/13/2004)
Accumulation unit value at beginning of period      $   1.06  $   1.04  $   1.00        --        --        --        --        --
Accumulation unit value at end of period            $   1.14  $   1.06  $   1.04        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               61,812    18,068       783        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL
OPPORTUNITY FUND (9/15/1999)
Accumulation unit value at beginning of period      $   0.90  $   0.80  $   0.69  $   0.54  $   0.67  $   0.95  $   1.27  $   1.00
Accumulation unit value at end of period            $   1.11  $   0.90  $   0.80  $   0.69  $   0.54  $   0.67  $   0.95  $   1.27
Number of accumulation units outstanding at end
of period (000 omitted)                               64,541    61,793    40,351    21,462    19,189    18,664    15,670     2,173
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

67 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                     2006      2005      2004      2003      2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP
EQUITY FUND (9/15/1999)
Accumulation unit value at beginning of period      $   0.82  $   0.78  $   0.75  $   0.58  $   0.76  $   0.93  $   1.14  $   1.00
Accumulation unit value at end of period            $   0.94  $   0.82  $   0.78  $   0.75  $   0.58  $   0.76  $   0.93  $   1.14
Number of accumulation units outstanding at end
of period (000 omitted)                              290,744   144,230    94,730    45,599    34,956    26,779    22,159     3,227
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP
VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period      $   1.13  $   1.09  $   1.00        --        --        --        --        --
Accumulation unit value at end of period            $   1.34  $   1.13  $   1.09        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                                4,707     3,594     2,030        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP
GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period      $   1.22  $   1.11  $   1.03  $   0.85  $   0.99  $   1.00        --        --
Accumulation unit value at end of period            $   1.20  $   1.22  $   1.11  $   1.03  $   0.85  $   0.99        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               43,939    31,419    35,498    29,450    12,145     2,238        --        --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP
VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period      $   1.19  $   1.00        --        --        --        --        --        --
Accumulation unit value at end of period            $   1.36  $   1.19        --        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               54,642     4,982        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500
INDEX FUND (5/1/2000)
Accumulation unit value at beginning of period      $   0.86  $   0.84  $   0.77  $   0.60  $   0.79  $   0.91  $   1.00        --
Accumulation unit value at end of period            $   0.99  $   0.86  $   0.84  $   0.77  $   0.60  $   0.79  $   0.91        --
Number of accumulation units outstanding at end
of period (000 omitted)                              104,302   122,070   117,372    91,398    65,011    40,575    14,084        --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT
VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period      $   1.12  $   1.12  $   1.00        --        --        --        --        --
Accumulation unit value at end of period            $   1.28  $   1.12  $   1.12        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                                5,724     5,777     2,540        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT
DURATION U.S. GOVERNMENT FUND (9/15/1999)
Accumulation unit value at beginning of period      $   1.20  $   1.20  $   1.20  $   1.19  $   1.13  $   1.08  $   1.00  $   1.00
Accumulation unit value at end of period            $   1.24  $   1.20  $   1.20  $   1.20  $   1.19  $   1.13  $   1.08  $   1.00
Number of accumulation units outstanding at end
of period (000 omitted)                              108,222   121,249   130,386   135,202   116,147    56,966    24,654    12,796
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL
CAP ADVANTAGE FUND (9/15/1999)
Accumulation unit value at beginning of period      $   1.58  $   1.52  $   1.29  $   0.88  $   1.07  $   1.16  $   1.12  $   1.00
Accumulation unit value at end of period            $   1.74  $   1.58  $   1.52  $   1.29  $   0.88  $   1.07  $   1.16  $   1.12
Number of accumulation units outstanding at end
of period (000 omitted)                               38,372    46,718    51,057    39,709    29,341    24,346    16,349     3,029
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL
CAP VALUE FUND (8/14/2001)
Accumulation unit value at beginning of period      $   1.59  $   1.51  $   1.27  $   0.93  $   1.07  $   1.00        --        --
Accumulation unit value at end of period            $   1.89  $   1.59  $   1.51  $   1.27  $   0.93  $   1.07        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               69,587    72,463    57,581    44,918    28,099     6,314        --        --
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK
PORTFOLIO, CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period      $   1.18  $   1.15  $   1.00        --        --        --        --        --
Accumulation unit value at end of period            $   1.36  $   1.18  $   1.15        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                              130,395    96,755    18,714        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO,
CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period      $   1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period            $   1.22        --        --        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               27,318        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO,
CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period      $   1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period            $   0.99        --        --        --        --        --        --        --
Number of accumulation units outstanding at end
of period (000 omitted)                               17,529        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/15/1999)
Accumulation unit value at beginning of period      $   1.65  $   1.37  $   1.06  $   0.72  $   0.84  $   1.08  $   1.51  $   1.00
Accumulation unit value at end of period            $   2.24  $   1.65  $   1.37  $   1.06  $   0.72  $   0.84  $   1.08  $   1.51
Number of accumulation units outstanding at end
of period (000 omitted)                              122,718   114,381    79,981    56,466    42,309    30,297    21,844     1,343
----------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/15/1999)
Accumulation unit value at beginning of period      $   1.74  $   1.58  $   1.35  $   0.95  $   1.15  $   1.05  $   1.15  $   1.00
Accumulation unit value at end of period            $   1.86  $   1.74  $   1.58  $   1.35  $   0.95  $   1.15  $   1.05  $   1.15
Number of accumulation units outstanding at end
of period (000 omitted)                              164,257   169,886   140,320   108,046    72,853    46,456    29,881     2,723
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                    2006      2005      2004      2003     2002       2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION
FUND (5/1/2001)
Accumulation unit value at beginning of period      $  1.14   $  1.09   $  1.01   $  0.84   $  0.97   $  1.00      --    --
Accumulation unit value at end of period            $  1.26   $  1.14   $  1.09   $  1.01   $  0.84   $  0.97      --    --
Number of accumulation units outstanding at end
of period (000 omitted)                              29,215    32,466    31,201    22,278    11,859     3,224      --    --
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
CORE FUND (5/1/2001)
Accumulation unit value at beginning of period      $  1.05   $  0.97   $  0.89   $  0.69   $  0.90   $  1.00      --    --
Accumulation unit value at end of period            $  1.26   $  1.05   $  0.97   $  0.89   $  0.69   $  0.90      --    --
Number of accumulation units outstanding at end
of period (000 omitted)                               6,052     6,690     7,049     5,248     2,781     1,031      --    --
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
FUND (8/13/2001)
Accumulation unit value at beginning of period      $  1.21   $  1.13   $  0.97   $  0.72   $  0.99   $  1.00      --    --
Accumulation unit value at end of period            $  1.35   $  1.21   $  1.13   $  0.97   $  0.72   $  0.99      --    --
Number of accumulation units outstanding at end
of period (000 omitted)                              21,391    25,313    25,983    24,999     17,130    3,747      --    --
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period      $  0.96   $  0.91   $  0.81   $  0.58   $  0.94   $  1.00      --    --
Accumulation unit value at end of period            $  1.17   $  0.96   $  0.91   $  0.81   $  0.58   $  0.94      --    --
Number of accumulation units outstanding at end
of period (000 omitted)                              17,655    14,334    16,103    13,800     7,655     2,230      --    --
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

69 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                    2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.13  $  1.05  $  1.00  $  0.78  $  1.00
Accumulation unit value at end of period                                            $  1.18  $  1.13  $  1.05  $  1.00  $  0.78
Number of accumulation units outstanding at end of period (000 omitted)              19,282   24,536    5,492    1,386      379
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.33  $  1.23  $  1.07  $  0.80  $  1.00
Accumulation unit value at end of period                                            $  1.53  $  1.33  $  1.23  $  1.07  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)               3,321    2,836    2,429    1,198      552
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.19  $  1.09  $  0.97  $  0.71  $  1.00
Accumulation unit value at end of period                                            $  1.37  $  1.19  $  1.09  $  0.97  $  0.71
Number of accumulation units outstanding at end of period (000 omitted)                 608      830      916      758      242
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.26  $  1.20  $  1.11  $  0.87  $  1.00
Accumulation unit value at end of period                                            $  1.45  $  1.26  $  1.20  $  1.11  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)               1,342    1,322    1,122      925      526
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                      $  1.00       --       --       --       --
Accumulation unit value at end of period                                            $  1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)               5,096       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  0.85  $  0.84  $  0.81  $  0.56  $  1.00
Accumulation unit value at end of period                                            $  0.93  $  0.85  $  0.84  $  0.81  $  0.56
Number of accumulation units outstanding at end of period (000 omitted)               3,543    4,728    1,650      851      192
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                                      $  1.06  $  1.00       --       --       --
Accumulation unit value at end of period                                            $  1.14  $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)               2,023      333       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.21  $  1.16  $  1.06  $  0.81  $  1.00
Accumulation unit value at end of period                                            $  1.40  $  1.21  $  1.16  $  1.06  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)              18,481   20,739   16,610    9,284    3,503
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.94  $  1.68  $  1.36  $  0.95  $  1.00
Accumulation unit value at end of period                                            $  2.59  $  1.94  $  1.68  $  1.36  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)              31,867   25,568   11,679    5,621    1,417
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.33  $  1.19  $  1.05  $  0.85  $  1.00
Accumulation unit value at end of period                                            $  1.64  $  1.33  $  1.19  $  1.05  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)               7,826    7,538    4,969    2,812      944
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                                      $  1.04  $  1.00       --       --       --
Accumulation unit value at end of period                                            $  0.99  $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              12,931    2,015       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.33  $  1.28  $  1.13  $  0.89  $  1.00
Accumulation unit value at end of period                                            $  1.56  $  1.33  $  1.28  $  1.13  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)              24,433   25,428   16,423    8,977    2,837
-------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.17  $  1.11  $  1.04  $  0.88  $  1.00
Accumulation unit value at end of period                                            $  1.26  $  1.17  $  1.11  $  1.04  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)               3,270    3,186    2,458    1,272      211
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                                      $  1.00       --       --       --       --
Accumulation unit value at end of period                                            $  1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              21,100       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------

70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                    2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                                      $  1.00       --       --       --       --
Accumulation unit value at end of period                                            $  1.07       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)               9,849       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                                      $  1.00       --       --       --       --
Accumulation unit value at end of period                                            $  0.97       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)               9,239       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                                      $  1.00       --       --       --       --
Accumulation unit value at end of period                                            $  1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              18,826       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/8/2003)
Accumulation unit value at beginning of period                                      $  1.11  $  1.03  $  0.95  $  0.93       --
Accumulation unit value at end of period                                            $  1.23  $  1.11  $  1.03  $  0.95       --
Number of accumulation units outstanding at end of period (000 omitted)               1,855    2,338    2,067    1,338       --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                      $  1.00       --       --       --       --
Accumulation unit value at end of period                                            $  1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              40,094       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.16  $  1.09  $  1.04  $  0.85  $  1.00
Accumulation unit value at end of period                                            $  1.30  $  1.16  $  1.09  $  1.04  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)              25,441   28,158   27,602   15,940    3,592
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.77  $  1.52  $  1.23  $  0.90  $  1.00
Accumulation unit value at end of period                                            $  1.97  $  1.77  $  1.52  $  1.23  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)              53,339   46,944   30,787   15,111    4,182
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.55  $  1.32  $  1.17  $  0.83  $  1.00
Accumulation unit value at end of period                                            $  1.80  $  1.55  $  1.32  $  1.17  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)              10,330    9,686    7,474    2,900      553
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (2/13/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                      $  1.99  $  1.77  $  1.36  $  1.01  $  1.00
Accumulation unit value at end of period                                            $  2.37  $  1.99  $  1.77  $  1.36  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)              20,694   22,307   17,231    9,166    2,887
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.59  $  1.47  $  1.20  $  0.92  $  1.00
Accumulation unit value at end of period                                            $  1.84  $  1.59  $  1.47  $  1.20  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)              14,227   13,298    8,980    5,248    2,075
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.35  $  1.23  $  1.10  $  0.89  $  1.00
Accumulation unit value at end of period                                            $  1.58  $  1.35  $  1.23  $  1.10  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)              22,449   18,871   13,076    6,742    1,735
-------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.69  $  1.51  $  1.21  $  0.95  $  1.00
Accumulation unit value at end of period                                            $  1.94  $  1.69  $  1.51  $  1.21  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)              29,515   30,996   15,049    7,743    2,583
-------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.24  $  1.17  $  1.03  $  0.80  $  1.00
Accumulation unit value at end of period                                            $  1.38  $  1.24  $  1.17  $  1.03  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)              27,339   30,636    9,922    2,742    1,048
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.01  $  0.92  $  0.92  $  0.64  $  1.00
Accumulation unit value at end of period                                            $  1.08  $  1.01  $  0.92  $  0.92  $  0.64
Number of accumulation units outstanding at end of period (000 omitted)                 505     468       467      428       68
-------------------------------------------------------------------------------------------------------------------------------

71 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                    2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.61  $  1.23  $  1.05  $  0.79  $  1.00
Accumulation unit value at end of period                                            $  2.34  $  1.61  $  1.23  $  1.05  $  0.79
Number of accumulation units outstanding at end of period (000 omitted)               1,656    1,555    1,500    1,254      681
-------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.46  $  1.33  $  1.17  $  0.92  $  1.00
Accumulation unit value at end of period                                            $  1.77  $  1.46  $  1.33  $  1.17  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)               6,555    7,418    5,816    3,058      499
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.03  $  0.99  $  0.92  $  0.76  $  1.00
Accumulation unit value at end of period                                            $  1.09  $  1.03  $  0.99  $  0.92  $  0.76
Number of accumulation units outstanding at end of period (000 omitted)               8,628    8,658    5,399    2,971    1,088
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.04  $  1.00  $  0.96  $  0.72  $  1.00
Accumulation unit value at end of period                                            $  1.17  $  1.04  $  1.00  $  0.96  $  0.72
Number of accumulation units outstanding at end of period (000 omitted)               5,363    6,257    6,311    5,191    2,112
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.70  $  1.47  $  1.14  $  0.85  $  1.00
Accumulation unit value at end of period                                            $  2.20  $  1.70  $  1.47  $  1.14  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)               8,231    6,871    3,380    1,670      276
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                                      $  1.00       --       --       --       --
Accumulation unit value at end of period                                            $  1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)               9,305       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                      $  1.30  $  1.15  $  1.00       --       --
Accumulation unit value at end of period                                            $  1.51  $  1.30  $  1.15       --       --
Number of accumulation units outstanding at end of period (000 omitted)               4,402    1,208    4,318       --       --
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                      $  1.25  $  1.15  $  1.00       --       --
Accumulation unit value at end of period                                            $  1.42  $  1.25  $  1.15       --       --
Number of accumulation units outstanding at end of period (000 omitted)              10,328    6,924    2,998       --       --
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                      $  1.08  $  1.07  $  1.00       --       --
Accumulation unit value at end of period                                            $  1.15  $  1.08  $  1.07       --       --
Number of accumulation units outstanding at end of period (000 omitted)               4,615    4,899    7,003       --       --
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                      $  1.00       --       --       --       --
Accumulation unit value at end of period                                            $  1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)               6,857       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.24  $  1.18  $  1.03  $  0.85  $  1.00
Accumulation unit value at end of period                                            $  1.49  $  1.24  $  1.18  $  1.03  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)               4,901    5,727    5,442    4,416    1,439
-------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period                                      $  1.00       --      --        --       --
Accumulation unit value at end of period                                            $  1.01       --      --        --       --
Number of accumulation units outstanding at end of period (000 omitted)                 560       --      --        --       --
*Pioneer Europe VCT Portfolio - Class II Shares Reorganized into Pioneer International Value VCT Portfolio -
Class II Shares on   Dec. 15, 2006.
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.12  $  1.00  $  0.94  $  0.81  $  1.00
Accumulation unit value at end of period                                            $  1.14  $  1.12  $  1.00  $  0.94  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)               4,490    4,351    2,530    1,776      617
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.40  $  1.26  $  1.09  $  0.86  $  1.00
Accumulation unit value at end of period                                            $  1.77  $  1.40  $  1.26  $  1.09  $  0.86
Number of accumulation units outstanding at end of period (000 omitted)               3,961    4,252    4,043    4,165    2,086
-------------------------------------------------------------------------------------------------------------------------------

72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE
VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                    2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.25  $  1.13  $  0.96  $  0.73  $  1.00
Accumulation unit value at end of period                                            $  1.31  $  1.25  $  1.13  $  0.96  $  0.73
Number of accumulation units outstanding at end of period (000 omitted)                 986      736      559      614      267
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.19  $  1.16  $  1.07  $  0.90  $  1.00
Accumulation unit value at end of period                                            $  1.35  $  1.19  $  1.16  $  1.07  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)               4,466    3,385    2,471    1,608      531
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.01  $  0.99  $  1.00  $  1.00  $  1.00
Accumulation unit value at end of period                                            $  1.04  $  1.01  $  0.99  $  1.00  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)              37,806   22,067   19,507   13,022   12,452
*THE 7-day simple and compound yields for Riversource(R) Variable Portfolio -
Cash Management Fund at Dec. 31, 2006 were 3.48% and 3.54%, respectively.
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (2/4/2004)
Accumulation unit value at beginning of period                                      $  1.02  $  1.02  $  1.00       --       --
Accumulation unit value at end of period                                            $  1.05  $  1.02  $  1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)               4,756    3,994    1,612       --       --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.12  $  1.11  $  1.07  $  1.04  $  1.00
Accumulation unit value at end of period                                            $  1.16  $  1.12  $  1.11  $  1.07  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)              87,923   50,746   22,751   13,984    6,481
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.53  $  1.36  $  1.17  $  0.83  $  1.00
Accumulation unit value at end of period                                            $  1.82  $  1.53  $  1.36  $  1.17  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)              75,610   47,282   24,579    8,342    3,101
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (2/13/2002)
Accumulation unit value at beginning of period                                      $  2.04  $  1.54  $  1.25  $  0.90  $  1.00
Accumulation unit value at end of period                                            $  2.70  $  2.04  $  1.54  $  1.25  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)               9,829    8,412    1,983      492      220
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                      $  1.00       --       --       --       --
Accumulation unit value at end of period                                            $  1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              20,639       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.31  $  1.39  $  1.28  $  1.14  $  1.00
Accumulation unit value at end of period                                            $  1.38  $  1.31  $  1.39  $  1.28  $  1.14
Number of accumulation units outstanding at end of period (000 omitted)              26,716   18,771    8,568    3,885    1,060
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (9/13/2004)
Accumulation unit value at beginning of period                                      $  1.05  $  1.03  $  1.00       --       --
Accumulation unit value at end of period                                            $  1.05  $  1.05  $  1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)              31,048   20,279      653       --       --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.06  $  0.99  $  0.92  $  0.77  $  1.00
Accumulation unit value at end of period                                            $  1.17  $  1.06  $  0.99  $  0.92  $  0.77
Number of accumulation units outstanding at end of period (000 omitted)              24,725   23,296    7,403    5,647      973
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.32  $  1.28  $  1.16  $  0.94  $  1.00
Accumulation unit value at end of period                                            $  1.44  $  1.32  $  1.28  $  1.16  $  0.94
Number of accumulation units outstanding at end of period (000 omitted)              27,180   28,189   24,305   16,280    3,957
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (9/13/2004)
Accumulation unit value at beginning of period                                      $  1.06  $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                            $  1.14  $  1.06  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)              21,052    7,061      300       --       --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (2/13/2002)
Accumulation unit value at beginning of period                                      $  1.42  $  1.26  $  1.08  $  0.85  $  1.00
Accumulation unit value at end of period                                            $  1.74  $  1.42  $  1.26  $  1.08  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)               5,986    5,133    2,551      340       55
-------------------------------------------------------------------------------------------------------------------------------

73 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                     2006     2005     2004     2003     2002
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.05  $  1.00  $  0.95  $  0.75  $  1.00
Accumulation unit value at end of period                                             $  1.20  $  1.05  $  1.00  $  0.95  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)               27,942   27,550    4,862    1,779      291
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period                                       $  1.13  $  1.09  $  1.00       --       --
Accumulation unit value at end of period                                             $  1.33  $  1.13  $  1.09       --       --
Number of accumulation units outstanding at end of period (000 omitted)                1,124      921      450       --       --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.26  $  1.15  $  1.07  $  0.88  $  1.00
Accumulation unit value at end of period                                             $  1.24  $  1.26  $  1.15  $  1.07  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)                4,676    5,505    5,961    4,649    1,153
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                                       $  1.19  $  1.00       --       --       --
Accumulation unit value at end of period                                             $  1.36  $  1.19       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)               15,321      622       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.14  $  1.10  $  1.01  $  0.80  $  1.00
Accumulation unit value at end of period                                             $  1.30  $  1.14  $  1.10  $  1.01  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)               13,132   14,184   11,269    6,544    1,889
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period                                       $  1.12  $  1.12  $  1.00       --       --
Accumulation unit value at end of period                                             $  1.28  $  1.12  $  1.12       --       --
Number of accumulation units outstanding at end of period (000 omitted)                1,490    1,493      840       --       --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.05  $  1.04  $  1.05  $  1.04  $  1.00
Accumulation unit value at end of period                                             $  1.08  $  1.05  $  1.04  $  1.05  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)               16,153   18,707   17,403   14,902    6,107
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.52  $  1.46  $  1.25  $  0.85  $  1.00
Accumulation unit value at end of period                                             $  1.68  $  1.52  $  1.46  $  1.25  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                4,827    5,744    5,617    2,920      900
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.50  $  1.43  $  1.21  $  0.88  $  1.00
Accumulation unit value at end of period                                             $  1.79  $  1.50  $  1.43  $  1.21  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)               19,283   20,683   11,379    7,181    3,316
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period                                       $  1.18  $  1.15  $  1.00       --       --
Accumulation unit value at end of period                                             $  1.36  $  1.18  $  1.15       --       --
Number of accumulation units outstanding at end of period (000 omitted)               60,771   53,896   12,916       --       --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  1.22       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                8,886       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  0.99       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                6,372       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.99  $  1.66  $  1.28  $  0.87  $  1.00
Accumulation unit value at end of period                                             $  2.71  $  1.99  $  1.66  $  1.28  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)               21,367   19,260    9,273    4,376    1,523
--------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.56  $  1.41  $  1.21  $  0.85  $  1.00
Accumulation unit value at end of period                                             $  1.66  $  1.56  $  1.41  $  1.21  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)               42,372   41,455   26,304   13,657    3,732
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                     2006     2005     2004     2003     2002
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.20  $  1.16  $  1.07  $  0.88  $  1.00
Accumulation unit value at end of period                                             $  1.33  $  1.20  $  1.16  $  1.07  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)                4,549    5,289    5,233    3,858    1,279
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.24  $  1.14  $  1.05  $  0.81  $  1.00
Accumulation unit value at end of period                                             $  1.48  $  1.24  $  1.14  $  1.05  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)                  856    1,179    1,653      832       81
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.26  $  1.18  $  1.01  $  0.75  $  1.00
Accumulation unit value at end of period                                             $  1.40  $  1.26  $  1.18  $  1.01  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                6,324    7,621    6,990    5,557    2,340
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.11  $  1.06  $  0.94  $  0.67  $  1.00
Accumulation unit value at end of period                                             $  1.35  $  1.11  $  1.06  $  0.94  $  0.67
Number of accumulation units outstanding at end of period (000 omitted)                2,943    2,596    2,735    1,772      662
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

75 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                     2006     2005     2004     2003     2002
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.12  $  1.04  $  0.99  $  0.78  $  1.00
Accumulation unit value at end of period                                             $  1.17  $  1.12  $  1.04  $  0.99  $  0.78
Number of accumulation units outstanding at end of period (000 omitted)               10,002   11,202    2,736      978      447
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.32  $  1.22  $  1.07  $  0.80  $  1.00
Accumulation unit value at end of period                                             $  1.51  $  1.32  $  1.22  $  1.07  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)                2,051    1,835    1,591      774      463
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.19  $  1.08  $  0.97  $  0.71  $  1.00
Accumulation unit value at end of period                                             $  1.36  $  1.19  $  1.08  $  0.97  $  0.71
Number of accumulation units outstanding at end of period (000 omitted)                  357      495      596      554      286
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.25  $  1.19  $  1.11  $  0.87  $  1.00
Accumulation unit value at end of period                                             $  1.43  $  1.25  $  1.19  $  1.11  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)                  904      832      915      731      446
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                2,466       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  0.84  $  0.83  $  0.80  $  0.56  $  1.00
Accumulation unit value at end of period                                             $  0.92  $  0.84  $  0.83  $  0.80  $  0.56
Number of accumulation units outstanding at end of period (000 omitted)                1,896    2,168      923      573      157
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                                       $  1.06  $  1.00       --       --       --
Accumulation unit value at end of period                                             $  1.13  $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                  846      148       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.20  $  1.16  $  1.05  $  0.81  $  1.00
Accumulation unit value at end of period                                             $  1.38  $  1.20  $  1.16  $  1.05  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)               12,504   14,313   11,547    7,339    4,072
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.92  $  1.67  $  1.35  $  0.95  $  1.00
Accumulation unit value at end of period                                             $  2.57  $  1.92  $  1.67  $  1.35  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)               19,979   16,470    7,898    3,918    1,371
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.32  $  1.18  $  1.04  $  0.85  $  1.00
Accumulation unit value at end of period                                             $  1.63  $  1.32  $  1.18  $  1.04  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                4,188    3,768    2,448    1,128      448
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                                       $  1.04  $  1.00       --       --       --
Accumulation unit value at end of period                                             $  0.99  $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                6,545    1,015       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.32  $  1.27  $  1.13  $  0.89  $  1.00
Accumulation unit value at end of period                                             $  1.54  $  1.32  $  1.27  $  1.13  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)               15,592   16,716   10,779    5,922    2,396
--------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.16  $  1.11  $  1.04  $  0.88  $  1.00
Accumulation unit value at end of period                                             $  1.24  $  1.16  $  1.11  $  1.04  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)                2,144    2,283    1,690      769      208
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)               10,663       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.(CONTINUED)


YEAR ENDED DEC. 31,                                                                     2006     2005     2004     2003     2002
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE
SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  1.06       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                5,251       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  0.97       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                4,962       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)               12,200       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/8/2003)
Accumulation unit value at beginning of period                                       $  1.10  $  1.02  $  0.95  $  0.91       --
Accumulation unit value at end of period                                             $  1.22  $  1.10  $  1.02  $  0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                1,268    1,570    1,304    1,011       --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)               20,348       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.15  $  1.09  $  1.04  $  0.85  $  1.00
Accumulation unit value at end of period                                             $  1.28  $  1.15  $  1.09  $  1.04  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)               16,152   18,132   18,010   11,020    3,508
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.76  $  1.51  $  1.23  $  0.90  $  1.00
Accumulation unit value at end of period                                             $  1.95  $  1.76  $  1.51  $  1.23  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)               32,335   28,423   18,934    9,886    3,541
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.53  $  1.31  $  1.17  $  0.83  $  1.00
Accumulation unit value at end of period                                             $  1.79  $  1.53  $  1.31  $  1.17  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)                7,436    6,520    5,276    2,292      610
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (2/13/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                       $  1.97  $  1.76  $  1.35  $  1.01  $  1.00
Accumulation unit value at end of period                                             $  2.35  $  1.97  $  1.76  $  1.35  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)               13,498   15,139   12,119    6,601    2,989
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.57  $  1.46  $  1.20  $  0.92  $  1.00
Accumulation unit value at end of period                                             $  1.82  $  1.57  $  1.46  $  1.20  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                8,954    8,682    5,338    3,257    1,610
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.34  $  1.22  $  1.10  $  0.89  $  1.00
Accumulation unit value at end of period                                             $  1.56  $  1.34  $  1.22  $  1.10  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)               13,922   11,400    7,311    3,856    1,418
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.68  $  1.50  $  1.21  $  0.95  $  1.00
Accumulation unit value at end of period                                             $  1.92  $  1.68  $  1.50  $  1.21  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)               19,762   20,011   10,047    5,836    2,777
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND -
INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.23  $  1.17  $  1.03  $  0.80  $  1.00
Accumulation unit value at end of period                                             $  1.37  $  1.23  $  1.17  $  1.03  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)               15,324   16,269    6,220    2,770    1,483
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.01  $  0.91  $  0.92  $  0.63  $  1.00
Accumulation unit value at end of period                                             $  1.07  $  1.01  $  0.91  $  0.92  $  0.63
Number of accumulation units outstanding at end of period (000 omitted)                  215      230      249      279      112
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

77 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.(CONTINUED)


YEAR ENDED DEC. 31,                                                                     2006     2005     2004     2003     2002
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.60  $  1.23  $  1.05  $  0.79  $  1.00
Accumulation unit value at end of period                                             $  2.32  $  1.60  $  1.23  $  1.05  $  0.79
Number of accumulation units outstanding at end of period (000 omitted)                1,094      854    1,006      956      646
--------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.45  $  1.33  $  1.17  $  0.92  $  1.00
Accumulation unit value at end of period                                             $  1.75  $  1.45  $  1.33  $  1.17  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                4,513    4,983    4,090    2,091      566
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.02  $  0.99  $  0.92  $  0.76  $  1.00
Accumulation unit value at end of period                                             $  1.08  $  1.02  $  0.99  $  0.92  $  0.76
Number of accumulation units outstanding at end of period (000 omitted)                4,033    4,710    3,047    2,246      712
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.04  $  1.00  $  0.95  $  0.72  $  1.00
Accumulation unit value at end of period                                             $  1.16  $  1.04  $  1.00  $  0.95  $  0.72
Number of accumulation units outstanding at end of period (000 omitted)                3,472    4,247    4,567    3,912    1,784
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.68  $  1.46  $  1.14  $  0.85  $  1.00
Accumulation unit value at end of period                                             $  2.18  $  1.68  $  1.46  $  1.14  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                6,302    5,189    2,575    1,371      431
--------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL
PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                4,471       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                       $  1.30  $  1.15  $  1.00       --       --
Accumulation unit value at end of period                                             $  1.50  $  1.30  $  1.15       --       --
Number of accumulation units outstanding at end of period (000 omitted)                8,796    5,927    2,391       --       --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                       $  1.24  $  1.15  $  1.00       --       --
Accumulation unit value at end of period                                             $  1.41  $  1.24  $  1.15       --       --
Number of accumulation units outstanding at end of period (000 omitted)                5,725    3,700    1,477       --       --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                       $  1.08  $  1.06  $  1.00       --       --
Accumulation unit value at end of period                                             $  1.14  $  1.08  $  1.06       --       --
Number of accumulation units outstanding at end of period (000 omitted)               46,387   23,303    4,223       --       --
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)               14,860       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.23  $  1.18  $  1.03  $  0.85  $  1.00
Accumulation unit value at end of period                                             $  1.48  $  1.23  $  1.18  $  1.03  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                2,541    3,006    3,078    2,659    1,189
--------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  1.01       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                  390       --       --       --       --
*Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer
International Value VCT Portfolio - Class II Shares on Dec. 15, 2006.
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.11  $  1.00  $  0.94  $  0.80  $  1.00
Accumulation unit value at end of period                                             $  1.13  $  1.11  $  1.00  $  0.94  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)                2,416    2,388    1,649    1,108      583
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.39  $  1.25  $  1.09  $  0.86  $  1.00
Accumulation unit value at end of period                                             $  1.75  $  1.39  $  1.25  $  1.09  $  0.86
Number of accumulation units outstanding at end of period (000 omitted)                2,660    3,019    2,995    2,797    1,392


------------------------------------------------------------------------------

78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.(CONTINUED)


YEAR ENDED DEC. 31,                                                                     2006     2005     2004     2003     2002
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.24  $  1.12  $  0.96  $  0.73  $  1.00
Accumulation unit value at end of period                                             $  1.30  $  1.24  $  1.12  $  0.96  $  0.73
Number of accumulation units outstanding at end of period (000 omitted)                  706      598      413      417      192
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.18  $  1.15  $  1.07  $  0.90  $  1.00
Accumulation unit value at end of period                                             $  1.34  $  1.18  $  1.15  $  1.07  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                3,764    3,085    2,273    1,117      462
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.00  $  0.99  $  0.99  $  1.00  $  1.00
Accumulation unit value at end of period                                             $  1.03  $  1.00  $  0.99  $  0.99  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)               33,401   18,979   15,014   12,047   12,148
*The 7-day simple and compound yields for RiverSource(R) Variable Portfolio -
Cash Management Fund at Dec. 31, 2006 were 3.28% and 3.34%, respectively.
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (2/4/2004)
Accumulation unit value at beginning of period                                       $  1.02  $  1.02  $  1.00       --       --
Accumulation unit value at end of period                                             $  1.05  $  1.02  $  1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                4,585    3,473    1,734       --       --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.12  $  1.11  $  1.07  $  1.04  $  1.00
Accumulation unit value at end of period                                             $  1.15  $  1.12  $  1.11  $  1.07  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)               60,502   37,023   19,654   12,452    5,971
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.51  $  1.35  $  1.15  $  0.83  $  1.00
Accumulation unit value at end of period                                             $  1.79  $  1.51  $  1.35  $  1.15  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)               50,646   33,232   17,932    5,976    2,058
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  2.02  $  1.53  $  1.25  $  0.90  $  1.00
Accumulation unit value at end of period                                             $  2.68  $  2.02  $  1.53  $  1.25  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)                5,716    4,677    1,199      318      121
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)               10,682       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.30  $  1.38  $  1.27  $  1.14  $  1.00
Accumulation unit value at end of period                                             $  1.37  $  1.30  $  1.38  $  1.27  $  1.14
Number of accumulation units outstanding at end of period (000 omitted)               19,781   15,541    8,857    4,839    1,529
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (9/13/2004)
Accumulation unit value at beginning of period                                       $  1.04  $  1.03  $  1.00       --       --
Accumulation unit value at end of period                                             $  1.04  $  1.04  $  1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)               20,730   13,014      516       --       --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.05  $  0.98  $  0.92  $  0.76  $  1.00
Accumulation unit value at end of period                                             $  1.16  $  1.05  $  0.98  $  0.92  $  0.76
Number of accumulation units outstanding at end of period (000 omitted)               13,741   13,519    4,079    2,868      392
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.31  $  1.27  $  1.15  $  0.93  $  1.00
Accumulation unit value at end of period                                             $  1.43  $  1.31  $  1.27  $  1.15  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)               25,271   27,474   25,456   15,576    4,269
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (9/13/2004)
Accumulation unit value at beginning of period                                       $  1.06  $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                             $  1.13  $  1.06  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)               13,255    4,187      271       --       --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.41  $  1.25  $  1.08  $  0.85  $  1.00
Accumulation unit value at end of period                                             $  1.73  $  1.41  $  1.25  $  1.08  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                3,800    3,647    2,172      496      105
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

79 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.(CONTINUED)


YEAR ENDED DEC. 31,                                                                     2006     2005     2004     2003     2002
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.13  $  1.08  $  1.03  $  0.81  $  1.00
Accumulation unit value at end of period                                             $  1.29  $  1.13  $  1.08  $  1.03  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)               12,875   11,604    2,482      744       96
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period                                       $  1.13  $  1.09  $  1.00       --       --
Accumulation unit value at end of period                                             $  1.33  $  1.13  $  1.09       --       --
Number of accumulation units outstanding at end of period (000 omitted)                  734      632      499       --       --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.25  $  1.15  $  1.06  $  0.88  $  1.00
Accumulation unit value at end of period                                             $  1.23  $  1.25  $  1.15  $  1.06  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)                2,741    2,961    3,400    2,602      889
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                                       $  1.19  $  1.00       --       --       --
Accumulation unit value at end of period                                             $  1.35  $  1.19       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                7,878      393       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.13  $  1.10  $  1.01  $  0.80  $  1.00
Accumulation unit value at end of period                                             $  1.29  $  1.13  $  1.10  $  1.01  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)                9,874   10,825    9,241    5,428    1,648
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period                                       $  1.11  $  1.12  $  1.00       --       --
Accumulation unit value at end of period                                             $  1.27  $  1.11  $  1.12       --       --
Number of accumulation units outstanding at end of period (000 omitted)                1,141    1,193      732       --       --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S.
GOVERNMENT FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.04  $  1.04  $  1.04  $  1.04  $  1.00
Accumulation unit value at end of period                                             $  1.07  $  1.04  $  1.04  $  1.04  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)               15,464   16,802   16,700   13,079    7,646
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.51  $  1.45  $  1.24  $  0.85  $  1.00
Accumulation unit value at end of period                                             $  1.66  $  1.51  $  1.45  $  1.24  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)                3,358    3,917    3,802    2,139      516
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.49  $  1.42  $  1.20  $  0.88  $  1.00
Accumulation unit value at end of period                                             $  1.77  $  1.49  $  1.42  $  1.20  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)               10,437   11,559    7,783    5,093    2,665
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period                                       $  1.18  $  1.15  $  1.00       --       --
Accumulation unit value at end of period                                             $  1.35  $  1.18  $  1.15       --       --
Number of accumulation units outstanding at end of period (000 omitted)               32,887   26,831    6,418       --       --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  1.22       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                4,670       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --       --
Accumulation unit value at end of period                                             $  0.99       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                3,111       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.98  $  1.65  $  1.28  $  0.87  $  1.00
Accumulation unit value at end of period                                             $  2.68  $  1.98  $  1.65  $  1.28  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)               12,918   11,470    5,817    2,667    1,055
--------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.54  $  1.40  $  1.20  $  0.85  $  1.00
Accumulation unit value at end of period                                             $  1.64  $  1.54  $  1.40  $  1.20  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)               23,503   23,080   15,408    8,442    3,131
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.(CONTINUED)


YEAR ENDED DEC. 31,                                                                     2006     2005     2004     2003     2002
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.19  $  1.15  $  1.06  $  0.88  $  1.00
Accumulation unit value at end of period                                             $  1.32  $  1.19  $  1.15  $  1.06  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)                2,159    2,480    2,738    2,182      770
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.23  $  1.13  $  1.05  $  0.81  $  1.00
Accumulation unit value at end of period                                             $  1.47  $  1.23  $  1.13  $  1.05  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)                  403      576      551      374       80
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.25  $  1.18  $  1.01  $  0.75  $  1.00
Accumulation unit value at end of period                                             $  1.39  $  1.25  $  1.18  $  1.01  $  0.75
Number of accumulation units outstanding at end of period (000 omitted)                3,081    3,829    3,698    3,344    1,985
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.10  $  1.05  $  0.94  $  0.67  $  1.00
Accumulation unit value at end of period                                             $  1.34  $  1.10  $  1.05  $  0.94  $  0.67
Number of accumulation units outstanding at end of period (000 omitted)                1,527    1,557    1,643    1,441      387
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

81 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                                                  p.3
Rating Agencies                                                              p.4
Revenues Received During Calendar Year 2006                                  p.4
Principal Underwriter                                                        p.5
Independent Registered Public Accounting Firm                                p.5
Financial Statements


------------------------------------------------------------------------------

82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY -- PROSPECTUS

RIVERSOURCE [LOGO] (SM)
       ANNUITIES

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

           RiverSource Distributors, Inc. (Distributor),Member NASD.
                 Insurance and annuity products are issued by
            RiverSource Life Insurance Company. Both companies are
              affiliated with Ameriprise Financial Services, Inc.

            (C) 2007 Ameriprise Financial, Inc. All rights reserved.

S-6406 K (5/07)

PROSPECTUS


MAY 1, 2007

RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE(R)
VARIABLE ANNUITY - BAND 3


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

o current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

o current or retired Ameriprise Financial, Inc. financial advisors and their spouses (advisors), and

o individuals investing an initial purchase payment of $1 million (other individuals).

NEW RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


ISSUED BY: RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

           70100 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919
           ameriprise.com/variableannuities

           RIVERSOURCE VARIABLE ACCOUNT 10


This prospectus contains information that you should know before investing. Prospectuses are also available for:


o     AIM Variable Insurance Funds                                  o     Lazard Retirement Series, Inc.
o     AllianceBernstein Variable Products Series Fund, Inc.         o     MFS(R) Variable Insurance Trust(SM)
o     American Century Variable Portfolios, Inc.                    o     Neuberger Berman Advisers Management Trust
o     Calvert Variable Series, Inc.                                 o     Oppenheimer Variable Account Funds - Service Shares
o     Columbia Funds Variable Insurance Trust                       o     PIMCO Variable Insurance Trust (VIT)
o     Credit Suisse Trust                                           o     Pioneer Variable Contracts Trust (VCT), Class II Shares
o     Eaton Vance Variable Trust                                    o     Putnam Variable Trust - Class IB Shares
o     Evergreen Variable Annuity Trust                              o     RiverSource(R) Variable Portfolio Funds
o     Fidelity(R) Variable Insurance Products - Service Class 2     o     The Universal Institutional Funds, Inc.
o     Franklin(R) Templeton(R) Variable Insurance Products Trust          Van Kampen Life Investment Trust
      (FTVIPT) - Class 2                                            o     Wanger Advisors Trust
o     Goldman Sachs Variable Insurance Trust (VIT)                  o     Wells Fargo Variable Trust
o     Janus Aspen Series: Service Shares


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS


KEY TERMS .............................................................     3
THE CONTRACT IN BRIEF .................................................     4
EXPENSE SUMMARY .......................................................     6
CONDENSED FINANCIAL INFORMATION (UNAUDITED) ...........................    10
FINANCIAL STATEMENTS ..................................................    10
THE VARIABLE ACCOUNT AND THE FUNDS ....................................    11
THE FIXED ACCOUNT .....................................................    26
BUYING YOUR CONTRACT ..................................................    26
CHARGES ...............................................................    28
VALUING YOUR INVESTMENT ...............................................    30
MAKING THE MOST OF YOUR CONTRACT ......................................    31
SURRENDERS ............................................................    35
TSA -- SPECIAL PROVISIONS .............................................    36
CHANGING OWNERSHIP ....................................................    36
BENEFITS IN CASE OF DEATH --
   STANDARD DEATH BENEFIT .............................................    37
OPTIONAL BENEFITS .....................................................    38
THE ANNUITY PAYOUT PERIOD .............................................    42
TAXES .................................................................    43
VOTING RIGHTS .........................................................    46
SUBSTITUTION OF INVESTMENTS ...........................................    46
ABOUT THE SERVICE PROVIDERS ...........................................    47
APPENDIX A: EXAMPLE - OPTIONAL BENEFITS ...............................    49
APPENDIX B: CONDENSED FINANCIAL INFORMATION (UNAUDITED) ...............    53
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION ................................    59


CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of your contract.



2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o     Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o     Roth IRAs under Section 408A of the Code

o     SIMPLE IRAs under Section 408(p) of the Code

o     Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
      Code

o     Plans under Section 401(k) of the Code

o     Custodial and investment only plans under Section 401(a) of the Code

o     Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the EEB, EEP and/or MAV. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.


RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 3

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. You will receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p.
      11)

o the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (p. 26)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 26)

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 31)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 35)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 37)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 38)



4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 42)

TAXES: Generally income earned on, your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 43)



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE                                                       0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                       $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)

MAV RIDER FEE                                                          0.25%*
EEB RIDER FEE                                                          0.30%
EEP RIDER FEE                                                          0.40%

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE                                         0.55%

*     For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.


6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                MINIMUM            MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                  0.51%              1.86%

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable
      Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                  GROSS TOTAL
                                                                                 MANAGEMENT    12b-1     OTHER       ANNUAL
                                                                                    FEES        FEES   EXPENSES     EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                                0.61%      0.25%    0.30%**      1.16%(1)
AIM V.I. Capital Development Fund, Series II Shares                                 0.75       0.25     0.35**       1.35(1),(2)
AIM V.I. Dynamics Fund, Series I Shares                                             0.75         --     0.39**       1.14(1),(2)
AIM V.I. Financial Services Fund, Series I Shares                                   0.75         --     0.38**       1.13(1)
AIM V.I. Global Health Care Fund, Series II Shares                                  0.75       0.25     0.36**       1.36(1)
AIM V.I. International Growth Fund, Series II Shares                                0.72       0.25     0.39**       1.36(1)
AIM V.I. Technology Fund, Series I Shares                                           0.75         --     0.37**       1.12(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                         0.75       0.25     0.18         1.18
AllianceBernstein VPS Growth and Income Portfolio (Class B)                         0.55       0.25     0.06         0.86
AllianceBernstein VPS International Value Portfolio (Class B)                       0.75       0.25     0.10         1.10
American Century VP International, Class II                                         1.13       0.25       --         1.38
American Century VP Mid Cap Value, Class II                                         0.90       0.25       --         1.15
American Century VP Ultra(R), Class II                                              0.90       0.25       --         1.15
American Century VP Value, Class II                                                 0.83       0.25       --         1.08
Calvert Variable Series, Inc. Social Balanced Portfolio                             0.70         --     0.21         0.91
Columbia Marsico Growth Fund, Variable Series, Class A                              0.74         --     0.27         1.01(3)
Columbia Marsico International Opportunities Fund, Variable Series, Class B         0.80       0.25     0.32         1.37(3)
Credit Suisse Trust - Commodity Return Strategy Portfolio                           0.50       0.25     0.51         1.26(4)
Eaton Vance VT Floating-Rate Income Fund                                            0.57       0.25     0.37         1.19
Evergreen VA Fundamental Large Cap Fund - Class 2                                   0.57       0.25     0.18**       1.00
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                             0.57       0.25     0.09         0.91
Fidelity(R) VIP Growth & Income Portfolio Service Class 2                           0.47       0.25     0.13         0.85
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   0.57       0.25     0.11         0.93
Fidelity(R) VIP Overseas Portfolio Service Class 2                                  0.72       0.25     0.16         1.13
FTVIPT Franklin Global Real Estate Securities Fund - Class 2                        0.47       0.25     0.03         0.75(5)
(previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           0.51       0.25     0.20**       0.96(6)
FTVIPT Mutual Shares Securities Fund - Class 2                                      0.60       0.25     0.21         1.06
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                         0.80         --     0.07         0.87(7)



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                  GROSS TOTAL
                                                                                 MANAGEMENT    12b-1     OTHER       ANNUAL
                                                                                    FEES        FEES   EXPENSES     EXPENSES
Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares                0.65%        --%     0.07%    0.72%(7)
Janus Aspen Series Global Technology Portfolio: Service Shares                      0.64       0.25      0.21**   1.10
Janus Aspen Series International Growth Portfolio: Service Shares                   0.64       0.25      0.07**   0.96
Janus Aspen Series Large Cap Growth Portfolio: Service Shares                       0.64       0.25      0.05**   0.94
Lazard Retirement International Equity Portfolio - Service Shares                   0.75       0.25      0.19     1.19
MFS(R) Investors Growth Stock Series - Service Class                                0.75       0.25      0.12     1.12
MFS(R) New Discovery Series - Service Class                                         0.90       0.25      0.13     1.28
MFS(R) Utilities Series - Service Class                                             0.75       0.25      0.11     1.11
Neuberger Berman Advisers Management Trust International Portfolio (Class S)        1.15       0.25      0.27     1.67(8)
Oppenheimer Global Securities Fund/VA, Service Shares                               0.62       0.25      0.04**   0.91(9)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           0.72       0.25      0.03**   1.00(9)
Oppenheimer Strategic Bond Fund/VA, Service Shares                                  0.62       0.25      0.02**   0.89(9)
PIMCO VIT All Asset Portfolio, Advisor Share Class                                  0.18       0.25      0.86**   1.29
Pioneer Equity Income VCT Portfolio - Class II Shares                               0.65       0.25      0.04     0.94
Pioneer International Value VCT Portfolio - Class II Shares                         0.85       0.25      0.59     1.69
Putnam VT Health Sciences Fund - Class IB Shares                                    0.70       0.25      0.15**   1.10
Putnam VT International Equity Fund - Class IB Shares                               0.74       0.25      0.19**   1.18
Putnam VT Vista Fund - Class IB Shares                                              0.65       0.25      0.15**   1.05
RiverSource(R) Variable Portfolio - Balanced Fund                                   0.56       0.13      0.15**   0.84(10),(11)
RiverSource(R) Variable Portfolio - Cash Management Fund                            0.33       0.13      0.14     0.60(10)
RiverSource(R) Variable Portfolio - Core Bond Fund                                  0.48       0.13      0.32**   0.93(10),(12)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                           0.46       0.13      0.15**   0.74(10)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                  0.64       0.13      0.14**   0.91(10),(11)
RiverSource(R) Variable Portfolio - Emerging Markets Fund                           1.13       0.13      0.25**   1.51(10),(11)
RiverSource(R) Variable Portfolio - Fundamental Value Fund                          0.72       0.13      0.17**   1.02(10),(11),(12)
RiverSource(R) Variable Portfolio - Global Bond Fund                                0.70       0.13      0.17**   1.00(10)
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund      0.44       0.13      0.15**   0.72(10),(12)
RiverSource(R) Variable Portfolio - Growth Fund                                     0.71       0.13      0.17**   1.01(10),(11)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                            0.59       0.13      0.16**   0.88(10)
RiverSource(R) Variable Portfolio - Income Opportunities Fund                       0.61       0.13      0.16**   0.90(10),(12)
RiverSource(R) Variable Portfolio - International Opportunity Fund                  0.76       0.13      0.19**   1.08(10),(11)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                           0.57       0.13      0.13**   0.83(10),(11)
RiverSource(R) Variable Portfolio - Large Cap Value Fund                            0.60       0.13      0.50**   1.23(10),(12)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                             0.60       0.13      0.15**   0.88(10),(11),(12)
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                              0.72       0.13      0.22**   1.07(10),(11),(12)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                              0.22       0.13      0.16**   0.51(10),(12)
RiverSource(R) Variable Portfolio - Select Value Fund                               0.72       0.13      0.37**   1.22(10),(11),(12)
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund             0.48       0.13      0.16**   0.77(10)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                        0.72       0.13      0.23**   1.08(10),(11)
RiverSource(R) Variable Portfolio - Small Cap Value Fund                            1.00       0.13      0.19**   1.32(10),(11),(12)
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares                0.56       0.25      0.03     0.84
Van Kampen UIF Global Real Estate Portfolio, Class II Shares                        0.85       0.35      0.66     1.86(13)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                            0.75       0.35      0.31     1.41(13)
Wanger International Small Cap                                                      0.91         --      0.10     1.01



8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                  GROSS TOTAL
                                                                                 MANAGEMENT    12b-1     OTHER       ANNUAL
                                                                                    FEES        FEES   EXPENSES     EXPENSES
Wanger U.S. Smaller Companies                                                       0.90%        --%     0.05%        0.95%
Wells Fargo Advantage VT Asset Allocation Fund                                      0.55       0.25      0.22**       1.02(14)
Wells Fargo Advantage VT International Core Fund                                    0.75       0.25      0.43**       1.43(14)
Wells Fargo Advantage VT Opportunity Fund                                           0.73       0.25      0.20**       1.18(14)
Wells Fargo Advantage VT Small Cap Growth Fund                                      0.75       0.25      0.23**       1.23(14)

 * The Funds provided the information on their expenses and we have not independently verified the information.

** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies
      (also referred to as acquired funds).

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.

(2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.34% for AIM V.I. Capital
      Development Fund, Series II Shares and 1.13% for AIM V.I. Dynamics Fund,
      Series I Shares.

(3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008.

(4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.

(5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning
      May 1, 2012, the full new investment management and administration fees will then be in effect.

(6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange
      Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

(7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
      Investment Adviser has voluntarily agreed to limit "Other expenses"
      (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured
      U.S. Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(8) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.

(9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional
      Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.

(10) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(11) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R)
      Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R)
      Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R)
      Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R)
      Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
      RiverSource(R) Variable Portfolio - Diversified Equity Income Fund,
      0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund,
      0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for
      RiverSource(R) Variable Portfolio - International Opportunity Fund,
      0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund,
      0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and
      0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec.
      31, 2007, unless sooner terminated at the discretion of the Fund's
      Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.83% for RiverSource(R) Variable Portfolio - Core Bond
      Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value
      Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation
      Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio
      -Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio
      - Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio -
      Mid Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid
      Cap Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500
      Index Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value
      Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value
      Fund.

(13) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate
      Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth
      Portfolio, Class II Shares.

(14) The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT
      Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International
      Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 9

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. It assumes that you select both the optional MAV and EEP. Although your actual costs may be higher or lower, based on this assumption your costs would be:

                  1 YEAR         3 YEARS           5 YEARS           10 YEARS
                 $315.91         $965.27          $1,638.76         $3,434.03

MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR         3 YEARS          5 YEARS            10 YEARS
                 $110.91         $345.83          $599.39           $1,324.82

* In these examples, the $30 contract administrative charge is approximated as a .022% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in Appendix B.

We do not include condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and did not have any activity as of the financial statement date.


10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.


The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 11

o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

      Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

      The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:


      o Compensating, training and educating sales representatives who sell the contracts.

      o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to contract owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.


12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 13

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:


------------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                 Growth of capital. Invests principally in common stocks of            A I M Advisors, Inc.
Appreciation Fund,               companies likely to benefit from new or innovative products,
Series II Shares                 services or processes as well as those with above-average long-term growth and excellent prospects for future growth. The fund can invest up to 25% of its total assets in foreign securities that involve risks not associated with investing solely in the United
                                 States.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                 Long-term growth of capital. Invests primarily in securities          A I M Advisors, Inc.
Development Fund,                (including common stocks, convertible securities and bonds) of
Series II Shares                 small- and medium-sized companies. The Fund may invest up to 25% of its total assets in foreign securities.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund,          Capital growth. Invests at least 65% of its net assets primarily in   A I M Advisors, Inc.
Series I Shares                  common stocks of mid-sized companies, companies included in the
                                 Russell Midcap(R) Growth Index at the time of purchase. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial               Capital growth. Actively managed. Invests at least 80% of its net     A I M Advisors, Inc.
Services Fund,                   assets in the equity securities and equity-related instruments of
Series I Shares                  companies involved in the financial services sector. These companies include, but are not limited to, banks, insurance companies, investment and miscellaneous industries (asset managers, brokerage firms and government-sponsored agencies and suppliers to financial services companies).

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global                  Capital growth. The fund seeks to meet its objective by investing,    A I M Advisors, Inc.
Health Care Fund,                normally, at least 80% of its assets in securities of health care
Series II Shares                 industry companies. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in
                                 Iower-quality debt securities, i.e., junk bonds.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International           Long-term growth of capital. Invests primarily in a diversified       A I M Advisors, Inc.
Growth Fund,                     portfolio of international equity securities, whose issuers are
Series II Shares                 considered to have strong earnings momentum. The fund may invest up to 20% of its total assets in security issuers located in
                                 developing countries and in securities exchangeable for or convertible into equity securities of foreign companies.

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



14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology              Capital growth. The Fund is actively managed. Invests at least 80%    A I M Advisors, Inc.
Fund, Series I Shares            of its net assets in equity securities and equity-related
                                 instruments of companies engaged in technology-related industries.
                                 These include, but are not limited to, various applied
                                 technologies, hardware, software, semiconductors, telecommunication equipment and services and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of securities of the companies in this sector.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS            Long-term growth of capital. The Fund invests at least 80% of its     AllianceBernstein L.P.
Global Technology                net assets in securities of companies that use technology
Portfolio (Class B)              extensively in the development of new or improved products or processes. Invests in a global portfolio of securities of U.S. and foreign companies selected for their growth potential.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS            Long-term growth of capital. Invests primarily in the equity          AllianceBernstein L.P.
Growth and Income                securities of domestic companies that the Advisor deems to be
Portfolio (Class B)              undervalued.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS            Long-term growth of capital. Invests primarily in a diversified       AllianceBernstein L.P.
International Value              portfolio of equity securities of established companies selected
Portfolio (Class B)              from more than 40 industries and from more than 40 developed and emerging market countries.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP              Capital growth. Invests primarily in stocks of growing foreign        American Century Global
International, Class II          companies in developed countries.                                     Investment Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP              Long-term capital growth with income as a secondary objective.        American Century Investment
Mid Cap Value, Class II          Long-term capital growth with income as secondary objective.          Management, Inc.
                                 Invests primarily in stocks of companies that management believes are undervalued at the time of purchase. The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP              Long-term capital growth. Analytical research tools and techniques    American Century Investment
Ultra(R), Class II               are used to identify the stocks of larger-sized companies that        Management, Inc.
                                 appear to have the best opportunity of sustaining long-term above average growth.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP              Long-term capital growth, with income as a secondary objective.       American Century Investment
Value, Class II                  Invests primarily in stocks of companies that management believes     Management, Inc.
                                 to be undervalued at the time of purchase.

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



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 15

------------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series,         Income and capital growth. Invests primarily in stocks, bonds and     Calvert Asset Management
Inc. Social Balanced             money market instruments which offer income and capital growth        Company, Inc. (CAMCO),
Portfolio                        opportunity and which satisfy the investment and social criteria.     investment adviser. SsgA
                                                                                                       Funds Management, Inc. and
                                                                                                       New Amsterdam Partners, LLP
                                                                                                       are the investment
                                                                                                       subadvisers.

------------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico Growth          Long-term growth of capital. The Fund invests primarily in equity     Columbia Management Advisors,
Fund, Variable Series,           securities of large-capitalization companies that are selected for    LLC (advisor); Marsico
Class A                          their growth potential. It generally holds a core position of         Capital Management, LLC
                                 between 35 and 50 common stocks. It may hold up to 25% of its         (sub-advisor)
                                 assets in foreign securities.

------------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico                 Long-term growth of capital. The Fund normally invests at least 65%   Columbia Management Advisors,
International Opportunities      of its assets in common stocks of foreign companies. While the Fund   LLC (advisor); Marsico
Fund, Variable Series,           may invest in companies of any size, it focuses on large companies.   Capital Management, LLC
Class B                          These companies are selected for their long-term growth potential.    (sub-advisor)
                                 The Fund normally invests in issuers from at least three different countries not including the United States and generally holds a core position of 35 to 50 common stocks. The Fund may invest in common stocks of companies operating in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -            Total return. Invests in commodity-linked derivative instruments      Credit Suisse Asset
Commodity Return                 backed by a portfolio of short-maturity investment-grade fixed        Management, LLC
Strategy Portfolio               income securities normally having an average duration of one year or less.

------------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT                   High level of current income. Non-diversified mutual fund that        Eaton Vance Management
Floating-Rate                    normally invests primarily in senior floating rate loans ("Senior
Income Fund                      Loans"). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with having high risk, speculative
                                 characteristics. Investments are actively managed, and may be bought or sold on a daily basis (although loans are generally held until repaid). The investment adviser's staff monitors the credit quality of the Fund holdings, as well as other investments that are available. The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging transactions.

------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA                     Capital growth with the potential for current income. Invests         Evergreen Investment
Fundamental Large Cap            primarily in common stocks of large U.S. companies whose market       Management Company, LLC
Fund - Class 2                   capitalizations measured at time of purchase fall within the market capitalization range of the companies tracked by the Russell
                                 1000(R) Index.

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



16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)    Long-term capital appreciation. Normally invests primarily in         Fidelity Management &
Portfolio Service Class 2        common stocks. Invests in securities of companies whose value it      Research Company (FMR),
                                 believes is not fully recognized by the public. Invests in either     investment manager; FMR U.K.
                                 "growth" stocks or "value" stocks or both. The fund invests in        and FMR Far East,
                                 domestic and foreign issuers.                                         sub-investment advisers.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &         High total return through a combination of current income and         FMR, investment manager; FMR
Income Portfolio Service         capital appreciation. Normally invests a majority of assets in        U.K., FMR Far East,
Class 2                          common stocks with a focus on those that pay current dividends and    sub-investment advisers.
                                 show potential for capital appreciation. May invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value"
                                 stocks or both.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap          Long-term growth of capital. Normally invests primarily in common     FMR, investment manager; FMR
Portfolio Service Class 2        stocks. Normally invests at least 80% of assets in securities of      U.K., FMR Far East,
                                 companies with medium market capitalizations. May invest in           sub-investment advisers.
                                 companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth"
                                 or "value" common stocks or both.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas         Long-term growth of capital. Normally invests primarily in common     FMR, investment manager; FMR
Portfolio Service Class 2        stocks of foreign securities. Normally invests at least 80% of        U.K., FMR Far East, Fidelity
                                 assets in non-U.S. securities.                                        International Investment
                                                                                                       Advisors (FIIA) and FIIA
                                                                                                       U.K., sub-investment
                                                                                                       advisers.

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Global           High total return. The Fund normally invests at least 80% of its      Franklin Templeton
Real Estate Securities           net assets in investments of companies located anywhere in the        Institutional, LLC, adviser;
Fund - Class 2                   world that operate in the real estate sector.                         Franklin Advisers, Inc.,
                                                                                                       subadviser

(previously FTVIPT
Franklin Real Estate
Fund - Class 2)

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small            Long-term total return. The Fund normally invests at least 80% of     Franklin Advisory Services,
Cap Value Securities             its net assets in investments of small capitalization companies,      LLC
Fund - Class 2                   and normally invests predominantly in equity securities. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

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



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 17

------------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares             Capital appreciation with income as a secondary goal. The Fund        Franklin Mutual Advisers, LLC
Securities Fund - Class 2        normally invests primarily in equity securities of companies that the manager believes are undervalued. The Fund also invests, to a lesser extent in risk arbitrage securities and distressed companies.

------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid            Long-term capital appreciation. The Fund invests, under normal        Goldman Sachs Asset
Cap Value Fund -                 circumstances, at least 80% of its net assets plus any borrowings     Management, L.P.
Institutional Shares             for investment purposes (measured at time of purchase) ( "Net
                                 Assets") in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell Midcap(R) Value
                                 Index is currently between $613 million and $18.3 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies ("emerging countries") and securities quoted in foreign currencies. The Fund may invest in the aggregate up to 20%
                                 of its Net Assets in companies with public stock market
                                 capitalizations outside the range of companies constituting the
                                 Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT                Long-term growth of capital and dividend income. The Fund invests,    Goldman Sachs Asset
Structured U.S. Equity           under normal circumstances, at least 90% of its total assets (not     Management, L.P.
Fund - Institutional Shares      including securities lending collateral and any investment of that collateral) measured at time of purchase ("Total Assets") in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States.
                                 However, it is currently anticipated that, under normal
                                 circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in such equity investments. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields. The Fund is not required to limit its investments to securities in the S&P 500 Index. The
                                 Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

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



18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global        Long-term growth of capital. Invests, under normal circumstances,     Janus Capital
Technology Portfolio:            at least 80% of its net assets plus the amount of any borrowings
Service Shares                   for investment purposes in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Long-term growth of capital. Invests, under normal circumstances,     Janus Capital
International Growth             at least 80% of its net assets plus the amount of any borrowing
Portfolio: Service Shares        for investment purposes in securities of issuers from countries outside of the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and under unusual circumstances, it may invest all of its assets in a single country.

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Large         Long-term growth of capital in a manner consistent with the           Janus Capital
Cap Growth Portfolio:            preservation of capital. Invests under normal circumstances at
Service Shares                   least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market
                                 capitalization falls within the range of companies in the Russell
                                 1000(R) Index at the time of purchase.

------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement                Long-term capital appreciation. Invests primarily in equity           Lazard Asset Management, LLC
International Equity             securities, principally common stocks, of relatively large
Portfolio - Service Shares       non-U.S. companies with market capitalizations in the range of the
                                 Morgan Stanley Capital International (MSCI) Europe, Australia and
                                 Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth          Capital appreciation. Normally invests at least 80% of the fund's     MFS Investment Management(R)
Stock Series - Service           net assets in equity securities of companies MFS believes to have
Class                            above average earnings growth potential compared to other
                                 companies (growth companies).

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery             Capital appreciation. Invests in stocks of companies MFS believes     MFS Investment Management(R)
Series - Service Class           to have above average earnings growth potential compared to other companies (growth companies).

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -        Total return. Normally invests at least 80% of the fund's net         MFS Investment Management(R)
Service Class                    assets in securities of issuers in the utilities industry.

------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman                 Long-term growth of capital. The Fund invests mainly in foreign       Neuberger Berman Management
Advisers Management              companies of any size, including companies in developed and           Inc.
Trust International              emerging industrialized markets. The Fund defines a foreign
Portfolio (Class S)              company as one that is organized outside of the United States and conducts the majority of its business abroad. The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain
                                 well-diversified across countries and geographical regions.

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



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 19

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FUND                             INVESTMENT OBJECTIVE AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global               Long-term capital appreciation. Invests mainly in common stocks of    OppenheimerFunds, Inc.
Securities Fund/VA,              U.S. and foreign issuers that are "growth-type" companies,
Service Shares                   cyclical industries and special situations that are considered to have appreciation possibilities.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street          Capital appreciation. Invests mainly in common stocks of              OppenheimerFunds, Inc.
Small Cap Fund/VA,               small-capitalization U.S. companies that the fund's investment
Service Shares                   manager believes have favorable business trends or prospects.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            High level of current income principally derived from interest on     OppenheimerFunds, Inc.
Bond Fund/VA,                    debt securities. Invests mainly in three market sectors: debt
Service Shares                   securities of foreign governments and companies, U.S. government securities and lower-rated high yield securities of U.S. and foreign companies.

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                        Maximum real return consistent with preservation of real capital      Pacific Investment Management
All Asset Portfolio,             and prudent investment management period. The Portfolio seeks to      Company LLC
Advisor Share Class              achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional
                                 Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds
                                 ("Underlying Funds"). Though it is anticipated that the Portfolio will not currently invest in the European StockPLUS(R) TR Strategy,
                                 Far East (ex-Japan) StocksPLUS(R) TR Strategy, Japanese StocksPLUS(R)
                                 TR Strategy, StocksPLUS(R) Municipal- Backed and StocksPLUS(R) TR
                                 Short Strategy Funds, the Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the
                                 Portfolio's asset allocation sub-adviser.

------------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income            Current income and long-term growth of capital from a portfolio       Pioneer Investment
VCT Portfolio -                  consisting primarily of income producing equity securities of U.S.    Management, Inc.
Class II Shares                  corporations. Normally, the portfolio invests at least 80% of its total assets in income producing equity securities of U.S.
                                 issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

------------------------------------------------------------------------------------------------------------------------------------
Pioneer International            Long-term capital growth. Normally, the portfolio invests at least    Pioneer Investment
Value VCT Portfolio -            80% of its total assets in equity securities of non-U.S. issuers.     Management, Inc.
Class II Shares                  These issuers may be located in both developed and emerging markets. Under normal circumstances, the portfolio's assets will
On Dec.15, 2006, Pioneer         be invested in securities of companies domiciled in at least three
Europe VCT Portfolio -           different foreign countries.
Class II Shares reorganized
into Pioneer International
Value VCT Portfolio -
Class II Shares.

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



20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health                 Capital appreciation. The fund pursues its goal by investing          Putnam Investment Management,
Sciences Fund -                  mainly in common stocks of companies in the health sciences           LLC
Class IB Shares                  industries, with a focus on growth stocks. Under normal
                                 circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT International          Capital appreciation. The fund pursues its goal by investing          Putnam Investment Management,
Equity Fund -                    mainly in common stocks of companies outside the United States        LLC
Class IB Shares                  that Putnam Management believes have favorable investment
                                 potential. Under normal circumstances, the fund invests at least
                                 80% of its net assets in equity investments.

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -           Capital appreciation. The fund pursues its goal by investing          Putnam Investment Management,
Class IB Shares                  mainly in common stocks of U.S. companies, with a focus on growth     LLC
                                 stocks.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Maximum total investment return through a combination of capital      RiverSource Investments, LLC
Portfolio - Balanced Fund        growth and current income. Invests primarily in a combination of common and preferred stocks, bonds and other debt securities.
                                 Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the
                                 Fund's total assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Maximum current income consistent with liquidity and stability of     RiverSource Investments, LLC
Portfolio - Cash                 principal. Invests primarily in money market instruments, such as
Management Fund                  marketable debt obligations issued by corporations or the U.S.
                                 government or its agencies, bank certificates of deposit, bankers'
                                 acceptances, letters of credit and commercial paper, including asset-backed commercial paper.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High total return through current income and capital appreciation.    RiverSource Investments, LLC
Portfolio - Core                 Under normal market conditions, the Fund invests at least 80% of
Bond Fund                        its net assets in bonds and other debt securities. Although the
                                 Fund is not an index fund, it invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index ("the
                                 Index"), which are investment grade and denominated in U.S.
                                 dollars. The Index includes securities issued by the U.S.
                                 government, corporate bonds and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded.

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



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 21

------------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High level of current income while attempting to conserve the         RiverSource Investments, LLC
Portfolio - Diversified          value of the investment for the longest period of time. Under
Bond Fund                        normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the
                                 Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (Index),
                                 which are investment grade and denominated in U.S. dollars. The
                                 Index includes securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High level of current income and, as a secondary goal, steady         RiverSource Investments, LLC
Portfolio - Diversified          growth of capital. Under normal market conditions, the Fund
Equity Income Fund               invests at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its total assets in foreign investments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital growth. The Fund's assets are primarily invested    RiverSource Investments, LLC,
Portfolio - Emerging             in equity securities of emerging market companies. Under normal       adviser; Threadneedle
Markets Fund                     market conditions, at least 80% of the Fund's net assets will be      International Limited, an
                                 invested in securities of companies that are located in emerging      indirect wholly-owned
                                 market countries, or that earn 50% or more of their total revenues    subsidiary of Ameriprise
                                 from goods and services produced in emerging market countries or      Financial, subadviser.
                                 from sales made in emerging market countries.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital growth. The Fund's assets are primarily invested    RiverSource Investments, LLC,
Portfolio - Fundamental          in equity securities of U.S. companies. Under normal market           adviser; Davis Selected
Value Fund                       conditions, the Fund's net assets will be invested primarily in       Advisers, L.P., subadviser.
                                 companies with market capitalizations of at least $5 billion at the time of the Fund's investment.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High total return through income and growth of capital.               RiverSource Investments, LLC
Portfolio - Global               Non-diversified mutual fund that invests primarily in debt
Bond Fund                        obligations of U.S. and foreign issuers. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt obligations
                                 including money market instruments of issuers located in at least three different countries.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Total return that exceeds the rate of inflation over the              RiverSource Investments, LLC
Portfolio - Global Inflation     long-term. Non-diversified mutual fund that, under normal market
Protected Securities Fund        conditions, invests at least 80% of its net assets in
                                 inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations.

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



22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital growth. Invests primarily in common stocks and      RiverSource Investments, LLC
Portfolio - Growth Fund          securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments or technological superiority.
                                 The Fund may invest up to 25% of its total assets in foreign investments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High current income, with capital growth as a secondary objective.    RiverSource Investments, LLC
Portfolio - High Yield           Under normal market conditions, the Fund invests at least 80% of
Bond Fund                        its net assets in high-yielding, high-risk corporate bonds (junk bonds) issued by U.S. and foreign companies and governments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High total return through current income and capital appreciation.    RiverSource Investments, LLC
Portfolio - Income               Under normal market conditions, invests primarily in
Opportunities Fund               income-producing debt securities with an emphasis on the higher rated segment of the high-yield (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Capital appreciation. Invests primarily in equity securities of       RiverSource Investments, LLC,
Portfolio - International        foreign issuers that are believed to offer strong growth              adviser; Threadneedle
Opportunity Fund                 potential. The Fund may invest in developed and in emerging           International Limited, an
                                 markets.                                                              indirect wholly-owned
                                                                                                       subsidiary of Ameriprise
                                                                                                       Financial, subadviser.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Capital appreciation. Under normal market conditions, the Fund        RiverSource Investments, LLC
Portfolio - Large Cap            invests at least 80% of its net assets in equity securities of
Equity Fund                      companies with market capitalization greater than $5 billion at the time of purchase.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term growth of capital. Under normal market conditions, the      RiverSource Investments, LLC
Portfolio - Large Cap            Fund invests at least 80% of its net assets in equity securities
Value Fund                       of companies with a market capitalization greater than $5 billion.
                                 The Fund may also invest in income-producing equity securities and preferred stocks.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Growth of capital. Under normal market conditions, the Fund           RiverSource Investments, LLC
Portfolio - Mid Cap              invests at least 80% of its net assets at the time of purchase in
Growth Fund                      equity securities of mid capitalization companies. The investment manager defines mid-cap companies as those whose market
                                 capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth
                                 Index.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 23

------------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term growth of capital. Under normal circumstances, the Fund     RiverSource Investments, LLC
Portfolio - Mid Cap              invests at least 80% of its net assets (including the amount of
Value Fund                       any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital appreciation. The Fund seeks to provide             RiverSource Investments, LLC
Portfolio - S&P 500              investment results that correspond to the total return (the
Index Fund                       combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index
                                 (S&P 500). The S&P 500 is made up primarily of
                                 large-capitalization companies that represent a broad spectrum of the U.S. economy.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term growth of capital. Invests primarily in equity              RiverSource Investments, LLC,
Portfolio - Select               securities of mid cap companies as well as companies with larger      adviser; Systematic Financial
Value Fund                       and smaller market capitalizations. The Fund considers mid-cap        Management, L.P. and WEDGE
                                 companies to be either those with a market capitalization of up to    Capital Management L.L.P.,
                                 $10 billion or those whose market capitalization falls within         subadvisers
                                 range of the Russell 3000(R) Value Index.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High level of current income and safety of principal consistent       RiverSource Investments, LLC
Portfolio - Short Duration       with investment in U.S. government and government agency
U.S. Government Fund             securities. Under normal market conditions, at least 80% of the
                                 Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital growth. Under normal market conditions, at least    RiverSource Investments, LLC,
Portfolio - Small Cap            80% of the Fund's net assets are invested in equity securities of     adviser; Kenwood Capital
Advantage Fund                   companies with market capitalization of up to $2 billion or that      Management LLC, subadviser
                                 fall within the range of the Russell 2000(R) Index at the time of investment.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital appreciation. Under normal market conditions, at    RiverSource Investments, LLC,
Portfolio - Small Cap            least 80% of the Fund's net assets will be invested in small cap      adviser; River Road Asset
Value Fund                       companies with market capitalization, at the time of investment,      Management, LLC, Donald Smith
                                 of up to $2.5 billion or that fall within the range of the Russell    & Co., Inc., Franklin
                                 2000(R) Value Index.                                                  Portfolio Associates LLC and
                                                                                                       Barrow, Hanley, Mewhinney &
                                                                                                       Strauss, Inc., subadvisers.

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life                  Capital growth and income through investments in equity               Van Kampen Asset Management
Investment Trust                 securities, including common stocks, preferred stocks and
Comstock Portfolio,              securities convertible into common and preferred stocks. The
Class II Shares                  Portfolio emphasizes value style of investing seeking
                                 well-established, undervalued companies believed by the
                                 Portfolio's investment adviser to posses the potential for capital growth and income.

------------------------------------------------------------------------------------------------------------------------------------



24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global            Current income and capital appreciation. Invests primarily in         Morgan Stanley Investment
Real Estate Portfolio,           equity securities of companies in the real estate industry            Management Inc., doing
Class II Shares                  located throughout the world, including real estate operating         business as Van Kampen,
                                 companies, real estate investment trusts and foreign real estate      adviser; Morgan Stanley
                                 companies.                                                            Investment Management Limited
                                                                                                       and Morgan Stanley Investment
                                                                                                       Management Company,
                                                                                                       sub-advisers

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF                   Long-term capital growth. Invests primarily in growth-oriented        Morgan Stanley Investment
Mid Cap Growth Portfolio,        equity securities of U.S. mid cap companies and foreign               Management Inc., doing
Class II Shares                  companies, including emerging market securities.                      business as Van Kampen.

------------------------------------------------------------------------------------------------------------------------------------
Wanger International             Long-term growth of capital. Invests primarily in stocks of           Columbia Wanger Asset
Small Cap                        companies based outside the U.S. with market capitalizations of       Management, L.P.
                                 less than $5 billion at time of initial purchase.

------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller              Long-term growth of capital. Invests primarily in stocks of           Columbia Wanger Asset
Companies                        small- and medium-size U.S. companies with market capitalizations     Management, L.P.
                                 of less than $5 billion at time of initial purchase.

------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT         Long-term total return, consisting of capital appreciation and        Wells Fargo Funds Management,
Asset Allocation Fund            current income. We seek to achieve the Portfolio's investment         LLC, adviser; Wells Capital
                                 objective by allocating 60% of its assets to equity securities        Management Incorporated,
                                 and 40% of its assets to fixed income securities.                     subadviser.

------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT         Long-term capital appreciation. Invests in equity securities of       Wells Fargo Funds Management,
International Core Fund          non-U.S. companies that we believe have strong growth potential       LLC, adviser; Wells Capital
                                 and offer good value relative to similar investments. We invest       Management Incorporated,
                                 primarily in developed countries, but may invest in emerging          subadviser.
                                 markets.

------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT         Long-term capital appreciation. Invests principally in equity         Wells Fargo Funds Management,
Opportunity Fund                 securities of medium-capitalization companies, defined as those       LLC, adviser; Wells Capital
                                 within the range of market capitalizations of companies in the        Management Incorporated,
                                 Russell Midcap(R) Index. We reserve the right to hedge the            subadviser.
                                 portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT         Long-term capital appreciation. Invests principally in equity         Wells Fargo Funds Management,
Small Cap Growth Fund            securities of small-capitalization companies that we believe have     LLC, adviser; Wells Capital
                                 above-average growth potential. We define small-capitalization        Management Incorporated,
                                 companies as those with market capitalizations at the time of         subadviser.
                                 purchase of less than $2 billion.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 25

THE FIXED ACCOUNT


You also may allocate purchase payments and transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate for your fixed account is guaranteed for 12 months from the contract issue date. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and the RiverSource Life's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract - Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments. For contracts issued on or after July 1, 2003, the amount of any purchase payment allocated to the fixed account cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect.

We applied your initial purchase payment to the fixed account and subaccounts you selected within two business days after we received it at our home office.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

o     no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)


26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs and TSAs, and in that case, may delay annuity payout start date for this contract.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
  FOR EMPLOYEES/ADVISORS
    If paying by installments under a scheduled payment plan:

          $23.08 biweekly, or
          $50 per month

    If paying by any other method:

          $1,000 initial payment for qualified annuities
          $2,000 initial payment for nonqualified annuities
          $50 for any additional payments

  FOR OTHER INDIVIDUALS


          $1 million(2)

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2)


  FOR EMPLOYEES/ADVISORS

          $100,000 for ages through 85
          $50,000 for ages 86 to 90

  FOR OTHER INDIVIDUALS

          $100,000

(1) If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.


(2) These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.    a partial surrender from the fixed account; or

2.    a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:


RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SCHEDULED PAYMENT PLAN

FOR EMPLOYEES/ADVISORS ONLY

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o     a bank authorization.


LIMITATIONS ON THE USE OF CONTRACT

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 27

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.25%(2) of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEB RIDER FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

EEP RIDER FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select any one of the MAV, EEB or EEP riders. Or you may select the MAV and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV, EEB and EEP riders are only available if you and the annuitant are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange.

(2)   For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.

SURRENDER CHARGE

There is no charge if you surrender all or part of your contract.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 29

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o     plus interest credited;

o     minus the sum of amounts surrendered and amounts transferred out;

o     minus any prorated contract administrative charge;

o     minus any prorated portion of the MAV rider fee (if selected);

o     minus any prorated portion of the EEB rider fee (if selected); and

o     minus any prorated portion of the EEP rider fee (if selected).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o     additional purchase payments you allocate to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders;

and a deduction of:

o     a prorated portion of the contract administrative charge;

o     a prorated portion of the MAV rider fee (if selected);

o     a prorated portion of the EEB rider fee (if selected); and

o     a prorated portion of the EEP rider fee (if selected).

Accumulation unit values will fluctuate due to:

o     changes in fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and

o     mortality and expense risk fees.


30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number                                     AMOUNT      ACCUMULATION      OF UNITS
of dollars each month ...                        MONTH          INVESTED      UNIT VALUE      PURCHASED
                                                  Jan             $100           $20            5.00
you automatically buy                             Feb              100            18            5.56
more units when the                               Mar              100            17            5.88
per unit market price is low ...  ---------->     Apr              100            15            6.67
                                                  May              100            16            6.25
                                                  Jun              100            18            5.56
and fewer units                                   Jul              100            17            5.88
when the per unit                                 Aug              100            19            5.26
market price is high.             ---------->     Sept             100            21            4.76
                                                  Oct              100            20            5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


TRANSFERRING AMONG ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 31

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary. For contracts issued on or after July 1, 2003, the amount of contract value transferred to the fixed account cannot result in the value of the fixed account being greater than 30% of the contract value.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). For contracts issued on or after July 1, 2003, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THIS CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKETING TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:



32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic asset balancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S.
      mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.


IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 33

HOW TO REQUEST A TRANSFER OR SURRENDER


1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:


RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

*     Failure to provide your Social Security Number or Taxpayer
      Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT

Transfers or surrenders:  None (except for automated transfers from the fixed account)


3 BY TELEPHONE


Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                Contract value or entire account balance
Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

o     payable to you;

o     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

o     request that payment be wired to your bank;

o     bank account must be in the same ownership as your contract; and

o     pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      -- the surrender amount includes a purchase payment check that has not cleared;

      -- the NYSE is closed, except for normal holiday and weekend closings;

      --    trading on the NYSE is restricted, according to SEC rules;

      -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      -- the SEC permits us to delay payment for the protection of security holders.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 35

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      --    you are at least age 59 1/2;

      --    you are disabled as defined in the Code;

      -- you severed employment with the employer who purchased the contract; or

      --    the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits.") In addition, the terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, the MAV will be set equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o     contract value;

o     purchase payments minus adjusted partial surrenders; or

o the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o     contract value; or

o     purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS

                                   PS x DB
                                   -------
                                      CV

            PS = the partial surrender.

            DB = is the death benefit on the date of (but prior to) the partial surrender.

            CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:


o     You purchase the contract with a payment of $20,000.

o     On the sixth contract anniversary the contract value grows to $30,000.

o During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

            We calculate the death benefit as follows:


               The contract value on the most recent sixth contract anniversary:   $ 30,000.00
               plus purchase payments made since that anniversary:                       +0.00
               minus adjusted partial surrenders taken since that anniversary calculated as:

               $1,500 x $30,000
               ----------------
                    $28,000                                                          -1,607.14
                                                                                   -----------
            for a death benefit of:                                                $ 28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected any optional contract features and riders your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of these features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 37

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

      If you elected any optional contract features and riders your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of these features or riders.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
      70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

      o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

      o payouts begin no later than one year following the year of your death; and

      o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit directly deposited into a checking account.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o     contract value; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.


38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

TERMINATING THE MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix A.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit amount, if applicable,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

o 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

o the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

o     MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 39

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

      o     MINUS the greater of:

            o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

            o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

      o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

      o     the greater of:

            o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

            o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

      o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

o You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, then he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB.


40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                  PERCENTAGE IF YOU AND THE ANNUITANT ARE    PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR    UNDER AGE 70 ON THE RIDER EFFECTIVE DATE    70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                           0%                                       0%
Three and Four                       10%                                    3.75%
Five or more                         20%                                     7.5%

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit amount, if applicable PLUS

               IF YOU AND THE ANNUITANT ARE UNDER AGE 70                       IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR  ON THE RIDER EFFECTIVE DATE, ADD ...                            OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
        1      Zero                                                            Zero
        2      40% x earnings at death (see above)                             15% x earnings at death
    3 & 4      40% x (earnings at death + 10% of exchange purchase payments*)  15% x (earnings at death + 3.75% of exchange purchase payments*)
       5+      40% x (earnings at death + 20% of exchange purchase payments*)  15% x (earnings at death + 7.5% of exchange purchase payments)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP

o You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o     The EEP rider will terminate in the case of an ownership change.

o The EEP rider will terminate in the case of spousal continuation if the new owner is age 76 or older.

For an example, see Appendix A.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

o the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV death benefit amount, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 41

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o     the annuity payout plan you select;

o     the annuitant's age and, in most cases, sex;

o     the annuity table in the contract; and

o     the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

o PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the


42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS
      present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

SURRENDERS: If you surrender part or all of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts


WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 43

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death, or in the event of nonnatural ownership, the death of annuitant;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o     if it is allocable to an investment before Aug. 14, 1982; or


o if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAs, ROTH IRAs, SEPs AND SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o     the payout is an RMD as defined under the Code;

o     the payout is made on account of an eligible hardship; or

o     the payout is a corrective distribution.


In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

o     because of your death,

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

o     to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 45

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV, EEB AND EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.


COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o     the reserve held in each subaccount for your contract; divided by

o     the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

We may also:

o     add new subaccounts;

o     combine any two or more subaccounts;

o     transfer assets to and from the subaccounts or the variable account; and

o     eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 1.15% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - the funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 47

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

APPENDICES


THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT RIDERS AND TO PROVIDE CONDENSED FINANCIAL HISTORY DISCLOSURE REGARDING THE SUBACCOUNTS. IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX A INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF THESE PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO REQUIRED MINIMUM DISTRIBUTIONS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.


48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

APPENDIX A: EXAMPLE - OPTIONAL BENEFITS

EXAMPLE -- MAV DEATH BENEFIT


o You purchase the contract (with the MAV rider) with a payment of $20,000.

o     On the first contract anniversary the contract value grows to $24,000.

o During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:


The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:   $24,000
         plus purchase payments made since that anniversary:           +0
         minus adjusted partial surrenders, calculated as:
             ($1,500 x $24,000)                                    -1,636
             ------------------ =                                 -------
                   $22,000
         for a death benefit of:                                  $22,364


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 49

EXAMPLE -- EEB DEATH BENEFIT


o You purchase the contract with a payment of $100,000 and both you and the annuitant are under age 70. You select the MAV and the EEB.

o During the first contract year the contract value grows to $105,000. The death benefit on July 1, 2004 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

o On the first contract anniversary the contract value grows to $110,000. The death benefit equals:


      MAV death benefit amount (contract value):                 $110,000
      plus the EEB which equals 40% of earnings
         at death (MAV death benefit amount minus payments
         not previously surrendered):
         0.40 x ($110,000 - $100,000) =                            +4,000
                                                                 --------
         Total death benefit of:                                 $114,000


o On the second contract anniversary the contract value falls to $105,000. The death benefit equals:


      MAV death benefit amount (maximum anniversary value):      $110,000
      plus the EEB (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                            +4,000
                                                                 --------
      Total death benefit of:                                    $114,000


o During the third contract year the contract value remains at $105,000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:


      MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
         $110,000 - ($50,000 x $110,000)                          $57,619
         ------------------------------- =
                     $105,000
      plus the EEB (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                              +1,048
                                                                  -------
      Total death benefit of:                                     $58,667


o On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

o On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:


      MAV death benefit amount (contract value):                 $200,000
      plus the EEB (40% of earnings at death)
         0.40 x 2.50 x ($55,000) =                                +55,000
                                                                 --------
      Total death benefit of:                                    $255,000


o During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:


      MAV death benefit amount (contract value):                 $250,000
      plus the EEB (40% of earnings at death)
         0.40 x 2.50 x ($55,000) =                                +55,000
                                                                 --------
      Total death benefit of:                                    $305,000


o During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:


      MAV death benefit amount (contract value):                 $250,000
      plus the EEB which equals 40% of earnings
         at death (the standard death benefit amount minus
         payments not previously surrendered):
         0.40 x ($250,000 - $105,000) =                           +58,000
                                                                 --------
      Total death benefit of:                                    $308,000


50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -
PROSPECTUS

EXAMPLE -- EEP DEATH BENEFIT


o You purchase the contract with an exchanged purchase payment of $100,000 and both you and the annuitant are under age 70. You select the MAV and the EEP.

o During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit amount, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

o On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:


      MAV death benefit amount (contract value):                 $110,000
      plus the EEP Part I which equals 40% of earnings
         at death (the MAV death benefit amount minus
         purchase payments not previously surrendered):
         0.40 x ($110,000 - $100,000) =                            +4,000
                                                                 --------
      Total death benefit of:                                    $114,000


o On the second contract anniversary the contract value falls to $105,000. The death benefit equals:


      MAV death benefit amount (maximum anniversary value):      $110,000
      plus the EEP Part I benefit (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                            +4,000
      plus the EEP Part II which in the third contract year
         equals 10% of exchange purchase payments identified at
         issue and not previously surrendered:
         0.10 x $100,000 =                                        +10,000
                                                                 --------
      Total death benefit of:                                    $124,000


o During the third contract year the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:


      MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
         $110,000 - ($50,000 x $110,000)                          $57,619
                    -------------------- =
                         $105,000
      plus the EEP Part I (40% of earnings at death):
            0.40 x ($57,619 - $55,000) =                           +1,048
      plus the EEP Part II which in the third contract year
            equals 10% of exchange purchase payments identified at
            issue and not previously surrendered:
         0.10 x $55,000 =                                          +5,500
                                                                  -------
      Total death benefit of:                                     $64,167


o On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

o On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:


      MAV death benefit amount (contract value):                 $200,000
      plus the EEP Part I (40% of earnings at death)
         0.40 x (2.50 x $55,000) =                                +55,000
      plus the EEP Part II which after the fourth contract
         year equals 20% of exchange purchase payments
         identified at issue and not previously
         surrendered: 0.20 x $55,000 =                            +11,000
                                                                 --------
      Total death benefit of:                                    $266,000


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 51

o During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II. The death benefit equals:


      MAV death benefit amount (contract value):                 $250,000
      plus the EEP Part I (40% of earnings at death)
         0.40 x (2.50 x $55,000) =                                +55,000
      plus the EEP Part II, which after the fourth contract
         year equals 20% of exchange purchase payments
         identified at issue and not previously
         surrendered: 0.20 x $55,000 =                            +11,000
                                                                 --------
      Total death benefit of:                                    $316,000


o During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP
      Part I changes but the value of the EEP Part II remains constant. The death benefit equals:


      MAV death benefit amount (contract value):                 $250,000
      plus the EEP Part I which equals 40% of earnings
         at death (the MAV death benefit minus payments not
         previously surrendered):
         0.40 x ($250,000 - $105,000) =                           +58,000
      plus the EEP Part II, which after the fourth contract
         year equals 20% of exchange purchase
         payments identified at issue and not previously
         surrendered: 0.20 x $55,000 =                            +11,000
                                                                 --------
      Total death benefit of:                                    $319,000


52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

APPENDIX B: CONDENSED FINANCIAL INFORMATION
(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                 2006     2005     2004    2003    2002    2001  2000  1999
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                   $  1.08  $  1.00  $  0.94  $ 0.73  $ 0.98  $ 1.00    --    --
Accumulation unit value at end of period                         $  1.14  $  1.08  $  1.00  $ 0.94  $ 0.73  $ 0.98    --    --
Number of accumulation units outstanding at end of period (000
omitted)                                                             489    1,554      110      85       4       6    --    --
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                   $  1.28  $  1.18  $  1.03  $ 0.77  $ 0.98  $ 1.00    --    --
Accumulation unit value at end of period                         $  1.48  $  1.28  $  1.18  $ 1.03  $ 0.77  $ 0.98    --    --
Number of accumulation units outstanding at end of period (000
omitted)                                                             183      141      107     284     180       3    --    --
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                   $  1.11  $  1.01  $  0.89  $ 0.65  $ 0.96  $ 1.00    --    --
Accumulation unit value at end of period                         $  1.28  $  1.11  $  1.01  $ 0.89  $ 0.65  $ 0.96    --    --
Number of accumulation units outstanding at end of period (000
omitted)                                                              11       19       18     249     149       1    --    --
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                   $  1.20  $  1.14  $  1.06  $ 0.82  $ 0.97  $ 1.00    --    --
Accumulation unit value at end of period                         $  1.39  $  1.20  $  1.14  $ 1.06  $ 0.82  $ 0.97    --    --
Number of accumulation units outstanding at end of period (000
omitted)                                                             158      140      132      66       3      --    --    --
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                   $  1.00       --       --      --      --      --    --    --
Accumulation unit value at end of period                         $  1.03       --       --      --      --      --    --    --
Number of accumulation units outstanding at end of period (000
omitted)                                                           1,114       --       --      --      --      --    --    --
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                   $  0.73  $  0.72  $  0.69  $ 0.48  $ 0.91  $ 1.00    --    --
Accumulation unit value at end of period                         $  0.81  $  0.73  $  0.72  $ 0.69  $ 0.48  $ 0.91    --    --
Number of accumulation units outstanding at end of period (000
omitted)                                                             418      532      249      96       3      --    --    --
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
(11/1/2005)
Accumulation unit value at beginning of period                   $  1.06  $  1.00       --      --      --      --    --    --
Accumulation unit value at end of period                         $  1.14  $  1.06       --      --      --      --    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        653      144       --      --      --      --    --    --
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
(8/13/2001)
Accumulation unit value at beginning of period                   $  1.13  $  1.09  $  0.98  $ 0.75  $ 0.97  $ 1.00    --    --
Accumulation unit value at end of period                         $  1.31  $  1.13  $  1.09  $ 0.98  $ 0.75  $ 0.97    --    --
Number of accumulation units outstanding at end of period (000
omitted)                                                           1,374    1,186      726     969     310     136    --    --
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
(8/13/2001)
Accumulation unit value at beginning of period                   $  1.90  $  1.64  $  1.32  $ 0.92  $ 0.98  $ 1.00    --    --
Accumulation unit value at end of period                         $  2.55  $  1.90  $  1.64  $ 1.32  $ 0.92  $ 0.98    --    --
Number of accumulation units outstanding at end of period (000
omitted)                                                           3,592    2,607      984     472     606     210    --    --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                   $  1.17  $  1.04  $  0.91  $ 0.74  $ 0.93  $ 1.00    --    --
Accumulation unit value at end of period                         $  1.45  $  1.17  $  1.04  $ 0.91  $ 0.74  $ 0.93    --    --
Number of accumulation units outstanding at end of period (000
omitted)                                                             365      314      127       5     254       1    --    --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                   $  1.04  $  1.00       --      --      --      --    --    --
Accumulation unit value at end of period                         $  1.00  $  1.04       --      --      --      --    --    --
Number of accumulation units outstanding at end of period (000
omitted)                                                           2,939      618       --      --      --      --    --    --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                   $  1.36  $  1.31  $  1.15  $ 0.90  $ 1.04  $ 1.00    --    --
Accumulation unit value at end of period                         $  1.61  $  1.36  $  1.31  $ 1.15  $ 0.90  $ 1.04    --    --
Number of accumulation units outstanding at end of period (000
omitted)                                                           1,060    1,104    1,064     673     483     146    --    --
------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 53

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                 2006     2005     2004    2003    2002    2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO
(5/1/2000)
Accumulation unit value at beginning of period                   $  1.05  $  1.00  $  0.93  $ 0.78  $ 0.89  $ 0.96  $ 1.00      --
Accumulation unit value at end of period                         $  1.13  $  1.05  $  1.00  $ 0.93  $ 0.78  $ 0.89  $ 0.96      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         18        5       54       8       8       6       5      --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A
(5/1/2006)
Accumulation unit value at beginning of period                   $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                         $  1.02       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      2,834       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE
SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                   $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                         $  1.07       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      2,194       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO
(5/1/2006)
Accumulation unit value at beginning of period                   $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                         $  0.97       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1,600       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                   $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                         $  1.03       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      2,567       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/8/2003)
Accumulation unit value at beginning of period                   $  1.01  $  0.94  $  0.86  $ 0.83      --      --      --      --
Accumulation unit value at end of period                         $  1.13  $  1.01  $  0.94  $ 0.86      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         56       56       49      90      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
(5/1/2006)
Accumulation unit value at beginning of period                   $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                         $  1.03       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      6,582       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period                   $  1.14  $  1.06  $  1.01  $ 0.83  $ 1.00  $ 1.00      --      --
Accumulation unit value at end of period                         $  1.28  $  1.14  $  1.06  $ 1.01  $ 0.83  $ 1.00      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1,624    1,338      994     432     233     132      --      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                   $  1.86  $  1.59  $  1.28  $ 0.93  $ 1.04  $ 1.00      --      --
Accumulation unit value at end of period                         $  2.08  $  1.86  $  1.59  $ 1.28  $ 0.93  $ 1.04      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      4,011    2,702    1,034     510     325     132      --      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                   $  1.42  $  1.20  $  1.06  $ 0.75  $ 0.95  $ 1.00      --      --
Accumulation unit value at end of period                         $  1.66  $  1.42  $  1.20  $ 1.06  $ 0.75  $ 0.95      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1,130      728      573     205     324       7      --      --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE FUND SECURITIES - CLASS 2
(9/15/1999)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                   $  2.73  $  2.42  $  1.85  $ 1.37  $ 1.35  $ 1.26  $ 0.96  $ 1.00
Accumulation unit value at end of period                         $  3.27  $  2.73  $  2.42  $ 1.85  $ 1.37  $ 1.35  $ 1.26  $ 0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                        836      667      487     349     205     211     148       4
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
(9/15/1999)
Accumulation unit value at beginning of period                   $  2.14  $  1.98  $  1.61  $ 1.22  $ 1.35  $ 1.20  $ 0.96  $ 1.00
Accumulation unit value at end of period                         $  2.49  $  2.14  $  1.98  $ 1.61  $ 1.22  $ 1.35  $ 1.20  $ 0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                        738      593      414     242     282     150       9       2
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                   $  1.30  $  1.18  $  1.05  $ 0.85  $ 0.97  $ 1.00      --      --
Accumulation unit value at end of period                         $  1.53  $  1.30  $  1.18  $ 1.05  $ 0.85  $ 0.97      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        865      716      533     667     130      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL
SHARES (9/15/1999)
Accumulation unit value at beginning of period                   $  2.34  $  2.09  $  1.67  $ 1.31  $ 1.38  $ 1.24  $ 0.95  $ 1.00
Accumulation unit value at end of period                         $  2.71  $  2.34  $  2.09  $ 1.67  $ 1.31  $ 1.38  $ 1.24  $ 0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                      2,339    1,930      834     639     450     200      15       8
----------------------------------------------------------------------------------------------------------------------------------



54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                 2006     2005     2004    2003    2002    2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL
SHARES (9/15/1999)
Accumulation unit value at beginning of period                   $  1.05  $  0.99  $  0.87  $ 0.67  $ 0.87  $ 0.99  $ 1.10  $ 1.00
Accumulation unit value at end of period                         $  1.18  $  1.05  $  0.99  $ 0.87  $ 0.67  $ 0.87  $ 0.99  $ 1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                      2,499    3,019    1,522     735     694     943     577     170
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
(5/1/2000)
Accumulation unit value at beginning of period                   $  0.41  $  0.37  $  0.37  $ 0.25  $ 0.43  $ 0.68  $ 1.00      --
Accumulation unit value at end of period                         $  0.43  $  0.41  $  0.37  $ 0.37  $ 0.25  $ 0.43  $ 0.68      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        180      200      333     426     343     202     310      --
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE
SHARES (5/1/2000)
Accumulation unit value at beginning of period                   $  0.93  $  0.71  $  0.60  $ 0.45  $ 0.61  $ 0.80  $ 1.00      --
Accumulation unit value at end of period                         $  1.36  $  0.93  $  0.71  $ 0.60  $ 0.45  $ 0.61  $ 0.80      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        231      250      132     295     875     606     556      --
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE
SHARES (9/15/1999)
Accumulation unit value at beginning of period                   $  1.04  $  0.94  $  0.83  $ 0.65  $ 0.73  $ 0.96  $ 1.07  $ 1.00
Accumulation unit value at end of period                         $  1.27  $  1.04  $  0.94  $ 0.83  $ 0.65  $ 0.73  $ 0.96  $ 1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1,291    1,238    1,236   2,397     636     253      57       8
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                   $  0.67  $  0.64  $  0.59  $ 0.49  $ 0.68  $ 0.91  $ 1.00      --
Accumulation unit value at end of period                         $  0.71  $  0.67  $  0.64  $ 0.59  $ 0.49  $ 0.68  $ 0.91      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        481      640      522     874     785     913     533      --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                   $  0.90  $  0.86  $  0.81  $ 0.61  $ 0.90  $ 0.96  $ 1.00      --
Accumulation unit value at end of period                         $  1.01  $  0.90  $  0.86  $ 0.81  $ 0.61  $ 0.90  $ 0.96      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        243      558      576     622     485     548     352      --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                   $  1.38  $  1.19  $  0.92  $ 0.68  $ 0.89  $ 1.00      --      --
Accumulation unit value at end of period                         $  1.80  $  1.38  $  1.19  $ 0.92  $ 0.68  $ 0.89      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1,065      588      211     139     139     138      --      --
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL
PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                   $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                         $  1.05       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1,957       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES
(2/4/2004)
Accumulation unit value at beginning of period                   $  1.31  $  1.16  $  1.00      --      --      --      --      --
Accumulation unit value at end of period                         $  1.53  $  1.31  $  1.16      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1,309      756      158      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES
(2/4/2004)
Accumulation unit value at beginning of period                   $  1.26  $  1.16  $  1.00      --      --      --      --      --
Accumulation unit value at end of period                         $  1.44  $  1.26  $  1.16      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        773      643      432      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                   $  1.09  $  1.07  $  1.00      --      --      --      --      --
Accumulation unit value at end of period                         $  1.16  $  1.09  $  1.07      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      6,331    3,173      403      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                   $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                         $  1.04       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      4,105       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES
(8/13/2001)
Accumulation unit value at beginning of period                   $  1.20  $  1.14  $  0.99  $ 0.81  $ 0.98  $ 1.00      --      --
Accumulation unit value at end of period                         $  1.46  $  1.20  $  1.14  $ 0.99  $ 0.81  $ 0.98      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         81      156      182     283     175      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES*
(12/15/2006)
Accumulation unit value at beginning of period                   $  1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period                         $  1.01       --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         --       --       --      --      --      --      --      --

*     Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II Shares
      on Dec. 15, 2006.
----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 55

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                            2006     2005     2004     2003     2002     2001     2000     1999
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES
(8/13/2001)
Accumulation unit value at beginning of period              $  1.10  $  0.98  $  0.92  $  0.78  $  0.98  $  1.00       --       --
Accumulation unit value at end of period                    $  1.12  $  1.10  $  0.98  $  0.92  $  0.78  $  0.98       --       --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   195      218       67      170      145      129       --       --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES
(8/13/2001)
Accumulation unit value at beginning of period              $  1.30  $  1.16  $  1.01  $  0.79  $  0.96  $  1.00       --       --
Accumulation unit value at end of period                    $  1.65  $  1.30  $  1.16  $  1.01  $  0.79  $  0.96       --       --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   164      145      194      207      881      418       --       --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period              $  1.03  $  0.92  $  0.78  $  0.59  $  0.86  $  1.29  $  1.36  $  1.00
Accumulation unit value at end of period                    $  1.08  $  1.03  $  0.92  $  0.78  $  0.59  $  0.86  $  1.29  $  1.36
Number of accumulation units outstanding at end of period
(000 omitted)                                                   429      374      375      431      525    1,092    1,330      183
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND
(9/15/1999)
Accumulation unit value at beginning of period              $  1.10  $  1.06  $  0.97  $  0.81  $  0.94  $  1.06  $  1.09  $  1.00
Accumulation unit value at end of period                    $  1.25  $  1.10  $  1.06  $  0.97  $  0.81  $  0.94  $  1.06  $  1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   459      623      257      221      120      296      145       10
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*
(9/15/1999)
Accumulation unit value at beginning of period              $  1.13  $  1.11  $  1.11  $  1.11  $  1.10  $  1.07  $  1.01  $  1.00
Accumulation unit value at end of period                    $  1.17  $  1.13  $  1.11  $  1.11  $  1.11  $  1.10  $  1.07  $  1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                 8,286    4,504    2,098      447    3,911    5,658    6,615    2,266

*    The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.94%
     and 4.02%, respectively.
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND
(2/4/2004)
Accumulation unit value at beginning of period              $  1.04  $  1.02  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                    $  1.07  $  1.04  $  1.02       --       --       --       --       --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   135      100       73       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND
(9/15/1999)
Accumulation unit value at beginning of period              $  1.31  $  1.29  $  1.24  $  1.20  $  1.14  $  1.06  $  1.02  $  1.00
Accumulation unit value at end of period                    $  1.36  $  1.31  $  1.29  $  1.24  $  1.20  $  1.14  $  1.06  $  1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                 7,272    3,619    2,145    1,691      762      985      410       47
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY
INCOME FUND (9/15/1999)
Accumulation unit value at beginning of period              $  1.53  $  1.36  $  1.16  $  0.82  $  1.02  $  1.01  $  1.02  $  1.00
Accumulation unit value at end of period                    $  1.83  $  1.53  $  1.36  $  1.16  $  0.82  $  1.02  $  1.01  $  1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                 9,434    5,165    3,041    1,239    1,262      281      218       23
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND
(5/1/2000)
Accumulation unit value at beginning of period              $  1.58  $  1.19  $  0.96  $  0.69  $  0.73  $  0.75  $  1.00       --
Accumulation unit value at end of period                    $  2.11  $  1.58  $  1.19  $  0.96  $  0.69  $  0.73  $  0.75       --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,144    1,491      475      115      277        3        1       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND
(5/1/2006)
Accumulation unit value at beginning of period              $  1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period                    $  1.09       --       --       --       --       --       --       --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 3,666       --       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND
(9/15/1999)
Accumulation unit value at beginning of period              $  1.38  $  1.46  $  1.33  $  1.18  $  1.04  $  1.03  $  1.00  $  1.00
Accumulation unit value at end of period                    $  1.46  $  1.38  $  1.46  $  1.33  $  1.18  $  1.04  $  1.03  $  1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,645    1,377      741      714      251      249        4        3
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION
PROTECTED SECURITIES FUND (9/13/2004)
Accumulation unit value at beginning of period              $  1.05  $  1.03  $  1.00       --       --       --       --       --
Accumulation unit value at end of period                    $  1.06  $  1.05  $  1.03       --       --       --       --       --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,959    1,455    5,004       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND
(9/15/1999)
Accumulation unit value at beginning of period              $  0.67  $  0.62  $  0.57  $  0.47  $  0.64  $  0.94  $  1.17  $  1.00
Accumulation unit value at end of period                    $  0.73  $  0.67  $  0.62  $  0.57  $  0.47  $  0.64  $  0.94  $  1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                 6,049    6,193    2,153    1,664    1,064    1,285    1,762      401
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND
(9/15/1999)
Accumulation unit value at beginning of period              $  1.26  $  1.22  $  1.10  $  0.89  $  0.95  $  0.91  $  1.01  $  1.00
Accumulation unit value at end of period                    $  1.39  $  1.26  $  1.22  $  1.10  $  0.89  $  0.95  $  0.91  $  1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,925    2,397    2,886    4,230    1,480    1,549    1,186       48
----------------------------------------------------------------------------------------------------------------------------------



56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2006    2005    2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
(9/13/2004)
Accumulation unit value at beginning of period                  $ 1.07  $ 1.04  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                        $ 1.15  $ 1.07  $ 1.04      --      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                         2,358     493      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY
FUND (9/15/1999)
Accumulation unit value at beginning of period                  $ 0.92  $ 0.82  $ 0.70  $ 0.55  $ 0.67  $ 0.95  $ 1.27  $ 1.00
Accumulation unit value at end of period                        $ 1.14  $ 0.92  $ 0.82  $ 0.70  $ 0.55  $ 0.67  $ 0.95  $ 1.27
Number of accumulation units outstanding at end of period (000
omitted)                                                         1,343   1,252     848     143     488      65      81     133
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
(9/15/1999)
Accumulation unit value at beginning of period                  $ 0.85  $ 0.80  $ 0.76  $ 0.59  $ 0.76  $ 0.94  $ 1.14  $ 1.00
Accumulation unit value at end of period                        $ 0.97  $ 0.85  $ 0.80  $ 0.76  $ 0.59  $ 0.76  $ 0.94  $ 1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                         2,453   3,121   1,484     172     202     291     266     872
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND
(2/4/2004)
Accumulation unit value at beginning of period                  $ 1.14  $ 1.10  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                        $ 1.35  $ 1.14  $ 1.10      --      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           184      92      65      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND
(5/1/2001)
Accumulation unit value at beginning of period                  $ 1.26  $ 1.15  $ 1.06  $ 0.87  $ 1.01  $ 1.00      --      --
Accumulation unit value at end of period                        $ 1.25  $ 1.26  $ 1.15  $ 1.06  $ 0.87  $ 1.01      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           450     655     523     578     328      38      --      --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND
(5/2/2005)
Accumulation unit value at beginning of period                  $ 1.20  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                        $ 1.37  $ 1.20      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                         2,575     115      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND
(5/1/2000)
Accumulation unit value at beginning of period                  $ 0.88  $ 0.85  $ 0.77  $ 0.61  $ 0.79  $ 0.90  $ 1.00      --
Accumulation unit value at end of period                        $ 1.01  $ 0.88  $ 0.85  $ 0.77  $ 0.61  $ 0.79  $ 0.90      --
Number of accumulation units outstanding at end of period (000
omitted)                                                         1,170   2,054   1,958   1,381     973     770     285      --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND
(2/4/2004)
Accumulation unit value at beginning of period                  $ 1.13  $ 1.13  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                        $ 1.30  $ 1.13  $ 1.13      --      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            77     235     182      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S.
GOVERNMENT FUND (9/15/1999)
Accumulation unit value at beginning of period                  $ 1.24  $ 1.23  $ 1.22  $ 1.21  $ 1.15  $ 1.09  $ 1.01  $ 1.00
Accumulation unit value at end of period                        $ 1.28  $ 1.24  $ 1.23  $ 1.22  $ 1.21  $ 1.15  $ 1.09  $ 1.01
Number of accumulation units outstanding at end of period (000
omitted)                                                           493     688     870   1,097   1,275     592       1      10
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND
(9/15/1999)
Accumulation unit value at beginning of period                  $ 1.61  $ 1.54  $ 1.31  $ 0.89  $ 1.08  $ 1.16  $ 1.12  $ 1.00
Accumulation unit value at end of period                        $ 1.79  $ 1.61  $ 1.54  $ 1.31  $ 0.89  $ 1.08  $ 1.16  $ 1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                           333     514     779     660     393     378     286      28
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(8/14/2001)
Accumulation unit value at beginning of period                  $ 1.61  $ 1.53  $ 1.28  $ 0.93  $ 1.07  $ 1.00      --      --
Accumulation unit value at end of period                        $ 1.92  $ 1.61  $ 1.53  $ 1.28  $ 0.93  $ 1.07      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                         2,495   2,068     860     982     627     411      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II
SHARES (2/4/2004)
Accumulation unit value at beginning of period                  $ 1.19  $ 1.15  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                        $ 1.38  $ 1.19  $ 1.15      --      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                         4,892   3,642     641      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES
(5/1/2006)
Accumulation unit value at beginning of period                  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                        $ 1.23      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                         1,473      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES
(5/1/2006)
Accumulation unit value at beginning of period                  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                        $ 0.99      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                         1,068      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 57

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2006    2005    2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/15/1999)
Accumulation unit value at beginning of period                  $ 1.69  $ 1.40  $ 1.08  $ 0.73  $ 0.85  $ 1.09  $ 1.51  $ 1.00
Accumulation unit value at end of period                        $ 2.31  $ 1.69  $ 1.40  $ 1.08  $ 0.73  $ 0.85  $ 1.09  $ 1.51
Number of accumulation units outstanding at end of period (000
omitted)                                                         3,471   2,814   1,701   1,136   1,484     769     599     112
------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/15/1999)
Accumulation unit value at beginning of period                  $ 1.79  $ 1.62  $ 1.37  $ 0.96  $ 1.17  $ 1.05  $ 1.15  $ 1.00
Accumulation unit value at end of period                        $ 1.92  $ 1.79  $ 1.62  $ 1.37  $ 0.96  $ 1.17  $ 1.05  $ 1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                         3,852   2,709   1,415   1,250     847     820     990     125
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (5/1/2001)
Accumulation unit value at beginning of period                  $ 1.16  $ 1.11  $ 1.02  $ 0.84  $ 0.97  $ 1.00      --      --
Accumulation unit value at end of period                        $ 1.29  $ 1.16  $ 1.11  $ 1.02  $ 0.84  $ 0.97      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            31     355      91      66      29       8      --      --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (5/1/2001)
Accumulation unit value at beginning of period                  $ 1.07  $ 0.99  $ 0.90  $ 0.69  $ 0.90  $ 1.00      --      --
Accumulation unit value at end of period                        $ 1.29  $ 1.07  $ 0.99  $ 0.90  $ 0.69  $ 0.90      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                             5      82      84       4     144       1      --      --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (8/13/2001)
Accumulation unit value at beginning of period                  $ 1.23  $ 1.15  $ 0.98  $ 0.72  $ 0.99  $ 1.00      --      --
Accumulation unit value at end of period                        $ 1.38  $ 1.23  $ 1.15  $ 0.98  $ 0.72  $ 0.99      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           421     467     408     445     314     136      --      --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                  $ 0.98  $ 0.93  $ 0.82  $ 0.58  $ 0.94  $ 1.00      --      --
Accumulation unit value at end of period                        $ 1.20  $ 0.98  $ 0.93  $ 0.82  $ 0.58  $ 0.94      --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            84      35      10      10       6       2      --      --
------------------------------------------------------------------------------------------------------------------------------



58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts ..........................................    p. 3
Rating Agencies.......................................................    p. 4
Revenues Received During Calendar Year 2006...........................    p. 4
Principal Underwriter ................................................    p. 5
Independent Registered Public Accounting Firm ........................    p. 5
Financial Statements



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3
- PROSPECTUS 59

RIVERSOURCE [LOGO](SM)
        ANNUITIES


RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

          RiverSource Distributors, Inc. (Distributor), Member NASD.
                 Insurance and annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with
                     Ameriprise Financial Services, Inc.

           (C) 2007 Ameriprise Financial, Inc. All rights reserved.

S-6407 H (5/07)

PROSPECTUS

MAY 1, 2007

RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE ANNUITY
RETIREMENT ADVISOR SELECT PLUS(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

NEW RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS AND RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             ameriprise.com/variableannuities

             RIVERSOURCE VARIABLE ACCOUNT 10/RIVERSOURCE ACCOUNT MGA

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus), or the RiverSource Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:

     o    AIM Variable Insurance Funds

     o    Alliance Bernstein Variable Products Series Fund, Inc.

     o    American Century Variable Portfolios, Inc.

     o    Calvert Variable Series, Inc.

     o    Columbia Funds Variable Insurance Trust

     o    Credit Suisse Trust

     o    Eaton Vance Variable Trust

     o    Evergreen Variable Annuity Trust

     o    Fidelity(R) Variable Insurance Products - Service Class 2

     o    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT)
          - Class 2

     o    Goldman Sachs Variable Insurance Trust (VIT)

     o    Janus Aspen Series: Service Shares

     o    Lazard Retirement Series, Inc.

     o    Legg Mason Variable Portfolios I, Inc.

     o    MFS(R) Variable Insurance Trust(SM)

     o    Neuberger Berman Advisers Management Trust

     o    Oppenheimer Variable Account Funds - Service Shares

     o    PIMCO Variable Insurance Trust (VIT)

     o    Putnam Variable Trust - Class IB Shares

     o    RiverSource(R) Variable Portfolio Funds

     o    The Universal Institutional Funds, Inc.

     o    Van Kampen Life Investment Trust

     o    Wanger Advisors Trust

     o    Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).



1 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
  PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS                                                                    3
THE CONTRACT IN BRIEF                                                        5
EXPENSE SUMMARY                                                              7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                 14
FINANCIAL STATEMENTS                                                        14
THE VARIABLE ACCOUNT AND THE FUNDS                                          14
GUARANTEE PERIOD ACCOUNTS (GPAs)                                            28
THE FIXED ACCOUNT                                                           30
THE SPECIAL DCA ACCOUNT                                                     30
BUYING YOUR CONTRACT                                                        30
CHARGES                                                                     33
VALUING YOUR INVESTMENT                                                     40
MAKING THE MOST OF YOUR CONTRACT                                            42
SURRENDERS                                                                  52
TSA -- SPECIAL PROVISIONS                                                   53
CHANGING OWNERSHIP                                                          53
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                         54
OPTIONAL BENEFITS                                                           55
THE ANNUITY PAYOUT PERIOD                                                   66
TAXES                                                                       68
VOTING RIGHTS                                                               71
SUBSTITUTION OF INVESTMENTS                                                 71
ABOUT THE SERVICE PROVIDERS                                                 72
ADDITIONAL INFORMATION                                                      73
APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)                        75
APPENDIX B: EXAMPLE -- SURRENDER CHARGES                                    77
APPENDIX C: EXAMPLE -- OPTIONAL BENEFITS                                    81
APPENDIX D: CONDENSED FINANCIAL INFORMATION (UNAUDITED)                     86
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION               116

CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.



2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
  PLUS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

o current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

o current or retired Ameriprise financial advisors and their spouses (advisors), or

o individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal benefit that gives you the right to make limited partial withdrawals each contract year. This rider requires participation in one of the asset allocation programs. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.


3 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
  PLUS VARIABLE ANNUITY -- PROSPECTUS

OWNER (YOU, YOUR): A natural person or persons (including a revocable trust) who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.

PORTFOLIO NAVIGATOR (PN) ASSET ALLOCATION PROGRAM: This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider. If you do not select the Accumulation Benefit rider or the Withdrawal Benefit rider, you may elect to participate in the PN program by adding the optional PN program rider for an additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o    Roth IRAs under Section 408A of the Code

o    SIMPLE IRAs under Section 408(p) of the Code

o    Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
     Code

o    Plans under Section 401(k) of the Code

o    Custodial and investment only plans under Section 401(a) of the Code

o    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, ROPP, Accumulation Benefit, Withdrawal Benefit and/or PN. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
  PLUS VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, fixed accounts, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. You will receive a full refund of the contract value (reflecting any applicable MVA), less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

o the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p.
     15)

o the GPAs which earn interest at rates declared when you make an allocation to that account. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (p. 28)

o the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (p. 30)

o    the Special DCA account, when available. (p. 30)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 30)

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. GPAs and fixed account transfers are subject to special restrictions. (p. 48)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2 and may have other tax consequences; also, certain restrictions apply. (p. 52)

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 54)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of an asset allocation model which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (p. 55)



5 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
  PLUS VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 66)

TAXES: Generally, income earned your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 68)



6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
  PLUS VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE PLUS

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*

                SEVEN-YEAR SCHEDULE                        TEN-YEAR SCHEDULE*

  NUMBER OF COMPLETED                          NUMBER OF COMPLETED
YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
    PURCHASE PAYMENT         PERCENTAGE          PURCHASE PAYMENT         PERCENTAGE
           0                     7%                     0                     8%
           1                     7                      1                     8
           2                     7                      2                     8
           3                     6                      3                     7
           4                     5                      4                     7
           5                     4                      5                     6
           6                     2                      6                     5
           7+                    0                      7                     4
                                                        8                     3
                                                        9                     2
                                                       10+                    0

* The ten-year surrender charge schedule is not available for contracts issued in Oregon. In Connecticut and Utah, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama, Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

SURRENDER CHARGE FOR RAVA SELECT PLUS (EXCEPT TEXAS)

(Contingent deferred sales load as a percentage of purchase payment surrendered)

 YEARS FROM     SURRENDER CHARGE
CONTRACT DATE      PERCENTAGE
      1                7%
      2                7
      3                7
  Thereafter           0

SURRENDER CHARGE FOR RAVA SELECT PLUS IN TEXAS

(Contingent deferred sales load)

                                             SURRENDER CHARGE PERCENTAGE
                                 (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                  IN CONTRACT YEAR

PAYMENTS MADE IN CONTRACT YEAR         1          2           3         THEREAFTER
      1                                8%         7%          6%            0%
      2                                           8           7             0
      3                                                       8             0
  Thereafter                                                                0

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


7 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
  PLUS VARIABLE ANNUITY -- PROSPECTUS

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                      Maximum: $50*   Current: $30

(We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

OPTIONAL RIDER FEES

(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)

ROPP RIDER FEE                                      Maximum: 0.30%   Current: 0.20%
MAV RIDER FEE                                       Maximum: 0.35%   Current: 0.25%
5-YEAR MAV RIDER FEE                                Maximum: 0.20%   Current: 0.10%
EEB RIDER FEE                                       Maximum: 0.40%   Current: 0.30%
EEP RIDER FEE                                       Maximum: 0.50%   Current: 0.40%
PN RIDER FEE                                        Maximum: 0.20%   Current: 0.10%
ACCUMULATION BENEFIT RIDER FEE                      Maximum: 2.50%   Current: 0.60%
WITHDRAWAL BENEFIT RIDER FEE                        Maximum: 2.50%   Current: 0.60%

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE:   RAVA ADVANTAGE PLUS   RAVA SELECT PLUS
FOR NONQUALIFIED ANNUITIES                0.95%              1.20%
FOR QUALIFIED ANNUITIES                   0.75%              1.00%
FOR BAND 3 ANNUITIES                      0.55%              0.75%


8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
  PLUS VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                           MINIMUM   MAXIMUM
Total expenses before fee waivers and/or
expense reimbursements                       0.51%    1.86%

(a)  Each fund deducts management fees and other expenses from fund assets.
     Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable
     Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                              GROSS TOTAL
                                                                              MANAGEMENT   12b-1     OTHER       ANNUAL
                                                                                 FEES      FEES    EXPENSES     EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                             0.61%     0.25%    0.30%**   1.16%(1)
AIM V.I. Capital Development Fund, Series II Shares                              0.75      0.25     0.35**    1.35(1),(2)
AIM V.I. Financial Services Fund, Series I Shares                                0.75        --     0.38**    1.13(1)
AIM V.I. Global Health Care Fund, Series II Shares                               0.75      0.25     0.36**    1.36(1)
AIM V.I. International Growth Fund, Series II Shares                             0.72      0.25     0.39**    1.36(1)
AIM V.I. Technology Fund, Series I Shares                                        0.75        --     0.37**    1.12(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                      0.75      0.25     0.18      1.18
AllianceBernstein VPS Growth and Income Portfolio (Class B)                      0.55      0.25     0.06      0.86
AllianceBernstein VPS International Value Portfolio (Class B)                    0.75      0.25     0.10      1.10
American Century VP International, Class II                                      1.13      0.25       --      1.38
American Century VP Mid Cap Value, Class II                                      0.90      0.25       --      1.15
American Century VP Ultra(R), Class II                                           0.90      0.25       --      1.15
American Century VP Value, Class II                                              0.83      0.25       --      1.08
Calvert Variable Series, Inc. Social Balanced Portfolio                          0.70        --     0.21      0.91
Columbia High Yield Fund, Variable Series, Class B                               0.55      0.25     0.32      1.12(3)
Columbia Marsico Growth Fund, Variable Series, Class A                           0.74        --     0.27      1.01(3)
Columbia Marsico International Opportunities Fund, Variable Series, Class B      0.80      0.25     0.32      1.37(3)
Credit Suisse Trust - Commodity Return Strategy Portfolio                        0.50      0.25     0.51      1.26(4)
Eaton Vance VT Floating-Rate Income Fund                                         0.57      0.25     0.37      1.19
Evergreen VA International Equity Fund - Class 2                                 0.40      0.25     0.28**    0.93
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                          0.57      0.25     0.09      0.91
Fidelity(R) VIP Growth & Income Portfolio Service Class 2                        0.47      0.25     0.13      0.85
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                0.57      0.25     0.11      0.93
Fidelity(R) VIP Overseas Portfolio Service Class 2                               0.72      0.25     0.16      1.13
FTVIPT Franklin Global Real Estate Securities Fund - Class 2                     0.47      0.25     0.03      0.75(5)
(previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                        0.51      0.25     0.20**    0.96(6)
FTVIPT Mutual Shares Securities Fund - Class 2                                   0.60      0.25     0.21      1.06
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                      0.80        --     0.07      0.87(7)



9 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
  PLUS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                             GROSS TOTAL
                                                                         MANAGEMENT   12b-1    OTHER           ANNUAL
                                                                            FEES       FEES   EXPENSES        EXPENSES
Goldman Sachs VIT Structured U.S. Equity Fund - Institutional
Shares                                                                      0.65%        --%   0.07%     0.72%(7)
Janus Aspen Series Large Cap Growth Portfolio: Service Shares               0.64       0.25    0.05**    0.94
Lazard Retirement International Equity Portfolio - Service Shares           0.75       0.25    0.19      1.19
Legg Mason Partners Variable Small Cap Growth Portfolio, Class I            0.75         --    0.21**    0.96
MFS(R) Investors Growth Stock Series - Service Class                        0.75       0.25    0.12      1.12
MFS(R) New Discovery Series - Service Class                                 0.90       0.25    0.13      1.28
MFS(R) Total Return Series - Service Class                                  0.75       0.25    0.10      1.10(8)
MFS(R) Utilities Series - Service Class                                     0.75       0.25    0.11      1.11
Neuberger Berman Advisers Management Trust International
Portfolio (Class S)                                                         1.15       0.25    0.27      1.67(9)
Oppenheimer Global Securities Fund/VA, Service Shares                       0.62       0.25    0.04**    0.91(10)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                   0.72       0.25    0.03**    1.00(10)
Oppenheimer Strategic Bond Fund/VA, Service Shares                          0.62       0.25    0.02**    0.89(10)
PIMCO VIT All Asset Portfolio, Advisor Share Class                          0.18       0.25    0.86**    1.29
Putnam VT Health Sciences Fund - Class IB Shares                            0.70       0.25    0.15**    1.10
Putnam VT International Equity Fund - Class IB Shares                       0.74       0.25    0.19**    1.18
Putnam VT Vista Fund - Class IB Shares                                      0.65       0.25    0.15**    1.05
RiverSource(R) Variable Portfolio - Balanced Fund                           0.56       0.13    0.15**    0.84(11),(12)
RiverSource(R) Variable Portfolio - Cash Management Fund                    0.33       0.13    0.14      0.60(11)
RiverSource(R) Variable Portfolio - Core Bond Fund                          0.48       0.13    0.32**    0.93(11),(13)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                   0.46       0.13    0.15**    0.74(11)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund          0.64       0.13    0.14**    0.91(11),(12)
RiverSource(R) Variable Portfolio - Emerging Markets Fund                   1.13       0.13    0.25**    1.51(11),(12)
RiverSource(R) Variable Portfolio - Fundamental Value Fund                  0.72       0.13    0.17**    1.02(11),(12),(13)
RiverSource(R) Variable Portfolio - Global Bond Fund                        0.70       0.13    0.17**    1.00(11)
RiverSource(R) Variable Portfolio - Global Inflation Protected
Securities Fund                                                             0.44       0.13    0.15**    0.72(11),(13)
RiverSource(R) Variable Portfolio - Growth Fund                             0.71       0.13    0.17**    1.01(11),(12)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                    0.59       0.13    0.16**    0.88(11)
RiverSource(R) Variable Portfolio - Income Opportunities Fund               0.61       0.13    0.16**    0.90(11),(13)
RiverSource(R) Variable Portfolio - International Opportunity Fund          0.76       0.13    0.19**    1.08(11),(12)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                   0.57       0.13    0.13**    0.83(11),(12)
RiverSource(R) Variable Portfolio - Large Cap Value Fund                    0.60       0.13    0.50**    1.23(11),(13)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                     0.60       0.13    0.15**    0.88(11),(12),(13)
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                      0.72       0.13    0.22**    1.07(11),(12),(13)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                      0.22       0.13    0.16**    0.51(11),(13)
RiverSource(R) Variable Portfolio - Select Value Fund                       0.72       0.13    0.37**    1.22(11),(12),(13)
RiverSource(R) Variable Portfolio - Short Duration U.S. Government
Fund                                                                        0.48       0.13    0.16**    0.77(11)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                0.72       0.13    0.23**    1.08(11),(12)
RiverSource(R) Variable Portfolio - Small Cap Value Fund                    1.00       0.13    0.19**    1.32(11),(12),(13)
Van Kampen Life Investment Trust Comstock Portfolio, Class II
Shares                                                                      0.56       0.25    0.03      0.84
Van Kampen UIF Global Real Estate Portfolio, Class II Shares                0.85       0.35    0.66      1.86(14)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                    0.75       0.35    0.31      1.41(14)
Wanger International Small Cap                                              0.91         --    0.10      1.01
Wanger U.S. Smaller Companies                                               0.90         --    0.05      0.95



10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                 GROSS TOTAL
                                                 MANAGEMENT   12b-1    OTHER       ANNUAL
                                                    FEES      FEES    EXPENSES    EXPENSES
Wells Fargo Advantage VT Opportunity Fund           0.73%      0.25%   0.20%**    1.18%(15)
Wells Fargo Advantage VT Small Cap Growth Fund      0.75       0.25    0.23**     1.23(15)

* The Funds provided the information on their expenses and we have not independently verified the information.

** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least
     April 30, 2008.

(2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.34% for AIM V.I. Capital
     Development Fund, Series II Shares.

(3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series,
     Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

(4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.

(5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

(6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission
     (SEC). After fee reductions net expenses would be 0.93% for FTVIPT
     Franklin Small Cap Value Securities Fund - Class 2.

(7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
     Investment Adviser has voluntarily agreed to limit "Other expenses"
     (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S.
     Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(8)  The Fund's management fee as set forth in its Investment Advisory
     Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. For the Fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the Fund's
     Board of Trustees.

(9) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.

(10) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional
     Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.

(11) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(12) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R)
     Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R)
     Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R)
     Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R)
     Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
     RiverSource(R) Variable Portfolio - Diversified Equity Income Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund, 0.11% for
     RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R)
     Variable Portfolio - International Opportunity Fund, 0.01% for
     RiverSource(R) Variable Portfolio - Large Cap Equity Fund, 0.02% for
     RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for
     RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.83% for RiverSource(R) Variable Portfolio - Core Bond Fund,
     1.07% for RiverSource(R) Variable Portfolio - Fundamental Value Fund,
     0.72% for RiverSource(R) Variable Portfolio - Global Inflation Protected
     Securities Fund, 0.99% for RiverSource(R) Variable Portfolio -Income
     Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio - Large
     Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid Cap
     Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap Value
     Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index Fund,
     1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(14) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio,
     Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio,
     Class II Shares.

(15) The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.



11 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV, EEP and Withdrawal Benefit or Accumulation Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    IF YOU SURRENDER YOUR CONTRACT        OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:

NONQUALIFIED ANNUITY                            1 YEAR   3 YEARS    5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge             $1,423.30  $2,646.95  $3,740.60  $6,098.31  $623.30  $1,846.95  $3,040.60  $5,898.31
schedule(3)
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule   1,323.30   2,546.95   3,540.60   5,898.31   623.30   1,846.95   3,040.60   5,898.31
RAVA SELECT PLUS                              1,350.47   2,622.18   3,155.91   6,081.44   650.47   1,922.18   3,155.91   6,081.44
RAVA SELECT PLUS - TEXAS                      1,450.47   2,522.18   3,155.91   6,081.44   650.47   1,922.18   3,155.91   6,081.44


                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    IF YOU SURRENDER YOUR CONTRACT        OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                               AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:

QUALIFIED ANNUITY                                1 YEAR    3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule(3)  $1,402.80  $2,589.88  $3,652.68  $5,956.67  $602.80  $1,789.88  $2,952.68  $5,756.67
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule    1,302.80   2,489.88   3,452.68   5,756.67   602.80   1,789.88   2,952.68   5,756.67
RAVA SELECT PLUS                               1,329.97   2,565.44   3,069.01   5,943.70   629.97   1,865.44   3,069.01   5,943.70
RAVA SELECT PLUS - TEXAS                       1,429.97   2,465.44   3,069.01   5,943.70   629.97   1,865.44   3,069.01   5,943.70


                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    IF YOU SURRENDER YOUR CONTRACT        OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                               AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:

BAND 3 ANNUITY                                   1 YEAR    3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS - BAND 3
With a ten-year surrender charge schedule(3)  $1,382.30  $2,532.57  $3,563.98  $5,812.03  $582.30  $1,732.57  $2,863.98  $5,612.03
RAVA ADVANTAGE PLUS - BAND 3
With a seven-year surrender charge schedule    1,282.30   2,432.57   3,363.98   5,612.03   582.30   1,732.57   2,863.98   5,612.03
RAVA SELECT PLUS - BAND 3                      1,304.34   2,494.17   2,959.30   5,767.40   604.34   1,794.17   2,959.30   5,767.40
RAVA SELECT PLUS - TEXAS - BAND 3              1,404.34   2,394.17   2,959.30   5,767.40   604.34   1,794.17   2,959.30   5,767.40



12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:

NONQUALIFIED ANNUITY                            1 YEAR   3 YEARS    5 YEARS    10 YEARS      1 YEAR  3 YEARS  5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule(3)   $951.80  $1,271.45  $1,513.74  $1,979.37     $151.80  $471.45  $813.74  $1,779.37
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule     851.80   1,171.45   1,313.74   1,779.37      151.80   471.45   813.74   1,779.37
RAVA SELECT PLUS                                878.97   1,254.32     954.15   2,071.62      178.97   554.32   954.15   2,071.62
RAVA SELECT PLUS - TEXAS                        978.97   1,154.32     954.15   2,071.62      178.97   554.32   954.15   2,071.62


                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:

QUALIFIED ANNUITY                               1 YEAR   3 YEARS    5 YEARS    10 YEARS      1 YEAR  3 YEARS  5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule(3)   $931.30  $1,208.61  $1,406.74  $1,753.74     $131.30  $408.61  $706.74  $1,553.74
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule     831.30   1,108.61   1,206.74   1,553.74      131.30   408.61   706.74    1,553.74
RAVA SELECT PLUS                                858.47   1,191.82     848.33   1,851.76      158.47   491.82   848.33    1,851.76
RAVA SELECT PLUS - TEXAS                        961.23   1,100.27     862.66   1,881.69      161.23   500.27   862.66    1,881.69


                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:

BAND 3 ANNUITY                                   1 YEAR   3 YEARS    5 YEARS    10 YEARS      1 YEAR  3 YEARS  5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS - BAND 3
With a ten-year surrender charge schedule(3)   $910.80  $1,145.51  $1,298.85  $1,523.66     $110.80  $345.51  $598.85  $1,323.66
RAVA ADVANTAGE PLUS - BAND 3
With a seven-year surrender charge schedule     810.80   1,045.51   1,098.85   1,323.66      110.80   345.51   598.85   1,323.66
RAVA SELECT PLUS - BAND 3                       832.84   1,113.33     714.80   1,570.81      132.84   413.33   714.80   1,570.81
RAVA SELECT PLUS - TEXAS - BAND 3               932.84   1,013.33     714.80   1,570.81      132.84   413.33   714.80   1,570.81

(1) In these examples, the contract administrative charge is approximated as a .021% charge for RAVA Advantage Plus, a .036% charge for RAVA Select
     Plus, a .036% for RAVA Select Plus - Texas, a .021% charge for RAVA
     Advantage Plus - Band 3, a .036% charge for RAVA Select Plus - Band 3 and a .036% charge for RAVA Select Plus - Texas - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

(3) In Connecticut and Utah, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.



13 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

You can find unaudited condensed financial information for the subaccounts in Appendix D.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes.

We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under
     Section 817(h) of the Code.


14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

o    REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
     INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

     o Compensating, training and educating sales representatives who sell the contracts.

     o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

     o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

     o Providing sub-transfer agency and shareholder servicing to contract owners.

     o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

     o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


15 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

     o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

     o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

     o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

     o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

     o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

     o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND                        INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------
AIM V.I. Capital            Growth of capital. Invests principally in common stocks of     A I M Advisors, Inc.
Appreciation Fund,          companies likely to benefit from new or innovative products,
Series II Shares            services or processes as well as those with above- average long-term growth and excellent prospects for future growth.
                            The fund can invest up to 25% of its total assets in foreign securities that involve risks not associated with investing solely in the United States.

AIM V.I. Capital            Long-term growth of capital. Invests primarily in securities   A I M Advisors, Inc.
Development Fund,           (including common stocks, convertible securities and bonds)
Series II Shares            of small- and medium-sized companies. The Fund may invest up to 25% of its total assets in foreign securities.

AIM V.I. Financial          Capital Growth. Actively managed. Invests at least 80% of      A I M Advisors, Inc.
Services Fund,              its net assets in the equity securities and equity-related
Series I Shares             instruments of companies involved in the financial services sector. These companies include, but are not limited to,
                            banks, insurance companies, investment and miscellaneous
                            industries (asset managers, brokerage firms, and
                            government-sponsored agencies and suppliers to financial
                            services companies).

AIM V.I. Global Health      Capital Growth The fund seeks to meet its objective by         A I M Advisors, Inc.
Care Fund,                  investing, normally, at least 80% of its assets in
Series II Shares            securities of health care industry companies. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt
                            securities, i.e., junk bonds.

AIM V.I. International      Long-term growth of capital. Invests primarily in a            A I M Advisors, Inc.
Growth Fund,                diversified portfolio of international equity securities,
Series II Shares            whose issuers are considered to have strong earnings
                            momentum. The fund may invest up to 20% of its total assets in security issuers located in developing countries and in securities exchangeable for or convertible into equity
                            securities of foreign companies.

AIM V.I. Technology         Capital growth. The Fund is actively managed. Invests at       A I M Advisors, Inc.
Fund, Series I Shares       least 80% of its net assets in equity securities and equity-
                            related instruments of companies engaged in technology-
                            related industries. These include, but are not limited to, various applied technologies, hardware, software,
                            semiconductors, telecommunications equipment and services, and service-related companies in information technology.
                            Many of these products and services are subject to rapid
                            obsolescence, which may lower the market value of securities of the companies in this sector.

AllianceBernstein VPS       Long-term growth of capital. The Fund invests at least 80%     AllianceBernstein L.P.
Global Technology           of its net assets in securities of companies that use
Portfolio (Class B)         technology extensively in the development of new or improved products or processes. Invests in a global portfolio of
                            securities of U.S. and foreign companies selected for their growth potential.



17 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS       Long-term growth of capital. Invests primarily in the equity   AllianceBernstein L.P.
Growth and Income           securities of domestic companies that the Advisor deems to
Portfolio (Class B)         be undervalued.

AllianceBernstein VPS       Long-term growth of capital. Invests primarily in a            AllianceBernstein L.P.
International Value         diversified portfolio of equity securities of established
Portfolio (Class B)         companies selected from more than 40 industries and from
                            more than 40 developed and emerging market countries.

American Century VP         Capital growth. Invests primarily in stocks of growing         American Century Global Investment
International, Class II     foreign companies in developed countries.                      Management, Inc.

American Century VP         Long-term capital growth with income as a secondary            American Century Investment
Mid Cap Value, Class II     objective. Long-term capital growth with income as secondary   Management, Inc.
                            objective. Invests primarily in stocks of companies that
                            management believes are undervalued at the time of purchase.
                            The fund will invest at least 80% of its assets in
                            securities of companies whose market capitalization at the time of purchase is within the capitalization range of the
                            Russell 3000 Index, excluding the largest 100 such
                            companies.

American Century VP         Long-term capital growth. Analytical research tools and        American Century Investment
Ultra(R), Class II          techniques are used to identify the stocks of larger-sized     Management, Inc.
                            companies that appear to have the best opportunity of
                            sustaining long-term above average growth.

American Century VP         Long-term capital growth, with income as a secondary           American Century Investment
Value, Class II             objective. Invests primarily in stocks of companies that       Management, Inc.
                            management believes to be undervalued at the time of
                            purchase.

Calvert Variable Series,    Income and capital growth. Invests primarily in stocks,        Calvert Asset Management Company,
Inc. Social Balanced        bonds and money market instruments which offer income and      Inc. (CAMCO), investment adviser.
Portfolio                   capital growth opportunity and which satisfy the investment    SSgA Funds Management, Inc. and New
                            and social criteria.                                           Amsterdam Partners, LLP are the
                                                                                           investment subadvisers.

Columbia High Yield         High level of current income with capital appreciation as a    Columbia Management Advisors, LLC
Fund,Variable Series,       secondary objective when consistent with the goal of high
Class B                     current income. The Fund normally invests at least 80% of
                            its net assets (plus any borrowings for investment purposes)
                            in high yielding corporate debt securities, such as bonds, debentures and notes that are rated below investment grade, or unrated securities which the Fund's investment advisor
                            has determined to be of comparable quality. No more than 10%
                            of the Fund's total assets will normally be invested in
                            securities rated CCC or lower by S&P or Caa or lower by
                            Moody's.

Columbia Marsico            Long-term growth of capital. The Fund invests primarily in     Columbia Management Advisors, LLC
Growth Fund,                equity securities of large-capitalization companies that are   (advisor); Marsico Capital
Variable Series, Class A    selected for their growth potential. It generally holds a      Management, LLC (sub-advisor)
                            core position of between 35 and 50 common stocks. It may
                            hold up to 25% of its assets in foreign securities.



18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico               Long-term growth of capital. The Fund normally invests at       Columbia Management Advisors, LLC
International Opportunities    least 65% of its assets in common stocks of foreign             (advisor); Marsico Capital
Fund, Variable Series,         companies. While the Fund may invest in companies of any        Management, LLC (sub-advisor)
Class B                        size, it focuses on large companies. These companies are
                               selected for their long-term growth potential. The Fund
                               normally invests in issuers from at least three different
                               countries not including the United States and generally
                               holds a core position of 35 to 50 common stocks. The Fund
                               may invest in common stocks of companies operating in
                               emerging markets.

Credit Suisse Trust -          Total Return. Invests in commodity- linked derivative           Credit Suisse Asset Management, LLC
Commodity Return               instruments backed by a portfolio of short-maturity
Strategy Portfolio             investment-grade fixed income securities normally having
                               an average duration of one year or less.

Eaton Vance VT                 High level of current income. Non-diversified mutual fund       Eaton Vance Management
Floating-RateIncome Fund       that normally invests primarily in senior floating rate loans
                               ("Senior Loans"). Senior Loans typically are of below
                               investment grade quality and have below investment grade
                               credit ratings, which ratings are associated with having high risk, speculative characteristics. Investments are actively managed, and may be bought or sold on a daily basis
                               (although loans are generally held until repaid). The
                               investment adviser's staff monitors the credit quality of the
                               Fund holdings, as well as other investments that are
                               available. The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging
                               transactions.

Evergreen VA International     Long-term capital growth, with modest income as a               Evergreen Investment Management
Equity Fund - Class 2          secondary objective. The Fund seeks to achieve its goal by      Company, LLC
                               investing primarily in equity securities issued by
                               established, quality non-U.S. companies located in
                               countries with developed markets and may purchase
                               securities across all market capitalizations. The Fund may also invest in emerging markets.

Fidelity(R) VIP Contrafund(R)  Long-term capital appreciation. Normally invests primarily      Fidelity Management & Research
Portfolio Service Class 2      in common stocks. Invests in securities of companies whose      Company (FMR), investment
                               value it believes is not fully recognized by the public.        manager; FMR U.K. and FMR Far
                               Invests in either "growth" stocks or "value" stocks or both.    East, sub-investment advisers.
                               The fund invests in domestic and foreign issuers.

Fidelity(R) VIP Growth &       High total return through a combination of current income       FMR, investment manager; FMR
Income Portfolio Service       and capital appreciation. Normally invests a majority of        U.K., FMR Far East, sub-investment
Class 2                        assets in common stocks with a focus on those that pay          advisers.
                               current dividends and show potential for capital
                               appreciation. May invest in bonds, including lower-quality debt securities, as well as stocks that are not currently
                               paying dividends, but offer prospects for future income or capital appreciation. Invests in domestic and foreign
                               issuers. The Fund invests in either "growth" stocks or
                               "value" stocks or both.



19 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap        Long-term growth of capital. Normally invests primarily in      FMR, investment manager; FMR
Portfolio Service Class 2      common stocks. Normally invests at least 80% of assets in       U.K., FMR Far East, sub-investment
                               securities of companies with medium market                      advisers.
                               capitalizations. May invest in companies with smaller or
                               larger market capitalizations. Invests in domestic and
                               foreign issuers. The Fund invests in either "growth" or
                               "value" common stocks or both.

Fidelity(R) VIP Overseas       Long-term growth of capital. Normally invests primarily in      FMR, investment manager; FMR
Portfolio Service Class 2      common stocks of foreign securities. Normally invests at        U.K., FMR Far East, Fidelity
                               least 80% of assets in non-U.S. securities.                     International Investment Advisors
                                                                                               (FIIA) and FIIA U.K.,
                                                                                               sub-investment advisers.

FTVIPT Franklin Global         High total return. The Fund normally invests at least 80%       Franklin Templeton Institutional,
Real Estate Securities         of its net assets in investments of companies located           LLC, adviser; Franklin Advisers,
Fund - Class 2 (previously     anywhere in the world that operate in the real estate sector.   Inc., subadviser
FTVIPT Franklin Real
Estate Fund - Class 2)

FTVIPT Franklin Small          Long-term total return. The Fund normally invests at least      Franklin Advisory Services, LLC
Cap Value Securities Fund      80% of its net assets in investments of small capitalization
- Class 2                      companies, and normally invests predominantly in equity
                               securities. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

FTVIPT Mutual Shares           Capital appreciation, with income as a secondary goal. The      Franklin Mutual Advisers, LLC
Securities Fund - Class 2      Fund normally invests primarily in equity securities of
                               companies that the manager believes are undervalued. The
                               Fund also invests, to a lesser extent in risk arbitrage
                               securities and distressed companies.

Goldman Sachs VIT Mid          Long-term capital appreciation. The Fund invests, under         Goldman Sachs Asset Management,
Cap Value Fund -               normal circumstances, at least 80% of its net assets plus       L.P.
Institutional Shares           any borrowings for investment purposes (measured at time
                               of purchase) ("Net Assets") in a diversified portfolio of
                               equity investments in mid-cap issuers with public stock
                               market capitalizations (based upon shares available for
                               trading on an unrestricted basis) within the range of the
                               market capitalization of companies constituting the Russell
                               Midcap(R) Value Index at the time of investment. If the
                               market capitalization of a company held by the Fund moves
                               outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell
                               Midcap(R) Value Index is currently between $613 million and
                               $18.3 billion. Although the Fund will invest primarily in
                               publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies
                               ("emerging countries") and securities quoted in foreign
                               currencies. The Fund may invest in the aggregate up to 20%
                               of its Net Assets in companies with public stock market
                               capitalizations outside the range of companies constituting the Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as government,
                               corporate and bank debt obligations.



20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT              Long-term growth of capital and dividend income. The            Goldman Sachs Asset Management,
Structured U.S. Equity         Fund invests, under normal circumstances, at least 90% of       L.P.
Fund - Institutional Shares    its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase ("Total Assets") in a diversified portfolio of
                               equity investments in U.S. issuers, including foreign
                               companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at the time
                               of purchase) in such equity investments. The Fund's
                               investments are selected using both a variety of quantitative techniques and fundamental research in seeking to
                               maximize the Fund's expected return, while maintaining
                               risk, style, capitalization and industry characteristics
                               similar to the S&P 500 Index. The Fund seeks a broad
                               representation in most major sectors of the U.S. economy
                               and a portfolio consisting of companies with average long-
                               term earnings growth expectations and dividend yields. The
                               Fund is not required to limit its investments to securities in the S&P 500 Index. The Fund's investments in fixed-
                               income securities are limited to securities that are
                               considered cash equivalents.

Janus Aspen Series             Long-term growth of capital in a manner consistent with the     Janus Capital
Large Cap Growth               preservation of capital. Invests under normal circumstances
Portfolio: Service Shares      at least 80% of its net assets in common stocks of large-
                               sized companies. Large-sized companies are those whose
                               market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase.

Lazard Retirement              Long-term capital appreciation. Invests primarily in equity     Lazard Asset Management, LLC
International Equity           securities, principally common stocks, of relatively large
Portfolio - Service Shares     non-U.S. companies with market capitalizations in the
                               range of the Morgan Stanley Capital International (MSCI)
                               Europe, Australia and Far East (EAFE(R)) Index that the
                               Investment Manager believes are undervalued based on
                               their earnings, cash flow or asset values.

Legg Mason Partners            Long-term growth of capital. Under normal circumstances,        Legg Mason Partners Fund Advisor,
Variable Small Cap             the fund invests at least 80% of its net assets in equity       LLC, adviser; ClearBridge Advisors,
Growth Portfolio, Class I      securities of companies with small market capitalizations       LLC, subadviser
                               and related investments.

Legg Mason Partners
Variable Small Cap
Growth Portfolio, Class II
merged into this fund on
April 27, 2007.

MFS(R) Investors Growth        Capital appreciation. Normally invests at least 80% of the      MFS Investment Management(R)
Stock Series -                 fund's net assets in equity securities of companies MFS
Service Class                  believes to have above average earnings growth potential
                               compared to other companies (growth companies).



21 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery           Capital appreciation. Invests in stocks of companies MFS        MFS Investment Management(R)
Series - Service Class         believes to have above average earnings growth potential
                               compared to other companies (growth companies).

MFS(R) Total Return            Total return. Invests primarily in equity and fixed income      MFS Investment Management(R)
Series - Service Class         securities. MFS invests between 40% and 75% of the fund's
                               net assets in equity securities and at least 25% of the fund's total assets in fixed-income senior securities.

MFS(R) Utilities Series -      Total return. Normally invests at least 80% of the fund's net   MFS Investment Management(R)
Service Class                  assets in securities of issuers in the utilities industry.

Neuberger Berman               Long-term growth of capital. The Fund invests mainly in         Neuberger Berman Management Inc.
Advisers Management            foreign companies of any size, including companies in
Trust International            developed and emerging industrialized markets. The Fund
Portfolio (Class S)            defines a foreign company as one that is organized outside of the United States and conducts the majority of its
                               business abroad. The Fund seeks to reduce risk by
                               diversifying among many industries. Although it has the
                               flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-
                               diversified across countries and geographical regions.

Oppenheimer Global             Long-term capital appreciation. Invests mainly in common        OppenheimerFunds, Inc.
Securities Fund/VA,            stocks of U.S. and foreign issuers that are "growth-type"
Service Shares                 companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Main Street        Capital appreciation. Invests mainly in common stocks of        OppenheimerFunds, Inc.
Small Cap Fund/VA,             small-capitalization U.S. companies that the fund's
Service Shares                 investment manager believes have favorable business trends or prospects.

Oppenheimer Strategic          High level of current income principally derived from           OppenheimerFunds, Inc.
Bond Fund/VA,                  interest on debt securities. Invests mainly in three market
Service Shares                 sectors: debt securities of foreign governments and
                               companies, U.S. government securities and lower-rated high yield securities of U.S. and foreign companies.

PIMCO VIT All Asset            Maximum real return consistent with preservation of real        Pacific Investment Management
Portfolio, Advisor Share       capital and prudent investment management period. The           Company LLC
Class                          Portfolio seeks to achieve its investment objective by
                               investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All
                               Asset and All Asset All Authority Funds ("Underlying
                               Funds"). Though it is anticipated that the Portfolio will not currently invest in the European StockPLUS(R) TR Strategy,
                               Far East (ex-Japan) StocksPLUS(R) TR Strategy, Japanese
                               StocksPLUS(R) TR Strategy, StocksPLUS(R) Municipal-
                               Backed and StocksPLUS(R) TR Short Strategy Funds, the
                               Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the Portfolio's asset allocation sub-adviser.



22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health               Capital appreciation. The fund pursues its goal by investing    Putnam Investment Management, LLC
Sciences Fund -                mainly in common stocks of companies in the health
Class IB Shares                sciences industries, with a focus on growth stocks. Under
                               normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least
                               50% of their assets, revenues or profits from the
                               pharmaceutical, health care services, applied research and development and medical equipment and supplies
                               industries, or (b) companies Putnam Management thinks
                               have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

Putnam VT International        Capital appreciation. The fund pursues its goal by investing    Putnam Investment Management, LLC
Equity Fund -                  mainly in common stocks of companies outside the United
Class IB Shares                States that Putnam Management believes have favorable
                               investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

Putnam VT Vista Fund -         Capital appreciation. The fund pursues its goal by investing    Putnam Investment Management, LLC
Class IB Shares                mainly in common stocks of U.S. companies, with a focus
                               on growth stocks.

RiverSource Variable           Maximum total investment return through a combination of        RiverSource Investments, LLC
Portfolio - Balanced Fund      capital growth and current income. Invests primarily in a
                               combination of common and preferred stocks, bonds and
                               other debt securities. Under normal market conditions, at
                               least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25%
                               of its total assets in foreign investments.

RiverSource Variable           Maximum current income consistent with liquidity and            RiverSource Investments, LLC
Portfolio - Cash               stability of principal. Invests primarily in money market
Management Fund                instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                               certificates of deposit, bankers' acceptances, letters of
                               credit, and commercial paper, including asset-backed
                               commercial paper.

RiverSource Variable           High total return through current income and capital            RiverSource Investments, LLC
Portfolio - Core Bond          appreciation. Under normal market conditions, the Fund
Fund                           invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman
                               Brothers Aggregate Bond Index ("the Index"), which are
                               investment grade and denominated in U.S. dollars. The
                               Index includes securities issued by the U.S. government,
                               corporate bonds, and mortgage- and asset-backed securities.
                               The Fund will not invest in securities rated below
                               investment grade, although it may hold securities that have been downgraded.



23 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable           High level of current income while attempting to conserve       RiverSource Investments, LLC
Portfolio - Diversified        the value of the investment for the longest period of time.
Bond Fund                      Under normal market conditions, the Fund invests at least
                               80% of its net assets in bonds and other debt securities.
                               At least 50% of the Fund's net assets will be invested in
                               securities like those included in the Lehman Brothers
                               Aggregate Bond Index (Index), which are investment grade
                               and denominated in U.S. dollars. The Index includes
                               securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the
                               Fund emphasizes high- and medium-quality debt
                               securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality
                               (junk) bonds.

RiverSource Variable           High level of current income and, as a secondary goal,          RiverSource Investments, LLC
Portfolio - Diversified        steady growth of capital. Under normal market conditions,
Equity Income Fund             the Fund invests at least 80% of its net assets in dividend-
                               paying common and preferred stocks. The Fund may invest
                               up to 25% of its total assets in foreign investments.

RiverSource Variable           Long-term capital growth. The Fund's assets are primarily       RiverSource Investments, LLC,
Portfolio - Emerging           invested in equity securities of emerging market companies.     adviser; Threadneedle International
Markets Fund                   Under normal market conditions, at least 80% of the Fund's      Limited, an indirect wholly-owned
                               net assets will be invested in securities of companies that     subsidiary of Ameriprise Financial,
                               are located in emerging market countries, or that earn 50%      subadviser.
                               or more of their total revenues from goods and services
                               produced in emerging market countries or from sales made
                               in emerging market countries.

RiverSource Variable           Long-term capital growth.The Fund's assets are primarily        RiverSource Investments, LLC,
Portfolio - Fundamental        invested in equity securities of U.S. companies. Under          adviser; Davis Selected Advisers,
Value Fund                     normal market conditions, the Fund's net assets will be         L.P., subadviser.
                               invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment.

RiverSource Variable           High total return through income and growth of capital.         RiverSource Investments, LLC
Portfolio - Global Bond        Non-diversified mutual fund that invests primarily in debt
Fund                           obligations of U.S. and foreign issuers. Under normal
                               market conditions, the Fund invests at least 80% of its net assets in investment - grade corporate or government debt
                               obligations including money market instruments of issuers
                               located in at least three different countries.

RiverSource Variable           Total return that exceeds the rate of inflation over the long-  RiverSource Investments, LLC
Portfolio - Global Inflation   term. Non-diversified mutual fund that, under normal
Protected Securities Fund      market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by
                               U.S. and foreign governments, their agencies or
                               instrumentalities, and corporations.

RiverSource Variable           Long-term capital growth. Invests primarily in common           RiverSource Investments, LLC
Portfolio - Growth Fund        stocks and securities convertible into common stocks that
                               appear to offer growth opportunities. These growth
                               opportunities could result from new management, market
                               developments, or technological superiority. The Fund may
                               invest up to 25% of its total assets in foreign investments.



24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable           High current income, with capital growth as a secondary         RiverSource Investments, LLC
Portfolio - High Yield         objective. Under normal market conditions, the Fund
Bond Fund                      invests at least 80% of its net assets in high-yielding, high-
                               risk corporate bonds (junk bonds) issued by U.S. and
                               foreign companies and governments.

RiverSource Variable           High total return through current income and capital            RiverSource Investments, LLC
Portfolio - Income             appreciation. Under normal market conditions, invests
Opportunities Fund             primarily in income-producing debt securities with an
                               emphasis on the higher rated segment of the high-yield
                               (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

RiverSource Variable           Capital appreciation. Invests primarily in equity securities    RiverSource Investments, LLC,
Portfolio - International      of foreign issuers that are believed to offer strong growth     adviser; Threadneedle International
Opportunity Fund               potential. The Fund may invest in developed and in              Limited, an indirect wholly-owned
                               emerging markets.                                               subsidiary of Ameriprise Financial,
                                                                                               subadviser.

RiverSource Variable           Capital appreciation. Under normal market conditions, the       RiverSource Investments, LLC
Portfolio - Large Cap          Fund invests at least 80% of its net assets in equity
Equity Fund                    securities of companies with market capitalization greater than $5 billion at the time of purchase.

RiverSource Variable           Long-term growth of capital. Under normal market                RiverSource Investments, LLC
Portfolio - Large Cap          conditions, the Fund invests at least 80% of its net assets in
Value Fund                     equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in
                               income-producing equity securities and preferred stocks.

RiverSource Variable           Growth of capital. Under normal market conditions, the          RiverSource Investments, LLC
Portfolio - Mid Cap            Fund invests at least 80% of its net assets at the time of
Growth Fund                    purchase in equity securities of mid capitalization
                               companies. The investment manager defines mid-cap
                               companies as those whose market capitalization (number of
                               shares outstanding multiplied by the share price) falls
                               within the range of the Russell Midcap(R) Growth Index.

RiverSource Variable           Long-term growth of capital. Under normal circumstances,        RiverSource Investments, LLC
Portfolio - Mid Cap Value      the Fund invests at least 80% of its net assets (including the
Fund                           amount of any borrowings for investment purposes) in
                               equity securities of medium-sized companies. Medium-
                               sized companies are those whose market capitalizations at
                               the time of purchase fall within the range of the Russell
                               Midcap(R) Value Index.

RiverSource Variable           Long-term capital appreciation. The Fund seeks to provide       RiverSource Investments, LLC
Portfolio - S&P 500 Index      investment results that correspond to the total return (the
Fund                           combination of appreciation and income) of large-
                               capitalization stocks of U.S. companies. The Fund invests
                               in common stocks included in the Standard & Poor's 500
                               Composite Stock Price Index (S&P 500). The S&P 500 is
                               made up primarily of large-capitalization companies that
                               represent a broad spectrum of the U.S. economy.



25 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable           Long-term growth of capital. Invests primarily in equity        RiverSource Investments, LLC,
Portfolio - Select Value       securities of mid cap companies as well as companies with       adviser; Systematic Financial
Fund                           larger and smaller market capitalizations. The Fund             Management, L.P. and WEDGE
                               considers mid-cap companies to be either those with a           Capital Management L.L.P.,
                               market capitalization of up to $10 billion or those whose       subadvisers
                               market capitalization falls within range of the Russell
                               3000(R) Value Index.

RiverSource Variable           High level of current income and safety of principal            RiverSource Investments, LLC
Portfolio - Short Duration     consistent with investment in U.S. government and
U.S. Government Fund           government agency securities. Under normal market
                               conditions, at least 80% of the Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

RiverSource Variable           Long-term capital growth. Under normal market conditions,       RiverSource Investments, LLC,
Portfolio - Small Cap          at least 80% of the Fund's net assets are invested in equity    adviser; Kenwood Capital
Advantage Fund                 securities of companies with market capitalization of up to     Management LLC, subadviser
                               $2 billion or that fall within the range of the Russell 2000(R)
                               Index at the time of investment.

RiverSource Variable           Long-term capital appreciation. Under normal market             RiverSource Investments, LLC,
Portfolio - Small Cap          conditions, at least 80% of the Fund's net assets will be       adviser; River Road Asset
Value Fund                     invested in small cap companies with market capitalization,     Management, LLC, Donald Smith &
                               at the time of investment, of up to $2.5 billion or that fall   Co., Inc., Franklin Portfolio
                               within the range of the Russell 2000(R) Value Index.            Associates LLC and Barrow, Hanley,
                                                                                               Mewhinney & Strauss, Inc.,
                                                                                               subadvisers.

Van Kampen Life                Capital growth and income through investments in equity         Van Kampen Asset Management
Investment Trust               securities, including common stocks, preferred stocks and
Comstock Portfolio,            securities convertible into common and preferred stocks.
Class II Shares                The Portfolio emphasizes value style of investing seeking
                               well-established, undervalued companies believed by the
                               Portfolio's investment adviser to possess the potential for capital growth and income.

Van Kampen UIF                 Current income and capital appreciation. Invests primarily      Morgan Stanley Investment
Global Real Estate             in equity securities of companies in the real estate industry   Management Inc., doing business as
Portfolio, Class II Shares     located throughout the world, including real estate             Van Kampen, adviser; Morgan Stanley
                               operating companies, real estate investment trusts and          Investment Management Limited and
                               foreign real estate companies.                                  Morgan Stanley Investment
                                                                                               Management Company, sub-advisers


Van Kampen UIF                 Long-term capital growth. Invests primarily in growth-          Morgan Stanley Investment
Mid Cap Growth Portfolio,      oriented equity securities of U.S. mid cap companies and        Management Inc., doing business as
Class II Shares                foreign companies, including emerging market securities.        Van Kampen.

Wanger International           Long-term growth of capital. Invests primarily in stocks of     Columbia Wanger Asset Management,
Small Cap                      companies based outside the U.S. with market                    L.P.
                               capitalizations of less than $5 billion at time of initial purchase.

Wanger U.S. Smaller            Long-term growth of capital. Invests primarily in stocks of     Columbia Wanger Asset Management,
Companies                      small- and medium-size U.S. companies with market               L.P.
                               capitalizations of less than $5 billion at time of initial purchase.



26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT       Long-term capital appreciation. Invests principally in equity   Wells Fargo Funds Management, LLC,
Opportunity Fund               securities of medium-capitalization companies, defined as       adviser; Wells Capital Management
                               those within the range of market capitalizations of             Incorporated, subadviser.
                               companies in the Russell Midcap(R) Index. We reserve the
                               right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,
                               we will not engage in extensive foreign currency hedging.

Wells Fargo Advantage VT       Long-term capital appreciation. Invests principally in equity   Wells Fargo Funds Management, LLC,
Small Cap Growth Fund          securities of small-capitalization companies that we believe    adviser; Wells Capital Management
                               have above-average growth potential. We define small-           Incorporated, subadviser.
                               capitalization companies as those with market capitalizations at the time of purchase of less than $2 billion.



27 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

GUARANTEE PERIOD ACCOUNTS (GPAs)

The GPAs may not be available for contracts in some states. GPAs are not available if either the Withdrawal Benefit, Accumulation Benefit or PN rider is selected.

Currently, unless an asset allocation program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. (Exception: if a model portfolio includes one or more GPAs, the required minimum does not apply.) These accounts are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonanunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonanunitized" separate account we have established under the Minnesota Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

o Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

o Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

o Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.


28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including withdrawals under the Withdrawal Benefit rider, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

o    death benefits;

o    amounts surrendered for fees and charges;

o amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

o amounts surrendered from the GPA within 30 days prior to the end of the Guarantee Period;

o automatic rebalancing under any asset allocation model portfolio which includes one or more GPAs. However, an MVA will apply if you reallocate to a new asset allocation model portfolio; and

o amounts applied to an annuity payout plan while an asset allocation model including one or more GPAs in in effect.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

      IF YOUR GPA RATE IS:              THE MVA IS:
Less than the new GPA rate + 0.10%        Negative
Equal to the new GPA rate + 0.10%         Zero
Greater than the new GPA rate + 0.10%     Positive

For an example, see Appendix A.


29 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT

Unless an asset allocation program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

THE SPECIAL DCA ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times.* We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

* For contracts purchased in Oregon the Special DCA account is available at all times.

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the GPAs, to the fixed account and/or to the Special DCA account (when available) in even 1% increments subject to the $1,000 required minimum investment for the GPAs. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments.")

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.



30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary, if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

o    no earlier than the 60th day after the contract's effective date; and

o no later than your 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when you reach age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as your 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS*

MINIMUM ALLOWABLE PURCHASE PAYMENTS**

If paying by installments under a scheduled payment plan:
     $23.08 biweekly, or
     $50 per month

                                               RAVA ADVANTAGE  RAVA SELECT
                                                    PLUS           PLUS
If paying by any other method:
   initial payment for qualified annuities         $1,000        $ 2,000
   initial payment for nonqualified annuities       2,000         10,000
   for any additional payments                         50             50

* RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and home office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS*** (without home office approval) based on your age on the effective date of the contract:


                                               RAVA ADVANTAGE  RAVA SELECT
                                                   PLUS           PLUS
For the first year:
   through age 85                                $999,999       $999,999
   for ages 86 to 90                              100,000        100,000
For each subsequent year:
   through age 85                                 100,000        100,000
   for ages 86 to 90                               50,000         50,000



*** These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply. We also reserve the right to limit the cumulative amount of purchase payments for contracts with the Withdrawal Benefit rider, subject to state restrictions.



31 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.   a partial surrender from the fixed account; or

2.   a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1    BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY

70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2    BY SCHEDULED PAYMENT PLAN

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

PURCHASE PAYMENT CREDITS

FOR RAVA ADVANTAGE PLUS: we add a credit to your contract in the amount of:

o    1% of each purchase payment received:

     o if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

     o if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA ADVANTAGE PLUS - BAND 3: we add a credit to your contract in the amount of:

o    2% of each purchase payment received:

     o if you elect the seven-year surrender charge schedule for your contract.

o    3% of each purchase payment received:

     o if you elect the ten-year surrender charge schedule for your contract*.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT PLUS: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA SELECT PLUS - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.


32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; (2) a request for surrender charge waiver due to Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) your settlement of the contract under an annuity payout plan.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

* The ten-year surrender charge under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000. For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract only.

LIMITATIONS ON USE OF CONTRACTS

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. The contract administrative charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*

We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                          RAVA ADVANTAGE PLUS   RAVA SELECT PLUS
For nonqualified annuities                      0.95%                1.20%
For qualified annuities                         0.75%                1.00%
For Band 3 annuities                            0.55%                0.75%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the GPAs, the fixed account or the Special DCA account.


33 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Withdrawal Benefit rider:

CONTRACTS WITHOUT WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

o    10% of the contract value on the prior contract anniversary*; or

o    current contract earnings.

CONTRACTS WITH WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

o    10% of the contract value on the prior contract anniversary*;

o    current contract earnings; or

o    the Remaining Benefit Payment.

* We consider your purchase payment and any purchase payment credit applied on the first day payments are received to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the fixed account or the Special DCA account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA ADVANTAGE PLUS:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.


34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

            SEVEN-YEAR SCHEDULE                          TEN-YEAR SCHEDULE*

  NUMBER OF COMPLETED                          NUMBER OF COMPLETED
YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
    PURCHASE PAYMENT         PERCENTAGE          PURCHASE PAYMENT         PERCENTAGE
           0                      7%                    0                      8%
           1                      7                     1                      8
           2                      7                     2                      8
           3                      6                     3                      7
           4                      5                     4                      7
           5                      4                     5                      6
           6                      2                     6                      5
           7+                     0                     7                      4
                                                        8                      3
                                                        9                      2
                                                       10+                     0

* The ten-year surrender charge schedule under RAVA Advantage Plus is not available in Oregon. In Connecticut and Utah, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama, Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

SURRENDER CHARGE UNDER RAVA SELECT PLUS (EXCEPT TEXAS):

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

CONTRACT YEAR                    SURRENDER CHARGE PERCENTAGE
      1                                       7%
      2                                       7
      3                                       7
      Thereafter                              0

SURRENDER CHARGE UNDER RAVA SELECT PLUS IN TEXAS:

For purposes of calculating any surrender charge under RAVA Select Plus in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                                     SURRENDER CHARGE
                                                        PERCENTAGE
                                    (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                     IN CONTRACT YEAR

PAYMENTS MADE IN CONTRACT YEAR                 1     2     3     THEREAFTER
              1                                8%    7%    6%        0%
              2                                      8     7         0
              3                                            8         0
              Thereafter                                             0

PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix B.


35 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

o    surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

o if you elected the Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

o amounts surrendered after the tenth contract anniversary in Alabama, Massachusetts, Washington and Oregon;

o required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

o contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

o    amounts we refund to you during the free look period*;

o    death benefits*;

o surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

o surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the subaccounts and the fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.



36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups, this change will be in effect for the entire contract year.

The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with Withdrawal Benefit.

WITHDRAWAL BENEFIT RIDER FEE

THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE "OPTIONAL BENEFITS").

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value on your contract anniversary. We prorate this fee among the subaccounts and the fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

(1) Available if you are 80 or younger at the rider effective date and age 60 to 80 if the contract is a TSA. You must select a model portfolio with this rider (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program").

Once you elect the Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Withdrawal Benefit fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

We reserve the right to change the fee for this rider up to a maximum of 2.50%. However, any change to the rider fee will only apply to existing contract owners if:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

We reserve the right to charge a fee that varies by the model portfolio selected.

If you elect the spousal continuation step up or to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you make more than one change in the same contract year, the fee we charge for this rider will be the greatest fee applicable to any change which you have selected during the contract year.

If you choose an annual Elective Step up, you will pay the fee we then charge. If you choose an Elective Step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or an Elective Step up occurring in the same contract year, the fees we charge for this rider will be the highest fee applicable to any of these changes.



37 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

ROPP RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost. May not be available in all states.

MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) Available if you are 75 or younger at the rider effective date. Not available with 5-Year MAV. May not be available in all states.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(3) If selected, we deduct an annual fee of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV. May not be available in all states.

EEB RIDER FEE

We charge a fee for this optional feature only if you select it.(4) If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(4) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.


38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

EEP RIDER FEE

We charge a fee for this optional feature only if you select it.(5) If selected, we deduct an annual fee of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(5) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a direct transfer or exchange of another annuity or a life insurance policy.

RIDER COMBINATION DISCOUNT

A fee discount of 0.05% applies if you purchase 5-Year MAV with either EEB or EEP. A fee discount of 0.10% applies if you purchase MAV with either EEB or EEP.

PN RIDER FEE

We charge a fee for this optional feature only if you select it.(6) This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If selected, we deduct an annual fee of 0.10% of your contract value excluding amounts allocated to the Special DCA account, on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the fixed account less any excluded accounts in the same proportion your interest in each account bears to your total contract value, less any excluded accounts (see "Making the Most of Your Contract --Portfolio Navigator Asset Allocation Program"). The fee will only be deducted from the subaccounts in Washington. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(6) We do not charge this fee and you may not discontinue your participation if you are required to participate in the PN program because you purchased an optional Accumulation Benefit or Withdrawal Benefit rider.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (see "Annual Operating Expenses of the Funds").

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.


39 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPA

We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

o the sum of your purchase payments and purchase payment credits allocated to the GPA;

o plus any amounts transferred to the GPA from the fixed account or subaccounts;

o    plus interest credited;

o minus any amounts transferred from the GPA to the fixed account or any subaccount;

o    minus any amounts deducted for charges or surrenders;

o    plus or minus any applicable MVA; and/or

o minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

FIXED ACCOUNT

We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge;

o    minus any prorated portion of the ROPP rider fee (if selected);

o    minus any prorated portion of the MAV rider fee (if selected);

o    minus any prorated portion of the 5-Year MAV rider fee (if selected);

o    minus any prorated portion of the EEB rider fee (if selected);

o    minus any prorated portion of the EEP rider fee (if selected);

o minus any prorated portion of the Accumulation Benefit rider fee (if selected)*;

o minus any prorated portion of the Withdrawal Benefit rider fee (if selected)*; and

o    minus any prorated portion of the PN rider fee (if selected)*.

*    The fee can only be deducted from the subaccounts in Washington.

SPECIAL DCA ACCOUNT

We value the amounts you allocate to the Special DCA account directly in dollars. The Special DCA account value equals:

o the sum of your purchase payments and purchase payment credits allocated to the Special DCA account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges);

o    minus amounts transferred out; and

o minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:


40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders;

o    surrender charges;

and a deduction of:

o    a prorated portion of the contract administrative charge;

o    a prorated portion of the ROPP rider fee (if selected);

o    a prorated portion of the MAV rider fee (if selected);

o    a prorated portion of the 5-Year MAV rider fee (if selected);

o    a prorated portion of the EEB rider fee (if selected);

o    a prorated portion of the EEP rider fee (if selected);

o    a prorated portion of the Accumulation Benefit rider fee (if selected);

o    a prorated portion of the Withdrawal Benefit rider fee (if selected);
     and/or

o    a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

o    changes in fund net asset value;

o    fund dividends distributed to the subaccounts;

o    fund capital gains or losses;

o    fund operating expenses; and/or

o    mortality and expense risk fees.


41 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
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
MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the fixed account or the Special DCA account. You may not set up an automated transfer if the Withdrawal Benefit, Accumulation Benefit or PN is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                      NUMBER
By investing an equal number                AMOUNT    ACCUMULATION   OF UNITS
of dollars each month              MONTH   INVESTED    UNIT VALUE    PURCHASED
                                    Jan      $100         $20          5.00
you automatically buy               Feb       100          18          5.56
more units when the                 Mar       100          17          5.88
per unit market price is low --- >  Apr       100          15          6.67
                                    May       100          16          6.25
                                    June      100          18          5.56
                                    July      100          17          5.88
and fewer units                     Aug       100          19          5.26
when the per unit                   Sept      100          21          4.76
market price is high         --- >  Oct       100          20          5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
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
SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

o You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

o    You cannot transfer existing contract values into a Special DCA account.

o Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

o We make monthly transfers of your Special DCA account value into the subaccounts you select.

o You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer. (Exception: if an asset allocation program is in effect, and the model portfolio you have selected includes the fixed account, amounts will be transferred from the Special DCA account to the fixed account according to the allocation percentage established for the model portfolio you have selected.)

o We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change.

o We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

o We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

o Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account (if available on the valuation date we receive your payment) and allocate new purchase payments to it.

o Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available on the valuation date we receive your payment).

o You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account. (Exception: if an asset allocation program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).

o We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs, fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Different rules apply to asset rebalancing under an asset allocation program (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).


43 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
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
ASSET ALLOCATION PROGRAM

If you purchased an optional Withdrawal Benefit rider, you are required to participate in our asset allocation program under the terms of the rider. The asset allocation program is only available if you purchased the optional Withdrawal Benefit rider. There is no additional charge for the asset allocation program.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the fixed account and certain GPAs, (if available under the asset allocation program) which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. You are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with a questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, the fixed account and/or any GPAs that make up that model portfolio. By participating in the program, you authorize us to invest your contract value in the subaccounts, the fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly in order to maintain alignment with the allocation percentages specified in the model portfolio.

Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

o no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA will apply if you elect to transfer to a new model portfolio);

o no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

o no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see "Guarantee Period Accounts -- Market Value Adjustment").

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available, (see "The Special DCA Account") and you are participating in the asset allocation program, we will make monthly transfers from the Special DCA account into the model portfolio you have chosen.

You may not discontinue your participation in the asset allocation program; however, you have the right at all times to make a full surrender of your contract value (see "Surrenders").

Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you no longer wish to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

Under the asset allocation program, the subaccounts, the fixed account and/or any GPAs (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts, the fixed account and/or any GPAs (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

o reallocate your current model portfolio to an updated version of your current model portfolio; or

o    substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.


44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The Portfolio Navigator Asset Allocation Program (PN program) described in this section replaces the previously offered asset allocation program described above for owners of all contracts purchased on or after Nov. 1, 2005 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after Nov. 1, 2005. The PN program is available for nonqualified annuities and for qualified annuities except under 401(k) and 401(a) plans.

The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account and certain GPAs (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or Withdrawal Benefit rider. If your contract does not include one of these riders, you also may participate in the PN program by purchasing a separate optional rider for an additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your sales representative can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, LLC, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



45 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include, but not be limited to, a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account or certain GPAs than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with a questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the questionnaire is objective, there is no guarantee that your responses to the questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, the fixed account and/or any GPAs that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, the fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

o no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio);

o no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

o no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period Accounts -- Market Value Adjustment.")

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.


46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
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
Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. However, if your contract includes an optional Accumulation Benefit or Withdrawal Benefit rider and you make such change (other than a scheduled periodic reallocation), we may charge you a higher fee for your optional Accumulation Benefit or Withdrawal Benefit rider.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

o limit your choice of models based on the amount of your initial purchase payment we accept;

o cancel required participation in the program after 30 days written notice;

o substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

o discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.



47 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
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PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND WITHDRAWAL BENEFIT RIDER

If you purchase the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider, you are required to participate in the PN program under the terms of each rider. There is no additional charge for the PN program when used with either of these optional riders.

o ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period as does your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL END OF WAITING PERIOD.

o WITHDRAWAL BENEFIT RIDER: Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

OPTIONAL PN PROGRAM RIDER

If you do not select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider with your contract, you may elect to participate in the PN program by adding the optional Portfolio Navigator Model Portfolio Rider (PN rider) to your contract for an additional charge (see "Charges").

Unless we agree otherwise, you may only add the PN rider at contract issue. You may cancel your participation in the PN program at any time by giving us written notice. However, you cannot elect to participate in the PN program again until the next contract anniversary unless we agree otherwise. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.

You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN rider. The PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.

TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while a PN model portfolio is in effect.

You may transfer contract value from any one subaccount, GPAs or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the fixed account.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the fixed account until the next contract anniversary. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

o You may transfer contract values from the fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the fixed account are not subject to an MVA.



48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
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Currently, transfers out of the fixed account are limited to the greater of:
a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts. If an automated dollar-cost averaging arrangement is established at contract issue, the 30% limitation does not apply to transfers made from the fixed account to the subaccounts for the duration of this initial arrangement.

o You may transfer contract values from any GPA to the subaccounts, fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o    You may not make a transfer to the Special DCA account.

o Once annuity payouts begin, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of transfer request would adversely affect unit values.



49 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o    requiring transfer requests to be submitted only by first-class U.S.
     mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o    not accepting telephone or electronic transfer requests;

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o    limiting the dollar amount that you may transfer at any one time; or

o    suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost-averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.



50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY

70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders: $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders: Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers or partial surrenders among your subaccounts or fixed account (if available).

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers to the GPAs, the fixed account or the Special DCA account are not allowed.

o Automated transfers from the fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

o If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA account.

MINIMUM AMOUNT

Transfers or surrenders: $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the fixed account)

3 BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders: $250 or entire account balance

MAXIMUM AMOUNT

Transfers: Contract value or entire account balance
Surrenders: $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.


51 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
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
SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guaranteed Minimum Withdrawal Benefit"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, less any GPA or Special DCA account, unless you request otherwise. We will not withdraw money for a partial surrender from any GPAs or Special DCA account you may have, unless insufficient amounts are available from your subaccounts and/or fixed account. However, you may request specifically surrender from a GPA or Special DCA account. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1    BY REGULAR OR EXPRESS MAIL

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2    BY WIRE

o    request that payment be wired to your bank;

o    bank account must be in the same ownership as your contract; and

o    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     o the surrender amount includes a purchase payment check that has not cleared;

     o    the NYSE is closed, except for normal holiday and weekend closings;

     o    trading on the NYSE is restricted, according to SEC rules;

     o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     o the SEC permits us to delay payment for the protection of security holders.


52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
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
TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     o    you are at least age 59 1/2;

     o    you are disabled as defined in the Code;

     o    you severed employment with the employer who purchased the contract;
          or

     o    the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the Withdrawal Benefit or Accumulation Benefit rider.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the ROPP, MAV, 5-Year MAV, EEB, EEP, Accumulation Benefit or Withdrawal Benefit. If you change ownership of your contract, we will terminate the ROPP and EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the Withdrawal Benefit rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


53 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
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BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o    purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

ADJUSTED PARTIAL SURRENDERS

                                    PS x DB
                                    -------
                                       CV

     PS = the partial surrender including any applicable surrender charge. DB = the death benefit on the date of (but prior to) the partial surrender.
     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

o    You purchase the contract with a payment of $20,000.

o During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

          We calculate the death benefit as follows:

          The total purchase payments minus adjustments for partial surrenders:

          Total purchase payments                                       $20,000
          minus adjusted partial surrenders, calculated as:

          $1,500 x $20,000
          ---------------- =
               $18,000                                                   -1,667
                                                                        -------
          for a death benefit of:                                       $18,333

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. The death benefit will never be less than the surrender value adjusted by the MVA formula. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

o If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

     o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

     o    purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and
o payouts begin no later than one year after your death, or other date as permitted by the IRS; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.


54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

o If your spouse was 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

     o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

     o    purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

     o payouts begin no later than one year following the year of your death; and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit directly deposited into a checking account.

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o    purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT

                                    PS x DB
                                    -------
                                      CV

     PS = the partial surrender including any applicable surrender charge.

     DB = the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

If this ROPP rider is available in your state and you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


55 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE ROPP

o You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix C.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse was age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o    purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.


56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If this 5-Year MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o    purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE 5-YEAR MAV

o You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


57 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

The EEB provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable;

PLUS

o 40% of your earnings at death if you were under age 70 on the rider effective date; or

o 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

     o the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")

     o    MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

     o    MINUS the greater of:

          o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

          o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

     o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

     o    the greater of:

     o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

     o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

o You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix C.


58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY.You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

The EEP provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                                          PERCENTAGE IF YOU ARE                     PERCENTAGE IF YOU ARE
CONTRACT YEAR                   UNDER AGE 70 ON THE RIDER EFFECTIVE DATE   70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                        0%                                            0%
Three and Four                                    10%                                         3.75%
Five or more                                      20%                                          7.5%

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS

                IF YOU ARE UNDER AGE 70               IF YOU ARE AGE 70
CONTRACT YEAR   ON THE RIDER EFFECTIVE DATE, ADD      OR OLDER ON THE RIDER EFFECTIVE DATE, ADD
        1       Zero                                  Zero
        2       40% x earnings at death (see above)   15% x earnings at death
    3 & 4       40% x (earnings at death + 25% of     15% x (earnings at death + 25% of exchange
                exchange purchase payment*)           purchase payment*)
       5+       40% x (earnings at death + 50% of     15% x (earnings at death + 50% of exchange
                exchange purchase payment*)           purchase payment*)

* Exchange purchase payments are purchase payments exchanged from another annuity or a life insurance policy that are identified at issue and not previously surrendered.


59 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP

o You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o    The EEP rider will terminate in the case of an ownership change.

o The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

o the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional Withdrawal Benefit rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Benefit rider may not be available in all states.

You should consider whether a Accumulation Benefit rider is appropriate for you because:

o you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts, fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program,");

o you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);


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o    if you purchase this contract as a qualified annuity, for example, an
     IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

o if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

o the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

o the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying
(a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.   80% of the contract value on the contract anniversary; or

2.   the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.


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When you exercise the annual elective step up, we may be charging more for the
Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

     The rider will terminate before the benefit date without paying a benefit on the date:

     o    you take a full surrender; or

     o    annuitization begins; or

     o    the contract terminates as a result of the death benefit being paid.

     The rider will terminate on the benefit date.

For an example, see Appendix C.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT)

The Withdrawal Benefit is an optional benefit that you may select for an additional annual charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a surrender charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

o surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP; and

o    the Guaranteed Benefit Amount will be adjusted as described below; and

o    the Remaining Benefit Amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Surrender Charges"). Market value adjustments, if applicable, will also be made (see "Market Value Adjustment"). We pay you the amount you request. Any partial surrender you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrender Charge").


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An annual Elective Step Up option is available for 30 days after each contract anniversary. This option allows you to step up the Remaining Benefit Amount and Guaranteed Benefit Amount to:

o the contract value on the valuation date we receive your written request to step up (Rider A)(1); or

o    the contract value on the contract anniversary date (Rider B)(1).

The annual Elective Step Up is subject to the following rules:

o if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

o if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

o if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal processing discussed under the Guaranteed Benefit Amount and Remaining Benefit Amount headings below; and

o you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your asset allocation model, the rider charge may change (see "Charges").

If you are 80 or younger at contract issue, you may choose to add the Withdrawal Benefit to your contract. This benefit may not be available in your state. You must elect the Withdrawal Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Withdrawal Benefit may not be cancelled and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

You should consider whether the Withdrawal Benefit is appropriate for you because:

o you must participate in an asset allocation program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts, fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program and Portfolio Navigator Asset Allocation Program.");

o withdrawals before age 59 1/2 may incur an IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have RMD rules that govern the timing and amount of distributions from the contract. If you have a qualified annuity, you may need to take an RMD that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal processing described below will apply to the Guaranteed Benefit Amount and the Remaining Benefit Amount. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o if your contract is a TSA, your right to take withdrawals is restricted (See "TSA-- Special Surrender Provisions"), so the rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have questions about the use of this rider in your tax situation.

o we reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

(1) We currently offer two versions of this benefit, Rider A and Rider B. Before April 29, 2005 we only offered Rider B. We began offering Rider A, in states where it is approved, and discontinued offering Rider B in those states, on April 29, 2005. If you purchased a contract with this optional benefit rider before April 29, 2005, the references to Rider B generally apply to your contract (see the rider attached to your contract for the actual terms of the benefit you purchased). If you purchase a contract on or after April 29, 2005 with this benefit, the version we offer you depends on which state you live in. Ask your sales representative which version of the rider, if any, is available in your state. The discussion about this benefit and how it works applies generally to both riders unless otherwise noted.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE WITHDRAWAL BENEFIT RBA PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

o at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;


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o    when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE
     GBA:

          GBA EXCESS WITHDRAWAL PROCESSING

          The GBA will automatically be reset to the lesser of (a) the GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments and the excess withdrawal processing results in a reduction of the total GBA, each payment's GBA will be reset in the following manner:

          1. If the contract value before the excess withdrawal is less than the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset equal to that payment's Remaining Benefit Amount after the withdrawal.

          2. If the contract value before the excess withdrawal is greater than the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset to that payment's Remaining Benefit Amount after the withdrawal plus
               (a) times (b) divided by (c), where:

                    (a) is the total GBA after the withdrawal less the total Remaining Benefit Amount after the withdrawal;

                    (b) is the ratio of that payment's GBA before the withdrawal to that payment's Remaining Benefit Amount before the withdrawal minus one; and

                    (c) is the sum of the values as determined in (b) for each individual payment before the withdrawal.

o    at step up -- (see "Elective Step Up" below).

REMAINING BENEFIT AMOUNT

The Remaining Benefit Amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

o at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE
     RBA:

          RBA EXCESS WITHDRAWAL PROCESSING

          The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

          If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

          The withdrawal amount up to the Remaining Benefit Payment (defined below) is taken out of each RBA bucket in proportion to its Remaining Benefit Payment at the time of the withdrawal; and the withdrawal amount above the Remaining Benefit Payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

o    at step up -- (see "Elective Step Up" below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Surrender Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.


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REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the Remaining Benefit Payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. NOTE THAT SPECIAL RULES, DESCRIBED ABOVE, MAY LIMIT ELECTIVE STEP UPS IN THE FIRST THREE CONTRACT YEARS. Depending on whether you have Rider A or Rider B, the increases will be determined as follows:

RIDER A

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA.

The effective date of the step up is the valuation date we receive your written request to step up.

The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

The GBA will be set to an amount equal to the greater of the GBA immediately prior to the step up or the contract value on the valuation date we receive your written request to step up.

The GBP will be set to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

The RBP will be set to the lesser of the RBA after the step up or the GBP after the step up less any withdrawals made during that contract year.

RIDER B

You may only step up if your contract anniversary value is greater than the RBA.

The effective date of the step up is the contract anniversary.

The RBA will be increased to an amount equal to the contract anniversary value.

The GBA will be set to an amount equal to the greater of the GBA immediately before the step up or the contract anniversary value.

The GBP will be set to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

The RBP will be set to the lesser of the RBA after the step up or the GBP after the step up.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing described above.

The elective step up option is not available to non-spouse beneficiaries that continue the contract.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation elective step up is in addition to the annual elective step up.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA immediately prior to the spousal continuation step up, or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

RBA PAYOUT OPTION

Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").


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This payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract.

We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO MINIMUM REQUIRED VALUE

If the contract value is less than $600, the minimum value required by the Withdrawal Benefit, and the RBA remains greater than zero, the following will occur:

o    you will be paid according to the RBA payout option described above;

o    we will no longer accept additional purchase payments;

o    you will no longer be charged for the rider;

o    any attached death benefit riders will terminate; and

o the death benefit becomes the remaining payments under the RBA payout option described above.

If the contract value falls to zero and the RBA is depleted, the Withdrawal Benefit and the contract will terminate.

For an example, see Appendix C.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date, plus or minus any applicable MVA on GPAs and less any applicable premium tax. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o    the annuity payout plan you select;

o    your age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


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ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan*:

o PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.

o PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate. (See "Charges --Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

o WITHDRAWAL BENEFIT - RBA PAYOUT OPTION: If you have a Withdrawal Benefit rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payout period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

* For contracts purchased in Oregon, you cannot apply your contract value to an annuity payout plan during your first contract year.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


67 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
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TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") .Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a Withdrawal Benefit rider, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, including withdrawals under a Withdrawal Benefit rider, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a Withdrawal Benefit rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o    if it is allocable to an investment before Aug. 14, 1982; or

o if annuity payouts are made under immediate annuities as defined by the Code.



68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
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TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a Withdrawal Benefit rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


69 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
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WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o    the payout is an RMD as defined under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

o    to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE OPTIONAL RIDERS (ROPP, MAV, 5-YEAR MAV, EEB, EEP, PN, ACCUMULATION BENEFIT OR WITHDRAWAL BENEFIT): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


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VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


71 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
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ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - the funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2006 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.



73 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS AND TO PROVIDE CONDENSED FINANCIAL HISTORY DISCLOSURE REGARDING THE SUBACCOUNTS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAs, SPECIAL DCA ACCOUNT, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL RIDERS AND DEATH BENEFITS IN APPENDIX C INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS AND DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER OR DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS AND/OR OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.


74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as "early surrenders."

GENERAL EXAMPLES

ASSUMPTIONS:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

o we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

o after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                  1 + i
  EARLY WITHDRAWAL AMOUNT x [(------------)(TO THE POWER OF n/12) - 1] = MVA
                              1 + j + .001

Where  i = rate earned in the GPA from which amounts are being transferred or surrendered.

       j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).

       n = number of months remaining in the current Guarantee Period (rounded up to the next month).


75 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES -- MVA

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

o we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

o after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                       1.030
       $1,000 x [(---------------)(TO THE POWER OF 84/12) - 1] = -$39.84
                  1 + .035 + .001

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                       1.030
       $1,000 x [(---------------)(TO THE POWER OF 84/12) - 1] = $27.61
                  1 + .025 + .001

In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

o    we receive a single $100,000 purchase payment; and

o you surrender the contract for its total value during the fourth contract year. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

o    you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                               CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS
                                 Contract Value at time of full surrender:   $120,000.00   $ 80,000.00
                                      Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                 Earnings in the contract:     20,000.00          0.00
                            10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                                             -----------   -----------
                                                        Total Free Amount:     20,000.00      8,500.00
STEP 2. We determine the TFA that is from Purchase Payments:
                                                        Total Free Amount:     20,000.00      8,500.00
                                                 Earnings in the contract:     20,000.00          0.00
                           Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                           PR = [WD-TFA] / [CV-TFA]
                                                                      WD =    120,000.00     80,000.00   = the amount of the
                                                                                                           surrender
                                                                     TFA =     20,000.00      8,500.00   = the total free amount,
                                                                                                           step 1
                                                                      CV =    120,000.00     80,000.00   = the contract value at the
                                                                                                           time of the surrender
                                                                      PR =           100%          100%   = the premium ratio
STEP 4. We calculate Chargeable Purchase Payments being Surrendered (CPP):
                            CPP = PR x (PP-PPF)
                                                                      PR =           100%          100%  = premium ratio, step 3
                                                                      PP =    100,000.00    100,000.00   = purchase payments not
                                                                                                           previously surrendered
                                                                     PPF =          0.00      8,500.00   = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2
                                                                     CPP =    100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                                             Chargeable Purchase Payments:    100,000.00     91,500.00
                                              Surrender Charge Percentage:             7%            7%
                                                         Surrender Charge:      7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:                                 120,000.00     80,000.00
                                               Contract Value Surrendered:     (7,000.00)    (6,405.00)
                           Contract Charge (assessed upon full surrender):        (30.00)       (30.00)
                                              Net Full Surrender Proceeds:    112,970.00     73,565.00


77 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION - TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

o    we receive a single $100,000 purchase payment; and

o you request a partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

o    you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                               CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS
                              Contract Value at time of partial surrender:   $120,000.00   $ 80,000.00
                                      Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                 Earnings in the contract:     20,000.00          0.00
                            10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                                             -----------   -----------
                                                        Total Free Amount:     20,000.00      8,500.00
STEP 2. We determine the TFA that is from Purchase Payments:
                                                        Total Free Amount:     20,000.00      8,500.00
                                                 Earnings in the contract:     20,000.00          0.00
                           Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                           PR = [WD-TFA] / [CV-TFA]
                                                                      WD =     50,000.00     50,000.00   = the amount of the
                                                                                                           surrender
                                                                     TFA =     20,000.00      8,500.00   = the total free amount,
                                                                                                           step 1
                                                                      CV =    120,000.00     80,000.00   = the contract value at the
                                                                                                           time of surrender
                                                                      PR =            30%           58%  = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments being
        Surrendered (CPP):
                           CPP = PR x (PP - PPF)
                                                                      PR =           30%           58%   = premium ratio, step 3
                                                                      PP =    100,000.00    100,000.00   = purchase payments not
                                                                                                           previously surrendered
                                                                     PPF =          0.00      8,500.00   = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2
                                                                     CPP =     30,000.00     53,108.39   = chargeable purchase
                                                                                                           payments being
                                                                                                           surrendered
STEP 5. We calculate the Surrender Charges:
                                             Chargeable Purchase Payments:     30,000.00     53,108.39
                                              Surrender Charge Percentage:             7%            7%
                                                         Surrender Charge:         2,100         3,718
STEP 6. We calculate the Net Surrender Value:
                                               Contract Value Surrendered:     50,000.00     50,000.00
                                                         Surrender Charge:     (2,100.00)    (3,717.59)
                                              Net Full Surrender Proceeds:     47,900.00     46,282.41


78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

o    we receive a single $100,000 purchase payment; and

o you surrender the contract for its total value during the second contract year. The surrender charge percentage in the year after a purchase payment is 7.0%; and

o    you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                                  CONTRACT      CONTRACT
                                                                                  WITH GAIN     WITH LOSS
                                     Contract Value at time of full surrender:   $120,000.00   $ 80,000.00
                                          Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                     Earnings in the Contract:     20,000.00          0.00
                                10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                                                 -----------   -----------
                                                            Total Free Amount:     20,000.00      8,500.00
STEP 2. We determine the TFA and Amount Free that is from Purchase Payments:
                                                            Total Free Amount:     20,000.00      8,500.00
                                                     Earnings in the contract:     20,000.00          0.00
                               Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                          PR = [WD-TFA] / [CV-TFA]
                                                                          WD =    120,000.00     80,000.00   = the amount of the
                                                                                                               surrender
                                                                         TFA =     20,000.00      8,500.00   = the total free
                                                                                                               amount, step 1
                                                                          CV =    120,000.00     80,000.00   = the contract value at
                                                                                                               the time of the
                                                                                                               surrender
                                                                          PR =           100%          100%
STEP 4. We calculate Chargeable Purchase Payments being Surrendered (CPP):
                                                           CPP = PR x (PP-PPF)
                                                                          PR =           100%          100%  = premium ratio, step 3
                                                                          PP =    100,000.00    100,000.00   = purchase payments not
                                                                                                               previously
                                                                                                               surrendered
                                                                         PPF =          0.00      8,500.00   = purchase payments
                                                                                                               being surrendered
                                                                                                               free, step 2
                                                                         CPP =    100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                                                 Chargeable Purchase Payments:    100,000.00     91,500.00
                                                  Surrender Charge Percentage:             7%            7%
                                                             Surrender Charge:      7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:                                     120,000.00     80,000.00
                                                   Contract Value Surrendered:     (7,000.00)    (6,405.00)
                               Contract Charge (assessed upon full surrender):        (30.00)       (30.00)
                                                  Net Full Surrender Proceeds:    112,970.00     73,565.00


79 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

o    we receive a single $100,000 purchase payment; and

o you request a partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

o    you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                                   CONTRACT     CONTRACT
                                                                                  WITH GAIN     WITH LOSS
                                  Contract Value at time of partial surrender:   $120,000.00   $ 80,000.00
                                          Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                     Earnings in the contract:     20,000.00          0.00
                                10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                                                 -----------   -----------
                                                            Total Free Amount:     20,000.00      8,500.00
STEP 2. We determine the Amount Free that is from Purchase Payments:
                                                            Total Free Amount:     20,000.00      8,500.00
                                                     Earnings in the contract:     20,000.00          0.00
                               Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                          PR = [WD-TFA] / [CV-TFA]
                                                                          WD =     50,000.00     50,000.00   = the amount of the
                                                                                                               surrender
                                                                         TFA =     20,000.00      8,500.00   = the total free
                                                                                                               amount, step 1
                                                                          CV =    120,000.00     80,000.00   = the contract value at
                                                                                                               the time of surrender
                                                                          PR =            30%           58%  = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                           CPP = PR x (PP - PPF)
                                                                          PR =            30%           58%  = premium ratio, step 3
                                                                          PP =    100,000.00    100,000.00   = purchase payments not
                                                                                                               previously
                                                                                                               surrendered
                                                                         PPF =          0.00      8,500.00   = purchase payments
                                                                                                               being surrendered
                                                                                                               free, step 2
                                                                         CPP =     30,000.00     53,108.39   = chargeable purchase
                                                                                                               payments being
                                                                                                               surrendered
STEP 5. We calculate the Surrender Charges:
                                                 Chargeable Purchase Payments:     30,000.00     53,108.39
                                                  Surrender Charge Percentage:             7%            7%
                                                             Surrender Charge:         2,100         3,718
STEP 6. We calculate the Net Surrender Value:
                                                   Contract Value Surrendered:     50,000.00     50,000.00
                                                             Surrender Charge:     (2,100.00)    (3,717.00)
                                                  Net Full Surrender Proceeds:     47,900.00     46,282.41


80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: EXAMPLE -- OPTIONAL BENEFITS

EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

o You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

o    You make no additional purchase payments.

o    You do not exercise the Elective Step-up option.

o    The Accumulation Benefit rider fee is 0.60%.

   END OF         ASSUMED NET     PARTIAL SURRENDER         ADJUSTED                  ACCUMULATION
CONTRACT YEAR   RATE OF RETURN   (BEGINNING OF YEAR)   PARTIAL SURRENDER     MCAV    BENEFIT AMOUNT   CONTRACT VALUE
       1               12%                  0                    0         100,000            0           111,328
       2               15%                  0                    0         102,422            0           127,259
       3                3%                  0                    0         104,861            0           130,290
       4               -8%                  0                    0         104,861            0           119,148
       5              -15%                  0                    0         104,861            0           100,647
       6               20%              2,000                2,084         102,778            0           117,666
       7               15%                  0                    0         108,252            0           134,504
       8              -10%                  0                    0         108,252            0           120,327
       9              -20%              5,000                4,498         103,754            0            91,639
      10              -12%                  0                    0         103,754       23,734           103,754

EXAMPLE -- WITHDRAWAL BENEFIT

The following example shows how the Withdrawal Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

o You purchase the RAVA Select contract (with the Withdrawal Benefit rider) with a payment of $100,000. No purchase payment credit applies.

o    You make no additional purchase payments.

o    The contract earns a net return of -5%.

o    The Withdrawal Benefit rider fee is 0.60%.

o You take withdrawals equal to the GBP (which is 7% of the GBA or $7,000) at the beginning of each contract year until the RBA is exhausted.

                  CONTRACT VALUE           WITHDRAWAL       CONTRACT VALUE
CONTRACT YEAR   (BEGINNING OF YEAR)   (BEGINNING OF YEAR)    (END OF YEAR)      GBA       RBA
1                    $100,000               $7,000              $87,820      $100,000   $93,000
2                      87,820                7,000               76,318       100,000    86,000
3                      76,318                7,000               65,457       100,000    79,000
4                      65,457                7,000               55,201       100,000    72,000
5                      55,201                7,000               45,516       100,000    65,000
6                      45,516                7,000               36,371       100,000    58,000
7                      36,371                7,000               27,735       100,000    51,000
8                      27,735                7,000               19,550       100,000    44,000
9                      19,550                7,000               11,821       100,000    37,000
10                     11,821                7,000                4,523       100,000    30,000
11                      4,523                7,000                    0       100,000    23,000
12                          0                7,000                    0       100,000    16,000
13                          0                7,000                    0       100,000     9,000
14                          0                7,000                    0       100,000     2,000
15                          0                2,000                    0       100,000         0


81 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- ROPP DEATH BENEFIT

     o You purchase the contract (with the ROPP rider) with a payment of $20,000.

     o The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

               We calculate the death benefit as follows:

               The total purchase payments minus adjustments for partial surrenders:

               Total purchase payments                                      $20,000
               minus adjusted partial surrenders, calculated as:
               $1,500 x $20,000
               ---------------- =                                            -1,667
                    $18,000                                                 -------
               for a death benefit of:                                      $18,333

EXAMPLE -- MAV DEATH BENEFIT

o    You purchase the contract (with the MAV rider) with a payment of $20,000.

o    On the first contract anniversary the contract value grows to $24,000.

o During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

               We calculate the death benefit as follows:

               The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

               Greatest of your contract anniversary contract values:       $24,000
               plus purchase payments made since that anniversary:               +0
               minus adjusted partial surrenders, calculated as:
               $1,500 x $24,000
               ----------------  =                                           -1,636
                   $22,000                                                  -------
               for a death benefit of:                                      $22,364

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

     o You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

     o On the fifth contract anniversary the contract value grows to $30,000.

     o During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

               We calculate the death benefit as follows:

               The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

               Greatest of your 5-year
               contract anniversary contract values:                        $30,000
               plus purchase payments made since that anniversary:               +0
               minus adjusted partial
               surrenders, calculated as:
               $1,500 x $30,000
               ---------------- =                                            -1,800
                   $25,000                                                  -------
               for a death benefit of:                                      $28,200


82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
   SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- EEB DEATH BENEFIT

o You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

o During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

o On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

     MAV death benefit amount (contract value):                            $110,000
     plus the EEB which equals 40% of earnings
        at death (MAV death benefit amount minus payments not
        previously surrendered):
        0.40 x ($110,000 - $100,000) =                                       +4,000
                                                                           --------
     Total death benefit of:                                               $114,000

o On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                 $110,000
     plus the EEB (40% of earnings at death):
        0.40 x ($110,000 - $100,000) =                                       +4,000
                                                                           --------
     Total death benefit of:                                               $114,000

o During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                   ($50,000 x $110,000)
        $110,000 - --------------------- =                                  $57,619
                         $105,000

     plus the EEB (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                                         +1,048
                                                                           --------
     Total death benefit of:                                                $58,667

o On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

o On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                            $200,000
     plus the EEB (40% of earnings at death)
        0.40 x 2.50 x ($55,000) =                                           +55,000
                                                                           --------
     Total death benefit of:                                               $255,000

o During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value less purchase
        payment credits reversed)                                          $250,000
     plus the EEB (40% of earnings at death)
        0.40 x 2.50 x ($55,000) =                                           +55,000
                                                                           --------
     Total death benefit of:                                               $305,000


83 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

o During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                            $250,500
        plus the EEB which equals 40% of earnings
        at death (the standard death benefit amount minus payments not previously surrendered):
        0.40 x ($250,500 - $105,000) =                                      +58,200
                                                                           --------
     Total death benefit of:                                               $308,700

EXAMPLE -- EEP DEATH BENEFIT

o You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

o During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

o On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

     MAV death benefit amount (contract value):                              $110,000
     plus the EEP Part I which equals 40% of earnings
        at death (the MAV death benefit amount minus purchase payments not previously surrendered):
        0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                             --------
     Total death benefit of:                                                 $114,000

o On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                  $110,000
     plus the EEP Part I (40% of earnings at death):
        0.40 x ($110,000 - $100,000) =                                        +4,000
     plus the EEP Part II which in the third contract year
        equals 10% of exchange purchase payments identified at
        issue and not previously surrendered:
        0.10 x $100,000 =                                                    +10,000
                                                                            --------
     Total death benefit of:                                                $124,000

o During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                   ($50,000 x $110,000)
        $110,000 - -------------------- =                                   $57,619
                          $105,000
     plus the EEP Part I (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                                         +1,048
     plus the EEP Part II which in the third contract year
        equals 10% of exchange purchase payments identified at
        issue and not previously surrendered:
        0.10 x $55,000 =                                                     +5,500
                                                                            -------
     Total death benefit of:                                                $64,167

o On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.



84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

o On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

     MAV death benefit amount (contract value):                             $200,000
     plus the EEP Part I (40% of earnings at death)
        .40 x (2.50 x $55,000) =                                             +55,000
     plus the EEP Part II which after the fourth contract
        year equals 20% of exchange purchase payments identified at issue
        and not previously surrendered: 0.20 x $55,000 =                     +11,000
                                                                            --------
     Total death benefit of:                                                $266,000

o During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II. The death benefit equals:

     MAV death benefit amount (contract value less purchase
        payment credits reversed):                                          $250,000
     plus the EEP Part I (40% of earnings at death)
        .40 x (2.50 x $55,000)=                                              +55,000
     plus the EEP Part II, which after the fourth contract year equals
        20% of exchange purchase payments identified at issue and
        not previously surrendered: 0.20 x $55,000 =                         +11,000
                                                                            --------
     Total death benefit of:                                                $316,000

o During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

     MAV death benefit amount (contract value):                             $250,500
        plus the EEP Part I which equals 40% of earnings
        at death (the MAV death benefit minus payments not
        previously surrendered):
        0.40 x ($250,500 - $105,000) =                                       +58,200
    plus the EEP Part II, which after the fourth contract
       year equals 20% of exchange purchase payments identified at issue
       and not previously surrendered: 0.20 x $55,000 =                      +11,000
                                                                            --------
    Total death benefit of:                                                 $319,700


85 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                         2006    2005    2004    2003   2002   2001   2000   1999
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES
(8/13/2001)
Accumulation unit value at beginning of period             $ 1.08  $ 1.00  $ 0.94  $0.73  $0.98  $1.00     --     --
Accumulation unit value at end of period                   $ 1.14  $ 1.08  $ 1.00  $0.94  $0.73  $0.98     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 489   1,554     110     85      4      6     --     --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES
(8/13/2001)
Accumulation unit value at beginning of period             $ 1.28  $ 1.18  $ 1.03  $0.77  $0.98  $1.00     --     --
Accumulation unit value at end of period                   $ 1.48  $ 1.28  $ 1.18  $1.03  $0.77  $0.98     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 183     141     107    284    180      3     --     --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES
(8/13/2001)
Accumulation unit value at beginning of period             $ 1.20  $ 1.14  $ 1.06  $0.82  $0.97  $1.00     --     --
Accumulation unit value at end of period                   $ 1.39  $ 1.20  $ 1.14  $1.06  $0.82  $0.97     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 158     140     132     66      3     --     --     --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES
(5/1/2006)
Accumulation unit value at beginning of period             $ 1.00      --      --     --     --     --     --     --
Accumulation unit value at end of period                   $ 1.03      --      --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,114      --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES
(11/1/2005)
Accumulation unit value at beginning of period             $ 1.09  $ 1.00      --     --     --     --     --     --
Accumulation unit value at end of period                   $ 1.39  $ 1.09      --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 105       5      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period             $ 0.73  $ 0.72  $ 0.69  $0.48  $0.91  $1.00     --     --
Accumulation unit value at end of period                   $ 0.81  $ 0.73  $ 0.72  $0.69  $0.48  $0.91     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 418     532     249     96      3     --     --     --
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO
(CLASS B) (11/1/2005)
Accumulation unit value at beginning of period             $ 1.06  $ 1.00      --     --     --     --     --     --
Accumulation unit value at end of period                   $ 1.14  $ 1.06      --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 653     144      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
(CLASS B) (8/13/2001)
Accumulation unit value at beginning of period             $ 1.13  $ 1.09  $ 0.98  $0.75  $0.97  $1.00     --     --
Accumulation unit value at end of period                   $ 1.31  $ 1.13  $ 1.09  $0.98  $0.75  $0.97     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,374   1,186     726    969    310    136     --     --
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(CLASS B) (8/13/2001)
Accumulation unit value at beginning of period             $ 1.90  $ 1.64  $ 1.32  $0.92  $0.98  $1.00     --     --
Accumulation unit value at end of period                   $ 2.55  $ 1.90  $ 1.64  $1.32  $0.92  $0.98     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               3,592   2,607     984    472    606    210     --     --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period             $ 1.17  $ 1.04  $ 0.91  $0.74  $0.93  $1.00     --     --
Accumulation unit value at end of period                   $ 1.45  $ 1.17  $ 1.04  $0.91  $0.74  $0.93     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 365     314     127      5    254      1     --     --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period             $ 1.04  $ 1.00      --     --     --     --     --     --
Accumulation unit value at end of period                   $ 1.00  $ 1.04      --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               2,939     618      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period             $ 1.36  $ 1.31  $ 1.15  $0.90  $1.04  $1.00     --     --
Accumulation unit value at end of period                   $ 1.61  $ 1.36  $ 1.31  $1.15  $0.90  $1.04     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,060   1,104   1,064    673    483    146     --     --
--------------------------------------------------------------------------------------------------------------------



86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                          2006    2005    2004   2003   2002   2001   2000   1999
--------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO
(5/1/2000)
Accumulation unit value at beginning of period             $ 1.05  $ 1.00  $ 0.93  $0.78  $0.89  $0.96  $1.00     --
Accumulation unit value at end of period                   $ 1.13  $ 1.05  $ 1.00  $0.93  $0.78  $0.89  $0.96     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  18       5      54      8      8      6      5     --
--------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B
(4/28/2006)
Accumulation unit value at beginning of period             $ 1.00      --      --     --     --     --     --     --
Accumulation unit value at end of period                   $ 1.07      --      --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 585      --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A
(5/1/2006)
Accumulation unit value at beginning of period             $ 1.00      --      --     --     --     --     --     --
Accumulation unit value at end of period                   $ 1.02      --      --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               2,834      --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND,
VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period             $ 1.00      --      --     --     --     --     --     --
Accumulation unit value at end of period                   $ 1.07      --      --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               2,194      --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO
(5/1/2006)
Accumulation unit value at beginning of period             $ 1.00      --      --     --     --     --     --     --
Accumulation unit value at end of period                   $ 0.97      --      --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,600      --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period             $ 1.00      --      --     --     --     --     --     --
Accumulation unit value at end of period                   $ 1.03      --      --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               2,567      --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2
(2/4/2004)
Accumulation unit value at beginning of period             $ 1.32  $ 1.15  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                   $ 1.62  $ 1.32  $ 1.15     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 669     661      76     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
(5/1/2006)
Accumulation unit value at beginning of period             $ 1.00      --      --     --     --     --     --     --
Accumulation unit value at end of period                   $ 1.03      --      --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               6,582      --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period              $1.14  $ 1.06  $ 1.01  $0.83  $1.00  $1.00     --     --
Accumulation unit value at end of period                    $1.28  $ 1.14  $ 1.06  $1.01  $0.83  $1.00     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,624   1,338     994    432    233    132     --     --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period             $ 1.86  $ 1.59  $ 1.28  $0.93  $1.04  $1.00     --     --
Accumulation unit value at end of period                   $ 2.08  $ 1.86  $ 1.59  $1.28  $0.93  $1.04     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               4,011   2,702   1,034    510    325    132     --     --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period             $ 1.42  $ 1.20  $ 1.06  $0.75  $0.95  $1.00     --     --
Accumulation unit value at end of period                   $ 1.66  $ 1.42  $ 1.20  $1.06  $0.75  $0.95     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,130     728     573    205    324      7     --     --
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND -
CLASS 2 (9/15/1999)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period             $ 2.73  $ 2.42  $ 1.85  $1.37  $1.35  $1.26  $0.96  $ 1.00
Accumulation unit value at end of period                   $ 3.27  $ 2.73  $ 2.42  $1.85  $1.37  $1.35  $1.26  $ 0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                 836     667     487    349    205    211    148      4
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
(9/15/1999)
Accumulation unit value at beginning of period             $ 2.14  $ 1.98  $ 1.61  $1.22  $1.35  $1.20  $0.96  $1.00
Accumulation unit value at end of period                   $ 2.49  $ 2.14  $ 1.98  $1.61  $1.22  $1.35  $1.20  $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                 738     593     414    242    282    150      9      2
--------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period             $ 1.30  $ 1.18  $ 1.05  $0.85  $0.97  $1.00     --     --
Accumulation unit value at end of period                   $ 1.53  $ 1.30  $ 1.18  $1.05  $0.85  $0.97     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 865     716     533    667    130     --     --     --
--------------------------------------------------------------------------------------------------------------------



87 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                      2006   2005   2004   2003   2002  2001  2000  1999
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES FUND
(9/15/1999)
Accumulation unit value at beginning of period                          $ 2.34 $ 2.09 $ 1.67 $ 1.31 $1.38 $1.24 $0.95 $1.00
Accumulation unit value at end of period                                $ 2.71 $ 2.34 $ 2.09 $ 1.67 $1.31 $1.38 $1.24 $0.95
Number of accumulation units outstanding at end of period (000 omitted)  2,339  1,930    834    639   450   200    15     8
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
(9/15/1999)
Accumulation unit value at beginning of period                          $ 1.05 $ 0.99 $ 0.87 $ 0.67 $0.87 $0.99 $1.10 $1.00
Accumulation unit value at end of period                                $ 1.18 $ 1.05 $ 0.99 $ 0.87 $0.67 $0.87 $0.99 $1.10
Number of accumulation units outstanding at end of period (000 omitted)  2,499  3,019  1,522    735   694   943   577   170
---------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES
(9/15/1999)
Accumulation unit value at beginning of period                          $ 1.04 $ 0.94 $ 0.83 $ 0.65 $0.73 $0.96 $1.07 $1.00
Accumulation unit value at end of period                                $ 1.27 $ 1.04 $ 0.94 $ 0.83 $0.65 $0.73 $0.96 $1.07
Number of accumulation units outstanding at end of period (000 omitted)  1,291  1,238  1,236  2,397   636   253    57     8
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II*
(11/1/2005)
Accumulation unit value at beginning of period                          $ 1.06 $ 1.00     --     --    --    --    --    --
Accumulation unit value at end of period                                $ 1.18 $ 1.06     --     --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     20     --     --     --    --    --    --    --
* LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II MERGED INTO LEGG MASON PARTNERS VARIABLE SMALL CAP
GROWTH PORTFOLIO CLASS I ON APRIL 27, 2007.
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                          $ 0.67 $ 0.64 $ 0.59 $ 0.49 $0.68 $0.91 $1.00    --
Accumulation unit value at end of period                                $ 0.71 $ 0.67 $ 0.64 $ 0.59 $0.49 $0.68 $0.91    --
Number of accumulation units outstanding at end of period (000 omitted)    481    640    522    874   785   913   533    --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                          $ 0.90 $ 0.86 $ 0.81 $ 0.61 $0.90 $0.96 $1.00    --
Accumulation unit value at end of period                                $ 1.01 $ 0.90 $ 0.86 $ 0.81 $0.61 $0.90 $0.96    --
Number of accumulation units outstanding at end of period (000 omitted)    243    558    576    622   485   548   352    --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (2/4/2004)
Accumulation unit value at beginning of period                          $ 1.12 $ 1.10 $ 1.00     --    --    --    --    --
Accumulation unit value at end of period                                $ 1.24 $ 1.12 $ 1.10     --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)    264    291     92     --    --    --    --    --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                          $ 1.38 $ 1.19 $ 0.92 $ 0.68 $0.89 $1.00    --    --
Accumulation unit value at end of period                                $ 1.80 $ 1.38 $ 1.19 $ 0.92 $0.68 $0.89    --    --
Number of accumulation units outstanding at end of period (000 omitted)  1,065    588    211    139   139   138    --    --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL
PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                          $ 1.00     --     --     --    --    --    --    --
Accumulation unit value at end of period                                $ 1.05     --     --     --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)  1,957     --     --     --    --    --    --    --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                          $ 1.31 $ 1.16 $ 1.00     --    --    --    --    --
Accumulation unit value at end of period                                $ 1.53 $ 1.31 $ 1.16     --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)  1,309    756    158     --    --    --    --    --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                          $ 1.26 $ 1.16 $ 1.00     --    --    --    --    --
Accumulation unit value at end of period                                $ 1.44 $ 1.26 $ 1.16     --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)    773    643    432     --    --    --    --    --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                          $ 1.09 $ 1.07 $ 1.00     --    --    --    --    --
Accumulation unit value at end of period                                $ 1.16 $ 1.09 $ 1.07     --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)  6,331  3,173    403     --    --    --    --    --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                          $ 1.00     --     --     --    --    --    --    --
Accumulation unit value at end of period                                $ 1.04     --     --     --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)  4,105     --     --     --    --    --    --    --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                          $ 1.10 $ 0.98 $ 0.92 $ 0.78 $0.98 $1.00    --    --
Accumulation unit value at end of period                                $ 1.12 $ 1.10 $ 0.98 $ 0.92 $0.78 $0.98    --    --
Number of accumulation units outstanding at end of period (000 omitted)    195    218     67    170   145   129    --    --
---------------------------------------------------------------------------------------------------------------------------



88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                      2006   2005   2004   2003   2002   2001   2000   1999
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                          $ 1.30 $ 1.16 $ 1.01 $ 0.79 $ 0.96 $ 1.00     --     --
Accumulation unit value at end of period                                $ 1.65 $ 1.30 $ 1.16 $ 1.01 $ 0.79 $ 0.96     --     --
Number of accumulation units outstanding at end of period (000 omitted)    164    145    194    207    881    418     --     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period                          $ 1.03 $ 0.92 $ 0.78 $ 0.59 $ 0.86 $ 1.29 $ 1.36 $ 1.00
Accumulation unit value at end of period                                $ 1.08 $ 1.03 $ 0.92 $ 0.78 $ 0.59 $ 0.86 $ 1.29 $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)    429    374    375    431    525  1,092  1,330    183
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (9/15/1999)
Accumulation unit value at beginning of period                          $ 1.10 $ 1.06 $ 0.97 $ 0.81 $ 0.94 $ 1.06 $ 1.09 $ 1.00
Accumulation unit value at end of period                                $ 1.25 $ 1.10 $ 1.06 $ 0.97 $ 0.81 $ 0.94 $ 1.06 $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)    459    623    257    221    120    296    145     10
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/15/1999)
Accumulation unit value at beginning of period                          $ 1.13 $ 1.11 $ 1.11 $ 1.11 $ 1.10 $ 1.07 $ 1.01 $ 1.00
Accumulation unit value at end of period                                $ 1.17 $ 1.13 $ 1.11 $ 1.11 $ 1.11 $ 1.10 $ 1.07 $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)  8,286  4,504  2,098    447  3,911  5,658  6,615  2,266
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.95%
AND 4.03%, RESPECTIVELY.
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (2/4/2004)
Accumulation unit value at beginning of period                          $ 1.04 $ 1.02 $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                $ 1.07 $ 1.04 $ 1.02     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    135    100     73     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/15/1999)
Accumulation unit value at beginning of period                          $ 1.31 $ 1.29 $ 1.24 $ 1.20 $ 1.14 $ 1.06 $ 1.02 $ 1.00
Accumulation unit value at end of period                                $ 1.36 $ 1.31 $ 1.29 $ 1.24 $ 1.20 $ 1.14 $ 1.06 $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)  7,272  3,619  2,145  1,691    762    985    410     47
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(9/15/1999)
Accumulation unit value at beginning of period                          $ 1.53 $ 1.36 $ 1.16 $ 0.82 $ 1.02 $ 1.01 $ 1.02 $ 1.00
Accumulation unit value at end of period                                $ 1.83 $ 1.53 $ 1.36 $ 1.16 $ 0.82 $ 1.02 $ 1.01 $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)  9,434  5,165  3,041  1,239  1,262    281    218     23
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (5/1/2000)
Accumulation unit value at beginning of period                          $ 1.58 $ 1.19 $ 0.96 $ 0.69 $ 0.73 $ 0.75 $ 1.00     --
Accumulation unit value at end of period                                $ 2.11 $ 1.58 $ 1.19 $ 0.96 $ 0.69 $ 0.73 $ 0.75     --
Number of accumulation units outstanding at end of period (000 omitted)  2,144  1,491    475    115    277      3      1     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                          $ 1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                $ 1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)  3,666     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/15/1999)
Accumulation unit value at beginning of period                          $ 1.38 $ 1.46 $ 1.33 $ 1.18 $ 1.04 $ 1.03 $ 1.00 $ 1.00
Accumulation unit value at end of period                                $ 1.46 $ 1.38 $ 1.46 $ 1.33 $ 1.18 $ 1.04 $ 1.03 $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)  2,645  1,377    741    714    251    249      4      3
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (9/13/2004)
Accumulation unit value at beginning of period                          $ 1.05 $ 1.03 $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                $ 1.06 $ 1.05 $ 1.03     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)  2,959  1,455  5,004     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (9/15/1999)
Accumulation unit value at beginning of period                          $ 0.67 $ 0.62 $ 0.57 $ 0.47 $ 0.64 $ 0.94 $ 1.17 $ 1.00
Accumulation unit value at end of period                                $ 0.73 $ 0.67 $ 0.62 $ 0.57 $ 0.47 $ 0.64 $ 0.94 $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)  6,049  6,193  2,153  1,664  1,064  1,285  1,762    401
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/15/1999)
Accumulation unit value at beginning of period                          $ 1.26 $ 1.22 $ 1.10 $ 0.89 $ 0.95 $ 0.91 $ 1.01 $ 1.00
Accumulation unit value at end of period                                $ 1.39 $ 1.26 $ 1.22 $ 1.10 $ 0.89 $ 0.95 $ 0.91 $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)  1,925  2,397  2,886  4,230  1,480  1,549  1,186     48
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
(9/13/2004)
Accumulation unit value at beginning of period                          $ 1.07 $ 1.04 $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                $ 1.15 $ 1.07 $ 1.04     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)  2,358    493     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------------



89 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                      2006   2005   2004   2003   2002   2001  2000  1999
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY
FUND (9/15/1999)
Accumulation unit value at beginning of period                          $ 0.92 $ 0.82 $ 0.70 $ 0.55 $ 0.67 $0.95 $1.27 $1.00
Accumulation unit value at end of period                                $ 1.14 $ 0.92 $ 0.82 $ 0.70 $ 0.55 $0.67 $0.95 $1.27
Number of accumulation units outstanding at end of period (000 omitted)  1,343  1,252    848    143    488    65    81   133
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
(9/15/1999)
Accumulation unit value at beginning of period                          $ 0.85 $ 0.80 $ 0.76 $ 0.59 $ 0.76 $0.94 $1.14 $1.00
Accumulation unit value at end of period                                $ 0.97 $ 0.85 $ 0.80 $ 0.76 $ 0.59 $0.76 $0.94 $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                            2,453  3,121  1,484    172    202   291   266   872
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period                          $ 1.14 $ 1.10 $ 1.00     --     --    --    --    --
Accumulation unit value at end of period                                $ 1.35 $ 1.14 $ 1.10     --     --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)    184     92     65     --     --    --    --    --
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                          $ 1.26 $ 1.15 $ 1.06 $ 0.87 $ 1.01 $1.00    --    --
Accumulation unit value at end of period                                $ 1.25 $ 1.26 $ 1.15 $ 1.06 $ 0.87 $1.01    --    --
Number of accumulation units outstanding at end of period (000 omitted)    450    655    523    578    328    38    --    --
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                          $ 1.20 $ 1.00     --     --     --    --    --    --
Accumulation unit value at end of period                                $ 1.37 $ 1.20     --     --     --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)  2,575    115     --     --     --    --    --    --
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/1/2000)
Accumulation unit value at beginning of period                          $ 0.88 $ 0.85 $ 0.77 $ 0.61 $ 0.79 $0.90 $1.00    --
Accumulation unit value at end of period                                $ 1.01 $ 0.88 $ 0.85 $ 0.77 $ 0.61 $0.79 $0.90    --
Number of accumulation units outstanding at end of period (000 omitted)  1,170  2,054  1,958  1,381    973   770   285    --
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period                          $ 1.13 $ 1.13 $ 1.00     --     --    --    --    --
Accumulation unit value at end of period                                $ 1.30 $ 1.13 $ 1.13     --     --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     77    235    182     --     --    --    --    --
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(9/15/1999)
Accumulation unit value at beginning of period                          $ 1.24 $ 1.23 $ 1.22 $ 1.21 $ 1.15 $1.09 $1.01 $1.00
Accumulation unit value at end of period                                $ 1.28 $ 1.24 $ 1.23 $ 1.22 $ 1.21 $1.15 $1.09 $1.01
Number of accumulation units outstanding at end of period (000 omitted)    493    688    870  1,097  1,275   592     1    10
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/15/1999)
Accumulation unit value at beginning of period                          $ 1.61 $ 1.54 $ 1.31 $ 0.89 $ 1.08 $1.16 $1.12 $1.00
Accumulation unit value at end of period                                $ 1.79 $ 1.61 $ 1.54 $ 1.31 $ 0.89 $1.08 $1.16 $1.12
Number of accumulation units outstanding at end of period (000 omitted)    333    514    779    660    393   378   286    28
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
Accumulation unit value at beginning of period                          $ 1.61 $ 1.53 $ 1.28 $ 0.93 $ 1.07 $1.00    --    --
Accumulation unit value at end of period                                $ 1.92 $ 1.61 $ 1.53 $ 1.28 $ 0.93 $1.07    --    --
Number of accumulation units outstanding at end of period (000 omitted)  2,495  2,068    860    982    627   411    --    --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(2/4/2004)
Accumulation unit value at beginning of period                          $ 1.19 $ 1.15 $ 1.00     --     --    --    --    --
Accumulation unit value at end of period                                $ 1.38 $ 1.19 $ 1.15     --     --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)  4,892  3,642    641     --     --    --    --    --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                          $ 1.00     --     --     --     --    --    --    --
Accumulation unit value at end of period                                $ 1.23     --     --     --     --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)  1,473     --     --     --     --    --    --    --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                          $ 1.00     --     --     --     --    --    --    --
Accumulation unit value at end of period                                $ 0.99     --     --     --     --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)  1,068     --     --     --     --    --    --    --
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/15/1999)
Accumulation unit value at beginning of period                          $ 1.69 $ 1.40 $ 1.08 $ 0.73 $ 0.85 $1.09 $1.51 $1.00
Accumulation unit value at end of period                                $ 2.31 $ 1.69 $ 1.40 $ 1.08 $ 0.73 $0.85 $1.09 $1.51
Number of accumulation units outstanding at end of period (000 omitted)  3,471  2,814  1,701  1,136  1,484   769   599   112
----------------------------------------------------------------------------------------------------------------------------



90 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                         2006    2005    2004    2003    2002   2001   2000   1999
---------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/15/1999)
Accumulation unit value at beginning of period             $ 1.79  $ 1.62  $ 1.37  $ 0.96  $1.17  $1.05  $1.15  $1.00
Accumulation unit value at end of period                   $ 1.92  $ 1.79  $ 1.62  $ 1.37  $0.96  $1.17  $1.05  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                               3,852   2,709   1,415   1,250    847    820    990    125
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (8/13/2001)
Accumulation unit value at beginning of period             $ 1.23  $ 1.15  $ 0.98  $ 0.72  $0.99  $1.00     --     --
Accumulation unit value at end of period                   $ 1.38  $ 1.23  $ 1.15  $ 0.98  $0.72  $0.99     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 421     467     408     445    314    136     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period             $ 0.98  $ 0.93  $ 0.82  $ 0.58  $0.94  $1.00     --     --
Accumulation unit value at end of period                   $ 1.20  $ 0.98  $ 0.93  $ 0.82  $0.58  $0.94     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  84      35      10      10      6      2     --     --
---------------------------------------------------------------------------------------------------------------------



91 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                          2006      2005      2004      2003     2002    2001    2000   1999
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES
(8/13/2001)
Accumulation unit value at beginning of period             $   1.07  $   0.99  $   0.94  $  0.73  $  0.98  $ 1.00      --   --
Accumulation unit value at end of period                   $   1.12  $   1.07  $   0.99  $  0.94  $  0.73  $ 0.98      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                               109,952   134,591    39,117   20,015   11,313   1,710      --   --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES
(8/13/2001)
Accumulation unit value at beginning of period             $   1.27  $   1.17  $   1.02  $  0.76  $  0.98  $ 1.00      --   --
Accumulation unit value at end of period                   $   1.47  $   1.27  $   1.17  $  1.02  $  0.76  $ 0.98      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                25,868    24,349    20,043   10,924    6,981   1,459      --   --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES
(8/13/2001)
Accumulation unit value at beginning of period             $   1.19  $   1.14  $   1.05  $  0.82  $  0.97  $ 1.00      --   --
Accumulation unit value at end of period                   $   1.38  $   1.19  $   1.14  $  1.05  $  0.82  $ 0.97      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                12,088    10,621    10,625    8,724    5,572   1,081      --   --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES
(5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --       --       --      --      --   --
Accumulation unit value at end of period                   $   1.02        --        --       --       --      --      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                33,923        --        --       --       --      --      --   --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES
(11/1/2005)
Accumulation unit value at beginning of period             $   1.09  $   1.00        --       --       --      --      --   --
Accumulation unit value at end of period                   $   1.39  $   1.09        --       --       --      --      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,744       127        --       --       --      --      --   --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period             $   0.73  $   0.72  $   0.69  $  0.48  $  0.91  $ 1.00      --   --
Accumulation unit value at end of period                   $   0.80  $   0.73  $   0.72  $  0.69  $  0.48  $ 0.91      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                25,440    31,926    14,454    7,882    3,769     490      --   --
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO
(CLASS B) (11/1/2005)
Accumulation unit value at beginning of period             $   1.06  $   1.00        --       --       --      --      --   --
Accumulation unit value at end of period                   $   1.14  $   1.06        --       --       --      --      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                14,120     2,021        --       --       --      --      --   --
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
(CLASS B) (8/13/2001)
Accumulation unit value at beginning of period             $   1.12  $   1.08  $   0.98  $  0.74  $  0.96  $ 1.00      --   --
Accumulation unit value at end of period                   $   1.30  $   1.12  $   1.08  $  0.98  $  0.74  $ 0.96      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                               135,093   149,316   125,010   82,114   43,189   5,550      --   --
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(CLASS B) (8/13/2001)
Accumulation unit value at beginning of period             $   1.88  $   1.63  $   1.31  $  0.92  $  0.98  $ 1.00      --   --
Accumulation unit value at end of period                   $   2.52  $   1.88  $   1.63  $  1.31  $  0.92  $ 0.98      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                               203,016   153,107    70,504   34,604   12,313     805      --   --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period             $   1.16  $   1.03  $   0.91  $  0.73  $  0.93  $ 1.00      --   --
Accumulation unit value at end of period                   $   1.44  $   1.16  $   1.03  $  0.91  $  0.73  $ 0.93      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                45,349    43,612    34,180   21,555   11,378   1,950      --   --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period             $   1.04  $   1.00        --       --       --      --      --   --
Accumulation unit value at end of period                   $   0.99  $   1.04        --       --       --      --      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                78,916    10,074        --       --       --      --      --   --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period             $   1.35  $   1.30  $   1.15  $  0.90  $  1.04  $ 1.00      --   --
Accumulation unit value at end of period                   $   1.59  $   1.35  $   1.30  $  1.15  $  0.90  $ 1.04      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                               136,167   142,660   110,681   74,984   42,497   7,356      --   --
-------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO
(5/1/2000)
Accumulation unit value at beginning of period             $   1.04  $   0.99  $   0.92  $  0.78  $  0.89  $ 0.96  $ 1.00   --
Accumulation unit value at end of period                   $   1.12  $   1.04  $   0.99  $  0.92  $  0.78  $ 0.89  $ 0.96   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                24,975    23,850    20,551   15,315    9,520   4,490   1,283   --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B
(4/28/2006)
Accumulation unit value at beginning of period             $   1.00        --        --       --       --      --      --   --
Accumulation unit value at end of period                   $   1.07        --        --       --       --      --      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                48,099        --        --       --       --      --      --   --
-------------------------------------------------------------------------------------------------------------------------------



92 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                          2006      2005      2004      2003      2002     2001     2000    1999
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A
(5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --        --       --       --       --      --
Accumulation unit value at end of period                   $   1.02        --        --        --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               121,798        --        --        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND,
VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --        --       --       --       --      --
Accumulation unit value at end of period                   $   1.07        --        --        --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                59,299        --        --        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO
(5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --        --       --       --       --      --
Accumulation unit value at end of period                   $   0.97        --        --        --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                51,380        --        --        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --        --       --       --       --      --
Accumulation unit value at end of period                   $   1.03        --        --        --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               103,830        --        --        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2
(2/4/2004)
Accumulation unit value at beginning of period             $   1.32  $   1.15  $   1.00        --       --       --       --      --
Accumulation unit value at end of period                   $   1.61  $   1.32  $   1.15        --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                19,055    15,273     4,245        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
(5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --        --       --       --       --      --
Accumulation unit value at end of period                   $   1.03        --        --        --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               244,121        --        --        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period             $   1.13  $   1.06  $   1.01  $   0.82  $  1.00  $  1.00       --      --
Accumulation unit value at end of period                   $   1.26  $   1.13  $   1.06  $   1.01  $  0.82  $  1.00       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               173,861   189,109   187,351   119,284   48,686    6,363       --      --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period             $   1.85  $   1.58  $   1.27  $   0.93  $  1.04  $  1.00       --      --
Accumulation unit value at end of period                   $   2.06  $   1.85  $   1.58  $   1.27  $  0.93  $  1.04       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               290,678   260,492   188,565   109,647   50,458    6,903       --      --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period             $   1.40  $   1.19  $   1.06  $   0.75  $  0.95  $  1.00       --      --
Accumulation unit value at end of period                   $   1.64  $   1.40  $   1.19  $   1.06  $  0.75  $  0.95       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                74,339    70,878    66,935    31,322   13,157    2,147       --      --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES
FUND - CLASS 2 (9/15/1999)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period             $   2.70  $   2.39  $   1.83  $   1.36  $  1.34  $  1.25  $  0.96  $ 1.00
Accumulation unit value at end of period                   $   3.23  $   2.70  $   2.39  $   1.83  $  1.36  $  1.34  $  1.25  $ 0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                               128,540   139,618   120,456    87,330   59,317   24,477    6,879     885
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
(9/15/1999)
Accumulation unit value at beginning of period             $   2.11  $   1.96  $   1.59  $   1.21  $  1.35  $  1.19  $  0.96  $ 1.00
Accumulation unit value at end of period                   $   2.45  $   2.11  $   1.96  $   1.59  $  1.21  $  1.35  $  1.19  $ 0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                78,886    78,073    59,293    43,978   29,743   10,800    2,846     586
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period             $   1.29  $   1.17  $   1.05  $   0.85  $  0.97  $  1.00       --      --
Accumulation unit value at end of period                   $   1.51  $   1.29  $   1.17  $   1.05  $  0.85  $  0.97       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                90,391    69,986    45,710    26,370   10,942      942       --      --
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL
SHARES (9/15/1999)
Accumulation unit value at beginning of period             $   2.31  $   2.07  $   1.65  $   1.30  $  1.37  $  1.23  $  0.95  $ 1.00
Accumulation unit value at end of period                   $   2.67  $   2.31  $   2.07  $   1.65  $  1.30  $  1.37  $  1.23  $ 0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                               163,687   174,918   115,616    83,015   56,079   23,748    7,622   1,634
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY
FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of period             $   1.04  $   0.98  $   0.86  $   0.67  $  0.86  $  0.99  $  1.10  $ 1.00
Accumulation unit value at end of period                   $   1.16  $   1.04  $   0.98  $   0.86  $  0.67  $  0.86  $  0.99  $ 1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                               231,223   248,935   128,074    83,166   71,820   60,343   42,626   8,981
------------------------------------------------------------------------------------------------------------------------------------



93 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                          2006      2005      2004      2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO -
SERVICE SHARES (9/15/1999)
Accumulation unit value at beginning of period             $   1.03  $   0.93  $   0.82  $  0.64  $  0.72  $  0.96  $  1.07  $ 1.00
Accumulation unit value at end of period                   $   1.25  $   1.03  $   0.93  $  0.82  $  0.64  $  0.72  $  0.96  $ 1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         86,802   101,054    90,221   62,349   29,532   15,860    7,958   1,981
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO,
CLASS II* (11/1/2005)
Accumulation unit value at beginning of period             $   1.06  $   1.00        --       --       --       --       --      --
Accumulation unit value at end of period                   $   1.17  $   1.06        --       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                            966        55        --       --       --       --       --      --
* LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II MERGED INTO LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH
PORTFOLIO CLASS I ON APRIL 27, 2007.
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES -
SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period             $   0.66  $   0.64  $   0.59  $  0.48  $  0.68  $  0.91  $  1.00      --
Accumulation unit value at end of period                   $   0.70  $   0.66  $   0.64  $  0.59  $  0.48  $  0.68  $  0.91      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        100,533   117,493   108,239   91,666   69,576   50,212   19,521      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period             $   0.89  $   0.85  $   0.81  $  0.61  $  0.90  $  0.96  $  1.00      --
Accumulation unit value at end of period                   $   0.99  $   0.89  $   0.85  $  0.81  $  0.61  $  0.90  $  0.96      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         51,188    62,995    77,406   74,690   59,272   34,072   12,308      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (2/4/2004)
Accumulation unit value at beginning of period             $   1.11  $   1.09  $   1.00       --       --       --       --      --
Accumulation unit value at end of period                   $   1.23  $   1.11  $   1.09       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         36,759    33,809    12,116       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period             $   1.37  $   1.18  $   0.92  $  0.68  $  0.89  $  1.00       --      --
Accumulation unit value at end of period                   $   1.78  $   1.37  $   1.18  $  0.92  $  0.68  $  0.89       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         71,164    55,870    28,362   18,051   10,543    2,997       --      --
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL
PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --       --       --       --       --      --
Accumulation unit value at end of period                   $   1.04        --        --       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         57,067        --        --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE
SHARES (2/4/2004)
Accumulation unit value at beginning of period             $   1.31  $   1.16  $   1.00       --       --       --       --      --
Accumulation unit value at end of period                   $   1.52  $   1.31  $   1.16       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         51,514    33,811    11,540       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE
SHARES (2/4/2004)
Accumulation unit value at beginning of period             $   1.26  $   1.15  $   1.00       --       --       --       --      --
Accumulation unit value at end of period                   $   1.43  $   1.26  $   1.15       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         34,462    18,592     7,652       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE
SHARES (2/4/2004)
Accumulation unit value at beginning of period             $   1.09  $   1.07  $   1.00       --       --       --       --      --
Accumulation unit value at end of period                   $   1.16  $   1.09  $   1.07       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        339,587   150,945    22,945       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE
CLASS (5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --       --       --       --       --      --
Accumulation unit value at end of period                   $   1.04        --        --       --       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        154,199        --        --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
SHARES (8/13/2001)
Accumulation unit value at beginning of period             $   1.09  $   0.97  $   0.91  $  0.78  $  0.98  $  1.00       --      --
Accumulation unit value at end of period                   $   1.11  $   1.09  $   0.97  $  0.91  $  0.78  $  0.98       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         25,848    27,299    21,518   18,023   11,416    2,137       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
SHARES (8/13/2001)
Accumulation unit value at beginning of period             $   1.29  $   1.15  $   1.00  $  0.78  $  0.96  $  1.00       --      --
Accumulation unit value at end of period                   $   1.63  $   1.29  $   1.15  $  1.00  $  0.78  $  0.96       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         34,316    37,980    40,598   38,012   20,773    2,460       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period             $   1.02  $   0.91  $   0.78  $  0.59  $  0.85  $  1.29  $  1.36  $ 1.00
Accumulation unit value at end of period                   $   1.06  $   1.02  $   0.91  $  0.78  $  0.59  $  0.85  $  1.29  $ 1.36
Number of accumulation units outstanding at end of
period (000 omitted)                                         42,808    49,747    57,095   67,224   72,033   74,819   49,764   5,084
-----------------------------------------------------------------------------------------------------------------------------------



94 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED
FUND (9/15/1999)
Accumulation unit value at beginning of period         $   1.08  $   1.05  $   0.97  $   0.81  $   0.94  $   1.05  $   1.09  $  1.00
Accumulation unit value at end of period               $   1.23  $   1.08  $   1.05  $   0.97  $   0.81  $   0.94  $   1.05  $  1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                     89,309    92,705    84,704    79,035    64,273    37,760    28,348    5,220
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT
FUND* (9/15/1999)
Accumulation unit value at beginning of period         $   1.12  $   1.10  $   1.10  $   1.10  $   1.09  $   1.06  $   1.01  $  1.00
Accumulation unit value at end of period               $   1.16  $   1.12  $   1.10  $   1.10  $   1.10  $   1.09  $   1.06  $  1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                    258,492   193,996   187,100   203,753   255,251   243,870   171,785   65,522
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.74% AND
3.81%, RESPECTIVELY.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO -
CORE BOND FUND (2/4/2004)
Accumulation unit value at beginning of period         $   1.03  $   1.02  $   1.00        --        --        --        --       --
Accumulation unit value at end of period               $   1.06  $   1.03  $   1.02        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     24,861    17,450     7,405        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND
FUND (9/15/1999)
Accumulation unit value at beginning of period         $   1.30  $   1.28  $   1.23  $   1.19  $   1.13  $   1.06  $   1.01  $  1.00
Accumulation unit value at end of period               $   1.34  $   1.30  $   1.28  $   1.23  $   1.19  $   1.13  $   1.06  $  1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                    511,100   332,677   221,377   188,939   154,530    83,968    30,783    7,186
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND (9/15/1999)
Accumulation unit value at beginning of period         $   1.52  $   1.35  $   1.15  $   0.82  $   1.02  $   1.01  $   1.03  $  1.00
Accumulation unit value at end of period               $   1.81  $   1.52  $   1.35  $   1.15  $   0.82  $   1.02  $   1.01  $  1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                    585,144   408,559   255,776   134,486    86,442    43,328    12,124    3,149
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS
FUND (5/1/2000)
Accumulation unit value at beginning of period         $   1.54  $   1.16  $   0.94  $   0.68  $   0.72  $   0.74  $   1.00       --
Accumulation unit value at end of period               $   2.05  $   1.54  $   1.16  $   0.94  $   0.68  $   0.72  $   0.74       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     89,672    75,520    22,549     8,256     4,750     1,789       906       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE
FUND (5/1/2006)
Accumulation unit value at beginning of period         $   1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period               $   1.09        --        --        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                    123,150        --        --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND
FUND (9/15/1999)
Accumulation unit value at beginning of period         $   1.36  $   1.44  $   1.32  $   1.18  $   1.03  $   1.03  $   1.00  $  1.00
Accumulation unit value at end of period               $   1.44  $   1.36  $   1.44  $   1.32  $   1.18  $   1.03  $   1.03  $  1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                    169,931   130,135    82,347    51,936    31,133    16,572     8,968    1,552
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION
PROTECTED SECURITIES FUND (9/13/2004)
Accumulation unit value at beginning of period         $   1.05  $   1.03  $   1.00        --        --        --        --       --
Accumulation unit value at end of period               $   1.05  $   1.05  $   1.03        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                    161,490    91,038     2,274        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH
FUND (9/15/1999)
Accumulation unit value at beginning of period         $   0.66  $   0.62  $   0.57  $   0.48  $   0.65  $   0.95  $   1.18  $  1.00
Accumulation unit value at end of period               $   0.73  $   0.66  $   0.62  $   0.57  $   0.48  $   0.65  $   0.95  $  1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                    326,108   323,849   191,140   192,314   135,693   129,186    97,754   16,891
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND
FUND (9/15/1999)
Accumulation unit value at beginning of period         $   1.25  $   1.21  $   1.09  $   0.88  $   0.95  $   0.91  $   1.01  $  1.00
Accumulation unit value at end of period               $   1.37  $   1.25  $   1.21  $   1.09  $   0.88  $   0.95  $   0.91  $  1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                    251,768   262,154   242,254   177,150    93,845    58,348    31,722    7,774
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME
OPPORTUNITIES FUND (9/13/2004)
Accumulation unit value at beginning of period         $   1.07  $   1.04  $   1.00        --        --        --        --       --
Accumulation unit value at end of period               $   1.14  $   1.07  $   1.04        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                    109,316    29,477     1,052        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL
OPPORTUNITY FUND (9/15/1999)
Accumulation unit value at beginning of period         $   0.91  $   0.81  $   0.69  $   0.55  $   0.67  $   0.95  $   1.27  $  1.00
Accumulation unit value at end of period               $   1.12  $   0.91  $   0.81  $   0.69  $   0.55  $   0.67  $   0.95  $  1.27
Number of accumulation units outstanding at end of
period (000 omitted)                                     80,961    77,787    51,446    23,614    20,012    15,821    13,967    2,575
------------------------------------------------------------------------------------------------------------------------------------



95 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                        2006      2005      2004      2003      2002      2001     2000     1999
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND (9/15/1999)
Accumulation unit value at beginning of period           $   0.84  $   0.79  $   0.75  $   0.59  $   0.76  $  0.93  $  1.14  $  1.00
Accumulation unit value at end of period                 $   0.96  $   0.84  $   0.79  $   0.75  $   0.59  $  0.76  $  0.93  $  1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                      450,207   263,828   130,790    69,981    52,124   26,327   24,003    5,333
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE
FUND (2/4/2004)
Accumulation unit value at beginning of period           $   1.14  $   1.10  $   1.00        --        --       --       --       --
Accumulation unit value at end of period                 $   1.34  $   1.14  $   1.10        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                        7,937     6,232     3,498        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND (5/1/2001)
Accumulation unit value at beginning of period           $   1.23  $   1.12  $   1.04  $   0.85  $   1.00  $  1.00       --       --
Accumulation unit value at end of period                 $   1.22  $   1.23  $   1.12  $   1.04  $   0.85  $  1.00       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       62,826    47,283    53,376    42,780    16,388    2,489       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE
FUND (5/2/2005)
Accumulation unit value at beginning of period           $   1.19  $   1.00        --        --        --       --       --       --
Accumulation unit value at end of period                 $   1.36  $   1.19        --        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      101,239     6,605        --        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX
FUND (5/1/2000)
Accumulation unit value at beginning of period           $   0.87  $   0.84  $   0.77  $   0.61  $   0.79  $  0.91  $  1.00       --
Accumulation unit value at end of period                 $   1.00  $   0.87  $   0.84  $   0.77  $   0.61  $  0.79  $  0.91       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      139,008   154,949   144,039   103,587    64,771   35,957    9,812       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE
FUND (2/4/2004)
Accumulation unit value at beginning of period           $   1.12  $   1.12  $   1.00        --        --       --       --       --
Accumulation unit value at end of period                 $   1.29  $   1.12  $   1.12        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                        9,786    10,247     4,730        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S.
GOVERNMENT FUND (9/15/1999)
Accumulation unit value at beginning of period           $   1.22  $   1.21  $   1.21  $   1.20  $   1.14  $  1.08  $  1.00  $  1.00
Accumulation unit value at end of period                 $   1.25  $   1.22  $   1.21  $   1.21  $   1.20  $  1.14  $  1.08  $  1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                      125,729   145,087   160,725   155,718   124,866   50,510   16,258   11,135
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE
FUND (9/15/1999)
Accumulation unit value at beginning of period           $   1.60  $   1.53  $   1.30  $   0.89  $   1.08  $  1.16  $  1.12  $  1.00
Accumulation unit value at end of period                 $   1.77  $   1.60  $   1.53  $   1.30  $   0.89  $  1.08  $  1.16  $  1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       49,721    59,243    61,563    44,627    29,202   22,792   14,830    2,970
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE
FUND (8/14/2001)
Accumulation unit value at beginning of period           $   1.60  $   1.52  $   1.28  $   0.93  $   1.07  $  1.00       --       --
Accumulation unit value at end of period                 $   1.91  $   1.60  $   1.52  $   1.28  $   0.93  $  1.07       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      126,637   127,559    90,541    67,609    43,199    6,885       --       --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,
CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period           $   1.19  $   1.15  $   1.00        --        --       --       --       --
Accumulation unit value at end of period                 $   1.37  $   1.19  $   1.15        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      258,223   203,272    36,974        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II
SHARES (5/1/2006)
Accumulation unit value at beginning of period           $   1.00        --        --        --        --       --       --       --
Accumulation unit value at end of period                 $   1.23        --        --        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       51,499        --        --        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II
SHARES (5/1/2006)
Accumulation unit value at beginning of period           $   1.00        --        --        --        --       --       --       --
Accumulation unit value at end of period                 $   0.99        --        --        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                       37,273        --        --        --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/15/1999)
Accumulation unit value at beginning of period           $   1.67  $   1.38  $   1.07  $   0.72  $   0.85  $  1.08  $  1.51  $  1.00
Accumulation unit value at end of period                 $   2.27  $   1.67  $   1.38  $   1.07  $   0.72  $  0.85  $  1.08  $  1.51
Number of accumulation units outstanding at end of
period (000 omitted)                                      186,862   170,230   104,567    66,022    43,554   27,818   18,245    1,234
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/15/1999)
Accumulation unit value at beginning of period           $   1.77  $   1.60  $   1.36  $   0.96  $   1.16  $  1.05  $  1.15  $  1.00
Accumulation unit value at end of period                 $   1.89  $   1.77  $   1.60  $   1.36  $   0.96  $  1.16  $  1.05  $  1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      235,960   241,623   184,961   129,824    78,311   40,791   23,813    2,476
------------------------------------------------------------------------------------------------------------------------------------



96 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                          2006     2005     2004     2003     2002    2001   2000  1999
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (8/13/2001)
Accumulation unit value at beginning of period             $  1.22  $  1.14  $  0.97  $  0.72  $  0.99  $ 1.00   --    --
Accumulation unit value at end of period                   $  1.36  $  1.22  $  1.14  $  0.97  $  0.72  $ 0.99   --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                               36,471   41,049   43,145   38,865   25,397   3,701   --    --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period             $  0.97  $  0.92  $  0.81  $  0.58  $  0.94  $ 1.00   --    --
Accumulation unit value at end of period                   $  1.18  $  0.97  $  0.92  $  0.81  $  0.58  $ 0.94   --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                               25,726   19,618   22,185   19,289    9,992   2,060   --    --
--------------------------------------------------------------------------------------------------------------------------



97 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                          2006      2005     2004     2003     2002    2001    2000   1999
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES
(8/13/2001)
Accumulation unit value at beginning of period             $   1.06  $  0.98  $  0.93  $  0.73  $  0.98  $ 1.00      --   --
Accumulation unit value at end of period                   $   1.11  $  1.06  $  0.98  $  0.93  $  0.73  $ 0.98      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                56,007   64,800   21,785   12,215    7,624   1,711      --   --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES
(8/13/2001)
Accumulation unit value at beginning of period             $   1.26  $  1.16  $  1.02  $  0.76  $  0.98  $ 1.00      --   --
Accumulation unit value at end of period                   $   1.45  $  1.26  $  1.16  $  1.02  $  0.76  $ 0.98      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                14,692   13,500   12,074    7,348    4,808   1,224      --   --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES
(8/13/2001)
Accumulation unit value at beginning of period             $   1.18  $  1.13  $  1.05  $  0.82  $  0.96  $ 1.00      --   --
Accumulation unit value at end of period                   $   1.36  $  1.18  $  1.13  $  1.05  $  0.82  $ 0.96      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 7,305    6,396    6,649    5,460    3,709     901      --   --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES
(5/1/2006)
Accumulation unit value at beginning of period             $   1.00       --       --       --       --      --      --   --
Accumulation unit value at end of period                   $   1.02       --       --       --       --      --      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                15,226       --       --       --       --      --      --   --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES
(11/1/2005)
Accumulation unit value at beginning of period             $   1.09  $  1.00       --       --       --      --      --   --
Accumulation unit value at end of period                   $   1.38  $  1.09       --       --       --      --      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,198      107       --       --       --      --      --   --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period             $   0.72  $  0.71  $  0.69  $  0.48  $  0.91  $ 1.00      --   --
Accumulation unit value at end of period                   $   0.79  $  0.72  $  0.71  $  0.69  $  0.48  $ 0.91      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                12,094   14,960    8,076    5,212    2,845     911      --   --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO
(CLASS B) (11/1/2005)
Accumulation unit value at beginning of period             $   1.06  $  1.00       --       --       --      --      --   --
Accumulation unit value at end of period                   $   1.14  $  1.06       --       --       --      --      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 5,609      801       --       --       --      --      --   --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
(CLASS B) (8/13/2001)
Accumulation unit value at beginning of period             $   1.11  $  1.07  $  0.97  $  0.74  $  0.96  $ 1.00      --   --
Accumulation unit value at end of period                   $   1.29  $  1.11  $  1.07  $  0.97  $  0.74  $ 0.96      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                84,552   91,924   75,935   54,358   29,770   4,363      --   --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(CLASS B) (8/13/2001)
Accumulation unit value at beginning of period             $   1.86  $  1.61  $  1.31  $  0.92  $  0.98  $ 1.00      --   --
Accumulation unit value at end of period                   $   2.49  $  1.86  $  1.61  $  1.31  $  0.92  $ 0.98      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                               127,479   94,909   44,705   24,114    9,270     790      --   --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period             $   1.15  $  1.03  $  0.90  $  0.73  $  0.93  $ 1.00      --   --
Accumulation unit value at end of period                   $   1.42  $  1.15  $  1.03  $  0.90  $  0.73  $ 0.93      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                26,700   27,136   22,031   15,471    8,200   1,927      --   --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period             $   1.04  $  1.00       --       --       --      --      --   --
Accumulation unit value at end of period                   $   0.99  $  1.04       --       --       --      --      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                35,411    4,856       --       --       --      --      --   --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period             $   1.34  $  1.29  $  1.14  $  0.89  $  1.04  $ 1.00      --   --
Accumulation unit value at end of period                   $   1.57  $  1.34  $  1.29  $  1.14  $  0.89  $ 1.04      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                93,343   95,710   71,318   50,607   30,523   7,298      --   --
-----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO
(5/1/2000)
Accumulation unit value at beginning of period             $   1.02  $  0.98  $  0.91  $  0.77  $  0.89  $ 0.96  $ 1.00   --
Accumulation unit value at end of period                   $   1.10  $  1.02  $  0.98  $  0.91  $  0.77  $ 0.89  $ 0.96   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                19,334   19,301   17,682   14,100    9,832   6,090   1,693   --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B
(4/28/2006)
Accumulation unit value at beginning of period             $   1.00       --       --       --       --      --      --   --
Accumulation unit value at end of period                   $   1.07       --       --       --       --      --      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                30,821       --       --       --       --      --      --   --
-----------------------------------------------------------------------------------------------------------------------------



98 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                          2006      2005      2004      2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A
(5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --       --       --       --       --      --
Accumulation unit value at end of period                   $   1.02        --        --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                66,352        --        --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND,
VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --       --       --       --       --      --
Accumulation unit value at end of period                   $   1.07        --        --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                32,712        --        --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO
(5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --       --       --       --       --      --
Accumulation unit value at end of period                   $   0.97        --        --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                26,224        --        --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --       --       --       --       --      --
Accumulation unit value at end of period                   $   1.03        --        --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                59,159        --        --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2
(2/4/2004)
Accumulation unit value at beginning of period             $   1.31  $   1.15  $   1.00       --       --       --       --      --
Accumulation unit value at end of period                   $   1.60  $   1.31  $   1.15       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                12,674     9,815     2,086       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
(5/1/2006)
Accumulation unit value at beginning of period             $   1.00        --        --       --       --       --       --      --
Accumulation unit value at end of period                   $   1.03        --        --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               127,364        --        --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period             $   1.12  $   1.05  $   1.00  $  0.82  $  1.00  $  1.00       --      --
Accumulation unit value at end of period                   $   1.25  $   1.12  $   1.05  $  1.00  $  0.82  $  1.00       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               112,864   121,317   119,521   81,919   36,320    8,177       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period             $   1.83  $   1.57  $   1.27  $  0.93  $  1.04  $  1.00       --      --
Accumulation unit value at end of period                   $   2.04  $   1.83  $   1.57  $  1.27  $  0.93  $  1.04       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               174,833   157,678   117,171   72,124   35,541    6,689       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period             $   1.39  $   1.18  $   1.05  $  0.74  $  0.94  $  1.00       --      --
Accumulation unit value at end of period                   $   1.62  $   1.39  $   1.18  $  1.05  $  0.74  $  0.94       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                52,627    48,642    42,672   21,405   10,123    2,157       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES
FUND - CLASS 2 (9/15/1999)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period             $   2.66  $   2.37  $   1.81  $  1.35  $  1.33  $  1.25  $  0.96  $ 1.00
Accumulation unit value at end of period                   $   3.18  $   2.66  $   2.37  $  1.81  $  1.35  $  1.33  $  1.25  $ 0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                81,589    88,911    80,587   63,047   44,591   19,803    6,181     683
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
(9/15/1999)
Accumulation unit value at beginning of period             $   2.09  $   1.94  $   1.58  $  1.21  $  1.34  $  1.19  $  0.96  $ 1.00
Accumulation unit value at end of period                   $   2.42  $   2.09  $   1.94  $  1.58  $  1.21  $  1.34  $  1.19  $ 0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                55,078    55,521    44,541   34,639   23,553    9,584    2,897     590
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2
(8/13/2001)
Accumulation unit value at beginning of period             $   1.28  $   1.17  $   1.04  $  0.84  $  0.96  $  1.00       --      --
Accumulation unit value at end of period                   $   1.50  $   1.28  $   1.17  $  1.04  $  0.84  $  0.96       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                63,662    50,166    33,241   21,294    9,151    1,114       --      --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL
SHARES (9/15/1999)
Accumulation unit value at beginning of period             $   2.29  $   2.05  $   1.64  $  1.29  $  1.37  $  1.23  $  0.95  $ 1.00
Accumulation unit value at end of period                   $   2.63  $   2.29  $   2.05  $  1.64  $  1.29  $  1.37  $  1.23  $ 0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                               112,452   117,932    84,473   65,106   47,539   24,711   10,265   2,023
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY
FUND - INSTITUTIONAL SHARES (9/15/1999)
Accumulation unit value at beginning of period             $   1.02  $   0.97  $   0.85  $  0.67  $  0.86  $  0.99  $  1.10  $ 1.00
Accumulation unit value at end of period                   $   1.15  $   1.02  $   0.97  $  0.85  $  0.67  $  0.86  $  0.99  $ 1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                               160,736   168,697   108,140   80,350   75,489   71,185   55,239   9,951
-----------------------------------------------------------------------------------------------------------------------------------



99 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
   PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                          2006      2005     2004     2003     2002     2001     2000    1999
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO -
SERVICE SHARES (9/15/1999)
Accumulation unit value at beginning of period             $   1.01  $  0.92  $  0.81  $  0.64  $  0.72  $  0.96  $  1.07  $ 1.00
Accumulation unit value at end of period                   $   1.23  $  1.01  $  0.92  $  0.81  $  0.64  $  0.72  $  0.96  $ 1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                62,992   73,982   66,844   53,159   28,853   19,727   10,774   2,504
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO,
CLASS II* (11/1/2005)
Accumulation unit value at beginning of period             $   1.05  $  1.00       --       --       --       --       --      --
Accumulation unit value at end of period                   $   1.17  $  1.05       --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   488       41       --       --       --       --       --      --
* LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II MERGED INTO LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH
PORTFOLIO CLASS I ON APRIL 27, 2007.
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
(5/1/2000)
Accumulation unit value at beginning of period             $   0.65  $  0.63  $  0.59  $  0.48  $  0.67  $  0.90  $  1.00      --
Accumulation unit value at end of period                   $   0.69  $  0.65  $  0.63  $  0.59  $  0.48  $  0.67  $  0.90      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                73,300   84,506   78,223   74,564   62,663   51,051   21,973      --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period             $   0.88  $  0.84  $  0.80  $  0.61  $  0.90  $  0.96  $  1.00      --
Accumulation unit value at end of period                   $   0.98  $  0.88  $  0.84  $  0.80  $  0.61  $  0.90  $  0.96      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                38,120   48,503   60,214   61,988   53,383   36,822   15,060      --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (2/4/2004)
Accumulation unit value at beginning of period             $   1.11  $  1.09  $  1.00       --       --       --       --      --
Accumulation unit value at end of period                   $   1.23  $  1.11  $  1.09       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                23,114   20,473    6,922       --       --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period             $   1.36  $  1.18  $  0.91  $  0.68  $  0.89  $  1.00       --      --
Accumulation unit value at end of period                   $   1.76  $  1.36  $  1.18  $  0.91  $  0.68  $  0.89       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                45,869   35,163   18,264   12,519    7,093    2,778       --      --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL
PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period             $   1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period                   $   1.04       --       --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                26,517       --       --       --       --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES
(2/4/2004)
Accumulation unit value at beginning of period             $   1.30  $  1.15  $  1.00       --       --       --       --      --
Accumulation unit value at end of period                   $   1.51  $  1.30  $  1.15       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                34,962   20,721    6,121       --       --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES
(2/4/2004)
Accumulation unit value at beginning of period             $   1.25  $  1.15  $  1.00       --       --       --       --      --
Accumulation unit value at end of period                   $   1.42  $  1.25  $  1.15       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                22,606   12,037    4,085       --       --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES
(2/4/2004)
Accumulation unit value at beginning of period             $   1.08  $  1.07  $  1.00       --       --       --       --      --
Accumulation unit value at end of period                   $   1.15  $  1.08  $  1.07       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               226,000   94,657   11,924       --       --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS
(5/1/2006)
Accumulation unit value at beginning of period             $   1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period                   $   1.04       --       --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                76,067       --       --       --       --       --       --      --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES
(8/13/2001)
Accumulation unit value at beginning of period             $   1.08  $  0.96  $  0.91  $  0.77  $  0.98  $  1.00       --      --
Accumulation unit value at end of period                   $   1.10  $  1.08  $  0.96  $  0.91  $  0.77  $  0.98       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                13,569   14,517   11,248    9,676    6,574    1,743       --      --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES
(8/13/2001)
Accumulation unit value at beginning of period             $   1.27  $  1.15  $  1.00  $  0.78  $  0.96  $  1.00       --      --
Accumulation unit value at end of period                   $   1.61  $  1.27  $  1.15  $  1.00  $  0.78  $  0.96       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                21,524   23,458   24,819   24,880   15,138    2,180       --      --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/15/1999)
Accumulation unit value at beginning of period             $   1.00  $  0.90  $  0.77  $  0.58  $  0.85  $  1.29  $  1.36  $ 1.00
Accumulation unit value at end of period                   $   1.05  $  1.00  $  0.90  $  0.77  $  0.58  $  0.85  $  1.29  $ 1.36
Number of accumulation units outstanding at end of period
(000 omitted)                                                34,609   42,680   51,579   63,075   73,930   87,722   68,407   7,245
---------------------------------------------------------------------------------------------------------------------------------



100 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                      2006      2005      2004      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND
(9/15/1999)
Accumulation unit value at beginning of period         $   1.07  $   1.04  $   0.96  $   0.80  $   0.93  $   1.05  $   1.09  $  1.00
Accumulation unit value at end of period               $   1.21  $   1.07  $   1.04  $   0.96  $   0.80  $   0.93  $   1.05  $  1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                     74,221    77,525    74,540    73,310    64,613    53,096    39,810    6,539
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT
FUND* (9/15/1999)
Accumulation unit value at beginning of period         $   1.10  $   1.08  $   1.09  $   1.09  $   1.09  $   1.06  $   1.01  $  1.00
Accumulation unit value at end of period               $   1.14  $   1.10  $   1.08  $   1.09  $   1.09  $   1.09  $   1.06  $  1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                    211,744   147,452   148,915   178,580   228,237   265,455   203,922   87,424
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.55% AND
3.61%, RESPECTIVELY.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND
(2/4/2004)
Accumulation unit value at beginning of period         $   1.03  $   1.02  $   1.00        --        --        --        --       --
Accumulation unit value at end of period               $   1.05  $   1.03  $   1.02        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     22,501    15,300     4,962        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND
FUND (9/15/1999)
Accumulation unit value at beginning of period         $   1.28  $   1.26  $   1.22  $   1.18  $   1.13  $   1.06  $   1.01  $  1.00
Accumulation unit value at end of period               $   1.32  $   1.28  $   1.26  $   1.22  $   1.18  $   1.13  $   1.06  $  1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                    351,043   257,273   190,125   176,013   159,405   106,760    43,920   11,675
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND (9/15/1999)
Accumulation unit value at beginning of period         $   1.51  $   1.34  $   1.14  $   0.82  $   1.02  $   1.01  $   1.03  $  1.00
Accumulation unit value at end of period               $   1.79  $   1.51  $   1.34  $   1.14  $   0.82  $   1.02  $   1.01  $  1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                    383,460   278,737   181,318    99,776    67,958    41,299    14,227    3,441
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS
FUND (5/1/2000)
Accumulation unit value at beginning of period         $   1.53  $   1.15  $   0.94  $   0.67  $   0.72  $   0.74  $   1.00       --
Accumulation unit value at end of period               $   2.02  $   1.53  $   1.15  $   0.94  $   0.67  $   0.72  $   0.74       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     51,867    44,244    16,315     6,501     3,888     1,542       693       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE
FUND (5/1/2006)
Accumulation unit value at beginning of period         $   1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period               $   1.08        --        --        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     57,963        --        --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND
(9/15/1999)
Accumulation unit value at beginning of period         $   1.34  $   1.43  $   1.31  $   1.17  $   1.03  $   1.02  $   1.00  $  1.00
Accumulation unit value at end of period               $   1.42  $   1.34  $   1.43  $   1.31  $   1.17  $   1.03  $   1.02  $  1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                    123,834   102,876    72,702    54,100    36,626    23,970    14,137    2,368
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION
PROTECTED SECURITIES FUND (9/13/2004)
Accumulation unit value at beginning of period         $   1.05  $   1.03  $   1.00        --        --        --        --       --
Accumulation unit value at end of period               $   1.05  $   1.05  $   1.03        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     95,224    51,906     1,504        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND
(9/15/1999)
Accumulation unit value at beginning of period         $   0.66  $   0.61  $   0.57  $   0.47  $   0.64  $   0.94  $   1.18  $  1.00
Accumulation unit value at end of period               $   0.72  $   0.66  $   0.61  $   0.57  $   0.47  $   0.64  $   0.94  $  1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                    216,237   212,229   135,373   147,485   118,986   130,764   106,410   13,813
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND
FUND (9/15/1999)
Accumulation unit value at beginning of period         $   1.23  $   1.20  $   1.08  $   0.87  $   0.94  $   0.91  $   1.01  $  1.00
Accumulation unit value at end of period               $   1.35  $   1.23  $   1.20  $   1.08  $   0.87  $   0.94  $   0.91  $  1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                    221,767   237,711   236,566   197,358   122,784    88,813    52,655   10,137
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME
OPPORTUNITIES FUND (9/13/2004)
Accumulation unit value at beginning of period         $   1.06  $   1.04  $   1.00        --        --        --        --       --
Accumulation unit value at end of period               $   1.14  $   1.06  $   1.04        --        --        --        --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     61,812    18,068       783        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL
OPPORTUNITY FUND (9/15/1999)
Accumulation unit value at beginning of period         $   0.90  $   0.80  $   0.69  $   0.54  $   0.67  $   0.95  $   1.27  $  1.00
Accumulation unit value at end of period               $   1.11  $   0.90  $   0.80  $   0.69  $   0.54  $   0.67  $   0.95  $  1.27
Number of accumulation units outstanding at end of
period (000 omitted)                                     64,541    61,793    40,351    21,462    19,189    18,664    15,670    2,173
------------------------------------------------------------------------------------------------------------------------------------



101 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                      2006      2005      2004      2003      2002     2001     2000     1999
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND (9/15/1999)
Accumulation unit value at beginning of period         $   0.82  $   0.78  $   0.75  $   0.58  $   0.76  $  0.93  $  1.14  $  1.00
Accumulation unit value at end of period               $   0.94  $   0.82  $   0.78  $   0.75  $   0.58  $  0.76  $  0.93  $  1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                    290,744   144,230    94,730    45,599    34,956   26,779   22,159    3,227
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE
FUND (2/4/2004)
Accumulation unit value at beginning of period         $   1.13  $   1.09  $   1.00        --        --       --       --       --
Accumulation unit value at end of period               $   1.34  $   1.13  $   1.09        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,707     3,594     2,030        --        --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND (5/1/2001)
Accumulation unit value at beginning of period         $   1.22  $   1.11  $   1.03  $   0.85  $   0.99  $  1.00       --       --
Accumulation unit value at end of period               $   1.20  $   1.22  $   1.11  $   1.03  $   0.85  $  0.99       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     43,939    31,419    35,498    29,450    12,145    2,238       --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE
FUND (5/2/2005)
Accumulation unit value at beginning of period         $   1.19  $   1.00        --        --        --       --       --       --
Accumulation unit value at end of period               $   1.36  $   1.19        --        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     54,642     4,982        --        --        --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX
FUND (5/1/2000)
Accumulation unit value at beginning of period         $   0.86  $   0.84  $   0.77  $   0.60  $   0.79  $  0.91  $  1.00       --
Accumulation unit value at end of period               $   0.99  $   0.86  $   0.84  $   0.77  $   0.60  $  0.79  $  0.91       --
Number of accumulation units outstanding at end of
period (000 omitted)                                    104,302   122,070   117,372    91,398    65,011   40,575   14,084       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE
FUND (2/4/2004)
Accumulation unit value at beginning of period         $   1.12  $   1.12  $   1.00        --        --       --       --       --
Accumulation unit value at end of period               $   1.28  $   1.12  $   1.12        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                      5,724     5,777     2,540        --        --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION
U.S. GOVERNMENT FUND (9/15/1999)
Accumulation unit value at beginning of period         $   1.20  $   1.20  $   1.20  $   1.19  $   1.13  $  1.08  $  1.00  $  1.00
Accumulation unit value at end of period               $   1.24  $   1.20  $   1.20  $   1.20  $   1.19  $  1.13  $  1.08  $  1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                    108,222   121,249   130,386   135,202   116,147   56,966   24,654   12,796
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP
ADVANTAGE FUND (9/15/1999)
Accumulation unit value at beginning of period         $   1.58  $   1.52  $   1.29  $   0.88  $   1.07  $  1.16  $  1.12  $  1.00
Accumulation unit value at end of period               $   1.74  $   1.58  $   1.52  $   1.29  $   0.88  $  1.07  $  1.16  $  1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                     38,372    46,718    51,057    39,709    29,341   24,346   16,349    3,029
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE
FUND (8/14/2001)
Accumulation unit value at beginning of period         $   1.59  $   1.51  $   1.27  $   0.93  $   1.07  $  1.00       --       --
Accumulation unit value at end of period               $   1.89  $   1.59  $   1.51  $   1.27  $   0.93  $  1.07       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     69,587    72,463    57,581    44,918    28,099    6,314       --       --
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,
CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period         $   1.18  $   1.15  $   1.00        --        --       --       --       --
Accumulation unit value at end of period               $   1.36  $   1.18  $   1.15        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                    130,395    96,755    18,714        --        --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS
II SHARES (5/1/2006)
Accumulation unit value at beginning of period         $   1.00        --        --        --        --       --       --       --
Accumulation unit value at end of period               $   1.22        --        --        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     27,318        --        --        --        --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II
SHARES (5/1/2006)
Accumulation unit value at beginning of period         $   1.00        --        --        --        --       --       --       --
Accumulation unit value at end of period               $   0.99        --        --        --        --       --       --       --
Number of accumulation units outstanding at end of
period (000 omitted)                                     17,529        --        --        --        --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/15/1999)
Accumulation unit value at beginning of period         $   1.65  $   1.37  $   1.06  $   0.72  $   0.84  $  1.08  $  1.51  $  1.00
Accumulation unit value at end of period               $   2.24  $   1.65  $   1.37  $   1.06  $   0.72  $  0.84  $  1.08  $  1.51
Number of accumulation units outstanding at end of
period (000 omitted)                                    122,718   114,381    79,981    56,466    42,309   30,297   21,844    1,343
----------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/15/1999)
Accumulation unit value at beginning of period         $   1.74  $   1.58  $   1.35  $   0.95  $   1.15  $  1.05  $  1.15  $  1.00
Accumulation unit value at end of period               $   1.86  $   1.74  $   1.58  $   1.35  $   0.95  $  1.15  $  1.05  $  1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                    164,257   169,886   140,320   108,046    72,853   46,456   29,881    2,723
----------------------------------------------------------------------------------------------------------------------------------



102 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                          2006     2005     2004     2003     2002    2001   2000  1999
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (8/13/2001)
Accumulation unit value at beginning of period             $  1.21  $  1.13  $  0.97  $  0.72  $  0.99  $ 1.00    --    --
Accumulation unit value at end of period                   $  1.35  $  1.21  $  1.13  $  0.97  $  0.72  $ 0.99    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                               21,391   25,313   25,983   24,999   17,130   3,747    --    --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period             $  0.96  $  0.91  $  0.81  $  0.58  $  0.94  $ 1.00    --    --
Accumulation unit value at end of period                   $  1.17  $  0.96  $  0.91  $  0.81  $  0.58  $ 0.94    --    --
Number of accumulation units outstanding at end of period
(000 omitted)                                               17,655   14,334   16,103   13,800    7,655   2,230    --    --
--------------------------------------------------------------------------------------------------------------------------



103 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                          2006     2005     2004    2003    2002
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES
(2/13/2002)
Accumulation unit value at beginning of period             $  1.13  $  1.05  $  1.00  $ 0.78  $ 1.00
Accumulation unit value at end of period                   $  1.18  $  1.13  $  1.05  $ 1.00  $ 0.78
Number of accumulation units outstanding at end of period
(000 omitted)                                               19,282   24,536    5,492   1,386     379
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES
(2/13/2002)
Accumulation unit value at beginning of period             $  1.33  $  1.23  $  1.07  $ 0.80  $ 1.00
Accumulation unit value at end of period                   $  1.53  $  1.33  $  1.23  $ 1.07  $ 0.80
Number of accumulation units outstanding at end of period
(000 omitted)                                                3,321    2,836    2,429   1,198     552
----------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES
(2/13/2002)
Accumulation unit value at beginning of period             $ 1.26   $  1.20  $  1.11  $ 0.87  $ 1.00
Accumulation unit value at end of period                   $ 1.45   $  1.26  $  1.20  $ 1.11  $ 0.87
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,342    1,322    1,122     925     526
----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES
(5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --      --      --
Accumulation unit value at end of period                   $  1.02       --       --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                5,096       --       --      --      --
----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES
(11/1/2005)
Accumulation unit value at beginning of period             $  1.09  $  1.00       --      --      --
Accumulation unit value at end of period                   $  1.38  $  1.09       --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  503        2       --      --      --
----------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (2/13/2002)
Accumulation unit value at beginning of period             $  0.85  $  0.84  $  0.81  $ 0.56  $ 1.00
Accumulation unit value at end of period                   $  0.93  $  0.85  $  0.84  $ 0.81  $ 0.56
Number of accumulation units outstanding at end of period
(000 omitted)                                                3,543    4,728    1,650     851     192
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
(11/1/2005)
Accumulation unit value at beginning of period             $  1.06  $  1.00       --      --      --
Accumulation unit value at end of period                   $  1.14  $  1.06       --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                2,023      333       --      --      --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
(2/13/2002)
Accumulation unit value at beginning of period             $  1.21  $  1.16  $  1.06  $ 0.81  $ 1.00
Accumulation unit value at end of period                   $  1.40  $  1.21  $  1.16  $ 1.06  $ 0.81
Number of accumulation units outstanding at end of period
(000 omitted)                                               18,481   20,739   16,610   9,284   3,503
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(CLASS B) (2/13/2002)
Accumulation unit value at beginning of period             $  1.94  $  1.68  $  1.36  $ 0.95  $ 1.00
Accumulation unit value at end of period                   $  2.59  $  1.94  $  1.68  $ 1.36  $ 0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                               31,867   25,568   11,679   5,621   1,417
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (2/13/2002)
Accumulation unit value at beginning of period             $  1.33  $  1.19  $  1.05  $ 0.85  $ 1.00
Accumulation unit value at end of period                   $  1.64  $  1.33  $  1.19  $ 1.05  $ 0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                7,826    7,538    4,969   2,812     944
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period             $  1.04  $  1.00       --      --      --
Accumulation unit value at end of period                   $  0.99  $  1.04       --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               12,931    2,015       --      --      --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (2/13/2002)
Accumulation unit value at beginning of period             $  1.33  $  1.28  $  1.13  $ 0.89  $ 1.00
Accumulation unit value at end of period                   $  1.56  $  1.33  $  1.28  $ 1.13  $ 0.89
Number of accumulation units outstanding at end of period
(000 omitted)                                               24,433   25,428   16,423   8,977   2,837
----------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO
(2/13/2002)
Accumulation unit value at beginning of period             $  1.17  $  1.11  $  1.04  $ 0.88  $ 1.00
Accumulation unit value at end of period                   $  1.26  $  1.17  $  1.11  $ 1.04  $ 0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                3,270    3,186    2,458   1,272     211
----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B
(4/28/2006)
Accumulation unit value at beginning of period             $  1.00       --       --      --      --
Accumulation unit value at end of period                   $  1.07       --       --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               12,074       --       --      --      --
----------------------------------------------------------------------------------------------------



104 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                          2006     2005     2004     2003    2002
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A
(5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --       --      --
Accumulation unit value at end of period                   $  1.02       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               21,100       --       --       --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND,
VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --       --      --
Accumulation unit value at end of period                   $  1.07       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                9,849       --       --       --      --
-----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO
(5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --       --      --
Accumulation unit value at end of period                   $  0.97       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                9,239       --       --       --      --
-----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --       --      --
Accumulation unit value at end of period                   $  1.03       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               18,826       --       --       --      --
-----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2
(2/4/2004)
Accumulation unit value at beginning of period             $ 1.31   $  1.14  $  1.00       --      --
Accumulation unit value at end of period                   $ 1.59   $  1.31  $  1.14       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                6,006    4,632    1,316       --      --
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
(5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --       --      --
Accumulation unit value at end of period                   $  1.03       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               40,094       --       --       --      --
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
(2/13/2002)
Accumulation unit value at beginning of period             $  1.16  $  1.09  $  1.04  $  0.85  $ 1.00
Accumulation unit value at end of period                   $  1.30  $  1.16  $  1.09  $  1.04  $ 0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                               25,441   28,158   27,602   15,940   3,592
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2
(2/13/2002)
Accumulation unit value at beginning of period             $  1.77  $  1.52  $  1.23  $  0.90  $ 1.00
Accumulation unit value at end of period                   $  1.97  $  1.77  $  1.52  $  1.23  $ 0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                               53,339   46,944   30,787   15,111   4,182
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
(2/13/2002)
Accumulation unit value at beginning of period             $  1.55  $  1.32  $  1.17  $  0.83  $ 1.00
Accumulation unit value at end of period                   $  1.80  $  1.55  $  1.32  $  1.17  $ 0.83
Number of accumulation units outstanding at end of period
(000 omitted)                                               10,330    9,686    7,474    2,900     553
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND -
CLASS 2 (2/13/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period             $  1.99  $  1.77  $  1.36  $  1.01  $ 1.00
Accumulation unit value at end of period                   $  2.37  $  1.99  $  1.77  $  1.36  $ 1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                               20,694   22,307   17,231    9,166   2,887
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
(2/13/2002)
Accumulation unit value at beginning of period             $  1.59  $  1.47  $  1.20  $  0.92  $ 1.00
Accumulation unit value at end of period                   $  1.84  $  1.59  $  1.47  $  1.20  $ 0.92
Number of accumulation units outstanding at end of period
(000 omitted)                                               14,227   13,298    8,980    5,248   2,075
-----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2
(2/13/2002)
Accumulation unit value at beginning of period             $  1.35  $  1.23  $  1.10  $  0.89  $ 1.00
Accumulation unit value at end of period                   $  1.58  $  1.35  $  1.23  $  1.10  $ 0.89
Number of accumulation units outstanding at end of period
(000 omitted)                                               22,449   18,871   13,076    6,742   1,735
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL
SHARES (2/13/2002)
Accumulation unit value at beginning of period             $  1.69  $  1.51  $  1.21  $  0.95  $ 1.00
Accumulation unit value at end of period                   $  1.94  $  1.69  $  1.51  $  1.21  $ 0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                               29,515   30,996   15,049    7,743   2,583
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND -
INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at beginning of period             $  1.24  $  1.17  $  1.03  $  0.80  $ 1.00
Accumulation unit value at end of period                   $  1.38  $  1.24  $  1.17  $  1.03  $ 0.80
Number of accumulation units outstanding at end of period
(000 omitted)                                               27,339   30,636    9,922    2,742   1,048
-----------------------------------------------------------------------------------------------------



105 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2006     2005     2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of period                                           $  1.46  $  1.33  $ 1.17  $ 0.92  $ 1.00
Accumulation unit value at end of period                                                 $  1.77  $  1.46  $ 1.33  $ 1.17  $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                    6,555    7,418   5,816   3,058     499
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (11/1/2005)
Accumulation unit value at beginning of period                                           $  1.05  $  1.00      --      --      --
Accumulation unit value at end of period                                                 $  1.17  $  1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                      197        4      --      --      --
* LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II MERGED INTO LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH
PORTFOLIO CLASS I ON APRIL 27, 2007.
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                           $  1.03  $  0.99  $ 0.92  $ 0.76  $ 1.00
Accumulation unit value at end of period                                                 $  1.09  $  1.03  $ 0.99  $ 0.92  $ 0.76
Number of accumulation units outstanding at end of period (000 omitted)                    8,628    8,658   5,399   2,971   1,088
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                           $  1.04  $  1.00  $ 0.96  $ 0.72  $ 1.00
Accumulation unit value at end of period                                                 $  1.17  $  1.04  $ 1.00  $ 0.96  $ 0.72
Number of accumulation units outstanding at end of period (000 omitted)                    5,363    6,257   6,311   5,191   2,112
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (2/4/2004)
Accumulation unit value at beginning of period                                           $  1.11  $  1.09  $ 1.00      --      --
Accumulation unit value at end of period                                                 $  1.23  $  1.11  $ 1.09      --      --
Number of accumulation units outstanding at end of period (000 omitted)                   12,057   10,940   3,567      --      --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                           $  1.70  $  1.47  $ 1.14  $ 0.85  $ 1.00
Accumulation unit value at end of period                                                 $  2.20  $  1.70  $ 1.47  $ 1.14  $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                    8,231    6,871   3,380   1,670     276
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                                           $  1.00       --      --      --      --
Accumulation unit value at end of period                                                 $  1.04       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                    9,305       --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                           $  1.30  $  1.15  $ 1.00      --      --
Accumulation unit value at end of period                                                 $  1.51  $  1.30  $ 1.15      --      --
Number of accumulation units outstanding at end of period (000 omitted)                   14,402   11,208   4,318      --      --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                           $  1.25  $  1.15  $ 1.00      --      --
Accumulation unit value at end of period                                                 $  1.42  $  1.25  $ 1.15      --      --
Number of accumulation units outstanding at end of period (000 omitted)                   10,328    6,924   2,998      --      --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                           $  1.08  $  1.07  $ 1.00      --      --
Accumulation unit value at end of period                                                 $  1.15  $  1.08  $ 1.07      --      --
Number of accumulation units outstanding at end of period (000 omitted)                   64,615   34,899   7,003      --      --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                           $  1.00       --      --      --      --
Accumulation unit value at end of period                                                 $  1.04       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                   26,857       --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                           $  1.12  $  1.00  $ 0.94  $ 0.81  $ 1.00
Accumulation unit value at end of period                                                 $  1.14  $  1.12  $ 1.00  $ 0.94  $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)                    4,490    4,351   2,530   1,776     617
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                           $  1.40  $  1.26  $ 1.09  $ 0.86  $ 1.00
Accumulation unit value at end of period                                                 $  1.77  $  1.40  $ 1.26  $ 1.09  $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)                    3,961    4,252   4,043   4,165   2,086
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                           $  1.25  $  1.13  $ 0.96  $ 0.73  $ 1.00
Accumulation unit value at end of period                                                 $  1.31  $  1.25  $ 1.13  $ 0.96  $ 0.73
Number of accumulation units outstanding at end of period (000 omitted)                      986      736     559     614     267
---------------------------------------------------------------------------------------------------------------------------------



106 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                               2006     2005     2004     2003    2002
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.19  $  1.16  $  1.07  $  0.90  $ 1.00
Accumulation unit value at end of period                                        $  1.35  $  1.19  $  1.16  $  1.07  $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)           4,466    3,385    2,471    1,608     531
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.01  $  0.99  $  1.00  $  1.00  $ 1.00
Accumulation unit value at end of period                                        $  1.04  $  1.01  $  0.99  $  1.00  $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)          37,806   22,067   19,507   13,022   2,452
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2006
WERE 3.47% AND 3.53%, RESPECTIVELY.
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (2/4/2004)
Accumulation unit value at beginning of period                                  $  1.02  $  1.02  $  1.00       --      --
Accumulation unit value at end of period                                        $  1.05  $  1.02  $  1.02       --      --
Number of accumulation units outstanding at end of period (000 omitted)           4,756    3,994    1,612       --      --
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.12  $  1.11  $  1.07  $  1.04  $ 1.00
Accumulation unit value at end of period                                        $  1.16  $  1.12  $  1.11  $  1.07  $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)          87,923   50,746   22,751   13,984   6,481
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.53  $  1.36  $  1.17  $  0.83  $ 1.00
Accumulation unit value at end of period                                        $  1.82  $  1.53  $  1.36  $  1.17  $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)          75,610   47,282   24,579    8,342   3,101
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  2.04  $  1.54  $  1.25  $  0.90  $ 1.00
Accumulation unit value at end of period                                        $  2.70  $  2.04  $  1.54  $  1.25  $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)           9,829    8,412    1,983      492     220
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                  $  1.00       --       --       --      --
Accumulation unit value at end of period                                        $  1.08       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)          20,639       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.31  $  1.39  $  1.28  $  1.14  $ 1.00
Accumulation unit value at end of period                                        $  1.38  $  1.31  $  1.39  $  1.28  $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)          26,716   18,771    8,568    3,885   1,060
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
(9/13/2004)
Accumulation unit value at beginning of period                                  $  1.05  $  1.03  $  1.00       --      --
Accumulation unit value at end of period                                        $  1.05  $  1.05  $  1.03       --      --
Number of accumulation units outstanding at end of period (000 omitted)          31,048   20,279      653       --      --
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.06  $  0.99  $  0.92  $  0.77  $ 1.00
Accumulation unit value at end of period                                        $  1.17  $  1.06  $  0.99  $  0.92  $ 0.77
Number of accumulation units outstanding at end of period (000 omitted)          24,725   23,296    7,403    5,647     973
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.32  $  1.28  $  1.16  $  0.94  $ 1.00
Accumulation unit value at end of period                                        $  1.44  $  1.32  $  1.28  $  1.16  $ 0.94
Number of accumulation units outstanding at end of period (000 omitted)          27,180   28,189   24,305   16,280   3,957
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (9/13/2004)
Accumulation unit value at beginning of period                                  $  1.06  $  1.04  $  1.00       --      --
Accumulation unit value at end of period                                        $  1.14  $  1.06  $  1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)          21,052    7,061      300       --      --
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.42  $  1.26  $  1.08  $  0.85  $ 1.00
Accumulation unit value at end of period                                        $  1.74  $  1.42  $  1.26  $  1.08  $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)           5,986    5,133    2,551      340      55
--------------------------------------------------------------------------------------------------------------------------



107 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                    2006     2005     2004     2003    2002
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.05  $  1.00  $  0.95  $  0.75  $ 1.00
Accumulation unit value at end of period                                             $  1.20  $  1.05  $  1.00  $  0.95  $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)               27,942   27,550    4,862    1,779     291
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period                                       $  1.13  $  1.09  $  1.00       --      --
Accumulation unit value at end of period                                             $  1.33  $  1.13  $  1.09       --      --
Number of accumulation units outstanding at end of period (000 omitted)                1,124      921      450       --      --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.26  $  1.15  $  1.07  $  0.88  $ 1.00
Accumulation unit value at end of period                                             $  1.24  $  1.26  $  1.15  $  1.07  $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)                4,676    5,505    5,961    4,649   1,153
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                                       $  1.19  $  1.00       --       --      --
Accumulation unit value at end of period                                             $  1.36  $  1.19       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)               15,321      622       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.14  $  1.10  $  1.01  $  0.80  $ 1.00
Accumulation unit value at end of period                                             $  1.30  $  1.14  $  1.10  $  1.01  $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)               13,132   14,184   11,269    6,544   1,889
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period                                       $  1.12  $  1.12  $  1.00       --      --
Accumulation unit value at end of period                                             $  1.28  $  1.12  $  1.12       --      --
Number of accumulation units outstanding at end of period (000 omitted)                1,490    1,493      840       --      --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.05  $  1.04  $  1.05  $  1.04  $ 1.00
Accumulation unit value at end of period                                             $  1.08  $  1.05  $  1.04  $  1.05  $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)               16,153   18,707   17,403   14,902   6,107
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.52  $  1.46  $  1.25  $  0.85  $ 1.00
Accumulation unit value at end of period                                             $  1.68  $  1.52  $  1.46  $  1.25  $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                4,827    5,744    5,617    2,920     900
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.50  $  1.43  $  1.21  $  0.88  $ 1.00
Accumulation unit value at end of period                                             $  1.79  $  1.50  $  1.43  $  1.21  $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)               19,283   20,683   11,379    7,181   3,316
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (2/4/2004)
Accumulation unit value at beginning of period                                       $  1.18  $  1.15  $  1.00       --      --
Accumulation unit value at end of period                                             $  1.36  $  1.18  $  1.15       --      --
Number of accumulation units outstanding at end of period (000 omitted)               60,771   53,896   12,916       --      --
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --      --
Accumulation unit value at end of period                                             $  1.22       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)                8,886       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                       $  1.00       --       --       --      --
Accumulation unit value at end of period                                             $  0.99       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)                6,372       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.99  $  1.66  $  1.28  $  0.87  $ 1.00
Accumulation unit value at end of period                                             $  2.71  $  1.99  $  1.66  $  1.28  $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)               21,367   19,260    9,273    4,376   1,523
-------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (2/13/2002)
Accumulation unit value at beginning of period                                       $  1.56  $  1.41  $  1.21  $  0.85  $ 1.00
Accumulation unit value at end of period                                             $  1.66  $  1.56  $  1.41  $  1.21  $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)               42,372   41,455   26,304   13,657   3,732
-------------------------------------------------------------------------------------------------------------------------------



108 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                         2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (2/13/2002)
Accumulation unit value at beginning of period             $ 1.26  $ 1.18  $ 1.01  $ 0.75  $ 1.00
Accumulation unit value at end of period                   $ 1.40  $ 1.26  $ 1.18  $ 1.01  $ 0.75
Number of accumulation units outstanding at end of
period (000 omitted)                                        6,324   7,621   6,990   5,557   2,340
-------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH
FUND (2/13/2002)
Accumulation unit value at beginning of period             $ 1.11  $ 1.06  $ 0.94  $ 0.67  $ 1.00
Accumulation unit value at end of period                   $ 1.35  $ 1.11  $ 1.06  $ 0.94  $ 0.67
Number of accumulation units outstanding at end of
period (000 omitted)                                        2,943   2,596   2,735   1,772     662
-------------------------------------------------------------------------------------------------



109 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                          2006     2005     2004    2003    2002
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II
SHARES (2/13/2002)
Accumulation unit value at beginning of period             $  1.12  $  1.04  $  0.99  $ 0.78  $ 1.00
Accumulation unit value at end of period                   $  1.17  $  1.12  $  1.04  $ 0.99  $ 0.78
Number of accumulation units outstanding at end of
period (000 omitted)                                        10,002   11,202    2,736     978     447
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II
SHARES (2/13/2002)
Accumulation unit value at beginning of period             $  1.32  $  1.22  $  1.07  $ 0.80  $ 1.00
Accumulation unit value at end of period                   $  1.51  $  1.32  $  1.22  $ 1.07  $ 0.80
Number of accumulation units outstanding at end of
period (000 omitted)                                         2,051    1,835    1,591     774     463
----------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I
SHARES (2/13/2002)
Accumulation unit value at beginning of period             $  1.25  $  1.19  $  1.11  $ 0.87  $ 1.00
Accumulation unit value at end of period                   $  1.43  $  1.25  $  1.19  $ 1.11  $ 0.87
Number of accumulation units outstanding at end of
period (000 omitted)                                           904      832      915     731     446
----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II
SHARES (5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --      --      --
Accumulation unit value at end of period                   $  1.02       --       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         2,466       --       --      --      --
----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II
SHARES (11/1/2005)
Accumulation unit value at beginning of period             $  1.09  $  1.00       --      --      --
Accumulation unit value at end of period                   $  1.38  $  1.09       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           267        5       --      --      --
----------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (2/13/2002)
Accumulation unit value at beginning of period             $  0.84  $  0.83  $  0.80  $ 0.56  $ 1.00
Accumulation unit value at end of period                   $  0.92  $  0.84  $  0.83  $ 0.80  $ 0.56
Number of accumulation units outstanding at end of
period (000 omitted)                                         1,896    2,168      923     573     157
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO
(CLASS B) (11/1/2005)
Accumulation unit value at beginning of period             $  1.06  $  1.00       --      --      --
Accumulation unit value at end of period                   $  1.13  $  1.06       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           846      148       --      --      --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
(CLASS B) (2/13/2002)
Accumulation unit value at beginning of period             $  1.20  $  1.16  $  1.05  $ 0.81  $ 1.00
Accumulation unit value at end of period                   $  1.38  $  1.20  $  1.16  $ 1.05  $ 0.81
Number of accumulation units outstanding at end of
period (000 omitted)                                        12,504   14,313   11,547   7,339   4,072
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(CLASS B) (2/13/2002)
Accumulation unit value at beginning of period             $  1.92  $  1.67  $  1.35  $ 0.95  $ 1.00
Accumulation unit value at end of period                   $  2.57  $  1.92  $  1.67  $ 1.35  $ 0.95
Number of accumulation units outstanding at end of
period (000 omitted)                                        19,979   16,470    7,898   3,918   1,371
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (2/13/2002)
Accumulation unit value at beginning of period             $  1.32  $  1.18  $  1.04  $ 0.85  $ 1.00
Accumulation unit value at end of period                   $  1.63  $  1.32  $  1.18  $ 1.04  $ 0.85
Number of accumulation units outstanding at end of
period (000 omitted)                                         4,188    3,768    2,448   1,128     448
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period             $  1.04  $  1.00       --      --      --
Accumulation unit value at end of period                   $  0.99  $  1.04       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         6,545    1,015       --      --      --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (2/13/2002)
Accumulation unit value at beginning of period             $  1.32  $  1.27  $  1.13  $ 0.89  $ 1.00
Accumulation unit value at end of period                   $  1.54  $  1.32  $  1.27  $ 1.13  $ 0.89
Number of accumulation units outstanding at end of
period (000 omitted)                                        15,592   16,716   10,779   5,922   2,396
----------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED
PORTFOLIO (2/13/2002)
Accumulation unit value at beginning of period             $  1.16  $  1.11  $  1.04  $ 0.88  $ 1.00
Accumulation unit value at end of period                   $  1.24  $  1.16  $  1.11  $ 1.04  $ 0.88
Number of accumulation units outstanding at end of
period (000 omitted)                                         2,144    2,283    1,690     769     208
----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B
(4/28/2006)
Accumulation unit value at beginning of period             $  1.00       --       --      --      --
Accumulation unit value at end of period                   $  1.07       --       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         9,164       --       --      --      --
----------------------------------------------------------------------------------------------------



110 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                          2006     2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES,
CLASS A (5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --       --      --
Accumulation unit value at end of period                   $  1.02       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        10,663       --       --       --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND,
VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --       --      --
Accumulation unit value at end of period                   $  1.06       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         5,251       --       --       --      --
-----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY
PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --       --      --
Accumulation unit value at end of period                   $  0.97       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         4,962       --       --       --      --
-----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --       --      --
Accumulation unit value at end of period                   $  1.03       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        12,200       --       --       --      --
-----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND -
CLASS 2 (2/4/2004)
Accumulation unit value at beginning of period             $  1.31  $  1.14  $  1.00       --      --
Accumulation unit value at end of period                   $  1.59  $  1.31  $  1.14       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         4,047    3,150      728       --      --
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE
CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period             $  1.00       --       --       --      --
Accumulation unit value at end of period                   $  1.03       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        20,348       --       --       --      --
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE
CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period             $  1.15  $  1.09  $  1.04  $  0.85  $ 1.00
Accumulation unit value at end of period                   $  1.28  $  1.15  $  1.09  $  1.04  $ 0.85
Number of accumulation units outstanding at end of
period (000 omitted)                                        16,152   18,132   18,010   11,020   3,508
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2
(2/13/2002)
Accumulation unit value at beginning of period             $  1.76  $  1.51  $  1.23  $  0.90  $ 1.00
Accumulation unit value at end of period                   $  1.95  $  1.76  $  1.51  $  1.23  $ 0.90
Number of accumulation units outstanding at end of
period (000 omitted)                                        32,335   28,423   18,934    9,886   3,541
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
(2/13/2002)
Accumulation unit value at beginning of period             $  1.53  $  1.31  $  1.17  $  0.83  $ 1.00
Accumulation unit value at end of period                   $  1.79  $  1.53  $  1.31  $  1.17  $ 0.83
Number of accumulation units outstanding at end of
period (000 omitted)                                         7,436    6,520    5,276    2,292     610
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND -
CLASS 2 (2/13/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND -
CLASS 2)
Accumulation unit value at beginning of period             $  1.97  $  1.76  $  1.35  $  1.01  $ 1.00
Accumulation unit value at end of period                   $  2.35  $  1.97  $  1.76  $  1.35  $ 1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                        13,498   15,139   12,119    6,601   2,989
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND -
CLASS 2 (2/13/2002)
Accumulation unit value at beginning of period             $  1.57  $  1.46  $  1.20  $  0.92  $ 1.00
Accumulation unit value at end of period                   $  1.82  $  1.57  $  1.46  $  1.20  $ 0.92
Number of accumulation units outstanding at end of
period (000 omitted)                                         8,954    8,682    5,338    3,257   1,610
-----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2
(2/13/2002)
Accumulation unit value at beginning of period             $  1.34  $  1.22  $  1.10  $  0.89  $ 1.00
Accumulation unit value at end of period                   $  1.56  $  1.34  $  1.22  $  1.10  $ 0.89
Number of accumulation units outstanding at end of
period (000 omitted)                                        13,922   11,400    7,311    3,856   1,418
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL
SHARES (2/13/2002)
Accumulation unit value at beginning of period             $  1.68  $  1.50  $  1.21  $  0.95  $ 1.00
Accumulation unit value at end of period                   $  1.92  $  1.68  $  1.50  $  1.21  $ 0.95
Number of accumulation units outstanding at end of
period (000 omitted)                                        19,762   20,011   10,047    5,836   2,777
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND -
INSTITUTIONAL SHARES (2/13/2002)
Accumulation unit value at beginning of period             $  1.23  $  1.17  $  1.03  $  0.80  $ 1.00
Accumulation unit value at end of period                   $  1.37  $  1.23  $  1.17  $  1.03  $ 0.80
Number of accumulation units outstanding at end of
period (000 omitted)                                        15,324   16,269    6,220    2,770   1,483
-----------------------------------------------------------------------------------------------------



111 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                               2006     2005     2004    2003    2002
-------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.45  $  1.33  $  1.17  $ 0.92  $ 1.00
Accumulation unit value at end of period                                        $  1.75  $  1.45  $  1.33  $ 1.17  $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)           4,513    4,983    4,090   2,091     566
-------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (11/1/2005)
Accumulation unit value at beginning of period                                  $  1.05  $  1.00       --      --      --
Accumulation unit value at end of period                                        $  1.17  $  1.05       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)              39        5       --      --      --
* LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II MERGED INTO LEGG MASON PARTNERS VARIABLE SMALL CAP
GROWTH PORTFOLIO CLASS I ON APRIL 27, 2007.
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.02  $  0.99  $  0.92  $ 0.76  $ 1.00
Accumulation unit value at end of period                                        $  1.08  $  1.02  $  0.99  $ 0.92  $ 0.76
Number of accumulation units outstanding at end of period (000 omitted)           4,033    4,710    3,047   2,246     712
-------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.04  $  1.00  $  0.95  $ 0.72  $ 1.00
Accumulation unit value at end of period                                        $  1.16  $  1.04  $  1.00  $ 0.95  $ 0.72
Number of accumulation units outstanding at end of period (000 omitted)           3,472    4,247    4,567   3,912   1,784
-------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (2/4/2004)
Accumulation unit value at beginning of period                                  $  1.10  $  1.09  $  1.00      --      --
Accumulation unit value at end of period                                        $  1.22  $  1.10  $  1.09      --      --
Number of accumulation units outstanding at end of period (000 omitted)           9,805    8,946    3,545      --      --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.68  $  1.46  $  1.14  $ 0.85  $ 1.00
Accumulation unit value at end of period                                        $  2.18  $  1.68  $  1.46  $ 1.14  $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)           6,302    5,189    2,575   1,371     431
-------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S)
(5/1/2006)
Accumulation unit value at beginning of period                                  $  1.00       --       --      --      --
Accumulation unit value at end of period                                        $  1.04       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)           4,471       --       --      --      --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                  $  1.30  $  1.15  $  1.00      --      --
Accumulation unit value at end of period                                        $  1.50  $  1.30  $  1.15      --      --
Number of accumulation units outstanding at end of period (000 omitted)           8,796    5,927    2,391      --      --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                  $  1.24  $  1.15  $  1.00      --      --
Accumulation unit value at end of period                                        $  1.41  $  1.24  $  1.15      --      --
Number of accumulation units outstanding at end of period (000 omitted)           5,725    3,700    1,477      --      --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (2/4/2004)
Accumulation unit value at beginning of period                                  $  1.08  $  1.06  $  1.00      --      --
Accumulation unit value at end of period                                        $  1.14  $  1.08  $  1.06      --      --
Number of accumulation units outstanding at end of period (000 omitted)          46,387   23,303    4,223      --      --
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                  $  1.00       --       --      --      --
Accumulation unit value at end of period                                        $  1.04       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          14,860       --       --      --      --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.11  $  1.00  $  0.94  $ 0.80  $ 1.00
Accumulation unit value at end of period                                        $  1.13  $  1.11  $  1.00  $ 0.94  $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)           2,416    2,388    1,649   1,108     583
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.39  $  1.25  $  1.09  $ 0.86  $ 1.00
Accumulation unit value at end of period                                        $  1.75  $  1.39  $  1.25  $ 1.09  $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)           2,660    3,019    2,995   2,797   1,392
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.24  $  1.12  $  0.96  $ 0.73  $ 1.00
Accumulation unit value at end of period                                        $  1.30  $  1.24  $  1.12  $ 0.96  $ 0.73
Number of accumulation units outstanding at end of period (000 omitted)             706      598      413     417     192
-------------------------------------------------------------------------------------------------------------------------



112 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                               2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.18  $  1.15  $  1.07  $  0.90  $  1.00
Accumulation unit value at end of period                                        $  1.34  $  1.18  $  1.15  $  1.07  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)           3,764    3,085    2,273    1,117      462
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.00  $  0.99  $  0.99  $  1.00  $  1.00
Accumulation unit value at end of period                                        $  1.03  $  1.00  $  0.99  $  0.99  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)          33,401   18,979   15,014   12,047   12,148

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE
3.27% AND 3.33%, RESPECTIVELY.
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (2/4/2004)
Accumulation unit value at beginning of period                                  $  1.02  $  1.02  $  1.00       --       --
Accumulation unit value at end of period                                        $  1.05  $  1.02  $  1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)           4,585    3,473    1,734       --       --
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.12  $  1.11  $  1.07  $  1.04  $  1.00
Accumulation unit value at end of period                                        $  1.15  $  1.12  $  1.11  $  1.07  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)          60,502   37,023   19,654   12,452    5,971
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.51  $  1.35  $  1.15  $  0.83  $  1.00
Accumulation unit value at end of period                                        $  1.79  $  1.51  $  1.35  $  1.15  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)          50,646   33,232   17,932    5,976    2,058
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  2.02  $  1.53  $  1.25  $  0.90  $  1.00
Accumulation unit value at end of period                                        $  2.68  $  2.02  $  1.53  $  1.25  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)           5,716    4,677    1,199      318      121
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                  $  1.00       --       --       --       --
Accumulation unit value at end of period                                        $  1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          10,682       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.30  $  1.38  $  1.27  $  1.14  $  1.00
Accumulation unit value at end of period                                        $  1.37  $  1.30  $  1.38  $  1.27  $  1.14
Number of accumulation units outstanding at end of period (000 omitted)          19,781   15,541    8,857    4,839    1,529
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
(9/13/2004)
Accumulation unit value at beginning of period                                  $  1.04  $  1.03  $  1.00       --       --
Accumulation unit value at end of period                                        $  1.04  $  1.04  $  1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)          20,730   13,014      516       --       --
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.05  $  0.98  $  0.92  $  0.76  $  1.00
Accumulation unit value at end of period                                        $  1.16  $  1.05  $  0.98  $  0.92  $  0.76
Number of accumulation units outstanding at end of period (000 omitted)          13,741   13,519    4,079    2,868      392
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.31  $  1.27  $  1.15  $  0.93  $  1.00
Accumulation unit value at end of period                                        $  1.43  $  1.31  $  1.27  $  1.15  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)          25,271   27,474   25,456   15,576    4,269
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (9/13/2004)
Accumulation unit value at beginning of period                                  $  1.06  $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                        $  1.13  $  1.06  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)          13,255    4,187      271       --       --
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.41  $  1.25  $  1.08  $  0.85  $  1.00
Accumulation unit value at end of period                                        $  1.73  $  1.41  $  1.25  $  1.08  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)           3,800    3,647    2,172      496      105
---------------------------------------------------------------------------------------------------------------------------



113 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                               2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.13  $  1.08  $  1.03  $  0.81  $  1.00
Accumulation unit value at end of period                                        $  1.29  $  1.13  $  1.08  $  1.03  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)          12,875   11,604    2,482      744       96
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period                                  $  1.13  $  1.09  $  1.00       --       --
Accumulation unit value at end of period                                        $  1.33  $  1.13  $  1.09       --       --
Number of accumulation units outstanding at end of period (000 omitted)             734      632      499       --       --
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.25  $  1.15  $  1.06  $  0.88  $  1.00
Accumulation unit value at end of period                                        $  1.23  $  1.25  $  1.15  $  1.06  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)           2,741    2,961    3,400    2,602      889
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                                  $  1.19  $  1.00       --       --       --
Accumulation unit value at end of period                                        $  1.35  $  1.19       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)           7,878      393       --       --       --
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.13  $  1.10  $  1.01  $  0.80  $  1.00
Accumulation unit value at end of period                                        $  1.29  $  1.13  $  1.10  $  1.01  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)           9,874   10,825    9,241    5,428    1,648
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (2/4/2004)
Accumulation unit value at beginning of period                                  $  1.11  $  1.12  $  1.00       --       --
Accumulation unit value at end of period                                        $  1.27  $  1.11  $  1.12       --       --
Number of accumulation units outstanding at end of period (000 omitted)           1,141    1,193      732       --       --
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(2/13/2002)
Accumulation unit value at beginning of period                                  $  1.04  $  1.04  $  1.04  $  1.04  $  1.00
Accumulation unit value at end of period                                        $  1.07  $  1.04  $  1.04  $  1.04  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)          15,464   16,802   16,700   13,079    7,646
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.51  $  1.45  $  1.24  $  0.85  $  1.00
Accumulation unit value at end of period                                        $  1.66  $  1.51  $  1.45  $  1.24  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)           3,358    3,917    3,802    2,139      516
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.49  $  1.42  $  1.20  $  0.88  $  1.00
Accumulation unit value at end of period                                        $  1.77  $  1.49  $  1.42  $  1.20  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)          10,437   11,559    7,783    5,093    2,665
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(2/4/2004)
Accumulation unit value at beginning of period                                  $  1.18  $  1.15  $  1.00       --       --
Accumulation unit value at end of period                                        $  1.35  $  1.18  $  1.15       --       --
Number of accumulation units outstanding at end of period (000 omitted)          32,887   26,831    6,418       --       --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                  $  1.00       --       --       --       --
Accumulation unit value at end of period                                        $  1.22       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)           4,670       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                  $  1.00       --       --       --       --
Accumulation unit value at end of period                                        $  0.99       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)           3,111       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.98  $  1.65  $  1.28  $  0.87  $  1.00
Accumulation unit value at end of period                                        $  2.68  $  1.98  $  1.65  $  1.28  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)          12,918   11,470    5,817    2,667    1,055
---------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (2/13/2002)
Accumulation unit value at beginning of period                                  $  1.54  $  1.40  $  1.20  $  0.85  $  1.00
Accumulation unit value at end of period                                        $  1.64  $  1.54  $  1.40  $  1.20  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)          23,503   23,080   15,408    8,442    3,131
---------------------------------------------------------------------------------------------------------------------------



114 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT
    PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (2/13/2002)
Accumulation unit value at beginning of period                           $ 1.25  $ 1.18  $ 1.01  $ 0.75  $ 1.00
Accumulation unit value at end of period                                 $ 1.39  $ 1.25  $ 1.18  $ 1.01  $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)   3,081   3,829   3,698   3,344   1,985
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (2/13/2002)
Accumulation unit value at beginning of period                           $ 1.10  $ 1.05  $ 0.94  $ 0.67  $ 1.00
Accumulation unit value at end of period                                 $ 1.34  $ 1.10  $ 1.05  $ 0.94  $ 0.67
Number of accumulation units outstanding at end of period (000 omitted)   1,527   1,557   1,643   1,441     387
---------------------------------------------------------------------------------------------------------------



115 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts                                                 p. 3
Rating Agencies                                                             p. 4
Revenues Received During Calendar Year 2006                                 p. 4
Principal Underwriter                                                       p. 5
Independent Registered Public Accounting Firm                               p. 5
Financial Statements



116 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

RIVERSOURCE [LOGO] (SM)
        ANNUITIES

RiverSource Life Insurance Company

70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

RiverSource Distributors, Inc. (Distributor), Member NASD. Insurance and annuity products are issued by
     RiverSource Life Insurance Company. Both companies are affiliated with
                       Ameriprise Financial Services, Inc

            (c) 2007 Ameriprise Financial, Inc. All rights reserved.

S-6273 K (5/07)

PROSPECTUS


MAY 1, 2007


RIVERSOURCE


RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY: RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

           70100 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919
           ameriprise.com/variableannuities


           RIVERSOURCE VARIABLE ACCOUNT 10/RIVERSOURCE ACCOUNT MGA

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.


Prospectuses are also available for:


o     AIM Variable Insurance Funds                                o     Janus Aspen Series: Service Shares
o     AllianceBernstein Variable Products Series Fund, Inc.       o     Legg Mason Variable Portfolios I, Inc.
o     American Century Variable Portfolios, Inc                   o     MFS(R) Variable Insurance Trust(SM)
o     Columbia Funds Variable Insurance Trust                     o     Neuberger Berman Advisers Management Trust
o     Credit Suisse Trust                                         o     Oppenheimer Variable Account Funds - Service Shares
o     Dreyfus Variable Investment Fund                            o     PIMCO Variable Investment Trust (VIT)
o     Eaton Vance Variable Trust                                  o     RiverSource(R) Variable Portfolio Funds
o     Evergreen Variable Annuity Trust                            o     The Universal Institutional Funds, Inc.
o     Fidelity(R) Variable Insurance Products - Service Class 2         Van Kampen Life Investment Trust
o     Franklin(R) Templeton(R) Variable Insurance                 o     Wanger Advisors Trust
      Products Trust (FTVIPT) - Class 2                           o     Wells Fargo Variable Trust
o     Goldman Sachs Variable Insurance Trust (VIT)


Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 1

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses.


RiverSource Life offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your sales representative about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).


TABLE OF CONTENTS


KEY TERMS ..............................................................     3
THE CONTRACT IN BRIEF ..................................................     5
EXPENSE SUMMARY ........................................................     7
CONDENSED FINANCIAL INFORMATION ........................................    13
FINANCIAL STATEMENTS ...................................................    13
THE VARIABLE ACCOUNT AND THE FUNDS .....................................    14
GUARANTEE PERIOD ACCOUNTS (GPAs) .......................................    17
THE FIXED ACCOUNT ......................................................    19
BUYING YOUR CONTRACT ...................................................    20
CHARGES ................................................................    23
VALUING YOUR INVESTMENT ................................................    30
MAKING THE MOST OF YOUR CONTRACT .......................................    32
SURRENDERS .............................................................    42
TSA -- SPECIAL PROVISIONS ..............................................    43
CHANGING OWNERSHIP .....................................................    43
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT ....................    44
OPTIONAL BENEFITS ......................................................    45
THE ANNUITY PAYOUT PERIOD ..............................................    62
TAXES ..................................................................    64
VOTING RIGHTS ..........................................................    66
SUBSTITUTION OF INVESTMENTS ............................................    67
ABOUT THE SERVICE PROVIDERS ............................................    67
ADDITIONAL INFORMATION .................................................    69
APPENDIX A: THE FUNDS ..................................................    70
APPENDIX B: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA) ...................    81
APPENDIX C: EXAMPLE -- SURRENDER CHARGES ...............................    83
APPENDIX D: EXAMPLE -- OPTIONAL DEATH BENEFITS .........................    87
APPENDIX E: EXAMPLE -- OPTIONAL LIVING BENEFITS ........................    91
APPENDIX F: EXAMPLE -- RMD CALCULATION. ................................    94
APPENDIX G: CONDENSED FINANCIAL INFORMATION (UNAUDITED) ................    95
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ...........   125


CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.



2 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
  RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

o current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

o current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

o individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER (GWB FOR LIFE(SM)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, you have the right to take a specified amount of partial withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Asset Allocation Program. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders. This rider is not available for RAVA 4 Access.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 3

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.


OWNER (YOU, YOUR): A natural person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional GWB for Life rider. If you do not select the Accumulation Benefit rider or the GWB for Life rider, you may elect to participate in the PN program at no additional charge.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o     Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o     Roth IRAs under Section 408A of the Code

o     SIMPLE IRAs under Section 408(p) of the Code

o     Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
      Code

o     Custodial and investment only plans under Section 401(a) of the Code

o     Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.


RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, ROPP, Accumulation Benefit, and/or GWB for Life. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
  RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. Your sales representative can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

o "Tax Free" Exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for
      Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

o Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

o Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 64)

o Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

o How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 4 Advantage and RAVA 4 Select contracts have surrender charges. RAVA 4 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fees than RAVA 4 Advantage and RAVA 4 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (p. 26) Does the contract meet your current and anticipated future needs for liquidity?

o If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?

o The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (p. 23)

o How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (p. 64)

o Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

o Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 37)



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 5

Your sales representative will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 22)

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. GPAs and regular fixed account transfers are subject to special restrictions. (p. 37)


SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 42)


BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 44)


OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a PN model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (p. 45)


ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 62)



6 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
  RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA 4 ADVANTAGE:

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*


            SEVEN-YEAR SCHEDULE                          TEN-YEAR SCHEDULE*

  NUMBER OF COMPLETED                          NUMBER OF COMPLETED
YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
   PURCHASE PAYMENT          PERCENTAGE         PURCHASE PAYMENT          PERCENTAGE
          0                      7%                    0                      8%
          1                      7                     1                      8
          2                      7                     2                      8
          3                      6                     3                      7
          4                      5                     4                      7
          5                      4                     5                      6
          6                      2                     6                      5
          7+                     0                     7                      4
                                                       8                      3
                                                       9                      2
                                                       10+                    0

*     In Alaska, Arizona, Connecticut, Georgia, Hawaii, Illinois, Iowa,
      Minnesota, Mississippi, Montana, North Carolina, Oregon, Utah and
      Washington, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, surrender charges are waived after the tenth contract anniversary.


SURRENDER CHARGE FOR RAVA 4 SELECT (EXCEPT TEXAS):

(Contingent deferred sales load as a percentage of purchase payment surrendered)

                         YEARS FROM          SURRENDER CHARGE
                        CONTRACT DATE           PERCENTAGE
                          1                         7%
                          2                         7
                          3                         7
                          Thereafter                0

SURRENDER CHARGE FOR RAVA 4 SELECT IN TEXAS:

(Contingent deferred sales load as a percentage of purchase payment surrendered)

                     NUMBER OF COMPLETED
                   YEARS FROM DATE OF EACH   SURRENDER CHARGE
                       PURCHASE PAYMENT         PERCENTAGE
                          0                         8%
                          1                         7
                          2                         6
                          Thereafter                0

There are no surrender charges after the third contract anniversary.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 7

SURRENDER CHARGE FOR RAVA 4 ACCESS:                                         0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                Maximum: $50*   Current: $30

(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

OPTIONAL RIDER FEES

OPTIONAL DEATH BENEFITS

(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)

ROPP RIDER FEE                                 Maximum: 0.30%   Current: 0.20%
MAV RIDER FEE                                  Maximum: 0.35%   Current: 0.25%
5-YEAR MAV RIDER FEE                           Maximum: 0.20%   Current: 0.10%
EEB RIDER FEE                                  Maximum: 0.40%   Current: 0.30%
EEP RIDER FEE                                  Maximum: 0.50%   Current: 0.40%

OPTIONAL LIVING BENEFITS

ACCUMULATION BENEFIT RIDER FEE                 Maximum: 2.50%   Current: 0.60%

(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. The fee applies only if you elect the optional rider.)


GWB FOR LIFE RIDER FEE                         Maximum: 1.50%   Current: 0.65%


(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)


ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE:   RAVA 4 ADVANTAGE   RAVA 4 SELECT   RAVA 4 ACCESS
FOR NONQUALIFIED ANNUITIES             1.05%             1.30%           1.45%
FOR QUALIFIED ANNUITIES                 .85%             1.10%           1.25%



8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
  RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                  MINIMUM   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements    0.51%     2.89%

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable
      Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                        GROSS TOTAL
                                                                                        MANAGEMENT   12b-1    OTHER       ANNUAL
                                                                                           FEES       FEES   EXPENSES    EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                                       0.61%     0.25%   0.30%**    1.16%(1)
AIM V.I. Capital Development Fund, Series II Shares                                        0.75      0.25    0.35**     1.35(1),(2)
AIM V.I. Financial Services Fund, Series II Shares                                         0.75      0.25    0.38**     1.38(1)
AIM V.I. Global Health Care Fund, Series II Shares                                         0.75      0.25    0.36**     1.36(1)
AIM V.I. International Growth Fund, Series II Shares                                       0.72      0.25    0.39**     1.36(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                                0.75      0.25    0.18       1.18
AllianceBernstein VPS Growth and Income Portfolio (Class B)                                0.55      0.25    0.06       0.86
AllianceBernstein VPS International Value Portfolio (Class B)                              0.75      0.25    0.10       1.10
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)                                 0.75      0.25    0.08       1.08
American Century VP Mid Cap Value, Class II                                                0.90      0.25      --       1.15
American Century VP Ultra(R), Class II                                                     0.90      0.25      --       1.15
American Century VP Value, Class II                                                        0.83      0.25      --       1.08
Columbia High Yield Fund, Variable Series, Class B                                         0.55      0.25    0.32       1.12(3)
Columbia Marsico Growth Fund, Variable Series, Class A                                     0.74        --    0.27       1.01(3)
Columbia Marsico International Opportunities Fund, Variable Series, Class B                0.80      0.25    0.32       1.37(3)
Credit Suisse Trust - Commodity Return Strategy Portfolio                                  0.50      0.25    0.51       1.26(4)
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares            0.75      0.25    0.28       1.28
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares             1.00      0.25    0.19       1.44(5)
Eaton Vance VT Floating-Rate Income Fund                                                   0.57      0.25    0.37       1.19
Evergreen VA Fundamental Large Cap Fund - Class 2                                          0.57      0.25    0.18**     1.00
Evergreen VA International Equity Fund - Class 2                                           0.40      0.25    0.28**     0.93
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                    0.57      0.25    0.09       0.91
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                          0.57      0.25    0.11       0.93
Fidelity(R) VIP Overseas Portfolio Service Class 2                                         0.72      0.25    0.16       1.13
FTVIPT Franklin Global Real Estate Securities Fund - Class 2                               0.47      0.25    0.03       0.75(6)
(previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                  0.51      0.25    0.20**     0.96(7)
FTVIPT Mutual Shares Securities Fund - Class 2                                             0.60      0.25    0.21       1.06



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                    GROSS TOTAL
                                                                                    MANAGEMENT  12b-1   OTHER          ANNUAL
                                                                                       FEES      FEES  EXPENSES       EXPENSES
Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares                   0.65%      --%  0.07%     0.72%(8)
Janus Aspen Series Large Cap Growth Portfolio: Service Shares                          0.64     0.25   0.05**    0.94
Legg Mason Partners Variable Small Cap Growth Portfolio, Class I                       0.75       --   0.21**    0.96
MFS(R) Investors Growth Stock Series - Service Class                                   0.75     0.25   0.12      1.12
MFS(R) Total Return Series - Service Class                                             0.75     0.25   0.10      1.10(9)
MFS(R) Utilities Series - Service Class                                                0.75     0.25   0.11      1.11
Neuberger Berman Advisers Management Trust International Portfolio (Class S)           1.15     0.25   0.27      1.67(10)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)     0.85     0.25   0.09      1.19(11)
Oppenheimer Global Securities Fund/VA, Service Shares                                  0.62     0.25   0.04**    0.91(12)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                              0.72     0.25   0.03**    1.00(12)
Oppenheimer Strategic Bond Fund/VA, Service Shares                                     0.62     0.25   0.02**    0.89(12)
Oppenheimer Value Fund/VA, Service Shares                                              0.75     0.24   1.90**    2.89(12)
PIMCO VIT All Asset Portfolio, Advisor Share Class                                     0.18     0.25   0.86**    1.29
RiverSource(R) Variable Portfolio - Balanced Fund                                      0.56     0.13   0.15**    0.84(13),(14)
RiverSource(R) Variable Portfolio - Cash Management Fund                               0.33     0.13   0.14      0.60(13)
RiverSource(R) Variable Portfolio - Core Bond Fund                                     0.48     0.13   0.32**    0.93(13),(15)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                              0.46     0.13   0.15**    0.74(13)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                     0.64     0.13   0.14**    0.91(13),(14)
RiverSource(R) Variable Portfolio - Emerging Markets Fund                              1.13     0.13   0.25**    1.51(13),(14)
RiverSource(R) Variable Portfolio - Fundamental Value Fund                             0.72     0.13   0.17**    1.02(13),(14),(15)
RiverSource(R) Variable Portfolio - Global Bond Fund                                   0.70     0.13   0.17**    1.00(13)
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund         0.44     0.13   0.15**    0.72(13),(15)
RiverSource(R) Variable Portfolio - Growth Fund                                        0.71     0.13   0.17**    1.01(13),(14)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                               0.59     0.13   0.16**    0.88(13)
RiverSource(R) Variable Portfolio - Income Opportunities Fund                          0.61     0.13   0.16**    0.90(13),(15)
RiverSource(R) Variable Portfolio - International Opportunity Fund                     0.76     0.13   0.19**    1.08(13),(14)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                              0.57     0.13   0.13**    0.83(13),(14)
RiverSource(R) Variable Portfolio - Large Cap Value Fund                               0.60     0.13   0.50**    1.23(13),(15)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                                0.60     0.13   0.15**    0.88(13),(14),(15)
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                                 0.72     0.13   0.22**    1.07(13),(14),(15)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                                 0.22     0.13   0.16**    0.51(13),(15)
RiverSource(R) Variable Portfolio - Select Value Fund                                  0.72     0.13   0.37**    1.22(13),(14),(15)
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund                0.48     0.13   0.16**    0.77(13)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                           0.72     0.13   0.23**    1.08(13),(14)
RiverSource(R) Variable Portfolio - Small Cap Value Fund                               1.00     0.13   0.19**    1.32(13),(14),(15)
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares                   0.56     0.25   0.03      0.84
Van Kampen UIF Global Real Estate Portfolio, Class II Shares                           0.85     0.35   0.66      1.86(16)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                               0.75     0.35   0.31      1.41(16)
Wanger International Small Cap                                                         0.91       --   0.10      1.01
Wanger U.S. Smaller Companies                                                          0.90       --   0.05      0.95
Wells Fargo Advantage VT Opportunity Fund                                              0.73     0.25   0.20**    1.18(17)
Wells Fargo Advantage VT Small Cap Growth Fund                                         0.75     0.25   0.23**    1.23(17)


10 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS


 * The Funds provided the information on their expenses and we have not independently verified the information.

** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies
      (also referred to as acquired funds).

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.

(2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.34% for AIM V.I. Capital
      Development Fund, Series II Shares.

(3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series,
      Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

(4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.

(5) The Dreyfus Corporation has agreed, until Dec. 31, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses (subject to certain exclusions) do not exceed 1.40% for Dreyfus Variable Investment Fund International Value Portfolio, Service
      Shares.

(6) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning
      May 1, 2012, the full new investment management and administration fees will then be in effect.

(7) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange
      Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

(8) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
      Investment Adviser has voluntarily agreed to limit "Other expenses"
      (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.
      The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(9)   The Fund's management fee as set forth in its Investment Advisory
      Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. For the Fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the Fund's
      Board of Trustees.

(10) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.

(11)  Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec.
      31, 2010, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.

(12) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional
      Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.

(13) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(14) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R)
      Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R)
      Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R)
      Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R)
      Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
      RiverSource(R) Variable Portfolio - Diversified Equity Income Fund,
      0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund,
      0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for
      RiverSource(R) Variable Portfolio - International Opportunity Fund,
      0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund,
      0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and
      0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(15) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec.
      31, 2007, unless sooner terminated at the discretion of the Fund's
      Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.83% for RiverSource(R) Variable Portfolio - Core Bond
      Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value
      Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation
      Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio
      -Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio
      - Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio -
      Mid Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid
      Cap Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500
      Index Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value
      Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value
      Fund.

(16) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate
      Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth
      Portfolio, Class II Shares.

(17) The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT
      Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth
      Fund.




RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 11

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV, EEP and Accumulation Benefit(2), if available. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                           AT THE END OF THE APPLICABLE TIME PERIOD:     AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                     1 YEAR      3 YEARS     5 YEARS    10 YEARS    1 YEAR    3 YEARS     5 YEARS    10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge
  schedule(3)                           $1,538.82   $2,963.95   $4,221.82   $6,842.71   $738.82  $2,163.95   $3,521.82   $6,642.71
RAVA 4 ADVANTAGE
With a seven-year surrender charge
  schedule                               1,438.82    2,863.95    4,021.82    6,642.71    738.82   2,163.95    3,521.82    6,642.71
RAVA 4 SELECT                            1,465.57    2,936.26    3,629.88    6,802.68    765.57   2,236.26    3,629.88    6,802.68
RAVA 4 SELECT - TEXAS                    1,565.57    2,836.26    3,629.88    6,802.68    765.57   2,236.26    3,629.88    6,802.68
RAVA 4 ACCESS                              525.11    1,571.37    2,612.39    5,192.14    525.11   1,571.37    2,612.39    5,192.14

                                                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                IF YOU SURRENDER YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                           AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                        1 YEAR      3 YEARS     5 YEARS    10 YEARS    1 YEAR    3 YEARS     5 YEARS    10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge
  schedule(3)                           $1,518.32   $2,908.26   $4,138.16   $6,717.05   $718.32  $2,108.26   $3,438.16   $6,517.05
RAVA 4 ADVANTAGE
With a seven-year surrender charge
  schedule                               1,418.32    2,808.26    3,938.16    6,517.05    718.32   2,108.26    3,438.16    6,517.05
RAVA 4 SELECT                            1,445.07    2,880.89    3,547.19    6,680.50    745.07   2,180.89    3,547.19    6,680.50
RAVA 4 SELECT - TEXAS                    1,545.07    2,780.89    3,547.19    6,680.50    745.07   2,180.89    3,547.19    6,680.50
RAVA 4 ACCESS                              504.61    1,513.13    2,520.71    5,035.63    504.61   1,513.13    2,520.71    5,035.63



12 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                IF YOU SURRENDER YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                           AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                     1 YEAR      3 YEARS     5 YEARS    10 YEARS    1 YEAR    3 YEARS     5 YEARS    10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge
  schedule(3)                           $  961.75   $1,301.83   $1,565.32   $2,087.23   $161.75  $  501.83   $  865.32   $1,887.23
RAVA 4 ADVANTAGE
With a seven-year surrender charge
  schedule                                 861.75    1,201.83    1,365.32    1,887.23    161.75     501.83      865.32    1,887.23
RAVA 4 SELECT                              888.50    1,283.29    1,003.06    2,172.39    188.50     583.29    1,003.06    2,172.39
RAVA 4 SELECT - TEXAS                      988.50    1,183.29    1,003.06    2,172.39    188.50     583.29    1,003.06    2,172.39
RAVA 4 ACCESS                              204.28      631.15    1,083.64    2,337.26    204.28     631.15    1,083.64    2,337.26

                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                          AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                        1 YEAR      3 YEARS     5 YEARS    10 YEARS    1 YEAR    3 YEARS     5 YEARS    10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge
  schedule(3)                           $  941.25   $1,239.12   $1,458.75   $1,863.72   $141.25  $  439.12   $  758.75   $1,663.72
RAVA 4 ADVANTAGE
With a seven-year surrender charge
  schedule                                 841.25    1,139.12    1,258.75    1,663.72    141.25     439.12      758.75    1,663.72
RAVA 4 SELECT                              868.00    1,220.91      897.65    1,954.53    168.00     520.91      897.65    1,954.53
RAVA 4 SELECT - TEXAS                      968.00    1,120.91      897.65    1,954.53    168.00     520.91      897.65    1,954.53
RAVA 4 ACCESS                              183.78      568.97      978.89    2,122.66    183.78     568.97      978.89    2,122.66

(1) In these examples, the contract administrative charge is approximated as a .018% charge for RAVA 4 Advantage, a .029% charge for RAVA 4 Select, a
      .029% for RAVA 4 Select - Texas, and .033% for RAVA 4 Access. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

(3)   In Alaska, Arizona, Connecticut, Georgia, Hawaii, Illinois, Iowa,
      Minnesota, Mississippi, Montana, North Carolina, Oregon, Utah and
      Washington, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.


CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix G.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 13

THE VARIABLE ACCOUNT AND THE FUNDS


THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives and policies, investment advisers and subadvisers, please see Appendix A.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.



14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

      Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

      The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:


      o Compensating, training and educating sales representatives who sell the contracts.

      o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to contract owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 15

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

GUARANTEE PERIOD ACCOUNTS (GPAs)

The GPAs may not be available for contracts in some states. GPAs are not available if the GWB for Life(SM), Accumulation Benefit, or PN program is selected.

Currently, unless the PN program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. (Exception: if a model portfolio includes one or more GPAs, the required minimum does not apply.) These accounts are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Minnesota Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.


We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:


o Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

o Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

o Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 17

MARKET VALUE ADJUSTMENT (MVA)

We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the regular fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.


We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including withdrawals under the GWB for Life rider, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.


The 30-day rule does not apply and no MVA will apply to:

o amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

o amounts surrendered from the GPA within 30 days prior to the end of the Guarantee Period;

o automatic rebalancing under any PN program model portfolio we offer which includes one or more GPAs. However, an MVA may apply if you transfer to a new PN program model portfolio;

o amounts applied to an annuity payout plan while a PN program model portfolio including one or more GPAs is in effect;

o reallocation of your contract value according to an updated PN program model portfolio;

o     amounts surrendered for fees and charges; and

o     amounts we pay as death claims.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

                 IF YOUR GPA RATE IS:                    THE MVA IS:
           Less than the new GPA rate + 0.10%             Negative
           Equal to the new GPA rate + 0.10%                Zero
           Greater than the new GPA rate + 0.10%          Positive

For an example, see Appendix B.


18 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

THE FIXED ACCOUNT

The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT

For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. For RAVA 4 Access contracts, you cannot allocate purchase payments to the regular fixed account unless it is included in the PN program model portfolio you selected. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. We reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)

THE SPECIAL DCA FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 19

BUYING YOUR CONTRACT


You can fill out an application and send it along with your initial purchase payment to our home office. You may buy RAVA 4 Advantage, RAVA 4 Select or RAVA 4 Access. Each contract has different mortality and expense risk fees. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and lower mortality and expense risk fees then RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.


When you apply, you may select among the following (if available in your state):

o GPAs(1), the regular fixed account(2), subaccounts and/or the Special DCA fixed account in which you want to invest;

o     how you want to make purchase payments;

o     a beneficiary;

o under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years)(3);

o     the optional PN program;

o     one of the following optional death benefits:

      o     ROPP Death Benefit(4);

      o     MAV Death Benefit(4);

      o     5-Year MAV Death Benefit(4);

      o     EEB Death Benefit(4);

      o     EEP Death Benefit(4); and

o under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:

      o     Accumulation Benefit rider(5); or


      o     GWB for Life rider(5).

(1) GPAs are not available if the GWB for Life or Accumulation Benefit riders are selected.


(2) For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in a PN program model portfolio you selected.

(3) In Alaska, Arizona, Connecticut, Georgia, Hawaii, Illinois, Iowa, Minnesota, Mississippi, Montana, North Carolina, Oregon, Utah and Washington, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary.

(4) You may select any one of the ROPP, MAV, 5-Year MAV, EEB or EEP riders or certain combinations thereof. You may select the MAV and either the EEB or the EEP. You may select the 5-Year MAV and either the EEB or the EEP. You cannot select both the EEB and EEP. You cannot select both the MAV and 5-Year MAV. The MAV, EEB, EEP and 5-Year MAV are only available if you are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.


(5) You may select either the Accumulation Benefit or the GWB for Life rider. The Accumulation Benefit and GWB for Life riders are only available if you are 80 or younger at the rider effective date.


The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the GPAs, to the regular fixed account and/or to the Special DCA fixed account (when available) in even 1% increments subject to the $1,000 required minimum investment for the GPAs. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts, purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account unless it is included in a PN program model portfolio you selected. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the GPAs, the regular fixed account, the Special DCA fixed account and/or subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


20 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary, if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

o     no earlier than the 60th day after the contract's effective date; and

o no later than your 90th birthday or the tenth contract anniversary, if purchased after age 80.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when you reach age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as your 90th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS*

MINIMUM ALLOWABLE PURCHASE PAYMENTS**


If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month


                                                 RAVA 4 ADVANTAGE    RAVA 4 SELECT    RAVA 4 ACCESS
If paying by any other method:
   initial payment for qualified annuities             $1,000            $ 2,000          $ 2,000
   initial payment for nonqualified annuities           2,000             10,000           10,000
   for any additional payments                             50                 50               50

*     RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS
      OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and home office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS*** (without home office approval) based on your age on the effective date of the contract:

                                                 RAVA 4 ADVANTAGE    RAVA 4 SELECT    RAVA 4 ACCESS
For the first year:
   through age 85                                    $999,999           $999,999         $999,999
   for ages 86 to 90                                  100,000            100,000          100,000

For each subsequent year:
   through age 85                                     100,000            100,000          100,000
   for ages 86 to 90                                   50,000             50,000           50,000

***   These limits apply in total to all RiverSource Life annuities you own.
      These limits do not apply to contracts in New Jersey. We reserve the right to increase maximum limits. For qualified annuities, the Code's limits on annual contributions also apply. We also reserve the right to restrict cumulative purchase payments for contracts with the GWB for Life rider, subject to state restrictions.


Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract.

We reserve the right to not accept purchase payments allocated to the regular fixed account for twelve months following either:

1.    a partial surrender from the regular fixed account; or

2.    a lump sum transfer from the regular fixed account to a subaccount.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 21

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o     a bank authorization.


PURCHASE PAYMENT CREDITS


PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.


FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:


o     1% of each purchase payment received:

      -- if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

      -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

o     2% of each purchase payment received:

      -- if you elect the seven-year surrender charge schedule for your contract.

o     3% of each purchase payment received

      -- if you elect the ten-year surrender charge schedule for your contract*.

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA 4 SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA 4 Select and RAVA 4 Select - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a lump sum death benefit, surrender payment, or your settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit payment under this contract; (2) a request for


22 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS surrender charge waiver due to Hospital or Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) your settlement of the contract under an annuity payout plan.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

* For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a lump sum death benefit, includes purchase payment credits applied within twelve months preceding the date of death.


LIMITATIONS ON USE OF CONTRACTS

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.


CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. The contract administrative charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*

We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                              RAVA 4 ADVANTAGE    RAVA 4 SELECT    RAVA 4 ACCESS
For nonqualified annuities          1.05%             1.30%            1.45%
For qualified annuities              .85%             1.10%            1.25%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the GPAs, the regular fixed account or the Special DCA fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 23

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.


You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life rider:

CONTRACTS WITHOUT GWB FOR LIFE RIDER


The TFA is the greater of:

o     10% of the contract value on the prior contract anniversary*; or

o     current contract earnings.


CONTRACTS WITH GWB FOR LIFE RIDER


The TFA is the greatest of:

o     10% of the contract value on the prior contract anniversary*;

o     current contract earnings;

o     the Remaining Benefit Payment; or

o     the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:

For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.


24 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

              SEVEN-YEAR SCHEDULE                              TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                               NUMBER OF COMPLETED
YEARS FROM DATE OF EACH       SURRENDER CHARGE    YEARS FROM DATE OF EACH     SURRENDER CHARGE
    PURCHASE PAYMENT             PERCENTAGE           PURCHASE PAYMENT           PERCENTAGE
           0                         7%                      0                       8%
           1                         7                       1                       8
           2                         7                       2                       8
           3                         6                       3                       7
           4                         5                       4                       7
           5                         4                       5                       6
           6                         2                       6                       5
           7+                        0                       7                       4
                                                             8                       3
                                                             9                       2
                                                            10+                      0

*     In Alaska, Arizona, Connecticut, Georgia, Hawaii, Illinois, Iowa,
      Minnesota, Mississippi, Montana, North Carolina, Oregon, Utah and
      Washington, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary. Surrender charges may vary by state based on your age at contract issue.

SURRENDER CHARGE UNDER RAVA 4 SELECT (EXCEPT TEXAS):

For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

         CONTRACT YEAR                     SURRENDER CHARGE PERCENTAGE
               1                                        7%
               2                                        7
               3                                        7
               Thereafter                               0

SURRENDER CHARGE UNDER RAVA 4 SELECT IN TEXAS:

For purposes of calculating any surrender charge under RAVA 4 Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

    NUMBER OF COMPLETED YEARS
FROM DATE OF EACH PURCHASE PAYMENT         SURRENDER CHARGE PERCENTAGE
               0                                        8%
               1                                        7
               2                                        6
               Thereafter                               0

3.    There are no surrender charges after the third contract anniversary.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 25

SURRENDER CHARGE UNDER RAVA 4 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix C.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

o     surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


o if you elected the GWB for Life rider, the greater of your contract's Remaining Benefit Payment or RemainingAnnual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

o amounts surrendered after the tenth contract anniversary in Alabama and Massachusetts;


o required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

o contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

o     amounts we refund to you during the free look period*;

o     death benefits*;

o surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

o surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.


26 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

ACCUMULATION BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the Special DCA fixed account. Such fee is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.


Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.


We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;


(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;


(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups, this change will be in effect for the entire contract year.

The fee does not apply after annuity payouts begin.


(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with GWB for Life.

GWB FOR LIFE RIDER FEE


We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.65% of the greater of the contract anniversary value or the remaining benefit amount (RBA). We prorate this fee among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program").


Once you elect the GWB for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life rider charge does not vary with the PN program model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The GWB for Life rider charge will not exceed a maximum charge of 1.50%.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 27

We will not change the GWB for Life rider charge after the rider effective date unless:


(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;


(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your PN program model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your PN program model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


If you chose the elective spousal continuation step up or change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your model portfolio more than once in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or elective step up occurring in the same contract year, the fee we charge for this rider will be the highest fee applicable to any of these changes.

The fee does not apply after annuity payouts begin.

ROPP RIDER FEE

We charge a fee for this optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost. May not be available in all states.

MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(3) If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with the 5-Year MAV. May not be available in all states.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(4) If selected, we deduct an annual fee of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(4) Available if you are 75 or younger at the rider effective date. Not available with the MAV. May not be available in all states.


28 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

EEB RIDER FEE

We charge a fee for this optional feature only if you select it.(5) If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(5) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.

EEP RIDER FEE

We charge a fee for this optional feature only if you select it.(6) If selected, we deduct an annual fee of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(6) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a direct transfer or exchange of another annuity or a life insurance policy.

RIDER COMBINATION DISCOUNT

A fee discount of 0.05% applies if you purchase the 5-Year MAV with either the EEB or EEP. A fee discount of 0.10% applies if you purchase the MAV with either the EEB or EEP.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 29

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPA

We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

o the sum of your purchase payments and purchase payment credits allocated to the GPA;

o plus any amounts transferred to the GPA from the regular fixed account or subaccounts;

o     plus interest credited;

o minus any amounts transferred from the GPA to the regular fixed account or any subaccount;

o     minus any amounts deducted for charges or surrenders;

o     plus or minus any applicable MVA; and/or

o minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.

REGULAR FIXED ACCOUNT

We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

o the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account;

o     plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o     minus any prorated portion of the contract administrative charge;

o     minus any prorated portion of the ROPP rider fee (if selected);

o     minus any prorated portion of the MAV rider fee (if selected);

o     minus any prorated portion of the 5-Year MAV rider fee (if selected);

o     minus any prorated portion of the EEB rider fee (if selected);

o     minus any prorated portion of the EEP rider fee (if selected);

o minus any prorated portion of the Accumulation Benefit rider fee (if selected)*; and


o     minus any prorated portion of the GWB for Life rider fee (if selected)*.


*     The fee can only be deducted from the subaccounts in Washington.

SPECIAL DCA FIXED ACCOUNT

We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

o the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

o     plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges);

o     minus amounts transferred out; and

o minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:


30 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o     additional purchase payments you allocate to the subaccounts;

o     any purchase payment credits allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders;

o     surrender charges;

and a deduction of:

o     a prorated portion of the contract administrative charge;

o     a prorated portion of the ROPP rider fee (if selected);

o     a prorated portion of the MAV rider fee (if selected);

o     a prorated portion of the 5-Year MAV rider fee (if selected);

o     a prorated portion of the EEB rider fee (if selected);

o     a prorated portion of the EEP rider fee (if selected);

o     a prorated portion of the Accumulation Benefit rider fee (if selected);
      and/or


o     a prorated portion of the GWB for Life rider fee (if selected);.


Accumulation unit values will fluctuate due to:

o     changes in fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and/or

o     mortality and expense risk fees.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 31

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life, Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number                                     AMOUNT       ACCUMULATION      OF UNITS
of dollars each month ...                         MONTH         INVESTED       UNIT VALUE      PURCHASED
                                                   Jan            $100            $20             5.00
                                                   Feb             100             18             5.56
you automatically buy
more units when the                                Mar             100             17             5.88
per unit market price is low ... --------->        Apr             100             15             6.67
                                                   May             100             16             6.25
                                                   June            100             18             5.56
                                                   July            100             17             5.88
and fewer units
when the per unit                                  Aug             100             19             5.26
market price is high.            --------->        Sept            100             21             4.76
                                                   Oct             100             20             5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.



32 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

o You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

o You cannot transfer existing contract values into a Special DCA fixed account.

o Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

o We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program model portfolio you select.

o You may not use the regular fixed account or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the model portfolio you have selected includes the regular fixed account, amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)

o We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change.

o We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

o We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

o Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.

o Funding from multiple sources are treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).

o You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if a PN program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).

o We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your sales representative.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs, regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 33

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include certain GPAs and/or the regular fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or GWB for Life(SM) rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your sales representative can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.


POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.


As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


34 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from certain GPAs or the regular fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.


PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs and/or the regular fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, the regular fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

o no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio);

o no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

o no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period Accounts -- Market Value Adjustment.")

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 35

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Benefit or GWB for Life rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes the GWB for Life rider, we reserve the right to limit the number of model portfolios which you can select based on the dollar amount of purchase payments you make, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

o limit your choice of models based on the amount of your initial purchase payment we accept;

o cancel required participation in the program after 30 days written notice;

o substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

o discontinue the PN proram. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.


By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.


Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.



36 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND GWB FOR LIFE RIDER

If you purchase the optional Accumulation Benefit rider or the optional GWB for Life rider, you are required to participate in the PN program under the terms of each rider.


o ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.


o GWB FOR LIFE RIDER: The GWB for Life rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.


OPTIONAL PN PROGRAM


If you do not select the optional Accumulation Benefit rider or the optional GWB for Life rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge. You can elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA fixed account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN program. The PN program will terminate on the date you make a full surrender from your contract or on your settlement date.

TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while a PN model portfolio is in effect.


You may transfer contract value from any one subaccount, GPAs or the regular fixed account, to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the GPAs and the regular fixed account. For RAVA 4 Access contracts, you cannot transfer to the regular fixed account unless it is included in the PN program model portfolio that you selected.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

We may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and regular fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the regular fixed account until the next contract anniversary. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 37

o You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts. If an automated dollar-cost averaging arrangement is established within 30 days of contract issue, the 30% limitation does not apply to transfers made from the regular fixed account to the subaccounts for the duration of this initial arrangement.

o You may transfer contract values from any GPA to the subaccounts, regular fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment
      (MVA)").

o If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the regular fixed account at any other time.

o     You may not make a transfer to the Special DCA fixed account.

o Once annuity payouts begin, you may not make transfers to or from the GPAs or the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs.

FOR RAVA 4 ACCESS

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time. The amount transferred to any GPA must be at least $1,000.

o You may not make a transfer to the regular fixed account unless it is part of a model portfolio in which you elect to participate.

o You may transfer contract values from any GPA to the subaccounts, or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) --Market Value Adjustment (MVA)").

o     You may not make a transfer to the Special DCA fixed account.

o Once annuity payouts begin, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


38 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S.
      mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 39

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.



40 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER


1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:        $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:        Contract value or entire account balance

*     Failure to provide your Social Security Number or Taxpayer
      Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account (if available).

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers to the GPAs, the regular fixed account or the Special DCA fixed account are not allowed.

o Automated transfers from the regular fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


o If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account.


MINIMUM AMOUNT

Transfers or surrenders:        $50

MAXIMUM AMOUNT

Transfers or surrenders:        None (except for automated transfers from the
                                regular fixed account)

3 BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:        $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                      Contract value or entire account balance
Surrenders:                     $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 41

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the GWB for Life rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guarantor Withdrawal Benefit for Life"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").


SURRENDER POLICIES


If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, less any GPA or Special DCA fixed account, unless you request otherwise. We will not withdraw money for a partial surrender from any GPAs or Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account. However, you may request specifically surrender from a GPA or Special DCA fixed account. The minimum contract value after partial surrender is $600.


RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

o     payable to you;

o     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

o     request that payment be wired to your bank;

o     bank account must be in the same ownership as your contract; and

o     pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      -- the surrender amount includes a purchase payment check that has not cleared;

      -- the NYSE is closed, except for normal holiday and weekend closings;

      -- trading on the NYSE is restricted, according to SEC rules;

      -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      -- the SEC permits us to delay payment for the protection of security holders.


42 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      -- you are at least age 59 1/2;

      -- you are disabled as defined in the Code;

      -- you severed employment with the employer who purchased the contract; or

      -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.


o If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life or Accumulation Benefit rider.


CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the ROPP, MAV, 5-Year MAV, EEB, EEP, Accumulation Benefit or GWB for Life. If you change ownership of your contract, we will terminate the ROPP and EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the GWB for Life rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
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

BENEFITS IN CASE OF DEATH - STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

ADJUSTED PARTIAL SURRENDERS

                                PS x DB
                                -------
                                  CV

      PS = the partial surrender including any applicable surrender charge.

      DB = the death benefit on the date of (but prior to) the partial surrender.

      CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:


o     You purchase the contract with a payment of $20,000

o During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

      We calculate the death benefit as follows:

      The total purchase payments minus adjustments for partial surrenders:
           Total purchase payments                                            $20,000
           minus adjusted partial surrenders, calculated as:

           $1,500 x $20,000
           ---------------- =                                                 - 1,667
               $18,000                                                        -------

           for a death benefit of:                                            $18,333


IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. The death benefit will never be less than the surrender value adjusted by the MVA formula. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

o If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

      o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

      o     purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.


44 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

o If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

      o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

      o     purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
      70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

      o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

      o payouts begin no later than one year following the year of your death; and

      o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit payment directly deposited into a checking account.

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT

                                PS x DB
                                -------
                                  CV

      PS = the partial surrender including any applicable surrender charge.

      DB = the death benefit on the date of (but prior to) the partial surrender.

      CV = the contract value on the date of (but prior to) the partial surrender.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

If this ROPP rider is available in your state and you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 45

TERMINATING THE ROPP

o You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix D.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix D.


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the



46 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If this 5-Year MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE 5-YEAR MAV

o You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.


o You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.


o The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 47

ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

The EEB provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable,

PLUS

o 40% of your earnings at death if you were under age 70 on the rider effective date; or

o 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

      o the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")

      o     MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

      o     MINUS the greater of:

      o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

      o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

      o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

      o     the greater of:

      o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

      o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

      o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

o You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix D.


48 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
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

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

The EEP provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrenderedas follows:

                          PERCENTAGE IF YOU ARE                      PERCENTAGE IF YOU ARE
CONTRACT YEAR    UNDER AGE 70 ON THE RIDER EFFECTIVE DATE   70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                         0%                                          0%
Three and Four                     10%                                       3.75%
Five or more                       20%                                        7.5%

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS

                IF YOU ARE UNDER AGE 70                                         IF YOU ARE AGE 70
CONTRACT YEAR   ON THE RIDER EFFECTIVE DATE, ADD ...                            OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
    1           Zero                                                            Zero
    2           40% x earnings at death (see above)                             15% x earnings at death
3 & 4           40% x (earnings at death + 25% of exchange purchase payment*)   15% x (earnings at death + 25% of exchange purchase
                                                                                payment*)
   5+           40% x (earnings at death + 50% of exchange purchase payment*)   15% x (earnings at death + 50% of exchange purchase
                                                                                payment*)

* Exchange purchase payments are purchase payments exchanged from another annuity or policy that are identified at issue and not previously surrendered.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
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

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP

o You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o     The EEP rider will terminate in the case of an ownership change.

o The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

o the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities except under 401(a) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.


If you are 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional GWB for Life rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Benefit rider may not be available in all states.



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You should consider whether an Accumulation Benefit rider is appropriate for you because:

o you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts, regular fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program");

o you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

o if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

o if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

o the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

o the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying
(a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.    80% of the contract value on the contract anniversary; or

2.    the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).


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ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPs

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

      The rider will terminate before the benefit date without paying a benefit on the date:

      o     you take a full surrender; or

      o     annuitization begins; or

      o the contract terminates as a result of the death benefit being paid.

      The rider will terminate on the benefit date.

For an example, see Appendix E.


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER

THE GWB FOR LIFE RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The GWB for Life rider is an optional benefit that you may select for an additional annual charge if:


o     the rider is available in your state; and

o you are age 80 or younger on the contract issue date; or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date.


You must elect the GWB for Life rider when you purchase your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans.

The GWB for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract - Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate



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depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.


The GWB for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the GWB for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:


(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit)is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65 or the rider effective date if the covered person is age 65 or older on the rider effective date ( see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).


Provided the annuity payouts have not begun, the GWB for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:


o After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

o During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

o After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

o During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges - Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) - Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio, the rider charge may increase (see "Charges").


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If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.


You should consider whether the GWB for Life rider is appropriate for you because:


o LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:


      (a) Once the contract value is less than $600, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Less than $600" heading below). However, if the contract value is $600 or greater, the guaranteed lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime benefit may be reduced. When one of the contract owners dies the benefit terminates even though other contract owners are still living (except, if the contract is continued under the spousal continuation provision of the contract).


      (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

      (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.


      (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life rider will terminate.


o USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM IS REQUIRED: You must elect one of the model portfolios of the PN program. This requirement limits your choice of subaccounts, regular fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program".) Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.


o LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

o LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life rider, you may not elect the Accumulation Benefit rider.

o NON-CANCELABLE: Once elected, the GWB for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

o INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges - Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

      You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:

o TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes--Nonqualified Annuities".) Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions.") If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.



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o     TAX CONSIDERATIONS FOR TSAs: If your contract is a TSA, your right to take a surrender is restricted (see "TSA - Special Surrender Provisions"), so the rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.


KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE RIDER ARE DESCRIBED BELOW:


WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.


GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.


The GBA is determined at the following times, calculated as described:

o At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.

o At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

o When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

      (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.

If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.


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The RBA is determined at the following times, calculated as described:


o At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

o When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).


o At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).


o When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.


o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.


      (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.


RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

      1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

      2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.


During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.


The GBP is determined at the following times, calculated as described:

o     At contract issue-- the GBP is established as 7% of the GBA value.

o At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

o When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment's amount plus any purchase payment credit.

o At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

o When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.


o When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of the sum of that purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made


o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the total RBP -- the GBP remains unchanged.

      (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.


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The RBP is determined at the following times, calculated as described:

o At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

o At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

o When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o At spousal continuation - See "Spousal Option to Continue the Contract" heading below.

o When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

o When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.


COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.


ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

The ALP is determined at the following times:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

o When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment plus any purchase payment credit.

o At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).


o When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.


o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the RALP -- the ALP remains unchanged.

      (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.


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ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:

      (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to 6% of the sum of purchase payments and purchase payment credits.

      (b)   At any other time -- the RALP is established equal to the ALP.

o At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.

o At the beginning of any other contract year -- the RALP is set equal to ALP.


o At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).


o When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the sum of the purchase payment and any purchase payment credit.

o When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

o     The RMD is the life expectancy RMD for this contract alone; and

o     The RMD amount is based on the requirements of the Code section 401(a)
      (9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.


RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.


Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

o The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.

o     Only one step up is allowed each contract year.


o If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.


o If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.


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o     If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your sales representative. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.


o The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.


o Please note it is possible for the ALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP does not step up.


The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

o The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

o The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

o The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

o     The total RBP will be reset as follows:

      (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.


      (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.


o The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

o     The RALP will be reset as follows:

      (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.


      (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the GWB for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be redetermined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:


o     The GBA, RBA, and GBP values remain unchanged.

o The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

o If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

o If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.


o If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

o If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.


SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's sales representative must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.


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IF CONTRACT VALUE REDUCES TO LESS THAN $600: If the contract value reduces to less than $600 and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to less than $600 for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:

      (a)   receive the remaining schedule of GBPs until the RBA equals zero;
            or

      (b) wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

      We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to less than $600 as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

      (a)   the remaining schedule of GBPs until the RBA equals zero; or

      (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

      We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to less than $600 as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to less than $600 as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.

Under any of these scenarios:

o The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.

o     We will no longer accept additional purchase payments;

o     You will no longer be charged for the rider;

o     Any attached death benefit riders will terminate; and

o The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.


The GWB for Life rider and the contract will terminate under either of the following two scenarios:


o If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.

o If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.


AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).


If the contract value equals zero and the death benefit becomes payable, the following will occur:

o If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

o If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

o If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.


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CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing
Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:


o If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

o If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

o If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

o If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life rider.


Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.


RIDER TERMINATION

The GWB for Life rider cannot be terminated either by you or us except as follows:

1.    Annuity payouts under an annuity payout plan will terminate the rider.

2.    Termination of the contract for any reason will terminate the rider.


For an example, see Appendix E.




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THE ANNUITY PAYOUT PERIOD


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date, plus or minus any applicable MVA on GPAs and less any applicable premium tax. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o     the annuity payout plan you select;

o     your age and, in most cases, sex;

o     the annuity table in the contract; and

o     the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan*:

o PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only ONE monthly payout, we will not make any more payouts.

o PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15, OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15, or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.


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o     PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take surrender. (See "Taxes.")


o GWB FOR LIFE - RBA PAYOUT OPTION: If you have a GWB for Life rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- GWB for Life"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

* For contracts purchased in Oregon, you cannot apply your contract value to an annuity payout plan during your first contract year.

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


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TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life rider, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life rider, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o     if it is allocable to an investment before Aug. 14, 1982; or


o if annuity payouts are made under immediate annuities as defined by the Code.



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TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contact is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contact is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAs, ROTH IRAs, SEPs AND SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


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o     the payout is an RMD as defined under the Code;

o     the payout is made on account of an eligible hardship; or

o     the payout is a corrective distribution.


In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

o     to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE OPTIONAL RIDERS (ROPP, MAV, 5-YEAR MAV, EEB, EEP, ACCUMULATION BENEFIT OR GWB FOR LIFE.): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.


COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount


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to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o     the reserve held in each subaccount for your contract; divided by

o     the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o     add new subaccounts;

o     combine any two or more subaccounts;

o     transfer assets to and from the subaccounts or the variable account; and

o     eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

o Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the contract.

o The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS

o We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time you make a purchase payment. Other plans pay selling firms a smaller commission on purchase payments, and then pay ongoing commissions ("trail commissions"). We may pay trail commissions of up to 1% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.


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o     We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

o In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

      o sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

      o marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

      o     providing service to contract owners; and

      o funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its sales representatives to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

o give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their sales representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause selling firms to grant us access to its sales representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

o The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

o To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


68 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2006 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 69

APPENDIX A: THE FUNDS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


------------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital              Growth of capital. Invests principally in common stocks of       A I M Advisors, Inc.
Appreciation Fund,            companies likely to benefit from new or innovative products,
Series II Shares              services or processes as well as those with above-average
                              long-term growth and excellent prospects for future growth.
                              The fund can invest up to 25% of its total assets in foreign securities that involve risks not associated with investing solely in the United States.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital              Long-term growth of capital. Invests primarily in securities     A I M Advisors, Inc.
Development Fund,             (including common stocks, convertible securities and bonds)
Series II Shares              of small- and medium-sized companies. The Fund may invest up to 25% of its total assets in foreign securities.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial            Capital growth. Actively managed. The fund normally invests      A I M Advisors, Inc.
Services Fund,                at least 80% of its net assets in the equity securities and
Series II Shares              equity related instruments of companies involved in the
                              financial services sector. These companies include, but are not limited to, banks, insurance companies, investment and miscellaneous industries, and suppliers to financial services companies. The fund may invest up to 25% of its assets in
                              securities of non-U.S. issuers. Securities of Canadian
                              issuers and American Depositary Receipts are not subject to this 25% limitation.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health        Capital growth. The fund seeks to meet its objective by          A I M Advisors, Inc.
Care Fund,                    investing, normally, at least 80% of its assets in securities
Series II Shares              of health care industry companies. The fund may invest up to
                              20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial
                              stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt
                              securities, i.e., junk bonds.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International        Long-term growth of capital. Invests primarily in a              A I M Advisors, Inc.
Growth Fund,                  diversified portfolio of international equity securities
Series II Shares              whose issuers are considered to have strong earnings
                              momentum. The fund may invest up to 20% of its total assets in security issuers located in developing countries and in securities exchangeable for or convertible into equity
                              securities of foreign companies.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS         Long-term growth of capital. The Fund invests at least 80% of    AllianceBernstein L.P.
Global Technology             its net assets in securities of companies that use technology
Portfolio (Class B)           extensively in the development of new or improved products or processes. Invests in a global portfolio of securities of
                              U.S. and foreign companies selected for their growth
                              potential.

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



70 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS         Long-term growth of capital. Invests primarily in the equity     AllianceBernstein L.P.
Growth and Income             securities of domestic companies that the Advisor deems to be
Portfolio (Class B)           undervalued.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS         Long-term growth of capital. Invests primarily in a              AllianceBernstein L.P.
International Value           diversified portfolio of equity securities of established
Portfolio (Class B)           companies selected from more than 40 industries and from more than 40 developed and emerging market countries.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS         Long-term growth of capital. Invests primarily in equity         AllianceBernstein L.P.
Large Cap Growth              securities of U.S. companies. Unlike most equity funds, the
Portfolio (Class B)           Portfolio focuses on a relatively small number of intensively researched companies.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP           Long-term capital growth with income as secondary objective.     American Century Investment
Mid Cap Value, Class II       Invests primarily in stocks of companies that management         Management, Inc.
                              believes are undervalued at the time of purchase. The fund will invest at least 80% of its assets in securities of
                              companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP           Long-term capital growth. Analytical research tools and          American Century Investment
Ultra(R), Class II            techniques are used to identify the stocks of larger-sized       Management, Inc.
                              companies that appear to have the best opportunity of
                              sustaining long-term above average growth.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP           Long-term capital growth, with income as a secondary             American Century Investment
Value, Class II               objective. Invests primarily in stocks of companies that         Management, Inc.
                              management believes to be undervalued at the time of purchase.

------------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield           High level of current income with capital appreciation as a      Columbia Management Advisors, LLC
Fund, Variable Series,        secondary objective when consistent with the goal of high
Class B                       current income. The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds,
                              debentures and notes that are rated below investment grade, or unrated securities which the Fund's investment advisor has determined to be of comparable quality. No more than 10% of the Fund's total assets will normally be invested in
                              securities rated CCC or lower by S&P or Caa or lower by
                              Moody's.

------------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico              Long-term growth of capital. The Fund invests primarily in       Columbia Management Advisors, LLC
Growth Fund, Variable         equity securities of large-capitalization companies that are     (advisor); Marsico Capital
Series, Class A               selected for their growth potential. It generally holds a        Management, LLC (sub-advisor)
                              core position of between 35 and 50 common stocks. It may hold up to 25% of its assets in foreign securities.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 71

------------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico              Long-term growth of capital. The Fund normally invests at        Columbia Management Advisors, LLC
International                 least 65% of its assets in common stocks of foreign              (advisor); Marsico Capital
Opportunities Fund,           companies. While the Fund may invest in companies of any         Management, LLC (sub-advisor)
Variable Series, Class B      size, it focuses on large companies. These companies are
                              selected for their long-term growth potential. The Fund
                              normally invests in issuers from at least three different
                              countries not including the United States and generally holds a core position of 35 to 50 common stocks. The Fund may
                              invest in common stocks of companies operating in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -         Total return. Invests in commodity-linked derivative             Credit Suisse Asset Management, LLC
Commodity Return              instruments backed by a portfolio of short-maturity
Strategy Portfolio            investment-grade fixed income securities normally having
                              an average duration of one year or less.

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable              Capital growth. To pursue this goal, the portfolio primarily     The Dreyfus Corporation, investment
Investment Fund               invests in growth stocks of foreign companies. Normally, the     adviser
International Equity          portfolio invests at least 80% of its assets in stocks,
Portfolio, Service Shares     including common stocks, preferred stocks and convertible
                              securities, including those purchased in initial public
                              offering.

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable              Long-term capital growth. To pursue this goal, the portfolio     The Dreyfus Corporation
Investment Fund               normally invests at least 80% of its assets in stocks. The
International Value           portfolio ordinarily invests most of its assets in securities
Portfolio, Service Shares     of foreign companies which Dreyfus considers to be value
                              companies. The portfolio's stock investments may include
                              common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or
                              shortly thereafter. The portfolio may invest in companies of any size. The portfolio may also invest in companies located in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT                High level of current income. Non-diversified mutual fund        Eaton Vance Management
Floating-Rate                 that normally invests primarily in senior floating rate loans
Income Fund                   ("Senior Loans"). Senior Loans typically are of below
                              investment grade quality and have below investment grade
                              credit ratings, which ratings are associated with having high risk, speculative characteristics. Investments are actively managed, and may be bought or sold on a daily basis (although loans are generally held until repaid). The investment
                              adviser's staff monitors the credit quality of the Fund
                              holdings, as well as other investments that are available.
                              The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging transactions.

------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA                  Capital growth with the potential for current income. Invests    Evergreen Investment Management
Fundamental Large Cap         primarily in common stocks of large U.S. companies whose         Company, LLC
Fund - Class 2                market capitalizations measured at time of purchase fall
                              within the market capitalization range of the companies
                              tracked by the Russell 1000(R) Index.

------------------------------------------------------------------------------------------------------------------------------------



72 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA                  Long-term capital growth, with modest income as a secondary      Evergreen Investment Management
International Equity Fund     objective. The Fund seeks to achieve its goal by investing       Company, LLC
- Class 2                     primarily in equity securities issued by established, quality
                              non-U.S. companies located in countries with developed
                              markets and may purchase securities across all market
                              capitalizations. The Fund may also invest in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP               Long-term capital appreciation. Normally invests primarily in    Fidelity Management & Research
Contrafund(R) Portfolio       common stocks. Invests in securities of companies whose value    Company (FMR), investment manager;
Service Class 2               it believes is not fully recognized by the public. Invests in    FMR U.K. and FMR Far East,
                              either "growth" stocks or "value" stocks or both. The fund       sub-investment advisers.
                              invests in domestic and foreign issuers.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests primarily in       FMR, investment manager; FMR U.K.,
Portfolio Service Class 2     common stocks. Normally invests at least 80% of assets in        FMR Far East, sub-investment
                              securities of companies with medium market capitalizations.      advisers.
                              May invest in companies with smaller or larger market
                              capitalizations. Invests in domestic and foreign issuers. The
                              Fund invests in either "growth" or "value" common stocks or both.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests primarily in       FMR, investment manager; FMR U.K.,
Portfolio Service Class 2     common stocks of foreign securities. Normally invests at         FMR Far East, Fidelity International
                              least 80% of assets in non-U.S. securities.                      Investment Advisors (FIIA) and FIIA
                                                                                               U.K., sub-investment advisers.

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Global        High total return. The Fund normally invests at least 80% of     Franklin Templeton Institutional, LLC
Real Estate Securities        its net assets in investments of companies located anywhere
Fund - Class 2                in the world that operate in the real estate sector.

(previously FTVIPT
Franklin Real Estate
Fund - Class 2)

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small         Long-term total return. The Fund normally invests at least       Franklin Advisory Services, LLC
Cap Value Securities          80% of its net assets in investments of small capitalization
Fund - Class 2                companies, and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary goal. The       Franklin Mutual Advisers, LLC
Securities Fund - Class 2     Fund normally invests primarily in equity securities of
                              companies that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage
                              securities and distressed companies.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 73

------------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT             Long-term growth of capital and dividend income. The Fund        Goldman Sachs Asset Management,
Structured U.S. Equity        invests, under normal circumstances, at least 90% of its         L.P.
Fund - Institutional          total assets (not including securities lending collateral and
Shares                        any investment of that collateral) measured at time of
                              purchase ("Total Assets") in a diversified portfolio of
                              equity investments in U.S. issuers, including foreign
                              companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in such equity investments. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style,
                              capitalization and industry characteristics similar to the
                              S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth
                              expectations and dividend yields. The Fund is not required to limit its investments to securities in the S&P 500 Index. The
                              Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series            Long-term growth of capital in a manner consistent with the      Janus Capital
Large Cap Growth              preservation of capital. Invests under normal circumstances
Portfolio: Service Shares     at least 80% of its net assets in common stocks of
                              large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase.

------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners           Long-term growth of capital. Under normal circumstances, the     Legg Mason Partners Fund Advisor,
Variable Small Cap            fund invests at least 80% of its net assets in equity            LLC, adviser; ClearBridge Advisors,
Growth Portfolio, Class I     securities of companies with small market capitalizations and    LLC, subadviser
                              related investments.
Legg Mason Partners
Variable Small Cap
Growth Portfolio, Class II
merged into this fund on
April 27, 2007.

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth       Capital appreciation. Normally invests at least 80% of the       MFS Investment Management(R)
Stock Series -                fund's net assets in equity securities of companies MFS
Service Class                 believes to have above average earnings growth potential
                              compared to other companies (growth companies).

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series    Total return. Invests primarily in equity and fixed income       MFS Investment Management(R)
- Service Class               securities. MFS invests between 40% and 75% of the fund's net assets in equity securities and at least 25% of the fund's total assets in fixed-income senior securities.

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of the fund's net    MFS Investment Management(R)
Service Class                 assets in securities of issuers in the utilities industry.

------------------------------------------------------------------------------------------------------------------------------------



74 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman              Long-term growth of capital. The Fund invests mainly in          Neuberger Berman Management Inc.
Advisers Management           foreign companies of any size, including companies in
Trust International           developed and emerging industrialized markets. The Fund
Portfolio (Class S)           defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad. The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across
                              countries and geographical regions.

------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman              Long-term growth of capital. The Fund invests mainly in          Neuberger Berman Management Inc.
Advisers Management           common stocks of mid- to large-capitalization companies. The
Trust Socially Responsive     Fund seeks to reduce risk by investing across many different
Portfolio (Class S)           industries. The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They
                              seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for
                              solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above
                              average earnings growth and other valuation related factors.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global            Long-term capital appreciation. Invests mainly in common         OppenheimerFunds, Inc.
Securities Fund/VA,           stocks of U.S. and foreign issuers that are "growth-type"
Service Shares                companies, cyclical industries and special situations that are considered to have appreciation possibilities.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street       Capital appreciation. Invests mainly in common stocks of         OppenheimerFunds, Inc.
Small Cap Fund/VA,            small-capitalization U.S. companies that the fund's
Service Shares                investment manager believes have favorable business trends or prospects.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic         High level of current income principally derived from            OppenheimerFunds, Inc.
Bond Fund/VA, Service         interest on debt securities. Invests mainly in three market
Shares                        sectors: debt securities of foreign governments and
                              companies, U.S. government securities and lower-rated high yield securities of U.S. and foreign companies.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value             Long-term growth of capital with realization of current          OppenheimerFunds, Inc.
Fund/VA, Service Shares       income as a secondary consideration. Invests mainly in common stocks of different capitalization ranges and currently
                              emphasizes large capitalization stocks.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 75

------------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset           Maximum real return consistent with preservation of real         Pacific Investment Management Company
Portfolio, Advisor Share      capital and prudent investment management period. The            LLC
Class                         Portfolio seeks to achieve its investment objective by
                              investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").
                              Though it is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR Strategy, Far
                              East (ex-Japan) StocksPLUS(R) TR Strategy, Japanese StocksPLUS(R)
                              TR Strategy, StocksPLUS(R) Municipal-Backed and StocksPLUS(R) TR
                              Short Strategy Funds, the Portfolio may invest in these Funds in the future, without shareholder approval, at the
                              discretion of the Portfolio's asset allocation sub-adviser.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Maximum total investment return through a combination of         RiverSource Investments, LLC
Variable Portfolio -          capital growth and current income. Invests primarily in a
Balanced Fund                 combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50%
                              of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Maximum current income consistent with liquidity and             RiverSource Investments, LLC
Variable Portfolio -          stability of principal. Invests primarily in money market
Cash Management Fund          instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances, letters of
                              credit and commercial paper, including asset-backed
                              commercial paper.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   High total return through current income and capital             RiverSource Investments, LLC
Variable Portfolio -          appreciation. Under normal market conditions, the Fund
Core Bond Fund                invests at least 80% of its net assets in bonds and other
                              debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the
                              Lehman Brothers Aggregate Bond Index ("the Index"), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded.

------------------------------------------------------------------------------------------------------------------------------------



76 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   High level of current income while attempting to conserve the    RiverSource Investments, LLC
Variable Portfolio -          value of the investment for the longest period of time. Under
Diversified Bond Fund         normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least
                              50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond
                              Index (Index), which are investment grade and denominated in
                              U.S. dollars. The Index includes securities issued by the
                              U.S. government, corporate bonds, and mortgage- and
                              asset-backed securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will assume some
                              credit risk to achieve higher yield and/or capital
                              appreciation by buying lower-quality (junk) bonds.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   High level of current income and, as a secondary goal, steady    RiverSource Investments, LLC
Variable Portfolio -          growth of capital. Under normal market conditions, the Fund
Diversified Equity            invests at least 80% of its net assets in dividend- paying
Income Fund                   common and preferred stocks. The Fund may invest up to 25% of its total assets in foreign investments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Long-term capital growth. The Fund's assets are primarily        RiverSource Investments, LLC,
Variable Portfolio -          invested in equity securities of emerging market companies.      adviser; Threadneedle International
Emerging Markets Fund         Under normal market conditions, at least 80% of the Fund's       Limited, an indirect wholly-owned
                              net assets will be invested in securities of companies that      subsidiary of Ameriprise Financial,
                              are located in emerging market countries, or that earn 50% or    subadviser.
                              more of their total revenues from goods and services produced in emerging market countries or from sales made in emerging market countries.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Long-term capital growth. The Fund's assets are primarily        RiverSource Investments, LLC,
Variable Portfolio -          invested in equity securities of U.S. companies. Under normal    adviser; Davis Selected Advisers,
Fundamental Value Fund        market conditions, the Fund's net assets will be invested        L.P., subadviser.
                              primarily in companies with market capitalizations of at
                              least $5 billion at the time of the Fund's investment.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   High total return through income and growth of capital.          RiverSource Investments, LLC
Variable Portfolio -          Non-diversified mutual fund that invests primarily in debt
Global Bond Fund              obligations of U.S. and foreign issuers. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt obligations including money market instruments of issuers located in at least three different countries.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Total return that exceeds the rate of inflation over the         RiverSource Investments, LLC
Variable Portfolio -          long-term. Non-diversified mutual fund that, under normal
Global Inflation Protected    market conditions, invests at least 80% of its net assets in
Securities Fund               inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S.
                              and foreign governments, their agencies or instrumentalities and corporations.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 77

------------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Long-term capital growth. Invests primarily in common stocks     RiverSource Investments, LLC
Variable Portfolio -          and securities convertible into common stocks that appear to
Growth Fund                   offer growth opportunities. These growth opportunities could result from new management, market developments or
                              technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   High current income, with capital growth as a secondary          RiverSource Investments, LLC
Variable Portfolio -          objective. Under normal market conditions, the Fund invests
High Yield Bond Fund          at least 80% of its net assets in high-yielding, high-risk corporate bonds (junk bonds) issued by U.S. and foreign
                              companies and governments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   High total return through current income and capital             RiverSource Investments, LLC
Variable Portfolio -          appreciation. Under normal market conditions, invests
Income Opportunities          primarily in income-producing debt securities with an
Fund                          emphasis on the higher rated segment of the high-yield (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Capital appreciation. Invests primarily in equity securities     RiverSource Investments, LLC,
Variable Portfolio -          of foreign issuers that are believed to offer strong growth      adviser; Threadneedle International
International Opportunity     potential. The Fund may invest in developed and in emerging      Limited, an indirect wholly-owned
Fund                          markets.                                                         subsidiary of Ameriprise Financial,
                                                                                               subadviser.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Capital appreciation. Under normal market conditions, the        RiverSource Investments, LLC
Variable Portfolio -          Fund invests at least 80% of its net assets in equity
Large Cap Equity Fund         securities of companies with market capitalization greater than $5 billion at the time of purchase.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Long-term growth of capital. Under normal market conditions,     RiverSource Investments, LLC
Variable Portfolio -          the Fund invests at least 80% of its net assets in equity
Large Cap Value Fund          securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities and preferred stocks.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Growth of capital. Under normal market conditions, the Fund      RiverSource Investments, LLC
Variable Portfolio -          invests at least 80% of its net assets at the time of
Mid Cap Growth Fund           purchase in equity securities of mid capitalization
                              companies. The investment manager defines mid-cap companies as those whose market capitalization (number of shares
                              outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index.

------------------------------------------------------------------------------------------------------------------------------------



78 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Long-term growth of capital. Under normal circumstances, the     RiverSource Investments, LLC
Variable Portfolio -          Fund invests at least 80% of its net assets (including the
Mid Cap Value Fund            amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of
                              purchase fall within the range of the Russell Midcap(R) Value
                              Index.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Long-term capital appreciation. The Fund seeks to provide        RiverSource Investments, LLC
Variable Portfolio -          investment results that correspond to the total return (the
S&P 500 Index Fund            combination of appreciation and income) of
                              large-capitalization stocks of U.S. companies. The Fund
                              invests in common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The S&P 500 is
                              made up primarily of large-capitalization companies that
                              represent a broad spectrum of the U.S. economy.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Long-term growth of capital. Invests primarily in equity         RiverSource Investments, LLC,
Variable Portfolio -          securities of mid cap companies as well as companies with        adviser; Systematic Financial
Select Value Fund             larger and smaller market capitalizations. The Fund considers    Management, L.P. and WEDGE Capital
                              mid-cap companies to be either those with a market               Management L.L.P., subadvisers
                              capitalization of up to $10 billion or those whose market
                              capitalization falls within range of the Russell 3000(R) Value
                              Index.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   High level of current income and safety of principal             RiverSource Investments, LLC
Variable Portfolio -          consistent with investment in U.S. government and government
Short Duration U.S.           agency securities. Under normal market conditions, at least
Government Fund               80% of the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and interest by the U.S.
                              government, its agencies or instrumentalities.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Long-term capital growth. Under normal market conditions, at     RiverSource Investments, LLC,
Variable Portfolio -          least 80% of the Fund's net assets are invested in equity        adviser; Kenwood Capital Management
Small Cap Advantage           securities of companies with market capitalization of up to      LLC, subadviser
Fund                          $2 billion or that fall within the range of the Russell 2000(R)
                              Index at the time of investment.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Long-term capital appreciation. Under normal market              RiverSource Investments, LLC,
Variable Portfolio -          conditions, at least 80% of the Fund's net assets will be        adviser; River Road Asset Management,
Small Cap Value Fund          invested in small cap companies with market capitalization,      LLC, Donald Smith & Co., Inc.,
                              at the time of investment, of up to $2.5 billion or that fall    Franklin Portfolio Associates LLC and
                              within the range of the Russell 2000(R) Value Index.             Barrow, Hanley, Mewhinney & Strauss,
                                                                                               Inc., subadvisers.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 79

------------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life               Capital growth and income through investments in equity          Van Kampen Asset Management
Investment Trust              securities, including common stocks, preferred stocks and
Comstock Portfolio,           securities convertible into common and preferred stocks. The
Class II Shares               Portfolio emphasizes value style of investing seeking
                              well-established, undervalued companies believed by the
                              Portfolio's investment adviser to posses the potential for capital growth and income.

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global         Current income and capital appreciation. Invests primarily in    Morgan Stanley Investment Management
Real Estate Portfolio,        equity securities of companies in the real estate industry       Inc., doing business as Van Kampen,
Class II Shares               located throughout the world, including real estate operating    adviser; Morgan Stanley Investment
                              companies, real estate investment trusts and foreign real        Management Limited and Morgan Stanley
                              estate companies.                                                Investment Management Company,
                                                                                               sub-advisers

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid            Long-term capital growth. Invests primarily in                   Morgan Stanley Investment Management
Cap Growth Portfolio,         growth-oriented equity securities of U.S. mid cap companies      Inc., doing business as Van Kampen.
Class II Shares               and foreign companies, including emerging market securities.

------------------------------------------------------------------------------------------------------------------------------------
Wanger International          Long-term growth of capital. Invests primarily in stocks of      Columbia Wanger Asset Management,
Small Cap                     companies based outside the U.S. with market capitalizations     L.P.
                              of less than $5 billion at time of initial purchase.

------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily in stocks of      Columbia Wanger Asset Management,
Companies                     small- and medium-size U.S. companies with market                L.P.
                              capitalizations of less than $5 billion at time of initial purchase.

------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Long-term capital appreciation. Invests principally in equity    Wells Fargo Funds Management, LLC,
VT Opportunity Fund           securities of medium-capitalization companies, defined as        adviser; Wells Capital Management
                              those within the range of market capitalizations of companies    Incorporated, subadviser.
                              in the Russell Midcap(R) Index. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward
                              contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage         Long-term capital appreciation. Invests principally in equity    Wells Fargo Funds Management, LLC,
VT Small Cap Growth           securities of small-capitalization companies that we believe     adviser; Wells Capital Management
Fund                          have above-average growth potential. We define                   Incorporated, subadviser.
                              small-capitalization companies as those with market
                              capitalizations at the time of purchase of less than $2
                              billion.

------------------------------------------------------------------------------------------------------------------------------------



80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

APPENDIX B: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

AS THE EXAMPLES BELOW DEMONSTRATE, THE APPLICATION OF AN MVA MAY RESULT IN EITHER A GAIN OR A LOSS OF PRINCIPAL. WE REFER TO ALL OF THE TRANSACTIONS DESCRIBED BELOW AS "EARLY SURRENDERS." THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

GENERAL EXAMPLES

ASSUMPTIONS:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

o we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

o after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(   1 + i   ) (TO THE POWER OF n/12) - 1] =  MVA
                              -------------
                              1 + j + .001

Where i = rate earned in the GPA from which amounts are being transferred or surrendered.

      j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).

      n = number of months remaining in the current Guarantee Period (rounded up to the next month).


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 81

EXAMPLES -- MVA

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

o we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

o after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

  $1,000 X  [(    1.030    ) (TO THE POWER OF 84/12) - 1] = -$39.84
             ---------------
             1 + .035 + .001

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

  $1,000 X  [(    1.030    ) (TO THE POWER OF 84/12) - 1] = $27.61
             ---------------
             1 + .025 + .001

In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


82 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

APPENDIX C: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:


o     we receive a single $100,000 purchase payment; and

o you surrender the contract for its total value during the fourth contract year. The surrender charge percentage is 7.0%; and

o     you have made no prior partial surrenders.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS
                                 Contract Value at time of full surrender:   $120,000.00   $ 80,000.00
                                      Contract Value on prior anniversary:    115,000.00     85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                 Earnings in the contract:     20,000.00          0.00
                            10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                                             -----------   -----------
                                                        Total Free Amount:     20,000.00      8,500.00

STEP 2. We determine the TFA that is from Purchase Payments:
                                                        Total Free Amount:     20,000.00      8,500.00
                                                 Earnings in the contract:     20,000.00          0.00
                           Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                                   PR = [WD-TFA] / [CV-TFA]
                                                                      WD =    120,000.00     80,000.00   = the amount of the
                                                                                                           surrender
                                                                     TFA =     20,000.00      8,500.00   = the total free amount,
                                                                                                           step 1
                                                                      CV =    120,000.00     80,000.00   = the contract value at the
                                                                                                           time of the surrender
                                                                      PR =           100%          100%  = the premium ratio

STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                                   CPP = PR x (PP-PPF)
                                                                      PR =           100%          100%  = premium ratio, step 3
                                                                      PP =    100,000.00    100,000.00   = purchase payments not
                                                                                                           previously surrendered
                                                                     PPF =          0.00      8,500.00   = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2
                                                                     CPP =    100,000.00     91,500.00

STEP 5. We calculate the Surrender Charges:
                                             Chargeable Purchase Payments:    100,000.00     91,500.00
                                              Surrender Charge Percentage:             7%            7%
                                                         Surrender Charge:      7,000.00      6,405.00

STEP 6. We calculate the Net Surrender Value:                                 120,000.00     80,000.00
                                               Contract Value Surrendered:     (7,000.00)    (6,405.00)
                           Contract Charge (assessed upon full surrender):        (30.00)       (30.00)
                                              Net Full Surrender Proceeds:    112,970.00     73,565.00


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 83

PARTIAL SURRENDER CHARGE CALCULATION - TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:


o     we receive a single $100,000 purchase payment; and

o you request a partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

o     you have made no prior partial surrenders.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS
                              Contract Value at time of partial surrender:   $120,000.00   $ 80,000.00
                                      Contract Value on prior anniversary:    115,000.00     85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                 Earnings in the contract:     20,000.00          0.00
                            10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                                             -----------   -----------
                                                        Total Free Amount:     20,000.00      8,500.00

STEP 2. We determine the TFA that is from Purchase Payments:
                                                        Total Free Amount:     20,000.00      8,500.00
                                                 Earnings in the contract:     20,000.00          0.00
                           Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                                   PR = [WD-TFA] / [CV-TFA]
                                                                      WD =     50,000.00     50,000.00   = the amount of the
                                                                                                           surrender
                                                                     TFA =     20,000.00      8,500.00   = the total free amount,
                                                                                                           step 1
                                                                      CV =    120,000.00     80,000.00   = the contract value at the
                                                                                                           time of surrender
                                                                      PR =            30%           58%  = the premium ratio

STEP 4. We calculate the Chargeable Purchase Payments being Surrendered
        (CPP):

                                   CPP = PR x (PP - PPF)
                                                                      PR =            30%           58%  = premium ratio, step 3
                                                                      PP =    100,000.00    100,000.00   = purchase payments not
                                                                                                           previously surrendered
                                                                     PPF =          0.00      8,500.00   = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2
                                                                     CPP =     30,000.00     53,108.39   = chargeable purchase
                                                                                                           payments being
                                                                                                           surrendered

STEP 5. We calculate the Surrender Charges:
                                             Chargeable Purchase Payments:     30,000.00     53,108.39
                                              Surrender Charge Percentage:             7%            7%
                                                         Surrender Charge:         2,100         3,718

STEP 6. We calculate the Net Surrender Value:
                                               Contract Value Surrendered:     50,000.00     50,000.00
                                                         Surrender Charge:     (2,100.00)    (3,717.59)
                                              Net Full Surrender Proceeds:     47,900.00     46,282.41


84 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:


o     we receive a single $100,000 purchase payment; and

o you surrender the contract for its total value during the second contract year. The surrender charge percentage is 7.0%; and

o     you have made no prior partial surrenders.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS
                                 Contract Value at time of full surrender:   $120,000.00   $ 80,000.00
                                      Contract Value on prior anniversary:    115,000.00     85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                 Earnings in the Contract:     20,000.00          0.00
                            10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                                             -----------   -----------
                                                        Total Free Amount:     20,000.00      8,500.00

STEP 2. We determine the TFA and Amount Free that is from
        Purchase Payments:
                                                        Total Free Amount:     20,000.00      8,500.00
                                                 Earnings in the contract:     20,000.00          0.00
                           Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                                   PR = [WD-TFA] / [CV-TFA]
                                                                      WD =    120,000.00     80,000.00   = the amount of the
                                                                                                           surrender
                                                                     TFA =     20,000.00      8,500.00   = the total free amount,
                                                                                                           step 1
                                                                      CV =    120,000.00     80,000.00   = the contract value at the
                                                                                                           time of the surrender
                                                                      PR =           100%          100%

STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                                   CPP = PR x (PP-PPF)
                                                                      PR =           100%          100%  = premium ratio, step 3
                                                                      PP =    100,000.00    100,000.00   = purchase payments not
                                                                                                           previously surrendered
                                                                     PPF =          0.00      8,500.00   = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2
                                                                     CPP =    100,000.00     91,500.00

STEP 5. We calculate the Surrender Charges:
                                             Chargeable Purchase Payments:    100,000.00     91,500.00
                                              Surrender Charge Percentage:             7%            7%
                                                         Surrender Charge:      7,000.00      6,405.00

STEP 6. We calculate the Net Surrender Value:                                 120,000.00     80,000.00
                                               Contract Value Surrendered:     (7,000.00)    (6,405.00)
                           Contract Charge (assessed upon full surrender):        (30.00)       (30.00)
                                              Net Full Surrender Proceeds:    112,970.00     73,565.00


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 85

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:
This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:


o     we receive a single $100,000 purchase payment; and

o you request a partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

o     you have made no prior partial surrenders.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS
                              Contract Value at time of partial surrender:   $120,000.00   $ 80,000.00
                                      Contract Value on prior anniversary:    115,000.00     85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                 Earnings in the contract:     20,000.00          0.00
                            10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                                             -----------   -----------
                                                        Total Free Amount:     20,000.00      8,500.00

STEP 2. We determine the Amount Free that is from Purchase Payments:
                                                        Total Free Amount:     20,000.00      8,500.00
                                                 Earnings in the contract:     20,000.00          0.00
                           Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                                   PR = [WD-TFA] / [CV-TFA]
                                                                      WD =     50,000.00     50,000.00   = the amount of the
                                                                                                           surrender
                                                                     TFA =     20,000.00      8,500.00   = the total free amount,
                                                                                                           step 1
                                                                      CV =    120,000.00     80,000.00   = the contract value at the
                                                                                                           time of surrender
                                                                      PR =            30%           58%  = the premium ratio

STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                                   CPP = PR x (PP - PPF)
                                                                      PR =            30%           58%  = premium ratio, step 3
                                                                      PP =    100,000.00    100,000.00   = purchase payments not
                                                                                                           previously surrendered
                                                                     PPF =          0.00      8,500.00   = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2
                                                                     CPP =     30,000.00     53,108.39   = chargeable purchase
                                                                                                           payments being
                                                                                                           surrendered

STEP 5. We calculate the Surrender Charges:
                                             Chargeable Purchase Payments:     30,000.00     53,108.39
                                              Surrender Charge Percentage:             7%            7%
                                                         Surrender Charge:         2,100         3,718

STEP 6. We calculate the Net Surrender Value:
                                               Contract Value Surrendered:     50,000.00     50,000.00
                                                         Surrender Charge:     (2,100.00)    (3,717.00)
                                              Net Full Surrender Proceeds:     47,900.00     46,282.41


86 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

APPENDIX D: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT


      o You purchase the contract (with the ROPP rider) with a payment of $20,000.

      o The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

                  We calculate the death benefit as follows:

                  The total purchase payments minus adjustments for partial surrenders:

                  Total purchase payments                                       $ 20,000

                  minus adjusted partial surrenders, calculated as:

                  $1,500 x $20,000
                  ---------------- =                                             - 1,667
                      $18,000                                                   --------

                  for a death benefit of:                                       $ 18,333


EXAMPLE -- MAV DEATH BENEFIT


o You purchase the contract (with the MAV rider) with a payment of $20,000.

o     On the first contract anniversary the contract value grows to $24,000.

o During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

                  We calculate the death benefit as follows:

                  The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

                  Greatest of your contract anniversary contract values:        $ 24,000

                  plus purchase payments made since that anniversary:                + 0

                  minus adjusted partial surrenders, calculated as:

                  $1,500 x $24,000
                  ---------------- =                                             - 1,636
                      $22,000                                                   --------

                  for a death benefit of:                                       $ 22,364


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 87

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT


      o You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

      o On the fifth contract anniversary the contract value grows to $30,000.

      o During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

                  We calculate the death benefit as follows:

                  The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

                  Greatest of your 5-year contract anniversary contract values:   $ 30,000

                  plus purchase payments made since that anniversary:                  + 0

                  minus adjusted partial surrenders, calculated as:

                  $1,500 x $30,000
                  ---------------- =                                               - 1,800
                      $25,000                                                     --------

                  for a death benefit of:                                         $ 28,200


EXAMPLE -- EEB DEATH BENEFIT


o You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

o During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

o On the first contract anniversary the contract value grows to $110,000. The death benefit equals:


      MAV death benefit amount (contract value):                                  $ 110,000
      plus the EEB which equals 40% of earnings
         at death (MAV death benefit amount minus payments not
         previously surrendered):

         0.40 x ($110,000 - $100,000) =                                              +4,000
                                                                                  ---------
      Total death benefit of:                                                     $ 114,000


o On the second contract anniversary the contract value falls to $105,000. The death benefit equals:


      MAV death benefit amount (maximum anniversary value):                       $ 110,000
      plus the EEB (40% of earnings at death):

         0.40 x ($110,000 - $100,000) =                                              +4,000
                                                                                  ---------
      Total death benefit of:                                                     $ 114,000


o During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:


      MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                  ($50,000 x $110,000)
      $110,000 -  --------------------  =                                         $  57,619
                       $105,000

      plus the EEB (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                                +1,048
                                                                                  ---------
      Total death benefit of:                                                     $  58,667


88 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

o On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

o On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:


      MAV death benefit amount (contract value):                 $ 200,000
      plus the EEB (40% of earnings at death)
         0.40 x 2.50 x ($55,000) =                                 +55,000
                                                                 ---------
      Total death benefit of:                                    $ 255,000


o During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:


      MAV death benefit amount (contract value less purchase
         payment credits reversed)                               $ 250,000
      plus the EEB (40% of earnings at death)
         0.40 x 2.50 x ($55,000) =                                 +55,000
                                                                 ---------
      Total death benefit of:                                    $ 305,000


o During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:


      MAV death benefit amount (contract value):                 $ 250,500
         plus the EEB which equals 40% of earnings
         at death (the standard death benefit amount minus
         payments not previously surrendered):
         0.40 x ($250,500 - $105,000) =                            +58,200
                                                                 ---------
      Total death benefit of:                                    $ 308,700

EXAMPLE -- EEP DEATH BENEFIT


o You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

o During the first contract year the contract value grows to $105,000. The death benefit on equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

o On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:


      MAV death benefit amount (contract value):                 $ 110,000
      plus the EEP Part I which equals 40% of earnings
         at death (the MAV death benefit amount minus
         purchase payments not previously surrendered):
         0.40 x ($110,000 - $100,000) =                             +4,000
                                                                 ---------
      Total death benefit of:                                    $ 114,000


o On the second contract anniversary the contract value falls to $105,000. The death benefit equals:


      MAV death benefit amount (maximum anniversary value):      $ 110,000
      plus the EEP Part I (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                             +4,000
      plus the EEP Part II which in the third contract year
         equals 10% of exchange purchase payments identified at
         issue and not previously surrendered:
         0.10 x $100,000 =                                         +10,000
                                                                 ---------
      Total death benefit of:                                    $ 124,000


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 89

o During the third contracy year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:


      MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                    ($50,000 x $110,000)
         $110,000 - -------------------- =                       $  57,619
                          $105,000

      plus the EEP Part I (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                               +1,048
      plus the EEP Part II which in the third contract year
         equals 10% of exchange purchase payments identified at
         issue and not previously surrendered:
         0.10 x $55,000 =                                           +5,500
                                                                 ---------
      Total death benefit of:                                    $  64,167


o On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

o On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:


      MAV death benefit amount (contract value):                 $ 200,000
      plus the EEP Part I (40% of earnings at death)
         .40 x (2.50 x $55,000) =                                  +55,000
      plus the EEP Part II which after the fourth contract
         year equals 20% of exchange purchase payments
         identified at issue and not previously surrendered:
         0.20 x $55,000 =                                          +11,000
                                                                 ---------
      Total death benefit of:                                    $ 266,000


o During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II. The death benefit equals:


      MAV death benefit amount (contract value less purchase
         payment credits reversed):                              $ 250,000
      plus the EEP Part I (40% of earnings at death)
         .40 x (2.50 x $55,000) =                                  +55,000
      plus the EEP Part II, which after the fourth contract
         year equals 20% of exchange purchase payments
         identified at issue and not previously surrendered:
         0.20 x $55,000 =                                          +11,000
                                                                 ---------
      Total death benefit of:                                    $ 316,000


o During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEP
      Part I changes but the value of the EEP Part II remains constant. The death benefit equals:


      MAV death benefit amount (contract value):                 $ 250,500
      plus the EEP Part I which equals 40% of earnings
         at death (the MAV death benefit minus payments not
         previously surrendered):
         0.40 x ($250,500 - $105,000) =                            +58,200
      plus the EEP Part II, which after the fourth contract
         year equals 20% of exchange purchase payments
         identified at issue and not previously surrendered:
         0.20 x $55,000 =                                          +11,000
                                                                 ---------
      Total death benefit of:                                    $ 319,700


90 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

APPENDIX E: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

o You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

o     You make no additional purchase payments.

o     You do not exercise the Elective Step-up option

o     The Accumulation Benefit rider fee is 0.60%.

                         ASSUMED NET     PARTIAL SURRENDER         ADJUSTED                  ACCUMULATION
END OF CONTRACT YEAR   RATE OF RETURN   (BEGINNING OF YEAR)   PARTIAL SURRENDER     MCAV    BENEFIT AMOUNT   CONTRACT VALUE
          1                 12%                     0                    0        100,000            0           111,328
          2                 15%                     0                    0        102,422            0           127,259
          3                  3%                     0                    0        104,861            0           130,290
          4                 -8%                     0                    0        104,861            0           119,148
          5                -15%                     0                    0        104,861            0           100,647
          6                 20%                 2,000                2,084        102,778            0           117,666
          7                 15%                     0                    0        108,252            0           134,504
          8                -10%                     0                    0        108,252            0           120,327
          9                -20%                 5,000                4,498        103,754            0            91,639
         10                -12%                     0                    0        103,754       23,734           103,754


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 91

EXAMPLE -- GWB FOR LIFE RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:


o     You purchase the RAVA 4 Select contract with a payment of $100,000.

o     You are the sole owner and also the annuitant. You are age 60.


o     You make no additional payments to the contract.


o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                          HYPOTHETICAL            BASIC WITHDRAWAL BENEFIT              LIFETIME WITHDRAWAL BENEFIT
CONTRACT                                    ASSUMED   ------------------------------------------------  ---------------------------
DURATION         PURCHASE      PARTIAL      CONTRACT
IN YEARS         PAYMENTS    WITHDRAWALS      VALUE      GBA            RBA        GBP          RBP        ALP           RALP
At Issue        $ 100,000      $   N/A     $ 100,000  $ 100,000      $100,000      $7,000       $7,000     $   N/A       $   N/A
0..5                    0        7,000        92,000    100,000        93,000       7,000            0         N/A           N/A
1                       0            0        91,000    100,000        93,000       7,000        7,000         N/A           N/A
1.5                     0        7,000        83,000    100,000        86,000       7,000            0         N/A           N/A
2                       0            0        81,000    100,000        86,000       7,000        7,000         N/A           N/A
5                       0            0        75,000    100,000        86,000       7,000        7,000       5,160(1)      5,160(1)
5.5                     0        5,160        70,000    100,000        80,840       7,000        1,840       5,160             0
6                       0            0        69,000    100,000        80,840       7,000        7,000       5,160         5,160
6.5                     0        7,000        62,000    100,000        73,840       7,000            0       3,720(2)          0
7                       0            0        70,000    100,000        73,840       7,000        7,000       4,200         4,200
7.5                     0       10,000        51,000     51,000(3)     51,000(3)    3,570            0       3,060(3)          0
8                       0            0        55,000     55,000        55,000       3,850        3,850       3,300         3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.

(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal.
      The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



92 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:


o     You purchase the RAVA 4 Select contract with a payment of $100,000.

o     You are the sole owner and also the annuitant. You are age 65.


o     You make no additional payments to the contract.


o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                        HYPOTHETICAL              BASIC WITHDRAWAL BENEFIT               LIFETIME WITHDRAWAL BENEFIT
CONTRACT                                   ASSUMED     ------------------------------------------------- ---------------------------
DURATION     PURCHASE       PARTIAL       CONTRACT
IN YEARS     PAYMENTS     WITHDRAWALS       VALUE        GBA           RBA          GBP        RBP           ALP           RALP
At Issue    $ 100,000       $   N/A       $100,000     $100,000      $100,000       $7,000     $7,000        $6,000        $6,000
1                   0             0        105,000      105,000       105,000        7,350      7,000(1)      6,300         6,000(1)
2                   0             0        110,000      110,000       110,000        7,700      7,000(1)      6,600         6,000(1)
3                   0             0        110,000      110,000       110,000        7,700      7,700(2)      6,600         6,600(2)
3.5                 0         6,600        110,000      110,000       103,400        7,700      1,100         6,600             0
4                   0             0        115,000      115,000       115,000        8,050      8,050         6,900         6,900
4.5                 0         8,050        116,000      115,000       106,950        8,050          0         6,900(3)          0
5                   0             0        120,000      120,000       120,000        8,400      8,400         7,200         7,200
5.5                 0        10,000        122,000      120,000(4)    110,000(4)     8,400          0         7,200(4)          0
6                   0             0        125,000      125,000       125,000        8,750      8,750         7,500         7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess.
      Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.

(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal.
      The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 93

APPENDIX F: EXAMPLE -- RMD CALCULATION


This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.


For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, the amount you withdraw each year from this contract to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

      o A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

      o Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

      o Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.


      o Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the GWB for Life rider.


(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,

      o A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current Contract Year.

      o Any withdrawals taken in a Contract Year will count first against and reduce the RALP for that Contract Year.

      o Once the RALP for the current Contract Year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.


      o Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the GWB for Life rider.


(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

      o An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

      o This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1)   determined by us each calendar year;

(2)   based on the value of this contract alone on the date it is determined;
      and

(3) based on the company's understanding and interpretation of the requirements for the following types of plans under the Code as of the date of this prospectus:

Life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

1.    IRAs under Section 408(b) of the Code;

2.    Roth IRAs under Section 408A of the Code;

3.    SIMPLE IRAs under Section 408A of the Code;

4.    Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
      Code;

5.    Custodial and investment only plans under Section 401(a) of the Code;

6.    TSAs under Section 403(b) of the Code.


In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your GWB for Life rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.


In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., some ownerships by trusts and charities), the ALERMDA calculated by us will equal zero in all years. The ALERMDA calculated by us will also equal zero in all years for contracts not covered by the sections of the Code listed above as of the date of this prospectus.


Please consult your tax advisor about the impact of these rules prior to purchasing the GWB for Life rider.



94 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

APPENDIX G: CONDENSED FINANCIAL INFORMATION
(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parenthesis.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,060
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          719
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          695
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                       16,983
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          607
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                        6,467
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,936
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                       33,087
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          346
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          987
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                       36,949
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,143
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 95

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,469
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                       48,403
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                       23,001
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                       23,928
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          733
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          693
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                       46,638
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          403
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,467
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                       94,738
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                       36,125
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,653
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                        6,443
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        4,228
------------------------------------------------------------------------------------------------------------------------------------



96 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                        5,798
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        4,040
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          277

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap
      Growth Portfolio, Class I on April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          320
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,045
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                        4,446
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                       26,194
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          164
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,542
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,088
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                       64,310
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          138
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                       82,883
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          829
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 97

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                       34,337

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006
      were 3.64% and 3.71%, respectively
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          736
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                      145,290
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                       93,936
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                       18,150
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                       64,829
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                       41,689
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                       53,228
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,470
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        6,215
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                       49,975
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,285
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          461
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                             $    1.00
Accumulation unit value at end of period                                                                                   $    1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          285
------------------------------------------------------------------------------------------------------------------------------------



98 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          338
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                       50,393
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,079
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          107
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,091
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          397
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                       24,338
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                       67,895
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                       21,964
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                       17,766
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                       23,903
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        9,756
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          556
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,212
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 99

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,047
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          575
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          377
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        7,279
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          566
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,366
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          815
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                       17,586
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          170
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,124
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                       16,170
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,228
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,032
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                       25,237
------------------------------------------------------------------------------------------------------------------------------------



100 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                       11,268
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                       11,513
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          334
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          218
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                       27,120
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          252
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          776
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                       48,092
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                       18,038
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,434
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,157
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,407
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                        4,294
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,797
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 101

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                          122

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged in to Legg Mason Partners Variable Small Cap
      Growth Portfolio, Class I on April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          321
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,087
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,967
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                       12,041
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          124
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,158
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,177
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                       37,454
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          113
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                       42,994
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          692
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                       30,300

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006
      were 3.47% and 3.53%,respectively.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,313
------------------------------------------------------------------------------------------------------------------------------------



102 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                       82,281
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                       47,849
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        8,077
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                       31,988
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                       23,263
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                       29,756
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,229
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        4,619
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                       28,107
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,483
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          275
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          255
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          201
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                       23,159
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 103

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          808
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           84
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND ( 6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,511
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          344
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                       10,682
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                       32,553
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                       11,119
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        8,501
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                       11,710
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        4,737
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                          327
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          854
------------------------------------------------------------------------------------------------------------------------------------



104 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          159
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          320
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           92
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,445
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                           98
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,142
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          507
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                        8,397
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          111
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          250
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        7,306
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,105
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          588
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                       11,519
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 105

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                            2006
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                        5,330
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        5,526
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          187
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          104
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                       11,485
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           85
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          403
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                       21,709
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        8,140
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          577
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,034
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          896
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,910
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,088
------------------------------------------------------------------------------------------------------------------------------------



106 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                           30

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small
      Cap Growth Portfolio, Class I on April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           77
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                          980
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,198
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        5,540
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          131
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          890
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,148
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                       15,783
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                           14
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                       18,644
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          306
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        9,715

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006
      were 3.38% and 3.44%, respectively.
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 107

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          238
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                       34,539
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                       20,717
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,634
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                       14,138
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                        9,735
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                       12,575
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          367
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,111
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                       11,996
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          490
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          129
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           24
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          160
------------------------------------------------------------------------------------------------------------------------------------



108 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                       10,320
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          235
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           61
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          369
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           54
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        4,783
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                       14,779
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        5,010
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,807
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                        5,176
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,525
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                          120
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          248
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 109

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                           15
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           33
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           25
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          203
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                           21
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           66
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           73
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          875
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                           12
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           76
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          508
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          118
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          166
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,110
------------------------------------------------------------------------------------------------------------------------------------



110 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                          474
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          738
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                           66
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           61
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,613
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                            3
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           62
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,983
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          824
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          120
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                          108
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          119
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          403
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          186
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 111

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                           --

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap
      Growth Portfolio, Class I on April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           60
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                          176
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          101
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          432
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           13
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          108
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          133
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,211
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,767
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           42
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,340

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006
      were 3.23% and 3.28%, respectively.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                            5
------------------------------------------------------------------------------------------------------------------------------------



112 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,649
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,080
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                          297
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,144
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,823
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,572
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           64
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          163
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,216
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           97
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           17
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                            3
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           28
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          810
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 113

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           12
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                            2
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           45
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           24
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          336
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,254
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                          494
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          295
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          495
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          279
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                            7
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           65
------------------------------------------------------------------------------------------------------------------------------------



114 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          257
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          252
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           60
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,832
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                          102
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          564
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          293
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                        5,843
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                           23
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          267
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        4,125
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          903
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          576
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        7,437
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 115

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,503
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,433
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          205
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           72
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                       10,136
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           35
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          382
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                       14,254
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        5,441
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          483
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,107
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,064
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,030
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          665
------------------------------------------------------------------------------------------------------------------------------------



116 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                           27

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap
      Growth Portfolio, Class I on April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           80
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                          793
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,005
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,205
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           29
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          663
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          715
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                       12,934
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                           98
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                       12,825
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          225
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        9,800

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006
      were 3.17% and 3.22%, respectively.
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 117

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          178
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                       26,100
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                       14,023
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,130
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                        8,957
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                        7,409
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                        9,303
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          220
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,205
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                        8,700
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          266
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          207
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           20
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           44
------------------------------------------------------------------------------------------------------------------------------------



118 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        6,289
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          361
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           32
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          623
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           51
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,786
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        9,512
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,387
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,328
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,490
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,995
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                           37
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          178
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 119

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                           96
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           13
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          114
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          222
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                           14
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           43
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           65
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,561
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                            4
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           40
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          530
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          213
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          286
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,493
------------------------------------------------------------------------------------------------------------------------------------



120 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                          748
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                          700
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                           35
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           18
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        4,655
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           32
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           79
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,216
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,152
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          234
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (6/26/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                          414
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          232
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          485
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          196
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 121

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE
VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                            4

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap
      Growth Portfolio, Class I on April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           57
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                          156
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          467
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          680
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                            5
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          266
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          231
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,974
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                            6
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,481
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          350
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        7,385

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006
      were 3.03% and 3.08%, respectively.
------------------------------------------------------------------------------------------------------------------------------------



122 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        7,385
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                        5,708
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,489
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                          340
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,499
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,982
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,119
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           69
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          514
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,866
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          100
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           38
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           15
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           16
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 123

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,085
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           10
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                            6
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          130
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                            5
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          417
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,999
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                          624
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          397
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          779
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          422
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                            9
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/26/2006)
Accumulation unit value at beginning of period                                                                              $   1.00
Accumulation unit value at end of period                                                                                    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           74
------------------------------------------------------------------------------------------------------------------------------------



124 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts ...........................   p. 3
Rating Agencies .......................................   p. 4
Revenues Received During Calendar Year 2006. ..........   p. 4
Principal Underwriter .................................   p. 5
Independent Registered Public Accounting Firm .........   p. 5
Financial Statements



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS 125

RIVERSOURCE [LOGO](SM)
         ANNUITIES

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

   RiverSource Distributors, Inc. (Distributor), Member NASD. Insurance and
    annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with Ameriprise Financial Services, Inc


             (C) 2007 Ameriprise Financial, Inc. All rights reserved.

S-6503 D (5/07)

                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)
          RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R) - BAND 3
         RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY
           RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY
     RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY - BAND 3
       RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE ANNUITY
        RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R) VARIABLE ANNUITY RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY
         RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY
                   RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY

                        RIVERSOURCE VARIABLE ACCOUNT 10
                   (previously IDS LIFE VARIABLE ACCOUNT 10)
                                  MAY 1, 2007


RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

TABLE OF CONTENTS


Calculating Annuity Payouts ...........................................  p. 3

Rating Agencies .......................................................  p. 4

Revenues Received During Calendar Year 2006 ...........................  p. 4

Principal Underwriter .................................................  p. 5

Independent Registered Public Accounting Firm .........................  p. 5

Financial Statements


CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.



2 - RIVERSOURCE VARIABLE ACCOUNT 10

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

o determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


RIVERSOURCE VARIABLE ACCOUNT 10 - 3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to RiverSource Life, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:


A.M. Best                                                       www.ambest.com

Fitch                                                     www.fitchratings.com

Moody's                                               www.moodys.com/insurance

Standard & Poor's                                     www.standardandpoors.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2006:

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

--------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                $14,119,393.11
Wanger Advisors Trust                                                  $ 9,994,792.02
Franklin(R) Templeton(R) Variable Insurance Products Trust             $ 9,889,398.02
American Century(R) Variable Portfolios, Inc.                          $ 8,111,950.96
AllianceBernstein Variable Products Series Fund, Inc.                  $ 6,935,380.14
AIM Variable Insurance Funds                                           $ 6,806,164.35
Goldman Sachs Variable Insurance Trust                                 $ 6,192,884.80
Oppenheimer Variable Account Funds                                     $ 5,619,718.04
Van Kampen Life Investment Trust                                       $ 4,719,402.91
MFS(R) Variable Insurance Trust(SM)                                    $ 3,669,262.58
Putnam Variable Trust                                                  $ 3,209,435.18
Wells Fargo Advantage Variable Trust Funds                             $ 1,839,774.87
Evergreen Variable Annuity Trust                                       $ 1,525,346.92
Credit Suisse Trust                                                    $ 1,417,351.20
Janus Aspen Series                                                     $ 1,336,421.58
Lazard Retirement Series, Inc.                                         $ 1,320,263.36
Columbia Funds Variable Insurance Trust                                $ 1,225,769.87
Third Avenue Variable Series Trust                                     $   988,460.13
Royce Capital Fund                                                     $   812,542.64
Pioneer Variable Contracts Trust                                       $   433,483.35
PIMCO Variable Insurance Trust                                         $   319,348.24
The Universal Institutional Funds, Inc.                                $   208,788.04
Calvert Variable Series, Inc.                                          $   201,270.34
Neuberger Berman Advisers Management Trust                             $   157,988.04
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund         $   143,753.64
STI Classic Variable Trust                                             $    38,512.36
Premier VIT                                                            $    13,581.86
Baron Capital Funds Trust                                              $     7,097.88
J.P. Morgan Series Trust II                                            $     4,376.19
Legg Mason Partners Variable Portfolios                                $       885.00
--------------------------------------------------------------------------------------

If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.



4 - RIVERSOURCE VARIABLE ACCOUNT 10

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.


Prior to Jan. 1, 2007, IDS Life served as the principal underwriter for the contracts. For the past three years, the aggregate dollar amount of underwriting commissions paid to IDS Life for the variable account has been:
2006: $290,026,122; 2005: $197,139,903 and 2004: $122,265,642. IDS Life
retained no underwriting commission from the sale of the contracts.

Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2006 and 2005, and for each of the three years in the period ended Dec. 31, 2006, and the individual financial statements of the segregated asset subaccounts of the RiverSource Variable Account 10 which includes RiverSource Retirement Advisor Variable Annuity, RiverSource Retirement Advisor Variable Annuity - Band 3, RiverSource Retirement Advisor Advantage Variable Annuity, RiverSource Retirement Advisor Select Variable Annuity, RiverSource Retirement Advisor Advantage Variable Annuity - Band 3, RiverSource Retirement Advisor Advantage Plus Variable Annuity, RiverSource Retirement Advisor Select Plus Variable Annuity, RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity, RiverSource Retirement Advisor 4 Access Variable Annuity and RiverSource Flexible Portfolio Annuity at Dec. 31, 2006, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



RIVERSOURCE VARIABLE ACCOUNT 10 - 5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 104 segregated asset subaccounts of RiverSource Variable Account 10 (previously IDS Life Variable Account 10), referred to in Note 1, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Company (previously IDS Life Insurance Company). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource Variable Account 10's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource Variable Account 10's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 104 segregated asset subaccounts of RiverSource Variable Account 10, referred to in Note 1, at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                 /s/ Ernst & Young LLP


Minneapolis, Minnesota

April 24, 2007



6 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               AIM VI        AIM VI         AIM VI         AIM VI         AIM VI
                                                             CAP APPR,      CAP APPR,      CAP DEV,       CAP DEV,       CORE EQ,
DEC. 31, 2006                                                  SER I         SER II          SER I         SER II         SER I
ASSETS

Investments, at value(1),(2)                               $ 74,671,394   $223,711,953   $ 53,160,352   $ 69,831,722   $396,958,020
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from RiverSource Life for contract
   purchase payments                                              2,052         38,469         75,599         16,387             --
Receivable for share redemptions                                 58,204        214,083         47,254        145,991        941,337
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 74,731,650    223,964,505     53,283,205     69,994,100    397,899,357
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                                50,158        153,256         35,997         47,436        400,593
   Contract terminations                                          8,046         60,827         11,258         98,555        540,744
Payable for investments purchased                                 2,052         38,469         75,599         16,387             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                60,256        252,552        122,854        162,378        941,337
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                    74,500,269    223,674,593     53,114,547     69,805,384    394,632,991
Net assets applicable to contracts in payment period            171,125         37,360         45,804         26,338      2,325,029
Net assets applicable to seed money                                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 74,671,394   $223,711,953   $ 53,160,351   $ 69,831,722   $396,958,020
====================================================================================================================================
(1) Investment shares                                         2,847,879      8,634,193      2,884,447      3,839,017     14,583,322
(2) Investments, at cost                                   $ 88,714,074   $191,459,096   $ 37,284,550   $ 51,893,257   $310,450,499
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                               DYN,         FIN SERV,      FIN SERV,     GLOBAL HLTH     INTL GRO,
DEC. 31, 2006 (CONTINUED)                                      SER I          SER I         SER II      CARE, SER II      SER II
ASSETS

Investments, at value(1),(2)                               $ 15,850,156   $ 30,101,537   $  1,595,993   $ 91,681,734   $  7,022,690
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from RiverSource Life for contract
   purchase payments                                              1,319          1,783         24,036        264,047         45,555
Receivable for share redemptions                                 11,043         62,925          1,101         61,532          9,442
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 15,862,518     30,166,245      1,621,130     92,007,313      7,077,687
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                                10,665         20,275          1,101         61,532          4,726
   Contract terminations                                            378         42,651             --             --          4,716
Payable for investments purchased                                 1,319          1,783         24,036        264,047         45,555
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                12,362         64,709         25,137        325,579         54,997
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                    15,826,329     30,094,729      1,595,993     91,681,734      7,022,690
Net assets applicable to contracts in payment period             23,827          6,807             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 15,850,156   $ 30,101,536   $  1,595,993   $ 91,681,734   $  7,022,690
====================================================================================================================================
(1) Investment shares                                           924,207      1,728,980         92,094      4,292,216        240,916
(2) Investments, at cost                                   $ 10,173,585   $ 23,432,947   $  1,534,503   $ 87,205,107   $  6,236,471
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                            AIM VI         AB VPS         AB VPS          AB VPS          AB VPS
                                                             TECH,      GLOBAL TECH,    GRO & INC,       INTL VAL,      LG CAP GRO,
DEC. 31, 2006 (CONTINUED)                                    SER I          CL B           CL B            CL B            CL B
ASSETS

Investments, at value(1),(2)                             $ 35,223,143   $ 38,748,334   $333,791,225   $1,057,186,926   $    729,910
Dividends receivable                                               --             --             --               --             --
Accounts receivable from RiverSource Life for contract
   purchase payments                                            3,322         98,535         48,466          677,427          6,277
Receivable for share redemptions                               57,549         26,497        505,547        1,054,435            495
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               35,284,014     38,873,366    334,345,238    1,058,918,788        736,682
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                              23,873         25,541        228,407          718,038            495
   Contract terminations                                       33,676            956        277,141          336,397             --
Payable for investments purchased                               3,322         98,535         48,466          677,427          6,277
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              60,871        125,032        554,014        1,731,862          6,772
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                  35,223,143     38,748,334    333,474,490    1,056,476,514        729,800
Net assets applicable to contracts in payment period               --             --        316,734          710,412             --
Net assets applicable to seed money                                --             --             --               --            110
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $ 35,223,143   $ 38,748,334   $333,791,224   $1,057,186,926   $    729,910
====================================================================================================================================
(1) Investment shares                                       2,512,350      2,287,387     12,394,773       42,731,889         27,680
(2) Investments, at cost                                 $ 29,493,115   $ 36,291,771   $261,903,414   $  737,855,507   $    699,908
------------------------------------------------------------------------------------------------------------------------------------

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                             AC VP         AC VP          AC VP            AC VP           AC VP
                                                             INTL,         INTL,       MID CAP VAL,        ULTRA,           VAL,
DEC. 31, 2006 (CONTINUED)                                    CL I          CL II          CL II            CL II            CL I
ASSETS

Investments, at value(1),(2)                             $ 66,174,158   $123,391,731   $  3,176,150   $  203,884,825   $627,151,221
Dividends receivable                                               --             --             --               --             --
Accounts receivable from RiverSource Life for contract
   purchase payments                                              128         91,926          6,943          565,793         25,568
Receivable for share redemptions                              180,979        135,238          2,200          155,579      1,282,154
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               66,355,265    123,618,895      3,185,293      204,606,197    628,458,943
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                              44,988         84,429          2,147          137,167        573,419
   Contract terminations                                      135,991         50,809             53           18,412        708,735
Payable for investments purchased                                 128         91,926          6,943          565,793         25,568
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             181,107        227,164          9,143          721,372      1,307,722
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                  66,014,495    123,213,005      3,176,150      203,884,825    624,638,642
Net assets applicable to contracts in payment period          159,663        178,726             --               --      2,512,579
Net assets applicable to seed money                                --             --             --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $ 66,174,158   $123,391,731   $  3,176,150   $  203,884,825   $627,151,221
====================================================================================================================================
(1) Investment shares                                       6,538,948     12,217,003        235,445       20,429,341     71,756,433
(2) Investments, at cost                                 $ 56,914,076   $ 81,926,984   $  3,107,935   $  202,888,491   $499,330,183
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



8 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                            AC VP                          COL          COL MARSICO     COL MARSICO
                                                             VAL,        CALVERT VS      HI YIELD,         GRO,          INTL OPP,
DEC. 31, 2006 (CONTINUED)                                   CL II        SOCIAL BAL       VS CL B         VS CL A         VS CL B
ASSETS

Investments, at value(1),(2)                             $437,608,479   $ 56,141,864   $ 114,551,839   $ 331,754,198   $169,997,946
Dividends receivable                                               --             --              --              --             --
Accounts receivable from RiverSource Life for contract
   purchase payments                                           39,416         10,395         103,893         836,593        530,817
Receivable for share redemptions                              729,285         49,706          81,737         224,669        114,517
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              438,377,180     56,201,965     114,737,469     332,815,460    170,643,280
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                             301,553         38,885          80,303         224,670        114,518
   Contract terminations                                      427,732         10,821           1,434              --             --
Payable for investments purchased                              39,416         10,395         103,893         836,593        530,817
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             768,701         60,101         185,630       1,061,263        645,335
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                 436,944,876     56,023,255     114,538,218     331,749,010    169,977,143
Net assets applicable to contracts in payment period          663,603        118,609          13,621           5,187         20,802
Net assets applicable to seed money                                --             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $437,608,479   $ 56,141,864   $ 114,551,839   $ 331,754,197   $169,997,945
====================================================================================================================================
(1) Investment shares                                      50,126,974     27,656,091       9,935,112      17,479,146      7,744,781
(2) Investments, at cost                                 $375,011,476   $ 50,158,246   $ 110,023,134   $ 307,524,161   $152,674,478
------------------------------------------------------------------------------------------------------------------------------------

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                              CS             CS             CS           DREY VIF        DREY VIF
                                                           COMMODITY       MID-CAP        SM CAP         INTL EQ,        INTL VAL,
DEC. 31, 2006 (CONTINUED)                                   RETURN          CORE          CORE I           SERV            SERV
ASSETS

Investments, at value(1),(2)                             $137,217,868   $ 25,342,871   $ 208,261,571   $   1,844,513   $  1,351,009
Dividends receivable                                               --             --              --              --             --
Accounts receivable from RiverSource Life for contract
   purchase payments                                          375,968             --              --           1,022          9,829
Receivable for share redemptions                              217,997         51,119         546,038           2,505            960
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              137,811,833     25,393,990     208,807,609       1,848,040      1,361,798
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                              93,740         17,264         210,936           1,361            954
   Contract terminations                                      124,257         33,855         335,103           1,144              6
Payable for investments purchased                             375,968             --              --           1,022          9,829
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             593,965         51,119         546,039           3,527         10,789
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                 137,217,868     25,325,816     207,521,229       1,844,513      1,351,009
Net assets applicable to contracts in payment period               --         17,055         740,341              --             --
Net assets applicable to seed money                                --             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $137,217,868   $ 25,342,871   $ 208,261,570   $   1,844,513   $  1,351,009
====================================================================================================================================
(1) Investment shares                                      13,232,196      1,885,630      13,350,101          91,996         69,389
(2) Investments, at cost                                 $139,742,773   $ 24,834,848   $ 212,483,217   $   1,704,374   $  1,265,343
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                          EV VT           EG VA           EG VA          FID VIP          FID VIP
                                                      FLOATING-RATE    FUNDAMENTAL       INTL EQ,       CONTRAFUND,     GRO & INC,
DEC. 31, 2006 (CONTINUED)                                 INC         LG CAP, CL 2         CL 2          SERV CL 2        SERV CL
ASSETS

Investments, at value(1),(2)                          $ 306,684,071   $ 32,620,279   $   71,677,408   $  654,611,294   $209,031,284
Dividends receivable                                      1,570,870             --               --               --             --
Accounts receivable from RiverSource Life for
   contract purchase payments                             1,095,193         10,747           20,211        1,833,839            114
Receivable for share redemptions                            212,363         40,113           85,992          441,362        257,504
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                            309,562,497     32,671,139       71,783,611      656,886,495    209,288,902
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                           212,362         22,440           50,385          441,362        141,591
   Contract terminations                                         --         17,673           35,607               --        115,913
Payable for investments purchased                         2,666,064         10,747           20,211        1,833,839            114
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         2,878,426         50,860          106,203        2,275,201        257,618
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                               306,684,071     32,549,980       71,658,532      654,524,665    208,565,188
Net assets applicable to contracts in payment
   period                                                        --         70,215           18,876           86,629        466,096
Net assets applicable to seed money                              --             84               --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                      $ 306,684,071   $ 32,620,279   $   71,677,408   $  654,611,294   $209,031,284
====================================================================================================================================
(1) Investment shares                                    30,546,222      1,670,265        4,446,489       21,041,829     13,056,295
(2) Investments, at cost                              $ 306,529,023   $ 27,013,376   $   60,956,351   $  659,894,764   $185,671,380
------------------------------------------------------------------------------------------------------------------------------------

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                         FID VIP         FID VIP         FID VIP          FID VIP         FID VIP
                                                        GRO & INC,      MID CAP,         MID CAP,        OVERSEAS,       OVERSEAS,
DEC. 31, 2006 (CONTINUED)                               SERV CL 2        SERV CL        SERV CL 2         SERV CL        SERV CL 2
ASSETS

Investments, at value(1),(2)                          $ 417,155,182   $413,295,616   $1,208,846,883   $  102,498,316   $248,078,486
Dividends receivable                                             --             --               --               --             --
Accounts receivable from RiverSource Life for
   contract purchase payments                                   117            189          817,325           10,778         38,332
Receivable for share redemptions                            473,193        592,555          849,882           69,003        454,790
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                            417,628,492    413,888,360    1,210,514,090      102,578,097    248,571,608
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                           286,261        278,877          829,836           69,003        170,941
   Contract terminations                                    186,932        313,677           20,047               --        283,848
Payable for investments purchased                               117            189          817,325           10,778         38,332
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           473,310        592,743        1,667,208           79,781        493,121
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                               416,393,574    412,141,496    1,208,050,334      102,076,131    247,678,132
Net assets applicable to contracts in payment
   period                                                   761,608      1,154,121          796,548          422,185        400,355
Net assets applicable to seed money                              --             --               --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                      $ 417,155,182   $413,295,617   $1,208,846,882   $  102,498,316   $248,078,487
====================================================================================================================================
(1) Investment shares                                    26,302,344     11,948,413       35,294,799        4,295,822     10,445,410
(2) Investments, at cost                              $ 328,387,189   $252,194,662   $  952,937,402   $   76,959,278   $164,883,125
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



10 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
                                                       FTVIPT FRANK     FTVIPT FRANK       FTVIPT          FTVIPT         FTVIPT
                                                     GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
DEC. 31, 2006 (CONTINUED)                                  CL 2             CL 2         SEC, CL 2       SEC, CL 1       SEC, CL 2
ASSETS

Investments, at value(1),(2)                         $    773,536,215   $380,878,128   $ 309,114,172   $ 252,257,533   $ 51,831,219
Dividends receivable                                               --             --              --              --             --
Accounts receivable from RiverSource Life for
   contract purchase payments                                 103,161         86,297          64,465              --             --
Receivable for share redemptions                            1,256,314        585,238         463,296         766,760         57,600
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              774,895,690    381,549,663     309,641,933     253,024,293     51,888,819
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                             527,049        260,962         216,073         254,546         35,149
   Contract terminations                                      729,265        324,276         247,222         512,214         22,451
Payable for investments purchased                             103,161         86,297          64,465              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           1,359,475        671,535         527,760         766,760         57,600
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                 772,690,536    380,557,029     308,668,311     251,452,132     51,618,138
Net assets applicable to contracts in payment
   period                                                     845,679        321,099         445,862         805,401        213,081
Net assets applicable to seed money                                --             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $    773,536,215   $380,878,128   $ 309,114,173   $ 252,257,533   $ 51,831,219
====================================================================================================================================
(1) Investment shares                                      22,304,966     20,270,257      15,100,839      18,121,949      2,768,762
(2) Investments, at cost                             $    532,986,121   $264,632,818   $ 245,035,824   $ 139,427,766   $ 34,430,956
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
                                                         GS VIT            GS VIT          GS VIT       JANUS ASPEN     JANUS ASPEN
                                                         MID CAP         STRUCTD SM     STRUCTD U.S.    GLOBAL TECH,     INTL GRO,
DEC. 31, 2006 (CONTINUED)                               VAL, INST       CAP EQ, INST      EQ, INST          SERV            SERV
ASSETS

Investments, at value(1),(2)                         $    835,017,909   $ 37,272,147   $ 524,190,859   $  23,643,711   $192,641,557
Dividends receivable                                               --             --              --              --             --
Accounts receivable from RiverSource Life for
   contract purchase payments                                  54,695             --         235,592           4,962             --
Receivable for share redemptions                              994,643         25,479         396,917          15,900        386,929
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              836,067,247     37,297,626     524,823,368      23,664,573    193,028,486
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                             571,028         25,397         357,424          15,900        129,155
   Contract terminations                                      423,614             82          39,493              --        257,774
Payable for investments purchased                              54,695             --         235,592           4,962             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           1,049,337         25,479         632,509          20,862        386,929
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                 834,299,667     37,213,950     523,646,208      23,565,786    192,439,327
Net assets applicable to contracts in payment
   period                                                     718,243         58,197         544,651          77,925        202,230
Net assets applicable to seed money                                --             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $    835,017,910   $ 37,272,147   $ 524,190,859   $  23,643,711   $192,641,557
====================================================================================================================================
(1) Investment shares                                      51,896,700      2,581,174      35,732,165       5,537,169      3,806,393
(2) Investments, at cost                             $    743,932,651   $ 29,842,331   $ 436,520,923   $  31,908,872   $110,830,857
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED  ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                       JANUS ASPEN        LAZARD         LM PTNRS          MFS             MFS
                                                       MID CAP GRO,       RETIRE        VAR SM CAP    INV GRO STOCK,     NEW DIS,
DEC. 31, 2006 (CONTINUED)                                  SERV       INTL EQ, SERV     GRO, CL II       SERV CL         SERV CL
ASSETS

Investments, at value(1),(2)                           $  30,258,127   $ 207,521,839   $   2,517,259   $136,819,006   $  98,902,083
Dividends receivable                                              --              --              --             --              --
Accounts receivable from RiverSource
   Life for contract purchase payments                         5,265              --           2,679         78,423              20
Receivable for share redemptions                              30,731         242,204          66,947        155,934         237,954
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              30,294,123     207,764,043       2,586,885    137,053,363      99,140,057
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                             20,116         141,845           1,728         93,713          67,957
   Contract terminations                                      10,615         100,359          65,219         62,221         169,997
Payable for investments purchased                              5,265              --           2,679         78,423              20
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             35,996         242,204          69,626        234,357         237,974
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
   in accumulation period                                  30,244,976     207,037,169       2,517,089    136,541,826      98,808,511
Net assets applicable to contracts in payment period          13,151         484,670              --        277,180          93,572
Net assets applicable to seed money                               --              --             170             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $  30,258,127   $ 207,521,839   $   2,517,259   $136,819,006   $  98,902,083
====================================================================================================================================
(1) Investment shares                                        939,985      13,936,994         173,007     13,117,834       5,766,885
(2) Investments, at cost                               $  34,085,073   $ 145,916,697   $   2,515,754   $129,464,264   $  81,394,765
------------------------------------------------------------------------------------------------------------------------------------

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                            MFS             MFS           NB AMT        NB AMT SOC        OPPEN
                                                       TOTAL RETURN,     UTILITIES,        INTL,        RESPONSIVE,   GLOBAL SEC VA,
DEC. 31, 2006 (CONTINUED)                                 SERV CL         SERV CL          CL S            CL S            SERV
ASSETS

Investments, at value(1),(2)                           $ 106,831,274   $ 254,044,012   $ 160,105,820   $    530,352   $ 176,343,816
Dividends receivable                                              --              --              --             --              --
Accounts receivable from RiverSource
   Life for contract purchase payments                        65,452         113,754         477,665            976          84,238
Receivable for share redemptions                              76,343         293,607         108,236            573         242,175
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                             106,973,069     254,451,373     160,691,721        531,901     176,670,229
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                             76,343         173,022         108,236            385         123,043
   Contract terminations                                          --         120,586              --            189         119,132
Payable for investments purchased                             65,452         113,754         477,665            976          84,238
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            141,795         407,362         585,901          1,550         326,413
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
   in accumulation period                                106,606,815     253,760,548     160,105,820        530,265     176,204,675
Net assets applicable to contracts in payment period         224,459         283,463              --             --         139,141
Net assets applicable to seed money                               --              --              --             86              --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $ 106,831,274   $ 254,044,011   $ 160,105,820   $    530,351   $ 176,343,816
====================================================================================================================================
(1) Investment shares                                      4,929,916       8,757,119      11,204,046         31,777       4,832,661
(2) Investments, at cost                               $ 100,132,307   $ 184,312,073   $ 142,297,668   $    498,673   $ 148,244,502
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



12 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                           OPPEN           OPPEN          OPPEN         PIMCO VIT        PIONEER
                                                        MAIN ST SM       STRATEGIC        VAL VA,       ALL ASSET,     EQ INC VCT,
DEC. 31, 2006 (CONTINUED)                              CAP VA, SERV    BOND VA, SERV       SERV         ADVISOR CL        CL II
ASSETS

Investments, at value(1),(2)                           $ 113,491,896   $ 936,135,727   $     395,618   $460,232,672   $  69,591,303
Dividends receivable                                              --              --              --             --              --
Accounts receivable from RiverSource
   Life for contract purchase payments                       137,041       2,157,857             734      1,260,066              --
Receivable for share redemptions                             225,590         641,614             279        314,802          97,416
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                             113,854,527     938,935,198         396,631    461,807,540      69,688,719
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                             79,301         641,614             279        314,802          48,032
   Contract terminations                                     146,290              --              --             --          49,384
Payable for investments purchased                            137,041       2,157,857             734      1,260,066              --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            362,632       2,799,471           1,013      1,574,868          97,416
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                113,424,715     935,492,215         395,458    460,232,672      69,405,174
Net assets applicable to contracts in payment period          67,180         643,512              --             --         186,129
Net assets applicable to seed money                               --              --             160             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $ 113,491,895   $ 936,135,727   $     395,618   $460,232,672   $  69,591,303
====================================================================================================================================
(1) Investment shares                                      5,979,552     175,306,316          34,193     39,403,482       2,775,880
(2) Investments, at cost                               $  99,126,562   $ 900,503,890   $     417,087   $460,849,279   $  50,222,306
------------------------------------------------------------------------------------------------------------------------------------

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                          PIONEER         PUT VT           PUT VT         PUT VT          PUT VT
                                                       INTL VAL VCT,   HLTH SCIENCES,     INTL EQ,     INTL NEW OPP,     NEW OPP,
DEC. 31, 2006 (CONTINUED)                                  CL II           CL IB           CL IB          CL IB           CL IA
ASSETS

Investments, at value(1),(2)                           $   8,667,592   $  51,796,301   $ 102,619,520   $ 94,462,845   $ 223,046,745
Dividends receivable                                              --              --              --             --              --
Accounts receivable from RiverSource
   Life for contract purchase payments                        36,711           7,285          19,961             --              --
Receivable for share redemptions                               7,415          69,259         287,259        106,518         632,191
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               8,711,718      51,872,845     102,926,740     94,569,363     223,678,936
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                              2,834          35,456          70,152         63,248         225,128
   Contract terminations                                       4,581          33,804         217,108         43,270         407,063
Payable for investments purchased                             36,711           7,285          19,961             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             44,126          76,545         307,221        106,518         632,191
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                  8,667,517      51,745,508     102,583,471     94,383,724     222,067,949
Net assets applicable to contracts in payment period              --          50,792          36,048         79,121         978,796
Net assets applicable to seed money                               75              --              --             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $   8,667,592   $  51,796,300   $ 102,619,519   $ 94,462,845   $ 223,046,745
====================================================================================================================================
(1) Investment shares                                        520,264       3,808,552       4,971,876      5,176,046      10,955,145
(2) Investments, at cost                               $   8,605,294   $  44,739,064   $  59,312,842   $ 88,778,647   $ 250,281,171
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 13

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------------------
                                                   PUT VT
                                                   VISTA,            RVS VP           RVS VP           RVS VP           RVS VP
DEC. 31, 2006 (CONTINUED)                          CL IB              BAL            CASH MGMT        CORE BOND        DIV BOND
ASSETS

Investments, at value(1),(2)                   $    84,667,568   $  471,287,856   $  791,280,469   $   62,490,982   $ 1,824,890,065
Dividends receivable                                        --               --        2,825,748          199,391         6,592,018
Accounts receivable from RiverSource
   Life for contract purchase payments                  28,650          162,009        1,270,891          138,767         2,875,024
Receivable for share redemptions                       125,241               --               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                        84,821,459      471,449,865      795,377,108       62,829,140     1,834,357,107
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                       57,162          402,582          578,714           44,041         1,319,532
   Contract terminations                                68,080          157,388          724,152           12,378           133,655
Payable for investments purchased                       28,650               --               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      153,892          559,970        1,302,866           56,419         1,453,187
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
   in accumulation period                           84,479,858      464,956,839      793,808,368       62,759,477     1,828,013,764
Net assets applicable to contracts
   in payment period                                   187,709        5,933,056          265,874           11,158         4,890,156
Net assets applicable to seed money                         --               --               --            2,086                --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                               $    84,667,567   $  470,889,895   $  794,074,242   $   62,772,721   $ 1,832,903,920
====================================================================================================================================
(1) Investment shares                                5,759,698       30,185,993      791,562,684        6,367,789       174,267,844
(2) Investments, at cost                       $   102,900,695   $  490,974,172   $  791,289,936   $   62,860,796   $ 1,827,313,037
------------------------------------------------------------------------------------------------------------------------------------

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------------------
                                                                                     RVS VP                              RVS VP
                                                    RVS VP           RVS VP        FUNDAMENTAL         RVS VP       GLOBAL INFLATION
DEC. 31, 2006 (CONTINUED)                         DIV EQ INC       EMER MKTS           VAL          GLOBAL BOND         PROT SEC
ASSETS

Investments, at value(1),(2)                   $ 2,199,638,242   $  379,497,041   $  370,528,170   $  645,441,595   $   438,604,874
Dividends receivable                                        --               --               --        1,076,840                --
Accounts receivable from RiverSource
   Life for contract purchase payments               1,495,004          341,578          995,314          982,152         1,034,612
Receivable for share redemptions                            --               --               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                     2,201,133,246      379,838,619      371,523,484      647,500,587       439,639,486
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                    1,496,355          256,670          251,981          467,997           303,642
   Contract terminations                               464,922          378,033               --           33,779             3,367
Payable for investments purchased                           --               --               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,961,277          634,703          251,981          501,776           307,009
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
   in accumulation period                        2,195,961,005      379,171,932      371,271,503      646,549,939       439,290,392
Net assets applicable to contracts
   in payment period                                 3,210,964           31,984               --          448,872            42,085
Net assets applicable to seed money                         --               --               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                               $ 2,199,171,969   $  379,203,916   $  371,271,503   $  646,998,811   $   439,332,477
====================================================================================================================================
(1) Investment shares                              142,120,578       21,872,133       33,942,257       59,198,711        44,949,411
(2) Investments, at cost                       $ 1,866,705,737   $  306,524,956   $  342,320,625   $  630,808,380   $   446,327,579
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



14 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                    RVS VP           RVS VP           RVS VP           RVS VP            RVS VP
DEC. 31, 2006 (CONTINUED)                            GRO          HI YIELD BOND       INC OPP         INTL OPP          LG CAP EQ
ASSETS

Investments, at value(1),(2)                    $  449,437,869   $  900,043,052   $  343,177,919   $  420,342,891   $ 1,329,755,262
Dividends receivable                                        --        5,750,732        1,866,242               --                --
Accounts receivable from RiverSource Life for
   contract purchase payments                          155,541          662,315          906,655           13,227             1,879
Receivable for share redemptions                            --               --               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                       449,593,410      906,456,099      345,950,816      420,356,118     1,329,757,141
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                      305,063          678,532          238,386          362,049         1,083,274
   Contract terminations                               134,007          231,923            2,826          369,365         1,460,418
Payable for investments purchased                           --               --               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      439,070          910,455          241,212          731,414         2,543,692
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                             448,173,447      902,776,210      345,655,334      418,061,369     1,317,073,215
Net assets applicable to contracts in
   payment period                                      980,893        2,769,434           54,270        1,563,335        10,140,234
Net assets applicable to seed money                         --               --               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $  449,154,340   $  905,545,644   $  345,709,604   $  419,624,704   $ 1,327,213,449
====================================================================================================================================
(1) Investment shares                               59,933,619      131,311,414       33,261,984       31,875,517        53,103,773
(2) Investments, at cost                        $  453,633,422   $  901,715,099   $  337,815,291   $  349,853,178   $ 1,225,222,585
------------------------------------------------------------------------------------------------------------------------------------

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                    RVS VP           RVS VP           RVS VP           RVS VP            RVS VP
DEC. 31, 2006 (CONTINUED)                         LG CAP VAL      MID CAP GRO      MID CAP VAL        S&P 500          SELECT VAL
ASSETS

Investments, at value(1),(2)                    $   24,383,350   $  222,647,076   $  346,866,375   $  276,961,792   $    27,590,673
Dividends receivable                                        --               --               --               --                --
Accounts receivable from RiverSource Life for
   contract purchase payments                          106,142            1,504          923,128            9,537            43,854
Receivable for share redemptions                            --               --               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                        24,489,492      222,648,580      347,789,503      276,971,329        27,634,527
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                       15,529          178,120          234,015          189,808            17,989
   Contract terminations                                18,402          462,320           22,465          138,377                 1
Payable for investments purchased                           --               --               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       33,931          640,440          256,480          328,185            17,990
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                              20,380,617      221,005,773      347,499,563      275,750,804        23,714,111
Net assets applicable to contracts in payment
   period                                               18,250        1,002,367           33,460          892,340            14,438
Net assets applicable to seed money                  4,056,694               --               --               --         3,887,988
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $   24,455,561   $  222,008,140   $  347,533,023   $  276,643,144   $    27,616,537
====================================================================================================================================
(1) Investment shares                                1,994,297       19,498,139       25,721,305       28,881,185         2,425,740
(2) Investments, at cost                        $   21,618,371   $  222,349,890   $  324,987,614   $  220,566,888   $    26,336,570
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 15

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                                                                      ROYCE
                                                    RVS VP           RVS VP           RVS VP         MICRO-CAP,        THIRD AVE
DEC. 31, 2006 (CONTINUED)                       SHORT DURATION     SM CAP ADV       SM CAP VAL       INVEST CI            VAL
ASSETS

Investments, at value(1),(2)                    $  330,825,012   $  170,843,356   $  480,217,446   $  135,982,689   $   189,566,384
Dividends receivable                                 1,018,322               --               --               --                --
Accounts receivable from RiverSource Life for
   contract purchase payments                          439,113           12,224          409,199               --                37
Receivable for share redemptions                            --               --               --          289,215           330,994
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                       332,282,447      170,855,580      480,626,645      136,271,904       189,897,415
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                      230,261          117,251          324,928           92,080           128,173
   Contract terminations                                61,102          334,038          216,283          197,135           202,821
Payable for investments purchased                           --               --               --               --                37
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      291,363          451,289          541,211          289,215           331,031
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                             331,170,747      170,070,015      479,545,958      135,667,441       189,056,060
Net assets applicable to contracts in payment
   period                                              820,337          334,194          539,476          315,248           510,324
Net assets applicable to seed money                         --               82               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $  331,991,084   $  170,404,291   $  480,085,434   $  135,982,689   $   189,566,384
====================================================================================================================================
(1) Investment shares                               32,653,335       13,114,603       32,255,986        9,443,242         6,352,761
(2) Investments, at cost                        $  338,318,230   $  158,539,012   $  419,952,201   $   86,017,566   $   110,344,950
------------------------------------------------------------------------------------------------------------------------------------

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                    VANK LIT        VANK UIF          VANK UIF
                                                   COMSTOCK,       GLOBAL REAL      MID CAP GRO,       WANGER             WANGER
DEC. 31, 2006 (CONTINUED)                            CL II         EST, CL II          CL II         INTL SM CAP        U.S. SM CO
ASSETS

Investments, at value(1),(2)                    $  810,354,441   $  169,621,137   $  100,351,787   $  857,315,983   $   890,483,857
Dividends receivable                                        --               --               --               --                --
Accounts receivable from RiverSource Life for
   contract purchase payments                        1,237,333          417,239          307,665          492,473           373,614
Receivable for share redemptions                       566,145          133,652           68,166        1,611,839           655,932
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                       812,157,919      170,172,028      100,727,618      859,420,295       891,513,403
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
Mortality and expense risk fee                         555,921          114,645           68,166          582,813           611,772
Contract terminations                                   10,225           19,007               --        1,029,024            44,159
Payable for investments purchased                    1,237,333          417,239          307,665          492,473           373,614
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,803,479          550,891          375,831        2,104,310         1,029,545
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                             810,235,872      169,621,137      100,351,787      856,775,666       889,738,332
Net assets applicable to contracts in payment
   period                                              118,568               --               --          540,319           745,526
Net assets applicable to seed money                         --               --               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $  810,354,440   $  169,621,137   $  100,351,787   $  857,315,985   $   890,483,858
====================================================================================================================================
(1) Investment shares                               55,126,152       14,029,871        8,079,854       20,524,682        24,490,755
(2) Investments, at cost                        $  733,092,398   $  147,139,884   $   92,415,156   $  537,433,287   $   657,917,612
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



16 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                           ---------------------------------------------------------
                                                                             WF ADV VT      WF ADV VT      WF ADV VT     WF ADV VT
DEC. 31, 2006 (CONTINUED)                                                   ASSET ALLOC     INTL CORE         OPP       SM CAP GRO
ASSETS

Investments, at value(1),(2)                                               $ 97,390,097   $ 19,826,792   $ 93,492,997  $ 60,200,636
Dividends receivable                                                                 --             --             --            --
Accounts receivable from RiverSource Life for contract purchase payments         22,997             18          7,341        17,386
Receivable for share redemptions                                                289,152         32,643        119,069       202,822
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                 97,702,246     19,859,453     93,619,407    60,420,844
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life for:
   Mortality and expense risk fee                                                66,362         13,598         63,990        40,666
   Contract terminations                                                        222,790         19,045         55,079       162,156
Payable for investments purchased                                                22,997             18          7,341        17,386
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                               312,149         32,661        126,410       220,208
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                    97,109,434     19,826,792     93,417,081    60,179,614
Net assets applicable to contracts in payment period                            280,663             --         75,916        21,022
Net assets applicable to seed money                                                  --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                           $ 97,390,097   $ 19,826,792   $ 93,492,997  $ 60,200,636
====================================================================================================================================
(1) Investment shares                                                         6,892,434      2,008,794      3,892,298     6,044,241
(2) Investments, at cost                                                   $ 83,487,903   $ 14,880,066   $ 72,081,505  $ 44,550,877
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 17

STATEMENTS OF OPERATIONS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
                                                        AIM VI          AIM VI          AIM VI           AIM VI           AIM VI
                                                       CAP APPR,       CAP APPR,       CAP DEV,         CAP DEV,         CORE EQ,
YEAR ENDED DEC. 31, 2006                                 SER I          SER II          SER I            SER II           SER I
INVESTMENT INCOME

Dividend income                                      $     42,742    $         --    $         --    $          --    $   2,164,943
Variable account expenses                                 661,159       2,177,607         462,522          544,867        5,548,847
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (618,417)     (2,177,607)       (462,522)        (544,867)      (3,383,904)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                 12,217,068      71,296,215       9,972,574        7,489,330      154,168,232
   Cost of investments sold                            15,149,545      66,232,876       7,287,496        5,657,654      130,710,206
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       (2,932,477)      5,063,339       2,685,078        1,831,676       23,458,026
Distributions from capital gains                               --              --         921,289        1,215,189               --
Net change in unrealized appreciation or
   depreciation of investments                          7,423,354       5,067,183       4,633,445        6,160,090       41,412,446
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          4,490,877      10,130,522       8,239,812        9,206,955       64,870,472
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $  3,872,460    $  7,952,915    $  7,777,290    $   8,662,088    $  61,486,568
====================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
                                                        AIM VI          AIM VI          AIM VI          AIM VI            AIM VI
                                                         DYN,          FIN SERV,       FIN SERV,      GLOBAL HLTH        INTL GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                   SER I           SER I         SER II(1)    CARE, SER II(2)       SER II
INVESTMENT INCOME

Dividend income                                      $         --    $    444,118    $     19,480    $          --    $      56,179
Variable account expenses                                 138,649         221,528           2,961          275,777           25,474
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (138,649)        222,590          16,519         (275,777)          30,705
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                  3,735,626       3,568,065          14,094          860,130          309,701
   Cost of investments sold                             2,571,701       2,922,730          13,451          804,555          295,984
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        1,163,925         645,335             643           55,575           13,717
Distributions from capital gains                               --         171,530           7,541               --               --
Net change in unrealized appreciation or
   depreciation of investments                          1,242,939       2,782,884          61,490        4,476,627          777,708
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          2,406,864       3,599,749          69,674        4,532,202          791,425
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $  2,268,215    $  3,822,339    $     86,193    $   4,256,425    $     822,130
====================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
                                                        AIM VI          AB VPS          AB VPS           AB VPS            AB VPS
                                                         TECH,       GLOBAL TECH,     GRO & INC,        INTL VAL,        LG CAP GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                  SER I            CL B            CL B             CL B             CL B(1)
INVESTMENT INCOME

Dividend income                                      $         --    $         --    $  3,772,525    $   9,771,604    $          --
Variable account expenses                                 340,400         176,585       2,775,398        6,870,222            1,465
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (340,400)       (176,585)        997,127        2,901,382           (1,465)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                 11,955,039       4,701,223      45,392,397       33,177,430            3,712
   Cost of investments sold                            11,112,086       4,993,903      38,517,475       25,471,181            3,574
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          842,953        (292,680)      6,874,922        7,706,249              138
Distributions from capital gains                               --              --      16,938,384       13,889,637               --
Net change in unrealized appreciation or
   depreciation of investments                          2,233,515       2,489,649      22,680,669      204,018,296           30,002
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          3,076,468       2,196,969      46,493,975      225,614,182           30,140
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $  2,736,068    $  2,020,384    $ 47,491,102    $ 228,515,564    $      28,675
====================================================================================================================================

See accompanying notes to financial statements.



18 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
                                                         AC VP           AC VP          AC VP            AC VP            AC VP
                                                         INTL,           INTL,       MID CAP VAL,        ULTRA,            VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                   CL I            CL II         CL II(1)          CL II             CL I
INVESTMENT INCOME

Dividend income                                      $  1,039,109    $  1,565,523    $      12,652    $         --    $   9,807,733
Variable account expenses                                 547,641         974,163            5,548         941,132        7,671,653
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           491,468         591,360            7,104        (941,132)       2,136,080
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                 11,304,179      11,043,105           37,786      18,281,913      209,831,957
   Cost of investments sold                            10,901,832       8,177,631           36,150      20,370,190      182,208,604
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          402,347       2,865,474            1,636      (2,088,277)      27,623,353
Distributions from capital gains                               --              --           70,091              --       61,868,698
Net change in unrealized appreciation or
   depreciation of investments                         12,668,327      20,073,367           68,215       1,267,269       11,778,471
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         13,070,674      22,938,841          139,942        (821,008)     101,270,522
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $ 13,562,142    $ 23,530,201    $     147,046    $ (1,762,140)   $ 103,406,602
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
                                                         AC VP                           COL          COL MARSICO      COL MARSICO
                                                          VAL,        CALVERT VS       HI YIELD,          GRO,          INTL OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                   CL II        SOCIAL BAL      VS CL B(3)       VS CL A(2)       VS CL B(2)
INVESTMENT INCOME

Dividend income                                      $  4,815,032    $  1,263,777    $   2,629,039    $         --    $     293,267
Variable account expenses                               3,494,753         474,799          612,657         973,271          488,393
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         1,320,279         788,978        2,016,382        (973,271)        (195,126)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                 39,194,786       7,253,808       30,641,498       2,152,859        2,884,714
   Cost of investments sold                            36,878,777       6,541,317       30,693,147       2,041,127        2,745,518
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        2,316,009         712,491          (51,649)        111,732          139,196
Distributions from capital gains                       34,156,049         969,776          915,184              --        3,095,765
Net change in unrealized appreciation or
   depreciation of investments                         27,303,172       1,649,626        4,528,705      24,230,037       17,323,468
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         63,775,230       3,331,893        5,392,240      24,341,769       20,558,429
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $ 65,095,509    $  4,120,871    $   7,408,622    $ 23,368,498    $  20,363,303
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
                                                          CS              CS              CS            DREY VIF         DREY VIF
                                                       COMMODITY        MID-CAP         SM CAP          INTL EQ,         INTL VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                 RETURN(2)         CORE           CORE I           SERV(1)          SERV(1)
INVESTMENT INCOME

Dividend income                                      $  2,080,846    $         --    $          --    $         --    $          --
Variable account expenses                                 409,493         245,926        3,365,553           4,056            2,697
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         1,671,353        (245,926)      (3,365,553)         (4,056)          (2,697)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                    243,601       7,535,918      111,359,034          47,323           65,158
   Cost of investments sold                               250,822       7,461,778      114,908,935          45,204           63,538
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           (7,221)         74,140       (3,549,901)          2,119            1,620
Distributions from capital gains                               --              --               --              --               --
Net change in unrealized appreciation or
   depreciation of investments                         (2,524,905)        436,580       16,887,522         140,139           85,666
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (2,532,126)        510,720       13,337,621         142,258           87,286
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $   (860,773)   $    264,794    $   9,972,068    $    138,202    $      84,589
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 19

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                              EV VT           EG VA          EG VA        FID VIP        FID VIP
                                                          FLOATING-RATE    FUNDAMENTAL     INTL EQ,     CONTRAFUND,     GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                       INC(2)       LG CAP, CL 2       CL 2       SERV CL 2(2)     SERV CL
INVESTMENT INCOME

Dividend income                                           $   6,685,278   $    317,065   $  2,218,964   $  3,817,491   $  1,813,959
Variable account expenses                                       957,310        281,118        535,902      1,902,030      1,823,673
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               5,727,968         35,947      1,683,062      1,915,461         (9,714)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                        5,564,198      7,421,207      6,532,324      3,036,591     39,070,426
   Cost of investments sold                                   5,568,836      6,298,066      5,681,107      2,869,666     37,284,870
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,638)     1,123,141        851,217        166,925      1,785,556
Distributions from capital gains                                     --        526,934      3,340,955     46,191,640      5,650,037
Net change in unrealized appreciation or depreciation
   of investments                                               155,048      1,767,525      5,654,232     (5,283,470)    16,589,284
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  150,410      3,417,600      9,846,404     41,075,095     24,024,877
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             $   5,878,378   $  3,453,547   $ 11,529,466   $ 42,990,556   $ 24,015,163
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                             FID VIP         FID VIP        FID VIP       FID VIP        FID VIP
                                                            GRO & INC,      MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                        SERV CL 2        SERV CL       SERV CL 2      SERV CL       SERV CL 2
INVESTMENT INCOME

Dividend income                                           $   2,933,093   $  1,106,919   $  1,755,695   $    762,482   $  1,459,401
Variable account expenses                                     3,592,487      3,585,655      9,543,074        838,796      1,949,953
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (659,394)    (2,478,736)    (7,787,379)       (76,314)      (490,552)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                       49,874,060     45,865,246     66,108,684     11,782,610     15,874,317
   Cost of investments sold                                  41,912,837     28,848,394     55,263,014      9,739,676     11,472,015
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              7,961,223     17,016,852     10,845,670      2,042,934      4,402,302
Distributions from capital gains                             10,615,004     49,972,802    117,064,344        593,549      1,264,814
Net change in unrealized appreciation or depreciation
   of investments                                            28,207,129    (18,987,851)   (10,787,068)    12,713,169     29,653,447
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               46,783,356     48,001,803    117,122,946     15,349,652     35,320,563
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             $  46,123,962   $ 45,523,067   $109,335,567   $ 15,273,338   $ 34,830,011
====================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                        FTVIPT FRANK     FTVIPT FRANK       FTVIPT         FTVIPT        FTVIPT
                                                      GLOBAL REAL EST,   SM CAP VAL,    MUTUAL SHARES   TEMP DEV MKTS   TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)                        CL 2             CL 2         SEC, CL 2       SEC, CL 1     SEC, CL 2
INVESTMENT INCOME

Dividend income                                       $  15,001,170      $  2,283,137   $  3,192,747    $  3,459,645   $    636,634
Variable account expenses                                 6,282,948         3,110,892      2,210,439       3,459,030        439,550
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           8,718,222          (827,755)       982,308             615        197,084
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                  101,971,003        24,656,124      7,453,123      96,046,556     10,909,346
   Cost of investments sold                              79,603,960        17,576,796      6,163,071      60,585,852      8,000,514
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         22,367,043         7,079,328      1,290,052      35,460,704      2,908,832
Distributions from capital gains                         58,260,359        12,775,854      8,131,098              --             --
Net change in unrealized appreciation or
   depreciation of investments                           38,122,471        32,639,189     30,468,618      26,944,522      6,371,485
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          118,749,873        52,494,371     39,889,768      62,405,226      9,280,317
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                    $ 127,468,095      $ 51,666,616   $ 40,872,076    $ 62,405,841   $  9,477,401
====================================================================================================================================

See accompanying notes to financial statements.



20 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                           GS VIT          GS VIT         GS VIT        JANUS ASPEN    JANUS ASPEN
                                                        MID CAP VAL,     STRUCTD SM    STRUCTD U.S.    GLOBAL TECH,     INTL GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                         INST       CAP EQ, INST     EQ, INST          SERV           SERV
INVESTMENT INCOME

Dividend income                                         $  7,575,256   $     240,769   $  5,407,898   $           --   $  2,934,609
Variable account expenses                                  7,295,608         343,573      4,455,049          201,495      1,350,736
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              279,648        (102,804)       952,849         (201,495)     1,583,873
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                   165,280,059       9,351,823     73,693,296        4,131,954     11,077,049
   Cost of investments sold                              145,402,433       7,173,621     66,050,902        5,906,697      7,415,064
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          19,877,626       2,178,202      7,642,394       (1,774,743)     3,661,985
Distributions from capital gains                          83,453,220       2,628,099             --               --             --
Net change in unrealized appreciation or depreciation
   of investments                                          6,550,842        (508,399)    47,064,719        3,461,795     52,958,691
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           109,881,688       4,297,902     54,707,113        1,687,052     56,620,676
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                           $110,161,336   $   4,195,098   $ 55,659,962   $    1,485,557   $ 58,204,549
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                        JANUS ASPEN       LAZARD         LM PTNRS          MFS              MFS
                                                        MID CAP GRO,      RETIRE        VAR SM CAP    INV GRO STOCK,     NEW DIS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                        SERV       INTL EQ, SERV    GRO, CL II        SERV CL        SERV CL
INVESTMENT INCOME

Dividend income                                         $         --   $   2,037,707   $         --   $           --   $         --
Variable account expenses                                    258,514       1,769,918         11,432        1,237,579        906,400
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             (258,514)        267,789        (11,432)      (1,237,579)      (906,400)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                     6,029,503      38,255,678        450,379       27,509,971     25,193,092
   Cost of investments sold                                7,375,297      28,404,233        455,299       27,468,484     22,164,845
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (1,345,794)      9,851,445         (4,920)          41,487      3,028,247
Distributions from capital gains                                  --       8,479,311        122,856               --      1,961,927
Net change in unrealized appreciation or depreciation
   of investments                                          5,159,841      20,762,035          7,295        9,478,142      7,418,304
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             3,814,047      39,092,791        125,231        9,519,629     12,408,478
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                           $  3,555,533   $  39,360,580   $    113,799   $    8,282,050   $ 11,502,078
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                            MFS                                                            OPPEN
                                                           TOTAL            MFS           NB AMT        NB AMT SOC        GLOBAL
                                                          RETURN,        UTILITIES,        INTL,        RESPONSIVE,       SEC VA,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                     SERV CL        SERV CL        CL S(2)          CL S(1)           SERV
INVESTMENT INCOME

Dividend income                                         $  2,005,246   $   3,718,519   $  1,210,960   $           --   $    999,855
Variable account expenses                                    862,896       1,722,886        462,179            1,235      1,237,935
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            1,142,350       1,995,633        748,781           (1,235)      (238,080)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                     9,318,882      28,324,980        984,596           14,737      4,629,415
   Cost of investments sold                                9,250,397      23,692,264        924,368           13,938      4,115,429
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              68,485       4,632,716         60,228              799        513,986
Distributions from capital gains                           2,939,207       7,578,477        174,764               --      6,193,209
Net change in unrealized appreciation or depreciation
   of investments                                          5,748,655      38,706,779     17,808,152           31,679     14,978,891
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             8,756,347      50,917,972     18,043,144           32,478     21,686,086
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                           $  9,898,697   $  52,913,605   $ 18,791,925   $       31,243   $ 21,448,006
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 21

STATEMENTS OF OPERATIONS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                           OPPEN          OPPEN            OPPEN         PIMCO VIT      PIONEER EQ
                                                         MAIN ST SM      STRATEGIC         VAL VA,       ALL ASSET,     EQ INC VCT,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                  CAP VA, SERV   BOND VA, SERV       SERV(4)     ADVISOR CL(2)      CL II
INVESTMENT INCOME

Dividend income                                        $      15,206   $   18,263,165   $         --   $  14,282,681   $  1,519,999
Variable account expenses                                    757,722        5,494,994            668       1,385,544        570,566
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             (742,516)      12,768,171           (668)     12,897,137        949,433
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                     2,961,364       70,316,647         64,586         204,592     11,858,856
   Cost of investments sold                                2,633,835       71,742,320         63,697         200,123      9,145,444
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             327,529       (1,425,673)           889           4,469      2,713,412
Distributions from capital gains                           1,919,670               --         32,273       1,106,027      1,034,106
Net change in unrealized appreciation or
   depreciation of investments                             8,619,619       31,751,609        (21,469)       (616,607)     7,799,925
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            10,866,818       30,325,936         11,693         493,889     11,547,443
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     $  10,124,302   $   43,094,107   $     11,025   $  13,391,026   $ 12,496,876
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          PIONEER          PUT VT          PUT VT         PUT VT          PUT VT
                                                       INTL VAL VCT,   HLTH SCIENCES,     INTL EQ,     INTL NEW OPP,     NEW OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                   CL II(5)          CL IB            CL IB         CL IB            CL IA
INVESTMENT INCOME

Dividend income                                        $          --   $      199,086   $    589,306   $   1,218,766   $    482,056
Variable account expenses                                      2,834          513,392        825,262         778,566      3,256,767
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (2,834)        (314,306)      (235,956)        440,200     (2,774,711)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                        72,884       23,985,892     16,748,672      16,337,610     84,036,524
   Cost of investments sold                                   72,828       21,798,403     10,686,470      17,115,720     99,724,134
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  56        2,187,489      6,062,202        (778,110)   (15,687,610)
Distributions from capital gains                                  --               --             --              --             --
Net change in unrealized appreciation or
   depreciation of investments                                62,298       (1,655,620)    16,618,662      20,600,637     35,651,256
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                62,354          531,869     22,680,864      19,822,527     19,963,646
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                          $      59,520   $      217,563   $ 22,444,908   $  20,262,727   $ 17,188,935
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          PUT VT
                                                          VISTA,           RVS VP          RVS VP         RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                       CL IB            BAL          CASH MGMT       CORE BOND       DIV BOND
INVESTMENT INCOME

Dividend income                                        $          --   $   11,746,783   $ 28,127,077   $   2,471,498   $ 61,046,779
Variable account expenses                                    778,387        5,190,743      5,741,419         501,961     12,853,467
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             (778,387)       6,556,040     22,385,658       1,969,537     48,193,312
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                    17,931,359      112,648,916    187,747,910      22,558,372     70,473,865
   Cost of investments sold                               22,508,680      123,684,501    187,750,657      23,081,632     73,389,794
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (4,577,321)     (11,035,585)        (2,747)       (523,260)    (2,915,929)
Distributions from capital gains                                  --       25,904,304             --              --             --
Net change in unrealized appreciation or
   depreciation of investments                             9,287,878       37,072,062          3,492         290,377     10,476,300
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             4,710,557       51,940,781            745        (232,883)     7,560,371
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                          $   3,932,170   $   58,496,821   $ 22,386,403   $   1,736,654   $ 55,753,683
====================================================================================================================================

See accompanying notes to financial statements.



22 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                                                                                         RVS VP
                                                                                         RVS VP                          GLOBAL
                                                          RVS VP          RVS VP       FUNDAMENTAL      RVS VP         INFLATION
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                  DIV EQ INC       EMER MKTS       VAL(2)       GLOBAL BOND       PROT SEC
INVESTMENT INCOME

Dividend income                                        $  23,787,979   $  1,019,734   $  1,231,510   $ 17,478,882   $    10,537,636
Variable account expenses                                 14,503,398      2,540,884      1,087,806      4,954,626         2,730,614
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            9,284,581     (1,521,150)       143,704     12,524,256         7,807,022
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                    24,878,535     56,835,206      3,037,308     40,111,500        62,247,263
   Cost of investments sold                               20,612,172     46,871,671      2,961,832     39,281,401        63,127,652
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           4,266,363      9,963,535         75,476        830,099          (880,389)
Distributions from capital gains                         124,932,540     40,792,591        461,123             --            15,773
Net change in unrealized appreciation or depreciation
   of investments                                        147,419,041     32,532,980     28,207,545     17,328,615        (4,836,947)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           276,617,944     83,289,106     28,744,144     18,158,714        (5,701,563)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                          $ 285,902,525   $ 81,767,956   $ 28,887,848   $ 30,682,970   $     2,105,459
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                                          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      RVS VP         HI YIELD        RVS VP         RVS VP         RVS VP
                                                            GRO            BOND         INC OPP        INTL OPP       LG CAP EQ
INVESTMENT INCOME

Dividend income                                        $   4,386,098   $ 67,850,858   $ 11,459,556   $  7,757,193   $    14,444,769
Variable account expenses                                  4,040,983      8,720,715      1,549,478      4,445,143        12,648,567
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              345,115     59,130,143      9,910,078      3,312,050         1,796,202
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                   145,963,735    168,083,720      2,817,636     64,191,863       410,139,734
   Cost of investments sold                              164,546,140    182,806,445      2,809,987     61,487,732       415,569,035
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         (18,582,405)   (14,722,725)         7,649      2,704,131        (5,429,301)
Distributions from capital gains                                  --             --         26,337             --                --
Net change in unrealized appreciation or depreciation
   of investments                                         50,640,833     39,925,057      5,912,554     75,798,560       132,131,274
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            32,058,428     25,202,332      5,946,540     78,502,691       126,701,973
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                          $  32,403,543   $ 84,332,475   $ 15,856,618   $ 81,814,741   $   128,498,175
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                           RVS VP         RVS VP         RVS VP         RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                     LG CAP VAL     MID CAP GRO    MID CAP VAL      S&P 500        SELECT VAL
INVESTMENT INCOME

Dividend income                                        $     248,240   $    515,529   $  1,526,894   $  3,900,614   $       558,504
Variable account expenses                                    157,265      2,100,140      1,205,048      2,333,853           214,425
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               90,975     (1,584,611)       321,846      1,566,761           344,079
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                     2,283,527     49,447,907      5,536,633     46,820,297         4,462,562
   Cost of investments sold                                2,112,031     49,041,008      4,849,393     40,207,587         4,121,855
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             171,496        406,899        687,240      6,612,710           340,707
Distributions from capital gains                           1,127,493     11,709,771      3,195,427      1,207,804         2,550,253
Net change in unrealized appreciation or depreciation
   of investments                                          2,006,663    (20,166,353)    20,882,338     26,477,557           372,147
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             3,305,652     (8,049,683)    24,765,005     34,298,071         3,263,107
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                          $   3,396,627   $ (9,634,294)  $ 25,086,851   $ 35,864,832   $     3,607,186
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 23

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------
                                                                                                  ROYCE
                                               RVS VP             RVS VP           RVS VP        MICRO-CAP,      THIRD AVE
YEAR ENDED DEC. 31, 2006 (CONTINUED)       SHORT DURATION       SM CAP ADV       SM CAP VAL      INVEST CI          VAL
INVESTMENT INCOME

Dividend income                            $   13,534,491   $         68,681   $  1,753,899   $     232,980   $   2,447,230
Variable account expenses                       3,096,168          1,563,964      3,659,154       1,159,249       1,624,911
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                10,438,323         (1,495,283)    (1,905,255)       (926,269)        822,319
============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of
   investments:
   Proceeds from sales                         84,244,891         36,140,030     62,104,577      21,080,605      26,865,873
   Cost of investments sold                    86,765,727         30,830,001     53,166,397      13,278,419      15,641,189
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                    (2,520,836)         5,310,029      8,938,180       7,802,186      11,224,684
Distributions from capital gains                       --         21,962,756     46,473,683       7,096,865       8,335,527
Net change in unrealized appreciation or
   depreciation of investments                  2,149,031         (7,515,503)    18,565,369      10,460,000       5,579,074
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (371,805)        19,757,282     73,977,232      25,359,051      25,139,285
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               $   10,066,518   $     18,261,999   $ 72,071,977   $  24,432,782   $  25,961,604
============================================================================================================================

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------
                                              VANK LIT          VANK UIF         VANK UIF
                                              COMSTOCK,     GLOBAL REAL EST,    MID CAP GRO,     WANGER           WANGER
PERIOD ENDED DEC. 31, 2006 (CONTINUED)          CL II           CL II(2)          CL II(2)     INTL SM CAP      U.S. SM CO
INVESTMENT INCOME

Dividend income                            $    6,864,718   $      2,386,410   $         --   $   3,612,608   $   2,026,381
Variable account expenses                       5,412,887            480,698        298,646       6,147,557       7,783,673
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 1,451,831          1,905,712       (298,646)     (2,534,949)     (5,757,292)
============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of
   investments:
   Proceeds from sales                         82,372,976          5,449,788        873,495      66,354,415     118,187,654
   Cost of investments sold                    82,520,739          4,853,506        835,316      47,502,123      93,322,153
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
   investments                                   (147,763)           596,282         38,179      18,852,292      24,865,501
Distributions from capital gains               31,916,381            685,750        771,121              --      28,583,947
Net change in unrealized appreciation or
   depreciation of investments                 56,791,325         22,481,253      7,936,631     194,651,715       5,289,397
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 88,559,943         23,763,285      8,745,931     213,504,007      58,738,845
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               $   90,011,774   $     25,668,997   $  8,447,285   $ 210,969,058   $  52,981,553
============================================================================================================================

See accompanying notes to financial statements.



24 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------
                                                                      WF ADV VT     WF ADV VT     WF ADV VT      WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                 ASSET ALLOC    INTL CORE        OPP         SM CAP GRO
INVESTMENT INCOME

Dividend income                                                     $  2,204,546   $   314,232   $         --   $        --
Variable account expenses                                                821,842       170,550        822,530       412,063
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        1,382,704       143,682       (822,530)     (412,063)
============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                                18,593,208     4,731,446     19,205,612     5,193,818
   Cost of investments sold                                           16,784,546     3,687,472     14,871,013     3,899,100
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       1,808,662     1,043,974      4,334,599     1,294,718
Distributions from capital gains                                       1,084,634       752,307     10,396,375     1,181,723
Net change in unrealized appreciation or depreciation of
   investments                                                         5,847,171     1,556,090     (3,993,484)    7,006,886
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         8,740,467     3,352,371     10,737,490     9,483,327
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     $ 10,123,171   $ 3,496,053   $  9,914,960   $ 9,071,264
============================================================================================================================

(1)   For the period June 26, 2006 (commencement of operations) to Dec. 31,
      2006.

(2)   For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.

(3)   For the period April 28, 2006 (commencement of operations) to Dec. 31,
      2006.

(4)   For the period Sept. 15, 2006 (commencement of operations) to Dec. 31,
      2006.

(5)   For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
      2006.

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                           ----------------------------------------------------------------------------
                                              AIM VI          AIM VI          AIM VI         AIM VI         AIM VI
                                             CAP APPR,       CAP APPR,       CAP DEV,       CAP DEV,       CORE EQ,
YEAR ENDED DEC. 31, 2006                       SER I          SER II          SER I          SER II         SER I
OPERATIONS

Investment income (loss) -- net            $   (618,417)  $  (2,177,607)  $   (462,522)  $   (544,867)  $   (3,383,904)
Net realized gain (loss) on sales of
   investments                               (2,932,477)      5,063,339      2,685,078      1,831,676       23,458,026
Distributions from capital gains                     --              --        921,289      1,215,189               --
Net change in unrealized appreciation or
   depreciation of investments                7,423,354       5,067,183      4,633,445      6,160,090       41,412,446
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                  3,872,460       7,952,915      7,777,290      8,662,088       61,486,568
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    2,248,337      28,612,888      1,029,153      9,167,741        8,389,893
Net transfers(1)                             (5,648,418)    (58,692,779)    (6,441,394)       524,065      (15,112,364)
Transfers for policy loans                        2,818         (26,777)       (31,315)       (41,778)         476,386
Adjustments to net assets allocated to
contracts in payout period                      (10,085)         (3,671)        (7,805)        (3,662)        (205,350)
Contract charges                                (35,072)       (877,537)       (19,713)       (43,702)        (304,264)
Contract terminations:
   Surrender benefits                        (3,806,581)     (6,238,418)    (2,482,170)    (2,385,358)    (137,739,871)
   Death benefits                              (466,217)     (1,040,608)      (329,175)      (390,071)      (4,471,774)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                              (7,715,218)    (38,266,902)    (8,282,419)     6,827,235     (148,967,344)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              78,514,152     254,025,940     53,665,480     54,342,399      484,438,796
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 74,671,394   $ 223,711,953   $ 53,160,351   $ 69,831,722   $  396,958,020
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year       80,703,329     236,682,947     32,971,128     42,661,337      281,112,107
Contract purchase payments                    2,260,313      26,128,653        580,649      7,030,861        4,617,151
Net transfers(1)                             (5,791,449)    (56,928,808)    (3,654,879)       387,268       (8,420,338)
Transfers for policy loans                        2,155         (25,381)       (17,638)       (29,530)         264,293
Contract charges                                (35,333)       (812,497)       (11,130)       (31,547)        (167,391)
Contract terminations:
   Surrender benefits                        (3,858,435)     (5,714,395)    (1,408,767)    (1,707,690)     (75,297,723)
   Death benefits                              (471,488)       (965,002)      (187,131)      (284,824)      (2,517,507)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             72,809,092     198,365,517     28,272,232     48,025,875      199,590,592
=======================================================================================================================

See accompanying notes to financial statements.



26 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                           --------------------------------------------------------------------------
                                               AIM VI        AIM VI         AIM VI          AIM VI         AIM VI
                                                DYN,        FIN SERV,      FIN SERV,      GLOBAL HLTH     INTL GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)         SER I          SER I        SER II(2)    CARE, SER II(3)    SER II
OPERATIONS

Investment income (loss) -- net            $   (138,649)  $    222,590   $    16,519   $      (275,777)  $    30,705
Net realized gain (loss) on sales of
   investments                                1,163,925        645,335           643            55,575        13,717
Distributions from capital gains                     --        171,530         7,541                --            --
Net change in unrealized appreciation or
depreciation of investments                   1,242,939      2,782,884        61,490         4,476,627       777,708
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                  2,268,215      3,822,339        86,193         4,256,425       822,130
=====================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      558,944      3,476,924     1,291,734        49,623,217     3,487,557
Net transfers(1)                             (2,168,387)     1,322,213       225,904        38,319,015     2,547,727
Transfers for policy loans                       (9,730)       (13,549)         (101)          (12,554)         (804)
Adjustments to net assets allocated to
   contracts in payout period                     9,247         (1,155)           --                --            --
Contract charges                                (13,136)       (20,000)           --           (60,748)         (776)
Contract terminations:
   Surrender benefits                          (988,965)    (1,205,562)       (7,737)         (326,938)      (62,857)
   Death benefits                              (216,491)      (387,927)           --          (116,683)      (39,763)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                 (2,828,518)     3,170,944     1,509,800        87,425,309     5,931,084
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              16,410,459     23,108,253            --                --       269,476
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 15,850,156   $ 30,101,536   $ 1,595,993   $    91,681,734   $ 7,022,690
=====================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year       14,869,025     19,310,798            --                --       246,723
Contract purchase payments                      467,450      2,794,889     1,167,926        48,280,972     2,991,936
Net transfers(1)                             (1,832,417)       977,741       202,630        40,014,930     2,067,627
Transfers for policy loans                       (8,524)       (11,078)          (99)          (12,425)         (679)
Contract charges                                (11,018)       (15,843)           --           (60,049)         (621)
Contract terminations:
   Surrender benefits                          (824,303)      (952,711)       (6,437)         (320,868)      (48,282)
   Death benefits                              (183,315)      (305,676)           --          (113,096)      (30,912)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             12,476,898     21,798,120     1,364,020        87,789,464     5,225,792
=====================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------
                                               AIM VI          AB VPS         AB VPS          AB VPS           AB VPS
                                                TECH,       GLOBAL TECH,     GRO & INC,      INTL VAL,       LG CAP GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)          SER I           CL B           CL B            CL B            CL B(2)
OPERATIONS

Investment income (loss) -- net            $    (340,400)  $   (176,585)  $     997,127   $     2,901,382   $    (1,465)
Net realized gain (loss) on sales of
   investments                                   842,953       (292,680)      6,874,922         7,706,249           138
Distributions from capital gains                      --             --      16,938,384        13,889,637            --
Net change in unrealized appreciation or
   depreciation of investments                 2,233,515      2,489,649      22,680,669       204,018,296        30,002
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                   2,736,068      2,020,384      47,491,102       228,515,564        28,675
========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                     3,597,617     33,391,270      29,987,833       216,306,877       638,287
Net transfers(1)                              (9,647,163)       (73,807)    (41,489,132)       89,571,715        63,601
Transfers for policy loans                        (7,020)        (6,341)        (62,043)         (302,940)           --
Adjustments to net assets allocated to
   contracts in payout period                         --             --         (36,334)          (50,422)           --
Contract charges                                (131,543)       (27,475)       (238,783)         (862,905)           --
Contract terminations:
   Surrender benefits                         (1,366,812)      (159,500)    (12,436,887)      (23,848,684)         (653)
   Death benefits                               (218,535)       (44,556)     (2,223,919)       (3,328,532)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                               (7,773,456)    33,079,591     (26,499,265)      277,485,109       701,235
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               40,260,531      3,648,359     312,799,387       551,186,253            --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $  35,223,143   $ 38,748,334   $ 333,791,224   $ 1,057,186,926   $   729,910
========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year        54,314,603      3,446,288     277,476,998       292,660,263            --
Contract purchase payments                     4,581,320     31,036,918      25,823,442       131,375,660       608,215
Net transfers(1)                             (13,261,344)      (367,131)    (35,071,688)       42,136,618        58,569
Transfers for policy loans                        (9,222)        (5,964)        (51,855)         (153,178)           --
Contract charges                                (172,996)       (25,107)       (201,935)         (393,251)           --
Contract terminations:
   Surrender benefits                         (1,766,552)      (147,472)    (10,400,810)      (10,811,781)         (112)
   Death benefits                               (295,175)       (40,269)     (1,882,769)       (1,532,765)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              43,390,634     33,897,263     255,691,383       453,281,566       666,672
========================================================================================================================

See accompanying notes to financial statements.



28 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                          AC VP           AC VP           AC VP           AC VP           AC VP
                                                          INTL,           INTL,        MID CAP VAL,       ULTRA,           VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                    CL I            CL II          CL II(2)         CL II            CL I
OPERATIONS

Investment income (loss) -- net                       $     491,468   $     591,360   $       7,104   $    (941,132)  $   2,136,080
Net realized gain (loss) on sales of investments            402,347       2,865,474           1,636      (2,088,277)     27,623,353
Distributions from capital gains                                 --              --          70,091              --      61,868,698
Net change in unrealized appreciation or
   depreciation of investments                           12,668,327      20,073,367          68,215       1,267,269      11,778,471
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            13,562,142      23,530,201         147,046      (1,762,140)    103,406,602
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                1,319,901      10,308,745       2,560,037     181,553,196      11,265,277
Net transfers(1)                                         (6,257,072)     (2,999,924)        504,116       6,362,883     (19,503,872)
Transfers for policy loans                                   (9,920)         (8,730)           (552)        (48,241)        281,029
Adjustments to net assets allocated to contracts in
   payout period                                             (5,032)        (12,337)             --              --        (240,427)
Contract charges                                            (19,986)        (85,178)             --        (139,499)       (280,136)
Contract terminations:
   Surrender benefits                                    (2,859,786)     (4,109,921)        (34,497)       (970,785)   (183,681,349)
   Death benefits                                          (615,734)       (495,928)             --        (350,917)     (6,243,823)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (8,447,629)      2,596,727       3,029,104     186,406,637    (198,403,301)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          61,059,645      97,264,803              --      19,240,328     722,147,920
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  66,174,158   $ 123,391,731   $   3,176,150   $ 203,884,825   $ 627,151,221
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   58,674,200      82,367,473              --      18,578,384     341,955,531
Contract purchase payments                                1,153,430       7,975,799       2,322,272     180,236,020       5,231,957
Net transfers(1)                                         (5,456,692)     (2,311,127)        450,963       5,053,553     (11,160,341)
Transfers for policy loans                                   (9,347)         (3,125)           (558)        (48,725)        100,392
Contract charges                                            (17,524)        (65,393)             --        (142,844)       (123,095)
Contract terminations:
   Surrender benefits                                    (2,509,611)     (3,143,508)        (29,708)       (992,432)    (75,136,329)
   Death benefits                                          (548,103)       (391,202)             --        (353,149)     (2,850,319)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         51,286,353      84,428,917       2,742,969     202,330,807     258,017,796
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                          AC VP                            COL         COL MARSICO     COL MARSICO
                                                           VAL,         CALVERT VS       HI YIELD,        GRO,          INTL OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                    CL II         SOCIAL BAL      VS CL B(4)     VS CL A(3)       VS CL B(3)
OPERATIONS

Investment income (loss) -- net                       $   1,320,279   $     788,978   $   2,016,382   $    (973,271)  $    (195,126)
Net realized gain (loss) on sales of investments          2,316,009         712,491         (51,649)        111,732         139,196
Distributions from capital gains                         34,156,049         969,776         915,184              --       3,095,765
Net change in unrealized appreciation or
   depreciation of investments                           27,303,172       1,649,626       4,528,705      24,230,037      17,323,468
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            65,095,509       4,120,871       7,408,622      23,368,498      20,363,303
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               43,184,216       5,243,439      15,421,795     153,693,851      75,973,101
Net transfers(1)                                        (30,825,328)     (1,188,393)     94,431,341     157,097,140      74,700,911
Transfers for policy loans                                 (114,458)        (52,657)        (31,511)        (59,968)        (21,145)
Adjustments to net assets allocated to contracts in
   payout period                                            (41,446)         27,641            (616)           (255)           (666)
Contract charges                                           (303,698)        (39,897)       (138,934)       (168,686)        (88,031)
Contract terminations:
   Surrender benefits                                   (16,017,980)     (2,456,138)     (2,050,011)     (1,626,520)       (718,941)
   Death benefits                                        (2,194,480)       (366,246)       (488,847)       (549,863)       (210,587)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (6,313,174)      1,167,749     107,143,217     308,385,699     149,634,642
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         378,826,144      50,853,244              --              --              --
----------------------------------------------------------------------------------------------------------------------------=-------
Net assets at end of year                             $ 437,608,479   $  56,141,864   $ 114,551,839   $ 331,754,197   $ 169,997,945
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  281,618,051      48,625,457              --              --              --
Contract purchase payments                               32,479,747       4,878,520      15,120,428     152,896,946      73,522,995
Net transfers(1)                                        (21,732,830)     (1,102,782)     94,395,430     167,473,555      81,140,959
Transfers for policy loans                                  (82,444)        (49,774)        (29,516)        (61,634)        (20,042)
Contract charges                                           (213,426)        (37,091)       (137,769)       (171,330)        (88,482)
Contract terminations:
   Surrender benefits                                   (11,206,914)     (2,234,037)     (2,007,246)     (1,647,247)       (724,925)
   Death benefits                                        (1,558,070)       (339,564)       (482,192)       (544,463)       (203,511)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        279,304,114      49,740,729     106,859,135     317,945,827     153,626,994
====================================================================================================================================

See accompanying notes to financial statements.



30 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                           CS              CS              CS           DREY VIF        DREY VIF
                                                        COMMODITY        MID-CAP         SM CAP          INTL EQ,       INTL VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                  RETURN(3)         CORE           CORE I          SERV(2)         SERV(2)
OPERATIONS

Investment income (loss) -- net                       $   1,671,353   $    (245,926)  $  (3,365,553)  $      (4,056)  $      (2,697)
Net realized gain (loss) on sales of investments             (7,221)         74,140      (3,549,901)          2,119           1,620
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
   depreciation of investments                           (2,524,905)        436,580      16,887,522         140,139          85,666
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              (860,773)        264,794       9,972,068         138,202          84,589
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               71,171,765         696,925       5,083,881       1,509,206       1,018,822
Net transfers(1)                                         67,717,911      (5,340,300)    (17,604,202)        201,985         252,467
Transfers for policy loans                                  (13,093)         (1,040)        237,145              --              --
Adjustments to net assets allocated to contracts in
   payout period                                                 --          (4,506)        (77,503)             --              --
Contract charges                                            (82,527)        (14,448)       (143,988)             --              --
Contract terminations:
   Surrender benefits                                      (523,716)     (1,891,723)    (92,685,044)         (4,880)         (4,869)
   Death benefits                                          (191,699)       (247,476)     (2,479,560)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          138,078,641      (6,802,568)   (107,669,271)      1,706,311       1,266,420
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --      31,880,645     305,958,773              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 137,217,868   $  25,342,871   $ 208,261,570   $   1,844,513   $   1,351,009
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                           --      25,218,449     226,170,417              --              --
Contract purchase payments                               70,754,248         543,447       3,627,333       1,380,863         937,989
Net transfers(1)                                         69,316,751      (4,223,722)    (12,969,124)        182,877         232,608
Transfers for policy loans                                  (13,253)           (912)        171,686              --              --
Contract charges                                            (84,644)        (11,288)       (103,412)             --              --
Contract terminations:
   Surrender benefits                                      (535,328)     (1,486,059)    (66,459,467)         (3,973)         (3,982)
   Death benefits                                          (195,073)       (197,312)     (1,799,601)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        139,242,701      19,842,603     148,637,832       1,559,767       1,166,615
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                              EV VT          EG VA         EG VA          FID VIP        FID VIP
                                                          FLOATING-RATE   FUNDAMENTAL     INTL EQ,       CONTRAFUND,    GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                       INC(3)       LG CAP, CL 2      CL 2        SERV CL 2(3)     SERV CL
OPERATIONS

Investment income (loss) -- net                           $   5,727,968  $      35,947  $    1,683,062  $  1,915,461  $      (9,714)
Net realized gain (loss) on sales of investments                 (4,638)     1,123,141         851,217       166,925      1,785,556
Distributions from capital gains                                     --        526,934       3,340,955    46,191,640      5,650,037
Net change in unrealized appreciation or depreciation of
   investments                                                  155,048      1,767,525       5,654,232    (5,283,470)    16,589,284
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 5,878,378      3,453,547      11,529,466    42,990,556     24,015,163
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  151,818,138      1,638,316      18,218,051   300,313,438      4,789,428
Net transfers(1)                                            152,709,975     (1,353,747)       (597,242)  315,512,621    (28,992,257)
Transfers for policy loans                                      (67,344)         5,545         (19,395)      (78,696)       (27,318)
Adjustments to net assets allocated to contracts in
   payout period                                                     --         (4,291)         (2,520)       (5,250)       (36,862)
Contract charges                                               (150,183)       (23,881)        (57,156)     (336,790)       (78,574)
Contract terminations:
   Surrender benefits                                        (2,310,698)    (1,591,569)     (1,096,448)   (2,872,968)   (10,195,088)
   Death benefits                                            (1,194,195)      (148,679)       (377,153)     (911,617)    (1,939,054)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              300,805,693     (1,478,306)     16,068,137   611,620,738    (36,479,725)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --     30,645,038      44,079,805            --    221,495,846
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 306,684,071  $  32,620,279  $   71,677,408  $654,611,294  $ 209,031,284
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                               --     30,155,030      33,530,909            --    216,583,346
Contract purchase payments                                  150,195,340      1,537,448      13,491,380   295,216,192      4,474,390
Net transfers(1)                                            151,677,623     (1,224,532)       (329,398)  331,439,152    (27,230,152)
Transfers for policy loans                                      (66,759)         5,119         (14,225)      (78,705)       (27,506)
Contract charges                                               (147,349)       (22,611)        (39,648)     (335,225)       (73,456)
Contract terminations:
   Surrender benefits                                        (2,250,650)    (1,465,455)       (759,083)   (2,843,942)    (9,556,704)
   Death benefits                                            (1,177,871)      (138,929)       (260,867)     (896,186)    (1,826,905)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            298,230,334     28,846,070      45,619,068   622,501,286    182,343,013
====================================================================================================================================

See accompanying notes to financial statements.



32 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                            FID VIP         FID VIP        FID VIP        FID VIP        FID VIP
                                                           GRO & INC,       MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,
                                                           SERV CL 2        SERV CL       SERV CL 2       SERV CL       SERV CL 2
YEAR ENDED DEC. 31, 2006 (CONTINUED)
OPERATIONS

Investment income (loss) -- net                           $    (659,394) $  (2,478,736) $   (7,787,379) $    (76,314) $    (490,552)
Net realized gain (loss) on sales of investments              7,961,223     17,016,852      10,845,670     2,042,934      4,402,302
Distributions from capital gains                             10,615,004     49,972,802     117,064,344       593,549      1,264,814
Net change in unrealized appreciation or depreciation of
   investments                                               28,207,129    (18,987,851)    (10,787,068)   12,713,169     29,653,447
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                46,123,962     45,523,067     109,335,567    15,273,338     34,830,011
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   32,144,908      8,718,591     274,596,860     2,118,789     31,095,612
Net transfers(1)                                            (44,768,825)   (24,078,712)    (38,663,896)   (3,606,407)    (1,207,783)
Transfers for policy loans                                     (134,978)      (202,224)       (391,826)      (13,942)      (125,334)
Adjustments to net assets allocated to contracts in
   payout period                                                (65,711)       106,378         (56,130)      (23,897)      (138,260)
Contract charges                                               (329,429)      (143,415)     (1,018,969)      (28,749)      (159,468)
Contract terminations:
   Surrender benefits                                       (17,896,277)   (19,019,603)    (37,444,907)   (4,639,515)    (8,793,270)
   Death benefits                                            (2,528,924)    (3,042,493)     (6,028,921)     (563,419)    (1,018,834)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (33,579,236)   (37,661,478)    190,992,211    (6,757,140)    19,652,663
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             404,610,456    405,434,028     908,519,104    93,982,118    193,595,813
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 417,155,182  $ 413,295,617  $1,208,846,882  $102,498,316  $ 248,078,487
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      358,053,727    144,212,052     496,239,283    81,956,512    136,453,264
Contract purchase payments                                   27,427,965      2,893,097     171,131,473     1,739,943     22,156,469
Net transfers(1)                                            (37,919,885)    (8,045,712)    (19,357,510)   (3,048,444)      (658,519)
Transfers for policy loans                                     (115,397)       (66,395)       (213,444)      (11,515)       (85,995)
Contract charges                                               (279,870)       (47,739)       (520,820)      (23,673)      (105,794)
Contract terminations:
   Surrender benefits                                       (15,083,899)    (6,327,583)    (19,232,660)   (3,795,188)    (5,718,072)
   Death benefits                                            (2,140,828)    (1,023,910)     (3,131,894)     (468,179)      (679,293)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            329,941,813    131,593,810     624,914,428    76,349,456    151,362,060
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                          FTVIPT FRANK    FTVIPT FRANK     FTVIPT         FTVIPT          FTVIPT
                                                        GLOBAL REAL EST,  SM CAP VAL,   MUTUAL SHARES  TEMP DEV MKTS     TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)                          CL 2            CL 2        SEC, CL 2      SEC, CL 1      SEC, CL 2
OPERATIONS

Investment income (loss) -- net                         $      8,718,222  $   (827,755) $     982,308  $         615  $     197,084
Net realized gain (loss) on sales of investments              22,367,043     7,079,328      1,290,052     35,460,704      2,908,832
Distributions from capital gains                              58,260,359    12,775,854      8,131,098             --             --
Net change in unrealized appreciation or depreciation
   of investments                                             38,122,471    32,639,189     30,468,618     26,944,522      6,371,485
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                127,468,095    51,666,616     40,872,076     62,405,841      9,477,401
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                    94,297,417    40,972,425     52,450,932      3,635,070      1,104,837
Net transfers(1)                                             (99,046,104)  (12,086,697)    30,179,187     (1,373,722)    (7,740,052)
Transfers for policy loans                                      (260,424)     (180,247)      (147,664)       187,235         (8,363)
Adjustments to net assets allocated to contracts in
payout period                                                    (82,603)      215,301        (50,451)       (77,052)        96,363
Contract charges                                                (481,275)     (219,910)      (166,130)      (135,120)       (13,962)
Contract terminations:
   Surrender benefits                                        (32,985,650)  (14,042,159)    (8,987,882)   (91,818,755)    (2,117,122)
   Death benefits                                             (5,377,506)   (2,340,058)    (1,143,323)    (2,194,961)      (463,280)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (43,936,145)   12,318,655     72,134,669    (91,777,305)    (9,141,579)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              690,004,265   316,892,857    196,107,428    281,628,997     51,495,397
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $    773,536,215  $380,878,128  $ 309,114,173  $ 252,257,533  $  51,831,219
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       266,642,065   156,166,514    151,139,902    254,244,487     36,373,192
Contract purchase payments                                    41,698,228    22,965,387     41,311,091      2,971,419        723,135
Net transfers(1)                                             (36,466,892)   (4,610,951)    22,211,077     (1,350,030)    (5,054,129)
Transfers for policy loans                                       (99,299)      (82,746)      (108,899)       153,820         (5,807)
Contract charges                                                (177,953)      (99,861)      (119,313)      (110,849)        (9,112)
Contract terminations:
   Surrender benefits                                        (12,192,911)   (6,452,950)    (6,403,417)   (74,666,970)    (1,383,218)
   Death benefits                                             (1,982,515)   (1,055,169)      (821,131)    (1,839,305)      (299,636)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             257,420,723   166,830,224    207,209,310    179,402,572     30,344,425
====================================================================================================================================

See accompanying notes to financial statements.



34 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                           GS VIT          GS VIT         GS VIT       JANUS ASPEN     JANUS ASPEN
                                                          MID CAP        STRUCTD SM    STRUCTD U.S.    GLOBAL TECH,     INTL GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                     VAL, INST      CAP EQ, INST     EQ, INST          SERV           SERV
OPERATIONS

Investment income (loss) -- net                        $      279,648   $   (102,804)  $     952,849   $   (201,495)  $   1,583,873
Net realized gain (loss) on sales of investments           19,877,626      2,178,202       7,642,394     (1,774,743)      3,661,985
Distributions from capital gains                           83,453,220      2,628,099              --             --              --
Net change in unrealized appreciation or depreciation
   of investments                                           6,550,842       (508,399)     47,064,719      3,461,795      52,958,691
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             110,161,336      4,195,098      55,659,962      1,485,557      58,204,549
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                148,241,743        817,547      50,831,768      1,077,271       3,613,694
Net transfers(1)                                         (152,560,015)    (6,635,794)    (55,335,687)    (1,001,303)     13,909,019
Transfers for policy loans                                   (191,288)        (1,881)       (105,692)       (21,993)        (80,607)
Adjustments to net assets allocated to contracts in
   payout period                                               29,614         (4,365)        (49,335)          (767)        (15,236)
Contract charges                                             (753,464)       (13,339)       (876,665)       (18,241)        (78,356)
Contract terminations:
   Surrender benefits                                     (30,741,872)    (1,910,649)    (15,844,670)    (1,202,667)     (7,431,203)
   Death benefits                                          (4,662,427)      (265,101)     (2,725,276)      (152,817)     (1,059,787)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (40,637,709)    (8,013,582)    (24,105,557)    (1,320,517)      8,857,524
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           765,494,283     41,090,631     492,636,454     23,478,671     125,579,484
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  835,017,910   $ 37,272,147   $ 524,190,859   $ 23,643,711   $ 192,641,557
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    345,786,554     23,431,695     467,555,210     57,633,928     134,815,795
Contract purchase payments                                 65,106,135        438,602      46,170,183      2,582,256       3,144,141
Net transfers(1)                                          (67,475,567)    (3,616,754)    (50,950,892)    (2,913,554)     11,591,149
Transfers for policy loans                                    (80,517)          (863)        (95,277)       (49,618)        (72,233)
Contract charges                                             (326,874)        (7,141)       (794,648)       (43,282)        (68,997)
Contract terminations:
   Surrender benefits                                     (13,274,549)    (1,029,098)    (14,284,412)    (2,648,696)     (6,343,474)
   Death benefits                                          (1,979,988)      (144,698)     (2,506,944)      (386,674)       (968,569)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          327,755,194     19,071,743     445,093,220     54,174,360     142,097,812
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                         JANUS ASPEN       LAZARD        LM PTNRS          MFS             MFS
                                                        MID CAP GRO,       RETIRE       VAR SM CAP   INV GRO STOCK,      NEW DIS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                        SERV       INTL EQ, SERV    GRO, CL II       SERV CL         SERV CL
OPERATIONS

Investment income (loss) -- net                         $   (258,514)  $     267,789   $   (11,432)  $   (1,237,579)  $    (906,400)
Net realized gain (loss) on sales of investments          (1,345,794)      9,851,445        (4,920)          41,487       3,028,247
Distributions from capital gains                                  --       8,479,311       122,856               --       1,961,927
Net change in unrealized appreciation or depreciation
   of investments                                          5,159,841      20,762,035         7,295        9,478,142       7,418,304
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              3,555,533      39,360,580       113,799        8,282,050      11,502,078
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 1,182,844      10,519,520     1,434,836       10,661,572       5,746,183
Net transfers(1)                                          (4,554,867)    (31,137,768)      881,663      (22,576,010)    (22,519,676)
Transfers for policy loans                                   (39,137)        (34,467)           --           18,039          23,144
Adjustments to net assets allocated to contracts in
   payout period                                                (417)        (47,704)           --          (18,796)         (6,997)
Contract charges                                             (21,489)       (121,690)         (596)         (93,637)        (77,409)
Contract terminations:
   Surrender benefits                                     (1,441,410)     (8,498,427)      (12,052)      (5,774,401)     (5,001,248)
   Death benefits                                           (137,771)     (1,020,436)      (10,736)        (651,087)       (684,313)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (5,012,247)    (30,340,972)    2,293,115      (18,434,320)    (22,520,316)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           31,714,841     198,502,231       110,345      146,971,276     109,920,321
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 30,258,127   $ 207,521,839   $ 2,517,259   $  136,819,006   $  98,902,083
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    59,483,000     188,675,039       104,366      216,007,351     122,560,119
Contract purchase payments                                 2,115,564       8,998,604     1,297,208       14,487,411       5,975,902
Net transfers(1)                                          (8,184,835)    (27,284,171)      788,300      (33,330,896)    (24,101,275)
Transfers for policy loans                                   (66,586)        (30,148)           --           29,098          25,310
Contract charges                                             (38,690)       (104,142)         (529)        (134,494)        (82,057)
Contract terminations:
   Surrender benefits                                     (2,566,775)     (7,221,498)      (10,689)      (8,202,168)     (5,263,841)
   Death benefits                                           (248,563)       (880,928)       (9,261)        (966,285)       (728,454)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          50,493,115     162,152,756     2,169,395      187,890,017      98,385,704
====================================================================================================================================

See accompanying notes to financial statements.



36 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                            MFS             MFS            NB AMT      NB AMT SOC       OPPEN
                                                       TOTAL RETURN,     UTILITIES,        INTL,       RESPONSIVE,   GLOBAL SEC VA,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                    SERV CL         SERV CL         CL S(3)        CL S(2)          SERV
OPERATIONS

Investment income (loss) -- net                        $   1,142,350   $   1,995,633   $     748,781   $    (1,235)  $     (238,080)
Net realized gain (loss) on sales of investments              68,485       4,632,716          60,228           799          513,986
Distributions from capital gains                           2,939,207       7,578,477         174,764            --        6,193,209
Net change in unrealized appreciation or depreciation
   of investments                                          5,748,655      38,706,779      17,808,152        31,679       14,978,891
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting  from
   operations                                              9,898,697      52,913,605      18,791,925        31,243       21,448,006
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                22,717,555      53,336,072      79,640,304       418,700       38,417,651
Net transfers(1)                                          (5,112,182)     11,301,685      62,524,308        82,877       26,653,017
Transfers for policy loans                                   (51,029)        (92,391)        (14,410)           --          (97,499)
Adjustments to net assets allocated to contracts in
   payout period                                             (18,825)        (16,191)             --            --          (12,735)
Contract charges                                             (80,500)       (124,397)       (100,934)           --          (88,579)
Contract terminations:
   Surrender benefits                                     (2,694,518)     (7,274,065)       (518,749)       (2,469)      (3,468,678)
   Death benefits                                           (723,263)     (1,619,667)       (216,624)           --       (1,094,308)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            14,037,238      55,511,046     141,313,895       499,108       60,308,869
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           82,895,339     145,619,360              --            --       94,586,941
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 106,831,274   $ 254,044,011   $ 160,105,820   $   530,351   $  176,343,816
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    74,458,675     103,680,834              --            --       72,422,805
Contract purchase payments                                20,298,942      37,874,127      78,388,881       389,299       29,079,012
Net transfers(1)                                          (4,440,284)      7,023,854      69,878,959        78,658       19,524,827
Transfers for policy loans                                   (45,232)        (60,610)        (14,606)           --          (71,282)
Contract charges                                             (70,082)        (79,368)       (103,440)           --          (63,789)
Contract terminations:
   Surrender benefits                                     (2,334,588)     (4,565,727)       (523,734)       (1,969)      (2,494,004)
   Death benefits                                           (630,828)     (1,057,312)       (215,497)           --         (785,747)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          87,236,603     142,815,798     147,410,563       465,988      117,611,822
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                              OPPEN          OPPEN          OPPEN       PIMCO VIT        PIONEER
                                                            MAIN ST SM      STRATEGIC      VAL VA,      ALL ASSET,     EQ INC VCT,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                     CAP VA, SERV   BOND VA, SERV    SERV(5)    ADVISOR CL(3)       CL II
OPERATIONS

Investment income (loss) -- net                           $    (742,516)  $  12,768,171   $    (668)  $  12,897,137   $     949,433
Net realized gain (loss) on sales of investments                327,529      (1,425,673)        889           4,469       2,713,412
Distributions from capital gains                              1,919,670              --      32,273       1,106,027       1,034,106
Net change in unrealized appreciation or depreciation
   of investments                                             8,619,619      31,751,609     (21,469)       (616,607)      7,799,925
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                10,124,302      43,094,107      11,025      13,391,026      12,496,876
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   29,863,721     403,143,002     405,762     254,445,314       1,641,563
Net transfers(1)                                             23,626,757     176,103,087     (20,846)    194,981,368      (5,019,767)
Transfers for policy loans                                      (37,013)       (194,493)         --         (35,833)        (16,624)
Adjustments to net assets allocated to contracts in
   payout period                                                 (6,218)        (45,302)         --              --          (8,803)
Contract charges                                                (51,725)       (787,643)         --        (300,493)        (40,104)
Contract terminations:
   Surrender benefits                                        (2,009,834)    (15,029,576)       (323)     (1,518,792)     (2,974,198)
   Death benefits                                              (499,895)     (3,043,649)         --        (729,918)       (516,551)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               50,885,793     560,145,426     384,593     446,841,646      (6,934,484)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              52,481,800     332,896,194          --              --      64,028,911
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 113,491,895   $ 936,135,727   $ 395,618   $ 460,232,672   $  69,591,303
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       41,895,217     306,977,307          --              --      53,521,901
Contract purchase payments                                   23,679,055     372,973,288     390,976     245,693,310       1,245,128
Net transfers(1)                                             17,727,200     157,805,560     (21,222)    194,477,069      (4,022,615)
Transfers for policy loans                                      (29,338)       (177,961)         --         (34,804)        (12,485)
Contract charges                                                (38,306)       (710,982)         --        (290,165)        (30,774)
Contract terminations:
   Surrender benefits                                        (1,484,304)    (13,535,480)         (4)     (1,463,311)     (2,235,096)
   Death benefits                                              (364,460)     (2,746,934)         --        (700,259)       (401,879)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             81,385,064     820,584,798     369,750     437,681,840      48,064,180
====================================================================================================================================

See accompanying notes to financial statements.



38 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
                                                     PIONEER          PUT VT           PUT VT           PUT VT            PUT VT
                                                   INTL VAL VCT    HLTH SCIENCES,     INTL EQ,       INTL NEW OPP,       NEW OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)               CL II(6)          CL IB            CL IB            CL IB            CL IA
OPERATIONS

Investment income (loss) -- net                   $      (2,834)   $    (314,306)   $    (235,956)   $     440,200    $  (2,774,711)
Net realized gain (loss) on sales of investments             56        2,187,489        6,062,202         (778,110)     (15,687,610)
Distributions from capital gains                             --               --               --               --               --
Net change in unrealized appreciation or
   depreciation of investments                           62,298       (1,655,620)      16,618,662       20,600,637       35,651,256
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       59,520          217,563       22,444,908       20,262,727       17,188,935
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                4,361       20,595,138        5,552,763        2,376,731        5,992,765
Net transfers(1)                                      8,639,405      (19,660,915)      (9,486,378)     (10,216,656)      (3,686,203)
Transfers for policy loans                                  130          (29,922)         (35,545)         (44,437)         360,965
Adjustments to net assets allocated to contracts
   in payout period                                          --           (3,531)          (2,630)         (10,690)        (114,870)
Contract charges                                           (464)         (45,916)         (64,046)         (53,355)        (223,692)
Contract terminations:
   Surrender benefits                                   (35,360)      (1,989,176)      (4,231,037)      (5,249,268)     (80,617,716)
   Death benefits                                            --         (551,041)        (652,823)        (743,944)      (2,348,958)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        8,608,072       (1,685,363)      (8,919,696)     (13,941,619)     (80,637,709)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --       53,264,100       89,094,307       88,141,737      286,495,519
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   8,667,592    $  51,796,300    $ 102,619,519    $  94,462,845    $ 223,046,745
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       --       48,772,992       68,853,621       90,632,480      206,197,208
Contract purchase payments                                4,288       18,862,022        3,856,343        2,187,577        4,222,558
Net transfers(1)                                      8,639,378      (18,717,413)      (6,690,982)      (9,544,535)      (2,798,768)
Transfers for policy loans                                  130          (27,762)         (24,190)         (41,908)         255,437
Contract charges                                           (464)         (42,206)         (44,250)         (49,331)        (158,371)
Contract terminations:
   Surrender benefits                                   (35,426)      (1,820,759)      (2,871,610)      (4,824,677)     (56,785,148)
   Death benefits                                            --         (507,677)        (453,220)        (698,371)      (1,697,082)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      8,607,906       46,519,197       62,625,712       77,661,235      149,235,834
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
                                                     PUT VT
                                                      VISTA,           RVS VP           RVS VP           RVS VP           RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CL IB              BAL          CASH MGMT        CORE BOND         DIV BOND
OPERATIONS

Investment income (loss) -- net                   $    (778,387)   $   6,556,040    $  22,385,658    $   1,969,537   $   48,193,312
Net realized gain (loss) on sales of investments     (4,577,321)     (11,035,585)          (2,747)        (523,260)      (2,915,929)
Distributions from capital gains                             --       25,904,304               --               --               --
Net change in unrealized appreciation or
   depreciation of investments                        9,287,878       37,072,062            3,492          290,377       10,476,300
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                    3,932,170       58,496,821       22,386,403        1,736,654       55,753,683
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                            4,849,523       21,645,374      601,535,679       10,611,795      639,685,786
Net transfers(1)                                    (14,139,921)     (12,069,959)    (214,166,209)      11,472,255      162,654,104
Transfers for policy loans                               (8,023)         289,870          537,883           (9,140)         (72,760)
Adjustments to net assets allocated to contracts
   in payout period                                    (110,419)        (422,712)        (101,045)          (1,780)        (206,337)
Contract charges                                        (68,160)        (304,096)        (341,262)         (35,670)      (1,634,527)
Contract terminations:
   Surrender benefits                                (4,632,906)     (90,386,268)     (85,296,917)     (18,863,537)    (103,885,975)
   Death benefits                                      (883,719)      (7,395,138)      (7,838,697)        (511,920)     (14,323,105)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (14,993,625)     (88,642,929)     294,329,432        2,662,003      682,217,186
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      95,729,022      501,036,003      477,358,407       58,374,064    1,094,933,051
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  84,667,567    $ 470,889,895    $ 794,074,242    $  62,772,721   $1,832,903,920
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               94,134,024      360,862,741      429,069,177       40,316,903      842,519,662
Contract purchase payments                            4,532,233       17,765,116      558,378,343       10,314,547      559,930,796
Net transfers(1)                                    (13,749,271)     (10,431,189)    (205,605,800)      11,100,903      127,692,705
Transfers for policy loans                               (7,920)         175,435          461,662           (8,899)         (72,722)
Contract charges                                        (65,340)        (214,148)        (303,030)         (34,505)      (1,280,182)
Contract terminations:
   Surrender benefits                                (4,455,763)     (54,471,452)     (73,198,623)      (1,790,425)     (76,520,200)
   Death benefits                                      (851,188)      (4,988,000)      (7,013,705)        (493,882)     (10,918,002)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     79,536,775      308,698,503      701,788,024       59,404,642    1,441,352,057
====================================================================================================================================

See accompanying notes to financial statements.



40 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
                                                                                        RVS VP                           RVS VP
                                                      RVS VP           RVS VP        FUNDAMENTAL        RVS VP      GLOBAL INFLATION
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              DIV EQ INC       EMER MKTS          VAL(3)        GLOBAL BOND       PROT SEC
OPERATIONS

Investment income (loss) -- net                   $     9,284,581  $  (1,521,150)   $     143,704    $  12,524,256    $   7,807,022
Net realized gain (loss) on sales of investments        4,266,363      9,963,535           75,476          830,099         (880,389)
Distributions from capital gains                      124,932,540     40,792,591          461,123               --           15,773
Net change in unrealized appreciation or
   depreciation of investments                        147,419,041     32,532,980       28,207,545       17,328,615       (4,836,947)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                    285,902,525     81,767,956       28,887,848       30,682,970        2,105,459
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                            555,298,098    128,314,137      199,977,843      199,252,325      267,420,181
Net transfers(1)                                      249,248,191    (33,211,352)     146,350,197       11,372,124       (7,949,689)
Transfers for policy loans                               (607,263)      (103,728)         (28,790)         (13,632)         (41,699)
Adjustments to net assets allocated to contracts
   in payout period                                        64,887         (6,625)              --          (55,185)          21,889
Contract charges                                       (1,208,971)      (465,722)        (242,774)        (548,795)        (828,922)
Contract terminations:
   Surrender benefits                                 (54,295,521)    (8,491,516)      (3,135,870)     (43,525,348)      (5,882,398)
   Death benefits                                     (10,936,826)    (1,675,618)        (536,951)      (4,511,501)      (1,602,293)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        737,562,595     84,359,576      342,383,655      161,969,988      251,137,069
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,175,706,849    213,076,384               --      454,345,853      186,089,949
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 2,199,171,969  $ 379,203,916    $ 371,271,503    $ 646,998,811    $ 439,332,477
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                772,974,225    134,343,097               --      331,823,075      177,692,196
Contract purchase payments                            400,237,515     83,429,887      191,294,485      165,927,605      258,394,125
Net transfers(1)                                      153,611,812    (19,968,153)     149,209,701        8,715,549       (8,089,577)
Transfers for policy loans                               (390,299)       (60,376)         (27,839)         (14,592)         (40,350)
Contract charges                                         (719,623)      (259,010)        (232,430)        (395,161)        (796,092)
Contract terminations:
   Surrender benefits                                 (32,651,964)    (4,668,340)      (1,080,102)     (30,068,122)      (5,625,588)
   Death benefits                                      (6,673,605)      (960,093)        (509,964)      (3,250,148)      (1,530,386)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,286,388,061    191,857,012      338,653,851      472,738,206      420,004,328
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
                                                      RVS VP          RVS VP           RVS VP           RVS VP           RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   GRO         HI YIELD BOND       INC OPP         INTL OPP         LG CAP EQ
OPERATIONS

Investment income (loss) -- net                   $     345,115    $  59,130,143    $   9,910,078    $   3,312,050   $    1,796,202
Net realized gain (loss) on sales of investments    (18,582,405)     (14,722,725)           7,649        2,704,131       (5,429,301)
Distributions from capital gains                             --               --           26,337               --               --
Net change in unrealized appreciation or
   depreciation of investments                       50,640,833       39,925,057        5,912,554       75,798,560      132,131,274
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   32,403,543       84,332,475       15,856,618       81,814,741      128,498,175
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          130,610,650       98,219,660      203,888,171       21,784,954       47,688,948
Net transfers(1)                                    (94,081,010)     (89,543,028)      67,556,389       30,316,105      777,706,067
Transfers for policy loans                             (227,211)         (11,751)         (63,205)         109,717          650,802
Adjustments to net assets allocated to contracts
   in payout period                                     (31,221)        (339,214)          (2,786)        (108,824)       6,795,174
Contract charges                                       (386,922)        (479,549)        (337,309)        (223,835)      (1,998,460)
Contract terminations:
   Surrender benefits                               (15,105,018)     (96,512,296)      (2,995,713)     (81,287,988)    (191,128,396)
   Death benefits                                    (2,464,957)      (9,241,532)      (1,349,415)      (3,424,803)     (11,539,056)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       18,314,311      (97,907,710)     266,696,132      (32,834,674)     628,175,079
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     398,436,486      919,120,879       63,156,854      370,644,637      570,540,195
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 449,154,340    $ 905,545,644    $ 345,709,604    $ 419,624,704   $1,327,213,449
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year              579,086,006      715,854,421       59,284,871      335,839,115      587,040,441
Contract purchase payments                          178,530,553       78,382,972      192,437,574       19,514,744       48,672,665
Net transfers(1)                                   (141,979,990)     (68,631,596)      62,250,099       22,450,622      673,998,525
Transfers for policy loans                             (313,487)         (15,242)         (58,646)          69,548          414,344
Contract charges                                       (537,829)        (363,843)        (306,002)        (186,441)      (2,046,421)
Contract terminations:
   Surrender benefits                               (21,018,069)     (69,114,869)      (2,723,357)     (60,318,945)    (147,413,690)
   Death benefits                                    (3,489,210)      (6,907,897)      (1,231,814)      (2,863,740)     (10,746,287)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    590,277,974      649,203,946      309,652,725      314,504,903    1,149,919,577
====================================================================================================================================

See accompanying notes to financial statements.



42 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
                                                      RVS VP          RVS VP           RVS VP           RVS VP           RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                LG CAP VAL      MID CAP GRO      MID CAP VAL        S&P 500        SELECT VAL
OPERATIONS

Investment income (loss) -- net                   $      90,975    $  (1,584,611)   $     321,846    $   1,566,761    $     344,079
Net realized gain (loss) on sales of investments        171,496          406,899          687,240        6,612,710          340,707
Distributions from capital gains                      1,127,493       11,709,771        3,195,427        1,207,804        2,550,253
Net change in unrealized appreciation or
   depreciation of investments                        2,006,663      (20,166,353)      20,882,338       26,477,557          372,147
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                    3,396,627       (9,634,294)      25,086,851       35,864,832        3,607,186
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                            2,955,309       11,997,014      160,455,364       19,332,222        2,258,381
Net transfers(1)                                      2,369,439      141,591,497      150,448,005      (34,843,805)      (1,833,189)
Transfers for policy loans                               (8,563)          68,765          (65,718)        (101,294)         (13,059)
Adjustments to net assets allocated to contracts
   in payout period                                      (1,563)         907,388            7,403         (130,274)          (2,056)
Contract charges                                        (13,913)        (175,248)        (183,261)        (181,499)         (23,517)
Contract terminations:
   Surrender benefits                                  (629,671)     (28,931,491)      (5,086,039)     (13,166,955)        (720,353)
   Death benefits                                       (74,372)      (1,537,890)        (636,704)      (2,143,933)        (233,572)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        4,596,666      123,920,035      304,939,050      (31,235,538)        (567,365)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      16,462,268      107,722,399       17,507,122      272,013,850       24,576,716
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  24,455,561    $ 222,008,140    $ 347,533,023    $ 276,643,144    $  27,616,537
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               11,470,243       87,823,904       12,716,573      304,081,529       18,945,737
Contract purchase payments                            2,508,252       10,419,091      142,349,489       20,159,906        1,923,468
Net transfers(1)                                      1,911,441      132,899,649      121,326,229      (38,002,490)      (1,530,035)
Transfers for policy loans                               (7,218)          80,218          (54,673)        (105,277)         (11,243)
Contract charges                                        (11,507)        (160,735)        (139,052)        (192,563)         (19,578)
Contract terminations:
   Surrender benefits                                  (521,588)     (29,403,199)      (1,972,622)     (13,647,983)        (598,967)
   Death benefits                                       (61,110)      (1,457,394)        (515,839)      (2,302,811)        (199,561)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     15,288,513      200,201,534      273,710,105      269,990,311       18,509,821
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                                                                        ROYCE
                                                    RVS VP           RVS VP           RVS VP          MICRO-CAP,       THIRD AVE
YEAR ENDED DEC. 31, 2006 (CONTINUED)            SHORT DURATION     SM CAP ADV       SM CAP VAL        INVEST CI           VAL
OPERATIONS

Investment income (loss) -- net                 $   10,438,323   $   (1,495,283)  $   (1,905,255)  $     (926,269)  $       822,319
Net realized gain (loss) on sales of
   investments                                      (2,520,836)       5,310,029        8,938,180        7,802,186        11,224,684
Distributions from capital gains                            --       21,962,756       46,473,683        7,096,865         8,335,527
Net change in unrealized appreciation or
   depreciation of investments                       2,149,031       (7,515,503)      18,565,369       10,460,000         5,579,074
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                        10,066,518       18,261,999       72,071,977       24,432,782        25,961,604
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          64,904,046        9,916,790      133,226,807        2,519,338         3,598,686
Net transfers(1)                                   (81,704,652)     (31,944,605)     (78,559,152)     (12,245,733)      (16,491,629)
Transfers for policy loans                               1,975          (52,835)        (106,611)         (31,117)          (95,635)
Adjustments to net assets allocated to
   contracts in payout period                         (154,258)        (142,846)         (27,552)          85,268           (44,778)
Contract charges                                      (213,179)        (122,531)        (759,187)         (38,201)          (51,973)
Contract terminations:
   Surrender benefits                              (19,113,919)      (8,114,869)     (14,352,741)      (6,588,783)       (8,537,212)
   Death benefits                                   (3,212,370)      (1,324,189)      (2,335,275)        (856,165)       (1,404,043)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                                    (39,492,357)     (31,785,085)      37,086,289      (17,155,393)      (23,026,584)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    361,416,923      183,927,377      370,927,168      128,705,300       186,631,364
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  331,991,084   $  170,404,291   $  480,085,434   $  135,982,689   $   189,566,384
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year             302,533,509      116,135,726      234,332,659       46,205,214        64,866,100
Contract purchase payments                          55,599,359        6,190,961       94,239,429          811,178         1,162,043
Net transfers(1)                                   (68,390,746)     (19,125,022)     (46,565,840)      (3,967,305)       (5,390,862)
Transfers for policy loans                               1,104          (32,715)         (64,583)          (9,639)          (30,651)
Contract charges                                      (177,922)         (73,023)        (438,748)         (12,364)          (16,838)
Contract terminations:
   Surrender benefits                              (16,052,632)      (4,818,690)      (8,342,044)      (2,130,139)       (2,766,291)
   Death benefits                                   (2,682,096)        (791,514)      (1,380,180)        (280,301)         (458,520)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   270,830,576       97,485,723      271,780,693       40,616,644        57,364,981
====================================================================================================================================

See accompanying notes to financial statements.



44 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                   VANK LIT        VANK UIF         VANK UIF
                                                   COMSTOCK,      GLOBAL REAL      MID CAP GRO,        WANGER            WANGER
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              CL II         EST, CL II(3)      CL II(3)        INTL SM CAP       U.S. SM CO
OPERATIONS

Investment income (loss) -- net                 $    1,451,831   $    1,905,712   $     (298,646)  $   (2,534,949)  $    (5,757,292)
Net realized gain (loss) on sales of
   investments                                        (147,763)         596,282           38,179       18,852,292        24,865,501
Distributions from capital gains                    31,916,381          685,750          771,121               --        28,583,947
Net change in unrealized appreciation or
   depreciation of investments                      56,791,325       22,481,253        7,936,631      194,651,715         5,289,397
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                        90,011,774       25,668,997        8,447,285      210,969,058        52,981,553
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                         356,742,795       76,626,865       51,574,400      176,365,801       149,374,362
Net transfers(1)                                   (77,730,510)      68,409,166       40,938,734      (40,775,128)     (100,772,290)
Transfers for policy loans                            (154,283)         (19,258)         (15,867)        (281,393)         (274,509)
Adjustments to net assets allocated to
contracts in payout period                              (5,839)              --               --          (30,046)          (57,295)
Contract charges                                    (1,519,463)         (89,556)         (62,383)        (728,738)         (756,144)
Contract terminations:
   Surrender benefits                              (10,525,254)        (771,855)        (369,448)     (23,876,836)      (33,372,599)
   Death benefits                                   (2,639,462)        (203,222)        (160,934)      (3,433,566)       (5,006,173)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     264,167,984      143,952,140       91,904,502      107,240,094         9,135,352
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    456,174,682               --               --      539,106,833       828,366,953
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  810,354,440   $  169,621,137   $  100,351,787   $  857,315,985   $   890,483,858
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year             384,396,091               --               --      318,154,475       478,752,122
Contract purchase payments                         306,270,250       69,842,574       52,495,294      108,965,130        91,334,705
Net transfers(1)                                   (63,655,060)      67,555,538       46,584,165      (20,035,596)      (58,157,114)
Transfers for policy loans                            (125,874)         (17,771)         (16,147)        (149,530)         (158,529)
Contract charges                                    (1,213,840)         (79,356)         (65,468)        (362,665)         (427,071)
Contract terminations:
   Surrender benefits                               (8,392,626)        (680,186)        (385,483)     (11,935,140)      (18,855,273)
   Death benefits                                   (2,119,252)        (178,317)        (164,610)      (1,748,629)       (2,829,986)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   615,159,689      136,442,482       98,447,751      392,888,045       489,658,854
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                --------------------------------------------------------------------
                                                                    WF ADV VT        WF ADV VT        WF ADV VT        WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                               ASSET ALLOC       INTL CORE           OPP           SM CAP GRO
OPERATIONS

Investment income (loss) -- net                                  $    1,382,704   $      143,682   $     (822,530)  $      (412,063)
Net realized gain (loss) on sales of investments                      1,808,662        1,043,974        4,334,599         1,294,718
Distributions from capital gains                                      1,084,634          752,307       10,396,375         1,181,723
Net change in unrealized appreciation or depreciation of
   investments                                                        5,847,171        1,556,090       (3,993,484)        7,006,886
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                        10,123,171        3,496,053        9,914,960         9,071,264
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                            2,610,609          383,694        7,493,408         7,895,239
Net transfers(1)                                                     (6,332,507)      (1,872,629)     (14,650,331)        8,475,445
Transfers for policy loans                                               (6,986)         (14,425)         (16,189)          (27,524)
Adjustments to net assets allocated to contracts in payout
   period                                                                47,307               --           (7,788)           (1,728)
Contract charges                                                        (65,310)         (14,044)         (72,028)          (31,083)
Contract terminations:
   Surrender benefits                                                (5,012,031)      (1,006,718)      (4,485,014)       (2,369,514)
   Death benefits                                                      (827,519)         (58,559)        (645,967)         (282,396)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (9,586,437)      (2,582,681)     (12,383,909)       13,658,439
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      96,853,363       18,913,420       95,961,946        37,470,933
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $   97,390,097   $   19,826,792   $   93,492,997   $    60,200,636
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                               84,218,501       17,548,520       78,279,948        38,139,345
Contract purchase payments                                            2,182,742          324,799        6,020,601         7,237,609
Net transfers(1)                                                     (5,453,046)      (1,570,929)     (11,501,633)        7,625,562
Transfers for policy loans                                               (5,414)         (12,067)         (12,550)          (25,065)
Contract charges                                                        (54,916)         (11,832)         (56,466)          (28,371)
Contract terminations:
   Surrender benefits                                                (4,185,624)        (825,924)      (3,475,413)       (2,121,077)
   Death benefits                                                      (701,999)         (48,281)        (508,065)         (262,371)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     76,000,244       15,404,286       68,746,422        50,565,632
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

(2)   For the period June 26, 2006 (commencement of operations) to Dec. 31,
      2006.

(3)   For the period May 1, 2006 (commencement of operations) to Dec. 31,
      2006.

(4)   For the period April 28, 2006 (commencement of operations) to Dec. 31,
      2006.

(5)   For the period Sept. 15, 2006 (commencement of operations) to Dec. 31,
      2006.

(6)   For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
      2006.

See accompanying notes to financial statements.



46 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                          AIM VI         AIM VI           AIM VI          AIM VI         AIM VI
                                                        CAP APPR,       CAP APPR,        CAP DEV,        CAP DEV,        CORE EQ,
YEAR ENDED DEC. 31, 2005                                  SER I          SER II           SER I           SER II          SER I
OPERATIONS

Investment income (loss) -- net                       $    (591,057)  $  (1,309,161)  $    (463,090)  $    (413,331)  $     673,718
Net realized gain (loss) on sales of investments         (3,861,293)        174,672       1,493,524         736,782       8,421,142
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
   depreciation of investments                           10,236,668      19,806,751       3,388,947       3,919,007       9,964,559
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             5,784,318      18,672,262       4,419,381       4,242,458      19,059,419
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                2,526,731     158,355,211       1,118,544       9,278,215      11,383,447
Net transfers(1)                                         (4,376,410)     11,414,580      (7,239,725)       (405,561)    (23,381,815)
Transfers for policy loans                                  (10,539)        (19,508)        (36,832)        (14,676)        511,126
Adjustments to net assets allocated to contracts in
payout period                                                (9,621)         (2,786)         (3,855)         (3,035)       (207,089)
Contract charges                                            (40,670)        (84,237)        (23,164)        (35,651)       (376,012)
Contract terminations:
   Surrender benefits                                    (2,926,956)     (2,632,577)     (2,134,750)     (1,117,186)    (99,401,317)
   Death benefits                                          (680,268)       (567,701)       (303,500)       (218,416)     (5,254,324)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (5,517,733)    166,462,982      (8,623,282)      7,483,690    (116,725,984)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          78,247,567      68,890,696      57,869,381      42,616,251     582,105,361
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  78,514,152   $ 254,025,940   $  53,665,480   $  54,342,399   $ 484,438,796
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   86,822,359      69,240,224      38,647,649      36,244,332     351,566,359
Contract purchase payments                                2,815,980     159,129,012         739,549       7,876,997       6,906,219
Net transfers(1)                                         (4,888,001)     11,589,486      (4,767,310)       (294,754)    (14,164,619)
Transfers for policy loans                                  (11,772)        (20,691)        (24,032)        (12,062)        315,141
Contract charges                                            (45,207)        (82,507)        (15,338)        (29,976)       (228,452)
Contract terminations:
   Surrender benefits                                    (3,238,650)     (2,613,704)     (1,407,805)       (937,558)    (60,065,914)
   Death benefits                                          (751,380)       (558,873)       (201,585)       (185,642)     (3,216,627)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         80,703,329     236,682,947      32,971,128      42,661,337     281,112,107
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                          AIM VI         AIM VI          AIM VI          AIM VI          AB VPS
                                                           DYN,         FIN SERV,       INTL GRO,         TECH,        GLOBAL TECH,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                    SER I           SER I         SER II(2)         SER I          CL B(2)
OPERATIONS

Investment income (loss) -- net                       $    (140,484)  $     121,631   $         764   $    (229,549)  $      (2,169)
Net realized gain (loss) on sales of investments            782,434         520,257               4          78,028             (47)
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
   depreciation of investments                              863,131         425,979           8,511       1,711,488         (33,086)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             1,505,081       1,067,867           9,279       1,559,967         (35,302)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  662,249       3,977,753         165,758      21,812,020       3,458,885
Net transfers(1)                                         (2,749,610)     (3,094,763)         94,615        (732,302)        226,876
Transfers for policy loans                                   (7,652)         (6,503)             --          (6,081)           (120)
Adjustments to net assets allocated to contracts in
   payout period                                             (1,837)         (1,064)             --              --              --
Contract charges                                            (15,007)        (19,812)             (5)        (21,326)            (31)
Contract terminations:
   Surrender benefits                                      (641,503)       (751,458)           (171)       (641,629)         (1,949)
   Death benefits                                           (10,973)       (211,211)             --        (176,576)             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (2,764,333)       (107,058)        260,197      20,234,106       3,683,661
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          17,669,711      22,147,444              --      18,466,458              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  16,410,459   $  23,108,253   $     269,476   $  40,260,531   $   3,648,359
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   17,584,294      19,443,630              --      25,351,782              --
Contract purchase payments                                  652,292       3,573,837         158,418      31,205,709       3,236,242
Net transfers(1)                                         (2,714,380)     (2,815,226)         88,327      (1,046,507)        211,150
Transfers for policy loans                                   (7,448)         (6,186)             --          (8,540)           (111)
Contract charges                                            (14,534)        (17,815)             (5)        (30,084)            (29)
Contract terminations:
   Surrender benefits                                      (620,339)       (677,368)            (17)       (905,081)           (964)
   Death benefits                                           (10,860)       (190,074)             --        (252,676)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         14,869,025      19,310,798         246,723      54,314,603       3,446,288
===================================================================================================================================

See accompanying notes to financial statements.



48 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                          AB VPS          AB VPS          AC VP           AC VP           AC VP
                                                        GRO & INC,      INTL VAL,         INTL,           INTL,           ULTRA,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                     CL B            CL B            CL I           CL II          CL II(2)
OPERATIONS

Investment income (loss) -- net                       $   1,104,469   $  (1,442,033)  $     168,494   $      33,931   $     (11,765)
Net realized gain (loss) on sales of investments            837,317          55,776        (944,443)        517,359              --
Distributions from capital gains                                 --       5,469,022              --              --              --
Net change in unrealized appreciation or
   depreciation of investments                            9,122,243      60,595,058       7,546,726       9,845,641        (270,935)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            11,064,029      64,677,823       6,770,777      10,396,931        (282,700)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               49,167,890     169,880,622       1,562,539      15,539,678      18,521,501
Net transfers(1)                                         12,310,013     105,555,601        (372,136)      7,145,816       1,012,978
Transfers for policy loans                                 (114,675)        (97,548)        (22,182)        (57,298)         (6,995)
Adjustments to net assets allocated to contracts in
   payout period                                            (23,174)        (17,215)         (4,301)         (9,302)             --
Contract charges                                           (213,670)       (227,471)        (20,876)        (60,797)           (144)
Contract terminations:
   Surrender benefits                                    (7,591,363)     (8,195,031)     (1,715,581)     (2,249,751)         (4,312)
   Death benefits                                        (1,552,116)     (1,712,395)       (330,188)       (389,718)             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           51,982,905     265,186,563        (902,725)     19,918,628      19,523,028
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         249,752,453     221,321,867      55,191,593      66,949,244              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 312,799,387   $ 551,186,253   $  61,059,645   $  97,264,803   $  19,240,328
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  229,827,573     135,769,714      59,554,487      63,755,535              --
Contract purchase payments                               44,931,238     100,417,784       1,663,934      14,513,861      17,626,252
Net transfers(1)                                         11,372,549      62,461,467        (324,714)      6,676,408         962,687
Transfers for policy loans                                 (105,217)        (57,394)        (23,097)        (51,251)         (6,575)
Contract charges                                           (195,573)       (133,186)        (22,266)        (56,615)           (136)
Contract terminations:
   Surrender benefits                                    (6,929,449)     (4,787,393)     (1,822,705)     (2,106,739)         (3,844)
   Death benefits                                        (1,424,123)     (1,010,729)       (351,439)       (363,726)             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        277,476,998     292,660,263      58,674,200      82,367,473      18,578,384
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                          AC VP           AC VP                            CS               CS
                                                           VAL,            VAL,         CALVERT VS       MID-CAP          SM CAP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                       CL I           CL II         SOCIAL BAL        CORE            CORE I
OPERATIONS

Investment income (loss) -- net                       $  (2,095,062)  $    (723,566)  $     493,946   $    (283,969)  $  (4,424,489)
Net realized gain (loss) on sales of investments          8,617,156         314,511         282,017        (390,230)     (7,138,039)
Distributions from capital gains                         72,930,528      29,747,632              --              --              --
Net change in unrealized appreciation or
   depreciation of investments                          (52,126,127)    (14,710,761)      1,467,785       2,562,333      (4,375,545)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            27,326,495      14,627,816       2,243,748       1,888,134     (15,938,073)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               15,457,786      75,122,989       6,444,396         928,795       7,166,245
Net transfers(1)                                         90,124,132      28,387,507       1,640,290      (5,689,144)    (26,312,998)
Transfers for policy loans                                  319,203        (125,067)        (13,106)         (2,227)        244,248
Adjustments to net assets allocated to contracts in
   payout period                                           (228,681)        (36,352)         (4,345)         (4,490)        (81,343)
Contract charges                                           (322,006)       (242,823)        (36,249)        (18,618)       (196,338)
Contract terminations:
   Surrender benefits                                  (118,660,231)     (9,018,708)     (1,294,737)     (1,522,520)    (71,660,860)
   Death benefits                                        (5,716,459)     (2,202,822)       (422,883)       (356,596)     (2,318,382)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (19,026,256)     91,884,724       6,313,366      (6,664,800)    (93,159,428)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         713,847,681     272,313,604      42,296,130      36,657,311     415,056,274
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 722,147,920   $ 378,826,144   $  50,853,244   $  31,880,645   $ 305,958,773
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  348,194,030     210,265,072      42,435,148      30,757,887     295,070,055
Contract purchase payments                                7,759,538      58,161,625       6,308,763         769,107       5,305,478
Net transfers(1)                                         42,557,818      22,109,199       1,632,045      (4,734,517)    (19,680,131)
Transfers for policy loans                                  125,219         (97,237)        (13,545)         (2,037)        182,258
Contract charges                                           (154,933)       (187,147)        (35,749)        (15,498)       (145,784)
Contract terminations:
   Surrender benefits                                   (53,663,235)     (6,934,299)     (1,282,967)     (1,261,987)    (52,826,352)
   Death benefits                                        (2,862,906)     (1,699,162)       (418,238)       (294,506)     (1,735,107)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        341,955,531     281,618,051      48,625,457      25,218,449     226,170,417
====================================================================================================================================

See accompanying notes to financial statements.



50 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                EG VA         EG VA         FID VIP       FID VIP         FID VIP
                                                            FUNDAMENTAL      INTL EQ,     GRO & INC,     GRO & INC,       MID CAP,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                        LG CAP, CL 2       CL 2         SERV CL      SERV CL 2        SERV CL
OPERATIONS

Investment income (loss) -- net                             $    (10,968)  $   587,806   $  1,453,669   $  1,681,771   $  2,826,219
Net realized gain (loss) on sales of investments                 317,604        31,944     (1,390,444)     2,444,205      7,653,474
Distributions from capital gains                                      --            --             --             --             --
Net change in unrealized appreciation or depreciation
   of investments                                              1,650,566     4,104,747     13,701,203     20,910,866     49,540,142
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  1,957,202     4,724,497     13,764,428     25,036,842     60,019,835
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                     1,559,874    23,215,215      6,122,248     53,098,982      9,084,657
Net transfers(1)                                               6,144,752     7,007,148    (27,563,481)   (34,598,440)       468,530
Transfers for policy loans                                        (2,231)      (10,790)       (60,343)       (96,453)      (185,959)
Adjustments to net assets allocated to contracts in
   payout period                                                  (3,240)       (1,253)      (221,493)       (66,278)      (255,018)
Contract charges                                                 (22,789)      (14,059)       (93,148)      (313,688)      (149,949)
Contract terminations:
   Surrender benefits                                           (904,013)     (358,809)    (9,953,055)   (11,047,457)   (13,986,823)
   Death benefits                                               (229,166)     (166,324)    (1,507,172)    (2,520,118)    (2,470,943)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 6,543,187    29,671,128    (33,276,444)     4,456,548     (7,495,505)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               22,144,649     9,684,180    241,007,862    375,117,066    352,909,698
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $ 30,645,038   $44,079,805   $221,495,846   $404,610,456   $405,434,028
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                        23,447,847     8,450,029    251,134,847    353,479,110    147,112,701
Contract purchase payments                                     1,608,666    19,631,423      6,393,849     50,362,838      3,616,730
Net transfers(1)                                               6,287,164     5,907,482    (28,778,412)   (32,618,053)       163,631
Transfers for policy loans                                        (2,355)       (9,101)       (62,307)       (90,589)       (75,969)
Contract charges                                                 (23,421)      (11,763)       (97,178)      (296,175)       (59,684)
Contract terminations:
   Surrender benefits                                           (924,141)     (298,838)   (10,426,274)   (10,394,557)    (5,560,111)
   Death benefits                                               (238,730)     (138,323)    (1,581,179)    (2,388,847)      (985,246)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              30,155,030    33,530,909    216,583,346    358,053,727    144,212,052
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 51

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                           FID VIP       FID VIP        FID VIP       FTVIPT FRANK     FTVIPT FRANK
                                                           MID CAP,     OVERSEAS,      OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      SERV CL 2      SERV CL       SERV CL 2          CL 2             CL 2
OPERATIONS

Investment income (loss) -- net                         $  3,810,443   $  (238,534)  $   (618,501)  $      3,251,064   $   (299,165)
Net realized gain (loss) on sales of investments             284,820       (78,748)     1,726,425          3,144,665        699,486
Distributions from capital gains                                  --       434,298        791,978         36,422,334      1,642,725
Net change in unrealized appreciation or depreciation
   of investments                                        116,302,504    14,315,905     27,251,027         32,124,507     19,843,755
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            120,397,767    14,432,921     29,150,929         74,942,570     21,886,801
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               203,430,643     2,381,708     24,797,846        110,766,576     55,902,898
Net transfers(1)                                          50,061,964    (3,224,619)    (2,624,367)        (3,801,846)    24,785,882
Transfers for policy loans                                  (288,968)      (24,663)       (37,418)          (190,800)      (112,000)
Adjustments to net assets allocated to contracts in
   payout period                                             (37,449)      (14,792)       (15,236)           (90,942)       (21,963)
Contract charges                                            (523,520)      (29,309)      (123,244)          (377,214)      (161,967)
Contract terminations:
   Surrender benefits                                    (19,178,466)   (2,726,263)    (4,427,861)       (19,424,184)    (8,160,244)
   Death benefits                                         (3,472,411)     (507,830)      (995,030)        (4,823,651)    (1,478,651)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           229,991,793    (4,145,768)    16,574,690         82,057,939     70,753,955
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          558,129,544    83,694,965    147,870,194        533,003,756    224,252,101
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $908,519,104   $93,982,118   $193,595,813   $    690,004,265   $316,892,857
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   356,492,171    86,131,995    122,929,402        230,880,792    118,565,790
Contract purchase payments                               123,309,486     2,413,514     20,203,509         47,356,492     29,710,659
Net transfers(1)                                          30,574,098    (3,251,453)    (2,161,500)        (1,247,979)    12,970,375
Transfers for policy loans                                  (172,194)      (25,349)       (30,346)           (79,177)       (58,112)
Contract charges                                            (317,011)      (29,642)      (100,069)          (158,003)       (84,098)
Contract terminations:
   Surrender benefits                                    (11,548,664)   (2,762,260)    (3,569,546)        (8,075,813)    (4,189,672)
   Death benefits                                         (2,098,603)     (520,293)      (818,186)        (2,034,247)      (748,428)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         496,239,283    81,956,512    136,453,264        266,642,065    156,166,514
====================================================================================================================================

See accompanying notes to financial statements.



52 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                             FTVIPT           FTVIPT         FTVIPT         GS VIT         GS VIT
                                                          MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR       MID CAP      STRUCTD SM
YEAR ENDED DEC. 31, 2005 (CONTINUED)                        SEC, CL 2       SEC, CL 1      SEC, CL 2      VAL, INST    CAP EQ, INST
OPERATIONS

Investment income (loss) -- net                           $     (18,292)  $     419,084   $   156,962   $   (974,138)  $   (262,532)
Net realized gain (loss) on sales of investments                236,003       5,737,845       640,418         73,831      1,716,454
Distributions from capital gains                                502,610              --            --     69,649,171      3,637,554
Net change in unrealized appreciation or depreciation
   of investments                                            14,904,933      54,275,339     3,615,228       (156,867)    (3,087,059)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                15,625,254      60,432,268     4,412,608     68,591,997      2,004,417
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   44,119,571       4,288,656     1,352,600    184,900,122        785,464
Net transfers(1)                                             22,850,823      27,575,796     6,542,230     82,000,494     (4,733,062)
Transfers for policy loans                                      (52,178)        160,948       (22,743)      (175,440)       (13,591)
Adjustments to net assets allocated to contracts in
   payout period                                                (42,668)        243,840       (14,835)       (84,315)        (1,892)
Contract charges                                               (105,934)       (141,487)      (14,209)      (351,804)       (16,140)
Contract terminations:
   Surrender benefits                                        (3,728,712)    (49,986,868)   (1,544,941)   (17,640,225)    (1,407,859)
   Death benefits                                              (931,541)     (1,724,715)     (257,206)    (3,589,683)      (305,535)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               62,109,361     (19,583,830)    6,040,896    245,059,149     (5,692,615)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             118,372,813     240,780,559    41,041,893    451,843,137     44,778,829
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 196,107,428   $ 281,628,997   $51,495,397   $765,494,283   $ 41,090,631
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       99,870,679     274,585,826    31,651,467    226,018,384     26,859,407
Contract purchase payments                                   36,323,585       4,539,404     1,026,556     90,485,739        468,917
Net transfers(1)                                             18,890,364      29,007,270     5,087,379     39,619,608     (2,850,857)
Transfers for policy loans                                      (42,536)        170,750       (17,422)       (86,603)        (7,799)
Contract charges                                                (86,921)       (149,843)      (10,804)      (168,728)        (9,670)
Contract terminations:
   Surrender benefits                                        (3,043,627)    (52,053,973)   (1,168,491)    (8,384,464)      (847,087)
   Death benefits                                              (771,642)     (1,854,947)     (195,493)    (1,697,382)      (181,216)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            151,139,902     254,244,487    36,373,192    345,786,554     23,431,695
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 53

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                            GS VIT       JANUS ASPEN    JANUS ASPEN    JANUS ASPEN        LAZARD
                                                         STRUCTD U.S.   GLOBAL TECH,     INTL GRO,     MID CAP GRO,       RETIRE
YEAR ENDED DEC. 31, 2005 (CONTINUED)                       EQ, INST         SERV           SERV           SERV        INTL EQ, SERV
OPERATIONS

Investment income (loss) -- net                         $     510,869   $   (187,700)  $    231,506   $    (266,923)  $     224,281
Net realized gain (loss) on sales of investments              123,943     (3,372,723)       672,494      (2,717,145)      1,608,377
Distributions from capital gains                                   --             --             --              --       2,655,586
Net change in unrealized appreciation or depreciation
   of investments                                          28,944,309      5,728,444     28,497,150       6,255,115      13,562,204
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              29,579,121      2,168,021     29,401,150       3,271,047      18,050,448
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                167,491,450      1,106,012      3,507,325       1,383,420      21,342,468
Net transfers(1)                                           55,816,261     (2,833,298)    (2,555,596)     (5,600,918)      4,437,347
Transfers for policy loans                                   (129,287)       (12,851)       (44,935)        (21,466)        (50,334)
Adjustments to net assets allocated to contracts in
   payout period                                              (47,148)          (694)      (121,838)           (378)        (38,264)
Contract charges                                             (185,297)       (20,489)       (63,638)        (25,471)       (105,431)
Contract terminations:
   Surrender benefits                                      (9,412,740)      (920,770)    (3,520,397)     (1,258,299)     (5,070,548)
   Death benefits                                          (2,079,667)      (181,166)      (654,093)       (131,663)       (880,520)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            211,453,572     (2,863,256)    (3,453,172)     (5,654,775)     19,634,718
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           251,603,761     24,173,906     99,631,506      34,098,569     160,817,065
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 492,636,454   $ 23,478,671   $125,579,484   $  31,714,841   $ 198,502,231
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    253,878,486     65,786,985    139,788,353      71,058,927     168,207,767
Contract purchase payments                                168,341,027      3,034,699      4,577,386       2,849,052      21,756,164
Net transfers(1)                                           57,375,404     (8,024,110)    (4,086,040)    (11,489,143)      5,068,392
Transfers for policy loans                                   (126,153)       (33,836)       (57,292)        (41,604)        (53,535)
Contract charges                                             (186,236)       (54,314)       (82,006)        (51,722)       (108,020)
Contract terminations:
   Surrender benefits                                      (9,619,939)    (2,557,928)    (4,485,220)     (2,569,842)     (5,284,774)
   Death benefits                                          (2,107,379)      (517,568)      (839,386)       (272,668)       (910,955)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          467,555,210     57,633,928    134,815,795      59,483,000     188,675,039
====================================================================================================================================

See accompanying notes to financial statements.



54 -  RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                          LM PTNRS          MFS              MFS            MFS            MFS
                                                         VAR SM CAP    INV GRO STOCK,      NEW DIS,    TOTAL RETURN,    UTILITIES,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                 GRO, CL II(2)       SERV CL         SERV CL        SERV CL         SERV CL
OPERATIONS

Investment income (loss) -- net                        $         (86)  $     (958,797)  $   (973,185)  $     319,672   $   (440,795)
Net realized gain (loss) on sales of investments                 147         (469,456)       476,425          20,952        152,747
Distributions from capital gains                               6,501               --             --       1,771,014             --
Net change in unrealized appreciation or
   depreciation of investments                                (5,790)       6,466,116      4,162,578        (797,627)    14,532,603
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    772        5,037,863      3,665,818       1,314,011     14,244,555
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                    54,212       19,244,718      9,569,175      43,590,151     39,219,491
Net transfers(1)                                              55,517          431,862    (26,427,919)     10,702,264     31,227,139
Transfers for policy loans                                        --          (46,009)       (30,724)        (29,222)       (31,744)
Adjustments to net assets allocated to contracts in
   payout period                                                  --          (15,591)        (6,217)        (10,357)       (15,097)
Contract charges                                                  (1)         (90,404)       (83,504)        (36,300)       (65,081)
Contract terminations:
   Surrender benefits                                           (155)      (4,121,260)    (4,003,332)     (1,093,394)    (2,438,134)
   Death benefits                                                 --         (870,189)      (848,213)       (301,535)      (719,340)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               109,573       14,533,127    (21,830,734)     52,821,607     67,177,234
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   --      127,400,286    128,085,237      28,759,721     64,197,571
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     110,345   $  146,971,276   $109,920,321   $  82,895,339   $145,619,360
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                            --      195,430,028    149,075,141      26,241,735     52,791,656
Contract purchase payments                                    50,730       28,448,188     11,354,932      39,844,898     29,383,744
Net transfers(1)                                              53,637           44,705    (31,945,159)      9,704,197     23,968,663
Transfers for policy loans                                        --          (69,717)       (36,617)        (26,698)       (21,443)
Contract charges                                                  (1)        (138,609)       (99,674)        (33,133)       (49,580)
Contract terminations:
   Surrender benefits                                             --       (6,358,002)    (4,775,554)       (995,727)    (1,848,546)
   Death benefits                                                 --       (1,349,242)    (1,012,950)       (276,597)      (543,660)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             104,366      216,007,351    122,560,119      74,458,675    103,680,834
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 55

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                           OPPEN           OPPEN           OPPEN         PIONEER         PUT VT
                                                       GLOBAL SEC VA,    MAIN ST SM      STRATEGIC     EQ INC VCT,   HLTH SCIENCES,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                        SERV        CAP VA, SERV   BOND VA, SERV      CL II          CL IB
OPERATIONS

Investment income (loss) -- net                        $     (175,822)  $   (295,193)  $   1,744,480   $   770,477   $     (334,208)
Net realized gain (loss) on sales of investments               39,072         59,845           3,603       962,586          275,499
Distributions from capital gains                                   --        619,596              --            --               --
Net change in unrealized appreciation or
   depreciation of investments                              9,635,514      3,405,497       1,656,295     1,098,918        4,937,199
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               9,498,764      3,789,745       3,404,378     2,831,981        4,878,490
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 34,584,580     20,350,863     196,037,865     2,798,943       11,538,993
Net transfers(1)                                           23,243,274      9,770,101      87,648,989     4,658,261        2,387,204
Transfers for policy loans                                    (18,273)       (15,213)        (60,041)       (2,699)          (5,456)
Adjustments to net assets allocated to contracts in
   payout period                                               (7,636)        (1,792)        (10,291)       (8,770)          (3,409)
Contract charges                                              (36,548)       (21,190)        (67,912)      (42,553)         (37,787)
Contract terminations:
   Surrender benefits                                        (807,674)      (483,157)     (2,686,792)   (1,755,969)      (1,073,104)
   Death benefits                                            (259,011)       (77,565)     (1,065,570)     (408,412)        (416,355)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             56,698,712     29,522,047     279,796,248     5,238,801       12,390,086
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            28,389,465     19,170,008      49,695,568    55,958,129       35,995,524
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $   94,586,941   $ 52,481,800   $ 332,896,194   $64,028,911   $   53,264,100
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     24,526,459     16,643,217      46,499,009    48,892,337       37,011,026
Contract purchase payments                                 29,489,329     17,483,256     182,735,989     2,423,969       11,060,105
Net transfers(1)                                           19,349,693      8,278,155      81,351,289     4,093,136        2,197,127
Transfers for policy loans                                    (15,091)       (12,829)        (55,643)       (2,227)          (4,392)
Contract charges                                              (30,819)       (18,159)        (63,218)      (36,645)         (36,952)
Contract terminations:
   Surrender benefits                                        (676,521)      (408,557)     (2,497,993)   (1,503,368)      (1,041,397)
   Death benefits                                            (220,245)       (69,866)       (992,126)     (345,301)        (412,525)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           72,422,805     41,895,217     306,977,307    53,521,901       48,772,992
====================================================================================================================================

See accompanying notes to financial statements.



56 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              PUT VT         PUT VT         PUT VT         PUT VT
                                                             INTL EQ,    INTL NEW OPP,     NEW OPP,        VISTA,         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                          CL IB          CL IB          CL IA          CL IB            BAL
OPERATIONS

Investment income (loss) -- net                            $   499,099   $    (148,274)  $ (2,594,748)  $   (805,438)  $  7,545,206
Net realized gain (loss) on sales of investments             2,356,366      (4,888,569)   (26,100,844)    (7,160,492)    (7,757,557)
Distributions from capital gains                                    --              --             --             --     15,130,664
Net change in unrealized appreciation or
   depreciation of investments                               6,250,490      18,793,414     52,393,351     17,866,972     (1,067,962)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                9,105,955      13,756,571     23,697,759      9,901,042     13,850,351
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   7,011,877       2,928,439      7,758,919      5,583,581     30,040,892
Net transfers(1)                                            (8,745,216)    (13,103,118)   (19,280,984)   (15,208,838)     9,939,385
Transfers for policy loans                                       1,710         (39,356)       380,211        (63,104)       209,266
Adjustments to net assets allocated to contracts in
   payout period                                                (2,254)         (7,343)      (269,378)       (12,792)      (682,900)
Contract charges                                               (59,975)        (59,443)      (276,415)       (77,280)      (331,006)
Contract terminations:
   Surrender benefits                                       (2,034,488)     (3,671,642)   (61,042,173)    (3,940,936)   (61,182,381)
   Death benefits                                             (621,019)       (586,495)    (2,347,748)      (880,276)    (6,799,707)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (4,449,365)    (14,538,958)   (75,077,568)   (14,599,645)   (28,806,451)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             84,437,717      88,924,124    337,875,328    100,427,625    515,992,103
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $89,094,307   $  88,141,737   $286,495,519   $ 95,729,022   $501,036,003
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      72,648,580     107,334,366    265,043,639    110,020,303    373,844,948
Contract purchase payments                                   5,872,834       3,358,181      6,062,354      5,934,007     26,162,735
Net transfers(1)                                            (7,383,516)    (15,087,560)   (15,735,370)   (16,487,447)     5,527,945
Transfers for policy loans                                       1,755         (45,135)       302,410        (65,589)       106,968
Contract charges                                               (50,505)        (68,158)      (216,217)       (83,071)      (242,855)
Contract terminations:
   Surrender benefits                                       (1,704,860)     (4,195,585)   (47,397,734)    (4,245,667)   (39,548,608)
   Death benefits                                             (530,667)       (663,629)    (1,861,874)      (938,512)    (4,988,392)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            68,853,621      90,632,480    206,197,208     94,134,024    360,862,741
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 57

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                           --------------------------------------------------------------------------------------
                                               RVS VP            RVS VP             RVS VP           RVS VP           RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)         CASH MGMT         CORE BOND           DIV BOND        DIV EQ INC        EMER MKTS
OPERATIONS

Investment income (loss) -- net            $    7,875,956   $      1,370,130   $    26,206,194   $     6,641,153   $    (742,440)
Net realized gain (loss) on sales
   of investments                                  (6,428)           (68,631)       (1,319,124)        1,451,207         265,327
Distributions from capital gains                       --            119,042                --        42,154,895       8,964,539
Net change in unrealized appreciation or
   depreciation of investments                      7,187           (882,026)      (14,215,844)       65,738,972      31,885,885
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    7,876,715            538,515        10,671,226       115,986,227      40,373,311
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    556,051,004         17,420,875       249,037,899       221,931,868      84,612,660
Net transfers(1)                             (498,651,986)         8,986,012        80,765,231       217,209,369      40,610,042
Transfers for policy loans                        415,361             (5,405)          112,570          (387,239)        (63,069)
Adjustments to net assets allocated to
   contracts in payout period                    (413,344)            (1,853)         (649,315)           (4,965)         (1,250)
Contract charges                                 (287,651)           (18,669)         (490,788)         (565,852)        (62,721)
Contract terminations:
   Surrender benefits                         (49,089,168)        (9,901,903)      (69,255,287)      (25,030,754)     (2,299,209)
   Death benefits                              (7,237,686)          (299,927)      (10,283,444)       (5,955,214)       (542,443)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                                   786,530         16,179,130       249,236,866       407,197,213     122,254,010
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               468,695,162         41,656,419       835,024,959       652,523,409      50,449,063
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $  477,358,407   $     58,374,064   $ 1,094,933,051   $ 1,175,706,849   $ 213,076,384
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year        426,211,605         15,786,978       639,930,591       482,647,229      42,520,875
Contract purchase payments                    512,980,244         17,053,002       199,112,226       157,632,718      62,949,904
Net transfers(1)                             (460,843,027)         8,767,501        62,730,709       155,491,975      31,076,926
Transfers for policy loans                        361,317             (5,247)           73,693          (276,625)        (51,012)
Contract charges                                 (261,294)           (18,259)         (381,999)         (403,138)        (46,183)
Contract terminations:
   Surrender benefits                         (42,891,092)          (973,442)      (51,113,897)      (17,847,823)     (1,700,143)
   Death benefits                              (6,488,576)          (293,630)       (7,831,661)       (4,270,111)       (407,270)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              429,069,177         40,316,903       842,519,662       772,974,225     134,343,097
=================================================================================================================================

See accompanying notes to financial statements.



58 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                                 RVS VP
                                               RVS VP       GLOBAL INFLATION       RVS VP            RVS VP           RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)         GLOBAL BOND        PROT SEC             GRO          HI YIELD BOND       INC OPP
OPERATIONS

Investment income (loss) -- net            $   12,188,854   $      5,054,370   $    (1,195,062)  $    50,542,885   $   1,355,393
Net realized gain (loss) on sales
   of investments                                 723,784             68,004        (2,726,461)      (13,357,287)         (4,360)
Distributions from capital gains                1,983,995            281,462                --                --         245,918
Net change in unrealized appreciation or
   depreciation of  investments               (39,533,328)        (2,998,216)       24,724,212       (10,382,431)       (553,654)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                  (24,636,695)         2,405,620        20,802,689        26,803,167       1,043,297
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    105,148,080        154,757,685        89,123,405       103,216,534      47,351,526
Net transfers(1)                               50,851,232         25,231,053        85,728,430       (47,158,281)     12,727,168
Transfers for policy loans                         17,193            (20,212)         (145,817)          (54,366)         (9,039)
Adjustments to net assets allocated to
   contracts in payout period                     (50,347)              (173)          341,335           (46,589)           (871)
Contract charges                                 (189,160)           (23,341)         (193,212)         (445,857)         (8,310)
Contract terminations:
   Surrender benefits                         (29,330,816)        (6,287,522)       (8,660,973)      (68,665,498)       (376,515)
   Death benefits                              (3,452,011)          (195,864)       (1,958,397)       (9,467,860)        (75,387)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                               122,994,171        173,461,626       164,234,771       (22,621,917)     59,608,572
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               355,988,377         10,222,703       213,399,026       914,939,629       2,504,985
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $  454,345,853   $    186,089,949   $   398,436,486   $   919,120,879   $  63,156,854
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year        242,561,640          9,951,031       340,148,136       730,172,431       2,406,070
Contract purchase payments                     76,307,545        149,630,901       130,263,482        83,827,962      45,222,755
Net transfers(1)                               35,627,908         24,378,576       125,726,923       (37,975,363)     12,097,459
Transfers for policy loans                          9,910            (19,470)         (219,189)          (48,881)         (8,619)
Contract charges                                 (135,471)           (22,495)         (296,814)         (357,873)         (7,877)
Contract terminations:
   Surrender benefits                         (20,111,839)        (6,037,356)      (13,491,941)      (52,271,318)       (353,372)
   Death benefits                              (2,436,618)          (188,991)       (3,044,591)       (7,492,537)        (71,545)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              331,823,075        177,692,196       579,086,006       715,854,421      59,284,871
=================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 59

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                           --------------------------------------------------------------------------------------
                                               RVS VP            RVS VP             RVS VP           RVS VP           RVS VP
PERIOD ENDED DEC. 31, 2005 (CONTINUED)        INTL OPP          LG CAP EQ         LG CAP VAL       MID CAP GRO     MID CAP VAL(3)
OPERATIONS

Investment income (loss) -- net            $    1,040,522   $        642,906   $       108,995   $      (889,041)  $      18,919
Net realized gain (loss) on sales
   of investments                              (3,227,859)        (7,861,500)           77,797         2,928,193           3,455
Distributions from capital gains                       --                 --           377,778         5,603,103          39,901
Net change in unrealized appreciation or
   depreciation of investments                 44,215,130         32,493,419             2,476         1,166,565         996,423
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                   42,027,793         25,274,825           567,046         8,808,820       1,058,698
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                     27,708,278        208,244,807         3,448,860         7,522,181       4,804,511
Net transfers(1)                               63,156,361         (1,093,795)        2,406,085       (15,381,102)     11,729,799
Transfers for policy loans                         96,886             99,320              (690)          (12,932)         (4,372)
Adjustments to net assets allocated to
   contracts in payout period                    (122,930)          (257,434)            4,245            (9,478)             --
Contract charges                                 (182,560)          (283,629)           (9,382)          (88,034)         (1,634)
Contract terminations:
   Surrender benefits                         (42,254,354)       (40,944,691)         (317,375)       (3,340,936)        (65,876)
   Death benefits                              (2,355,941)        (4,537,840)          (95,305)         (665,500)        (14,004)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                                46,045,740        161,226,738         5,436,438       (11,975,801)     16,448,424
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               282,571,104        384,038,632        10,458,784       110,889,380              --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $  370,644,637   $    570,540,195   $    16,462,268   $   107,722,399   $  17,507,122
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year        281,107,065        386,123,263         6,541,500        98,757,571              --
Contract purchase payments                     31,036,608        248,784,080         3,135,978         6,651,877       2,394,503
Net transfers(1)                               64,895,807         (8,028,746)        2,177,243       (13,948,752)     10,397,207
Transfers for policy loans                         61,564             34,573              (637)          (11,398)         (3,751)
Contract charges                                 (183,409)          (287,511)           (8,518)          (77,994)         (1,423)
Contract terminations:
   Surrender benefits                         (38,725,945)       (34,928,544)         (289,249)       (2,940,300)        (57,450)
   Death benefits                              (2,352,575)        (4,656,674)          (86,074)         (607,100)        (12,513)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              335,839,115        587,040,441        11,470,243        87,823,904      12,716,573
=================================================================================================================================

See accompanying notes to financial statements.



60 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                         RVS VP         RVS VP          RVS VP         RVS VP            RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                     S&P 500      SELECT VAL    SHORT DURATION   SM CAP ADV       SM CAP VAL
OPERATIONS

Investment income (loss) -- net                       $   1,399,421  $     (60,720) $    7,579,803  $   (1,569,526) $    (1,947,453)
Net realized gain (loss) on sales of investments          1,898,809         55,093      (1,289,084)      3,849,428          706,446
Distributions from capital gains                            670,406        371,892              --      23,430,623       24,805,317
Net change in unrealized appreciation or
   depreciation of investments                            5,743,632       (358,318)     (3,725,259)    (18,677,790)      (5,638,419)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        9,712,268          7,947       2,565,460       7,032,735       17,925,891
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               34,540,678      8,194,986      57,207,520      16,093,478      118,568,963
Net transfers(1)                                         (5,739,355)     3,433,607     (63,040,235)    (18,127,446)      (8,851,554)
Transfers for policy loans                                 (119,414)       (14,220)         44,776         (52,489)        (130,269)
Adjustments to net assets allocated to contracts in
   payout period                                           (154,241)        (1,170)       (510,133)        (23,791)         (21,746)
Contract charges                                           (178,288)       (15,021)       (235,135)       (125,568)        (232,194)
Contract terminations:
   Surrender benefits                                    (8,884,766)      (375,798)    (17,565,749)     (6,646,523)      (8,931,998)
   Death benefits                                        (1,734,255)      (157,107)     (4,902,788)     (1,403,874)      (1,607,266)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           17,730,359     11,065,277     (29,001,744)    (10,286,213)      98,793,936
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         244,571,223     13,503,492     387,853,207     187,180,855      254,207,341
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 272,013,850  $  24,576,716  $  361,416,923  $  183,927,377  $   370,927,168
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  283,879,436      9,023,995     326,083,939     122,817,518      168,145,266
Contract purchase payments                               39,566,176      7,362,154      48,641,824      10,763,167       79,036,855
Net transfers(1)                                         (6,620,623)     3,063,842     (53,107,463)    (11,981,198)      (5,602,079)
Transfers for policy loans                                 (140,951)       (12,591)         37,126         (34,860)         (86,704)
Contract charges                                           (206,350)       (13,479)       (198,723)        (83,256)        (154,312)
Contract terminations:
   Surrender benefits                                   (10,358,998)      (337,208)    (14,769,462)     (4,424,654)      (5,923,401)
   Death benefits                                        (2,037,161)      (140,976)     (4,153,732)       (920,991)      (1,082,966)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        304,081,529     18,945,737     302,533,509     116,135,726      234,332,659
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 61

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                          ROYCE                       VANK LIT
                                                        MICRO-CAP,     THIRD AVE      COMSTOCK,        WANGER            WANGER
YEAR ENDED DEC. 31, 2005 (CONTINUED)                    INVEST CI        VAL           CL II         INTL SM CAP       U.S. SM CO
OPERATIONS

Investment income (loss) -- net                       $    (412,585) $     792,387  $     (945,725) $        3,037  $    (5,881,944)
Net realized gain (loss) on sales of investments          5,595,095      4,391,781          25,869         149,263          333,254
Distributions from capital gains                          2,010,887      3,689,944       4,363,998              --               --
Net change in unrealized appreciation or
   depreciation of investments                            5,112,180     13,746,849      12,889,870      78,663,844       77,650,370
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       12,305,577     22,620,961      16,334,012      78,816,144       72,101,680
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                3,141,221      3,994,824     318,117,418     132,653,626      163,267,333
Net transfers(1)                                        (17,731,827)    (1,046,659)     38,832,269      58,793,805       37,803,467
Transfers for policy loans                                  (66,632)       (88,844)       (100,849)       (187,755)        (225,632)
Adjustments to net assets allocated to contracts
   in payout period                                        (124,032)       (37,247)         (3,229)       (129,105)         (79,666)
Contract charges                                            (42,894)       (55,985)       (134,733)       (240,917)        (437,598)
Contract terminations:
   Surrender benefits                                    (5,301,784)    (6,218,459)     (2,872,625)    (10,836,707)     (19,394,263)
   Death benefits                                          (803,347)    (1,094,962)     (1,002,175)     (1,795,901)      (4,000,534)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (20,929,295)    (4,547,332)    352,836,076     178,257,046      176,933,107
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         137,329,018    168,557,735      87,004,594     282,033,643      579,332,166
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 128,705,300  $ 186,631,364  $  456,174,682  $  539,106,833  $   828,366,953
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   54,526,234     66,586,567      75,663,646     201,339,634      368,407,413
Contract purchase payments                                1,248,653      1,532,395     278,152,667      86,330,476      101,844,726
Net transfers(1)                                         (7,100,797)      (396,567)     34,151,254      39,127,587       23,314,554
Transfers for policy loans                                  (26,804)       (33,005)        (87,950)       (123,239)        (139,131)
Contract charges                                            (17,121)       (21,562)       (116,666)       (157,953)        (271,679)
Contract terminations:
   Surrender benefits                                    (2,101,239)    (2,383,826)     (2,496,182)     (7,165,985)     (11,936,882)
   Death benefits                                          (323,712)      (417,902)       (870,678)     (1,196,045)      (2,466,879)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         46,205,214     64,866,100     384,396,091     318,154,475      478,752,122
====================================================================================================================================

See accompanying notes to financial statements.



62 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                     ---------------------------------------------------------------
                                                                       WF ADV VT      WF ADV VT       WF ADV VT        WF ADV VT
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                  ASSET ALLOC     INTL CORE          OPP           SM CAP GRO
OPERATIONS

Investment income (loss) -- net                                      $   1,149,624  $     194,636  $     (792,245) $       (314,807)
Net realized gain (loss) on sales of investments                           808,896        732,694       2,567,894         1,284,200
Distributions from capital gains                                         2,053,725        510,086              --                --
Net change in unrealized appreciation or depreciation of
   investments                                                            (172,128)       157,961       4,467,316           714,220
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                            3,840,117      1,595,377       6,242,965         1,683,613
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                               3,672,044        609,061      11,162,668         1,908,393
Net transfers(1)                                                         5,319,107     (2,193,503)     (9,957,654)       (4,502,232)
Transfers for policy loans                                                  11,513         (3,729)        (34,417)          (14,933)
Adjustments to net assets allocated to contracts in payout
   period                                                                   12,778             --          (7,403)            1,388
Contract charges                                                           (67,415)       (13,843)        (74,090)          (29,856)
Contract terminations:
   Surrender benefits                                                   (4,321,503)      (585,748)     (2,934,625)       (1,169,826)
   Death benefits                                                       (1,019,531)       (90,343)       (407,110)         (154,039)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           3,606,993     (2,278,105)     (2,252,631)       (3,961,105)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         89,406,253     19,596,148      91,971,612        39,748,425
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $  96,853,363  $  18,913,420  $   95,961,946  $     37,470,933
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                  80,917,530     19,728,058      80,224,787        42,675,340
Contract purchase payments                                               3,301,562        602,948       9,683,469         2,046,827
Net transfers(1)                                                         4,840,662     (2,099,725)     (8,656,676)       (5,071,379)
Transfers for policy loans                                                  10,083         (3,636)        (29,803)          (15,089)
Contract charges                                                           (60,462)       (13,614)        (64,052)          (32,649)
Contract terminations:
   Surrender benefits                                                   (3,869,174)      (577,196)     (2,523,374)       (1,293,726)
   Death benefits                                                         (921,700)       (88,315)       (354,403)         (169,979)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        84,218,501     17,548,520      78,279,948        38,139,345
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life's fixed account.

(2)   For the period Nov. 1, 2005 (commencement of operations) to Dec. 31,
      2005.

(3)   For the period May 2, 2005 (commencement of operations) to Dec. 31,
      2005.

See accompanying notes to financial statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 63

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company (RiverSource Life). This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.

RiverSource Variable Account 10 (previously IDS Life Variable Account 10) (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity(R) (RAVA)
RiverSource Retirement Advisor Variable Annuity(R) - Band 3 (RAVA Band 3) RiverSource Retirement Advisor Advantage(R) Variable Annuity (RAVA Advantage) RiverSource Retirement Advisor Select(R) Variable Annuity (RAVA Select) RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3 (RAVA
   Advantage Band 3)
RiverSource Retirement Advisor Advantage Plus(R) Variable Annuity (RAVA
   Advantage Plus)
RiverSource Retirement Advisor Select Plus(R) Variable Annuity (RAVA Select
   Plus)
RiverSource Retirement Advisor 4 Advantage(SM) Variable Annuity (RAVA 4
   Advantage)
RiverSource Retirement Advisor 4 Select(SM) Variable Annuity (RAVA 4 Select) RiverSource Retirement Advisor 4 Access(SM) Variable Annuity (RAVA 4 Access) RiverSource(R) Flexible Portfolio Annuity (previously IDS Life Flexible
   Portfolio Annuity) (FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                            FUND
------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I                AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II               AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I                 AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II                AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I                 AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                     AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I                AIM V.I. Financial Services Fund, Series I Shares
AIM VI Fin Serv, Ser II               AIM V.I. Financial Services Fund, Series II Shares
AIM VI Global Hlth Care, Ser II       AIM V.I. Global Health Care Fund, Series II Shares
AIM VI Intl Gro, Ser II               AIM V.I. International Growth Fund, Series II Shares
AIM VI Tech, Ser I                    AIM V.I. Technology Fund, Series I Shares
AB VPS Global Tech, Cl B              AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Gro & Inc, Cl B                AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B                 AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B               AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                      American Century VP International, Class I
AC VP Intl, Cl II                     American Century VP International, Class II
AC VP Mid Cap Val, Cl II              American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                    American Century VP Ultra(R), Class II
AC VP Val, Cl I                       American Century VP Value, Class I
AC VP Val, Cl II                      American Century VP Value, Class II
Calvert VS Social Bal                 Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B                 Columbia High Yield Fund, Variable Series, Class B(1)
Col Marsico Gro, VS Cl A              Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B         Columbia Marsico International Opportunities Fund, Variable Series, Class B
CS Commodity Return                   Credit Suisse Trust - Commodity Return Strategy Portfolio
CS Mid-Cap Core                       Credit Suisse Trust - Mid-Cap Core Portfolio (previously Credit Suisse Trust -
                                         Mid-Cap Growth Portfolio)
CS Sm Cap Core I                      Credit Suisse Trust - Small Cap Core I Portfolio (previously Credit Suisse Trust -
                                         Small Cap Growth Portfolio)
Drey VIF Intl Eq, Serv                Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
Drey VIF Intl Val, Serv               Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
EV VT Floating-Rate Inc               Eaton Vance VT Floating-Rate Income Fund
------------------------------------------------------------------------------------------------------------------------



64 - RIVERSOURCE VARIABLE ACCOUNT 10

SUBACCOUNT                            FUND
------------------------------------------------------------------------------------------------------------------------
EG VA Fundamental Lg Cap, Cl 2        Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                   Evergreen VA International Equity Fund - Class 2
Fid VIP Contrafund, Serv Cl 2         Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl            Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2          Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl              Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2            Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl             Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2           Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2    FTVIPT Franklin Global Real Estate Securities Fund - Class 2 (previously FTVIPT
                                      Franklin Real Estate Fund - Class 2)
FTVIPT Frank Sm Cap Val, Cl 2         FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2        FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 1        FTVIPT Templeton Developing Markets Securities Fund - Class 1
FTVIPT Temp For Sec, Cl 2             FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Mid Cap Val, Inst              Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst        Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst          Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Global Tech, Serv         Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv            Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv         Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq, Serv           Lazard Retirement International Equity Portfolio - Service Shares
LM Ptnrs Var Sm Cap Gro, Cl II        Legg Mason Partners Variable Small Cap Growth Portfolio, Class II(2)
MFS Inv Gro Stock, Serv Cl            MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                  MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl             MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl                MFS(R) Utilities Series - Service Class
NB AMT Intl, Cl S                     Neuberger Berman Advisers Management Trust International Portfolio (Class S)
NB AMT Soc Responsive, Cl S           Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Global Sec VA, Serv             Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv         Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv         Oppenheimer Strategic Bond Fund/VA, Service Shares
Oppen Val VA, Serv                    Oppenheimer Value Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl       PIMCO VIT All Asset Portfolio, Advisor Share Class
Pioneer Eq Inc VCT, Cl II             Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Intl Val VCT, Cl II           Pioneer International Value VCT Portfolio - Class II Shares(3)
Put VT Hlth Sciences, Cl IB           Putnam VT Health Sciences Fund - Class IB Shares
Put VT Intl Eq, Cl IB                 Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB            Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA                 Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                   Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                            RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                      RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Core Bond                      RiverSource(R) Variable Portfolio - Core Bond Fund
RVS VP Div Bond                       RiverSource(R) Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                     RiverSource(R) Variable Portfolio - Diversified Equity Income Fund
RVS VP Emer Mkts                      RiverSource(R) Variable Portfolio - Emerging Markets Fund
RVS VP Fundamental Val                RiverSource(R) Variable Portfolio - Fundamental Value Fund
RVS VP Global Bond                    RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec      RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund
RVS VP Gro                            RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond                  RiverSource(R) Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                        RiverSource(R) Variable Portfolio - Income Opportunities Fund
RVS VP Intl Opp                       RiverSource(R) Variable Portfolio - International Opportunity Fund
RVS VP Lg Cap Eq                      RiverSource(R) Variable Portfolio - Large Cap Equity Fund(4)
RVS VP Lg Cap Val                     RiverSource(R) Variable Portfolio - Large Cap Value Fund
RVS VP Mid Cap Gro                    RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(5)
RVS VP Mid Cap Val                    RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RVS VP S&P 500                        RiverSource(R) Variable Portfolio - S&P 500 Index Fund
RVS VP Select Val                     RiverSource(R) Variable Portfolio - Select Value Fund
RVS VP Short Duration                 RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund
RVS VP Sm Cap Adv                     RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RVS VP Sm Cap Val                     RiverSource(R) Variable Portfolio - Small Cap Value Fund
Royce Micro-Cap, Invest CI            Royce Micro-Cap Portfolio - Investment Class
Third Ave Val                         Third Avenue Value Portfolio
VanK LIT Comstock, Cl II              Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
VanK UIF Global Real Est, Cl II       Van Kampen UIF Global Real Estate Portfolio, Class II Shares
VanK UIF Mid Cap Gro, Cl II           Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 65

SUBACCOUNT                            FUND
------------------------------------------------------------------------------------------------------------------------
Wanger Intl Sm Cap                    Wanger International Small Cap
Wanger U.S. Sm Co                     Wanger U.S. Smaller Companies
WF Adv VT Asset Alloc                 Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                   Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                         Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro                  Wells Fargo Advantage VT Small Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------

(1)   Columbia High Yield Fund, Variable Series, Class B merged into Nations
      High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations
      High Yield Bond Portfolio changed its name to Columbia High Yield Fund,
      Variable Series, Class B.

(2) Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I on
      April 27, 2007.

(3)   Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer
      International Value VCT Portfolio - Class II Shares on Dec. 15, 2006.

(4)   RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into
      RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17,
      2006.

(5)   RiverSource(R) Variable Portfolio - Strategy Aggressive Fund merged into
      RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17,
      2006.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.



66 - RIVERSOURCE VARIABLE ACCOUNT 10

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                            MORTALITY AND EXPENSE RISK FEE
------------------------------------------------------------------------------
RAVA                               0.75% to 0.95%
                                   (depending on the contract selected)
------------------------------------------------------------------------------
RAVA Band 3                        0.55%
------------------------------------------------------------------------------
RAVA Advantage                     0.75% to 0.95%
                                   (depending on the contract selected)
------------------------------------------------------------------------------
RAVA Select                        1.00% to 1.20%
                                   (depending on the contract selected)
------------------------------------------------------------------------------
RAVA Advantage Band 3              0.55%
------------------------------------------------------------------------------
RAVA Advantage Plus                0.55% to 0.95%
                                   (depending on the contract selected)
------------------------------------------------------------------------------
RAVA Select Plus                   0.75% to 1.20%
                                   (depending on the contract selected)
------------------------------------------------------------------------------
RAVA 4 Advantage                   0.85% to 1.05%
                                   (depending on the contract selected)
------------------------------------------------------------------------------
RAVA 4 Select                      1.10% to 1.30%
                                   (depending on the contract selected)
------------------------------------------------------------------------------
RAVA 4 Access                      1.25% to 1.45%
                                   (depending on the contract selected)
------------------------------------------------------------------------------
FPA                                1.25%
------------------------------------------------------------------------------

4. CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 per year. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

RiverSource Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by RiverSource Life for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by RiverSource Life.



RIVERSOURCE VARIABLE ACCOUNT 10 - 67

6. RELATED PARTY TRANSACTIONS

Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                                 CURRENT PERCENTAGE     PERCENTAGE RANGE
FUND                                                                                   RANGE          PRIOR TO MARCH 1, 2006
----------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                                 0.530% to 0.350%       0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund                          0.330% to 0.150%       0.510% to 0.440%
RiverSource(R) Variable Portfolio - Core Bond Fund                                0.480% to 0.290%       0.630% to 0.555%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                         0.480% to 0.290%       0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                0.600% to 0.375%       0.560% to 0.470%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                         1.100% to 0.900%       1.170% to 1.095%
RiverSource(R) Variable Portfolio - Fundamental Value Fund                        0.730% to 0.600%                    N/A
RiverSource(R) Variable Portfolio - Global Bond Fund                              0.720% to 0.520%       0.840% to 0.780%
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund    0.440% to 0.250%       0.490% to 0.415%
RiverSource(R) Variable Portfolio - Growth Fund                                   0.600% to 0.375%       0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                          0.590% to 0.360%       0.620% to 0.545%
RiverSource(R) Variable Portfolio - Income Opportunities Fund                     0.610% to 0.380%       0.640% to 0.565%
RiverSource(R) Variable Portfolio - International Opportunity Fund                0.800% to 0.570%       0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                         0.600% to 0.375%       0.630% to 0.570%
RiverSource(R) Variable Portfolio - Large Cap Value Fund                          0.600% to 0.375%       0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                           0.700% to 0.475%       0.650% to 0.560%
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                            0.700% to 0.475%       0.730% to 0.610%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                            0.220% to 0.120%       0.290% to 0.260%
RiverSource(R) Variable Portfolio - Select Value Fund                             0.780% to 0.650%       0.810% to 0.720%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund           0.480% to 0.250%       0.610% to 0.535%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                      0.790% to 0.665%       0.790% to 0.650%
RiverSource(R) Variable Portfolio - Small Cap Value Fund                          0.970% to 0.870%       1.020% to 0.920%
----------------------------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R) Variable Portfolio -Balanced Fund and is 0.12% for the following Funds:

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Emerging Markets Fund
RiverSource(R) Variable Portfolio - Fundamental Value Fund
RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Large Cap Value Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RiverSource(R) Variable Portfolio - Select Value Fund
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RiverSource(R) Variable Portfolio - Small Cap Value Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.



68 - RIVERSOURCE VARIABLE ACCOUNT 10

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                                 CURRENT PERCENTAGE       PERCENTAGE RANGE
FUND                                                                                    RANGE           PRIOR TO OCT. 1, 2005
-----------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                                 0.060% to 0.030%        0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund                          0.060% to 0.030%        0.030% to 0.020%
RiverSource(R) Variable Portfolio - Core Bond Fund                                0.070% to 0.040%        0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                         0.070% to 0.040%        0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                0.060% to 0.030%        0.040% to 0.020%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                         0.080% to 0.050%        0.100% to 0.050%
RiverSource(R) Variable Portfolio - Fundamental Value Fund                        0.060% to 0.030%                     N/A
RiverSource(R) Variable Portfolio - Global Bond Fund                              0.080% to 0.050%        0.060% to 0.040%
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund    0.070% to 0.040%        0.050% to 0.025%
RiverSource(R) Variable Portfolio - Growth Fund                                   0.060% to 0.030%        0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                          0.070% to 0.040%        0.050% to 0.025%
RiverSource(R) Variable Portfolio - Income Opportunities Fund                     0.070% to 0.040%        0.050% to 0.025%
RiverSource(R) Variable Portfolio - International Opportunity Fund                0.080% to 0.050%        0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                         0.060% to 0.030%        0.050% to 0.030%
RiverSource(R) Variable Portfolio - Large Cap Value Fund                          0.060% to 0.030%        0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                           0.060% to 0.030%        0.060% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                            0.060% to 0.030%        0.050% to 0.020%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                            0.060% to 0.030%        0.080% to 0.065%
RiverSource(R) Variable Portfolio - Select Value Fund                             0.060% to 0.030%        0.060% to 0.035%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund           0.070% to 0.040%        0.050% to 0.025%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                      0.080% to 0.050%        0.060% to 0.035%
RiverSource(R) Variable Portfolio - Small Cap Value Fund                          0.080% to 0.050%        0.080% to 0.055%
-----------------------------------------------------------------------------------------------------------------------------

The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the period ended Dec. 31, 2006 were as follows:

SUBACCOUNT                        FUND                                                                                    PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I            AIM V.I. Capital Appreciation Fund, Series I Shares                                $    3,827,820
AIM VI Cap Appr, Ser II           AIM V.I. Capital Appreciation Fund, Series II Shares                                   30,671,161
AIM VI Cap Dev, Ser I             AIM V.I. Capital Development Fund, Series I Shares                                      2,110,543
AIM VI Cap Dev, Ser II            AIM V.I. Capital Development Fund, Series II Shares                                    14,948,149
AIM VI Core Eq, Ser I             AIM V.I. Core Equity Fund, Series I Shares                                              1,305,658
AIM VI Dyn, Ser I                 AIM V.I. Dynamics Fund, Series I Shares                                                   756,709
AIM VI Fin Serv, Ser I            AIM V.I. Financial Services Fund, Series I Shares                                       7,116,779
AIM VI Fin Serv, Ser II           AIM V.I. Financial Services Fund, Series II Shares                                      1,547,954
AIM VI Global Hlth Care, Ser II   AIM V.I. Global Health Care Fund, Series II Shares                                     88,009,662
AIM VI Intl Gro, Ser II           AIM V.I. International Growth Fund, Series II Shares                                    6,271,361
AIM VI Tech, Ser I                AIM V.I. Technology Fund, Series I Shares                                               3,812,641
AB VPS Global Tech, Cl B          AllianceBernstein VPS Global Technology Portfolio (Class B)                            37,602,466
AB VPS Gro & Inc, Cl B            AllianceBernstein VPS Growth and Income Portfolio (Class B)                            36,605,670
AB VPS Intl Val, Cl B             AllianceBernstein VPS International Value Portfolio (Class B)                         327,065,071
AB VPS Lg Cap Gro, Cl B           AllianceBernstein VPS Large Cap Growth Portfolio (Class B)                                703,482
AC VP Intl, Cl I                  American Century VP International, Class I                                              3,304,718
AC VP Intl, Cl II                 American Century VP International, Class II                                            14,161,753
AC VP Mid Cap Val, Cl II          American Century VP Mid Cap Value, Class II                                             3,144,085
AC VP Ultra, Cl II                American Century VP Ultra(R), Class II                                                203,737,905
AC VP Val, Cl I                   American Century VP Value, Class I                                                     74,734,296
AC VP Val, Cl II                  American Century VP Value, Class II                                                    68,085,195
Calvert VS Social Bal             Calvert Variable Series, Inc. Social Balanced Portfolio                                10,143,824
Col Hi Yield, VS Cl B             Columbia High Yield Fund, Variable Series, Class B                                    140,716,281
Col Marsico Gro, VS Cl A          Columbia Marsico Growth Fund, Variable Series, Class A                                309,565,288
Col Marsico Intl Opp, VS Cl B     Columbia Marsico International Opportunities Fund, Variable Series, Class B           155,419,996
CS Commodity Return               Credit Suisse Trust - Commodity Return Strategy Portfolio                             139,993,595
CS Mid-Cap Core                   Credit Suisse Trust - Mid-Cap Core Portfolio                                              464,639
CS Sm Cap Core I                  Credit Suisse Trust - Small Cap Core I Portfolio                                               --
Drey VIF Intl Eq, Serv            Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares         1,749,578
Drey VIF Intl Val, Serv           Dreyfus Variable Investment Fund International Value Portfolio, Service Shares          1,328,881



RIVERSOURCE VARIABLE ACCOUNT 10 - 69

SUBACCOUNT                           FUND                                                                                 PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
EV VT Floating-Rate Inc              Eaton Vance VT Floating-Rate Income Fund                                       $   312,097,859
EG VA Fundamental Lg Cap, Cl 2       Evergreen VA Fundamental Large Cap Fund - Class 2                                    6,484,213
EG VA Intl Eq, Cl 2                  Evergreen VA International Equity Fund - Class 2                                    27,592,811
Fid VIP Contrafund, Serv Cl 2        Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                            662,764,430
Fid VIP Gro & Inc, Serv Cl           Fidelity(R) VIP Growth & Income Portfolio Service Class                              8,073,086
Fid VIP Gro & Inc, Serv Cl 2         Fidelity(R) VIP Growth & Income Portfolio Service Class 2                           25,960,328
Fid VIP Mid Cap, Serv Cl             Fidelity(R) VIP Mid Cap Portfolio Service Class                                     55,410,567
Fid VIP Mid Cap, Serv Cl 2           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  365,732,774
Fid VIP Overseas, Serv Cl            Fidelity(R) VIP Overseas Portfolio Service Class                                     5,476,318
Fid VIP Overseas, Serv Cl 2          Fidelity(R) VIP Overseas Portfolio Service Class 2                                  36,162,278
FTVIPT Frank Global Real Est, Cl 2   FTVIPT Franklin Global Real Estate Securities Fund - Class 2                       124,524,216
FTVIPT Frank Sm Cap Val, Cl 2        FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           48,696,815
FTVIPT Mutual Shares Sec, Cl 2       FTVIPT Mutual Shares Securities Fund - Class 2                                      88,559,121
FTVIPT Temp Dev Mkts Sec, Cl 1       FTVIPT Templeton Developing Markets Securities Fund - Class 1                        3,976,532
FTVIPT Temp For Sec, Cl 2            FTVIPT Templeton Foreign Securities Fund - Class 2                                   1,928,578
GS VIT Mid Cap Val, Inst             Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                        207,835,868
GS VIT Structd Sm Cap Eq, Inst       Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares            3,833,930
GS VIT Structd U.S. Eq, Inst         Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares                50,191,735
Janus Aspen Global Tech, Serv        Janus Aspen Series Global Technology Portfolio: Service Shares                       2,593,251
Janus Aspen Intl Gro, Serv           Janus Aspen Series International Growth Portfolio: Service Shares                   21,429,773
Janus Aspen Mid Cap Gro, Serv        Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                            748,202
Lazard Retire Intl Eq, Serv          Lazard Retirement International Equity Portfolio - Service Shares                   16,520,314
LM Ptnrs Var Sm Cap Gro, Cl II       Legg Mason Partners Variable Small Cap Growth Portfolio, Class II                    2,854,850
MFS Inv Gro Stock, Serv Cl           MFS(R) Investors Growth Stock Series - Service Class                                 7,733,892
MFS New Dis, Serv Cl                 MFS(R) New Discovery Series - Service Class                                          3,648,618
MFS Total Return, Serv Cl            MFS(R) Total Return Series - Service Class                                          27,377,126
MFS Utilities, Serv Cl               MFS(R) Utilities Series - Service Class                                             93,308,228
NB AMT Intl, Cl S                    Neuberger Berman Advisers Management Trust International Portfolio (Class S)       143,222,036
NB AMT Soc Responsive, Cl S          Neuberger Berman Advisers Management Trust Socially Responsive Portfolio
                                        (Class S)                                                                           512,611
Oppen Global Sec VA, Serv            Oppenheimer Global Securities Fund/VA, Service Shares                               70,826,310
Oppen Main St Sm Cap VA, Serv        Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           54,986,541
Oppen Strategic Bond VA, Serv        Oppenheimer Strategic Bond Fund/VA, Service Shares                                 643,004,683
Oppen Val VA, Serv                   Oppenheimer Value Fund/VA, Service Shares                                              480,784
PIMCO VIT All Asset, Advisor Cl      PIMCO VIT All Asset Portfolio, Advisor Share Class                                 461,049,402
Pioneer Eq Inc VCT, Cl II            Pioneer Equity Income VCT Portfolio - Class II Shares                                6,861,426
Pioneer Intl Val VCT, Cl II          Pioneer International Value VCT Portfolio - Class II Shares                          8,678,122
Put VT Hlth Sciences, Cl IB          Putnam VT Health Sciences Fund - Class IB Shares                                    21,949,676
Put VT Intl Eq, Cl IB                Putnam VT International Equity Fund - Class IB Shares                                7,529,420
Put VT Intl New Opp, Cl IB           Putnam VT International New Opportunities Fund - Class IB Shares                     2,773,848
Put VT New Opp, Cl IA                Putnam VT New Opportunities Fund - Class IA Shares                                     322,612
Put VT Vista, Cl IB                  Putnam VT Vista Fund - Class IB Shares                                               2,091,186
RVS VP Bal                           RiverSource(R) Variable Portfolio - Balanced Fund                                   56,443,773
RVS VP Cash Mgmt                     RiverSource(R) Variable Portfolio - Cash Management Fund                           502,579,800
RVS VP Core Bond                     RiverSource(R) Variable Portfolio - Core Bond Fund                                  27,118,153
RVS VP Div Bond                      RiverSource(R) Variable Portfolio - Diversified Bond Fund                          796,786,818
RVS VP Div Eq Inc                    RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                 897,491,579
RVS VP Emer Mkts                     RiverSource(R) Variable Portfolio - Emerging Markets Fund                          181,005,031
RVS VP Fundamental Val               RiverSource(R) Variable Portfolio - Fundamental Value Fund                         345,282,457
RVS VP Global Bond                   RiverSource(R) Variable Portfolio - Global Bond Fund                               214,036,853
RVS VP Global Inflation Prot Sec     RiverSource(R) Variable Portfolio - Global Inflation Protected Securities
                                        Fund                                                                            321,201,514
RVS VP Gro                           RiverSource(R) Variable Portfolio - Growth Fund                                    165,635,641
RVS VP Hi Yield Bond                 RiverSource(R) Variable Portfolio - High Yield Bond Fund                           126,953,513
RVS VP Inc Opp                       RiverSource(R) Variable Portfolio - Income Opportunities Fund                      277,395,123
RVS VP Intl Opp                      RiverSource(R) Variable Portfolio - International Opportunity Fund                  35,185,156
RVS VP Lg Cap Eq                     RiverSource(R) Variable Portfolio - Large Cap Equity Fund                        1,042,361,960
RVS VP Lg Cap Val                    RiverSource(R) Variable Portfolio - Large Cap Value Fund                             8,013,726
RVS VP Mid Cap Gro                   RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                            184,065,603
RVS VP Mid Cap Val                   RiverSource(R) Variable Portfolio - Mid Cap Value Fund                             313,446,492
RVS VP S&P 500                       RiverSource(R) Variable Portfolio - S&P 500 Index Fund                              18,629,265
RVS VP Select Val                    RiverSource(R) Variable Portfolio - Select Value Fund                                6,783,975
RVS VP Short Duration                RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund             54,767,040
RVS VP Sm Cap Adv                    RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                        25,156,058
RVS VP Sm Cap Val                    RiverSource(R) Variable Portfolio - Small Cap Value Fund                           143,761,230
Royce Micro-Cap, Invest CI           Royce Micro-Cap Portfolio - Investment Class                                        10,004,271
Third Ave Val                        Third Avenue Value Portfolio                                                        12,864,638
VanK LIT Comstock, Cl II             Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares               379,589,488
VanK UIF Global Real Est, Cl II      Van Kampen UIF Global Real Estate Portfolio, Class II Shares                       151,993,390



70 - RIVERSOURCE VARIABLE ACCOUNT 10

SUBACCOUNT                           FUND                                                                                 PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
VanK UIF Mid Cap Gro, Cl II          Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                       $    93,250,472
Wanger Intl Sm Cap                   Wanger International Small Cap                                                     170,683,465
Wanger U.S. Sm Co                    Wanger U.S. Smaller Companies                                                      149,560,462
WF Adv VT Asset Alloc                Wells Fargo Advantage VT Asset Allocation Fund                                      11,404,981
WF Adv VT Intl Core                  Wells Fargo Advantage VT International Core Fund                                     3,031,042
WF Adv VT Opp                        Wells Fargo Advantage VT Opportunity Fund                                           16,326,313
WF Adv VT Sm Cap Gro                 Wells Fargo Advantage VT Small Cap Growth Fund                                      19,595,026
------------------------------------------------------------------------------------------------------------------------------------

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2006:

                                                                           AIM VI     AIM VI     AIM VI     AIM VI         AIM VI
                                                                         CAP APPR,   CAP APPR   CAP DEV,   CAP DEV,       CORE EQ,
PRICE LEVEL                                                                SER I      SER II      SER I     SER II         SER I
                                                                         ----------------------------------------------------------
0.55%                                                                     $ 1.05       $1.14      $1.92      $1.48         $  --
0.75%                                                                       1.03        1.12       1.89       1.47            --
0.85%                                                                         --        1.09         --       1.10            --
0.95%                                                                       1.02        1.11       1.86       1.45            --
1.00%                                                                         --        1.18         --       1.53            --
1.05%                                                                         --        1.09         --       1.10            --
1.10%                                                                         --        1.09         --       1.10            --
1.20%                                                                         --        1.17         --       1.51            --
1.25%                                                                         --          --         --         --            --
1.25%                                                                         --        1.09         --       1.10          1.98
1.30%                                                                         --        1.08         --       1.10            --
1.45%                                                                         --        1.08         --       1.10            --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           AIM VI     AIM VI     AIM VI       AIM VI       AIM VI
                                                                            DYN,     FIN SERV,  FIN SERV,  GLOBAL HLTH    INTL GRO,
PRICE LEVEL                                                                SER I       SER I      SER II   CARE, SER II    SER II
                                                                          ---------------------------------------------------------
0.55%                                                                     $ 1.28       $1.39      $  --      $1.03         $1.39
0.75%                                                                       1.27        1.38         --       1.02          1.39
0.85%                                                                         --          --       1.17       1.09          1.24
0.95%                                                                       1.25        1.36         --       1.02          1.38
1.00%                                                                       1.37        1.45         --       1.02          1.38
1.05%                                                                         --          --       1.17       1.08          1.24
1.10%                                                                         --          --       1.17       1.08          1.24
1.20%                                                                       1.36        1.43         --       1.02          1.38
1.25%                                                                         --          --         --         --            --
1.25%                                                                         --          --       1.17       1.08          1.23
1.30%                                                                         --          --       1.17       1.08          1.23
1.45%                                                                         --          --       1.17       1.08          1.23
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          AIM VI      AB VPS      AB VPS    AB VPS         AB VPS
                                                                           TECH,   GLOBAL TECH, GRO & INC, INTL VAL,    LG CAP GRO,
PRICE LEVEL                                                                SER I       CL B        CL B      CL B          CL B
                                                                          ---------------------------------------------------------
0.55%                                                                     $ 0.81       $1.14      $1.31      $2.55         $  --
0.75%                                                                       0.80        1.14       1.30       2.52            --
0.85%                                                                         --        1.15       1.17       1.24          1.10
0.95%                                                                       0.79        1.14       1.29       2.49            --
1.00%                                                                       0.93        1.14       1.40       2.59            --
1.05%                                                                         --        1.15       1.17       1.24          1.09
1.10%                                                                         --        1.15       1.17       1.24          1.09
1.20%                                                                       0.92        1.13       1.38       2.57            --
1.25%                                                                         --          --         --         --            --
1.25%                                                                         --        1.15       1.17       1.24          1.09
1.30%                                                                         --        1.15       1.17       1.24          1.09
1.45%                                                                         --        1.15       1.17       1.24          1.09
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 71

                                                                           AC VP       AC VP      AC VP      AC VP         AC VP
                                                                           INTL,       INTL,   MID CAP VAL,  ULTRA,        VAL,
PRICE LEVEL                                                                CL I        CL II      CL II      CL II         CL I
                                                                          ---------------------------------------------------------
0.55%                                                                      $1.32       $1.45      $  --      $1.00         $1.89
0.75%                                                                       1.30        1.44         --       0.99          1.87
0.85%                                                                         --          --       1.16       1.04            --
0.95%                                                                       1.28        1.42         --       0.99          1.84
1.00%                                                                         --        1.64         --       0.99            --
1.05%                                                                         --          --       1.16       1.04            --
1.10%                                                                         --          --       1.16       1.04            --
1.20%                                                                         --        1.63         --       0.99            --
1.25%                                                                         --          --         --         --            --
1.25%                                                                         --          --       1.16       1.04          2.75
1.30%                                                                         --          --       1.16       1.04            --
1.45%                                                                         --          --       1.16       1.04            --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           AC VP                   COL    COL MARSICO   COL MARSICO
                                                                            VAL,   CALVERT VS   HI YIELD,     GRO,       INTL OPP,
PRICE LEVEL                                                                CL II   SOCIAL BAL    VS CL B    VS CL A       VS CL B
                                                                          ---------------------------------------------------------
0.55%                                                                      $1.61       $1.13      $1.07      $1.02         $1.07
0.75%                                                                       1.59        1.12       1.07       1.02          1.07
0.85%                                                                       1.16          --       1.08       1.09          1.20
0.95%                                                                       1.57        1.10       1.07       1.02          1.07
1.00%                                                                       1.56        1.26       1.07       1.02          1.07
1.05%                                                                       1.16          --       1.08       1.09          1.20
1.10%                                                                       1.16          --       1.08       1.09          1.20
1.20%                                                                       1.54        1.24       1.07       1.02          1.06
1.25%                                                                         --          --         --         --            --
1.25%                                                                       1.16          --       1.08       1.09          1.20
1.30%                                                                       1.16          --       1.08       1.09          1.20
1.45%                                                                       1.16          --       1.08       1.09          1.20
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            CS           CS        CS       DREY VIF      DREY VIF
                                                                        COMMODITY     MID-CAP    SM CAP     INTL EQ,     INTL VAL,
PRICE LEVEL                                                               RETURN        CORE     CORE I       SERV          SERV
                                                                        -----------------------------------------------------------
0.55%                                                                      $0.97       $1.30      $  --      $  --         $  --
0.75%                                                                       0.97        1.29         --         --            --
0.85%                                                                       1.02          --         --       1.18          1.16
0.95%                                                                       0.97        1.27         --         --            --
1.00%                                                                       0.97          --         --         --            --
1.05%                                                                       1.02          --         --       1.18          1.16
1.10%                                                                       1.02          --         --       1.18          1.16
1.20%                                                                       0.97          --         --         --            --
1.25%                                                                         --          --         --         --            --
1.25%                                                                       1.02          --       1.40       1.18          1.16
1.30%                                                                       1.01          --         --       1.18          1.16
1.45%                                                                       1.01          --         --       1.18          1.16
-----------------------------------------------------------------------------------------------------------------------------------



72 - RIVERSOURCE VARIABLE ACCOUNT 10

                                                              EV VT           EG VA           EG VA          FID VIP      FID VIP
                                                          FLOATING-RATE    FUNDAMENTAL       INTL EQ,      CONTRAFUND,   GRO & INC,
PRICE LEVEL                                                    INC        LG CAP, CL 2         CL 2         SERV CL 2     SERV CL
                                                          -------------------------------------------------------------------------
0.55%                                                         $1.03          $1.13            $1.62           $1.03        $1.17
0.75%                                                          1.03           1.12             1.61            1.03         1.15
0.85%                                                          1.03           1.12             1.17            1.10           --
0.95%                                                          1.03           1.11             1.60            1.03         1.14
1.00%                                                          1.03           1.23             1.59            1.03           --
1.05%                                                          1.03           1.12             1.17            1.10           --
1.10%                                                          1.03           1.12             1.17            1.10           --
1.20%                                                          1.03           1.22             1.59            1.03           --
1.25%                                                            --             --               --              --           --
1.25%                                                          1.02           1.12             1.17            1.10           --
1.30%                                                          1.02           1.12             1.17            1.10           --
1.45%                                                          1.02           1.12             1.17            1.09           --
-----------------------------------------------------------------------------------------------------------------------------------

                                                            FID VIP          FID VIP         FID VIP        FID VIP        FID VIP
                                                           GRO & INC,        MID CAP,        MID CAP,      OVERSEAS,      OVERSEAS,
PRICE LEVEL                                                 SERV CL 2        SERV CL        SERV CL 2       SERV CL       SERV CL 2
                                                           ------------------------------------------------------------------------
0.55%                                                        $1.28            $3.20           $2.08          $1.37         $1.66
0.75%                                                         1.26             3.15            2.06           1.35          1.64
0.85%                                                           --               --            1.09             --          1.16
0.95%                                                         1.25             3.11            2.04           1.33          1.62
1.00%                                                         1.30               --            1.97             --          1.80
1.05%                                                           --               --            1.09             --          1.16
1.10%                                                           --               --            1.09             --          1.16
1.20%                                                         1.28               --            1.95             --          1.79
1.25%                                                           --               --              --             --            --
1.25%                                                           --               --            1.09             --          1.16
1.30%                                                           --               --            1.09             --          1.16
1.45%                                                           --               --            1.09             --          1.16
-----------------------------------------------------------------------------------------------------------------------------------

                                                          FTVIPT FRANK     FTVIPT FRANK       FTVIPT          FTVIPT        FTVIPT
                                                        GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   TEMP DEV MKTS    TEMP FOR
PRICE LEVEL                                                   CL 2             CL 2         SEC, CL 2       SEC, CL 1     SEC, CL 2
                                                        ---------------------------------------------------------------------------
0.55%                                                        $3.27            $2.49           $1.53           $  --         $1.73
0.75%                                                         3.23             2.45            1.51              --          1.71
0.85%                                                         1.22             1.09            1.14              --            --
0.95%                                                         3.18             2.42            1.50              --          1.69
1.00%                                                         2.37             1.84            1.58              --            --
1.05%                                                         1.21             1.09            1.14              --            --
1.10%                                                         1.21             1.09            1.14              --            --
1.20%                                                         2.35             1.82            1.56              --            --
1.25%                                                           --               --              --              --            --
1.25%                                                         1.20             1.09            1.15            1.40            --
1.30%                                                         1.21             1.09            1.14              --            --
1.45%                                                         1.20             1.09            1.15              --            --
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 73

                                                         GS VIT           GS VIT         GS VIT       JANUS ASPEN      JANUS ASPEN
                                                         MID CAP        STRUCTD SM    STRUCTD U.S.    GLOBAL TECH,       INTL GRO,
PRICE LEVEL                                             VAL, INST      CAP EQ, INST     EQ, INST          SERV             SERV
                                                      ------------------------------------------------------------------------------
0.55%                                                    $ 2.71          $ 2.00          $ 1.18          $ 0.43           $ 1.36
0.75%                                                      2.67            1.97            1.16            0.43             1.34
0.85%                                                        --              --            1.13              --               --
0.95%                                                      2.63            1.94            1.15            0.42             1.33
1.00%                                                      1.94              --            1.38            1.08             2.34
1.05%                                                        --              --            1.13              --               --
1.10%                                                        --              --            1.13              --               --
1.20%                                                      1.92              --            1.37            1.07             2.32
1.25%                                                        --              --              --              --               --
1.25%                                                        --              --            1.13              --               --
1.30%                                                        --              --            1.13              --               --
1.45%                                                        --              --            1.13              --               --
------------------------------------------------------------------------------------------------------------------------------------

                                                       JANUS ASPEN       LAZARD         LM PTNRS          MFS              MFS
                                                      MID CAP GRO,       RETIRE        VAR SM CAP    INV GRO STOCK,      NEW DIS,
PRICE LEVEL                                               SERV        INTL EQ, SERV    GRO, CL II       SERV CL          SERV CL
                                                      ------------------------------------------------------------------------------
0.55%                                                    $ 0.61          $ 1.27          $ 1.18          $ 0.71           $ 1.01
0.75%                                                      0.60            1.25            1.17            0.70             0.99
0.85%                                                        --              --            1.12            1.10               --
0.95%                                                      0.59            1.23            1.17            0.69             0.98
1.00%                                                        --            1.77            1.17            1.09             1.17
1.05%                                                        --              --            1.11            1.10               --
1.10%                                                        --              --            1.11            1.10               --
1.20%                                                        --            1.75            1.17            1.08             1.16
1.25%                                                        --              --              --              --               --
1.25%                                                        --              --            1.11            1.10               --
1.30%                                                        --              --            1.11            1.10               --
1.45%                                                        --              --            1.11            1.10               --
------------------------------------------------------------------------------------------------------------------------------------

                                                           MFS             MFS           NB AMT        NB AMT SOC         OPPEN
                                                      TOTAL RETURN,     UTILITIES,        INTL,        RESPONSIVE,    GLOBAL SEC VA,
PRICE LEVEL                                              SERV CL         SERV CL          CL S           CL S              SERV
                                                      ------------------------------------------------------------------------------
0.55%                                                    $ 1.24          $ 1.80          $ 1.05          $   --           $ 1.53
0.75%                                                      1.23            1.78            1.04              --             1.52
0.85%                                                      1.11            1.24            1.17            1.14             1.17
0.95%                                                      1.23            1.76            1.04              --             1.51
1.00%                                                      1.23            2.20            1.04              --             1.51
1.05%                                                      1.11            1.24            1.17            1.14             1.17
1.10%                                                      1.11            1.24            1.17            1.14             1.17
1.20%                                                      1.22            2.18            1.04              --             1.50
1.25%                                                        --              --              --              --               --
1.25%                                                      1.11            1.24            1.17            1.14             1.16
1.30%                                                      1.11            1.24            1.17            1.14             1.16
1.45%                                                      1.11            1.24            1.17            1.14             1.16
------------------------------------------------------------------------------------------------------------------------------------



74 - RIVERSOURCE VARIABLE ACCOUNT 10

                                                             OPPEN           OPPEN          OPPEN      PIMCO VIT       PIONEER
                                                           MAIN ST SM       STRATEGIC      VAL VA,     ALL ASSET,     EQ INC VCT,
PRICE LEVEL                                               CAP VA, SERV   BOND VA, SERV       SERV      ADVISOR CL        CL II
                                                         ---------------------------------------------------------------------------
0.55%                                                       $ 1.44          $ 1.16         $  --         $ 1.04        $ 1.46
0.75%                                                         1.43            1.16            --           1.04          1.44
0.85%                                                         1.10            1.08          1.07           1.07            --
0.95%                                                         1.42            1.15            --           1.04          1.43
1.00%                                                         1.42            1.15            --           1.04          1.49
1.05%                                                         1.10            1.08          1.07           1.07            --
1.10%                                                         1.10            1.08          1.07           1.07            --
1.20%                                                         1.41            1.14            --           1.04          1.48
1.25%                                                           --              --            --             --            --
1.25%                                                         1.10            1.08          1.07           1.07            --
1.30%                                                         1.10            1.08          1.07           1.07            --
1.45%                                                         1.10            1.08          1.07           1.07            --
------------------------------------------------------------------------------------------------------------------------------------

                                                            PIONEER          PUT VT        PUT VT        PUT VT         PUT VT
                                                         INTL VAL VCT,   HLTH SCIENCES,   INTL EQ,    INTL NEW OPP,    NEW OPP,
PRICE LEVEL                                                 CL II            CL IB         CL IB          CL IB          CL IA
                                                         ---------------------------------------------------------------------------
0.55%                                                       $ 1.01          $ 1.12        $ 1.65         $ 1.24        $   --
0.75%                                                         1.01            1.11          1.63           1.22            --
0.85%                                                           --              --            --             --            --
0.95%                                                         1.01            1.10          1.61           1.21            --
1.00%                                                         1.01            1.14          1.77             --            --
1.05%                                                           --              --            --             --            --
1.10%                                                           --              --            --             --            --
1.20%                                                         1.01            1.13          1.75             --            --
1.25%                                                           --              --            --             --            --
1.25%                                                           --              --            --             --          1.49
1.30%                                                           --              --            --             --            --
1.45%                                                           --              --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------

                                                             PUT VT
                                                             VISTA,          RVS VP        RVS VP        RVS VP         RVS VP
PRICE LEVEL                                                  CL IB            BAL         CASH MGMT     CORE BOND      DIV BOND
                                                         ---------------------------------------------------------------------------
0.55%                                                       $ 1.08          $ 1.25        $ 1.17         $ 1.07        $ 1.36
0.75%                                                         1.06            1.23          1.16           1.06          1.34
0.85%                                                           --            1.13          1.02           1.05          1.05
0.95%                                                         1.05            1.21          1.14           1.05          1.32
1.00%                                                         1.31            1.35          1.04           1.05          1.16
1.05%                                                           --            1.13          1.02           1.04          1.05
1.10%                                                           --            1.13          1.02           1.04          1.05
1.20%                                                         1.30            1.34          1.03           1.05          1.15
1.25%                                                           --            1.13(1)       1.02(1)          --          1.05(1)
1.25%                                                           --            1.87(2)       1.27(2)        1.04          1.45(2)
1.30%                                                           --            1.13          1.02           1.04          1.05
1.45%                                                           --            1.13          1.02           1.04          1.05
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 75

                                                                                           RVS VP                        RVS VP
                                                             RVS VP        RVS VP       FUNDAMENTAL     RVS VP      GLOBAL INFLATION
PRICE LEVEL                                                DIV EQ INC     EMER MKTS         VAL       GLOBAL BOND       PROT SEC
                                                           -------------------------------------------------------------------------
0.55%                                                        $ 1.83        $ 2.11         $  1.09      $ 1.46            $ 1.06
0.75%                                                          1.81          2.05            1.09        1.44              1.05
0.85%                                                          1.13          1.34            1.12        1.05              1.03
0.95%                                                          1.79          2.02            1.08        1.42              1.05
1.00%                                                          1.82          2.70            1.08        1.38              1.05
1.05%                                                          1.13          1.34            1.12        1.05              1.03
1.10%                                                          1.13          1.34            1.12        1.05              1.03
1.20%                                                          1.79          2.68            1.08        1.37              1.04
1.25%                                                            --            --              --        1.05(1)             --
1.25%                                                          1.13          1.34            1.12        1.54(2)           1.03
1.30%                                                          1.13          1.34            1.11        1.05              1.03
1.45%                                                          1.12          1.34            1.11        1.05              1.03
------------------------------------------------------------------------------------------------------------------------------------

                                                             RVS VP        RVS VP          RVS VP       RVS VP           RVS VP
PRICE LEVEL                                                   GRO       HI YIELD BOND     INC OPP      INTL OPP        LG CAP EQ
                                                           -------------------------------------------------------------------------
0.55%                                                        $ 0.73       $ 1.39           $ 1.15      $ 1.14          $ 0.97
0.75%                                                          0.73         1.37             1.14        1.12            0.96
0.85%                                                          1.14         1.08             1.07        1.18            1.15
0.95%                                                          0.72         1.35             1.14        1.11            0.94
1.00%                                                          1.17         1.44             1.14        1.74            1.20
1.05%                                                          1.14         1.08             1.07        1.18            1.15
1.10%                                                          1.14         1.08             1.07        1.18            1.15
1.20%                                                          1.16         1.43             1.13        1.73            1.29
1.25%                                                            --         1.08(1)            --        1.17(1)         1.15(1)
1.25%                                                          1.13         1.52(2)          1.07        1.51(2)         1.53(2)
1.30%                                                          1.13         1.08             1.07        1.17            1.15
1.45%                                                          1.13         1.07             1.07        1.17            1.15
------------------------------------------------------------------------------------------------------------------------------------

                                                             RVS VP        RVS VP          RVS VP       RVS VP           RVS VP
PRICE LEVEL                                                LG CAP VAL    MID CAP GRO    MID CAP VAL    S&P 500         SELECT VAL
                                                           -------------------------------------------------------------------------
0.55%                                                        $ 1.35       $ 1.25          $ 1.37       $ 1.01            $ 1.30
0.75%                                                          1.34         1.22            1.36         1.00              1.29
0.85%                                                          1.16         1.05            1.09         1.14              1.10
0.95%                                                          1.34         1.20            1.36         0.99              1.28
1.00%                                                          1.33         1.24            1.36         1.30              1.28
1.05%                                                          1.16         1.05            1.09         1.14              1.10
1.10%                                                          1.16         1.05            1.09         1.14              1.10
1.20%                                                          1.33         1.23            1.35         1.29              1.27
1.25%                                                            --         1.05(1)           --           --                --
1.25%                                                          1.16         0.96(2)         1.09         1.14              1.10
1.30%                                                          1.16         1.05            1.09         1.14              1.10
1.45%                                                          1.16         1.05            1.09         1.14              1.10
------------------------------------------------------------------------------------------------------------------------------------



76 - RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                                               ROYCE
                                                                  RVS VP         RVS VP         RVS VP       MICRO-CAP,   THIRD AVE
PRICE LEVEL                                                   SHORT DURATION   SM CAP ADV     SM CAP VAL     INVEST CI       VAL
                                                              ----------------------------------------------------------------------
0.55%                                                             $ 1.28         $ 1.79         $ 1.92        $ 3.41        $ 3.37
0.75%                                                               1.25           1.77           1.91          3.36          3.32
0.85%                                                               1.03           1.10           1.12            --            --
0.95%                                                               1.24           1.74           1.89          3.32          3.27
1.00%                                                               1.08           1.68           1.79            --            --
1.05%                                                               1.03           1.10           1.12            --            --
1.10%                                                               1.03           1.10           1.12            --            --
1.20%                                                               1.07           1.66           1.77            --            --
1.25%                                                                 --             --             --            --            --
1.25%                                                               1.03           1.10           1.12            --            --
1.30%                                                               1.03           1.10           1.12            --            --
1.45%                                                               1.03           1.09           1.12            --            --
------------------------------------------------------------------------------------------------------------------------------------

                                                                 VANK LIT       VANK UIF       VANK UIF
                                                                COMSTOCK,      GLOBAL REAL   MID CAP GRO,      WANGER       WANGER
PRICE LEVEL                                                       CL II        EST, CL II       CL II       INTL SM CAP   U.S. SM CO
                                                              ----------------------------------------------------------------------
0.55%                                                             $ 1.38         $ 1.23         $ 0.99        $ 2.31        $ 1.92
0.75%                                                               1.37           1.23           0.99          2.27          1.89
0.85%                                                               1.13           1.29           1.08          1.24          1.08
0.95%                                                               1.36           1.22           0.99          2.24          1.86
1.00%                                                               1.36           1.22           0.99          2.71          1.66
1.05%                                                               1.13           1.28           1.08          1.24          1.08
1.10%                                                               1.13           1.28           1.08          1.24          1.08
1.20%                                                               1.35           1.22           0.99          2.68          1.64
1.25%                                                                 --             --             --            --            --
1.25%                                                               1.13           1.28           1.08          1.24          1.08
1.30%                                                               1.13           1.28           1.08          1.24          1.08
1.45%                                                               1.13           1.28           1.08          1.24          1.08
------------------------------------------------------------------------------------------------------------------------------------

                                                                                WF ADV VT     WF ADV VT      WF ADV VT    WF ADV VT
PRICE LEVEL                                                                    ASSET ALLOC    INTL CORE         OPP       SM CAP GRO
                                                                               -----------------------------------------------------
0.55%                                                                            $ 1.29         $ 1.29        $ 1.38        $ 1.20
0.75%                                                                              1.28           1.28          1.36          1.18
0.85%                                                                                --             --          1.12          1.15
0.95%                                                                              1.26           1.26          1.35          1.17
1.00%                                                                              1.33           1.48          1.40          1.35
1.05%                                                                                --             --          1.11          1.14
1.10%                                                                                --             --          1.11          1.14
1.20%                                                                              1.32           1.47          1.39          1.34
1.25%                                                                                --             --            --            --
1.25%                                                                                --             --          1.11          1.14
1.30%                                                                                --             --          1.11          1.14
1.45%                                                                                --             --          1.11          1.14
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 77

The following is a summary of units outstanding at Dec. 31, 2006:

                                                                 AIM VI        AIM VI         AIM VI        AIM VI         AIM VI
                                                                CAP APPR,     CAP APPR,      CAP DEV,      CAP DEV,       CORE EQ,
PRICE LEVEL                                                       SER I        SER II         SER I         SER II         SER I
                                                               ---------------------------------------------------------------------
0.55%                                                             379,639        488,718       212,380        183,065            --
0.75%                                                          38,670,914    109,952,224    13,833,719     25,868,154            --
0.85%                                                                  --      1,059,904            --        718,622            --
0.95%                                                          33,758,539     56,007,201    14,226,133     14,692,276            --
1.00%                                                                  --     19,282,305            --      3,320,576            --
1.05%                                                                  --      1,047,038            --        574,739            --
1.10%                                                                  --        158,905            --        319,634            --
1.20%                                                                  --     10,001,668            --      2,051,303            --
1.25%                                                                  --             --            --             --            --
1.25%                                                                  --         14,694            --         32,771   199,590,592
1.30%                                                                  --        256,894            --        251,537            --
1.45%                                                                  --         95,966            --         13,198            --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                          72,809,092    198,365,517    28,272,232     48,025,875   199,590,592
------------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM VI        AIM VI         AIM VI        AIM VI        AIM VI
                                                                  DYN,        FIN SERV,      FIN SERV,    GLOBAL HLTH    INTL GRO,
PRICE LEVEL                                                       SER I         SER I         SER II     CARE, SER II     SER II
                                                               ---------------------------------------------------------------------
0.55%                                                              10,511        157,585            --      1,114,072       104,870
0.75%                                                           7,290,701     12,088,406            --     33,922,519     1,743,612
0.85%                                                                  --             --       695,005     16,983,053       606,951
0.95%                                                           4,211,180      7,305,489            --     15,226,400     1,198,427
1.00%                                                             607,709      1,342,218            --      5,096,417       503,266
1.05%                                                                  --             --       377,042      7,278,776       566,268
1.10%                                                                  --             --        92,448      3,445,164        97,896
1.20%                                                             356,797        904,422            --      2,466,073       267,459
1.25%                                                                  --             --            --             --            --
1.25%                                                                  --             --        24,617        203,413        21,146
1.30%                                                                  --             --        60,414      1,831,933       101,531
1.45%                                                                  --             --       114,494        221,644        14,366
------------------------------------------------------------------------------------------------------------------------------------
Total                                                          12,476,898     21,798,120     1,364,020     87,789,464     5,225,792
------------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM VI        AB VPS         AB VPS        AB VPS        AB VPS
                                                                  TECH,     GLOBAL TECH,    GRO & INC,     INTL VAL,    LG CAP GRO,
PRICE LEVEL                                                       SER I         CL B           CL B          CL B          CL B
                                                               ---------------------------------------------------------------------
0.55%                                                             418,012        652,843     1,373,921      3,591,938            --
0.75%                                                          25,440,442     14,119,586   135,092,631    203,015,966            --
0.85%                                                                  --      6,466,535     1,936,294     33,087,030       346,005
0.95%                                                          12,093,534      5,608,644    84,551,545    127,478,772            --
1.00%                                                           3,542,790      2,022,693    18,481,036     31,866,550            --
1.05%                                                                  --      2,365,880       814,525     17,585,662       170,057
1.10%                                                                  --      1,141,705       506,810      8,397,053       111,333
1.20%                                                           1,895,856        846,168    12,504,217     19,979,293            --
1.25%                                                                  --             --            --             --            --
1.25%                                                                  --         65,975        72,751        875,433        12,036
1.30%                                                                  --        563,928       292,742      5,842,632        22,960
1.45%                                                                  --         43,306        64,911      1,561,237         4,281
------------------------------------------------------------------------------------------------------------------------------------
Total                                                          43,390,634     33,897,263   255,691,383    453,281,566       666,672
------------------------------------------------------------------------------------------------------------------------------------



78 - RIVERSOURCE VARIABLE ACCOUNT 10

                                                                    AC VP       AC VP         AC VP         AC VP         AC VP
                                                                    INTL,       INTL,      MID CAP VAL,     ULTRA,         VAL,
PRICE LEVEL                                                         CL I        CL II         CL II         CL II          CL I
                                                                --------------------------------------------------------------------
0.55%                                                               352,384      365,426             --     2,938,858       746,516
0.75%                                                            24,450,495   45,349,154             --    78,916,085    47,445,611
0.85%                                                                    --           --        987,343    36,949,152            --
0.95%                                                            26,483,474   26,699,722             --    35,410,632    47,255,595
1.00%                                                                    --    7,826,276             --    12,930,551            --
1.05%                                                                    --           --      1,123,806    16,169,548            --
1.10%                                                                    --           --        249,548     7,306,480            --
1.20%                                                                    --    4,188,339             --     6,545,475            --
1.25%                                                                    --           --             --            --            --
1.25%                                                                    --           --         75,811       508,260   162,570,074
1.30%                                                                    --           --        266,872     4,125,303            --
1.45%                                                                    --           --         39,589       530,463            --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                            51,286,353   84,428,917      2,742,969   202,330,807   258,017,796
------------------------------------------------------------------------------------------------------------------------------------

                                                                   AC VP                        COL       COL MARSICO   COL MARSICO
                                                                    VAL,      CALVERT VS     HI YIELD,        GRO,       INTL OPP,
PRICE LEVEL                                                        CL II      SOCIAL BAL      VS CL B       VS CL A       VS CL B
                                                                --------------------------------------------------------------------
0.55%                                                             1,060,386        17,923       584,718     2,834,033     2,193,637
0.75%                                                           136,167,395    24,974,506    48,099,090   121,798,382    59,298,680
0.85%                                                             3,143,029            --     2,469,047    48,403,449    23,000,818
0.95%                                                            93,342,661    19,333,592    30,820,502    66,351,898    32,711,831
1.00%                                                            24,432,717     3,270,295    12,073,921    21,099,590     9,848,847
1.05%                                                             3,228,018            --     2,031,561    25,237,005    11,268,443
1.10%                                                             1,104,580            --       588,359    11,518,682     5,329,766
1.20%                                                            15,591,541     2,144,413     9,164,278    10,663,117     5,250,563
1.25%                                                                    --            --            --            --            --
1.25%                                                               117,528            --       165,720     1,110,399       473,636
1.30%                                                               903,089            --       576,045     7,436,771     3,503,046
1.45%                                                               213,170            --       285,894     1,492,501       747,727
------------------------------------------------------------------------------------------------------------------------------------
Total                                                           279,304,114    49,740,729   106,859,135   317,945,827   153,626,994
------------------------------------------------------------------------------------------------------------------------------------

                                                                    CS            CS            CS         DREY VIF      DREY VIF
                                                                 COMMODITY     MID-CAP        SM CAP        INTL EQ,     INTL VAL,
PRICE LEVEL                                                       RETURN         CORE         CORE I         SERV          SERV
                                                                --------------------------------------------------------------------
0.55%                                                             1,599,778       86,170             --            --            --
0.75%                                                            51,379,882    9,789,249             --            --            --
0.85%                                                            23,928,292           --             --       732,688       692,551
0.95%                                                            26,224,223    9,967,184             --            --            --
1.00%                                                             9,238,544           --             --            --            --
1.05%                                                            11,513,397           --             --       334,081       218,257
1.10%                                                             5,525,562           --             --       186,965       104,165
1.20%                                                             4,962,245           --             --            --            --
1.25%                                                                    --           --             --            --            --
1.25%                                                               737,666           --    148,637,832        65,888        61,359
1.30%                                                             3,432,631           --             --       204,996        72,114
1.45%                                                               700,481           --             --        35,149        18,169
------------------------------------------------------------------------------------------------------------------------------------
Total                                                           139,242,701   19,842,603    148,637,832     1,559,767     1,166,615
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 79

                                                           EV VT            EG VA           EG VA          FID VIP       FID VIP
                                                       FLOATING-RATE     FUNDAMENTAL       INTL EQ,      CONTRAFUND,    GRO & INC,
PRICE LEVEL                                                 INC          LG CAP, CL 2       CL 2          SERV CL 2      SERV CL
                                                      ------------------------------------------------------------------------------
0.55%                                                        2,567,348         55,887         668,574       6,581,980       754,148
0.75%                                                      103,829,833     15,188,903      19,054,552     244,120,652    92,367,632
0.85%                                                       46,638,153        402,924       1,467,093      94,738,152            --
0.95%                                                       59,159,294      9,669,103      12,673,957     127,364,129    89,221,233
1.00%                                                       18,826,345      1,854,687       6,006,212      40,093,986            --
1.05%                                                       27,120,421        251,953         775,830      48,091,843            --
1.10%                                                       11,484,801         84,679         402,841      21,709,476            --
1.20%                                                       12,200,124      1,267,978       4,046,980      20,348,205            --
1.25%                                                               --             --              --              --            --
1.25%                                                        1,613,196          3,463          62,383       1,983,201            --
1.30%                                                       10,135,794         34,629         381,726      14,253,659            --
1.45%                                                        4,655,025         31,864          78,920       3,216,003            --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                      298,230,334     28,846,070      45,619,068     622,501,286   182,343,013
------------------------------------------------------------------------------------------------------------------------------------

                                                          FID VIP             FID VIP      FID VIP         FID VIP        FID VIP
                                                         GRO & INC,           MID CAP,     MID CAP,        OVERSEAS,     OVERSEAS,
PRICE LEVEL                                              SERV CL 2            SERV CL     SERV CL 2        SERV CL       SERV CL 2
                                                      ------------------------------------------------------------------------------
0.55%                                                        1,623,995        664,422       4,010,542         297,936     1,129,875
0.75%                                                      173,860,587     67,425,735     290,677,707      38,789,148    74,338,667
0.85%                                                               --             --      36,124,955              --     2,652,575
0.95%                                                      112,863,922     63,503,653     174,833,300      37,262,372    52,627,065
1.00%                                                       25,440,934             --      53,338,741              --    10,330,450
1.05%                                                               --             --      18,037,810              --     1,434,372
1.10%                                                               --             --       8,140,247              --       577,167
1.20%                                                       16,152,375             --      32,335,241              --     7,435,538
1.25%                                                               --             --              --              --            --
1.25%                                                               --             --         823,741              --       119,790
1.30%                                                               --             --       5,440,636              --       482,530
1.45%                                                               --             --       1,151,508              --       234,031
------------------------------------------------------------------------------------------------------------------------------------
Total                                                      329,941,813    131,593,810     624,914,428      76,349,456   151,362,060
------------------------------------------------------------------------------------------------------------------------------------

                                                        FTVIPT FRANK     FTVIPT FRANK      FTVIPT          FTVIPT          FTVIPT
                                                      GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   TEMP DEV MKTS    TEMP FOR
PRICE LEVEL                                                 CL 2             CL 2         SEC, CL 2       SEC, CL 1      SEC, CL 2
                                                      ------------------------------------------------------------------------------
0.55%                                                          836,111        738,448         864,753              --       282,908
0.75%                                                      128,540,420     78,885,543      90,390,866              --    14,586,682
0.85%                                                        6,443,136      4,227,925       5,797,953              --            --
0.95%                                                       81,588,583     55,077,861      63,662,486              --    15,474,835
1.00%                                                       20,694,212     14,227,296      22,449,326              --            --
1.05%                                                        3,157,156      2,406,759       4,293,865              --            --
1.10%                                                        1,034,231        896,266       2,909,939              --            --
1.20%                                                       13,497,911      8,954,067      13,922,123              --            --
1.25%                                                               --             --              --              --            --
1.25%                                                          108,272        119,298         403,363     179,402,572            --
1.30%                                                        1,106,769      1,064,319       2,029,594              --            --
1.45%                                                          413,922        232,442         485,042              --            --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                      257,420,723    166,830,224     207,209,310     179,402,572    30,344,425
------------------------------------------------------------------------------------------------------------------------------------



80 - RIVERSOURCE VARIABLE ACCOUNT 10

                                                          GS VIT         GS VIT         GS VIT       JANUS ASPEN       JANUS ASPEN
                                                          MID CAP      STRUCTD SM    STRUCTD U.S.    GLOBAL TECH,       INTL GRO,
PRICE LEVEL                                             VAL, INST     CAP EQ, INST     EQ, INST         SERV              SERV
                                                      ------------------------------------------------------------------------------
0.55%                                                     2,338,676        113,708      2,498,679          180,216          230,593
0.75%                                                   163,687,475      8,977,225    231,223,362       30,605,608       77,238,682
0.85%                                                            --             --      4,039,792               --               --
0.95%                                                   112,451,843      9,980,810    160,736,339       22,668,495       61,879,290
1.00%                                                    29,515,428             --     27,338,752          504,728        1,655,642
1.05%                                                            --             --      1,796,840               --               --
1.10%                                                            --             --      1,087,855               --               --
1.20%                                                    19,761,772             --     15,324,039          215,313        1,093,605
1.25%                                                            --             --             --               --               --
1.25%                                                            --             --        186,174               --               --
1.30%                                                            --             --        664,980               --               --
1.45%                                                            --             --        196,408               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                   327,755,194     19,071,743    445,093,220       54,174,360      142,097,812
------------------------------------------------------------------------------------------------------------------------------------

                                                       JANUS ASPEN       LAZARD        LM PTNRS          MFS             MFS
                                                       MID CAP GRO,      RETIRE       VAR SM CAP    INV GRO STOCK,      NEW DIS,
PRICE LEVEL                                               SERV        INTL EQ, SERV   GRO, CL II        SERV CL         SERV CL
                                                      ------------------------------------------------------------------------------
0.55%                                                       124,605      1,290,833         19,931          481,398          242,974
0.75%                                                    29,698,706     86,802,157        966,347      100,533,141       51,187,924
0.85%                                                            --             --        276,509          319,654               --
0.95%                                                    20,669,804     62,991,507        487,526       73,299,819       38,119,989
1.00%                                                            --      6,555,287        197,250        8,627,921        5,363,080
1.05%                                                            --             --        121,679          321,068               --
1.10%                                                            --             --         29,917           76,925               --
1.20%                                                            --      4,512,972         39,071        4,032,744        3,471,737
1.25%                                                            --             --             --               --               --
1.25%                                                            --             --            447           60,035               --
1.30%                                                            --             --         26,961           80,178               --
1.45%                                                            --             --          3,757           57,134               --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                    50,493,115    162,152,756      2,169,395      187,890,017       98,385,704
------------------------------------------------------------------------------------------------------------------------------------

                                                           MFS            MFS           NB AMT        NB AMT SOC         OPPEN
                                                      TOTAL RETURN,    UTILITIES,        INTL,        RESPONSIVE,    GLOBAL SEC VA,
PRICE LEVEL                                              SERV CL        SERV CL          CL S            CL S             SERV
                                                      ------------------------------------------------------------------------------
0.55%                                                       264,090      1,064,993      1,956,746               --        1,308,819
0.75%                                                    36,758,800     71,164,192     57,067,461               --       51,514,307
0.85%                                                     2,044,957      4,446,377     26,194,024          164,042        2,542,361
0.95%                                                    23,114,484     45,868,755     26,517,435               --       34,962,357
1.00%                                                    12,057,258      8,230,754      9,305,434               --       14,402,316
1.05%                                                     1,087,171      2,966,733     12,040,988          124,130        2,157,957
1.10%                                                       979,816      1,198,161      5,540,131          130,662          890,356
1.20%                                                     9,804,865      6,302,025      4,470,552               --        8,796,020
1.25%                                                            --             --             --               --               --
1.25%                                                       175,743        101,493        432,117           12,694          108,392
1.30%                                                       793,240      1,005,381      3,205,380           29,457          662,904
1.45%                                                       156,179        466,934        680,295            5,003          266,033
------------------------------------------------------------------------------------------------------------------------------------
Total                                                    87,236,603    142,815,798    147,410,563          465,988      117,611,822
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 81

                                                     OPPEN           OPPEN             OPPEN          PIMCO VIT       PIONEER
                                                  MAIN ST SM       STRATEGIC          VAL VA,        ALL ASSET,     EQ INC VCT,
PRICE LEVEL                                      CAP VA, SERV    BOND VA, SERV         SERV          ADVISOR CL        CL II
                                                 -----------------------------------------------------------------------------------
0.55%                                                  772,918        6,330,807              --         4,104,841          81,259
0.75%                                               34,461,739      339,587,314              --       154,198,774      24,624,030
0.85%                                                3,087,940       64,309,932         137,848        82,883,016              --
0.95%                                               22,606,467      226,000,236              --        76,066,930      15,916,708
1.00%                                               10,328,187       64,615,109              --        26,857,150       4,900,864
1.05%                                                2,176,587       37,454,299         113,045        42,994,333              --
1.10%                                                1,147,841       15,782,520          14,230        18,644,359              --
1.20%                                                5,725,149       46,386,599              --        14,860,316       2,541,319
1.25%                                                       --               --              --                --              --
1.25%                                                  132,928        3,210,529              24         1,767,021              --
1.30%                                                  714,521       12,933,908          98,164        12,824,595              --
1.45%                                                  230,787        3,973,545           6,439         2,480,505              --
------------------------------------------------------------------------------------------------------------------------------------
Total                                               81,385,064      820,584,798         369,750       437,681,840      48,064,180
------------------------------------------------------------------------------------------------------------------------------------

                                                    PIONEER          PUT VT            PUT VT          PUT VT           PUT VT
                                                 INTL VAL VCT,   HLTH SCIENCES,       INTL EQ,      INTL NEW OPP,       NEW OPP,
PRICE LEVEL                                          CL II           CL IB             CL IB           CL IB             CL IA
                                                 -----------------------------------------------------------------------------------
0.55%                                                       --          195,450         163,698           131,363              --
0.75%                                                4,722,680       25,848,193      34,316,452        40,789,981              --
0.85%                                                       --               --              --                --              --
0.95%                                                2,934,677       13,569,401      21,524,338        36,739,891              --
1.00%                                                  560,460        4,490,216       3,960,858                --              --
1.05%                                                       --               --              --                --              --
1.10%                                                       --               --              --                --              --
1.20%                                                  390,089        2,415,937       2,660,366                --              --
1.25%                                                       --               --              --                --              --
1.25%                                                       --               --              --                --     149,235,834
1.30%                                                       --               --              --                --              --
1.45%                                                       --               --              --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                8,607,906       46,519,197      62,625,712        77,661,235     149,235,834
------------------------------------------------------------------------------------------------------------------------------------

                                                     PUT VT
                                                     VISTA,           RVS VP          RVS VP            RVS VP         RVS VP
PRICE LEVEL                                          CL IB              BAL         CASH MGMT         CORE BOND       DIV BOND
                                                 -----------------------------------------------------------------------------------
0.55%                                                  428,838          458,729       8,285,584           135,226       7,271,767
0.75%                                               42,808,188       89,308,660     258,492,344        24,861,420     511,099,531
0.85%                                                       --          828,698      34,336,507           736,014     145,290,497
0.95%                                               34,608,610       74,221,233     211,743,526        22,500,949     351,043,294
1.00%                                                  985,574        4,465,841      37,806,005         4,755,726      87,922,556
1.05%                                                       --          692,263      30,300,455         1,312,601      82,280,554
1.10%                                                       --          306,030       9,714,656           238,297      34,539,242
1.20%                                                  705,565        3,763,794      33,401,179         4,584,557      60,502,220
1.25%                                                       --           41,547(1)    2,340,126(1)             --       3,648,690(1)
1.25%                                                       --      134,036,727(2)   58,182,822(2)          5,427     125,946,549(2)
1.30%                                                       --          224,939       9,799,975           178,257      26,099,575
1.45%                                                       --          350,042       7,384,845            96,168       5,707,582
------------------------------------------------------------------------------------------------------------------------------------
Total                                               79,536,775      308,698,503     701,788,024        59,404,642   1,441,352,057
------------------------------------------------------------------------------------------------------------------------------------



82 - RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                      RVS VP                          RVS VP
                                                     RVS VP          RVS VP        FUNDAMENTAL      RVS VP       GLOBAL INFLATION
PRICE LEVEL                                        DIV EQ INC      EMER MKTS           VAL       GLOBAL BOND          PROT SEC
                                                 -----------------------------------------------------------------------------------
0.55%                                                9,433,555       2,144,247       3,665,664     2,645,026            2,958,734
0.75%                                              585,143,599      89,672,222     123,149,786   169,931,428          161,490,294
0.85%                                               93,935,678      18,149,619      64,828,901    41,688,631           53,227,657
0.95%                                              383,459,949      51,866,549      57,963,213   123,833,833           95,223,851
1.00%                                               75,610,297       9,829,353      20,638,832    26,715,768           31,047,803
1.05%                                               47,849,332       8,076,682      31,988,152    23,262,657           29,756,355
1.10%                                               20,717,041       3,634,427      14,137,601     9,734,530           12,575,126
1.20%                                               50,646,319       5,716,375      10,682,403    19,781,160           20,729,970
1.25%                                                       --              --              --     1,822,788(1)                --
1.25%                                                2,080,458         296,962       1,144,136    43,931,324(2)         1,571,912
1.30%                                               14,023,151       2,130,127       8,956,577     7,409,402            9,303,271
1.45%                                                3,488,682         340,449       1,498,586     1,981,659            2,119,355
------------------------------------------------------------------------------------------------------------------------------------
Total                                            1,286,388,061     191,857,012     338,653,851   472,738,206          420,004,328
------------------------------------------------------------------------------------------------------------------------------------

                                                     RVS VP          RVS VP           RVS VP        RVS VP            RVS VP
PRICE LEVEL                                            GRO       HI YIELD BOND       INC OPP       INTL OPP          LG CAP EQ
                                                 -----------------------------------------------------------------------------------
0.55%                                                6,048,911       1,925,043       2,358,057     1,342,662            2,452,612
0.75%                                              326,107,724     251,767,836     109,316,259    80,960,674          450,207,103
0.85%                                                1,470,087       6,215,163      49,975,315     1,285,391              461,266
0.95%                                              216,236,909     221,766,592      61,811,849    64,541,093          290,744,496
1.00%                                               24,725,121      27,180,076      21,051,879     5,986,062           27,941,768
1.05%                                                1,228,739       4,619,088      28,106,912     1,483,168              275,089
1.10%                                                  366,618       1,111,087      11,996,447       490,021              129,412
1.20%                                               13,740,576      25,270,551      13,254,890     3,800,438           12,874,528
1.25%                                                       --         162,765(1)           --        96,816(1)            17,363(1)
1.25%                                                   64,487     107,466,841(2)    1,215,741   154,153,239(2)       364,571,050(2)
1.30%                                                  219,950       1,204,670       8,699,837       265,725              207,026
1.45%                                                   68,852         514,234       1,865,539        99,614               37,864
------------------------------------------------------------------------------------------------------------------------------------
Total                                              590,277,974     649,203,946     309,652,725   314,504,903        1,149,919,577
------------------------------------------------------------------------------------------------------------------------------------

                                                      RVS VP         RVS VP          RVS VP        RVS VP                RVS VP
PRICE LEVEL                                         LG CAP VAL     MID CAP GRO     MID CAP VAL     S&P 500             SELECT VAL
                                                 -----------------------------------------------------------------------------------
0.55%                                                  183,882         450,401       2,575,177     1,170,399               76,960
0.75%                                                7,936,603      62,825,873     101,238,761   139,007,561            9,785,796
0.85%                                                  285,433         338,071      50,392,562     1,079,384              106,823
0.95%                                                4,707,015      43,938,535      54,641,840   104,302,105            5,723,710
1.00%                                                1,123,960       4,675,975      15,321,049    13,131,671            1,490,478
1.05%                                                  255,194         201,326      23,159,020       807,901               84,298
1.10%                                                   24,007         159,842      10,320,271       234,820               60,675
1.20%                                                  734,446       2,740,804       7,877,639     9,873,905            1,140,958
1.25%                                                       --          27,906(1)           --            --                   --
1.25%                                                    3,232      84,782,820(2)      809,584        11,748                2,174
1.30%                                                   20,169          43,907       6,289,458       360,953               31,995
1.45%                                                   14,572          16,074       1,084,744         9,864                5,954
------------------------------------------------------------------------------------------------------------------------------------
Total                                               15,288,513     200,201,534     273,710,105   269,990,311           18,509,821
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 83

                                                                                                          ROYCE
                                                         RVS VP           RVS VP          RVS VP        MICRO-CAP,      THIRD AVE
PRICE LEVEL                                          SHORT DURATION     SM CAP ADV      SM CAP VAL      INVEST CI          VAL
                                                     ------------------------------------------------------------------------------
0.55%                                                     492,915          333,338       2,495,159         405,472         286,927
0.75%                                                 125,729,311       49,720,694     126,637,468      20,156,442      28,765,150
0.85%                                                   2,090,559          397,111      24,338,177              --              --
0.95%                                                 108,222,226       38,372,142      69,586,598      20,054,730      28,312,904
1.00%                                                  16,152,998        4,827,090      19,282,629              --              --
1.05%                                                   1,510,540          343,986      10,682,062              --              --
1.10%                                                     368,956           53,946       4,782,936              --              --
1.20%                                                  15,464,384        3,357,800      10,437,218              --              --
1.25%                                                          --               --              --              --              --
1.25%                                                      45,004           24,273         335,664              --              --
1.30%                                                     623,458           50,759       2,785,646              --              --
1.45%                                                     130,225            4,584         417,136              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                 270,830,576       97,485,723     271,780,693      40,616,644      57,364,981
-----------------------------------------------------------------------------------------------------------------------------------

                                                       VANK LIT          VANK UIF        VANK UIF
                                                       COMSTOCK,        GLOBAL REAL     MID CAP GRO,      WANGER           WANGER
PRICE LEVEL                                              CL II          EST, CL II        CL II         INTL SM CAP      U.S. SM CO
                                                     -------------------------------------------------------------------------------
0.55%                                                   4,891,626         1,472,972       1,068,492       3,470,829       3,852,397
0.75%                                                 258,222,674        51,499,211      37,273,059     186,861,779     235,959,815
0.85%                                                  67,894,879        21,963,563      17,765,657      23,902,873       9,755,968
0.95%                                                 130,395,165        27,317,798      17,529,318     122,717,714     164,257,350
1.00%                                                  60,771,308         8,885,573       6,372,186      21,366,564      42,371,525
1.05%                                                  32,553,375        11,118,644       8,501,031      11,710,051       4,737,344
1.10%                                                  14,779,148         5,009,935       3,807,366       5,175,780       2,525,157
1.20%                                                  32,886,926         4,669,531       3,110,764      12,918,449      23,503,239
1.25%                                                          --                --              --              --              --
1.25%                                                   1,253,680           493,909         294,516         495,388         279,249
1.30%                                                   9,512,173         3,387,322       2,328,254       3,489,818       1,994,656
1.45%                                                   1,998,735           624,024         397,108         778,800         422,154
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 615,159,689       136,442,482      98,447,751     392,888,045     489,658,854
------------------------------------------------------------------------------------------------------------------------------------

                                                                        WF ADV VT        WF ADV VT       WF ADV VT       WF ADV VT
PRICE LEVEL                                                            ASSET ALLOC       INTL CORE          OPP          SM CAP GRO
                                                                      --------------------------------------------------------------
0.55%                                                                      30,528             5,360         421,285          83,550
0.75%                                                                  40,046,485         8,087,616      36,471,495      25,726,131
0.85%                                                                          --                --         556,350       1,211,926
0.95%                                                                  29,214,909         6,051,660      21,391,060      17,654,810
1.00%                                                                   4,548,984           856,168       6,324,106       2,943,149
1.05%                                                                          --                --         327,227         853,691
1.10%                                                                          --                --         120,476         248,279
1.20%                                                                   2,159,338           403,482       3,081,296       1,527,402
1.25%                                                                          --                --              --              --
1.25%                                                                          --                --           6,522          65,187
1.30%                                                                          --                --          37,238         177,558
1.45%                                                                          --                --           9,367          73,949
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                  76,000,244        15,404,286      68,746,422      50,565,632
------------------------------------------------------------------------------------------------------------------------------------



84 - RIVERSOURCE VARIABLE ACCOUNT 10

The following is a summary of net assets at Dec. 31, 2006:

                                                       AIM VI          AIM VI          AIM VI           AIM VI            AIM VI
                                                      CAP APPR,      CAP APPR,        CAP DEV,         CAP DEV,          CORE EQ,
PRICE LEVEL                                             SER I          SER II          SER I            SER II            SER I
                                                    --------------------------------------------------------------------------------
0.55%                                               $    396,612   $     555,728   $     407,668   $       271,489    $          --
0.75%                                                 39,924,705     123,479,037      26,206,584        37,937,445               --
0.85%                                                         --       1,152,745              --           792,844               --
0.95%                                                 34,350,077      62,244,880      26,546,099        21,342,768               --
1.00%                                                         --      22,832,442              --         5,071,906               --
1.05%                                                         --       1,137,553              --           633,140               --
1.10%                                                         --         172,596              --           352,020               --
1.20%                                                         --      11,738,254              --         3,102,805               --
1.25%                                                         --              --              --                --               --
1.25%                                                         --          15,947              --            36,063      396,958,020
1.30%                                                         --         278,729              --           276,733               --
1.45%                                                         --         104,042              --            14,509               --
------------------------------------------------------------------------------------------------------------------------------------
Total                                               $ 74,671,394   $ 223,711,953   $  53,160,351   $    69,831,722    $ 396,958,020
------------------------------------------------------------------------------------------------------------------------------------

                                                       AIM VI          AIM VI          AIM VI           AIM VI            AIM VI
                                                        DYN,          FIN SERV,      FIN SERV,       GLOBAL HLTH        INTL GRO,
PRICE LEVEL                                             SER I           SER I          SER II        CARE, SER II         SER II
                                                    --------------------------------------------------------------------------------
0.55%                                               $     13,439   $     219,744   $          --   $     1,142,597    $     145,650
0.75%                                                  9,236,557      16,668,284              --        34,743,945        2,416,088
0.85%                                                         --              --         813,841        18,426,299          750,623
0.95%                                                  5,280,886       9,972,633              --        15,574,323        1,656,753
1.00%                                                    834,272       1,943,949              --         5,211,070          695,342
1.05%                                                         --              --         441,050         7,889,201          699,540
1.10%                                                         --              --         108,110         3,733,150          120,953
1.20%                                                    485,002       1,296,926              --         2,518,145          368,670
1.25%                                                         --              --              --                --               --
1.25%                                                         --              --          28,766           220,245           26,096
1.30%                                                         --              --          70,576         1,983,028          125,264
1.45%                                                         --              --         133,650           239,731           17,711
------------------------------------------------------------------------------------------------------------------------------------
Total                                               $ 15,850,156   $  30,101,536   $   1,595,993   $    91,681,734    $   7,022,690
------------------------------------------------------------------------------------------------------------------------------------

                                                       AIM VI          AB VPS          AB VPS          AB VPS             AB VPS
                                                        TECH,       GLOBAL TECH,     GRO & INC,       INTL VAL,        LG CAP GRO,
PRICE LEVEL                                             SER I           CL B            CL B            CL B               CL B
                                                    --------------------------------------------------------------------------------
0.55%                                               $    336,981   $     745,456   $   1,804,436   $     9,169,630    $          --
0.75%                                                 20,316,790      16,085,423     175,804,897       512,163,382               --
0.85%                                                         --       7,465,580       2,273,100        41,098,512          379,024
0.95%                                                  9,554,278       6,374,718     108,732,697       318,384,675               --
1.00%                                                  3,278,500       2,297,743      25,822,192        82,571,525               --
1.05%                                                         --       2,728,502         955,187        21,821,176          186,070
1.10%                                                         --       1,316,482         594,190        10,417,662          121,785
1.20%                                                  1,736,594         959,084      17,300,482        51,300,079               --
1.25%                                                         --              --              --                --               --
1.25%                                                         --          76,005          85,227         1,085,372           13,156
1.30%                                                         --         649,503         342,852         7,241,248           25,090
1.45%                                                         --          49,838          75,964         1,933,665            4,785
------------------------------------------------------------------------------------------------------------------------------------
Total                                               $ 35,223,143   $  38,748,334   $ 333,791,224   $ 1,057,186,926    $     729,910
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 85

                                                        AC VP           AC VP           AC VP            AC VP           AC VP
                                                        INTL,           INTL,        MID CAP VAL,        ULTRA,           VAL,
PRICE LEVEL                                             CL I            CL II           CL II            CL II            CL I
                                                    --------------------------------------------------------------------------------
0.55%                                               $     463,954   $     530,545   $          --   $     2,926,386   $   1,414,532
0.75%                                                  31,863,424      65,162,892              --        78,387,315      88,795,880
0.85%                                                          --              --       1,144,255        38,443,320              --
0.95%                                                  33,846,780      38,023,711              --        35,093,146      87,260,412
1.00%                                                          --      12,855,304              --        12,806,904              --
1.05%                                                          --              --       1,301,085        16,806,793              --
1.10%                                                          --              --         288,832         7,592,736              --
1.20%                                                          --       6,819,279              --         6,467,883              --
1.25%                                                          --              --              --                --              --
1.25%                                                          --              --          87,677           527,759     449,680,397
1.30%                                                          --              --         308,563         4,282,318              --
1.45%                                                          --              --          45,738           550,265              --
------------------------------------------------------------------------------------------------------------------------------------
Total                                               $  66,174,158   $ 123,391,731   $   3,176,150   $   203,884,825   $ 627,151,221
------------------------------------------------------------------------------------------------------------------------------------

                                                        AC VP                            COL          COL MARSICO      COL MARSICO
                                                         VAL,        CALVERT VS       HI YIELD,           GRO,          INTL OPP,
PRICE LEVEL                                             CL II        SOCIAL BAL        VS CL B          VS CL A          VS CL B
                                                    --------------------------------------------------------------------------------
0.55%                                               $   1,703,063   $      20,284   $     627,781   $     2,901,599   $   2,345,751
0.75%                                                 216,435,790      27,959,099      51,568,663       124,532,616      63,339,632
0.85%                                                   3,657,174              --       2,675,476        52,993,517      27,691,753
0.95%                                                 147,151,189      21,390,365      33,013,854        67,756,155      34,886,386
1.00%                                                  38,110,722       4,105,923      12,923,599        21,538,131      10,500,051
1.05%                                                   3,752,183              --       2,199,126        27,601,664      13,553,694
1.10%                                                   1,283,620              --         636,730        12,594,741       6,408,907
1.20%                                                  24,082,610       2,666,193       9,795,824        10,869,720       5,597,196
1.25%                                                          --              --              --                --              --
1.25%                                                     136,467              --         179,205         1,213,300         569,118
1.30%                                                   1,048,380              --         622,747         8,123,498       4,207,887
1.45%                                                     247,281              --         308,834         1,629,256         897,570
------------------------------------------------------------------------------------------------------------------------------------
Total                                               $ 437,608,479   $  56,141,864   $ 114,551,839   $   331,754,197   $ 169,997,945
------------------------------------------------------------------------------------------------------------------------------------

                                                          CS             CS             CS             DREY VIF          DREY VIF
                                                      COMMODITY        MID-CAP         SM CAP          INTL EQ,         INTL VAL,
PRICE LEVEL                                             RETURN          CORE           CORE I            SERV              SERV
                                                    --------------------------------------------------------------------------------
0.55%                                               $   1,555,134   $     112,365   $          --   $            --   $          --
0.75%                                                  49,881,151      12,592,224              --                --              --
0.85%                                                  24,342,249              --              --           867,022         802,487
0.95%                                                  25,425,047      12,638,282              --                --              --
1.00%                                                   8,953,822              --              --                --              --
1.05%                                                  11,700,408              --              --           394,888         252,626
1.10%                                                   5,614,028              --              --           221,015         120,599
1.20%                                                   4,802,983              --              --                --              --
1.25%                                                          --              --              --                --              --
1.25%                                                     748,873              --     208,261,570            77,857          70,948
1.30%                                                   3,483,766              --              --           242,269          83,362
1.45%                                                     710,407              --              --            41,462          20,987
------------------------------------------------------------------------------------------------------------------------------------
Total                                               $ 137,217,868   $  25,342,871   $ 208,261,570   $     1,844,513   $   1,351,009
------------------------------------------------------------------------------------------------------------------------------------



86 - RIVERSOURCE VARIABLE ACCOUNT 10

                                                       EV VT            EG VA            EG VA           FID VIP         FID VIP
                                                   FLOATING-RATE     FUNDAMENTAL        INTL EQ,       CONTRAFUND,      GRO & INC,
PRICE LEVEL                                             INC          LG CAP, CL 2         CL 2          SERV CL 2        SERV CL
                                                 -----------------------------------------------------------------------------------
0.55%                                            $      2,648,883   $      63,355   $     1,080,742   $   6,807,635   $     883,064
0.75%                                                 106,968,493      17,025,952        30,620,431     252,179,934     106,498,025
0.85%                                                  47,898,584         451,874         1,723,235     104,028,675              --
0.95%                                                  60,865,895      10,772,478        20,262,194     131,427,552     101,650,195
1.00%                                                  19,362,265       2,283,483         9,579,432      41,342,874              --
1.05%                                                  27,824,502         282,686           910,014      52,752,753              --
1.10%                                                  11,779,868          94,838           472,369      23,808,424              --
1.20%                                                  12,530,766       1,567,286         6,416,330      20,954,135              --
1.25%                                                          --              --                --              --              --
1.25%                                                   1,653,353           3,960            73,123       2,173,260              --
1.30%                                                  10,385,473          38,743           447,162      15,615,477              --
1.45%                                                   4,765,989          35,624            92,376       3,520,575              --
------------------------------------------------------------------------------------------------------------------------------------
Total                                            $    306,684,071   $  32,620,279   $    71,677,408   $ 654,611,294   $ 209,031,284
------------------------------------------------------------------------------------------------------------------------------------

                                                       FID VIP         FID VIP         FID VIP           FID VIP         FID VIP
                                                     GRO & INC,        MID CAP,        MID CAP,         OVERSEAS,       OVERSEAS,
PRICE LEVEL                                          SERV CL 2         SERV CL        SERV CL 2          SERV CL        SERV CL 2
                                                 -----------------------------------------------------------------------------------
0.55%                                            $      2,073,012   $   2,143,690   $     8,352,063   $     406,062   $   1,875,240
0.75%                                                 219,898,026     213,213,035       599,307,584      52,501,276     122,218,838
0.85%                                                          --              --        39,431,856              --       3,081,024
0.95%                                                 141,437,896     197,938,892       356,622,477      49,590,978      85,689,664
1.00%                                                  32,999,578              --       105,299,518              --      18,631,380
1.05%                                                          --              --        19,668,652              --       1,664,151
1.10%                                                          --              --         8,874,331              --         669,454
1.20%                                                  20,746,670              --        63,214,843              --      13,279,849
1.25%                                                          --              --                --              --              --
1.25%                                                          --              --           897,320              --         138,828
1.30%                                                          --              --         5,925,073              --         559,099
1.45%                                                          --              --         1,253,165              --         270,960
------------------------------------------------------------------------------------------------------------------------------------
Total                                            $    417,155,182   $ 413,295,617   $ 1,208,846,882   $ 102,498,316   $ 248,078,487
------------------------------------------------------------------------------------------------------------------------------------

                                                   FTVIPT FRANK      FTVIPT FRANK       FTVIPT           FTVIPT           FTVIPT
                                                 GLOBAL REAL EST,    SM CAP VAL,     MUTUAL SHARES    TEMP DEV MKTS      TEMP FOR
PRICE LEVEL                                            CL 2              CL 2          SEC, CL 2        SEC, CL 1       SEC, CL 2
                                                 -----------------------------------------------------------------------------------
0.55%                                            $      2,742,604   $   1,837,205   $     1,322,394   $          --   $     487,909
0.75%                                                 415,198,640     193,548,269       137,115,177              --      25,073,485
0.85%                                                   7,836,174       4,620,844         6,616,858              --              --
0.95%                                                 259,795,962     133,306,420        95,310,127              --      26,269,825
1.00%                                                  49,143,657      26,130,426        35,416,040              --              --
1.05%                                                   3,836,459       2,627,321         4,895,062              --              --
1.10%                                                   1,256,238         978,162         3,316,480              --              --
1.20%                                                  31,756,175      16,284,936        21,793,076              --              --
1.25%                                                          --              --                --              --              --
1.25%                                                     130,197         130,382           462,617     252,257,533              --
1.30%                                                   1,342,922       1,160,325         2,310,626              --              --
1.45%                                                     497,187         253,838           555,716              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total                                            $    773,536,215   $ 380,878,128   $   309,114,173   $ 252,257,533   $  51,831,219
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 87

                                                        GS VIT          GS VIT          GS VIT        JANUS ASPEN      JANUS ASPEN
                                                        MID CAP       STRUCTD SM     STRUCTD U.S.     GLOBAL TECH,      INTL GRO,
PRICE LEVEL                                            VAL, INST     CAP EQ, INST      EQ, INST           SERV            SERV
                                                    --------------------------------------------------------------------------------
0.55%                                               $   6,334,248   $     226,648   $   2,972,991   $       78,312   $      313,858
0.75%                                                 437,210,041      17,653,833     269,068,948       13,125,571      103,761,858
0.85%                                                          --              --       4,561,526               --               --
0.95%                                                 296,153,296      19,391,666     184,414,135        9,663,278       82,158,026
1.00%                                                  57,311,819              --      37,772,914          546,043        3,873,543
1.05%                                                          --              --       2,026,800               --               --
1.10%                                                          --              --       1,226,724               --               --
1.20%                                                  38,008,506              --      20,966,824          230,507        2,534,272
1.25%                                                          --              --              --               --               --
1.25%                                                          --              --         209,780               --               --
1.30%                                                          --              --         749,097               --               --
1.45%                                                          --              --         221,120               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total                                               $ 835,017,910   $  37,272,147   $ 524,190,859   $   23,643,711   $  192,641,557
------------------------------------------------------------------------------------------------------------------------------------

                                                     JANUS ASPEN        LAZARD         LM PTNRS           MFS              MFS
                                                     MID CAP GRO,       RETIRE        VAR SM CAP    INV GRO STOCK,       NEW DIS,
PRICE LEVEL                                              SERV       INTL EQ, SERV     GRO, CL II        SERV CL          SERV CL
                                                    --------------------------------------------------------------------------------
0.55%                                               $      76,050   $   1,635,029   $      23,444   $      342,569   $      244,716
0.75%                                                  17,888,143     108,529,748       1,134,130       70,793,077       50,948,650
0.85%                                                          --              --         308,506          351,283               --
0.95%                                                  12,293,934      77,773,893         570,830       50,926,374       37,430,912
1.00%                                                          --      11,616,627         230,812        9,400,770        6,263,099
1.05%                                                          --              --         135,721          352,475               --
1.10%                                                          --              --          33,331           84,422               --
1.20%                                                          --       7,966,542          45,633        4,351,683        4,014,706
1.25%                                                          --              --              --               --               --
1.25%                                                          --              --             583           65,866               --
1.30%                                                          --              --          30,006           87,899               --
1.45%                                                          --              --           4,263           62,588               --
------------------------------------------------------------------------------------------------------------------------------------
Total                                               $  30,258,127   $ 207,521,839   $   2,517,259   $  136,819,006   $   98,902,083
------------------------------------------------------------------------------------------------------------------------------------

                                                          MFS            MFS            NB AMT        NB AMT SOC          OPPEN
                                                    TOTAL RETURN,     UTILITIES,         INTL,        RESPONSIVE,    GLOBAL SEC VA,
PRICE LEVEL                                            SERV CL         SERV CL           CL S            CL S             SERV
                                                    --------------------------------------------------------------------------------
0.55%                                               $     327,969   $   1,915,781   $   2,045,934   $           --   $    2,006,343
0.75%                                                  45,519,337     126,858,882      59,588,171               --       78,596,988
0.85%                                                   2,272,043       5,519,033      30,773,557          186,838        2,966,284
0.95%                                                  28,452,679      80,816,760      27,651,767               --       53,004,699
1.00%                                                  14,774,937      18,098,386       9,700,399               --       21,783,862
1.05%                                                   1,206,587       3,678,630      14,131,278          141,228        2,515,277
1.10%                                                   1,087,135       1,485,274       6,500,442          148,621        1,037,407
1.20%                                                  11,943,501      13,722,795       4,653,825               --       13,225,767
1.25%                                                          --              --              --               --               --
1.25%                                                     194,850         125,714         506,617           14,427          126,188
1.30%                                                     879,265       1,244,989       3,757,065           33,471          771,591
1.45%                                                     172,971         577,767         796,765            5,766          309,410
------------------------------------------------------------------------------------------------------------------------------------
Total                                               $ 106,831,274   $ 254,044,011   $ 160,105,820   $      530,351   $  176,343,816
------------------------------------------------------------------------------------------------------------------------------------



88 - RIVERSOURCE VARIABLE ACCOUNT 10

                                               OPPEN            OPPEN              OPPEN          PIMCO VIT          PIONEER
                                            MAIN ST SM        STRATEGIC           VAL VA,         ALL ASSET,       EQ INC VCT,
PRICE LEVEL                                CAP VA, SERV     BOND VA, SERV          SERV           ADVISOR CL          CL II
                                          ------------------------------------------------------------------------------------------
0.55%                                     $    1,110,929   $      7,363,732    $          --    $   4,284,381   $         118,371
0.75%                                         49,246,035        392,862,577               --      160,726,746          35,670,310
0.85%                                          3,402,775         69,493,933          147,481       88,612,943                  --
0.95%                                         32,169,010        260,184,545               --       79,181,459          22,721,008
1.00%                                         14,647,497         74,164,329               --       27,947,671           7,322,148
1.05%                                          2,396,317         40,430,464          120,877       45,920,106                  --
1.10%                                          1,263,149         17,032,454           15,181       19,907,930                  --
1.20%                                          8,071,001         52,917,627               --       15,442,861           3,759,466
1.25%                                                 --                 --               --               --                  --
1.25%                                            146,165          3,462,122              106        1,885,316                  --
1.30%                                            785,513         13,943,554          105,016       13,679,407                  --
1.45%                                            253,504          4,280,390            6,957        2,643,852                  --
------------------------------------------------------------------------------------------------------------------------------------
Total                                     $  113,491,895   $    936,135,727    $     395,618    $ 460,232,672   $      69,591,303
------------------------------------------------------------------------------------------------------------------------------------

                                              PIONEER           PUT VT            PUT VT           PUT VT             PUT VT
                                           INTL VAL VCT,    HLTH SCIENCES,       INTL EQ,       INTL NEW OPP,        NEW OPP,
PRICE LEVEL                                    CL II            CL IB             CL IB             CL IB             CL IA
                                          ------------------------------------------------------------------------------------------
0.55%                                     $           75   $        219,796    $     270,022    $     163,099   $              --
0.75%                                          4,755,577         28,772,136       55,959,736       49,966,964                  --
0.85%                                                 --                 --               --               --                  --
0.95%                                          2,954,892         14,944,033       34,728,935       44,332,782                  --
1.00%                                            564,309          5,127,929        7,002,774               --                  --
1.05%                                                 --                 --               --               --                  --
1.10%                                                 --                 --               --               --                  --
1.20%                                            392,739          2,732,406        4,658,052               --                  --
1.25%                                                 --                 --               --               --                  --
1.25%                                                 --                 --               --               --         223,046,745
1.30%                                                 --                 --               --               --                  --
1.45%                                                 --                 --               --               --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total                                     $    8,667,592   $     51,796,300    $ 102,619,519    $  94,462,845   $     223,046,745
------------------------------------------------------------------------------------------------------------------------------------

                                             PUT VT
                                              VISTA,           RVS VP              RVS VP          RVS VP            RVS VP
PRICE LEVEL                                   CL IB              BAL             CASH MGMT        CORE BOND          DIV BOND
                                          ------------------------------------------------------------------------------------------
0.55%                                     $      462,839   $        572,436    $   9,730,162    $     144,309   $       9,905,404
0.75%                                         45,651,373        110,460,422      299,202,778       26,384,756         687,974,698
0.85%                                                 --            935,159       35,000,684          769,728         152,677,505
0.95%                                         36,347,767         91,160,418      241,641,787       23,749,073         465,542,687
1.00%                                          1,290,549          6,064,993       39,453,468        5,009,853         102,131,483
1.05%                                                 --            780,397       30,854,680        1,371,315          86,376,120
1.10%                                                 --            344,903        9,889,887          248,896          36,249,350
1.20%                                            915,039          5,038,142       34,516,760        4,800,783          69,656,282
1.25%                                                 --             46,789(1)     2,380,459(1)            --           3,826,406(1)
1.25%                                                 --        254,839,178(2)    73,932,448(2)         7,750         185,220,430(2)
1.30%                                                 --            253,259        9,966,557          185,992          27,364,033
1.45%                                                 --            393,799        7,504,572          100,266           5,979,522
------------------------------------------------------------------------------------------------------------------------------------
Total                                     $   84,667,567   $    470,889,895    $ 794,074,242    $  62,772,721   $   1,832,903,920
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 89

                                                                                 RVS VP                               RVS VP
                                              RVS VP           RVS VP          FUNDAMENTAL         RVS VP       GLOBAL INFLATION
PRICE LEVEL                                 DIV EQ INC        EMER MKTS            VAL          GLOBAL BOND          PROT SEC
                                         -------------------------------------------------------------------------------------------
0.55%                                    $   17,279,055   $      4,522,378    $   4,012,589    $   3,864,775    $       3,124,374
0.75%                                     1,062,037,418        183,961,592      133,645,023      244,899,729          170,155,464
0.85%                                       106,001,307         24,393,631       72,450,108       43,914,793           54,982,435
0.95%                                       686,558,849        105,003,025       62,819,541      175,899,998           99,866,051
1.00%                                       137,347,805         26,583,635       22,361,254       36,953,220           32,520,288
1.05%                                        53,940,725         10,844,285       35,712,556       24,479,893           30,705,963
1.10%                                        23,348,296          4,878,551       15,779,561       10,241,239           12,973,014
1.20%                                        90,602,861         15,305,957       11,558,520       27,111,283           21,614,125
1.25%                                                --                 --               --        1,916,210(1)                --
1.25%                                         2,342,897            398,314        1,276,034       67,849,473(2)         1,620,412
1.30%                                        15,787,993          2,856,377        9,986,661        7,787,109            9,587,843
1.45%                                         3,924,763            456,171        1,669,656        2,081,089            2,182,508
------------------------------------------------------------------------------------------------------------------------------------
Total                                    $2,199,171,969   $    379,203,916    $ 371,271,503    $ 646,998,811    $     439,332,477
------------------------------------------------------------------------------------------------------------------------------------

                                              RVS VP            RVS VP            RVS VP           RVS VP            RVS VP
PRICE LEVEL                                    GRO          HI YIELD BOND        INC OPP          INTL OPP          LG CAP EQ
                                         -------------------------------------------------------------------------------------------
0.55%                                    $    4,444,498   $      2,681,665    $   2,706,381    $   1,531,883    $       2,377,993
0.75%                                       239,619,968        346,407,147      124,971,444       91,240,158          432,032,585
0.85%                                         1,670,753          6,699,582       53,431,014        1,513,356              532,087
0.95%                                       156,386,403        300,865,578       70,301,695       71,729,883          275,763,731
1.00%                                        28,902,644         39,265,810       23,915,137       10,427,654           33,540,876
1.05%                                         1,395,047          4,974,067       30,019,731        1,744,425              317,001
1.10%                                           416,132          1,196,157       12,809,569          576,192              149,089
1.20%                                        15,918,340         36,401,673       14,988,998        6,556,061           16,621,146
1.25%                                                --            175,091(1)            --          113,752(1)            19,989(1)
1.25%                                            73,140        165,030,669(2)     1,297,150      233,762,284(2)       565,577,147(2)
1.30%                                           249,403          1,295,584        9,280,044          312,132              238,260
1.45%                                            78,012            552,621        1,988,441          116,924               43,545
------------------------------------------------------------------------------------------------------------------------------------
Total                                    $  449,154,340   $    905,545,644    $ 345,709,604    $ 419,624,704    $   1,327,213,449
------------------------------------------------------------------------------------------------------------------------------------

                                             RVS VP            RVS VP            RVS VP           RVS VP             RVS VP
PRICE LEVEL                                LG CAP VAL        MID CAP GRO       MID CAP VAL        S&P 500          SELECT VAL
                                         -------------------------------------------------------------------------------------------
0.55%                                    $    4,305,250   $        562,966    $   3,530,888    $   1,179,386    $       3,987,558
0.75%                                        10,668,041         76,607,577      137,837,639      139,464,289           12,606,143
0.85%                                           332,265            355,797       55,084,221        1,234,115              117,897
0.95%                                         6,307,567         52,974,467       74,174,344      103,360,909            7,344,756
1.00%                                         1,499,552          5,809,918       20,779,488       17,068,452            1,905,830
1.05%                                           296,768            211,670       25,289,343          922,756               92,941
1.10%                                            27,910            168,006       11,266,680          268,136               66,879
1.20%                                           974,027          3,400,839       10,645,920       12,708,713            1,450,274
1.25%                                                --             29,309(1)            --               --                   --
1.25%                                             3,842         81,824,623(2)       883,150           13,404                2,478
1.30%                                            23,426             46,103        6,859,240          411,740               35,230
1.45%                                            16,913             16,865        1,182,110           11,244                6,551
------------------------------------------------------------------------------------------------------------------------------------
Total                                    $   24,455,561   $    222,008,140    $ 347,533,023    $ 276,643,144    $      27,616,537
------------------------------------------------------------------------------------------------------------------------------------



90 - RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                                    ROYCE
                                              RVS VP            RVS VP            RVS VP          MICRO-CAP,        THIRD AVE
PRICE LEVEL                               SHORT DURATION      SM CAP ADV        SM CAP VAL        INVEST CI            VAL
                                          ------------------------------------------------------------------------------------------
0.55%                                     $      630,285   $        595,325    $   4,799,764    $   1,384,071   $         987,095
0.75%                                        158,267,723         88,209,795      242,000,144       67,873,366          95,814,822
0.85%                                          2,156,852            435,974       27,363,488               --                  --
0.95%                                        134,172,153         66,938,910      131,687,085       66,725,252          92,764,467
1.00%                                         17,448,438          8,104,166       34,424,757               --                  --
1.05%                                          1,556,828            377,264       11,997,575               --                  --
1.10%                                            380,167             59,149        5,370,658               --                  --
1.20%                                         16,556,620          5,596,415       18,473,076               --                  --
1.25%                                                 --                 --               --               --                  --
1.25%                                             46,335             26,595          376,619               --                  --
1.30%                                            641,741             55,598        3,124,717               --                  --
1.45%                                            133,942              5,100          467,551               --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total                                     $  331,991,084   $    170,404,291    $ 480,085,434    $ 135,982,689   $     189,566,384
------------------------------------------------------------------------------------------------------------------------------------

                                             VANK LIT          VANK UIF          VANK UIF
                                            COMSTOCK,        GLOBAL REAL        MID CAP GRO,       WANGER            WANGER
PRICE LEVEL                                   CL II           EST, CL II           CL II         INTL SM CAP       U.S. SM CO
                                          ------------------------------------------------------------------------------------------
0.55%                                     $    6,740,922   $      1,807,289    $   1,058,133    $   8,007,305   $       7,393,835
0.75%                                        353,792,393         63,101,185       36,861,607      425,161,641         446,266,704
0.85%                                         77,029,759         28,227,439       19,208,919       29,664,108          10,543,262
0.95%                                        177,600,030         33,428,600       17,312,723      275,214,511         306,481,955
1.00%                                         82,631,299         10,869,669        6,291,287       57,818,504          70,376,739
1.05%                                         36,895,303         14,274,891        9,182,754       14,518,245           5,114,781
1.10%                                         16,746,131          6,431,037        4,111,732        6,415,375           2,725,289
1.20%                                         44,471,643          5,704,468        3,067,026       34,618,129          38,674,886
1.25%                                                 --                 --               --               --                  --
1.25%                                          1,419,415            633,518          317,803          613,565             301,124
1.30%                                         10,766,891          4,343,452        2,511,656        4,321,033           2,150,504
1.45%                                          2,260,654            799,589          428,147          963,569             454,779
------------------------------------------------------------------------------------------------------------------------------------
Total                                     $  810,354,440   $    169,621,137    $ 100,351,787    $ 857,315,985   $     890,483,858
------------------------------------------------------------------------------------------------------------------------------------

                                                              WF ADV VT          WF ADV VT        WF ADV VT        WF ADV VT
PRICE LEVEL                                                  ASSET ALLOC         INTL CORE          OPP            SM CAP GRO
                                                           -------------------------------------------------------------------------
0.55%                                                      $         39,483    $       6,927    $     579,798   $          99,900
0.75%                                                            51,364,862       10,322,793       49,718,496          30,412,145
0.85%                                                                    --               --          620,600           1,388,286
0.95%                                                            37,065,972        7,637,799       28,844,924          20,653,559
1.00%                                                             6,067,727        1,267,856        8,884,740           3,979,468
1.05%                                                                    --               --          364,618             976,667
1.10%                                                                    --               --          134,207             283,974
1.20%                                                             2,852,053          591,417        4,286,498           2,044,841
1.25%                                                                    --               --               --                  --
1.25%                                                                    --               --            7,259              74,501
1.30%                                                                    --               --           41,441             202,868
1.45%                                                                    --               --           10,416              84,427
------------------------------------------------------------------------------------------------------------------------------------
Total                                                      $     97,390,097    $  19,826,792    $  93,492,997   $      60,200,636
------------------------------------------------------------------------------------------------------------------------------------

(1) Applicable to RAVA 4 Advantage, RAVA 4 Select and RAVA 4 Access products only.

(2)   Applicable to FPA product only.



RIVERSOURCE VARIABLE ACCOUNT 10 - 91

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2006 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                          AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                         --------------------------------------------  -------------------------------------------------------------
                          UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO         TOTAL RETURN
                         (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)  LOWEST TO HIGHEST(3)
                         -----------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2006                      72,809     $ 1.05 to $ 1.02       $  74,671       0.05%          0.55% to 0.95%      5.72%  to   5.30%
2005                      80,703     $ 0.99 to $ 0.96       $  78,514       0.06%          0.55% to 0.95%      8.24%  to   7.81%
2004                      86,822     $ 0.91 to $ 0.89       $  78,248         --           0.55% to 0.95%      6.04%  to   5.62%
2003                      89,596     $ 0.86 to $ 0.85       $  76,360         --           0.55% to 0.95%     28.36%  to  28.79%
2002                      96,660     $ 0.67 to $ 0.66       $  64,136         --           0.55% to 0.95%    (24.72%) to (25.00%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2006                     198,366     $ 1.14 to $ 1.08       $ 223,712         --           0.55% to 1.45%      5.48%  to   8.06%(13)
2005                     236,683     $ 1.08 to $ 1.12       $ 254,026         --           0.55% to 1.20%      7.98%  to   7.29%
2004                      69,240     $ 1.00 to $ 1.04       $  68,891         --           0.55% to 1.20%      5.75%  to   5.07%
2003                      34,679     $ 0.94 to $ 0.99       $  32,607         --           0.55% to 1.20%     28.77%  to  26.92%
2002                      19,767     $ 0.73 to $ 0.78       $  14,483         --           0.55% to 1.20%    (25.51%) to (22.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2006                      28,272     $ 1.92 to $ 1.86       $  53,160         --           0.55% to 0.95%     15.88%  to  15.42%
2005                      32,971     $ 1.66 to $ 1.62       $  53,665         --           0.55% to 0.95%      9.01%  to   8.57%
2004                      38,648     $ 1.52 to $ 1.49       $  57,869         --           0.55% to 0.95%     14.87%  to  14.41%
2003                      41,077     $ 1.32 to $ 1.30       $  53,706         --           0.55% to 0.95%     34.69%  to  34.02%
2002                      45,062     $ 0.98 to $ 0.97       $  43,896         --           0.55% to 0.95%    (22.22%) to (22.40%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2006                      48,026     $ 1.48 to $ 1.10       $  69,832         --           0.55% to 1.45%     15.62%  to   9.49%(13)
2005                      42,661     $ 1.28 to $ 1.32       $  54,342         --           0.55% to 1.20%      8.67%  to   7.97%
2004                      36,244     $ 1.18 to $ 1.22       $  42,616         --           0.55% to 1.20%     14.64%  to  13.89%
2003                      20,527     $ 1.03 to $ 1.07       $  21,116         --           0.55% to 1.20%     33.77%  to  33.75%
2002                      12,985     $ 0.77 to $ 0.80       $   9,976         --           0.55% to 1.20%    (21.43%) to (20.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2006                     199,591     $ 1.98 to $ 1.98       $ 396,958       0.49%          1.25% to 1.25%     15.26%  to  15.26%
2005                     281,112     $ 1.72 to $ 1.72       $ 484,439       1.38%          1.25% to 1.25%      4.01%  to   4.01%
2004                     351,566     $ 1.65 to $ 1.65       $ 582,105       0.96%          1.25% to 1.25%      7.62%  to   7.62%
2003                     385,662     $ 1.53 to $ 1.53       $ 593,291       1.01%          1.25% to 1.25%     22.40%  to  22.40%
2002                     422,060     $ 1.25 to $ 1.25       $ 528,240       0.31%          1.25% to 1.25%    (16.67%) to (16.67%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2006                      12,477     $ 1.28 to $ 1.36       $  15,850         --           0.55% to 1.20%     15.48%  to  14.73%
2005                      14,869     $ 1.11 to $ 1.19       $  16,410         --           0.55% to 1.20%     10.12%  to   9.40%
2004                      17,584     $ 1.01 to $ 1.08       $  17,670         --           0.55% to 1.20%     12.72%  to  11.99%
2003                      19,140     $ 0.89 to $ 0.97       $  17,089         --           0.55% to 1.20%     36.92%  to  36.62%
2002                      12,409     $ 0.65 to $ 0.71       $   8,087         --           0.55% to 1.20%    (32.29%) to (29.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2006                      21,798     $ 1.39 to $ 1.43       $  30,102       1.72%          0.55% to 1.20%     15.81%  to  15.06%
2005                      19,311     $ 1.20 to $ 1.25       $  23,108       1.42%          0.55% to 1.20%      5.33%  to   4.65%
2004                      19,444     $ 1.14 to $ 1.19       $  22,147       0.80%          0.55% to 1.20%      8.08%  to   7.38%
2003                      15,907     $ 1.06 to $ 1.11       $  16,818       0.64%          0.55% to 1.20%     29.27%  to  27.59%
2002                      10,257     $ 0.82 to $ 0.87       $   8,431       1.01%          0.55% to 1.20%    (15.46%) to (13.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------



92 - RIVERSOURCE VARIABLE ACCOUNT 10

                                          AT DEC. 31                                    FOR THE YEAR ENDED DEC. 31
                          ------------------------------------------- --------------------------------------------------------------
                           UNITS  ACCUMULATION UNIT VALUE  NET ASSETS   INVESTMENT       EXPENSE RATIO        TOTAL RETURN
                          (000S)     LOWEST TO HIGHEST       (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2) LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------------
AIM VI FIN SERV, SER II
2006                        1,364    $ 1.17 to $ 1.17      $    1,596      6.35%         0.85% to 1.45%    16.10%(13) to  15.74%(13)
2005                           --        --        --              --        --            --       --        --             --
2004                           --        --        --              --        --            --       --        --             --
2003                           --        --        --              --        --            --       --        --             --
2002                           --        --        --              --        --            --       --        --             --
------------------------------------------------------------------------------------------------------------------------------------

AIM VI GLOBAL HLTH CARE,
   SER II
2006                       87,789    $ 1.03 to $ 1.08      $   91,682        --          0.55% to 1.45%     3.11%(12) to   8.12%(13)
2005                           --        --        --              --        --            --       --        --             --
2004                           --        --        --              --        --            --       --        --             --
2003                           --        --        --              --        --            --       --        --             --
2002                           --        --        --              --        --            --       --        --             --
------------------------------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER II
2006                        5,226    $ 1.39 to $ 1.23      $    7,023      1.97%         0.55% to 1.45%    27.18%     to  22.52%(13)
2005                          247    $ 1.09 to $ 1.09      $      269      4.53%         0.55% to 1.20%     8.28%(10) to   8.17%(10)
2004                           --        --        --              --        --            --       --        --             --
2003                           --        --        --              --        --            --       --        --             --
2002                           --        --        --              --        --            --       --        --             --
------------------------------------------------------------------------------------------------------------------------------------

AIM VI TECH, SER I
2006                       43,391    $ 0.81 to $ 0.92      $   35,223        --          0.55% to 1.20%     9.88%     to   9.17%
2005                       54,315    $ 0.73 to $ 0.84      $   40,261        --          0.55% to 1.20%     1.61%     to   0.96%
2004                       25,352    $ 0.72 to $ 0.83      $   18,466        --          0.55% to 1.20%     4.06%     to   3.38%
2003                       14,615    $ 0.69 to $ 0.80      $   10,252        --          0.55% to 1.20%    43.75%     to  42.86%
2002                        6,964    $ 0.48 to $ 0.56      $    3,364        --          0.55% to 1.20%   (47.25%)    to (44.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH, CL B
2006                       33,897    $ 1.14 to $ 1.15      $   38,748        --          0.55% to 1.45%     7.79%     to  14.78%(13)
2005                        3,446    $ 1.06 to $ 1.06      $    3,648        --          0.55% to 1.20%     5.87%(10) to   5.76%(10)
2004                           --        --        --              --        --            --       --        --             --
2003                           --        --        --              --        --            --       --        --             --
2002                           --        --        --              --        --            --       --        --             --
------------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2006                      255,691    $ 1.31 to $ 1.17      $  333,791      1.18%         0.55% to 1.45%    16.34%     to  16.48%(13)
2005                      277,477    $ 1.13 to $ 1.20      $  312,799      1.25%         0.55% to 1.20%     4.02%     to   3.35%
2004                      229,828    $ 1.09 to $ 1.16      $  249,752      0.71%         0.55% to 1.20%    10.61%     to   9.90%
2003                      154,064    $ 0.98 to $ 1.05      $  151,663      0.79%         0.55% to 1.20%    30.67%     to  29.63%
2002                       80,843    $ 0.75 to $ 0.81      $   60,725      0.50%         0.55% to 1.20%   (22.68%)    to (19.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2006                      453,282    $ 2.55 to $ 1.24      $1,057,187      1.25%         0.55% to 1.45%    34.38%     to  23.04%(13)
2005                      292,660    $ 1.90 to $ 1.92      $  551,186      0.47%         0.55% to 1.20%    15.88%     to  15.13%
2004                      135,770    $ 1.64 to $ 1.67      $  221,322      0.41%         0.55% to 1.20%    24.21%     to  23.40%
2003                       68,730    $ 1.32 to $ 1.35      $   90,422      0.27%         0.55% to 1.20%    43.48%     to  42.11%
2002                       24,977    $ 0.92 to $ 0.95      $   23,004      0.10%         0.55% to 1.20%   (6.12%)     to  (5.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2006                          667    $ 1.10 to $ 1.09      $      730        --          0.85% to 1.45%     8.99%(13) to   8.66%(13)
2005                           --        --        --              --        --            --       --        --             --
2004                           --        --        --              --        --            --       --        --             --
2003                           --        --        --              --        --            --       --        --             --
2002                           --        --        --              --        --            --       --        --             --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 93

                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    -------------------------------------------  -------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
AC VP INTL, CL I
2006                 51,286   $    1.32 to $   1.28    $ 66,174       1.64%           0.55% to 0.95%       24.34%     to  23.85%
2005                 58,674   $    1.06 to $   1.03    $ 61,060       1.15%           0.55% to 0.95%       12.63%     to  12.19%
2004                 59,554   $    0.94 to $   0.92    $ 55,192       0.54%           0.55% to 0.95%       14.29%     to  13.84%
2003                 57,923   $    0.82 to $   0.81    $ 47,110       0.73%           0.55% to 0.95%       24.24%     to  22.73%
2002                 59,024   $    0.66 to $   0.66    $ 38,901       0.78%           0.55% to 0.95%      (21.43%)    to (20.48%)
------------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2006                 84,429   $    1.45 to $   1.63    $123,392       1.41%           0.55% to 1.20%       24.06%     to  23.26%
2005                 82,367   $    1.17 to $   1.32    $ 97,265       0.91%           0.55% to 1.20%       12.49%     to  11.76%
2004                 63,756   $    1.04 to $   1.18    $ 66,949       0.34%           0.55% to 1.20%       14.14%     to  13.41%
2003                 40,971   $    0.91 to $   1.04    $ 37,680       0.48%           0.55% to 1.20%       22.97%     to  22.35%
2002                 21,225   $    0.74 to $   0.85    $ 15,745       0.41%           0.55% to 1.20%      (20.43%)    to (15.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP
   VAL, CL II
2006                  2,743   $    1.16 to $   1.16    $  3,176       2.31%           0.85% to 1.45%       15.32%(13) to  14.97%(13)
2005                     --          --          --          --         --              --       --           --             --
2004                     --          --          --          --         --              --       --           --             --
2003                     --          --          --          --         --              --       --           --             --
2002                     --          --          --          --         --              --       --           --             --
------------------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2006                202,331   $    1.00 to $   1.04    $203,885         --            0.55% to 1.45%       (3.92%)    to   3.52%(13)
2005                 18,578   $    1.04 to $   1.04    $ 19,240         --            0.55% to 1.20%        3.73%(10) to   3.62%(10)
2004                     --          --          --          --         --              --       --           --             --
2003                     --          --          --          --         --              --       --           --             --
2002                     --          --          --          --         --              --       --           --             --
------------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2006                258,018   $    1.89 to $   2.75    $627,151       1.48%           0.55% to 1.25%       18.00%     to  17.18%
2005                341,956   $    1.61 to $   2.35    $722,148       0.87%           0.55% to 1.25%        4.46%     to   3.73%
2004                348,194   $    1.54 to $   2.27    $713,848       0.97%           0.55% to 1.25%       13.71%     to  12.92%
2003                324,528   $    1.35 to $   2.01    $587,978       1.05%           0.55% to 1.25%       27.36%     to  27.22%
2002                313,518   $    1.06 to $   1.58    $445,941       0.83%           0.55% to 1.25%      (12.40%)    to (13.66%)
------------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2006                279,304   $    1.61 to $   1.16    $437,608       1.20%           0.55% to 1.45%       17.82%     to  15.39%(13)
2005                281,618   $    1.36 to $   1.32    $378,826       0.64%           0.55% to 1.20%        4.28%     to   3.61%
2004                210,265   $    1.31 to $   1.27    $272,314       0.73%           0.55% to 1.20%       13.55%     to  12.81%
2003                141,163   $    1.15 to $   1.13    $161,583       0.78%           0.55% to 1.20%       27.78%     to  26.97%
2002                 78,736   $    0.90 to $   0.89    $ 70,747       0.43%           0.55% to 1.20%      (13.46%)    to (11.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL
   BAL
2006                 49,741   $    1.13 to $   1.24    $ 56,142       2.32%           0.55% to 1.20%        8.18%     to   7.48%
2005                 48,625   $    1.05 to $   1.16    $ 50,853       1.93%           0.55% to 1.20%        5.07%     to   4.39%
2004                 42,435   $    1.00 to $   1.11    $ 42,296       1.96%           0.55% to 1.20%        7.66%     to   6.97%
2003                 31,464   $    0.93 to $   1.04    $ 29,107       2.40%           0.55% to 1.20%       19.23%     to  18.18%
2002                 19,780   $    0.78 to $   0.88    $ 15,389       3.65%           0.55% to 1.20%      (12.36%)    to (12.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS
   CL B
2006                106,859   $    1.07 to $   1.08    $114,552       3.44%           0.55% to 1.45%        7.36%(11) to   8.13%(13)
2005                     --          --          --          --         --              --       --           --             --
2004                     --          --          --          --         --              --       --           --             --
2003                     --          --          --          --         --              --       --           --             --
2002                     --          --          --          --         --              --       --           --             --
------------------------------------------------------------------------------------------------------------------------------------



94 - RIVERSOURCE VARIABLE ACCOUNT 10

                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO           TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST        (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
COL MARSICO GRO,
   VS CL A
2006                317,946   $    1.02 to $   1.09   $ 331,754         --            0.55% to 1.45%       2.95%(12)  to   8.65%(13)
2005                     --          --          --          --         --              --       --          --              --
2004                     --          --          --          --         --              --       --          --              --
2003                     --          --          --          --         --              --       --          --              --
2002                     --          --          --          --         --              --       --          --              --
------------------------------------------------------------------------------------------------------------------------------------

COL MARSICO INTL
   OPP, VS CL B
2006                153,627   $    1.07 to $   1.20   $ 169,998       0.53%           0.55% to 1.45%       6.74%(12)  to  19.72%(13)
2005                     --          --          --          --         --              --       --          --              --
2004                     --          --          --          --         --              --       --          --              --
2003                     --          --          --          --         --              --       --          --              --
2002                     --          --          --          --         --              --       --          --              --
------------------------------------------------------------------------------------------------------------------------------------

CS COMMODITY
   RETURN
2006                139,243   $    0.97 to $   1.01   $ 137,218       4.43%           0.55% to 1.45%      (4.10%)(12) to   0.65%(13)
2005                     --          --          --          --         --              --       --          --              --
2004                     --          --          --          --         --              --       --          --              --
2003                     --          --          --          --         --              --       --          --              --
2002                     --          --          --          --         --              --       --          --              --
------------------------------------------------------------------------------------------------------------------------------------

CS MID-CAP CORE
2006                 19,843   $    1.30 to $   1.27   $  25,343         --            0.55% to 0.95%       1.34%      to   0.93%
2005                 25,218   $    1.29 to $   1.26   $  31,881         --            0.55% to 0.95%       6.39%      to   5.97%
2004                 30,758   $    1.21 to $   1.18   $  36,657         --            0.55% to 0.95%      12.50%      to  12.05%
2003                 34,940   $    1.08 to $   1.06   $  37,126         --            0.55% to 0.95%      44.00%      to  43.24%
2002                 38,546   $    0.75 to $   0.74   $  28,797         --            0.55% to 0.95%     (29.91%)     to (30.19%)
------------------------------------------------------------------------------------------------------------------------------------

CS SM CAP CORE I
2006                148,638   $    1.40 to $   1.40   $ 208,262         --            1.25% to 1.25%       3.47%      to   3.47%
2005                226,170   $    1.35 to $   1.35   $ 305,959         --            1.25% to 1.25%      (3.88%)     to  (3.88%)
2004                295,070   $    1.40 to $   1.40   $ 415,056         --            1.25% to 1.25%       9.49%      to   9.49%
2003                313,370   $    1.28 to $   1.28   $ 402,465         --            1.25% to 1.25%      47.13%      to  47.13%
2002                314,849   $    0.87 to $   0.87   $ 275,569         --            1.25% to 1.25%     (34.59%)     to (34.59%)
------------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ,
   SERV
2006                  1,560   $    1.18 to $   1.18   $   1,845         --            0.85% to 1.45%      18.06%(13)  to  17.70%(13)
2005                     --          --          --          --         --              --       --          --              --
2004                     --          --          --          --         --              --       --          --              --
2003                     --          --          --          --         --              --       --          --              --
2002                     --          --          --          --         --              --       --          --              --
------------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL,
   SERV
2006                  1,167   $    1.16 to $   1.16   $   1,351         --            0.85% to 1.45%      15.81%(13)  to  15.45%(13)
2005                     --          --          --          --         --              --       --          --              --
2004                     --          --          --          --         --              --       --          --              --
2003                     --          --          --          --         --              --       --          --              --
2002                     --          --          --          --         --              --       --          --              --
------------------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-
   RATE INC
2006                298,230   $    1.03 to $   1.02   $ 306,684       6.14%           0.55% to 1.45%       3.18%(12)  to   2.50%(13)
2005                     --          --          --          --         --              --       --          --              --
2004                     --          --          --          --         --              --       --          --              --
2003                     --          --          --          --         --              --       --          --              --
2002                     --          --          --          --         --              --       --          --              --
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 95

                                         AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                   --------------------------------------------  -----------------------------------------------------------------
                    UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT         EXPENSE RATIO            TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)       LOWEST TO HIGHEST(3)
                   ---------------------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL
   LG CAP, CL 2
2006                28,846       $1.13 to $1.12      $   32,620       0.98%          0.55% to 1.45%      11.78%     to  11.31%(13)
2005                30,155       $1.01 to $1.10      $   30,645       0.82%          0.55% to 1.20%       8.15%     to   7.45%
2004                23,448       $0.94 to $1.02      $   22,145       1.06%          0.55% to 1.20%       8.33%     to   7.63%
2003                18,707       $0.86 to $0.95      $   16,343       6.60%          0.55% to 1.20%       3.61%(6)  to   4.40%(6)
2002                    --          -- --    --              --         --             --  --   --
----------------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ,
   CL 2
2006                45,619       $1.62 to $1.17      $   71,677       3.71%          0.55% to 1.45%      22.21%     to  16.75%(13)
2005                33,531       $1.32 to $1.31      $   44,080       3.25%          0.55% to 1.20%      15.04%     to  14.30%
2004                 8,450       $1.15 to $1.14      $    9,684       2.51%          0.55% to 1.20%      16.83%(7)  to  16.14%(7)
2003                    --          --       --              --         --             --       --          --             --
2002                    --          --       --              --         --             --       --          --             --
----------------------------------------------------------------------------------------------------------------------------------

FID VIP
   CONTRAFUND, SERV
   CL 2
2006               622,501       $1.03 to $1.09      $  654,611       1.75%          0.55% to 1.45%       3.50%(12) to   8.94%(13)
2005                    --          --       --              --         --             --       --          --             --
2004                    --          --       --              --         --             --       --          --             --
2003                    --          --       --              --         --             --       --          --             --
2002                    --          --       --              --         --             --       --          --             --
----------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO &
   INC, SERV CL
2006               182,343       $1.17 to $1.14      $  209,031       0.85%          0.55% to 0.95%      12.39%     to  11.95%
2005               216,583       $1.04 to $1.01      $  221,496       1.50%          0.55% to 0.95%       6.94%     to   6.51%
2004               251,135       $0.97 to $0.95      $  241,008       0.79%          0.55% to 0.95%       5.18%     to   4.76%
2003               245,972       $0.92 to $0.91      $  225,087       1.06%          0.55% to 0.95%      22.67%     to  22.97%
2002               226,422       $0.75 to $0.74      $  168,931       1.28%          0.55% to 0.95%     (17.58%)    to (17.78%)
----------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO &
   INC, SERV CL 2
2006               329,942       $1.28 to $1.28      $  417,155       0.71%          0.55% to 1.20%      12.24%     to  11.51%
2005               358,054       $1.14 to $1.15      $  404,610       1.30%          0.55% to 1.20%       6.81%     to   6.12%
2004               353,479       $1.06 to $1.09      $  375,117       0.64%          0.55% to 1.20%       4.95%     to   4.27%
2003               228,596       $1.01 to $1.04      $  231,686       0.66%          0.55% to 1.20%      21.69%     to  22.35%
2002                92,339       $0.83 to $0.85      $   76,486       0.57%          0.55% to 1.20%     (17.00%)    to (15.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP,
   SERV CL
2006               131,594       $3.20 to $3.11      $  413,296       0.26%          0.55% to 0.95%      11.97%     to  11.53%
2005               144,212       $2.86 to $2.79      $  405,434       1.62%          0.55% to 0.95%      17.56%     to  17.09%
2004               147,113       $2.43 to $2.38      $  352,910         --           0.55% to 0.95%      24.09%     to  23.59%
2003               138,655       $1.96 to $1.93      $  268,769       0.31%          0.55% to 0.95%      38.03%     to  37.86%
2002               132,332       $1.42 to $1.40      $  186,627       0.85%          0.55% to 0.95%     (10.69%)    to (10.83%)
----------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP,
   SERV CL 2
2006               624,914       $2.08 to $1.09      $1,208,847       0.16%         0.55% to 1.45%       11.79%     to   8.10%(13)
2005               496,239       $1.86 to $1.76      $  908,519       1.41%         0.55% to 1.20%       17.37%     to  16.61%
2004               356,492       $1.59 to $1.51      $  558,130         --          0.55% to 1.20%       23.97%     to  23.17%
2003               207,277       $1.28 to $1.23      $  262,748       0.18%         0.55% to 1.20%       37.63%     to  36.67%
2002                94,048       $0.93 to $0.90      $   87,109       0.33%         0.55% to 1.20%      (10.58%)    to (10.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS,
   SERV CL
2006                76,349       $1.37 to $1.33      $  102,498       0.78%         0.55% to 0.95%       17.30%     to  16.84%
2005                81,957       $1.16 to $1.14      $   93,982       0.57%         0.55% to 0.95%       18.32%     to  17.85%
2004                86,132       $0.98 to $0.96      $   83,695       0.96%         0.55% to 0.95%       12.86%     to  12.41%
2003                66,234       $0.87 to $0.86      $   57,249       0.74%         0.55% to 0.95%       42.62%     to  43.33%
2002                62,136       $0.61 to $0.60      $   37,840       0.70%         0.55% to 0.95%      (20.78%)    to (22.08%)
----------------------------------------------------------------------------------------------------------------------------------



96 - RIVERSOURCE VARIABLE ACCOUNT 10

                                         AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                   --------------------------------------------  -----------------------------------------------------------------
                    UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT         EXPENSE RATIO             TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                   ---------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS,
   SERV CL 2
2006               151,362       $1.66 to $1.16      $  248,078       0.65%           0.55% to 1.45%     17.13%     to  15.34%(13)
2005               136,453       $1.42 to $1.53      $  193,596       0.49%           0.55% to 1.20%     18.13%     to  17.37%
2004               122,929       $1.20 to $1.31      $  147,870       0.73%           0.55% to 1.20%     12.68%     to  11.95%
2003                58,124       $1.06 to $1.17      $   62,227       0.34%           0.55% to 1.20%     41.33%     to  40.96%
2002                24,767       $0.75 to $0.83      $   18,666       0.35%           0.55% to 1.20%    (21.05%)    to (17.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK
   GLOBAL REAL EST,
   CL 2
2006               257,421       $3.27 to $1.20      $  773,536       2.06%           0.55% to 1.45%     19.92%     to  19.66%(13)
2005               266,642       $2.73 to $1.97      $  690,004       1.39%           0.55% to 1.20%     12.85%     to  12.12%
2004               230,881       $2.42 to $1.76      $  533,004       1.86%           0.55% to 1.20%     31.08%     to  30.23%
2003               166,493       $1.85 to $1.35      $  296,754       2.44%           0.55% to 1.20%     35.04%     to  33.66%
2002               109,989       $1.37 to $1.01      $  147,218       2.57%           0.55% to 1.20%      1.48%     to   1.00%(4)
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM
   CAP VAL, CL 2
2006               166,830       $2.49 to $1.09      $  380,878       0.64%           0.55% to 1.45%     16.34%     to   7.75%(13)
2005               156,167       $2.14 to $1.57      $  316,893       0.75%           0.55% to 1.20%      8.17%     to   7.47%
2004               118,566       $1.98 to $1.46      $  224,252       0.18%           0.55% to 1.20%     23.07%     to  22.27%
2003                87,363       $1.61 to $1.20      $  135,426       0.21%           0.55% to 1.20%     31.97%     to  30.43%
2002                57,262       $1.22 to $0.92      $   68,337       0.37%           0.55% to 1.20%     (9.63%)    to  (8.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL
   SHARES SEC, CL 2
2006               207,209       $1.53 to $1.15      $  309,114       1.28%           0.55% to 1.45%     17.73%     to  13.33%(13)
2005               151,140       $1.30 to $1.34      $  196,107       0.87%           0.55% to 1.20%      9.95%     to   9.24%
2004                99,871       $1.18 to $1.22      $  118,373       0.76%           0.55% to 1.20%     12.02%     to  11.29%
2003                58,929       $1.05 to $1.10      $   62,601       0.96%           0.55% to 1.20%     23.53%     to  23.60%
2002                23,376       $0.85 to $0.89      $   19,872       0.75%           0.55% to 1.20%    (12.37%)    to (11.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV
   MKTS SEC, CL 1
2006               179,403       $1.40 to $1.40      $  252,258       1.27%           1.25% to 1.25%     26.84%     to  26.84%
2005               254,244       $1.10 to $1.10      $  281,629       1.43%           1.25% to 1.25%     26.18%     to  26.18%
2004               274,586       $0.88 to $0.88      $  240,781       1.92%           1.25% to 1.25%     23.28%     to  23.28%
2003               272,504       $0.71 to $0.71      $  193,809       1.36%           1.25% to 1.25%     51.06%     to  51.06%
2002               273,087       $0.47 to $0.47      $  127,911       1.62%           1.25% to 1.25%      0.00%     to   0.00%
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR
   SEC, CL 2
2006                30,344       $1.73 to $1.69      $   51,831       1.25%           0.55% to 0.95%     20.78%     to  20.30%
2005                36,373       $1.43 to $1.41      $   51,495       1.18%           0.55% to 0.95%      9.57%     to   9.13%
2004                31,651       $1.30 to $1.29      $   41,042       1.04%           0.55% to 0.95%     17.88%     to  17.41%
2003                24,004       $1.11 to $1.10      $   26,415       1.67%           0.55% to 0.95%     32.14%     to  30.95%
2002                18,138       $0.84 to $0.84      $   15,223       2.32%           0.55% to 0.95%    (16.00%)(5) to (16.00%)(5)
----------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP
   VAL, INST
2006               327,755       $2.71 to $1.92      $  835,018       0.90%           0.55% to 1.20%     15.53%     to  14.78%
2005               345,787       $2.34 to $1.68      $  765,494       0.70%           0.55% to 1.20%     12.21%     to  11.48%
2004               226,018       $2.09 to $1.50      $  451,843       0.70%           0.55% to 1.20%     25.19%     to  24.38%
2003               162,339       $1.67 to $1.21      $  261,988       1.08%           0.55% to 1.20%     27.48%     to  27.37%
2002               109,427       $1.31 to $0.95      $  140,030       1.38%           0.55% to 1.20%     (5.07%)    to  (5.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM
   CAP EQ, INST
2006                19,072       $2.00 to $1.94      $   37,272       0.61%           0.55% to 0.95%     11.66%     to  11.21%
2005                23,432       $1.79 to $1.74      $   41,091       0.23%           0.55% to 0.95%      5.49%     to   5.07%
2004                26,859       $1.69 to $1.66      $   44,779       0.19%           0.55% to 0.95%     15.69%     to  15.23%
2003                29,916       $1.46 to $1.44      $   43,240       0.24%           0.55% to 0.95%     44.55%     to  44.00%
2002                32,164       $1.01 to $1.00      $   32,114       0.26%           0.55% to 0.95%    (15.13%)    to (15.25%)
----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 97

                                       AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                     -------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD U.S.
   EQ, INST
2006                 445,093      $1.18 to $1.13       $524,191        1.05%          0.55% to 1.45%       12.27%     to  11.89%(13)
2005                 467,555      $1.05 to $1.23       $492,636        1.00%          0.55% to 1.20%        5.93%     to   5.24%
2004                 253,878      $0.99 to $1.17       $251,604        1.38%          0.55% to 1.20%       14.31%     to  13.57%
2003                 169,762      $0.87 to $1.03       $146,765        0.79%          0.55% to 1.20%       29.85%     to  28.75%
2002                 150,534      $0.67 to $0.80       $101,100        0.61%          0.55% to 1.20%      (22.99%)    to (20.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL
   TECH, SERV
2006                  54,174      $0.43 to $1.07       $ 23,644          --           0.55% to 1.20%        7.24%     to   6.54%
2005                  57,634      $0.41 to $1.01       $ 23,479          --           0.55% to 1.20%       10.94%     to  10.22%
2004                  65,787      $0.37 to $0.91       $ 24,174          --           0.55% to 1.20%        0.02%     to  (0.63%)
2003                  71,812      $0.37 to $0.92       $ 26,415          --           0.55% to 1.20%       48.00%     to  46.03%
2002                  69,076      $0.25 to $0.63       $ 17,299          --           0.55% to 1.20%      (41.86%)    to (37.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL
   GRO, SERV
2006                 142,098      $1.36 to $2.32       $192,642        1.88%          0.55% to 1.20%       45.83%     to  44.88%
2005                 134,816      $0.93 to $1.60       $125,579        1.08%          0.55% to 1.20%       31.22%     to  30.37%
2004                 139,788      $0.71 to $1.23       $ 99,632        0.84%          0.55% to 1.20%       18.04%     to  17.27%
2003                 152,636      $0.60 to $1.05       $ 92,188        0.98%          0.55% to 1.20%       33.33%     to  32.91%
2002                 157,502      $0.45 to $0.79       $ 70,985        0.68%          0.55% to 1.20%      (26.23%)    to (21.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN MID CAP
   GRO, SERV
2006                  50,493      $0.61 to $0.59       $ 30,258          --           0.55% to 0.95%       12.69%     to  12.24%
2005                  59,483      $0.54 to $0.53       $ 31,715          --           0.55% to 0.95%       11.41%     to  10.97%
2004                  71,059      $0.49 to $0.48       $ 34,099          --           0.55% to 0.95%       19.82%     to  19.34%
2003                  85,736      $0.41 to $0.40       $ 34,434          --           0.55% to 0.95%       36.67%     to  33.33%
2002                  95,558      $0.30 to $0.30       $ 28,712          --           0.55% to 0.95%      (28.57%)    to (28.57%)
------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL
   EQ, SERV
2006                 162,153      $1.27 to $1.75       $207,522        1.00%          0.55% to 1.20%       21.86%     to  21.07%
2005                 188,675      $1.04 to $1.45       $198,502        0.98%          0.55% to 1.20%       10.04%     to   9.33%
2004                 168,208      $0.94 to $1.33       $160,817        0.54%          0.55% to 1.20%       14.35%     to  13.61%
2003                 123,056      $0.83 to $1.17       $102,535        0.35%          0.55% to 1.20%       27.69%     to  27.17%
2002                  60,087      $0.65 to $0.92       $ 38,997        0.09%          0.55% to 1.20%      (10.96%)    to  (8.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

LM PTNRS VAR SM CAP
   GRO, CL II
2006                   2,169      $1.18 to $1.11       $  2,517          --           0.55% to 1.45%       11.43%     to  11.06%(13)
2005                     104      $1.06 to $1.05       $    110          --           0.55% to 1.20%        5.56%(10) to   5.45%(10)
2004                      --         --       --             --          --              --      --           --             --
2003                      --         --       --             --          --              --      --           --             --
2002                      --         --       --             --          --              --      --           --             --
------------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK,
   SERV CL
2006                 187,890      $0.71 to $1.10       $136,819          --           0.55% to 1.45%        6.72%     to   9.33%(13)
2005                 216,007      $0.67 to $1.02       $146,971        0.14%          0.55% to 1.20%        3.66%     to   2.99%
2004                 195,430      $0.64 to $0.99       $127,400          --           0.55% to 1.20%        8.39%     to   7.69%
2003                 172,322      $0.59 to $0.92       $103,234          --           0.55% to 1.20%       20.41%     to  21.05%
2002                 134,823      $0.49 to $0.76       $ 65,815          --           0.55% to 1.20%      (27.94%)    to (24.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV
   CL
2006                  98,386      $1.01 to $1.16       $ 98,902          --           0.55% to 1.20%       12.31%     to  11.59%
2005                 122,560      $0.90 to $1.04       $109,920          --           0.55% to 1.20%        4.46%     to   3.78%
2004                 149,075      $0.86 to $1.00       $128,085          --           0.55% to 1.20%        5.63%     to   4.94%
2003                 146,404      $0.81 to $0.95       $119,207          --           0.55% to 1.20%       32.79%     to  31.94%
2002                 117,036      $0.61 to $0.72       $ 71,654          --           0.55% to 1.20%      (32.22%)    to (28.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------



98 - RIVERSOURCE VARIABLE ACCOUNT 10

                                       AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                     -------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT            EXPENSE RATIO        TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     LOWEST TO HIGHEST(2)  LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN,
   SERV CL
2006                  87,237      $1.24 to $1.11       $106,831        2.09%          0.55% to 1.45%       11.01%     to  10.48%(13)
2005                  74,459      $1.12 to $1.10       $ 82,895        1.46%          0.55% to 1.20%        2.04%     to   1.38%
2004                  26,242      $1.10 to $1.09       $ 28,760        0.61%          0.55% to 1.20%        9.02%(7)  to   8.38%(7)
2003                      --         --       --             --          --              --      --           --             --
2002                      --         --       --             --          --              --      --           --             --
------------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV
   CL
2006                 142,816      $1.80 to $1.24       $254,044        1.88%          0.55% to 1.45%       30.25%     to  23.49%(13)
2005                 103,681      $1.38 to $1.68       $145,619        0.42%          0.55% to 1.20%       15.93%     to  15.18%
2004                  52,792      $1.19 to $1.46       $ 64,198        1.21%          0.55% to 1.20%       29.13%     to  28.30%
2003                  33,751      $0.92 to $1.14       $ 31,693        1.87%          0.55% to 1.20%       35.29%     to  34.12%
2002                  18,482      $0.68 to $0.85       $ 12,743        2.05%          0.55% to 1.20%      (23.60%)    to (15.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

NB AMT INTL, CL S
2006                 147,411      $1.05 to $1.17       $160,106        2.30%          0.55% to 1.45%        4.11%(12) to  16.75%(13)
2005                      --         --       --             --          --             --       --           --             --
2004                      --         --       --             --          --             --       --           --             --
2003                      --         --       --             --          --             --       --           --             --
2002                      --         --       --             --          --             --       --           --             --
------------------------------------------------------------------------------------------------------------------------------------

NB AMT SOC
   RESPONSIVE, CL S
2006                     466      $1.14 to $1.14       $    530          --           0.85% to 1.45%       13.43%(13) to  13.09%(13)
2005                      --         --       --             --          --             --       --           --             --
2004                      --         --       --             --          --             --       --           --             --
2003                      --         --       --             --          --             --       --           --             --
2002                      --         --       --             --          --             --       --           --             --
------------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC
   VA, SERV
2006                 117,612      $1.53 to $1.16       $176,344        0.72%          0.55% to 1.45%       16.72%     to  15.87%(13)
2005                  72,423      $1.31 to $1.30       $ 94,587        0.57%          0.55% to 1.20%       13.44%     to  12.70%
2004                  24,526      $1.16 to $1.15       $ 28,389        0.15%          0.55% to 1.20%       15.92%(7)  to  15.24%(7)
2003                      --         --       --             --          --             --       --           --             --
2002                      --         --       --             --          --             --       --           --             --
------------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM
   CAP VA, SERV
2006                  81,385      $1.44 to $1.10       $113,492        0.02%          0.55% to 1.45%       14.03%     to   8.72%(13)
2005                  41,895      $1.26 to $1.24       $ 52,482          --           0.55% to 1.20%        9.11%     to   8.41%
2004                  16,643      $1.16 to $1.15       $ 19,170          --           0.55% to 1.20%       17.36%(7)  to  16.67%(7)
2003                      --         --       --             --          --             --       --           --             --
2002                      --         --       --             --          --             --       --           --             --
------------------------------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC
   BOND VA, SERV
2006                 820,585      $1.16 to $1.08       $936,136        2.90%          0.55% to 1.45%        6.65%     to   7.74%(13)
2005                 306,977      $1.09 to $1.08       $332,896        1.97%          0.55% to 1.20%        1.92%     to   1.26%
2004                  46,499      $1.07 to $1.06       $ 49,696        0.56%          0.55% to 1.20%        7.06%(7)  to   6.43%(7)
2003                      --         --       --             --          --             --       --           --             --
2002                      --         --       --             --          --             --       --           --             --
------------------------------------------------------------------------------------------------------------------------------------

OPPEN VAL VA, SERV
2006                     370      $1.07 to $1.07       $    396          --           0.85% to 1.45%        6.99%(14) to   6.81%(14)
2005                      --         --       --             --          --             --       --           --             --
2004                      --         --       --             --          --             --       --           --             --
2003                      --         --       --             --          --             --       --           --             --
2002                      --         --       --             --          --             --       --           --             --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 99

                                       AT DEC. 31                                    FOR THE YEAR ENDED DEC. 31
                         --------------------------------------  -----------------------------------------------------------------
                                    ACCUMULATION
                         UNITS       UNIT VALUE      NET ASSETS    INVESTMENT        EXPENSE RATIO           TOTAL RETURN
                         (000S)   LOWEST TO HIGHEST    (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                         ---------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET,
   ADVISOR CL
2006                     437,682   $ 1.04 to $ 1.07  $ 460,233        9.03%          0.55% to 1.45%       4.65%(12) to   6.59%(13)
2005                          --       --        --         --         --              --       --          --             --
2004                          --       --        --         --         --              --       --          --             --
2003                          --       --        --         --         --              --       --          --             --
2002                          --       --        --         --         --              --       --          --             --
----------------------------------------------------------------------------------------------------------------------------------

PIONEER EQ INC VCT,
   CL II
2006                      48,064   $ 1.46 to $ 1.48  $  69,591        2.33%          0.55% to 1.20%      21.45%     to  20.67%
2005                      53,522   $ 1.20 to $ 1.23  $  64,029        2.13%          0.55% to 1.20%       4.94%     to   4.26%
2004                      48,892   $ 1.14 to $ 1.18  $  55,958        2.13%          0.55% to 1.20%      15.40%     to  14.66%
2003                      42,477   $ 0.99 to $ 1.03  $  42,277        2.14%          0.55% to 1.20%      22.22%     to  21.18%
2002                      21,648   $ 0.81 to $ 0.85  $  17,802        2.77%          0.55% to 1.20%     (17.35%)    to (15.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------

PIONEER INTL VAL VCT,
   CL II
2006                       8,608   $ 1.01 to $ 1.01  $   8,668          --           0.55% to 1.20%       0.70%(15) to   0.68%(15)
2005                          --       --        --         --          --             --       --          --             --
2004                          --       --        --         --          --             --       --          --             --
2003                          --       --        --         --          --             --       --          --             --
2002                          --       --        --         --          --             --       --          --             --
----------------------------------------------------------------------------------------------------------------------------------

PUT VT HLTH SCIENCES,
   CL IB
2006                      46,519   $ 1.12 to $ 1.13  $  51,796        0.33%          0.55% to 1.20%       2.23%     to   1.57%
2005                      48,773   $ 1.10 to $ 1.11  $  53,264        0.05%          0.55% to 1.20%      12.58%     to  11.85%
2004                      37,011   $ 0.98 to $ 1.00  $  35,996        0.17%          0.55% to 1.20%       6.54%     to   5.85%
2003                      30,753   $ 0.92 to $ 0.94  $  28,128        0.46%          0.55% to 1.20%      17.95%     to  17.50%
2002                      19,335   $ 0.78 to $ 0.80  $  15,031          --           0.55% to 1.20%     (20.41%)    to (20.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2006                      62,626   $ 1.65 to $ 1.75  $ 102,620        0.62%          0.55% to 1.20%      27.02%     to  26.20%
2005                      68,854   $ 1.30 to $ 1.39  $  89,094        1.45%          0.55% to 1.20%      11.58%     to  10.86%
2004                      72,649   $ 1.16 to $ 1.25  $  84,438        1.45%          0.55% to 1.20%      15.56%     to  14.81%
2003                      70,062   $ 1.01 to $ 1.09  $  70,669        0.71%          0.55% to 1.20%      27.85%     to  26.74%
2002                      40,270   $ 0.79 to $ 0.86  $  31,835        0.43%          0.55% to 1.20%     (17.71%)    to (14.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP,
   CL IB
2006                      77,661   $ 1.24 to $ 1.21  $  94,463        1.35%          0.55% to 0.95%      25.44%     to  24.94%
2005                      90,632   $ 0.99 to $ 0.97  $  88,142        0.68%          0.55% to 0.95%      17.72%     to  17.25%
2004                     107,334   $ 0.84 to $ 0.82  $  88,924        1.02%          0.55% to 0.95%      12.73%     to  12.28%
2003                     128,360   $ 0.75 to $ 0.73  $  94,570        0.31%          0.55% to 0.95%      33.93%     to  30.36%
2002                     148,078   $ 0.56 to $ 0.56  $  82,588        0.68%          0.55% to 0.95%     (15.15%)    to (13.85%)
----------------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2006                     149,236   $ 1.49 to $ 1.49  $ 223,047        0.19%          1.25% to 1.25%       7.48%     to   7.48%
2005                     206,197   $ 1.38 to $ 1.38  $ 286,496        0.38%          1.25% to 1.25%       8.96%     to   8.96%
2004                     265,044   $ 1.27 to $ 1.27  $ 337,875          --           1.25% to 1.25%       9.20%     to   9.20%
2003                     324,631   $ 1.16 to $ 1.16  $ 378,811          --           1.25% to 1.25%      30.34%     to  30.34%
2002                     378,658   $ 0.89 to $ 0.89  $ 337,002          --           1.25% to 1.25%     (31.01%)    to (31.01%)
----------------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2006                      79,537   $ 1.08 to $ 1.30  $  84,668          --           0.55% to 1.20%       4.88%     to   4.20%
2005                      94,134   $ 1.03 to $ 1.24  $  95,729          --           0.55% to 1.20%      11.53%     to  10.81%
2004                     110,020   $ 0.92 to $ 1.12  $ 100,428          --           0.55% to 1.20%      17.96%     to  17.19%
2003                     131,762   $ 0.78 to $ 0.96  $ 102,200          --           0.55% to 1.20%      32.20%     to  31.51%
2002                     146,947   $ 0.59 to $ 0.73  $  86,196          --           0.55% to 1.20%     (31.40%)    to (27.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------



100 - RIVERSOURCE VARIABLE ACCOUNT 10

                                         AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                       --------------------------------------------- ---------------------------------------------------------------

                          UNITS   ACCUMULATION UNIT VALUE NET ASSETS   INVESTMENT       EXPENSE RATIO          TOTAL RETURN
                         (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------------
RVS VP BAL
2006                      308,699     $ 1.25 to $1.13     $  470,890      2.46%         0.55% to 1.45%     13.76%     to  12.16%(13)
2005                      360,863     $ 1.10 to $1.66     $  501,036      2.59%         0.55% to 1.25%      3.35%     to   2.63%
2004                      373,845     $ 1.06 to $1.61     $  515,992      2.28%         0.55% to 1.25%      9.00%     to   8.23%
2003                      384,617     $ 0.97 to $1.49     $  496,929      2.26%         0.55% to 1.25%     19.75%     to  18.25%
2002                      376,502     $ 0.81 to $1.26     $  418,919      2.60%         0.55% to 1.25%    (13.83%)    to (13.70%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2006                      701,788     $ 1.17 to $1.02     $  794,074      4.44%         0.55% to 1.45%      3.92%     to   1.65%(13)
2005                      429,069     $ 1.13 to $1.23     $  477,358      2.58%         0.55% to 1.25%      2.05%     to   1.34%
2004                      426,212     $ 1.11 to $1.21     $  468,695      0.73%         0.55% to 1.25%      0.19%     to  (0.51%)
2003                      486,939     $ 1.11 to $1.22     $  539,742      0.51%         0.55% to 1.25%      0.00%     to  (0.81%)
2002                      636,469     $ 1.11 to $1.23     $  711,964      1.16%         0.55% to 1.25%      0.91%     to   0.00%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP CORE BOND
2006                       59,405     $ 1.07 to $1.04     $   62,773      4.17%         0.55% to 1.45%      3.24%     to   4.36%(13)
2005                       40,317     $ 1.04 to $1.02     $   58,374      3.36%         0.55% to 1.20%      1.22%     to   0.57%
2004                       15,787     $ 1.02 to $1.02     $   41,656      2.55%         0.55% to 1.20%      2.45%(7)  to   1.85%(7)
2003                           --         --       --             --        --            --       --         --             --
2002                           --         --       --             --        --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2006                    1,441,352     $ 1.36 to $1.05     $1,832,904      4.39%         0.55% to 1.45%      3.84%     to   4.86%(13)
2005                      842,520     $ 1.31 to $1.41     $1,094,933      3.71%         0.55% to 1.25%      1.56%     to   0.85%
2004                      639,931     $ 1.29 to $1.40     $  835,025      3.83%         0.55% to 1.25%      3.92%     to   3.19%
2003                      618,469     $ 1.24 to $1.36     $  788,063      3.58%         0.55% to 1.25%      3.33%     to   3.82%
2002                      589,321     $ 1.20 to $1.31     $  734,053      5.08%         0.55% to 1.25%      5.26%     to   3.97%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2006                    1,286,388     $ 1.83 to $1.12     $2,199,172      1.41%         0.55% to 1.45%     19.09%     to  11.90%(13)
2005                      772,974     $ 1.53 to $1.51     $1,175,707      1.61%         0.55% to 1.20%     12.88%     to  12.15%
2004                      482,647     $ 1.36 to $1.35     $  652,523      1.65%         0.55% to 1.20%     17.56%     to  16.80%
2003                      249,818     $ 1.16 to $1.15     $  288,112      1.60%         0.55% to 1.20%     41.46%     to  38.55%
2002                      160,822     $ 0.82 to $0.83     $  132,660      1.61%         0.55% to 1.20%    (19.61%)    to (17.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP EMER MKTS
2006                      191,857     $ 2.11 to $1.34     $  379,204      0.35%         0.55% to 1.45%     33.17%     to  33.82%(13)
2005                      134,343     $ 1.58 to $2.02     $  213,076      0.20%         0.55% to 1.20%     33.07%     to  32.21%
2004                       42,521     $ 1.19 to $1.53     $   50,449      3.09%         0.55% to 1.20%     23.47%     to  22.67%
2003                       15,683     $ 0.96 to $1.25     $   19,823      1.73%         0.55% to 1.20%     39.13%     to  38.89%
2002                        9,255     $ 0.69 to $0.90     $    9,786        --          0.55% to 1.20%     (5.48%)    to (10.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP FUNDAMENTAL VAL
2006                      338,654     $ 1.09 to $1.11     $  371,272      0.98%         0.55% to 1.45%      8.85%(12) to  10.70%(13)
2005                           --         --       --             --        --            --       --         --             --
2004                           --         --       --             --        --            --       --         --             --
2003                           --         --       --             --        --            --       --         --             --
2002                           --         --       --             --        --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2006                      472,738     $ 1.46 to $1.05     $  646,999      3.28%         0.55% to 1.45%      6.15%     to   4.85%(13)
2005                      331,823     $ 1.38 to $1.46     $  454,346      3.91%         0.55% to 1.25%     (5.52%)    to  (6.17%)
2004                      242,562     $ 1.46 to $1.55     $  355,988      4.10%         0.55% to 1.25%      9.42%     to   8.66%
2003                      186,450     $ 1.33 to $1.43     $  253,433      7.33%         0.55% to 1.25%     12.71%     to  11.72%
2002                      141,210     $ 1.18 to $1.28     $  173,577      4.74%         0.55% to 1.25%     13.46%     to  13.27%
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 101

                                            AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                             ----------------------------------------  ------------------------------------------------------------
                                          ACCUMULATION                 INVESTMENT
                                UNITS      UNIT VALUE      NET ASSETS    INCOME       EXPENSE RATIO          TOTAL RETURN
                               (000S)   LOWEST TO HIGHEST    (000S)     RATIO(1)   LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                             ------------------------------------------------------------------------------------------------------
RVS VP GLOBAL INFLATION
   PROT SEC
2006                           420,004    $1.06 to $1.03   $  439,332     3.36%       0.55% to 1.45%        0.64%    to   3.04%(13)
2005                           177,692    $1.05 to $1.04   $  186,090     7.05%       0.55% to 1.20%        2.24%    to   1.59%
2004                             9,951    $1.03 to $1.03   $   10,223     3.47%       0.55% to 1.20%        2.67%(8) to   2.47%(8)
2003                                --       --       --           --       --          --       --           --            --
2002                                --       --       --           --       --          --       --           --            --
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP GRO
2006                           590,278    $0.73 to $1.13   $  449,154     0.93%       0.55% to 1.45%       10.47%    to  13.46%(13)
2005                           579,086    $0.67 to $1.05   $  398,436     0.39%       0.55% to 1.20%        8.02%    to   7.32%
2004                           340,148    $0.62 to $0.98   $  213,399     0.32%       0.55% to 1.20%        7.84%    to   7.14%
2003                           349,978    $0.57 to $0.92   $  203,000     0.21%       0.55% to 1.20%       21.28%    to  21.05%
2002                           257,108    $0.47 to $0.76   $  122,448     0.07%       0.55% to 1.20%      (26.56%)   to (24.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2006                           649,204    $1.39 to $1.07   $  905,546     7.40%       0.55% to 1.45%       10.21%    to   7.67%(13)
2005                           715,854    $1.26 to $1.39   $  919,121     6.46%       0.55% to 1.25%        3.45%    to   2.73%
2004                           730,172    $1.22 to $1.36   $  914,940     6.99%       0.55% to 1.25%       10.78%    to  10.01%
2003                           622,128    $1.10 to $1.23   $  712,392     7.63%       0.55% to 1.25%       23.60%    to  23.00%
2002                           426,030    $0.89 to $1.00   $  399,795     7.77%       0.55% to 1.25%       (6.32%)   to  (7.41%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2006                           309,653    $1.15 to $1.07   $  345,710     6.45%       0.55% to 1.45%        7.39%    to   6.77%(13)
2005                            59,285    $1.07 to $1.06   $   63,157     5.94%       0.55% to 1.20%        2.76%    to   2.10%
2004                             2,406    $1.04 to $1.04   $    2,505     5.77%       0.55% to 1.20%        3.92%(8) to   3.72%(8)
2003                                --       --       --           --       --          --       --           --            --
2002                                --       --       --           --       --          --       --           --            --
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP INTL OPP
2006                           314,505    $1.14 to $1.17   $  419,625     1.93%       0.55% to 1.45%       23.49%    to  16.79%(13)
2005                           335,839    $0.92 to $1.23   $  370,645     1.43%       0.55% to 1.25%       13.24%    to  12.45%
2004                           281,107    $0.82 to $1.09   $  282,571     1.13%       0.55% to 1.25%       16.76%    to  15.95%
2003                           215,587    $0.70 to $0.94   $  192,941     0.92%       0.55% to 1.25%       27.27%    to  25.33%
2002                           223,251    $0.55 to $0.75   $  159,249     0.97%       0.55% to 1.25%      (17.91%)   to (18.48%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2006                         1,149,920    $0.97 to $1.15   $1,327,213     1.16%       0.55% to 1.45%       14.65%    to  14.68%(13)
2005                           587,040    $0.85 to $1.35   $  570,540     1.15%       0.55% to 1.25%        5.59%    to   4.86%
2004                           386,123    $0.80 to $1.28   $  384,039     0.92%       0.55% to 1.25%        5.30%    to   4.57%
2003                           277,050    $0.76 to $1.23   $  286,327     0.62%       0.55% to 1.25%       28.81%    to  28.13%
2002                           249,561    $0.59 to $0.96   $  208,847     0.53%       0.55% to 1.25%      (22.37%)   to (23.20%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP VAL
2006                            15,289    $1.35 to $1.16   $   24,456     1.26%       0.55% to 1.45%       18.41%    to  15.50%(13)
2005                            11,470    $1.14 to $1.13   $   16,462     1.60%       0.55% to 1.20%        3.96%    to   3.29%
2004                             6,542    $1.10 to $1.09   $   10,459     1.89%       0.55% to 1.20%       10.01%(7) to   9.37%(7)
2003                                --       --       --           --       --          --       --           --            --
2002                                --       --       --           --       --          --       --           --            --
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2006                           200,202    $1.25 to $1.05   $  222,008     0.24%       0.55% to 1.45%       (0.62%)   to   4.74%(13)
2005                            87,824    $1.26 to $1.25   $  107,722       --        0.55% to 1.20%        9.52%    to   8.81%
2004                            98,758    $1.15 to $1.15   $  110,889       --        0.55% to 1.20%        8.50%    to   7.80%
2003                            80,060    $1.06 to $1.06   $   83,083       --        0.55% to 1.20%       21.84%    to  20.45%
2002                            30,902    $0.87 to $0.88   $   28,082       --        0.55% to 1.20%      (13.86%)   to (12.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------



102 - RIVERSOURCE VARIABLE ACCOUNT 10

                                              AT DEC. 31                                 FOR THE YEAR ENDED DEC. 31
                                --------------------------------------  -----------------------------------------------------------
                                           ACCUMULATION                 INVESTMENT
                                 UNITS      UNIT VALUE      NET ASSETS    INCOME       EXPENSE RATIO            TOTAL RETURN
                                (000S)   LOWEST TO HIGHEST    (000S)     RATIO(1)   LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
-----------------------------------------------------------------------------------------------------------------------------------
RVS VP MID CAP VAL
2006                            273,710    $1.37 to $1.09   $  347,533     1.09%        0.55% to 1.45%     14.69%    to   8.46%(13)
2005                             12,717    $1.20 to $1.19   $   17,507     1.13%        0.55% to 1.20%     17.78%(9) to  17.28%(9)
2004                                 --       --       --           --       --           --       --         --            --
2003                                 --       --       --           --       --           --       --         --            --
2002                                 --       --       --           --       --           --       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2006                            269,990    $1.01 to $1.14   $  276,643     1.45%        0.55% to 1.45%     14.63%    to  13.44%(13)
2005                            304,082    $0.88 to $1.13   $  272,014     1.40%        0.55% to 1.20%      3.83%    to   3.16%
2004                            283,879    $0.85 to $1.10   $  244,571     1.50%        0.55% to 1.20%      9.66%    to   8.95%
2003                            208,338    $0.77 to $1.01   $  163,372     1.21%        0.55% to 1.20%     26.23%    to  26.25%
2002                            134,292    $0.61 to $0.80   $   82,220     1.00%        0.55% to 1.20%    (22.78%)   to (20.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP SELECT VAL
2006                             18,510    $1.30 to $1.10   $   27,617     2.14%        0.55% to 1.45%     15.18%    to   9.42%(13)
2005                             18,946    $1.13 to $1.11   $   24,577     0.49%        0.55% to 1.20%     (0.05%)   to  (0.69%)
2004                              9,024    $1.13 to $1.12   $   13,503     1.11%        0.55% to 1.20%     12.84%(7) to  12.18%(7)
2003                                 --       --       --           --       --           --       --         --            --
2002                                 --       --       --           --       --           --       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2006                            270,831    $1.28 to $1.03   $  331,991     3.80%        0.55% to 1.45%      3.27%    to   2.92%(13)
2005                            302,534    $1.24 to $1.04   $  361,417     2.89%        0.55% to 1.20%      1.02%    to   0.37%
2004                            326,084    $1.23 to $1.04   $  387,853     2.44%        0.55% to 1.20%      0.30%    to  (0.35%)
2003                            319,998    $1.22 to $1.04   $  381,318     2.30%        0.55% to 1.20%      0.83%    to   0.00%
2002                            256,041    $1.21 to $1.04   $  304,224     2.87%        0.55% to 1.20%      5.22%    to   4.00%(4)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2006                             97,486    $1.79 to $1.09   $  170,404     0.04%        0.55% to 1.45%     11.08%    to   8.04%(13)
2005                            116,136    $1.61 to $1.51   $  183,927       --         0.55% to 1.20%      4.25%    to   3.58%
2004                            122,818    $1.54 to $1.45   $  187,181       --         0.55% to 1.20%     17.89%    to  17.13%
2003                             90,054    $1.31 to $1.24   $  116,896       --         0.55% to 1.20%     47.19%    to  45.88%
2002                             60,353    $0.89 to $0.85   $   53,405       --         0.55% to 1.20%    (17.59%)   to (15.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP VAL
2006                            271,781    $1.92 to $1.12   $  480,085     0.41%        0.55% to 1.45%     19.59%    to  10.88%(13)
2005                            234,333    $1.61 to $1.49   $  370,927     0.21%        0.55% to 1.20%      5.19%    to   4.51%
2004                            168,145    $1.53 to $1.42   $  254,207     0.03%        0.55% to 1.20%     19.36%    to  18.58%
2003                            125,783    $1.28 to $1.20   $  159,989     0.04%        0.55% to 1.20%     37.63%    to  36.36%
2002                             77,906    $0.93 to $0.88   $   76,358     0.17%        0.55% to 1.20%    (13.08%)   to (12.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CI
2006                             40,617    $3.41 to $3.32   $  135,983     0.17%        0.55% to 0.95%     20.41%    to  19.93%
2005                             46,205    $2.83 to $2.76   $  128,705     0.53%        0.55% to 0.95%     11.00%    to  10.56%
2004                             54,526    $2.55 to $2.50   $  137,329       --         0.55% to 0.95%     13.22%    to  12.77%
2003                             54,945    $2.26 to $2.22   $  122,428       --         0.55% to 0.95%     48.68%    to  48.00%
2002                             53,109    $1.52 to $1.50   $   79,999       --         0.55% to 0.95%    (13.14%)   to (13.79%)
-----------------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2006                             57,365    $3.37 to $3.27   $  189,566     1.29%        0.55% to 0.95%     15.15%    to  14.69%
2005                             64,866    $2.92 to $2.85   $  186,631     1.31%        0.55% to 0.95%     14.00%    to  13.55%
2004                             66,587    $2.57 to $2.51   $  168,558     0.54%        0.55% to 0.95%     19.24%    to  18.76%
2003                             67,135    $2.15 to $2.12   $  142,904     0.19%        0.55% to 0.95%     41.45%    to  41.33%
2002                             66,723    $1.52 to $1.50   $  100,487     0.19%        0.55% to 0.95%    (11.11%)   to (11.24%)
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 103

                                             AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
                              --------------------------------------  --------------------------------------------------------------
                                         ACCUMULATION                 INVESTMENT
                                UNITS     UNIT VALUE      NET ASSETS    INCOME        EXPENSE RATIO           TOTAL RETURN
                               (000S)  LOWEST TO HIGHEST    (000S)      RATIO(1)   LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                              ------------------------------------------------------------------------------------------------------
VANK LIT COMSTOCK, CL II
2006                          615,160  $1.38  to   $1.13   $810,354      1.11%       0.55%  to  1.45%     15.41%      to  12.68%(13)
2005                          384,396  $1.19  to   $1.18   $456,175      0.49%       0.55%  to  1.20%      3.54%      to   2.87%
2004                           75,664  $1.15  to   $1.15   $ 87,005      0.11%       0.55%  to  1.20%     14.41%(7)   to  13.74%(7)
2003                               --     --          --         --        --          --         --         --              --
2002                               --     --          --         --        --          --         --         --              --
------------------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST,
   CL II
2006                          136,442  $1.23  to   $1.28   $169,621      4.39%       0.55%  to  1.45%     23.57%(12)  to  26.94%(13)
2005                               --     --          --         --        --          --         --         --              --
2004                               --     --          --         --        --          --         --         --              --
2003                               --     --          --         --        --          --         --         --              --
2002                               --     --          --         --        --          --         --         --              --
------------------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2006                           98,448  $0.99  to   $1.08   $100,352        --        0.55%  to  1.45%     (0.22%)(12) to   7.27%(13)
2005                               --     --          --         --        --          --         --         --              --
2004                               --     --          --         --        --          --         --         --              --
2003                               --     --          --         --        --          --         --         --              --
2002                               --     --          --         --        --          --         --         --              --
------------------------------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2006                          392,888  $2.31  to   $1.24   $857,316      0.51%       0.55%  to  1.45%     36.41%      to  22.89%(13)
2005                          318,154  $1.69  to   $1.98   $539,107      0.86%       0.55%  to  1.20%     20.86%      to  20.08%
2004                          201,340  $1.40  to   $1.65   $282,034      0.59%       0.55%  to  1.20%     29.56%      to  28.72%
2003                          130,668  $1.08  to   $1.28   $141,172      0.27%       0.55%  to  1.20%     47.95%      to  47.13%
2002                           89,925  $0.73  to   $0.87   $ 65,493        --        0.55%  to  1.20%    (14.12%)     to (13.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2006                          489,659  $1.92  to   $1.08   $890,484      0.23%       0.55%  to  1.45%      7.28%      to   7.16%(13)
2005                          478,752  $1.79  to   $1.54   $828,367        --        0.55%  to  1.20%     10.64%      to   9.93%
2004                          368,407  $1.62  to   $1.40   $579,332        --        0.55%  to  1.20%     17.68%      to  16.92%
2003                          261,219  $1.37  to   $1.20   $351,317        --        0.55%  to  1.20%     42.71%      to  41.18%
2002                          158,874  $0.96  to   $0.85   $151,154        --        0.55%  to  1.20%    (17.95%)     to (15.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2006                           76,000  $1.29  to   $1.32   $ 97,390      2.31%       0.55%  to  1.20%     11.53%      to  10.81%
2005                           84,219  $1.16  to   $1.19   $ 96,853      2.09%       0.55%  to  1.20%      4.41%      to   3.74%
2004                           80,918  $1.11  to   $1.15   $ 89,406      2.16%       0.55%  to  1.20%      8.74%      to   8.04%
2003                           59,332  $1.02  to   $1.06   $ 60,495      1.74%       0.55%  to  1.20%     21.43%      to  20.45%
2002                           28,802  $0.84  to   $0.88   $ 24,203      2.33%       0.55%  to  1.20%    (13.40%)     to (12.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2006                           15,404  $1.29  to   $1.47   $ 19,827      1.61%       0.55%  to  1.20%     20.15%      to  19.37%
2005                           17,549  $1.07  to   $1.23   $ 18,913      1.88%       0.55%  to  1.20%      9.07%      to   8.37%
2004                           19,728  $0.99  to   $1.13   $ 19,596      0.23%       0.55%  to  1.20%      9.03%      to   8.32%
2003                           14,684  $0.90  to   $1.05   $ 13,353      0.33%       0.55%  to  1.20%     30.43%      to  29.63%
2002                            7,789  $0.69  to   $0.81   $  5,378      0.20%       0.55%  to  1.20%    (23.33%)     to (19.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2006                           68,746  $1.38  to   $1.11   $ 93,493        --        0.55%  to  1.45%     11.61%      to  10.85%(13)
2005                           78,280  $1.23  to   $1.25   $ 95,962        --        0.55%  to  1.20%      7.22%      to   6.52%
2004                           80,225  $1.15  to   $1.18   $ 91,972        --        0.55%  to  1.20%     17.43%      to  16.67%
2003                           73,209  $0.98  to   $1.01   $ 71,663      0.01%       0.55%  to  1.20%     36.11%      to  34.67%
2002                           47,166  $0.72  to   $0.75   $ 34,051      0.73%       0.55%  to  1.20%    (27.27%)     to (25.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------



104 - RIVERSOURCE VARIABLE ACCOUNT 10

                                             AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
                              --------------------------------------  ----------------------------------------------------------
                                         ACCUMULATION                 INVESTMENT
                                UNITS     UNIT VALUE      NET ASSETS    INCOME        EXPENSE RATIO            TOTAL RETURN
                               (000S)  LOWEST TO HIGHEST    (000S)      RATIO 1    LOWEST TO HIGHEST 2      LOWEST TO HIGHEST 3
                              --------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO
2006                           50,566  $1.20  to  $1.14   $   60,201      --        0.55%  to  1.45%      22.08%  to  12.91%(13)
2005                           38,139  $0.98  to  $1.10   $   37,471      --        0.55%  to  1.20%       5.66%  to   4.98%
2004                           42,675  $0.93  to  $1.05   $   39,748      --        0.55%  to  1.20%      13.15%  to  12.41%
2003                           36,312  $0.82  to  $0.94   $   29,921      --        0.55%  to  1.20%      41.38%  to  40.30%
2002                           18,702  $0.58  to  $0.67   $   10,870      --        0.55%  to  1.20%     (38.30%) to (33.00%)(4)
--------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
      inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

(4)   Operations commenced on Feb. 13, 2002.

(5)   Operations commenced on March 1, 2002.

(6)   Operations commenced on Dec. 8, 2003.

(7)   Operations commenced on Feb. 4, 2004.

(8)   Operations commenced on Sept. 13, 2004.

(9)   Operations commenced on May 2, 2005.

(10)  Operations commenced on Nov. 1, 2005.

(11)  Operations commenced on April 28, 2006.

(12)  Operations commenced on May 1, 2006.

(13)  Operations commenced on June 26, 2006.

(14)  Operations commenced on Sept. 15, 2006.

(15)  Operations commenced on Dec. 15, 2006.


RIVERSOURCE VARIABLE ACCOUNT 10 - 105

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, formerly IDS Life Insurance Company, (a wholly-owned subsidiary of Ameriprise Financial, Inc.) as of December 31, 2006 and 2005, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2006 and 2005, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                         /s/ Ernst & Young LLP

Minneapolis, Minnesota
February 26, 2007

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)

DECEMBER 31,                                                              2006          2005

ASSETS
Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2006, $25,289;
      2005, $27,817)                                                     $24,995       $27,753
   Common and preferred stocks, at fair value (cost: 2006, $30;
      2005, $0)                                                               31            --
Mortgage loans on real estate, at cost (less allowance for loan
   losses: 2006, $37; 2005, $41)                                           2,790         2,842
Policy loans                                                                 642           605
Trading securities and other investments                                     241           548
------------------------------------------------------------------------------------------------
      Total investments                                                   28,699        31,748

Cash and cash equivalents                                                    160           272
Reinsurance recoverables                                                   1,137           983
Amounts due from brokers                                                       7             4
Other accounts receivable                                                     90            63
Accrued investment income                                                    309           329
Deferred acquisition costs                                                 4,411         4,036
Deferred sales inducement costs                                              452           370
Other assets                                                                 321           220
Separate account assets                                                   49,287        37,930
------------------------------------------------------------------------------------------------
      Total assets                                                       $84,873       $75,955
================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
Future policy benefits                                                   $29,561       $32,312
Policy claims and other policyholders' funds                                  93            90
Amounts due to brokers                                                       132            32
Deferred income taxes, net                                                    90             9
Other liabilities                                                            440           421
Separate account liabilities                                              49,287        37,930
------------------------------------------------------------------------------------------------
      Total liabilities                                                   79,603        70,794
------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $30 par value; 100,000 shares authorized,
      issued and outstanding                                                   3             3
   Additional paid-in capital                                              2,021         2,020
   Retained earnings                                                       3,455         3,269
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities losses                                      (168)          (91)
      Net unrealized derivative losses                                       (41)          (40)
------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive loss                               (209)         (131)
------------------------------------------------------------------------------------------------
      Total shareholder's equity                                           5,270         5,161
------------------------------------------------------------------------------------------------
      Total liabilities and shareholder's equity                         $84,873       $75,955
================================================================================================

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)

YEARS ENDED DECEMBER 31,                                    2006           2005          2004

REVENUES
Premiums:
   Traditional life insurance                              $   72         $   75        $   68
   Disability income and long term care insurance             322            295           284
------------------------------------------------------------------------------------------------
      Total premiums                                          394            370           352
Net investment income                                       1,661          1,789         1,775
Contractholder and policyholder charges                       637            577           555
Mortality and expense risk and other fees                     636            489           430
Net realized investment gain                                   51             48            27
------------------------------------------------------------------------------------------------
      Total revenues                                        3,379          3,273         3,139
------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                  28             42            37
   Investment contracts and universal life-type insurance     267            232           228
   Disability income and long term care insurance              83             76            67
Increase in liabilities for future policy benefits:
   Traditional life insurance                                  --              5             1
   Disability income and long term care insurance             143            141           123
Interest credited to account values                         1,052          1,111         1,128
Amortization of deferred acquisition costs                    356            316           261
Separation costs                                              131            121            --
Other insurance and operating expenses                        641            588           502
------------------------------------------------------------------------------------------------
      Total benefits and expenses                           2,701          2,632         2,347
------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change      678            641           792
Income tax provision                                          192            182           226
------------------------------------------------------------------------------------------------
Income before accounting change                               486            459           566
Cumulative effect of accounting change, net of tax             --             --           (70)
------------------------------------------------------------------------------------------------
      Net income                                           $  486         $  459        $  496
================================================================================================

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)

YEARS ENDED DECEMBER 31,                                   2006            2005         2004

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                 $  486         $  459        $  496
Adjustments to reconcile net income to net cash provided
   by operating activities:
   Cumulative effect of accounting change, net of tax          --             --            70
   Amortization of deferred acquisition costs                 356            316           261
   Amortization of deferred sales inducement costs             48             40            34
   Capitalization of deferred acquisition costs              (687)          (633)         (534)
   Capitalization of deferred sales inducement costs         (126)           (94)          (71)
   Amortization of premium, net                                75             83            93
   Deferred income taxes                                      123            122            70
   Contractholder and policyholder charges, non-cash         (220)          (232)         (232)
   Net realized investment gain                               (51)           (48)          (27)
   Net realized gain on trading securities and equity
      method investments in hedge funds                       (16)           (24)          (38)
Change in operating assets and liabilities:
   Trading securities and equity method investments in
      hedge funds, net                                        297            247             7
   Future policy benefits for traditional life,
      disability income and long term care insurance          274            230           235
   Policy claims and other policyholders' funds                 2             20             2
   Policy loans, excluding universal life-type insurance:
      Repayment                                                35             36            37
      Issuance                                                (39)           (39)          (39)
   Reinsurance recoverables                                  (154)          (106)         (122)
   Other accounts receivable                                  (27)           (10)           16
   Accrued investment income                                   20             23             4
   Other assets and liabilities, net                         (280)            47            (3)
------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                     116            437           259
------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Proceeds from sales                                      1,897          3,124         1,603
   Maturities, sinking fund payments and calls              2,014          2,242         1,931
   Purchases                                               (1,433)        (5,780)       (4,393)
Other investments, excluding policy loans:
   Proceeds from sales, maturities, sinking fund
      payments and calls                                      519            653           690
   Purchases                                                 (441)          (543)         (402)
Change in amounts due to and from brokers, net                 98           (128)          (71)
Change in restricted cash                                      --            536           299
------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         2,654            104          (343)
------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts and universal
 life-type insurance:
   Considerations received                                  1,267          1,532         2,351
   Interest credited to account values                      1,052          1,111         1,128
   Surrenders and other benefits                           (4,869)        (3,330)       (2,716)
Policy loans:
   Repayment                                                  108             89            84
   Issuance                                                  (140)          (103)          (93)
Capital contribution from Ameriprise Financial, Inc.           --            650            --
Cash dividend to Ameriprise Financial, Inc.                  (300)          (380)         (930)
------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                      (2,882)          (431)         (176)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS         (112)           110          (260)
Cash and cash equivalents at beginning of year                272            162           422
------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                   $  160         $  272        $  162
================================================================================================

Supplemental disclosures:
   Income taxes paid, net                                  $   64         $   96        $  196
   Interest paid on borrowings                             $    1         $   --        $   --

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2006
(IN MILLIONS)

                                                                       ADDITIONAL                ACCUMULATED OTHER
                                                           COMMON       PAID-IN        RETAINED    COMPREHENSIVE
                                                           STOCK        CAPITAL        EARNINGS    INCOME/(LOSS)     TOTAL
-----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2003                              $    3        $1,370         $3,624         $  399        $5,396
Comprehensive income:
   Net income                                                  --            --            496             --           496
   Change in unrealized holding losses on securities, net      --            --             --            (35)          (35)
   Change in unrealized derivative losses, net                 --            --             --            (23)          (23)
                                                                                                                    -------
Total comprehensive income                                     --            --             --             --           438
Cash dividends to Ameriprise Financial, Inc.                   --            --           (930)            --          (930)
-----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2004                              $    3        $1,370         $3,190         $  341        $4,904
Comprehensive loss:
   Net income                                                  --            --            459             --           459
   Change in unrealized holding losses on securities, net      --            --             --           (461)         (461)
   Change in unrealized derivative losses, net                 --            --             --            (11)          (11)
                                                                                                                    -------
Total comprehensive loss                                       --            --             --             --           (13)
Capital contribution from Ameriprise Financial, Inc.           --           650             --             --           650
Cash dividend to Ameriprise Financial, Inc.                    --            --           (380)            --          (380)
-----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                              $    3        $2,020         $3,269         $ (131)       $5,161
Comprehensive income:
   Net income                                                  --            --            486             --           486
   Change in unrealized holding losses on securities, net      --            --             --            (77)          (77)
   Change in unrealized derivative losses, net                 --            --             --             (1)           (1)
                                                                                                                    -------
Total comprehensive income                                     --            --             --             --           408
Tax adjustment of share-based incentive employee
   compensation plan                                           --             1             --             --             1
Cash dividend to Ameriprise Financial, Inc.                    --            --           (300)            --          (300)
-----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                              $    3        $2,021         $3,455         $ (209)       $5,270
=============================================================================================================================

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Company, formerly known as IDS Life Insurance Company, is a stock life insurance company with one wholly-owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

o RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

o RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2006, IDS Life Insurance Company completed an Agreement and Plan of Merger with both American Enterprise Life Insurance Company ("American Enterprise Life") and American Partners Life Insurance Company ("American Partners Life") whereby both companies merged with and into IDS Life Insurance Company. As a result of the merger, American Enterprise Life and American Partners Life ceased to exist. Prior to the merger, both companies were wholly-owned operating subsidiaries of IDS Life Insurance Company. Immediately following the merger, IDS Life Insurance Company changed its name to RiverSource Life Insurance Company.

Also on December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life Insurance Company of New York ("IDS Life of New York"). As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

RiverSource Life Insurance Company and its subsidiary are referred to collectively in these notes as "RiverSource Life".

No material effect on the consolidated financial condition and results of operations is expected for RiverSource Life as a result of the mergers.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life has been allocated $252 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a significant portion of the remaining separation costs in 2007. RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life discontinued underwriting new long term care ("LTC")

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

policies as of December 31, 2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and, its wholly-owned subsidiary, RiverSource Life of NY. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 11. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest, except for variable interest entities which are consolidated when certain conditions are met and immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

RiverSource Life also consolidates all variable interest entities ("VIEs") for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual return, or both. RiverSource Life liquidated its interest in all consolidated VIEs during 2004 and 2005. There were no consolidated VIEs as of December 31, 2006 and 2005.

Qualifying Special Purpose Entities ("QSPEs") are not consolidated. Such QSPEs included a securitization trust containing a majority of RiverSource Life's rated collateralized debt obligations ("CDOs") for which RiverSource Life sold all of its retained interests in 2005.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments and hedging activities, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments are hedge fund investments, separate account and mutual fund seed money and syndicated loans. Separate account and mutual fund seed money is carried at fair market value with changes in value recognized within net investment income. The carrying value of equity method investments in hedge funds reflects RiverSource Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment, and approximate fair value. Syndicated loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
RiverSource Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies except those sold by RiverSource Life of NY prior to 1996, RiverSource Life retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to affiliates of Genworth Financial, Inc. ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life's long term care liabilities was $945 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2001, risk on most term life policies is reinsured on a coinsurance basis.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

RiverSource Life retains all risk for new claims on disability income ("DI") contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are recorded at fair value within other assets or liabilities. The fair value of RiverSource Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for the change in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life generally designates its hedges as cash flows hedges or accounts for them as economic hedges.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge is de-designated or terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

RiverSource Life currently has economic hedges that either do not qualify or are not designated as accounting hedges. For derivative financial instruments that do not qualify for hedge accounting, or are not designated as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.

In determining the liabilities for variable annuity death benefits and GMIB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale; commercial mortgage loans on real estate and policy loans; mark-to-market of trading securities and certain derivatives; and pro-rata share of net income or loss of equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. RiverSource Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts and equity indexed annuities in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimate will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life from its parent, Ameriprise Financial for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

3. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life is currently evaluating the impact of SFAS 157 on its consolidated financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its consolidated financial condition and results of operations is not expected to be significant.

Effective January 1, 2006, RiverSource Life adopted SFAS No. 154, "Accounting Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life's consolidated financial condition and results of operations was not material.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $210 million and an after-tax decrease to retained earnings of approximately $137 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $71 million ($109 million pretax). The cumulative effect of accounting change consisted of: (i) $43 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($33 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($10 million); and (ii) $66 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26 million offset). Prior to RiverSource Life's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $53 million (of which $33 million was part of the adoption charges described previously). RiverSource Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

The following is a summary of Available-for-Sale securities by type:
---------------------------------------------------------------------------------------------------------------
                                                                           GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED        FAIR
DECEMBER 31, 2006 (IN MILLIONS)                            COST            GAINS       LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,232        $   119       $  (262)       $12,089
Mortgage and other asset-backed securities                  9,398             27          (175)         9,250
Foreign corporate bonds and obligations                     3,080             39           (68)         3,051
U.S. government and agencies obligations                      295             13            (5)           303
State and municipal obligations                               165              4            (4)           165
Foreign government bonds and obligations                      117             18            --            135
Structured investments(a)                                       2             --            --              2
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     25,289            220          (514)        24,995
Common and preferred stocks                                    30              1            --             31
---------------------------------------------------------------------------------------------------------------
   Total                                                  $25,319        $   221       $  (514)       $25,026
===============================================================================================================

(a) Includes unconsolidated collateralized debt obligations.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                           GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED        FAIR
DECEMBER 31, 2005 (IN MILLIONS)                            COST            GAINS       LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $13,319        $   208       $  (199)       $13,328
Mortgage and other asset-backed securities                 10,805             46          (159)        10,692
Foreign corporate bonds and obligations                     3,149             67           (55)         3,161
U.S. government and agencies obligations                      300             16            (5)           311
State and municipal obligations                               114              3            (3)           114
Foreign government bonds and obligations                      128             17            --            145
Structured investments(a)                                       2             --            --              2
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     27,817            357          (421)        27,753
Common and preferred stocks                                    --             --            --             --
---------------------------------------------------------------------------------------------------------------
   Total                                                  $27,817        $   357       $  (421)       $27,753
===============================================================================================================

(a) Includes unconsolidated collateralized debt obligations.

At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% of RiverSource Life's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.2 billion and $1.0 billion of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:

RATING                                                                       2006          2005
-------------------------------------------------------------------------------------------------
AAA                                                                           38%           40%
AA                                                                             9             6
A                                                                             19            21
BBB                                                                           27            26
Below investment grade                                                         7             7
-------------------------------------------------------------------------------------------------
   Total                                                                     100%          100%
=================================================================================================

At December 31, 2006 and 2005, approximately 47% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN MILLIONS)                                          LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                             VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                             $ 1,166      $   (16)     $ 7,680      $  (246)     $ 8,846      $  (262)
Mortgage and other asset-backed securities                862           (5)       6,616         (170)       7,478         (175)
Foreign corporate bonds and obligations                   196           (3)       1,834          (65)       2,030          (68)
U.S. government and agencies obligations                    5           --          214           (5)         219           (5)
State and municipal obligations                             3           --           81           (4)          84           (4)
Foreign government bonds and obligations                   --           --            3           --            3           --
Structured investments                                      1           --           --           --            1           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                              $ 2,233      $   (24)     $16,428      $  (490)     $18,661      $  (514)
================================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(IN MILLIONS)                                          LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                             VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                             $ 6,184      $  (133)     $ 1,619      $   (66)     $ 7,803      $  (199)
Mortgage and other asset-backed securities              6,002          (88)       2,059          (71)       8,061         (159)
Foreign corporate bonds and obligations                 1,204          (31)         535          (24)       1,739          (55)
U.S. government and agencies obligations                  149           (3)          72           (2)         221           (5)
State and municipal obligations                            67           (2)          15           (1)          82           (3)
Foreign government bonds and obligations                   13           --           --           --           13           --
Structured investments                                      2           --           --           --            2           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                              $13,621      $  (257)     $ 4,300      $  (164)     $17,921      $  (421)
================================================================================================================================

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:

(IN MILLIONS, EXCEPT
NUMBER OF SECURITIES)            LESS THAN 12 MONTHS                 12 MONTHS OR MORE                          TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                                   GROSS                               GROSS                               GROSS
RATIO OF FAIR VALUE TO     NUMBER OF    FAIR     UNREALIZED    NUMBER OF    FAIR     UNREALIZED    NUMBER OF    FAIR     UNREALIZED
AMORTIZED COST             SECURITIES   VALUE      LOSSES      SECURITIES   VALUE      LOSSES      SECURITIES   VALUE      LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
95% - 100%                    178     $ 2,233     $   (24)        657     $15,304     $  (407)        835     $17,537     $  (431)
90% - 95%                      --          --          --          59       1,035         (69)         59       1,035         (69)
80% - 90%                      --          --          --           6          89         (14)          6          89         (14)
-----------------------------------------------------------------------------------------------------------------------------------
   Total                      178     $ 2,233     $   (24)        722     $16,428     $  (490)        900     $18,661     $  (514)
===================================================================================================================================

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industries or with any individual securities. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto and paper industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.

RiverSource Life monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of
Note 2 for information regarding RiverSource Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive income
(loss):

(IN MILLIONS)                                                               2006         2005         2004
------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $63, $261 and $23, respectively      $(116)       $(485)       $ 42
Reclassification of realized gains, net of tax of $17, $17 and
   $11, respectively                                                         (33)         (32)        (20)
DAC, net of tax of $15, $28 and $3, respectively                              29           53           6
DSIC, net of tax of $2, $5 and $4, respectively                                3            8          (7)
Fixed annuity liabilities, net of tax of $22, $3 and $30, respectively        40           (5)        (56)
------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                           $ (77)       $(461)       $(35)
============================================================================================================

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Available-for-Sale securities by maturity at December 31, 2006 were as follows:

                                                         AMORTIZED        FAIR
(IN MILLIONS)                                              COST           VALUE
----------------------------------------------------------------------------------
Due within one year                                       $   521        $   522
Due after one year through five years                       6,625          6,592
Due after five years through 10 years                       7,558          7,395
Due after 10 years                                          1,185          1,234
----------------------------------------------------------------------------------
                                                           15,889         15,743
Mortgage and other asset-backed securities                  9,398          9,250
Structured investments                                          2              2
Common and preferred stocks                                    30             31
----------------------------------------------------------------------------------
Total                                                     $25,319        $25,026
==================================================================================

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN MILLIONS)                                              2006            2005         2004
-----------------------------------------------------------------------------------------------
Sales                                                     $ 1,897        $ 3,124      $ 1,603
Maturities, sinking fund payments and calls               $ 2,014        $ 2,242      $ 1,931
Purchases                                                 $(1,433)       $(5,780)     $(4,393)

Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN MILLIONS)                                              2006            2005         2004
-----------------------------------------------------------------------------------------------
Gross realized gains from sales                           $    60        $   108      $    48
Gross realized losses from sales                          $   (10)       $   (39)     $   (18)
Other-than-temporary impairments                          $    --        $   (19)     $    --

The $19 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $25 million.

At December 31, 2006 and 2005, bonds carried at $18 and $16 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET
The following is a summary of commercial mortgage loans on real estate and syndicated loans at December 31:

(IN MILLIONS)                                              2006            2005
----------------------------------------------------------------------------------
Commercial mortgage loans on real estate                  $ 2,827        $ 2,883
Less: allowance for loan losses                               (37)           (41)
----------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net             $ 2,790        $ 2,842
==================================================================================

Syndicated loans                                          $   112        $   131
Less: allowance for loan losses                                (4)            (4)
----------------------------------------------------------------------------------
Net syndicated loans                                      $   108        $   127
==================================================================================

Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2006 and 2005, RiverSource Life's recorded investment in impaired commercial mortgage loans on real estate was nil and $14 million, respectively, with related allowances for commercial mortgage loan losses of nil and $4 million, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $3 million and $6 million, respectively. RiverSource Life recognized nil, nil, and $1 million of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:

(IN MILLIONS)                                          2006      2005      2004
--------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                   $41       $45       $47
Provision for commercial mortgage loan losses           --        --         9
Foreclosures, write-offs and loan sales                 (4)       (4)      (11)
--------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                 $37       $41       $45
================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:

                                                                    2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                          ON-BALANCE       FUNDING      ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION (IN MILLIONS)      SHEET        COMMITMENTS      SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Atlantic                                                   $  859         $   41          $  852        $   22
North Central                                                 739             22             843             6
Pacific                                                       397             15             364            27
Mountain                                                      298             13             352             9
South Central                                                 337              1             308            22
New England                                                   197              2             164            21
-----------------------------------------------------------------------------------------------------------------
                                                            2,827             94           2,883           107
Less: allowance for loan losses                               (37)            --             (41)           --
-----------------------------------------------------------------------------------------------------------------
   Total                                                   $2,790         $   94          $2,842        $  107
=================================================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:

                                                                    2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                          ON-BALANCE       FUNDING      ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE (IN MILLIONS)    SHEET        COMMITMENTS      SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Office buildings                                           $  962         $    4          $1,048        $   36
Shopping centers and retail                                   718             71             704            37
Apartments                                                    470              2             454            11
Industrial buildings                                          458             12             454            12
Hotels and motels                                              89              4              92             6
Medical buildings                                              45             --              47             3
Mixed use                                                      44             --              39            --
Retirement homes                                               --             --               5            --
Other                                                          41              1              40             2
-----------------------------------------------------------------------------------------------------------------
                                                            2,827             94           2,883           107
Less: allowance for loan losses                               (37)            --             (41)           --
-----------------------------------------------------------------------------------------------------------------
   Total                                                   $2,790         $   94          $2,842        $  107
=================================================================================================================

Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Income on fixed maturities                          $1,408    $1,449    $1,451
Income on commercial mortgage loans
   on real estate                                      181       197       221
Trading securities and other investments                89       164       138
--------------------------------------------------------------------------------
                                                     1,678     1,810     1,810
Less: investment expenses                               17        21        35
--------------------------------------------------------------------------------
   Total                                            $1,661    $1,789    $1,775
================================================================================

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Net realized investment gain for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Fixed maturities                                    $   50    $   50    $   31
Commercial mortgage loans
   on real estate                                        1        (2)       (3)
Trading securities and other investments                --        --        (1)
--------------------------------------------------------------------------------
   Total                                            $   51    $   48    $   27
================================================================================

5. VARIABLE INTEREST ENTITIES

During the years ended December 31, 2005 and 2004, RiverSource Life consolidated three secured loan trusts ("SLTs") which provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans and which were managed by an affiliate. One SLT was liquidated in 2004, resulting in a cumulative pretax charge of $24 million. An additional $4 million pretax charge was incurred in 2004 due to the expected liquidation of the two remaining SLTs in 2005. Those remaining SLTs were liquidated in 2005, resulting in a $14 million pretax gain for the year ended December 31, 2005. Consolidated results of operations for the year ended December 31, 2004 included non-cash charges related to the liquidated SLTs of $28 million that included a $24 million charge related to the complete liquidation of an SLT in 2004.

RiverSource Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2 million of CDO residual tranches managed by an affiliate where RiverSource Life is not the primary beneficiary. RiverSource Life's maximum exposure to loss as a result of its investment in the CDO residual tranches is represented by the carrying value.

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Balance, beginning of year                          $4,036    $3,638    $3,336
Impact of SOP 03-1                                      --        --        20
Capitalization of acquisition costs                    687       633       534
Amortization, excluding impact of changes
   in assumptions                                     (409)     (383)     (341)
Amortization, impact of annual third quarter
   changes in DAC-related assumptions                   38        67        24
Amortization, impact of other quarter changes
   in DAC-related assumptions(a)                        15        --        56
Impact of changes in net unrealized
   securities losses                                    44        81         9
--------------------------------------------------------------------------------
Balance, end of year                                $4,411    $4,036    $3,638
================================================================================

(a) Amount in 2004 was primarily related to a $66 million reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain annuity and life insurance products impacted by RiverSource Life's adoption of SOP 03-1 on January 1, 2004, partially offset by a $10 million increase in amortization expense due to a LTC DAC valuation system conversion.

The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Balance, beginning of year                          $  370    $  303    $  279
Impact of SOP 03-1                                      --        --        (3)
Capitalization of sales inducements                    126        94        71
Amortization                                           (48)      (40)      (34)
Impact of changes in net unrealized securities
   losses (gains)                                        4        13       (10)
--------------------------------------------------------------------------------
Balance, end of year                                $  452    $  370    $  303
================================================================================

7. LINES OF CREDIT

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2006.

Also, RiverSource Life has a collateral loan agreement with Ameriprise Financial aggregating up to $75 million. The interest rate for any borrowings is equal to the preceding month's effective new money rate for RiverSource Life's permanent investments. There were no amounts outstanding at December 31, 2006 and 2005.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

8. VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in-force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities as of December 31:

-----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN MILLIONS, EXCEPT AGE)                                                                           2006             2005
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN
OF PREMIUM:
                                              Total contract value                                 $17,418          $ 9,107
                                              Contract value in separate accounts                  $15,859          $ 7,410
                                              Net amount at risk(2)                                $    13          $    17
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
SIX-YEAR RESET:
                                              Total contract value                                 $23,544          $24,608
                                              Contract value in separate accounts                  $20,058          $20,362
                                              Net amount at risk(2)                                $   227          $   763
                                              Weighted average attained age                             61               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
ONE-YEAR RATCHET:
                                              Total contract value                                 $ 6,729          $ 5,129
                                              Contract value in separate accounts                  $ 5,902          $ 4,211
                                              Net amount at risk(2)                                $    26          $    45
                                              Weighted average attained age                             61               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
FIVE-YEAR RATCHET:
                                              Total contract value                                 $   907          $   537
                                              Contract value in separate accounts                  $   870          $   502
                                              Net amount at risk(2)                                $    --          $    --
                                              Weighted average attained age                             57               56
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH OTHER GMDB:
                                              Total contract value                                 $   586          $   456
                                              Contract value in separate accounts                  $   530          $   390
                                              Net amount at risk(2)                                $    11          $    16
                                              Weighted average attained age                             64               63
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GGU DEATH BENEFIT:
                                              Total contract value                                 $   811          $   620
                                              Contract value in separate accounts                  $   730          $   536
                                              Net amount at risk(2)                                $    62          $    35
                                              Weighted average attained age                             62               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMIB:
                                              Total contract value                                 $   928          $   793
                                              Contract value in separate accounts                  $   853          $   712
                                              Net amount at risk(2)                                $    14          $    16
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB:

                                              Total contract value                                 $ 4,791          $ 2,542
                                              Contract value in separate accounts                  $ 4,761          $ 2,510
                                              Benefit amount in excess of account value            $    --          $     1
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1) (CONTINUED)
(IN MILLIONS, EXCEPT AGE)                                                                           2006              2005
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB FOR LIFE:
                                              Total contract value                                 $ 2,396          $    --
                                              Contract value in separate accounts                  $ 2,349          $    --
                                              Benefit amount in excess of account value            $    --          $    --
                                              Weighted average attained age                             63               --
CONTRACTS WITH GMAB:
                                              Total contract value                                 $ 1,350          $   161
                                              Contract value in separate accounts                  $ 1,340          $   161
                                              Benefit amount in excess of account value            $    --          $     1
                                              Weighted average attained age                             55               56
-----------------------------------------------------------------------------------------------------------------------------

(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.

(2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN MILLIONS)                                                                     GMDB & GGU     GMIB       GMWB       GMAB
-----------------------------------------------------------------------------------------------------------------------------
Liability balance at January 1                                                       $16          $ 4       $ 9        $ 1
Reported claims                                                                        8           --        --         --
Liability (asset) balance at December 31                                              26            5       (12)        (5)
Incurred claims (adjustments) (sum of reported and change in liability (assets))      18            1       (21)        (6)

For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:

(IN MILLIONS)                                                                     GMDB & GGU     GMIB       GMWB       GMAB
-----------------------------------------------------------------------------------------------------------------------------
Liability balance at January 1                                                       $29          $ 3       $--        $--
Reported claims                                                                       12           --        --         --
Liability balance at December 31                                                      16            4         9          1
Incurred claims (adjustments) (sum of reported and change in liability)               (1)           1         9          1

The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Fixed annuities                                           $16,841        $18,793
Equity indexed annuities accumulated host values              267            296
Equity indexed annuities embedded derivative reserve           50             38
Variable annuities, with fixed sub-accounts                 5,975          6,999
GMWB variable annuity guarantees                              (12)             9
Other variable annuity guarantees                              26             21
----------------------------------------------------------------------------------
   Total annuities                                         23,147         26,156
VUL/UL insurance contract fixed sub-account                 2,562          2,552
Other life, disability income and long term care insurance  3,852          3,604
----------------------------------------------------------------------------------
   Total future policy benefits                            29,561         32,312
Policy claims and other policyholders' funds                   93             90
----------------------------------------------------------------------------------
   Total future policy benefits and policy claims and
      other policyholders' funds                          $29,654        $32,402
==================================================================================

Separate account liabilities as of December 31, consisted of the following:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Variable annuity contract reserves                        $43,515        $33,155
VUL insurance contract reserves                             5,772          4,775
----------------------------------------------------------------------------------
   Total separate account liabilities                     $49,287        $37,930
==================================================================================

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations are partially hedged with derivative instruments. These derivatives are cash flow hedges of interest credited on forecasted sales rather than a hedge of in-force risk. These derivatives consisted of interest rate swaptions with a notional value of $1.2 billion at both December 31, 2006 and 2005. The fair value of these swaptions was $2 million and $8 million at December 31, 2006 and 2005, respectively.

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. The equity component of these annuities is considered an embedded derivative and is accounted for separately. The change in fair value of the embedded derivative reserve is reflected in interest credited to account values. As a means of economically hedging its obligation under the stock market return provision, RiverSource Life purchases and writes index options and enters into futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options and futures as of December 31 were as follows:

                                              2006            2005
--------------------------------------------------------------------------
                                      NOTIONAL   FAIR   NOTIONAL   FAIR
(IN MILLIONS)                          AMOUNT    VALUE   AMOUNT    VALUE
--------------------------------------------------------------------------
Purchased options and futures          $ 271     $  40    $ 358    $  30
Written options                        $ (67)    $  (1)   $(101)   $  (1)

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The GMWB and GMAB provisions are considered embedded derivatives and are accounted for separately. The changes in fair values of these embedded derivative reserves are reflected in death and other benefits for investment contracts and universal life-type insurance. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life does not currently hedge its risk under the GMAB, GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $2.5 billion at December 31, 2005 to $7.2 billion at December 31, 2006. As a means of economically hedging its obligation under the GMWB provisions, RiverSource Life purchases structured equity put options, enters into interest rate swaps and trades equity futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options, swaps and futures as of December 31, were as follows:

                                              2006            2005
--------------------------------------------------------------------------
                                      NOTIONAL   FAIR   NOTIONAL   FAIR
(IN MILLIONS)                          AMOUNT    VALUE   AMOUNT    VALUE
--------------------------------------------------------------------------
Purchased options                     $1,410    $  171   $  629   $   95
Interest rate swaps                   $  359    $   (1)  $   --   $   --
Sold equity futures                   $ (111)   $   --   $   --   $   --

Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

10. INCOME TAXES

RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes for the years ended December 31 were:

(IN MILLIONS)                                                2006           2005        2004
----------------------------------------------------------------------------------------------
Current income tax:
   Federal                                                    $66            $56        $160
   State                                                        3              4          (4)
----------------------------------------------------------------------------------------------
Total current income tax                                       69             60         156
Deferred federal income tax                                   123            122          70
----------------------------------------------------------------------------------------------
Income tax provision                                         $192           $182        $226
==============================================================================================

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                             2006           2005        2004
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                   35.0%          35.0%       35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                   (6.5)          (9.4)       (4.0)
   State taxes, net of federal benefit                        0.3            0.4        (0.3)
   Taxes applicable to prior years                             --            3.2        (2.6)
   Other, net                                                (0.5)          (0.8)        0.4
----------------------------------------------------------------------------------------------
Income tax provision                                         28.3%          28.4%       28.5%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Deferred income tax assets:
   Liabilities for future policy benefits                  $1,146         $1,102
   Investment related                                          75             70
   Net unrealized losses on Available-for Sale
      securities and derivatives                              115             71
   Other                                                       45             62
----------------------------------------------------------------------------------
Gross deferred income tax assets                            1,381          1,305

Deferred income tax liabilities:
   Deferred acquisition costs                               1,253          1,154
   Deferred sales inducement costs                            158            130
   Other                                                       60             30
----------------------------------------------------------------------------------
Gross deferred income tax liabilities                       1,471          1,314
----------------------------------------------------------------------------------
Net deferred income tax liabilities                        $   90         $    9
==================================================================================

A portion of RiverSource Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life has made distributions of $1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life is liquidated. Deferred income taxes had not been previously established.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

RiverSource Life is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life has $156 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life has $45 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.

As a result of the Distribution, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive loss in the Consolidated Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Net unrealized securities losses                           $   41         $  248      $   19
Net unrealized derivative losses                                1              6          12
----------------------------------------------------------------------------------------------
Net income tax benefit                                     $   42         $  254      $   31
==============================================================================================

11. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $1.2 billion and $925 million as of December 31, 2006 and 2005, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. For 2007, dividends or distributions in excess of $469 million would be extraordinary.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Statutory net gain from operations                         $  469         $  327      $  438
Statutory net income                                          514            339         438
Statutory capital and surplus                               3,258          2,942       2,277

12. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life received $76 million from RiverSource Investments, LLC for administrative services RiverSource Life provided. For the year ended December 31, 2005, RiverSource Life received $56 million from Ameriprise Financial and $20 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life received $82 million from Ameriprise Financial for administrative services.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2006, 2005 and 2004.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $2 million in 2006, $1 million in 2005 and $1 million in 2004.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $3 million, $2 million and $2 million, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2006, 2005 and 2004 was approximately $1 million each year.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $755 million, $725 million and $601 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

RiverSource Life paid $300 million of dividends to Ameriprise Financial during 2006, comprised of $100 million of extraordinary cash dividends in each of the second and third quarters of 2006 and $100 million of ordinary cash dividends in the fourth quarter of 2006. Prior to the payment of the extraordinary cash dividends, RiverSource Life made the required advance notices to the Minnesota Department of Commerce, its primary state regulator, and received responses stating there were no objections to the payment of these dividends. The ordinary cash dividends paid in the fourth quarter 2006 did not require prior notification and response from the Minnesota Department of Commerce. RiverSource Life of NY paid ordinary dividends to RiverSource Life during the second quarter of 2006 of $23 million. In connection with the Separation, RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, RiverSource Life approved and paid dividends to Ameriprise Financial of $380 million.

Included in other liabilities at December 31, 2006 and 2005 are $1 million and $8 million, respectively, payable to Ameriprise Financial for federal income taxes.

13. REINSURANCE

At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $174.1 billion, $160.1 billion and $147.5 billion, respectively, of which $102.4 billion, $86.3 billion and $70.9 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Direct premiums                                            $  561         $  544      $  508
Reinsurance assumed                                             3              2           4
Reinsurance ceded                                            (170)          (176)       (160)
----------------------------------------------------------------------------------------------
Net premiums                                               $  394         $  370      $  352
==============================================================================================

Reinsurance recovered from reinsurers amounted to $115 million, $106 million and $73 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

14. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to credit and various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life enters into various derivative financial instruments as part of its ongoing risk management activities. RiverSource Life does not engage in any derivative instrument trading activities. Credit risk associated with RiverSource Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting agreements wherever practical. As of December 31, 2006 and 2005, the total net fair values, excluding accruals, of derivative product assets were $212 million and $133 million, respectively, and derivative liabilities were $7 million at both balance sheet dates. The net notional amount of derivatives as of December 31, 2006 was $3.1 billion, consisting of $3.2 billion purchased and $0.1 billion written.

Cash Flow Hedges
RiverSource Life uses interest rate products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed premium product sales. During 2006, 2005 and 2004, no amounts were reclassified into earnings from accumulated other comprehensive income. At December 31, 2006, RiverSource Life expects to reclassify approximately $1 million of net pretax losses on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months. Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 12 years and relates to forecasted fixed annuity sales. There were losses of $4 million for the year ended December 31, 2006, $2 million for the year ended December 31, 2005 and no gains or losses for the year ended December 31, 2004 on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

During 2006, 2005 and 2004, RiverSource Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Holding losses, net of tax of $6, $11 and $11,
   respectively                                            $  (10)        $  (21)     $  (21)
Reclassification of realized losses (gains),
   net of tax of $5, $5 and $1, respectively                    9             10          (2)
----------------------------------------------------------------------------------------------
Net change in unrealized derivative losses                 $   (1)        $  (11)     $  (23)
==============================================================================================

Derivatives Not Designated as Hedges
RiverSource Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment. The fair value assets (liabilities) of these purchased and written derivatives for the years ended December 31 were as follows:

                                                              2006                 2005
-----------------------------------------------------------------------------------------------
(IN MILLIONS)                                          PURCHASED  WRITTEN   PURCHASED  WRITTEN
-----------------------------------------------------------------------------------------------
Equity indexed annuities                                  $ 40     $ (1)       $ 30     $ (1)
GMWB                                                       170       --          95       --
-----------------------------------------------------------------------------------------------
Total                                                     $210     $ (1)       $125     $ (1)
===============================================================================================

Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings. Accordingly, there are no amounts on the balance sheet related to these contracts.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities. Additionally, certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. RiverSource Life economically hedges the exposure related to the GMWB provision using various equity futures, interest rate swaps and structured derivatives.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Embedded Derivatives
As noted above, certain annuity products have returns tied to the performance of equity markets. The equity component of the annuity product obligations are considered embedded derivatives. Additionally, certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The fair value of the embedded derivative is included as part of the equity indexed annuities. The changes in fair value of the equity indexed annuities are reflected in interest credited to account values and the changes in fair value of the GMWB and GMAB features are reflected in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded derivatives for equity indexed annuities and the fair value of the embedded options for GMWB and GMAB are recognized in future policy benefits in the Consolidated Balance Sheets. The total fair value of these instruments, excluding the host contract, was $33 million and $48 million at December 31, 2006 and 2005, respectively.

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:

                                                                   2006                         2005
---------------------------------------------------------------------------------------------------------------
                                                         CARRYING         FAIR        CARRYING         FAIR
(IN MILLIONS)                                              VALUE          VALUE         VALUE          VALUE
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values  $75,336        $75,336       $66,718        $66,718
Commercial mortgage loans on real estate, net               2,790          2,875         2,842          2,977
Other investments                                             108            112           127            131

FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values
   approximate fair values                                $   (10)       $   (10)      $    32        $    32
Fixed annuity reserves                                     21,626         20,981        24,638         23,841
Separate account liabilities                               43,516         41,623        33,154         31,743
---------------------------------------------------------------------------------------------------------------

As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Other investments include RiverSource Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses. Fair values were based on quoted market prices.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $1.5 billion as of both December 31, 2006 and 2005. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $422 million and $496 million as of December 31, 2006 and 2005, respectively.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Fair values of separate account liabilities, excluding life insurance-related elements of $5.8 billion and $4.8 billion as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $2.3 billion and $2.0 billion as of December 31, 2006 and 2005, respectively.

16. COMMITMENTS AND CONTINGENCIES

At December 31, 2006 and 2005, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings (see Note 4).

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

                                                               S-6325 E (5/07)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource Variable Account 10 including:

     Report of Independent Registered Public Accounting Firm dated April 24,
     2007.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2006. Statements of Operations for the year ended Dec. 31, 2006.
     Statements of Changes in Net Assets for the years ended Dec. 31, 2006 and 2005.
     Notes to Financial Statements.

     The audited financial statements of the RiverSource Life Insurance Company including:

     Report of Independent Registered Public Accounting Firm dated Feb. 26,
     2007.
     Consolidated Balance Sheets as of Dec. 31, 2006 and 2005.
     Consolidated Statements of Income for the years ended Dec. 31, 2006,
     2005 and 2004.
     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2006, 2005 and 2004.
     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2006, 2005 and 2004.
     Notes to Consolidated Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8 Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10 Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as Exhibit 1.11 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement
         No. 333-69777 is incorporated by reference.

2.       Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049), filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14 Form of Deferred Annuity Contract for non-qualified contracts (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.15 Form of Deferred Annuity Contract for Retirement Advisor Advantage Plus (form 1043 A) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.16 Form of Deferred Annuity Contract for Retirement Advisor Select Plus (form 131041 A) filed electronically as Exhibit 4.16 to
         Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.17 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 131101), filed electronically as
         Exhibit 4.17 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.18 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 131102), filed electronically as
         Exhibit 4.18 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.19 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 131103), filed electronically as
         Exhibit 4.19 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.20     Form of TSA Endorsement (form 131068), filed electronically as
         Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.21 Form of Return of Purchase Payments Rider (form 131072), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.22 Form of Maximum Anniversary Value Death Benefit Rider (form 131031), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.23 Form of 5-Year Maximum Anniversary Value Death Benefit Rider (form 131071), filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.24 Form of Enhanced Earnings Death Benefit Rider (form 131032 A), filed electronically as Exhibit 4.21 to Post-Effective Amendment No.21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.25 Form of Enhanced Earnings Plus Death Benefit Rider (form 131033 A), filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.26 Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.27     Form of Guarantee Period Accounts Rider filed electronically as
         Exhibit 4.24 to Post-Effective Amendment No. 25 to Registration Statement No. 333-79311, filed on or about June 2, 2004, is incorporated by reference.

4.28 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 29 to Registration Statement No. 333-79311, filed on or about Oct. 21, 2004, is incorporated by reference.

4.29 Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB) (form 131035) filed electronically as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.30 Form of Portfolio Navigator Model Portfolio Rider (form 131070C) filed electronically as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.31 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Withdrawal Benefit for Life), filed electronically as Exhibit 4.31 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.32 Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 41 to Registration
         Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.       Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h) (1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as
         Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.10 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post Effective Amendment No.28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Apsen Series filed electronically as
         Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc., dated Oct. 16, 2006, is filed electronically herewith.

8.15 Copy of Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. is filed electronically herewith.

8.16 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.17 Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, is filed electronically herewith.

8.18 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.19 Copy of Participation Agreement by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and IDS Life Insurance Company, dated Jan. 12, 2004 filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 24 to Registration Statement No. 333-79311, is incorporated by reference.

8.20 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.22 Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.23 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. is filed electronically herewith.

8.24 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and RiverSource Life Insurance Company, dated Jan. 1, 2007, is filed electronically herewith.

8.25 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.26 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.27 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as
         Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.28 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.29 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, is filed electronically herewith.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.      None

12.      Not applicable.

13. Power of Attorney to sign Amendment to this Registration Statement, dated Jan. 2, 2007 is filed electronically herewith.

14.      Not applicable.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance
---------------------------------------------------------------------------
Company
-------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Kent M. Bergene                                        Vice President - Affiliated Investments

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Pat H. Carey                                           Vice President-Fund Relations

Charles R. Caswell                                     Reinsurance Officer

Mark Gorham                                            Illustration Actuary

Jim Hamalainen                                         Vice President - Investments

Timothy J. Masek                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas R. Moore                                        Secretary

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Julie A. Ruether                                       Chief Compliance Officer - Separate Accounts
                                                       and Assistant Secretary

Bruce H. Saul                                          Assistant General Counsel and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England

Item 27. Number of Contract owners

         As of March 31, 2007 there were 199,095 non-qualified contract owners and 348,323 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

(c) IDS Life Insurance Company, the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

         NAME OF                 NET UNDERWRITING
         PRINCIPAL                DISCOUNTS AND     COMPENSATION ON       BROKERAGE
         UNDERWRITER               COMMISSIONS         REDEMPTION        COMMISSIONS      COMPENSATION
         -----------               -----------         ----------        -----------      ------------
         IDS Life Insurance        $290,026,122           None               None              None
         Company

Item 30. Location of Accounts and Records

         RiverSource Life Insurance Company
         70100 Ameriprise Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 2007.

                                    RIVERSOURCE VARIABLE ACCOUNT 10
                                    ---------------------------------------
                                                 (Registrant)

                                    By RiverSource Life Insurance Company
                                    ---------------------------------------
                                                   (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2007.

/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Executive Vice
------------------------------------          President - Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  Brian J. McGrane*                        Director, Executive
------------------------------------          Vice President and
     Brian J. McGrane                         Chief Financial Officer

/s/  Kevin E. Palmer*                         Director, Vice President and
-----------------------------------           Chief Actuary
     Kevin E. Palmer

/s/  Mark E. Schwarzmann*                     Chairman of the Board and
------------------------------------          Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart*                        Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated Jan. 2, 2007 filed electronically herewith as Exhibit 13. to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311, by:

/s/  Rodney J. Vessels
-----------------------
     Rodney J. Vessels
     Assistant General Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 42 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The Prospectuses for:

        RiverSource Retirement Advisor Variable Annuity
        RiverSource Retirement Advisor Variable Annuity - Band 3
        RiverSource Retirement Advisor Advantage Variable Annuity
        RiverSource Retirement Advisor Select Variable Annuity
        RiverSource Retirement Advisor Advantage Variable Annuity - Band 3 RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity
        RiverSource Retirement Advisor 4 Access Variable Annuity

Part B.

        Statement of Additional Information
        Financial Statements

Part C.

     Other Information.

     The signatures.